UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS

ENHANCED LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.7%
338,862		Gentex Corp	$7,861,598
39,096		Lear Corp	7,042,363
10,442	*,e	Tesla, Inc	3,113,178
		TOTAL AUTOMOBILES & COMPONENTS	18,017,139

BANKS - 0.7%
101,104		Comerica, Inc	9,801,022
101,303		Synovus Financial Corp	5,006,394
55,227	*	Texas Capital Bancshares, Inc	5,014,612
		TOTAL BANKS	19,822,028

CAPITAL GOODS - 9.2%
49,046		3M Co	10,413,447
251,583		Allison Transmission Holdings, Inc	11,824,401
68,566	*	Armstrong World Industries, Inc	4,655,631
140,768		Boeing Co	50,155,638
88,489		Caterpillar, Inc	12,724,718
50,880		General Dynamics Corp	10,163,789
228,511	*	HD Supply Holdings, Inc	10,049,914
164,032		Honeywell International, Inc	26,187,709
49,236		Illinois Tool Works, Inc	7,056,996
80,080		Lockheed Martin Corp	26,114,088
65,851		Northrop Grumman Corp	19,787,567
44,107		Raytheon Co	8,734,509
153,645	*	Sensata Technologies Holding plc	8,353,679
40,872		TransDigm Group, Inc	15,349,071
62,794	*	United Rentals, Inc	9,343,747
37,676		W.W. Grainger, Inc	13,056,994
		TOTAL CAPITAL GOODS	243,971,898

COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
13,966	*	Copart, Inc	801,509
128,097		KAR Auction Services, Inc	7,615,367
110,814		Robert Half International, Inc	8,395,269
14,784		TransUnion	1,070,361
89,758	*	Verisk Analytics, Inc	9,929,030
149,422		Waste Management, Inc	13,447,980
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	41,259,516

CONSUMER DURABLES & APPAREL - 1.6%
43,883		Carter’s, Inc	4,600,255
29,328		Columbia Sportswear Co	2,550,950
2,064		Lennar Corp (Class A)	107,885
1

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

3,172	*	Lululemon Athletica, Inc	$380,481
63,312	*	Michael Kors Holdings Ltd	4,224,810
166,410		Nike, Inc (Class B)	12,798,593
79,298		Polaris Industries, Inc	8,359,595
273,443		Pulte Homes, Inc	7,790,391
24,697		VF Corp	2,273,853
		TOTAL CONSUMER DURABLES & APPAREL	43,086,813

CONSUMER SERVICES - 1.7%
280,564		Extended Stay America, Inc	5,973,208
31,040	*	Grand Canyon Education, Inc	3,617,091
123,117		Las Vegas Sands Corp	8,852,112
73,016		Marriott International, Inc (Class A)	9,334,365
1,827		McDonald’s Corp	287,826
186,798		Starbucks Corp	9,786,347
2,337		Vail Resorts, Inc	647,045
137,222		Wyndham Worldwide Corp	6,328,679
		TOTAL CONSUMER SERVICES	44,826,673

DIVERSIFIED FINANCIALS - 5.1%
183,267		American Express Co	18,238,732
55,592		Ameriprise Financial, Inc	8,098,087
202,578		Charles Schwab Corp	10,343,633
51,408		CME Group, Inc	8,180,041
22,595	*,e	Credit Acceptance Corp	8,667,442
97,607		Discover Financial Services	6,970,116
25,837		Evercore Partners, Inc (Class A)	2,919,581
41,739		Interactive Brokers Group, Inc (Class A)	2,498,497
172,218		IntercontinentalExchange Group, Inc	12,728,632
83,650		iShares Russell 1000 Growth Index Fund	12,339,211
152,301		Lazard Ltd (Class A)	8,269,944
83,463		LPL Financial Holdings, Inc	5,532,762
41,050	*	OneMain Holdings, Inc	1,364,913
40,194		S&P Global, Inc	8,056,485
77,759		State Street Corp	6,866,897
109,223		Synchrony Financial	3,160,914
68,703		T Rowe Price Group, Inc	8,181,153
40,955		Voya Financial, Inc	2,069,047
		TOTAL DIVERSIFIED FINANCIALS	134,486,087

ENERGY - 0.4%
28,996	*	Cheniere Energy, Inc	1,841,246
8,417	*	Continental Resources, Inc	537,594
2,581		EOG Resources, Inc	332,794
174,796		Halliburton Co	7,414,846
9,139	*	Kosmos Energy LLC	69,274
14,423	*	Newfield Exploration Co	414,229
15,580		Oneok, Inc	1,097,455
		TOTAL ENERGY	11,707,438

FOOD & STAPLES RETAILING - 0.6%
252,307		Sysco Corp	16,957,553
		TOTAL FOOD & STAPLES RETAILING	16,957,553
2

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 3.0%
296,051		Altria Group, Inc	$17,372,273
29,478		Brown-Forman Corp (Class B)	1,568,819
39,200	e	Campbell Soup Co	1,603,280
464,602		Coca-Cola Co	21,664,391
6,930		Constellation Brands, Inc (Class A)	1,456,894
49,549		Costco Wholesale Corp	10,836,862
12,686		Hershey Co	1,245,892
1,112		Kellogg Co	78,985
198,161		PepsiCo, Inc	22,788,515
		TOTAL FOOD, BEVERAGE & TOBACCO	78,615,911

HEALTH CARE EQUIPMENT & SERVICES - 5.1%
11,548	*	Align Technology, Inc	4,118,594
100,334		AmerisourceBergen Corp	8,210,331
34,498	*	Boston Scientific Corp	1,159,478
23,214	*	Centene Corp	3,025,481
2,620	*	Cerner Corp	162,649
9,711		Cigna Corp	1,742,348
5,056	*	Edwards Lifesciences Corp	720,227
60,862		Encompass Health Corp	4,602,993
9,197	*	Express Scripts Holding Co	730,794
99,205		HCA Holdings, Inc	12,324,237
47,130		Humana, Inc	14,807,303
11,538	*	Intuitive Surgical, Inc	5,863,496
34,953		Stryker Corp	5,706,077
216,386		UnitedHealth Group, Inc	54,793,263
5,248	*	Varian Medical Systems, Inc	605,882
99,709	*	Veeva Systems, Inc	7,540,992
34,691	*	WellCare Health Plans, Inc	9,277,067
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	135,391,212

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
63,738		Clorox Co	8,615,465
22,526		Energizer Holdings, Inc	1,434,456
179,251	*	Herbalife Ltd	9,254,729
95,250		Nu Skin Enterprises, Inc (Class A)	6,938,963
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	26,243,613

INSURANCE - 0.9%
37,849	*	Berkshire Hathaway, Inc (Class B)	7,489,181
285,576		Progressive Corp	17,137,416
		TOTAL INSURANCE	24,626,597

MATERIALS - 2.1%
191,369		Chemours Co	8,766,614
125,050		LyondellBasell Industries AF S.C.A	13,854,289
108,673		Packaging Corp of America	12,269,182
620		Praxair, Inc	103,850
210,227		Steel Dynamics, Inc	9,899,589
3

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

96,223		Westlake Chemical Corp	$10,317,030
		TOTAL MATERIALS	55,210,554

MEDIA - 1.2%
94,496	*	AMC Networks, Inc	5,697,164
5,871	*	Charter Communications, Inc	1,788,189
8,814		Omnicom Group, Inc	606,668
198,965		Walt Disney Co	22,594,465
		TOTAL MEDIA	30,686,486

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.5%
302,073		AbbVie, Inc	27,860,193
148,323		Amgen, Inc	29,152,886
34,591	*	Biogen Idec, Inc	11,566,193
272,190		Bristol-Myers Squibb Co	15,991,163
73,392	*	Celgene Corp	6,611,885
179,288		Eli Lilly & Co	17,715,447
281,962		Gilead Sciences, Inc	21,945,102
19,654		Johnson & Johnson	2,604,548
40,905	*	Vertex Pharmaceuticals, Inc	7,160,420
68,304	*	Waters Corp	13,474,330
217,366		Zoetis, Inc	18,797,812
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	172,879,979

REAL ESTATE - 1.3%
47,025		American Tower Corp	6,970,986
6,848		Crown Castle International Corp	758,964
1,680		Equinix, Inc	737,990
8,203		Equity Lifestyle Properties, Inc	746,391
85,839		Extra Space Storage, Inc	8,066,291
7,909		Public Storage, Inc	1,722,818
94,758		Simon Property Group, Inc	16,697,307
		TOTAL REAL ESTATE	35,700,747

RETAILING - 12.5%
80,529	*	Amazon.com, Inc	143,135,466
38,109		Best Buy Co, Inc	2,859,318
12,587	*	Booking Holdings, Inc	25,535,499
3,024	*	Burlington Stores, Inc	462,097
5,279		Dollar General Corp	518,134
11,475		Expedia, Inc	1,535,814
259,811		Home Depot, Inc	51,317,869
149,416		Lowe’s Companies, Inc	14,842,985
72,512	*	NetFlix, Inc	24,469,174
134,337		Nordstrom, Inc	7,040,602
38,421	*	O’Reilly Automotive, Inc	11,756,826
123,539		Ross Stores, Inc	10,801,015
45,966		Tiffany & Co	6,323,083
109,147		TJX Companies, Inc	10,615,637
3,520		Tractor Supply Co	274,701
37,035	*	Ulta Beauty, Inc	9,050,984
121,075	*	Urban Outfitters, Inc	5,375,730
4

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

93,362	e	Williams-Sonoma, Inc	$5,460,743
		TOTAL RETAILING	331,375,677

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.5%
24,460	*	Advanced Micro Devices, Inc	448,352
284,535		Applied Materials, Inc	13,836,937
21,521		Broadcom, Inc	4,772,712
126,114		Kla-Tencor Corp	14,808,306
44,126		Lam Research Corp	8,412,181
229,699		Maxim Integrated Products, Inc	14,043,797
303,061	*	Micron Technology, Inc	15,998,590
86,267		NVIDIA Corp	21,123,338
508,815	*	ON Semiconductor Corp	11,219,371
99,607		Skyworks Solutions, Inc	9,420,830
288,657		Texas Instruments, Inc	32,133,297
12,650		Xilinx, Inc	911,685
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	147,129,396

SOFTWARE & SERVICES - 28.5%
159,025		Accenture plc	25,337,453
69,142		Activision Blizzard, Inc	5,076,406
90,096	*	Adobe Systems, Inc	22,044,689
133,944	*	Akamai Technologies, Inc	10,080,625
45,422		Alliance Data Systems Corp	10,214,499
58,198	*	Alphabet, Inc (Class A)	71,421,750
59,326	*	Alphabet, Inc (Class C)	72,215,167
42,693		Automatic Data Processing, Inc	5,763,128
193,304		Booz Allen Hamilton Holding Co	9,137,480
5,360		Broadridge Financial Solutions, Inc	605,573
9,079	*	Cadence Design Systems, Inc	400,293
104,574	*	Citrix Systems, Inc	11,500,003
78,876		Cognizant Technology Solutions Corp (Class A)	6,428,394
45,547	*	Electronic Arts, Inc	5,864,176
438,127	*	Facebook, Inc	75,611,958
57,973	*	First American Corp	2,823,285
480,706	*	First Data Corp	11,181,222
54,401	*	Fiserv, Inc	4,106,187
8,251	*	FleetCor Technologies, Inc	1,790,467
158,411	*	Fortinet, Inc	9,965,636
190,715		International Business Machines Corp	27,640,325
38,851		Intuit, Inc	7,934,928
226,080		MasterCard, Inc (Class A)	44,763,840
1,457,458		Microsoft Corp	154,607,145
10,437		Oracle Corp	497,636
185,181		Paychex, Inc	12,781,193
148,498	*	PayPal Holdings, Inc	12,197,626
38,861	*	RingCentral, Inc	2,865,999
329,535		Sabre Corp	8,113,152
126,207	*	salesforce.com, Inc	17,309,290
45,721	*	ServiceNow, Inc	8,045,067
131,838		Total System Services, Inc	12,068,450
5

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY			VALUE

94,896	*	Twitter, Inc			$3,024,336
6,392	*	VeriSign, Inc			928,310
410,764		Visa, Inc (Class A)			56,167,869
43,516	*	VMware, Inc (Class A)			6,291,978
385,455		Western Union Co			7,770,773
52,522	*	WEX, Inc			9,969,726
54,478	*	Zendesk, Inc			2,967,417
		TOTAL SOFTWARE & SERVICES			757,513,451

TECHNOLOGY HARDWARE & EQUIPMENT - 9.0%
974,251		Apple, Inc			185,390,223
128,759		CDW Corp			10,827,344
58,968	*	F5 Networks, Inc			10,105,936
15,361	*	IPG Photonics Corp			2,519,819
12,506		Littelfuse, Inc			2,711,551
139,091		NetApp, Inc			10,782,334
7,751	*	Palo Alto Networks, Inc			1,536,713
113,325	*	Pure Storage, Inc			2,454,620
34,102	*,e	Ubiquiti Networks, Inc			2,816,143
65,624	*	Zebra Technologies Corp (Class A)			9,051,518
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			238,196,201

TELECOMMUNICATION SERVICES - 0.4%
178,849	*	T-Mobile US, Inc			10,730,940
		TOTAL TELECOMMUNICATION SERVICES			10,730,940

TRANSPORTATION - 1.1%
4,273		CH Robinson Worldwide, Inc			394,099
6,658		Expeditors International of Washington, Inc			507,140
20,255		FedEx Corp			4,980,097
88,862		Union Pacific Corp			13,319,525
72,420		United Parcel Service, Inc (Class B)			8,682,434
4,981	*	XPO Logistics, Inc			496,705
		TOTAL TRANSPORTATION			28,380,000

		TOTAL COMMON STOCKS			2,646,815,909
		(Cost $1,707,486,384)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.0%

GOVERNMENT AGENCY DEBT - 0.2%
$5,900,000		Federal Home Loan Bank (FHLB)	1.770%	08/01/18	5,900,000
		TOTAL GOVERNMENT AGENCY DEBT			5,900,000
6

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
20,746,328	c	State Street Navigator Securities Lending Government Money Market Portfolio	$20,746,328
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	20,746,328

		TOTAL SHORT-TERM INVESTMENTS	26,646,328
		(Cost $26,646,328)
		TOTAL INVESTMENTS - 100.7%	2,673,462,237
		(Cost $1,734,132,712)
		OTHER ASSETS & LIABILITIES, NET - (0.7)%	(19,302,161)
		NET ASSETS - 100.0%	$2,654,160,076

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $20,517,112.
7

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS

ENHANCED LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.1%
7,904		BorgWarner, Inc	$363,742
776,264		Ford Motor Co	7,793,691
393,252		General Motors Co	14,908,183
41,425		Lear Corp	7,461,885
		TOTAL AUTOMOBILES & COMPONENTS	30,527,501

BANKS - 13.0%
2,151,174		Bank of America Corp	66,428,253
29,984		BankUnited	1,165,178
341,546		BB&T Corp	17,353,952
600,800		Citigroup, Inc	43,191,512
333,667		Citizens Financial Group, Inc	13,273,273
4,435		Comerica, Inc	429,929
460,133		Fifth Third Bancorp	13,615,336
95,061		First Hawaiian, Inc	2,686,424
56,160		Huntington Bancshares, Inc	867,110
741,460		JPMorgan Chase & Co	85,230,827
210,498		PacWest Bancorp	10,571,210
54,302		PNC Financial Services Group, Inc	7,864,559
36,395		Popular, Inc	1,806,284
566,955		Regions Financial Corp	10,551,032
234,745		SunTrust Banks, Inc	16,918,072
44,622		TFS Financial Corp	679,147
251,389		Umpqua Holdings Corp	5,354,586
118,602		US Bancorp	6,287,092
675,426		Wells Fargo & Co	38,695,156
82,993		Zions Bancorporation	4,290,738
		TOTAL BANKS	347,259,670

CAPITAL GOODS - 4.3%
81,679		Carlisle Cos, Inc	10,033,448
41,688		Crane Co	3,775,682
115,687		Eaton Corp	9,621,688
948,832		General Electric Co	12,932,580
256,341	*	HD Supply Holdings, Inc	11,273,877
71,095		Honeywell International, Inc	11,350,317
104,638		Ingersoll-Rand plc	10,307,889
29,077		Lockheed Martin Corp	9,482,010
133,511		Owens Corning, Inc	8,307,055
30,475		Regal-Beloit Corp	2,619,326
26,560		Snap-On, Inc	4,504,310
266,483		Terex Corp	11,757,230
70,758		United Technologies Corp	9,604,691
		TOTAL CAPITAL GOODS	115,570,103
8

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
265,105		Nielsen NV	$6,245,874
68,362		Republic Services, Inc	4,954,878
36,870		Waste Management, Inc	3,318,300
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	14,519,052

CONSUMER DURABLES & APPAREL - 0.3%
238,951		Pulte Homes, Inc	6,807,714
2,967		Whirlpool Corp	388,974
		TOTAL CONSUMER DURABLES & APPAREL	7,196,688

CONSUMER SERVICES - 2.2%
204,338		Carnival Corp	12,104,983
33,013		Darden Restaurants, Inc	3,530,410
266,947		Extended Stay America, Inc	5,683,302
128,028		Las Vegas Sands Corp	9,205,213
96,735		McDonald’s Corp	15,239,632
103,920		Royal Caribbean Cruises Ltd	11,718,019
		TOTAL CONSUMER SERVICES	57,481,559

DIVERSIFIED FINANCIALS - 7.3%
535		Affiliated Managers Group, Inc	85,605
80,355		AGNC Investment Corp	1,564,512
313,373		Ally Financial, Inc	8,385,861
12,012		American Express Co	1,195,434
12,953		Ameriprise Financial, Inc	1,886,864
221,112		Annaly Capital Management, Inc	2,370,321
126,048		Bank of New York Mellon Corp	6,739,787
13,224		BlackRock, Inc	6,648,498
69,773		Capital One Financial Corp	6,580,989
35,556		Chimera Investment Corp	679,120
41,009		CME Group, Inc	6,525,352
117,733		Discover Financial Services	8,407,314
54,442		Goldman Sachs Group, Inc	12,926,164
705,000		iShares Russell 1000 Value Index Fund	88,350,600
117,920		Lazard Ltd (Class A)	6,403,056
75,787		MFA Mortgage Investments, Inc	610,085
314,180		Morgan Stanley	15,884,941
14,941		New Residential Investment Corp	267,294
337,026		Santander Consumer USA Holdings, Inc	6,484,380
49,429		State Street Corp	4,365,075
267,629		Synchrony Financial	7,745,183
33,119		Two Harbors Investment Corp	513,345
		TOTAL DIVERSIFIED FINANCIALS	194,619,780

ENERGY - 10.0%
21,638		Anadarko Petroleum Corp	1,582,820
15,969		Andeavor	2,396,308
55,428	*	Antero Resources Corp	1,138,491
33,492		Apache Corp	1,540,632
9

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

345,270		Chevron Corp	$43,597,243
16,656	*	Concho Resources, Inc	2,429,278
315,006		ConocoPhillips	22,733,983
63,527	*	Devon Energy Corp	2,859,350
75,224	*	Energen Corp	5,580,116
72,241		EOG Resources, Inc	9,314,755
828,838		Exxon Mobil Corp	67,558,585
81,444		HollyFrontier Corp	6,074,094
216,007		Kinder Morgan, Inc	3,840,604
89,035		Marathon Oil Corp	1,880,419
163,995		Marathon Petroleum Corp	13,255,716
141,993		Murphy Oil Corp	4,722,687
153,518	*	Newfield Exploration Co	4,409,037
164,764		Occidental Petroleum Corp	13,828,643
67,828		Oneok, Inc	4,777,804
101,045		PBF Energy, Inc	4,718,801
133,057		Phillips 66	16,411,250
182,309		Schlumberger Ltd	12,309,504
134,059		Valero Energy Corp	15,865,883
94,218	*	Whiting Petroleum Corp	4,677,924
		TOTAL ENERGY	267,503,927

FOOD & STAPLES RETAILING - 1.6%
45,168		Kroger Co	1,309,872
252,541	*	US Foods Holding Corp	8,538,411
192,907		Walgreens Boots Alliance, Inc	13,044,372
224,661		Walmart, Inc	20,046,501
		TOTAL FOOD & STAPLES RETAILING	42,939,156

FOOD, BEVERAGE & TOBACCO - 2.6%
106,694		Archer Daniels Midland Co	5,149,052
10,491	e	Campbell Soup Co	429,082
229,680		ConAgra Foods, Inc	8,431,553
241,755		General Mills, Inc	11,135,235
2,412		Hershey Co	236,883
108,243		Hormel Foods Corp	3,893,501
13,737		Ingredion, Inc	1,391,558
18,710		J.M. Smucker Co	2,079,055
16,216		Kellogg Co	1,151,822
8,424		Molson Coors Brewing Co (Class B)	564,408
221,429		Mondelez International, Inc	9,605,590
30,610		PepsiCo, Inc	3,520,150
207,390		Philip Morris International, Inc	17,897,757
83,984		Tyson Foods, Inc (Class A)	4,841,678
		TOTAL FOOD, BEVERAGE & TOBACCO	70,327,324

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
181,854		Abbott Laboratories	11,918,711
79,706		Anthem, Inc	20,165,618
6,657		Becton Dickinson & Co	1,666,713
105,870		Cardinal Health, Inc	5,288,206
22,279		Cigna Corp	3,997,298
10

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

300,968		CVS Health Corp	$19,520,785
67,860		Danaher Corp	6,961,079
98,525	*	Express Scripts Holding Co	7,828,796
110,570		HCA Holdings, Inc	13,736,111
34,909		Humana, Inc	10,967,710
14,634	*	Laboratory Corp of America Holdings	2,565,926
154,151		Medtronic plc	13,909,045
105,722	*	Molina Healthcare, Inc	11,004,603
75,425	*	Premier, Inc	2,820,895
48,651		Quest Diagnostics, Inc	5,240,686
16,164		Universal Health Services, Inc (Class B)	1,973,624
42,745	*	WellCare Health Plans, Inc	11,430,868
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	150,996,674

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
10,787		Colgate-Palmolive Co	722,837
45,556		Energizer Holdings, Inc	2,901,006
204,517	*	Herbalife Ltd	10,559,213
33,240		Kimberly-Clark Corp	3,784,706
362,728		Procter & Gamble Co	29,337,441
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	47,305,203

INSURANCE - 6.5%
246,697		Aflac, Inc	11,481,278
131,683		Allstate Corp	12,525,687
68,761		American Financial Group, Inc	7,748,677
49,146		American International Group, Inc	2,713,351
129,814	*	Athene Holding Ltd	5,954,568
295,211	*	Berkshire Hathaway, Inc (Class B)	58,413,400
46,680		Chubb Ltd	6,522,130
49,117		CNA Financial Corp	2,297,693
11,260		Everest Re Group Ltd	2,458,621
137,647		First American Financial Corp	7,708,232
75,442		FNF Group	3,055,401
11,382		Hartford Financial Services Group, Inc	599,831
297,067		Metlife, Inc	13,587,845
162,274		Principal Financial Group	9,424,874
142,122		Prudential Financial, Inc	14,341,531
44,285		Reinsurance Group of America, Inc (Class A)	6,266,327
73,869		Torchmark Corp	6,505,643
2,217		White Mountains Insurance Group Ltd	2,024,188
		TOTAL INSURANCE	173,629,277

MATERIALS - 5.8%
120,543	*	Alcoa Corp	5,215,896
11,595		Ardagh Group S.A.	184,013
95,373		Cabot Corp	6,304,155
148,303		Domtar Corp	7,151,171
307,469		DowDuPont, Inc	21,144,643
123,812		Eastman Chemical Co	12,829,399
121,714		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,008,281
11

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

364,732		Huntsman Corp	$12,229,464
253,880		International Paper Co	13,640,972
122,492		LyondellBasell Industries AF S.C.A	13,570,889
461,514	*	Owens-Illinois, Inc	8,621,081
34,391		Royal Gold, Inc	2,909,822
185,152		Sealed Air Corp	8,159,649
57,835		Silgan Holdings, Inc	1,591,041
238,940		Steel Dynamics, Inc	11,251,685
141,027		United States Steel Corp	5,137,614
76,433		Westlake Chemical Corp	8,195,146
220,598		WestRock Co	12,790,272
37,848		WR Grace and Co	2,795,453
		TOTAL MATERIALS	155,730,646

MEDIA - 2.6%
62,210		Cinemark Holdings, Inc	2,234,583
827,603		Comcast Corp (Class A)	29,611,635
15,670	*,e	Discovery, Inc (Class A)	416,509
36,506	*	Discovery, Inc (Class C)	896,222
1,973	*	Liberty Broadband Corp (Class C)	156,794
51	*	Liberty SiriusXM Group (Class A)	2,404
64,472	*	Liberty SiriusXM Group (Class C)	3,045,013
25,614		News Corp	386,003
74,923		Omnicom Group, Inc	5,156,950
16,716		Tribune Co	565,837
169,102		Twenty-First Century Fox, Inc	7,609,590
76,331		Twenty-First Century Fox, Inc (Class B)	3,390,623
21,127		Viacom, Inc (Class B)	613,739
137,876		Walt Disney Co	15,657,199
		TOTAL MEDIA	69,743,101

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.8%
47,331		Allergan plc	8,713,164
39,899		Amgen, Inc	7,842,148
151,790		Bristol-Myers Squibb Co	8,917,662
35,963		Eli Lilly & Co	3,553,504
148,228		Gilead Sciences, Inc	11,536,585
417,842		Johnson & Johnson	55,372,422
1,151,139		Pfizer, Inc	45,964,980
430,926		Schering-Plough Corp	28,385,096
46,252		Thermo Fisher Scientific, Inc	10,847,482
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	181,133,043

REAL ESTATE - 4.5%
14,946		American Campus Communities, Inc	616,522
49,355		American Homes 4 Rent	1,092,720
29,805		Apartment Investment & Management Co (Class A)	1,271,183
41,348		Apple Hospitality REIT, Inc	743,851
26,373		AvalonBay Communities, Inc	4,664,065
157,999		Brandywine Realty Trust	2,605,403
321,499		Brixmor Property Group, Inc	5,687,317
16,950		Camden Property Trust	1,569,400
12

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

19,488		Corporate Office Properties Trust	$579,573
82,856		CubeSmart	2,515,508
97,803		CyrusOne, Inc	6,055,962
17,998		DCT Industrial Trust, Inc	1,203,526
183,994		Douglas Emmett, Inc	7,146,327
25,724		Empire State Realty Trust, Inc	428,819
68,560		Equity Residential	4,485,881
13,638		Essex Property Trust, Inc	3,279,257
18,607		Extra Space Storage, Inc	1,748,500
128,119		Forest City Realty Trust, Inc	3,199,131
67,736		Gaming and Leisure Properties, Inc	2,460,172
60,768		Highwoods Properties, Inc	2,984,316
102,340		Hospitality Properties Trust	2,893,152
521,262		Host Marriott Corp	10,915,226
83,893		Hudson Pacific Properties	2,874,174
40,141		Invitation Homes, Inc	927,659
45,026		Kilroy Realty Corp	3,284,647
23,332		Lamar Advertising Co	1,717,935
28,150		Liberty Property Trust	1,206,509
21,655		Mid-America Apartment Communities, Inc	2,182,391
26,452		Outfront Media, Inc	562,105
39,571		Paramount Group, Inc	610,976
233,976		Park Hotels & Resorts, Inc	7,318,769
111,569		Prologis, Inc	7,321,158
41,825		Retail Properties of America, Inc	524,904
32,212		Simon Property Group, Inc	5,676,077
48,733		Starwood Property Trust, Inc	1,113,062
109,562		STORE Capital Corp	3,007,477
14,886		Sun Communities, Inc	1,443,347
57,586		UDR, Inc	2,215,909
125,202		VICI Properties, Inc	2,547,861
106,295		Welltower, Inc	6,654,067
		TOTAL REAL ESTATE	119,334,838

RETAILING - 2.7%
2,408	*	AutoZone, Inc	1,698,916
139,787		Best Buy Co, Inc	10,488,219
236,639		Dick’s Sporting Goods, Inc	8,078,855
166,119		Foot Locker, Inc	8,108,268
82,004		Kohl’s Corp	6,057,636
155,495		Macy’s, Inc	6,177,816
19,478	*	Michaels Cos, Inc	397,546
75,440		Penske Auto Group, Inc	3,937,968
35,751	*	Qurate Retail Group, Inc	761,139
207,676		Target Corp	16,755,300
139,465	e	Williams-Sonoma, Inc	8,157,308
		TOTAL RETAILING	70,618,971

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
61,982		Broadcom, Inc	13,745,748
1,082,227		Intel Corp	52,055,119
13

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

111,707	*	Micron Technology, Inc	$5,897,012
23,996	*	NXP Semiconductors NV	2,287,779
129,182		QUALCOMM, Inc	8,279,274
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	82,264,932

SOFTWARE & SERVICES - 2.9%
48,973		Amdocs Ltd	3,309,595
103,251	*	Dell Technologies, Inc-VMware Inc	9,552,783
18,179		DXC Technology Co	1,540,488
255,545	*	eBay, Inc	8,547,980
7,034		Fidelity National Information Services, Inc	725,416
86,526	*	First American Corp	4,213,816
38,779		International Business Machines Corp	5,620,241
114,231		Microsoft Corp	12,117,625
430,846		Oracle Corp	20,542,737
241,142		Sabre Corp	5,936,916
279,362		Western Union Co	5,631,938
		TOTAL SOFTWARE & SERVICES	77,739,535

TECHNOLOGY HARDWARE & EQUIPMENT - 2.9%
1,059,966		Cisco Systems, Inc	44,825,962
49,814		Corning, Inc	1,652,829
201,752		Hewlett Packard Enterprise Co	3,115,051
474,446		HP, Inc	10,950,214
200,951		Jabil Circuit, Inc	5,660,790
291,130		Juniper Networks, Inc	7,668,364
1,388		Motorola, Inc	168,364
38,500		Western Digital Corp	2,700,775
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	76,742,349

TELECOMMUNICATION SERVICES - 2.7%
1,110,335		AT&T, Inc	35,497,410
687,272		Verizon Communications, Inc	35,490,726
		TOTAL TELECOMMUNICATION SERVICES	70,988,136

TRANSPORTATION - 3.5%
107,131		Copa Holdings S.A. (Class A)	10,428,132
45,725		CSX Corp	3,231,843
233,215		Delta Air Lines, Inc	12,691,560
458,287	*	JetBlue Airways Corp	8,249,166
113,727		Kansas City Southern Industries, Inc	13,223,039
88,744		Norfolk Southern Corp	14,997,736
80,040		Ryder System, Inc	6,267,132
82,406		Union Pacific Corp	12,351,835
150,920	*	United Continental Holdings, Inc	12,133,968
		TOTAL TRANSPORTATION	93,574,411

UTILITIES - 5.3%
741,798		AES Corp	9,910,421
46,450		Ameren Corp	2,882,687
80,254		American Electric Power Co, Inc	5,709,270
34,037		American Water Works Co, Inc	3,003,765
14

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY			VALUE

43,574		Atmos Energy Corp			$4,003,143
311,346		Centerpoint Energy, Inc			8,867,134
53,795		CMS Energy Corp			2,600,450
16,286		Dominion Resources, Inc			1,167,869
34,549		DTE Energy Co			3,749,948
134,151		Duke Energy Corp			10,949,405
60,704		Edison International			4,044,707
59,706		Entergy Corp			4,852,904
60,487		Eversource Energy			3,672,771
232,764		Exelon Corp			9,892,470
148,762		FirstEnergy Corp			5,270,638
20,662		Hawaiian Electric Industries, Inc			726,682
53,615		National Fuel Gas Co			2,879,125
102,387		NextEra Energy, Inc			17,153,918
38,079		OGE Energy Corp			1,379,983
149,230		PG&E Corp			6,428,828
21,320		Pinnacle West Capital Corp			1,714,768
133,822		PPL Corp			3,850,059
96,387		Public Service Enterprise Group, Inc			4,969,714
32,747		Southern Co			1,591,504
72,751		UGI Corp			3,865,988
335,651		Vistra Energy Corp			7,585,713
60,291		WEC Energy Group, Inc			4,001,514
97,188		Xcel Energy, Inc			4,554,230
		TOTAL UTILITIES			141,279,608

		TOTAL COMMON STOCKS			2,659,025,484
		(Cost $2,199,527,851)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.6%

GOVERNMENT AGENCY DEBT - 0.3%
$6,950,000		Federal Home Loan Bank (FHLB)	1.770%	08/01/18	6,950,000
		TOTAL GOVERNMENT AGENCY DEBT			6,950,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
9,154,103	c	State Street Navigator Securities Lending Government Money Market Portfolio			9,154,103
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			9,154,103

		TOTAL SHORT-TERM INVESTMENTS			16,104,103
		(Cost $16,104,103)
		TOTAL INVESTMENTS - 100.3%			2,675,129,587
		(Cost $2,215,631,954)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(8,397,732)
		NET ASSETS - 100.0%			$2,666,731,855
15

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,912,837.
16

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 0.4%
277,942		Delphi Automotive plc	$27,257,772
		TOTAL AUTOMOBILES & COMPONENTS	27,257,772

BANKS - 8.0%
4,286,012		Bank of America Corp	132,352,051
1,189,215		Citigroup, Inc	85,492,666
916,227		Citizens Financial Group, Inc	36,447,510
451,217		Comerica, Inc	43,740,976
1,699,814		Huntington Bancshares, Inc	26,245,128
2,049,991		ING Groep NV	31,337,698
1,353,598		JPMorgan Chase & Co	155,596,090
344,055		PNC Financial Services Group, Inc	49,829,486
		TOTAL BANKS	561,041,605

CAPITAL GOODS - 7.9%
179,907	n	Boeing Co	64,100,864
498,224		Caterpillar, Inc	71,644,611
293,783	n	Deere & Co	42,536,841
266,216		Dover Corp	22,090,604
744,802	*	Evoqua Water Technologies Corp	15,894,075
240,372		Fortive Corp	19,729,734
2,069,850	n	General Electric Co	28,212,055
129,114	n	Harris Corp	21,297,354
636,035	*	HD Supply Holdings, Inc	27,972,819
534,915	n	Honeywell International, Inc	85,399,180
153,171		Ingersoll-Rand plc	15,088,875
439,588		ITT, Inc	24,911,452
123,625		L3 Technologies, Inc	26,510,145
171,259	n	Northrop Grumman Corp	51,461,617
153,168		Siemens AG.	21,617,972
125,929	*,n	WABCO Holdings, Inc	15,826,757
		TOTAL CAPITAL GOODS	554,294,955

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
566,010		Waste Management, Inc	50,940,900
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	50,940,900

CONSUMER DURABLES & APPAREL - 2.4%
482,465		Hanesbrands, Inc	10,739,671
193,688	*	Lululemon Athletica, Inc	23,232,876
1,097,351	e,n	Mattel, Inc	17,414,960
233,660		PVH Corp	35,871,483
431,801		Sony Corp	23,207,926
17

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

556,504	*,g	Spin Master Corp	$22,801,755
795,963	n	Tapestry, Inc	37,505,777
		TOTAL CONSUMER DURABLES & APPAREL	170,774,448

CONSUMER SERVICES - 0.9%
46,196	*,n	Chipotle Mexican Grill, Inc (Class A)	20,033,357
175,656	n	Hyatt Hotels Corp	13,741,569
429,962		International Game Technology plc	10,869,440
178,548		Las Vegas Sands Corp	12,837,601
191,561	*	Stars Group, Inc	6,561,831
		TOTAL CONSUMER SERVICES	64,043,798

DIVERSIFIED FINANCIALS - 2.8%
742,173		Blackstone Group LP	25,916,681
296,281		CME Group, Inc	47,144,233
1,172,301		Morgan Stanley	59,271,538
399,967	n	State Street Corp	35,321,086
558,582		Voya Financial, Inc	28,219,563
		TOTAL DIVERSIFIED FINANCIALS	195,873,101

ENERGY - 6.7%
212,950	*	Apergy Corp	8,730,950
851,026	n	Chevron Corp	107,459,053
319,970	*	Concho Resources, Inc	46,667,625
606,461	*	Continental Resources, Inc	38,734,664
212,411		Delek US Holdings, Inc	11,325,755
258,639	*	Diamondback Energy, Inc	34,127,416
574,963		EOG Resources, Inc	74,135,729
664,928		Occidental Petroleum Corp	55,807,407
1,019,319	*	Parsley Energy, Inc	32,037,196
218,086		Valero Energy Corp	25,810,478
1,870,803	*	WPX Energy, Inc	35,114,972
		TOTAL ENERGY	469,951,245

FOOD & STAPLES RETAILING - 0.3%
236,947	n	Walmart, Inc	21,142,781
		TOTAL FOOD & STAPLES RETAILING	21,142,781

FOOD, BEVERAGE & TOBACCO - 6.2%
1,897,060		Coca-Cola Co	88,459,908
763,523		Coca-Cola European Partners plc (Class A)	31,487,688
710,532	n	ConAgra Foods, Inc	26,083,630
168,203	n	Constellation Brands, Inc (Class A)	35,361,317
234,300		Costco Wholesale Corp	51,243,753
162,853		Danone	12,785,953
363,909		Diageo plc	13,350,896
393,284		Kraft Heinz Co	23,695,361
231,637		Lamb Weston Holdings, Inc	16,277,132
1,019,095		Mondelez International, Inc	44,208,341
655,878	*,n	Monster Beverage Corp	39,365,798
278,649		PepsiCo, Inc	32,044,635
18

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

320,508		Pinnacle Foods, Inc	$21,288,141
		TOTAL FOOD, BEVERAGE & TOBACCO	435,652,553

HEALTH CARE EQUIPMENT & SERVICES - 7.9%
1,113,960		Abbott Laboratories	73,008,939
183,379	n	Anthem, Inc	46,394,887
582,210		Baxter International, Inc	42,181,114
1,457,506	*	Boston Scientific Corp	48,986,777
193,933	*	Edwards Lifesciences Corp	27,625,756
143,463	n	Humana, Inc	45,073,205
118,454	*,n	Idexx Laboratories, Inc	29,012,938
88,848	*	Intuitive Surgical, Inc	45,151,665
89,593	*	iRhythm Technologies, Inc	6,768,751
367,868		Medtronic plc	33,192,730
326,231	n	Stryker Corp	53,257,211
163,900	n	Universal Health Services, Inc (Class B)	20,012,190
133,433	*,n	WellCare Health Plans, Inc	35,682,653
368,766	n	Zimmer Biomet Holdings, Inc	46,287,508
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	552,636,324

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
232,900	n	Estee Lauder Cos (Class A)	31,427,526
644,000		Procter & Gamble Co	52,086,720
115,154		Reckitt Benckiser Group plc	10,266,044
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	93,780,290

INSURANCE - 1.4%
567,494		American International Group, Inc	31,331,344
371,898	*	Athene Holding Ltd	17,058,961
355,929		Chubb Ltd	49,730,400
		TOTAL INSURANCE	98,120,705

MATERIALS - 3.7%
512,963	*	Allegheny Technologies, Inc	14,260,371
1,239,923		DowDuPont, Inc	85,269,505
289,927	n	Eastman Chemical Co	30,042,236
396,525	n	FMC Corp	35,639,667
355,011		Nutrien Ltd	19,245,146
381,172	n	Praxair, Inc	63,846,310
526,172	*	Summit Materials, Inc	13,206,917
		TOTAL MATERIALS	261,510,152

MEDIA - 2.2%
959,382		Comcast Corp (Class A)	34,326,688
592,386		Viacom, Inc (Class B)	17,208,813
633,721		Walt Disney Co	71,965,357
379,818	n	World Wrestling Entertainment, Inc (Class A)	30,047,402
		TOTAL MEDIA	153,548,260

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.9%
640,624	n	AbbVie, Inc	59,084,751
19

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

228,240	n	Allergan plc	$42,016,702
944,927		AstraZeneca plc (ADR)	36,974,993
211,130	*	BioMarin Pharmaceutical, Inc	21,231,233
131,455	*,n	Bluebird Bio, Inc	20,362,379
297,050	n	Bristol-Myers Squibb Co	17,451,687
296,600		Daiichi Sankyo Co Ltd	12,302,203
422,438		Eli Lilly & Co	41,741,099
162,267	*,n	Exact Sciences Corp	9,484,506
976,082	*	Immunogen, Inc	9,077,563
136,672	*,n	Jazz Pharmaceuticals plc	23,655,190
77,160		Lonza Group AG.	23,751,180
174,573	*,n	Nektar Therapeutics	9,182,540
146,677	*	Neurocrine Biosciences, Inc	14,739,572
323,404		Novo Nordisk AS	16,088,471
1,261,120		Pfizer, Inc	50,356,522
44,508	*,n	Regeneron Pharmaceuticals, Inc	16,379,389
86,602	*	Sage Therapeutics, Inc	12,498,401
963,411		Schering-Plough Corp	63,459,883
1,552,161		Teva Pharmaceutical Industries Ltd (ADR)	37,158,734
109,003		Vifor Pharma AG.	20,618,269
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	557,615,267

REAL ESTATE - 0.1%
439,611		Outfront Media, Inc	9,341,734
		TOTAL REAL ESTATE	9,341,734

RETAILING - 7.8%
128,097	*	Amazon.com, Inc	227,684,732
265,320	*	ASOS plc	21,125,384
792,169	*	BJ’s Wholesale Club Holdings, Inc	19,637,869
557,088		Home Depot, Inc	110,036,022
36,806		Kering	19,561,846
288,616		Kohl’s Corp	21,320,064
205,137	*,n	NetFlix, Inc	69,223,481
200,090	n	Tiffany & Co	27,524,380
119,535	*,n	Ulta Beauty, Inc	29,213,159
		TOTAL RETAILING	545,326,937

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
1,300,382	*	Advanced Micro Devices, Inc	23,836,002
298,291		Applied Materials, Inc	14,505,891
1,097,615		Intel Corp	52,795,281
1,274,416		Marvell Technology Group Ltd	27,157,805
155,696	n	Monolithic Power Systems, Inc	20,657,745
292,872	n	NVIDIA Corp	71,712,638
441,000	n	QUALCOMM, Inc	28,263,690
185,798	e,n	Universal Display Corp	17,892,348
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	256,821,400

SOFTWARE & SERVICES - 17.4%
536,151	n	Activision Blizzard, Inc	39,364,206
142,129	*	Adobe Systems, Inc	34,776,124
20

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

180,284	*	Alphabet, Inc (Class C)	$219,452,502
127,742	*,n	Check Point Software Technologies	14,392,691
143,688		Dassault Systemes S.A.	21,424,539
128,166	*,e	DocuSign, Inc	6,908,147
471,430		DXC Technology Co	39,948,978
636,595	*,n	Facebook, Inc	109,863,565
64,537	*	GrubHub, Inc	7,866,415
111,724	*	Guidewire Software, Inc	9,630,609
238,906	*	IAC/InterActiveCorp	35,178,909
252,816	n	International Business Machines Corp	36,640,623
444,667		MasterCard, Inc (Class A)	88,044,066
2,474,883		Microsoft Corp	262,535,588
371,708	*	Nutanix, Inc	18,172,804
583,106	*	PayPal Holdings, Inc	47,896,327
141,791	*,n	Proofpoint, Inc	16,171,264
457,926	*	salesforce.com, Inc	62,804,551
128,138	*	ServiceNow, Inc	22,547,163
57,509	*	Spotify Technology S.A.	10,514,370
323,104	*,n	Take-Two Interactive Software, Inc	36,517,214
499,212		Tencent Holdings Ltd	22,721,317
592,271	*	Teradata Corp	22,678,057
461,575	*	Twitter, Inc	14,710,395
160,746	*	VMware, Inc (Class A)	23,242,264
		TOTAL SOFTWARE & SERVICES	1,224,002,688

TECHNOLOGY HARDWARE & EQUIPMENT - 6.0%
1,384,057	n	Apple, Inc	263,372,206
2,137,909		Cisco Systems, Inc	90,412,172
231,571		Cognex Corp	12,222,317
277,168	n	Motorola, Inc	33,620,479
960,838	*,n	Pure Storage, Inc	20,811,751
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	420,438,925

TRANSPORTATION - 2.2%
262,683		DSV AS	22,007,123
160,455	n	FedEx Corp	39,451,071
158,317	n	JB Hunt Transport Services, Inc	18,982,208
753,862	n	Knight-Swift Transportation Holdings, Inc	24,538,208
170,178		Union Pacific Corp	25,507,980
189,095	n	United Parcel Service, Inc (Class B)	22,670,600
		TOTAL TRANSPORTATION	153,157,190

UTILITIES - 1.5%
245,575		Ameren Corp	15,240,384
454,939		Evergy, Inc	25,517,529
568,759		FirstEnergy Corp	20,151,131
265,179	n	NextEra Energy, Inc	44,428,090
		TOTAL UTILITIES	105,337,134

		TOTAL COMMON STOCKS	6,982,610,164
		(Cost $4,633,097,904)
21

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY			VALUE

PURCHASED OPTIONS - 0.0%

CAPITAL GOODS - 0.0%
39,300		General Electric Co			$18,471
11,800		Lockheed Martin Corp			32,450
		TOTAL CAPITAL GOODS			50,921

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
8,400		Centene Corp			72,072
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			72,072

		TOTAL PURCHASED OPTIONS			122,993
		(Cost $105,336)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.0%

GOVERNMENT AGENCY DEBT - 0.4%
$24,200,000		Federal Home Loan Bank (FHLB)	1.770%	08/01/18	24,200,000
		TOTAL GOVERNMENT AGENCY DEBT			24,200,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
43,720,088	c	State Street Navigator Securities Lending Government Money Market Portfolio			43,720,088
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			43,720,088

		TOTAL SHORT-TERM INVESTMENTS			67,920,088
		(Cost $67,920,088)
		TOTAL INVESTMENTS - 100.4%			7,050,653,245
		(Cost $4,701,123,328)
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(31,272,796)
		NET ASSETS - 100.0%			$7,019,380,449

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $40,355,015.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2018, the aggregate value of these securities was $22,801,755 or 0.3% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

22

TIAA-CREF FUNDS - Growth & Income Fund

Purchased options outstanding as of July 31, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Centene Corp, Call	84	$41,328	$130.00	12/21/18	$72,072
General Electric Co, Call	393	31,440	15.00	1/18/19	18,471
Lockheed Martin Corp, Call	118	32,568	340.00	9/21/18	32,450
Total	595	$105,336			$122,993

Written options outstanding as of July 31, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
AbbVie, Inc, Put	475	$(160,548)	$82.50	11/16/18	$(85,500)
Activision Blizzard, Inc, Put	475	(30,096)	67.50	8/17/18	(30,875)
Albemarle Corp, Put	336	(240,359)	95.00	12/21/18	(240,240)
Albemarle Corp, Put	59	(51,801)	87.50	1/18/19	(26,255)
Allergan plc, Put	250	(483,244)	180.00	1/18/19	(269,000)
American Water Works Co, Inc, Put	603	(116,377)	75.00	12/21/18	(24,120)
Anthem, Inc, Put	200	(124,491)	210.00	9/21/18	(5,800)
Apple, Inc, Call	224	(144,701)	200.00	10/19/18	(90,720)
Apple, Inc, Put	224	(62,270)	165.00	10/19/18	(29,120)
Big Lots, Inc, Put	840	(199,917)	35.00	10/19/18	(44,520)
Bluebird Bio, Inc, Put	144	(160,268)	145.00	8/17/18	(47,520)
Boeing Co, Put	160	(23,200)	335.00	8/3/18	(2,080)
Boston Beer Co, Inc, Put	160	(37,574)	230.00	9/21/18	(25,200)
Bristol-Myers Squibb Co, Put	480	(47,759)	45.00	9/21/18	(1,440)
Caesarstone Ltd, Put	1,000	(106,999)	12.50	1/18/19	(67,500)
Celgene Corp, Put	320	(991,347)	110.00	1/18/19	(652,800)
Celgene Corp, Put	500	(229,447)	85.00	1/18/19	(205,000)
Centene Corp, Call	84	(20,831)	140.00	12/21/18	(35,280)
Centene Corp, Put	416	(84,046)	90.00	12/21/18	(16,640)
Centene Corp, Put	360	(179,276)	97.50	1/18/19	(31,500)
Check Point Software Technologies Ltd, Put	400	(29,600)	100.00	9/21/18	(40,000)
Chevron Corp, Call	160	(30,879)	145.00	12/21/18	(10,080)
Chipotle Mexican Grill, Inc, Call	80	(190,237)	520.00	12/21/18	(67,200)
Chipotle Mexican Grill, Inc, Call	80	(148,638)	540.00	12/21/18	(44,000)
Chipotle Mexican Grill, Inc, Put	160	(200,290)	380.00	10/19/18	(95,680)
Chipotle Mexican Grill, Inc, Put	160	(335,672)	360.00	12/21/18	(128,000)
Chipotle Mexican Grill, Inc, Put	160	(244,477)	400.00	12/21/18	(286,400)
Cigna Corp, Put	241	(218,823)	165.00	1/18/19	(106,040)
Clovis Oncology, Inc, Put	104	(53,871)	40.00	1/18/19	(56,160)
Coherent, Inc, Put	241	(368,243)	145.00	2/15/19	(355,475)
ConAgra Brands, Inc, Put	1,105	(127,073)	33.00	12/21/18	(71,825)
Constellation Brands, Inc, Put	200	(23,314)	202.50	8/31/18	(33,000)
Deere & Co, Call	142	(17,466)	155.00	9/21/18	(36,920)
Deere & Co, Put	142	(52,255)	130.00	9/21/18	(21,868)
Discovery, Inc, Put	1,000	(41,499)	17.50	10/19/18	(10,000)
DISH Network Corp, Put	585	(507,768)	45.00	1/18/19	(830,700)
Eastman Chemical Co, Put	435	(18,413)	95.00	8/17/18	(4,350)
Estee Lauder Cos, Inc, Put	286	(28,743)	130.00	8/17/18	(20,020)
Exact Sciences Corp, Call	636	(176,806)	80.00	8/17/18	(19,716)
Exact Sciences Corp, Put	795	(114,478)	60.00	8/17/18	(357,750)
Facebook, Inc, Call	118	(28,320)	195.00	9/21/18	(12,036)
Facebook, Inc, Call	118	(31,396)	200.00	10/19/18	(15,576)
Facebook, Inc, Put	118	(119,784)	170.00	12/21/18	(123,074)
23

TIAA-CREF FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Facebook, Inc, Put	118	$(151,392)	$175.00	12/21/18	$(150,450)
FedEx Corp, Call	175	(29,225)	260.00	8/17/18	(9,275)
FedEx Corp, Call	350	(73,779)	257.50	8/31/18	(73,779)
FedEx Corp, Put	175	(55,124)	220.00	8/17/18	(4,025)
FedEx Corp, Put	350	(45,531)	232.50	8/31/18	(45,531)
FedEx Corp, Put	175	(171,848)	220.00	10/19/18	(36,225)
FMC Corp, Call	400	(20,600)	100.00	8/17/18	(5,000)
General Electric Co, Call	786	(13,362)	18.00	1/18/19	(10,218)
General Electric Co, Put	1,444	(69,311)	13.00	12/21/18	(86,640)
General Electric Co, Put	786	(112,396)	14.00	1/18/19	(97,464)
Goldman Sachs Group, Inc, Put	105	(211,156)	235.00	1/18/19	(119,962)
Hain Celestial Group, Inc, Put	1,000	(192,995)	26.00	1/18/19	(162,500)
Harris Corp, Call	320	(63,039)	180.00	11/16/18	(63,039)
Harris Corp, Put	320	(32,960)	145.00	8/17/18	(2,560)
Harris Corp, Put	320	(37,120)	140.00	11/16/18	(37,120)
Humana, Inc, Call	144	(61,939)	340.00	11/16/18	(70,560)
Hyatt Hotels Corp, Put	475	(23,275)	75.00	8/17/18	(35,625)
Idexx Laboratories, Inc, Call	160	(16,206)	270.00	8/17/18	(16,206)
Idexx Laboratories, Inc, Put	80	(7,280)	200.00	8/17/18	(7,280)
Idexx Laboratories, Inc, Put	80	(12,160)	210.00	8/17/18	(12,160)
Illumina, Inc, Put	145	(38,134)	275.00	8/10/18	(5,075)
Incyte Corp, Put	161	(60,550)	60.00	1/18/19	(58,765)
Ingredion, Inc, Put	152	(66,575)	95.00	1/18/19	(59,280)
International Business Machines Corp, Put	322	(188,366)	135.00	1/18/19	(114,310)
Jazz Pharmaceuticals plc, Call	160	(45,279)	195.00	9/21/18	(21,600)
JB Hunt Transport Services, Inc, Put	300	(18,450)	110.00	8/17/18	(5,700)
Knight-Swift Transportation Holdings, Inc, Put	640	(123,517)	35.00	11/16/18	(233,600)
Lockheed Martin Corp, Call	118	(6,726)	360.00	9/21/18	(4,720)
Lockheed Martin Corp, Put	118	(27,022)	290.00	9/21/18	(12,272)
Mattel, Inc, Put	500	(98,998)	13.00	1/18/19	(36,250)
McDonald’s Corp, Put	120	(9,000)	140.00	9/21/18	(4,440)
McDonald’s Corp, Put	121	(49,972)	145.00	12/21/18	(30,734)
MGP Ingredients, Inc, Put	560	(52,639)	70.00	8/17/18	(39,200)
Micron Technology, Inc, Put	630	(117,178)	50.00	9/21/18	(119,070)
Monolithic Power Systems, Inc, Call	240	(28,320)	145.00	9/21/18	(33,600)
Monolithic Power Systems, Inc, Put	240	(63,119)	125.00	9/21/18	(54,600)
Monster Beverage Corp, Put	472	(60,726)	45.00	12/21/18	(21,240)
Motorola Solutions, Inc, Call	330	(18,480)	130.00	8/17/18	(12,870)
Nektar Therapeutics, Put	600	(814,789)	55.00	1/18/19	(699,000)
NetFlix, Inc, Call	240	(55,199)	430.00	8/17/18	(2,160)
NetFlix, Inc, Call	160	(161,278)	450.00	8/17/18	(960)
Newell Brands, Inc, Put	750	(140,997)	25.00	1/18/19	(127,500)
NextEra Energy, Inc, Put	280	(14,280)	160.00	8/17/18	(15,400)
Northrop Grumman Corp, Put	51	(79,967)	300.00	1/18/19	(80,070)
Northrop Grumman Corp, Put	77	(152,689)	310.00	1/18/19	(175,098)
NVIDIA Corp, Put	167	(265,190)	185.00	1/18/19	(72,645)
Parker-Hannifin Corp, Put	256	(40,447)	150.00	8/17/18	(13,824)
Parker-Hannifin Corp, Put	209	(175,140)	150.00	2/15/19	(120,175)
Praxair, Inc, Put	161	(179,274)	140.00	1/18/19	(39,445)
24

TIAA-CREF FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Proofpoint, Inc, Call	160	$(19,680)	$135.00	8/17/18	$(800)
Proofpoint, Inc, Call	160	(15,328)	125.00	9/21/18	(25,600)
Proofpoint, Inc, Put	160	(19,137)	100.00	9/21/18	(13,600)
Pure Storage, Inc, Put	955	(90,724)	17.50	11/16/18	(48,705)
QUALCOMM, Inc, Call	375	(16,672)	67.50	9/21/18	(34,125)
QUALCOMM, Inc, Put	375	(45,243)	52.50	9/21/18	(5,625)
Raytheon Co, Put	160	(20,184)	150.00	11/16/18	(8,160)
Raytheon Co, Put	160	(103,359)	185.00	11/16/18	(62,400)
Regeneron Pharmaceuticals, Inc, Call	165	(247,167)	410.00	11/16/18	(198,000)
Rockwell Automation, Inc, Put	104	(60,427)	150.00	10/19/18	(3,900)
Rockwell Automation, Inc, Put	104	(63,908)	155.00	1/18/19	(19,240)
Stanley Black & Decker, Inc, Put	256	(131,325)	135.00	10/19/18	(37,120)
State Street Corp, Put	400	(24,400)	80.00	8/17/18	(3,800)
Stryker Corp, Put	235	(121,775)	155.00	12/21/18	(90,945)
Take-Two Interactive Software, Inc, Put	330	(27,769)	100.00	8/3/18	(21,450)
Take-Two Interactive Software, Inc, Put	320	(97,550)	70.00	1/18/19	(23,200)
Tapestry, Inc, Put	320	(55,359)	40.00	11/16/18	(25,600)
Tapestry, Inc, Put	640	(216,315)	45.00	11/16/18	(140,800)
Tiffany & Co, Call	477	(250,832)	150.00	1/18/19	(232,776)
Tiffany & Co, Put	477	(208,923)	110.00	11/16/18	(45,792)
Tiffany & Co, Put	477	(106,184)	115.00	1/18/19	(114,480)
Tiffany & Co, Put	477	(263,854)	120.00	1/18/19	(163,373)
Ulta Beauty, Inc, Put	84	(149,348)	210.00	9/21/18	(19,530)
United Parcel Service, Inc, Put	362	(197,285)	100.00	10/19/18	(10,136)
Universal Display Corp, Put	320	(141,217)	75.00	8/17/18	(12,800)
Universal Health Services, Inc, Call	240	(36,719)	135.00	10/19/18	(18,600)
Universal Health Services, Inc, Put	240	(35,519)	115.00	10/19/18	(51,000)
WABCO Holdings, Inc, Put	330	(184,487)	115.00	12/21/18	(96,525)
Walmart, Inc, Put	477	(108,278)	80.00	9/21/18	(18,126)
WellCare Health Plans, Inc, Call	157	(39,720)	270.00	9/21/18	(122,460)
WellCare Health Plans, Inc, Put	200	(20,600)	220.00	8/17/18	(3,000)
World Wrestling Entertainment, Call	470	(30,080)	90.00	8/17/18	(11,750)
World Wrestling Entertainment, Put	470	(22,090)	55.00	8/17/18	(3,290)
Zimmer Biomet Holdings, Inc, Put	321	(256,152)	110.00	12/21/18	(51,360)
Total	41,777	$(14,583,205)			$(9,674,270)
25

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 0.4%
79,238	*,e	Tesla, Inc	$23,624,017
		TOTAL AUTOMOBILES & COMPONENTS	23,624,017

CAPITAL GOODS - 5.8%
464,835		Airbus SE	57,532,225
281,109		Boeing Co	100,159,137
169,571		Northrop Grumman Corp	50,954,390
116,302		Parker-Hannifin Corp	19,660,853
139,956		Roper Industries, Inc	42,252,716
56,001	*	United Rentals, Inc	8,332,949
98,562		W.W. Grainger, Inc	34,157,646
		TOTAL CAPITAL GOODS	313,049,916

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
63,210	*	CoStar Group, Inc	26,285,879
520,902	*	IHS Markit Ltd	27,623,433
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	53,909,312

CONSUMER DURABLES & APPAREL - 2.4%
1,044,017		Nike, Inc (Class B)	80,295,348
1,036,628		Tapestry, Inc	48,845,911
		TOTAL CONSUMER DURABLES & APPAREL	129,141,259

CONSUMER SERVICES - 1.9%
70,470	*	Chipotle Mexican Grill, Inc (Class A)	30,560,020
575,672		Marriott International, Inc (Class A)	73,593,909
		TOTAL CONSUMER SERVICES	104,153,929

DIVERSIFIED FINANCIALS - 0.8%
187,308		Goldman Sachs Group, Inc	44,472,538
		TOTAL DIVERSIFIED FINANCIALS	44,472,538

ENERGY - 0.9%
379,475		EOG Resources, Inc	48,929,506
		TOTAL ENERGY	48,929,506

FOOD & STAPLES RETAILING - 1.6%
975,237	n	Walmart, Inc	87,020,398
		TOTAL FOOD & STAPLES RETAILING	87,020,398

FOOD, BEVERAGE & TOBACCO - 1.1%
88,310		Constellation Brands, Inc (Class A)	18,565,411
680,068	*	Monster Beverage Corp	40,817,682
		TOTAL FOOD, BEVERAGE & TOBACCO	59,383,093
26

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 6.3%
751,188		Abbott Laboratories	$49,232,861
59,389	*	Align Technology, Inc	21,181,087
587,324	*	Cerner Corp	36,461,074
414,166	*	Edwards Lifesciences Corp	58,997,947
238,260	*	Intuitive Surgical, Inc	121,081,349
312,751		Stryker Corp	51,056,601
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	338,010,919

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
177,333		Estee Lauder Cos (Class A)	23,929,315
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	23,929,315

MATERIALS - 2.3%
307,472		Praxair, Inc	51,501,560
159,823		Sherwin-Williams Co	70,438,791
		TOTAL MATERIALS	121,940,351

MEDIA - 1.2%
570,131		Walt Disney Co	64,744,076
		TOTAL MEDIA	64,744,076

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
243,429	*	Alexion Pharmaceuticals, Inc	32,366,320
120,882	*	BioMarin Pharmaceutical, Inc	12,155,894
437,087		Eli Lilly & Co	43,188,567
995,814		Gilead Sciences, Inc	77,504,204
182,604	*	Illumina, Inc	59,229,434
280,703	*	Jazz Pharmaceuticals plc	48,584,075
206,777		Lonza Group AG.	63,649,530
39,376	*	Sarepta Therapeutics, Inc	4,577,066
349,386	*	Vertex Pharmaceuticals, Inc	61,160,019
599,888		Zoetis, Inc	51,878,314
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	454,293,423

RETAILING - 12.4%
163,895	*	Amazon.com, Inc	291,313,529
647,467		Expedia, Inc	86,656,983
518,983		Home Depot, Inc	102,509,522
1,399,218		Industria De Diseno Textil S.A.	45,853,232
72,082		Kering	38,310,520
228,419	*	NetFlix, Inc	77,079,992
103,707	*	Ulta Beauty, Inc	25,344,954
		TOTAL RETAILING	667,068,732

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
961,842	*	Advanced Micro Devices, Inc	17,630,564
460,160		Applied Materials, Inc	22,377,581
26,611		Broadcom, Inc	5,901,521
328,256		NVIDIA Corp	80,376,764
27

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

112,930	*	NXP Semiconductors NV	$10,766,746
400,064		Texas Instruments, Inc	44,535,125
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	181,588,301

SOFTWARE & SERVICES - 43.1%
956,381		Activision Blizzard, Inc	70,217,493
567,252	*	Adobe Systems, Inc	138,795,219
408,963	*	Alibaba Group Holding Ltd (ADR)	76,570,142
149,818	*	Alphabet, Inc (Class A)	183,859,646
185,580	*	Alphabet, Inc (Class C)	225,899,111
595,598		Automatic Data Processing, Inc	80,399,774
243,732	*	Baidu, Inc (ADR)	60,245,676
201,116	*	Check Point Software Technologies	22,659,740
1,569,021	*	eBay, Inc	52,483,752
963,598	*,n	Facebook, Inc	166,297,743
285,115	*	Gartner, Inc	38,613,124
314,615	*	GoDaddy, Inc	23,161,956
75,935	*	GrubHub, Inc	9,255,717
258,915	*	IAC/InterActiveCorp	38,125,234
723,268		Intuit, Inc	147,720,256
747,126		MasterCard, Inc (Class A)	147,930,948
3,143,361	n	Microsoft Corp	333,447,735
995,671	*	PayPal Holdings, Inc	81,784,416
1,062,452	*	salesforce.com, Inc	145,715,292
171,832	*	Square, Inc	11,108,939
1,932,405		Tencent Holdings Ltd	87,952,188
75		TiVo Corp	911
1,314,262	*	Twitter, Inc	41,885,530
976,524		Visa, Inc (Class A)	133,529,892
		TOTAL SOFTWARE & SERVICES	2,317,660,434

TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
564,917	n	Apple, Inc	107,498,056
1,892,717		Cisco Systems, Inc	80,043,002
213,046		Motorola, Inc	25,842,480
427,253		TE Connectivity Ltd	39,978,063
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	253,361,601

TELECOMMUNICATION SERVICES - 0.2%
111,700		Softbank Corp	9,329,429
		TOTAL TELECOMMUNICATION SERVICES	9,329,429

TRANSPORTATION - 0.9%
197,360		FedEx Corp	48,524,903
		TOTAL TRANSPORTATION	48,524,903

		TOTAL COMMON STOCKS	5,344,135,452
		(Cost $3,359,008,880)
28

TIAA-CREF FUNDS - Large-Cap Growth Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

SHORT-TERM INVESTMENTS - 1.6%

GOVERNMENT AGENCY DEBT - 0.6%
$30,000,000		Federal Home Loan Bank (FHLB)	1.770%	08/01/18	$30,000,000
		TOTAL GOVERNMENT AGENCY DEBT			30,000,000

TREASURY DEBT - 0.6%
180,000		United States Treasury Bill	1.858	08/02/18	179,991
16,765,000		United States Treasury Bill	1.841	08/09/18	16,758,117
16,065,000		United States Treasury Bill	1.871	08/16/18	16,052,533
		TOTAL TREASURY DEBT			32,990,641

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
23,260,909	c	State Street Navigator Securities Lending Government Money Market Portfolio			23,260,909
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			23,260,909

		TOTAL SHORT-TERM INVESTMENTS			86,251,550
		(Cost $86,251,527)
		TOTAL INVESTMENTS - 101.0%			5,430,387,002
		(Cost $3,445,260,407)
		OTHER ASSETS & LIABILITIES, NET - (1.0)%			(52,315,031)
		NET ASSETS - 100.0%			$5,378,071,971

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $23,387,592.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Written options outstanding as of July 31, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Facebook, Inc, Put	480	$(43,199)	$150.00	9/21/18	$(42,240)
Microsoft Corp, Put	800	(97,599)	87.50	9/21/18	(11,200)
Walmart, Inc, Put	960	(92,158)	75.00	9/21/18	(12,480)
Total	2,240	$(232,956)			$(65,920)

29

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.7%
2,136,559		General Motors Co	$80,996,952
1,139,818		Peugeot S.A.	32,737,806
		TOTAL AUTOMOBILES & COMPONENTS	113,734,758

BANKS - 11.8%
7,820,208		Bank of America Corp	241,488,023
2,042,805		Citigroup, Inc	146,857,252
529,382		Citizens Financial Group, Inc	21,058,816
470,170		Comerica, Inc	45,578,280
740,122		Fifth Third Bancorp	21,900,210
1,460,647		Huntington Bancshares, Inc	22,552,390
949,161		JPMorgan Chase & Co	109,106,057
2,286,510		Regions Financial Corp	42,551,951
2,120,780		Wells Fargo & Co	121,499,486
741,238		Zions Bancorporation	38,322,004
		TOTAL BANKS	810,914,469

CAPITAL GOODS - 6.4%
1,470,938		Arconic, Inc	31,904,645
17,042,149	*	Bombardier, Inc	64,193,820
589,139	*	Colfax Corp	19,029,190
314,997		Eaton Corp	26,198,300
557,231	*	Evoqua Water Technologies Corp	11,891,310
433,467		Fortive Corp	35,578,971
4,017,864		General Electric Co	54,763,486
775,964	e	GrafTech International Ltd	16,450,437
1,114,327	*	HD Supply Holdings, Inc	49,008,101
154,040	*	Herc Holdings, Inc	8,752,553
298,620		Johnson Controls International plc	11,201,236
219,578	*	SPX Corp	8,146,344
688,062	*	SPX FLOW, Inc	32,696,706
1,826,579		Triumph Group, Inc	38,084,172
216,843		United Technologies Corp	29,434,269
		TOTAL CAPITAL GOODS	437,333,540

CONSUMER DURABLES & APPAREL - 1.7%
3,231,500		Cyrela Brazil Realty S.A.	9,978,708
1,099,816		Hanesbrands, Inc	24,481,904
450,855		Lennar Corp (Class A)	23,566,191
1,141,440		Newell Rubbermaid, Inc	29,894,313
1,525,076	*,e	Under Armour, Inc (Class A)	30,455,768
		TOTAL CONSUMER DURABLES & APPAREL	118,376,884

30

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.9%
2,901,547		Arcos Dorados Holdings, Inc	$20,310,829
479,927		Carnival Corp	28,430,875
740,110		Extended Stay America, Inc	15,756,942
750,272		Melco Crown Entertainment Ltd (ADR)	19,402,034
1,196,499		Red Rock Resorts, Inc	42,284,275
638,521		Restaurant Brands International, Inc	40,309,831
210,398		Wynn Resorts Ltd	35,090,178
		TOTAL CONSUMER SERVICES	201,584,964

DIVERSIFIED FINANCIALS - 5.1%
214,027		American Express Co	21,299,967
1,433,555	*	AXA Equitable Holdings, Inc	31,523,875
165,538		Bank of New York Mellon Corp	8,851,317
881,621		Blackstone Group LP	30,786,205
350,273		Capital One Financial Corp	33,037,749
483,767		Goldman Sachs Group, Inc	114,860,799
730,063		Morgan Stanley	36,911,985
489,406		State Street Corp	43,219,444
913,923		Synchrony Financial	26,448,932
		TOTAL DIVERSIFIED FINANCIALS	346,940,273

ENERGY - 12.5%
200,585		Anadarko Petroleum Corp	14,672,793
301,762		Apache Corp	13,881,052
211,310		Arch Coal, Inc	17,874,713
4,820,810		Cenovus Energy, Inc	48,400,932
668,501		Chevron Corp	84,411,621
211,660	*	Concho Resources, Inc	30,870,611
1,446,979	*	Devon Energy Corp	65,128,525
7,787		Diamondback Energy, Inc	1,027,495
442,859		EOG Resources, Inc	57,102,239
1,141,219		Exxon Mobil Corp	93,020,761
1,569,755	*	Matador Resources Co	52,586,793
3,251,965	*	MEG Energy Corp	21,198,957
1,734,335		Nabors Industries Ltd	10,371,323
325,829		National Oilwell Varco, Inc	15,841,806
309,860		Occidental Petroleum Corp	26,006,550
3,097,464	*	Parsley Energy, Inc	97,353,294
1,722,728		Plains All American Pipeline LP	42,689,200
471,871		Plains GP Holdings LP	11,461,746
285,996	e	RPC, Inc	4,232,741
1,847,273		TechnipFMC plc	60,128,736
9,001,322	*,e	Weatherford International Ltd	30,514,481
1,560,654		Williams Cos, Inc	46,429,456
659,706	*	WPX Energy, Inc	12,382,682
		TOTAL ENERGY	857,588,507

FOOD & STAPLES RETAILING - 0.9%
703,103		Walmart, Inc	62,737,881
		TOTAL FOOD & STAPLES RETAILING	62,737,881
31

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 4.4%
210,413		Bunge Ltd	$14,545,851
478,077		General Mills, Inc	22,020,226
1,983,655		Kraft Heinz Co	119,515,214
52,936		Molson Coors Brewing Co (Class B)	3,546,712
1,366,056		Mondelez International, Inc	59,259,509
992,019		Philip Morris International, Inc	85,611,240
		TOTAL FOOD, BEVERAGE & TOBACCO	304,498,752

HEALTH CARE EQUIPMENT & SERVICES - 3.9%
146,851		Aetna Inc	27,665,260
41,569		Anthem, Inc	10,516,957
80,716		Baxter International, Inc	5,847,874
1,224,556		CVS Health Corp	79,424,702
306,657		McKesson Corp	38,516,119
228,211		Medtronic plc	20,591,479
489,762	*	Molina Healthcare, Inc	50,979,327
299,995		Zimmer Biomet Holdings, Inc	37,655,372
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	271,197,090

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
802,186		Procter & Gamble Co	64,880,804
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	64,880,804

INSURANCE - 5.2%
1,450,382		American International Group, Inc	80,075,590
445,662	*	Athene Holding Ltd	20,442,516
149,007	*	Berkshire Hathaway, Inc (Class B)	29,484,015
303,821		Chubb Ltd	42,449,870
308,680		Hartford Financial Services Group, Inc	16,267,436
1,003,037		Manulife Financial Corp	18,616,367
1,840,417		Metlife, Inc	84,180,674
5,355,600		Ping An Insurance Group Co of China Ltd	49,856,774
40,408		Prudential Financial, Inc	4,077,571
91,508		Travelers Cos, Inc	11,908,851
		TOTAL INSURANCE	357,359,664

MATERIALS - 6.2%
270,414		Ashland Global Holdings, Inc	22,203,694
172,897	*	Berry Plastics Group, Inc	8,446,018
505,053	*	Crown Holdings, Inc	22,863,749
1,375,726		DowDuPont, Inc	94,608,677
2,606,958		First Quantum Minerals Ltd	40,662,012
1,824,704		Freeport-McMoRan Copper & Gold, Inc (Class B)	30,107,616
3,975,275		Glencore Xstrata plc	17,433,301
1,785,776		Louisiana-Pacific Corp	48,073,090
688,639		Olin Corp	20,321,737
909,333		ThyssenKrupp AG.	24,200,076
1,666,957		Tronox Ltd	30,755,357
125,120		Vulcan Materials Co	14,013,440
712,300		WR Grace and Co	52,610,478
		TOTAL MATERIALS	426,299,245
32

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

MEDIA - 1.9%
1,205,815		Comcast Corp (Class A)	$43,144,061
937,336	*	DISH Network Corp (Class A)	29,582,324
520,132		Walt Disney Co	59,066,190
		TOTAL MEDIA	131,792,575

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.4%
717,514		Allergan plc	132,087,152
174,754	*	Biogen Idec, Inc	58,432,495
220,048		Bristol-Myers Squibb Co	12,927,820
1,354,039		Gilead Sciences, Inc	105,384,855
417,329		Johnson & Johnson	55,304,439
479,246	*	Mylan NV	17,880,668
186,498	*	PerkinElmer, Inc	14,766,912
3,694,931		Pfizer, Inc	147,538,595
477,569		Sanofi-Aventis S.A. (ADR)	20,707,392
843,065		Schering-Plough Corp	55,532,692
274,516	*,e	TESARO, Inc	9,561,392
3,384,303		Teva Pharmaceutical Industries Ltd (ADR)	81,020,214
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	711,144,626

REAL ESTATE - 0.5%
42,830		AvalonBay Communities, Inc	7,574,485
864,032		MGM Growth Properties LLC	26,180,170
		TOTAL REAL ESTATE	33,754,655

RETAILING - 2.6%
252,308		Advance Auto Parts, Inc	35,633,459
907,491		Bed Bath & Beyond, Inc	16,997,307
359,791	*	Dollar Tree, Inc	32,841,723
352,580		Expedia, Inc	47,189,307
3,377,880	*	Groupon, Inc	15,808,478
10,132,000		Hengdeli Holdings Ltd	458,814
228,912		Target Corp	18,468,620
2,558,900		Via Varejo S.A.	14,514,955
		TOTAL RETAILING	181,912,663

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
3,044,887	*	Advanced Micro Devices, Inc	55,812,779
818,898	*	Cree, Inc	38,611,041
1,053,641		Intel Corp	50,680,132
246,161	*	Mellanox Technologies Ltd	19,323,638
221,674	*	NXP Semiconductors NV	21,134,399
626,035		QUALCOMM, Inc	40,122,583
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	225,684,572

SOFTWARE & SERVICES - 4.1%
1,007,900	*	eBay, Inc	33,714,255
430,507	*	GreenSky, Inc	7,447,771
322,343		International Business Machines Corp	46,717,171
33

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

97,974	*	MicroStrategy, Inc (Class A)	$12,751,316
1,164,370		Oracle Corp	55,517,161
6,047,911	*,e	Pandora Media, Inc	40,762,920
1,658,685	*	Teradata Corp	63,511,049
6,254,163	*	Zynga, Inc	23,703,278
		TOTAL SOFTWARE & SERVICES	284,124,921

TECHNOLOGY HARDWARE & EQUIPMENT - 4.5%
3,043,106		Cisco Systems, Inc	128,692,953
900,465		Corning, Inc	29,877,429
593,298		Hewlett Packard Enterprise Co	9,160,521
988,732	*	Infinera Corp	8,226,250
1,451,138		Juniper Networks, Inc	38,222,975
384,679	*,e	Lumentum Holdings, Inc	20,099,478
151,601		Murata Manufacturing Co Ltd	26,526,501
2,531,299		Nokia Corp	13,669,015
1,320,517		Xerox Corp	34,293,826
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	308,768,948

TELECOMMUNICATION SERVICES - 4.6%
3,389,313		AT&T, Inc	108,356,336
2,429,038		CenturyLink, Inc	45,593,043
2,196,907	*,e	Sprint Corp	11,929,205
1,155,462		Telephone & Data Systems, Inc	29,175,416
2,329,683		Verizon Communications, Inc	120,304,830
		TOTAL TELECOMMUNICATION SERVICES	315,358,830

TRANSPORTATION - 1.5%
326,855		American Airlines Group, Inc	12,923,847
726,667	*,†,b,m	AMR Corp (Escrow)	7,267
481,171	*	Kirby Corp	40,153,720
1,441,179		Knight-Swift Transportation Holdings, Inc	46,910,376
		TOTAL TRANSPORTATION	99,995,210

UTILITIES - 2.8%
214,048		Duke Energy Corp	17,470,598
116,671		Edison International	7,773,789
373,911		Entergy Corp	30,391,486
417,897		Exelon Corp	17,760,623
2,069,552		FirstEnergy Corp	73,324,227
554,500		PG&E Corp	23,887,860
161,235		Pinnacle West Capital Corp	12,968,131
87,116		Sempra Energy	10,069,738
		TOTAL UTILITIES	193,646,452

		TOTAL COMMON STOCKS	6,859,630,283
		(Cost $5,712,249,262)
34

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 1.5%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
102,790,253	c	State Street Navigator Securities Lending Government Money Market Portfolio	$102,790,253
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	102,790,253

		TOTAL SHORT-TERM INVESTMENTS	102,790,253
		(Cost $102,790,253)
		TOTAL INVESTMENTS - 101.3%	6,962,420,536
		(Cost $5,815,039,515)
		OTHER ASSETS & LIABILITIES, NET - (1.3)%	(90,153,758)
		NET ASSETS - 100.0%	$6,872,266,778

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $97,971,365.
m	Indicates a security that has been deemed illiquid.
35

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS

MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%

AUTOMOBILES & COMPONENTS - 1.3%
210,491		Delphi Automotive plc	$20,642,852
		TOTAL AUTOMOBILES & COMPONENTS	20,642,852

BANKS - 2.6%
267,872		Citizens Financial Group, Inc	10,655,948
141,125		Comerica, Inc	13,680,658
50,433	*	SVB Financial Group	15,527,312
		TOTAL BANKS	39,863,918

CAPITAL GOODS - 13.6%
276,332		A.O. Smith Corp	16,450,044
265,725		BWX Technologies, Inc	17,474,076
397,590		Fastenal Co	22,634,799
304,591		Fortive Corp	25,000,829
186,513		Fortune Brands Home & Security, Inc	10,817,754
115,044		Harris Corp	18,976,508
194,000		Ingersoll-Rand plc	19,110,940
200,000		ITT, Inc	11,334,000
394,618		Masco Corp	15,914,944
113,255		Owens Corning, Inc	7,046,726
41,354		Rockwell Automation, Inc	7,756,356
36,851		Roper Industries, Inc	11,125,317
25,532		TransDigm Group, Inc	9,588,287
50,011		W.W. Grainger, Inc	17,331,812
		TOTAL CAPITAL GOODS	210,562,392

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
201,353		Waste Connections, Inc	15,627,006
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	15,627,006

CONSUMER DURABLES & APPAREL - 2.2%
262,780		DR Horton, Inc	11,483,486
201,904		Tapestry, Inc	9,513,717
150,000		VF Corp	13,810,500
		TOTAL CONSUMER DURABLES & APPAREL	34,807,703

CONSUMER SERVICES - 6.1%
247,648		Hilton Worldwide Holdings, Inc	19,479,992
473,708		Melco Crown Entertainment Ltd (ADR)	12,250,089
185,731	*	Penn National Gaming, Inc	5,952,679
280,018	n	Planet Fitness, Inc	13,306,455
202,587		Restaurant Brands International, Inc	12,789,317
25,165		Vail Resorts, Inc	6,967,434
36

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

144,485		Wynn Resorts Ltd	$24,097,208
		TOTAL CONSUMER SERVICES	94,843,174

DIVERSIFIED FINANCIALS - 5.1%
138,440		Evercore Partners, Inc (Class A)	15,643,720
268,632	e,n	iShares Russell Midcap Growth Index Fund	34,701,882
299,397		Lazard Ltd (Class A)	16,257,257
259,840		Voya Financial, Inc	13,127,117
		TOTAL DIVERSIFIED FINANCIALS	79,729,976

ENERGY - 1.9%
70,966		Diamondback Energy, Inc	9,363,964
627,957	*	Parsley Energy, Inc	19,736,688
		TOTAL ENERGY	29,100,652

FOOD, BEVERAGE & TOBACCO - 0.9%
157,174	*	Post Holdings, Inc	13,604,981
		TOTAL FOOD, BEVERAGE & TOBACCO	13,604,981

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
202,934	*	Acadia Healthcare Co, Inc	8,011,834
26,000	*,n	Align Technology, Inc	9,272,900
86,000		AmerisourceBergen Corp	7,037,380
109,428	*	Centene Corp	14,261,751
199,035	*	Edwards Lifesciences Corp	28,352,536
88,045	*	Insulet Corp	7,321,822
233,294	*,e,n	Teladoc, Inc	13,962,646
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	88,220,869

INSURANCE - 1.5%
181,092	*	Athene Holding Ltd	8,306,690
361,258	*,e,n	Trupanion, Inc	15,028,333
		TOTAL INSURANCE	23,335,023

MATERIALS - 5.3%
272,871	*	Berry Plastics Group, Inc	13,329,748
334,765	*	Crown Holdings, Inc	15,154,812
188,111		International Paper Co	10,107,204
438,666		Olin Corp	12,945,034
591,363		Tronox Ltd	10,910,647
170,000		Vulcan Materials Co	19,040,000
		TOTAL MATERIALS	81,487,445

MEDIA - 0.5%
100,000	n	World Wrestling Entertainment, Inc (Class A)	7,911,000
		TOTAL MEDIA	7,911,000

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.6%
187,197	*	BioMarin Pharmaceutical, Inc	18,824,530
43,570	*	Bluebird Bio, Inc	6,748,993
599,043	*	Coherus Biosciences, Inc	11,411,769
126,527	*	Exact Sciences Corp	7,395,503
37

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

101,135	*	Jazz Pharmaceuticals plc	$17,504,446
195,083	*	Seattle Genetics, Inc	13,733,843
325,848	*,e	TESARO, Inc	11,349,286
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	86,968,370

REAL ESTATE - 1.7%
102,515		Digital Realty Trust, Inc	12,447,371
92,066	*	SBA Communications Corp	14,569,445
		TOTAL REAL ESTATE	27,016,816

RETAILING - 8.7%
89,192	*	Burlington Stores, Inc	13,629,430
197,613	*	CarMax, Inc	14,757,739
149,873	*	Dollar Tree, Inc	13,680,407
121,700		Expedia, Inc	16,288,328
66,656	*	O’Reilly Automotive, Inc	20,396,736
374,396		Ross Stores, Inc	32,733,442
140,130		Tractor Supply Co	10,935,745
50,403	*	Ulta Beauty, Inc	12,317,989
		TOTAL RETAILING	134,739,816

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
1,054,996	*,n	Advanced Micro Devices, Inc	19,338,077
103,804		Lam Research Corp	19,789,194
203,413		Microchip Technology, Inc	19,004,877
122,203		Xilinx, Inc	8,807,170
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	66,939,318

SOFTWARE & SERVICES - 22.6%
82,341		Alliance Data Systems Corp	18,516,844
685,384	*,e	ANGI Homeservices, Inc	10,767,383
62,000	*	Autodesk, Inc	7,963,280
72,488	*	Dell Technologies, Inc-VMware Inc	6,706,590
164,316		DXC Technology Co	13,924,138
88,396	*	EPAM Systems, Inc	11,510,043
133,855		Fidelity National Information Services, Inc	13,804,466
102,778	*	FleetCor Technologies, Inc	22,302,826
113,620	*	Gartner, Inc	15,387,557
72,218	*,e	GDS Holdings Ltd (ADR)	1,576,519
202,140	*	GoDaddy, Inc	14,881,547
506,852	*	GreenSky, Inc	8,768,539
70,000	*,n	GrubHub, Inc	8,532,300
141,988	*	Guidewire Software, Inc	12,239,365
54,023	*	HubSpot, Inc	6,704,254
93,305	*	IAC/InterActiveCorp	13,739,161
161,548	*	Instructure, Inc	6,251,908
204,024	*	MINDBODY, Inc	7,620,296
294,526	*	Nutanix, Inc	14,399,376
125,798	*	Proofpoint, Inc	14,347,262
152,736	*	PTC, Inc	14,037,966
211,111	*	RealPage, Inc	11,632,216
38

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

75,999	*,n	Red Hat, Inc	$10,733,339
123,885	*	RingCentral, Inc	9,136,519
247,943	*	SendGrid, Inc	6,329,985
148,284	*	ServiceNow, Inc	26,092,053
60,000	*	Square, Inc	3,879,000
145,007	*	Take-Two Interactive Software, Inc	16,388,691
7,469	*	Tenable Holdings, Inc	223,323
188,364	*,n	Twitter, Inc	6,003,161
150,397	*	Worldpay, Inc	12,361,129
1,118,359	*	Zynga, Inc	4,238,581
		TOTAL SOFTWARE & SERVICES	350,999,617

TECHNOLOGY HARDWARE & EQUIPMENT - 6.3%
246,689		Amphenol Corp (Class A)	23,067,888
43,294	*	Arista Networks, Inc	11,071,575
55,731	*	Coherent, Inc	8,808,842
210,830	*,e	Lumentum Holdings, Inc	11,015,867
111,111		Motorola, Inc	13,477,764
85,369	*	Palo Alto Networks, Inc	16,925,258
371,785	*	Trimble Navigation Ltd	13,124,011
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	97,491,205

TRANSPORTATION - 1.8%
167,228	n	JB Hunt Transport Services, Inc	20,050,637
97,917	*	Kirby Corp	8,171,174
		TOTAL TRANSPORTATION	28,221,811

		TOTAL COMMON STOCKS	1,532,113,944
		(Cost $1,187,505,370)

PURCHASED OPTIONS - 0.1%

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
26,000		Align Technology, Inc	270,400
233,200		Teladoc, Inc	816,200
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,086,600

SOFTWARE & SERVICES - 0.0%
70,000		GrubHub, Inc	163,100
188,000		Twitter, Inc	1,880
		TOTAL SOFTWARE & SERVICES	164,980

		TOTAL PURCHASED OPTIONS	1,251,580
		(Cost $2,510,376)
39

TIAA-CREF FUNDS - Mid-Cap Growth Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 3.4%

GOVERNMENT AGENCY DEBT - 0.4%
$6,650,000		Federal Home Loan Bank (FHLB)	1.770%	08/01/18	$6,650,000
		TOTAL GOVERNMENT AGENCY DEBT			6,650,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.0%
46,063,613	c	State Street Navigator Securities Lending Government Money Market Portfolio			46,063,613
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			46,063,613

		TOTAL SHORT-TERM INVESTMENTS			52,713,613
		(Cost $52,713,613)
		TOTAL INVESTMENTS - 102.2%			1,586,079,137
		(Cost $1,242,729,359)
		OTHER ASSETS & LIABILITIES, NET - (2.2)%			(33,480,177)
		NET ASSETS - 100.0%			$1,552,598,960

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $42,199,322.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Purchased options outstanding as of July 31, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Align Technology, Inc, Call	260	$662,220	$380.00	10/19/18	$270,400
GrubHub, Inc, Put	700	554,225	110.00	9/21/18	163,100
Teladoc, Inc, Put	2,332	773,641	60.00	8/17/18	816,200
Twitter, Inc, Call	1,880	520,290	43.50	8/3/18	1,880
Total	5,172	$2,510,376			$1,251,580

Written options outstanding as of July 31, 2018 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Advanced Micro Devices, Inc, Call	5,000	$(195,247)	$20.50	8/17/18	$(95,000)
Align Technology, Inc, Call	520	(555,353)	420.00	10/19/18	(210,600)
Align Technology, Inc, Put	260	(122,328)	300.00	10/19/18	(131,300)
GrubHub, Inc, Call	700	(299,771)	120.00	9/21/18	(548,100)
GrubHub, Inc, Put	700	(271,772)	100.00	9/21/18	(70,000)
JB Hunt Transport Services, Inc, Call	1,000	(648,242)	125.00	8/17/18	(65,000)
Planet Fitness, Inc, Call	800	(220,397)	50.00	8/17/18	(120,000)
Red Hat, Inc, Put	350	(213,735)	140.00	9/21/18	(187,250)
Teladoc, Inc, Call	2,332	(438,993)	70.00	8/17/18	(151,580)
Teladoc, Inc, Put	2,332	(369,034)	55.00	8/17/18	(321,816)
Trupanion, Inc, Call	1,400	(852,925)	40.00	8/17/18	(486,500)
Twitter, Inc, Call	3,760	(463,414)	48.00	8/3/18	(3,760)
Twitter, Inc, Put	940	(46,294)	35.00	8/3/18	(296,100)
World Wrestling Entertainment, Inc, Call	1,000	(343,826)	85.00	8/17/18	(75,000)
Total	21,094	$(5,041,331)			$(2,762,006)
40

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS
MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.4%
175,068		Delphi Automotive plc	$17,168,919
60,130		Delphi Technologies plc	2,716,072
110,554		Lear Corp	19,914,092
147,340		Magna International, Inc (Class A)	8,955,325
56,189	*	Visteon Corp	6,578,608
		TOTAL AUTOMOBILES & COMPONENTS	55,333,016

BANKS - 8.6%
185,404		Chemical Financial Corp	10,530,947
165,897		CIT Group, Inc	8,780,928
427,636		Citizens Financial Group, Inc	17,011,360
449,017		Comerica, Inc	43,527,708
424,720		East West Bancorp, Inc	27,496,373
198,753		First Republic Bank	19,648,722
782,003		Hilltop Holdings, Inc	16,265,663
2,269,387		Huntington Bancshares, Inc	35,039,335
699,768		Keycorp	14,604,158
123,431		M&T Bank Corp	21,396,764
617,156		Regions Financial Corp	11,485,273
623,000		SunTrust Banks, Inc	44,899,610
351,827		Synovus Financial Corp	17,387,290
145,736		TCF Financial Corp	3,659,431
92,338		Wintrust Financial Corp	8,100,813
634,650		Zions Bancorporation	32,811,405
		TOTAL BANKS	332,645,780

CAPITAL GOODS - 8.7%
292,204	*	Aecom Technology Corp	9,806,366
224,346	*	AerCap Holdings NV	12,592,541
1,069,659		CNH Industrial NV (NYSE)	12,536,403
148,192		Crane Co	13,421,749
142,428		Cummins, Inc	20,340,143
553,862	*	Evoqua Water Technologies Corp	11,819,415
130,243		Fluor Corp	6,674,954
286,710		Hexcel Corp	19,785,857
99,874		Hubbell, Inc	12,309,471
261,425		Ingersoll-Rand plc	25,752,977
395,469		ITT, Inc	22,411,228
104,282	*	JELD-WEN Holding, Inc	2,861,498
410,200		KBR, Inc	8,195,796
239,614		L3 Technologies, Inc	51,382,826
278,222		Masco Corp	11,220,693
74,098	*	Masonite International Corp	5,057,189
246,908	*	SPX FLOW, Inc	11,733,068
41

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

878,206		Textron, Inc	$59,955,124
92,306	*	WABCO Holdings, Inc	11,601,018
43,231		Wabtec Corp	4,769,244
		TOTAL CAPITAL GOODS	334,227,560

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
445,919		Republic Services, Inc	32,320,209
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	32,320,209

CONSUMER DURABLES & APPAREL - 2.5%
350,000		Hanesbrands, Inc	7,791,000
257,766	e	Mattel, Inc	4,090,747
228,396	*	Michael Kors Holdings Ltd	15,240,865
91,451	*	Mohawk Industries, Inc	17,225,710
329,394		Newell Rubbermaid, Inc	8,626,829
6,017	*	NVR, Inc	16,603,490
169,216		Sony Corp	9,094,820
81,839		Steven Madden Ltd	4,423,398
230,000	*,e	Tempur Sealy International, Inc	11,240,100
		TOTAL CONSUMER DURABLES & APPAREL	94,336,959

CONSUMER SERVICES - 0.7%
184,777		ARAMARK Holdings Corp	7,429,883
144,000	*	Red Robin Gourmet Burgers, Inc	6,811,200
138,832		Wyndham Hotels & Resorts, Inc	8,052,256
138,832		Wyndham Worldwide Corp	6,402,932
		TOTAL CONSUMER SERVICES	28,696,271

DIVERSIFIED FINANCIALS - 4.2%
252,834		Ameriprise Financial, Inc	36,830,329
221,597		Blackstone Mortgage Trust, Inc	7,343,725
614,726	*	E*TRADE Financial Corp	36,766,762
158,654		Lazard Ltd (Class A)	8,614,912
700,661		MFA Mortgage Investments, Inc	5,640,321
291,020		Raymond James Financial, Inc	26,654,522
399,842		Synchrony Financial	11,571,427
537,421		Voya Financial, Inc	27,150,509
		TOTAL DIVERSIFIED FINANCIALS	160,572,507

ENERGY - 10.1%
141,818		Anadarko Petroleum Corp	10,373,987
249,269		Andeavor	37,405,306
151,131		Apache Corp	6,952,026
126,246		Arch Coal, Inc	10,679,149
326,069		Baker Hughes a GE Co	11,275,466
648,321	*	Callon Petroleum Co	6,975,934
1,015,303		Capital Product Partners LP	3,147,439
72,899		Cimarex Energy Co	7,187,841
269,226	*	Concho Resources, Inc	39,266,612
391,675	*	Continental Resources, Inc	25,016,282
133,161		Diamondback Energy, Inc	17,570,594
103,279	*	Dril-Quip, Inc	5,324,033
42

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

306,148	*	Energen Corp	$22,710,059
110,194		EQT Corp	5,474,438
272,548		Hess Corp	17,887,325
142,011		HollyFrontier Corp	10,591,180
242,975		Marathon Petroleum Corp	19,639,669
437,355	*	Matador Resources Co	14,651,393
153,802		Oceaneering International, Inc	4,208,023
626,875	*	Parsley Energy, Inc	19,702,681
487,837		Patterson-UTI Energy, Inc	8,390,796
35,579		Pioneer Natural Resources Co	6,734,037
291,502		Plains All American Pipeline LP	7,223,420
380,598	*	Rowan Cos plc	5,511,059
94,472		Targa Resources Investments, Inc	4,824,685
225,410		TechnipFMC plc	7,337,096
946,244	*,e	Transocean Ltd (NYSE)	12,178,160
796,314		Williams Cos, Inc	23,690,342
987,979	*	WPX Energy, Inc	18,544,366
		TOTAL ENERGY	390,473,398

FOOD, BEVERAGE & TOBACCO - 4.6%
77,109		British American Tobacco plc (ADR)	4,224,031
737,944		Bunge Ltd	51,014,069
663,807		ConAgra Foods, Inc	24,368,355
729,841		Cott Corp	11,670,158
180,000		Lamb Weston Holdings, Inc	12,648,600
218,294		Molson Coors Brewing Co (Class B)	14,625,698
395,000		Pinnacle Foods, Inc	26,235,900
203,592	*	Post Holdings, Inc	17,622,923
247,834		Tyson Foods, Inc (Class A)	14,287,630
		TOTAL FOOD, BEVERAGE & TOBACCO	176,697,364

HEALTH CARE EQUIPMENT & SERVICES - 3.8%
230,000	*	Boston Scientific Corp	7,730,300
169,826		Cardinal Health, Inc	8,482,809
212,758	*	Centene Corp	27,728,750
81,841		Encompass Health Corp	6,189,635
98,255		Humana, Inc	30,869,756
77,756	*	WellCare Health Plans, Inc	20,793,509
348,018		Zimmer Biomet Holdings, Inc	43,683,219
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	145,477,978

INSURANCE - 5.5%
19,264		Alleghany Corp	12,122,257
386,418	*	Arch Capital Group Ltd	11,808,934
249,744		Argo Group International Holdings Ltd	15,621,487
359,625	*	Athene Holding Ltd	16,495,999
309,550		Axis Capital Holdings Ltd	17,508,148
144,065		Chubb Ltd	20,128,762
49,606		Everest Re Group Ltd	10,831,470
525,000		Hartford Financial Services Group, Inc	27,667,500
341,404		Lincoln National Corp	23,249,612
43

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

155,000		Marsh & McLennan Cos, Inc	$12,920,800
287,000		Principal Financial Group	16,668,960
241,630		ProAssurance Corp	9,979,319
57,443		RenaissanceRe Holdings Ltd	7,573,860
224,606		UnumProvident Corp	8,923,596
		TOTAL INSURANCE	211,500,704

MATERIALS - 7.3%
444,726		Ashland Global Holdings, Inc	36,516,452
330,446		CF Industries Holdings, Inc	14,678,411
177,155	*	Clearwater Paper Corp	4,003,703
292,563	*	Ferro Corp	6,588,519
983,761		First Quantum Minerals Ltd	15,344,206
1,657,361		Freeport-McMoRan Copper & Gold, Inc (Class B)	27,346,456
317,279	*	GCP Applied Technologies, Inc	9,248,683
242,389		Newmont Mining Corp	8,890,829
184,661		Nutrien Ltd	10,010,473
993,962		Olin Corp	29,331,819
67,743		Schweitzer-Mauduit International, Inc	2,810,657
542,923		Steel Dynamics, Inc	25,566,244
1,020,000		Tronox Ltd	18,819,000
319,419		Valvoline, Inc	7,215,675
201,440		Westlake Chemical Corp	21,598,397
66,003		WestRock Co	3,826,854
556,377		WR Grace and Co	41,094,005
		TOTAL MATERIALS	282,890,383

MEDIA - 1.1%
72,382		CBS Corp (Class B)	3,812,360
50,506	*	DISH Network Corp (Class A)	1,593,969
201,412		EW Scripps Co (Class A)	2,638,497
726,763		Interpublic Group of Cos, Inc	16,388,506
1,869,192	*	MDC Partners, Inc	9,532,879
76,354	*	MSG Networks, Inc	1,798,137
286,098		Viacom, Inc (Class B)	8,311,147
		TOTAL MEDIA	44,075,495

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.5%
559,519		Agilent Technologies, Inc	36,950,635
78,199	*	Jazz Pharmaceuticals plc	13,534,683
83,426		Lonza Group AG.	25,679,963
903,867	*	Mylan NV	33,723,278
85,761	*	PerkinElmer, Inc	6,790,556
238,135	*	Prestige Brands Holdings, Inc	8,508,563
403,338		Teva Pharmaceutical Industries Ltd (ADR)	9,655,912
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	134,843,590

REAL ESTATE - 9.7%
270,226		American Assets Trust, Inc	10,384,785
277,792		American Campus Communities, Inc	11,458,920
200,000		AvalonBay Communities, Inc	35,370,000
198,000		Boston Properties, Inc	24,854,940
44

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

247,981		Camden Property Trust	$22,960,561
1,577,067		Cousins Properties, Inc	14,698,264
387,517		DDR Corp	5,308,983
430,096	*	Equity Commonwealth	13,866,295
219,525		Gaming and Leisure Properties, Inc	7,973,148
438,827		GGP, Inc	9,355,792
781,115		HCP, Inc	20,230,878
1,034,020		Host Marriott Corp	21,652,379
351,061		Kennedy-Wilson Holdings, Inc	7,337,175
280,857		Kimco Realty Corp	4,687,503
250,650		Mid-America Apartment Communities, Inc	25,260,507
595,475		Monmouth Real Estate Investment Corp (Class A)	9,926,568
399,078		Park Hotels & Resorts, Inc	12,483,160
519,728		Prologis, Inc	34,104,551
112,000		SL Green Realty Corp	11,548,320
559,350		STORE Capital Corp	15,354,158
333,505		Ventas, Inc	18,803,012
438,827		Washington Prime Group, Inc	3,523,781
355,000		Weingarten Realty Investors	10,728,100
346,672		Welltower, Inc	21,701,667
		TOTAL REAL ESTATE	373,573,447

RETAILING - 3.9%
124,686		Advance Auto Parts, Inc	17,609,404
568,820		Bed Bath & Beyond, Inc	10,653,999
230,000	*	Dollar Tree, Inc	20,994,400
657,198		Foot Locker, Inc	32,077,834
1,010,000		Gap, Inc	30,471,700
1,277,014	*	Groupon, Inc	5,976,426
145,000		Kohl’s Corp	10,711,150
586,811	*	Qurate Retail Group, Inc	12,493,206
99,448		TJX Companies, Inc	9,672,312
		TOTAL RETAILING	150,660,431

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
613,934		Cypress Semiconductor Corp	10,934,165
36,435		Lam Research Corp	6,945,968
700,678	*	ON Semiconductor Corp	15,449,950
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	33,330,083

SOFTWARE & SERVICES - 3.0%
511,514		CA, Inc	22,614,034
205,423	*	Conduent, Inc	3,689,397
656,032		DXC Technology Co	55,592,152
162,874	*	IAC/InterActiveCorp	23,983,196
913,818	*,e	Pandora Media, Inc	6,159,134
148,056		Perspecta, Inc	3,212,815
		TOTAL SOFTWARE & SERVICES	115,250,728

TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
731,177	*	Ciena Corp	18,571,896
45

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

485,031	*	CommScope Holding Co, Inc	$15,574,345
857,634	*	Extreme Networks, Inc	7,289,889
354,298		Juniper Networks, Inc	9,332,209
360,634	*,e	Lumentum Holdings, Inc	18,843,127
1,623,073	e	Nokia Corp	8,764,594
1,728,238		Nokia Oyj (Turquoise)	9,380,279
1,826,009	*	Oclaro, Inc	15,448,036
371,208		TE Connectivity Ltd	34,733,933
200,000		Western Digital Corp	14,030,000
318,600		Xerox Corp	8,274,042
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	160,242,350

TELECOMMUNICATION SERVICES - 0.4%
326,412		Telephone & Data Systems, Inc	8,241,903
144,065	*	T-Mobile US, Inc	8,643,900
		TOTAL TELECOMMUNICATION SERVICES	16,885,803

TRANSPORTATION - 4.2%
94,140		Alaska Air Group, Inc	5,914,816
408,091		American Airlines Group, Inc	16,135,918
127,818	*	Avis Budget Group, Inc	4,454,457
130,519		Costamare, Inc	905,802
411,173		CSX Corp	29,061,708
135,202		Delta Air Lines, Inc	7,357,693
87,386		Kansas City Southern Industries, Inc	10,160,370
243,331	*	Kirby Corp	20,305,972
490,000		Knight-Swift Transportation Holdings, Inc	15,949,500
138,843		Norfolk Southern Corp	23,464,467
326,581	*	United Continental Holdings, Inc	26,257,112
		TOTAL TRANSPORTATION	159,967,815

UTILITIES - 10.3%
109,441		Ameren Corp	6,791,909
260,917		American Electric Power Co, Inc	18,561,635
215,761		American Water Works Co, Inc	19,040,908
741,792		Centerpoint Energy, Inc	21,126,236
231,687		CMS Energy Corp	11,199,750
337,443		DTE Energy Co	36,626,063
359,603		Edison International	23,960,348
911,768		FirstEnergy Corp	32,303,940
75,226		National Fuel Gas Co	4,039,636
137,139		NextEra Energy, Inc	22,976,268
952,205		NiSource, Inc	24,928,727
171,175		NorthWestern Corp	10,155,813
329,276		OGE Energy Corp	11,932,962
128,571		PG&E Corp	5,538,839
297,729		Pinnacle West Capital Corp	23,946,344
514,749		PPL Corp	14,809,329
514,160		Public Service Enterprise Group, Inc	26,510,090
343,206		Sempra Energy	39,671,181
201,186		Southwest Gas Corp	15,732,745
543,302		Vistra Energy Corp	12,278,625
46

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY			VALUE

292,341		Xcel Energy, Inc			$13,699,099
		TOTAL UTILITIES			395,830,447

		TOTAL COMMON STOCKS			3,829,832,318
		(Cost $2,654,711,333)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE

SHORT-TERM INVESTMENTS - 1.1%

GOVERNMENT AGENCY DEBT - 0.3%
$11,100,000		Federal Home Loan Bank (FHLB)	1.770%	08/01/18	11,100,000
		TOTAL GOVERNMENT AGENCY DEBT			11,100,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
31,281,120	c	State Street Navigator Securities Lending Government Money Market Portfolio			31,281,120
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			31,281,120

		TOTAL SHORT-TERM INVESTMENTS			42,381,120
		(Cost $42,381,120)
		TOTAL INVESTMENTS - 100.5%			3,872,213,438
		(Cost $2,697,092,453)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%			(17,504,215)
		NET ASSETS - 100.0%			$3,854,709,223

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $29,768,903.
47

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.5%
284,400	*	Stoneridge, Inc	$9,669,600
96,800		Thor Industries, Inc	9,181,480
		TOTAL AUTOMOBILES & COMPONENTS	18,851,080

BANKS - 11.2%
430,500		Bank of NT Butterfield & Son Ltd	21,292,530
163,391		Berkshire Hills Bancorp, Inc	6,633,675
529,800		Cathay General Bancorp	22,034,382
554,500		Centerstate Banks of Florida, Inc	15,387,375
606,600	*	Customers Bancorp, Inc	15,450,102
251,250	*	Eagle Bancorp, Inc	13,580,062
544,400	*	Essent Group Ltd	20,904,960
289,100	*	FCB Financial Holdings, Inc	14,744,100
134,300		Federal Agricultural Mortgage Corp (Class C)	12,663,147
1,777,800	*	First Bancorp (Puerto Rico)	14,613,516
699,800		First Commonwealth Financial Corp	11,805,626
330,000		First Interstate Bancsystem, Inc	14,239,500
318,700		First Merchants Corp	15,042,640
412,400	*	Flagstar Bancorp, Inc	14,042,220
527,700		Hancock Holding Co	26,516,925
281,200		IBERIABANK Corp	23,367,720
166,248		LegacyTexas Financial Group, Inc	7,286,650
870,100	*	MGIC Investment Corp	10,858,848
596,191		Oritani Financial Corp	9,539,056
696,922		Provident Financial Services, Inc	17,799,388
427,400		Radian Group, Inc	8,184,710
607,900		Simmons First National Corp (Class A)	18,115,420
920,700		Sterling Bancorp/DE	20,439,540
779,212		United Community Banks, Inc	23,399,737
450,000		Walker & Dunlop, Inc	26,667,000
497,590		Washington Federal, Inc	16,694,144
		TOTAL BANKS	421,302,973

CAPITAL GOODS - 10.0%
113,696	*	Aerojet Rocketdyne Holdings, Inc	3,831,555
284,800		Applied Industrial Technologies, Inc	21,260,320
638,443	*	Atkore International Group, Inc	15,105,561
472,500		Comfort Systems USA, Inc	26,247,375
185,000		Crane Co	16,755,450
172,000		Curtiss-Wright Corp	22,881,160
392,166		EMCOR Group, Inc	30,177,174
189,055		EnerSys	15,515,744
414,500	*	Generac Holdings, Inc	22,279,375
530,057	*	GMS, Inc	13,908,696
48

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

461,500		Hillenbrand, Inc	$23,167,300
250,400		ITT, Inc	14,190,168
124,550		Kadant, Inc	12,031,530
69,700	*	Mastec, Inc	3,244,535
722,800	*	Meritor, Inc	14,889,680
199,940		Moog, Inc (Class A)	14,997,500
343,725	*	Patrick Industries, Inc	21,053,156
712,700	*	Rexnord Corp	21,552,048
80,000	*	Teledyne Technologies, Inc	17,553,600
408,892	*	Trex Co, Inc	31,787,264
531,900	*	Univar, Inc	14,621,931
		TOTAL CAPITAL GOODS	377,051,122

COMMERCIAL & PROFESSIONAL SERVICES - 3.8%
885,600		ACCO Brands Corp	11,335,680
257,100		Brink’s Co	20,529,435
349,934		Exponent, Inc	17,111,773
303,246		Insperity, Inc	28,838,695
156,900		MSA Safety, Inc	15,828,072
254,277	*	On Assignment, Inc	22,961,213
30,000	*	TriNet Group, Inc	1,615,500
343,456		Viad Corp	19,714,374
67,975	*	WageWorks, Inc	3,589,080
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	141,523,822

CONSUMER DURABLES & APPAREL - 3.7%
841,080		Callaway Golf Co	16,182,379
54,800	*	Cavco Industries, Inc	11,642,260
171,940		Columbia Sportswear Co	14,955,341
146,500	*	Deckers Outdoor Corp	16,529,595
131,100	*	Helen of Troy Ltd	15,017,505
527,700		KB Home	12,532,875
134,350	*	Malibu Boats Inc	5,050,216
339,690	*,e	Roku, Inc	15,428,720
279,300		Steven Madden Ltd	15,096,165
82,700	*	Taylor Morrison Home Corp	1,615,131
233,278	*	TopBuild Corp	17,327,890
		TOTAL CONSUMER DURABLES & APPAREL	141,378,077

CONSUMER SERVICES - 3.3%
158,700	*	Bright Horizons Family Solutions	16,979,313
717,300	*	Denny’s Corp	10,436,715
172,341	*	Grand Canyon Education, Inc	20,082,897
449,300	*	Hilton Grand Vacations, Inc	15,541,287
490,700		Planet Fitness, Inc	23,318,064
449,800		Red Rock Resorts, Inc	15,895,932
361,400		Texas Roadhouse, Inc (Class A)	22,710,376
		TOTAL CONSUMER SERVICES	124,964,584

DIVERSIFIED FINANCIALS - 4.2%
451,063		Artisan Partners Asset Management, Inc	15,539,120
854,100		BGC Partners, Inc (Class A)	9,173,034
49

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

203,638		Evercore Partners, Inc (Class A)	$23,011,094
255,900	*	Green Dot Corp	20,297,988
281,200		Houlihan Lokey, Inc	13,823,792
170,000	e	iShares Russell 2000 Index Fund	28,197,900
831,800		New Residential Investment Corp	14,880,902
1,425,604	*	SLM Corp	16,095,069
330,426		Stifel Financial Corp	18,216,386
		TOTAL DIVERSIFIED FINANCIALS	159,235,285

ENERGY - 5.8%
158,200		Arch Coal, Inc	13,382,138
621,300	*	C&J Energy Services, Inc	14,451,438
375,591	*	Cactus, Inc	12,289,337
346,112		Delek US Holdings, Inc	18,454,692
307,348	*	Exterran Corp	8,519,687
623,100		Green Plains Renewable Energy, Inc	10,343,460
950,100	*	Helix Energy Solutions Group, Inc	9,510,501
952,100	*	Keane Group, Inc	13,434,131
917,733	*	McDermott International, Inc	16,528,371
1,276,900	*	Newpark Resources, Inc	14,109,745
1,248,000	*	Oasis Petroleum, Inc	15,250,560
544,639	*	Par Pacific Holdings, Inc	9,536,629
391,300	*	PDC Energy, Inc	24,644,074
467,600		Peabody Energy Corp	19,868,324
490,000	*,e	Renewable Energy Group, Inc	8,354,500
557,511	*	SandRidge Energy, Inc	9,098,580
		TOTAL ENERGY	217,776,167

FOOD, BEVERAGE & TOBACCO - 1.5%
36,900	*	Boston Beer Co, Inc (Class A)	10,145,655
711,220		Dean Foods Co	6,984,180
139,616		Lancaster Colony Corp	20,248,508
54,600		National Beverage Corp	5,760,846
678,079	e	Vector Group Ltd	12,510,558
		TOTAL FOOD, BEVERAGE & TOBACCO	55,649,747

HEALTH CARE EQUIPMENT & SERVICES - 5.8%
564,800	*	Allscripts Healthcare Solutions, Inc	6,913,152
174,500		Conmed Corp	12,913,000
298,500	*	Globus Medical, Inc	15,366,780
252,220		Hill-Rom Holdings, Inc	23,759,124
685,900	*	HMS Holdings Corp	16,413,587
45,010	*	ICU Medical, Inc	12,908,868
75,190	*	Inogen Inc	14,981,607
279,900	*	Integer Holding Corp	19,998,855
708,500	*	Lantheus Holdings, Inc	10,237,825
141,558	*	LHC Group, Inc	12,185,313
97,400	*	LivaNova plc	10,726,662
160,500	*	Magellan Health Services, Inc	11,676,375
158,960	*	Masimo Corp	15,803,803
64,900	*	NuVasive, Inc	3,767,445
50

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

865,776	*	OraSure Technologies, Inc	$14,536,379
256,500	*	Orthofix International NV	15,515,685
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	217,704,460

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
130,900		Medifast, Inc	22,472,912
132,400		Nu Skin Enterprises, Inc (Class A)	9,645,340
168,560	*	USANA Health Sciences, Inc	22,292,060
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	54,410,312

INSURANCE - 1.5%
398,315		American Equity Investment Life Holding Co	14,231,795
140,900		Amerisafe, Inc	8,848,520
290,100		Axis Capital Holdings Ltd	16,408,056
473,800	*	Third Point Reinsurance Ltd	5,969,880
280,076		Universal Insurance Holdings, Inc	12,435,374
		TOTAL INSURANCE	57,893,625

MATERIALS - 4.1%
346,900		Boise Cascade Co	15,003,425
673,900	*,m	Ferroglobe plc	0
236,000	*	Ingevity Corp	23,522,120
217,000		Innospec, Inc	17,566,150
291,407	*	Koppers Holdings, Inc	10,942,333
179,000		Materion Corp	11,223,300
173,400		Reliance Steel & Aluminum Co	15,640,680
590,115		Schnitzer Steel Industries, Inc (Class A)	19,444,289
143,000		Stepan Co	12,523,940
200,000		Tronox Ltd	3,690,000
146,400	*,e	US Concrete, Inc	7,393,200
381,100	*	Worthington Industries, Inc	17,843,102
		TOTAL MATERIALS	154,792,539

MEDIA - 0.9%
60,000	*	Madison Square Garden Co	18,730,800
179,700		World Wrestling Entertainment, Inc (Class A)	14,216,067
		TOTAL MEDIA	32,946,867

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.3%
1,450,427	*	Achillion Pharmaceuticals, Inc	3,742,102
62,200	*	Acorda Therapeutics, Inc	1,551,890
107,400	*	Akorn, Inc	1,989,048
297,500	*	AMAG Pharmaceuticals, Inc	6,559,875
331,800	*,e	Amicus Therapeutics, Inc	4,827,690
586,400	*	Amneal Pharmaceuticals, Inc	11,241,288
489,800	*	Amphastar Pharmaceuticals, Inc	8,547,010
270,222	*	Ardelyx, Inc	1,094,399
241,812	*	Arena Pharmaceuticals, Inc	9,331,525
962,339	*	Array Biopharma, Inc	14,810,397
98,000	*	Blueprint Medicines Corp	5,834,920
284,227	*	Calithera Biosciences, Inc	1,264,810
493,300	*	Catalent, Inc	20,570,610
51

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

41,100	*	Clovis Oncology, Inc	$1,814,154
311,651	*	Concert Pharmaceuticals Inc	4,983,300
98,220	*,e	Corcept Therapeutics, Inc	1,289,629
96,900	*	CytomX Therapeutics, Inc	2,552,346
180,500	*	Editas Medicine, Inc	5,368,070
61,100	*	Enanta Pharmaceuticals, Inc	5,958,472
991,600	*	Endo International plc	12,335,504
146,926	*	FibroGen, Inc	9,271,031
274,360	*	Five Prime Therapeutics, Inc	4,087,964
221,200	*	Global Blood Therapeutics, Inc	9,246,160
104,800	*	Heron Therapeutics, Inc	3,924,760
855,600	*	Horizon Pharma plc	15,084,228
1,017,500	*	Immunogen, Inc	9,462,750
116,700	*	Insmed, Inc	2,902,329
286,787	*	Intersect ENT, Inc	9,277,559
299,100	*	Iovance Biotherapeutics, Inc	4,247,220
236,100	*	Karyopharm Therapeutics, Inc	4,197,858
211,800		Luminex Corp	7,171,548
118,200	*	Medicines Co	4,696,086
334,750	*	Momenta Pharmaceuticals, Inc	9,908,600
60,000	*	MyoKardia, Inc	3,444,000
295,550		Phibro Animal Health Corp	14,156,845
172,900	*	Portola Pharmaceuticals, Inc	6,189,820
149,467	*	PRA Health Sciences, Inc	15,714,960
317,400	*	PTC Therapeutics, Inc	12,083,418
110,300	*	Puma Biotechnology, Inc	5,310,945
154,600	*	REGENXBIO, Inc	10,868,380
283,530	*	Retrophin, Inc	7,836,769
633,200	*	Sangamo Biosciences, Inc	8,643,180
497,230	*	Spectrum Pharmaceuticals, Inc	10,586,027
288,463	*	Syneos Health, Inc	14,214,014
153,424	*	Ultragenyx Pharmaceutical, Inc	12,137,373
512,100	*	Vanda Pharmaceuticals, Inc	10,677,285
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	351,008,148

REAL ESTATE - 6.5%
346,470		American Assets Trust, Inc	13,314,842
126,011		Americold Realty Trust	2,710,496
743,580		CareTrust REIT, Inc	12,573,938
288,233		Chatham Lodging Trust	6,208,539
2,105,890		Cousins Properties, Inc	19,626,895
776,300		DiamondRock Hospitality Co	9,253,496
224,800		EastGroup Properties, Inc	21,427,936
719,550		First Industrial Realty Trust, Inc	23,421,352
841,000		Geo Group, Inc	21,765,080
455,900		Pebblebrook Hotel Trust	17,574,945
421,200		Potlatch Corp	19,691,100
624,255		Preferred Apartment Communities, Inc	10,562,394
160,328		PS Business Parks, Inc	20,485,109
233,600		Ryman Hospitality Properties	19,858,336
137,499		Saul Centers, Inc	7,325,947
812,243		Xenia Hotels & Resorts, Inc	19,810,607
		TOTAL REAL ESTATE	245,611,012
52

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

RETAILING - 3.3%
240,000		Aaron’s, Inc	$10,394,400
335,800		American Eagle Outfitters, Inc	8,455,444
303,850	*	At Home Group, Inc	11,020,639
309,300	*	Boot Barn Holdings, Inc	7,234,527
286,600		Caleres, Inc	9,598,234
88,090		Children’s Place Retail Stores, Inc	10,826,261
231,400	*	Five Below, Inc	22,482,824
685,300	*	Groupon, Inc	3,207,204
346,100	*,e	Lumber Liquidators, Inc	6,693,574
362,900		Nutri/System, Inc	14,516,000
20,000	*,e	RH	2,717,200
196,900	*	Urban Outfitters, Inc	8,742,360
349,900	*	Zumiez, Inc	7,925,235
		TOTAL RETAILING	123,813,902

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
241,651	*	Advanced Energy Industries, Inc	14,798,707
158,089		Cabot Microelectronics Corp	19,041,820
341,368	*	Ceva, Inc	10,275,177
297,750	*	Diodes, Inc	11,064,390
297,210		Entegris, Inc	10,446,932
753,300	*	Rambus, Inc	9,310,788
449,400	*	Semtech Corp	21,324,030
184,300	*	Silicon Laboratories, Inc	17,554,575
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	113,816,419

SOFTWARE & SERVICES - 8.4%
87,720	*	CACI International, Inc (Class A)	15,368,544
216,870	*,e	Cargurus, Inc	9,401,314
266,300	*	Cornerstone OnDemand, Inc	13,155,220
207,800	*	Coupa Software, Inc	12,740,218
330,800		CSG Systems International, Inc	13,453,636
148,914	*	EPAM Systems, Inc	19,390,092
362,600	*	Etsy, Inc	14,815,836
623,384		EVERTEC, Inc	14,524,847
434,700	*	Five9, Inc	13,866,930
281,880	*	ForeScout Technologies, Inc	9,572,645
111,700	*	HubSpot, Inc	13,861,970
311,100	*	Imperva, Inc	14,388,375
219,486		Mantech International Corp (Class A)	13,136,237
72,100	*	New Relic, Inc	7,044,170
244,845	*	Paylocity Holding Corp	14,201,010
299,211	*	Perficient, Inc	7,875,234
114,500	*	Proofpoint, Inc	13,058,725
220,900	*	Qualys, Inc	19,240,390
430,600	*	Quotient Technology, Inc	6,351,350
100,800	*	SPS Commerce, Inc	8,647,632
464,200		TiVo Corp	5,640,030
169,490	*	Trade Desk, Inc	14,291,397
53

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

429,400	*	Verint Systems, Inc	$19,280,060
233,200	*	Virtusa Corp	12,319,956
336,725	*	XO Group, Inc	9,488,910
		TOTAL SOFTWARE & SERVICES	315,114,728

TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%
377,600		AVX Corp	7,846,528
96,771	*	Ciena Corp	2,457,984
30,700	*	Coherent, Inc	4,852,442
418,800	*	Control4 Corp	10,650,084
752,900	*	Electro Scientific Industries, Inc	13,574,787
1,569,200	*	Extreme Networks, Inc	13,338,200
302,400	*	Insight Enterprises, Inc	15,201,648
287,300		Jabil Circuit, Inc	8,093,241
258,480	*	Kemet Corp	6,717,895
205,200	*	OSI Systems, Inc	16,366,752
470,000	*	Sanmina Corp	13,677,000
170,200		SYNNEX Corp	16,419,194
191,600	*	Tech Data Corp	15,981,356
331,500	*	TTM Technologies, Inc	5,754,840
1,446,500	*	Viavi Solutions, Inc	14,638,580
740,600		Vishay Intertechnology, Inc	18,515,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	184,085,531

TELECOMMUNICATION SERVICES - 1.1%
494,690		Telephone & Data Systems, Inc	12,490,922
2,219,690	*	Vonage Holdings Corp	28,434,229
		TOTAL TELECOMMUNICATION SERVICES	40,925,151

TRANSPORTATION - 2.0%
381,800	*	Air Transport Services Group, Inc	8,601,954
98,000		Copa Holdings S.A. (Class A)	9,539,320
622,500	*	Echo Global Logistics, Inc	21,445,125
295,508		Skywest, Inc	17,700,929
469,500		Werner Enterprises, Inc	17,488,875
		TOTAL TRANSPORTATION	74,776,203

UTILITIES - 3.5%
20,000	e	iShares Micro-Cap ETF	2,107,300
478,800		New Jersey Resources Corp	22,144,500
340,578		NorthWestern Corp	20,206,493
566,291		NRG Yield, Inc (Class A)	10,465,058
254,700		Otter Tail Corp	12,327,480
770,500	e	Pattern Energy Group, Inc	14,308,185
334,382		PNM Resources, Inc	13,157,932
542,520	e	South Jersey Industries, Inc	18,407,703
257,190		Southwest Gas Corp	20,112,258
		TOTAL UTILITIES	133,236,909

		TOTAL COMMON STOCKS	3,757,868,663
		(Cost $3,160,943,510)
54

TIAA-CREF FUNDS - Small-Cap Equity Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

SHORT-TERM INVESTMENTS - 2.3%

GOVERNMENT AGENCY DEBT - 0.1%
$4,050,000		Federal Home Loan Bank (FHLB)	1.770%	08/01/18	$4,050,000
		TOTAL GOVERNMENT AGENCY DEBT			4,050,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.2%
83,633,383	c	State Street Navigator Securities Lending Government Money Market Portfolio			83,633,383
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			83,633,383

		TOTAL SHORT-TERM INVESTMENTS			87,683,383
		(Cost $87,683,383)
		TOTAL INVESTMENTS - 102.0%			3,845,552,046
		(Cost $3,248,626,893)
		OTHER ASSETS & LIABILITIES, NET - (2.0)%			(75,801,502)
		NET ASSETS - 100.0%			$3,769,750,544

Abbreviation(s):
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $81,440,052.
m	Indicates a security that has been deemed illiquid.
55

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

TIAA-CREF FUNDS

SMALL/MID-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.3%
19,967		Lear Corp	$3,596,655
36,400	*	Stoneridge, Inc	1,237,600
17,017		Thor Industries, Inc	1,614,063
23,518	*	Visteon Corp	2,753,487
		TOTAL AUTOMOBILES & COMPONENTS	9,201,805

BANKS - 8.2%
117,800		Associated Banc-Corp	3,180,600
85,037		Bank of NT Butterfield & Son Ltd	4,205,930
71,227		BankUnited	2,767,881
65,844		Beneficial Bancorp, Inc	1,069,965
53,712		Cathay General Bancorp	2,233,882
67,345		Central Pacific Financial Corp	1,856,028
7,390		Charter Financial Corp	166,940
25,515		ConnectOne Bancorp, Inc	632,772
64,261	*	Essent Group Ltd	2,467,622
34,000	*	FCB Financial Holdings, Inc	1,734,000
520,698	*	First Bancorp (Puerto Rico)	4,280,137
4,416		First Financial Corp	226,982
63,074		First Hawaiian, Inc	1,782,471
52,443		Hancock Holding Co	2,635,261
55,589		Heritage Commerce Corp	846,621
16,542	*	HomeTrust Bancshares, Inc	481,372
41,758		LegacyTexas Financial Group, Inc	1,830,253
82,907		National Bank Holdings Corp	3,281,459
121,833		OFG Bancorp	2,028,520
53,508		PacWest Bancorp	2,687,172
16,543		Peoples Bancorp, Inc	599,188
20,600		Popular, Inc	1,022,378
11,749		Preferred Bank	731,258
12,727	*	SVB Financial Group	3,918,389
38,589		Synovus Financial Corp	1,907,068
98,337		TFS Financial Corp	1,496,689
72,537	*	The Bancorp, Inc	704,334
25,103		Trico Bancshares	974,499
30,462	*	Triumph Bancorp, Inc	1,168,218
30,240		United Financial Bancorp, Inc (New)	529,502
49,909	*	Western Alliance Bancorp	2,830,839
43,589		Zions Bancorporation	2,253,551
		TOTAL BANKS	58,531,781

CAPITAL GOODS - 10.6%
14,000		Acuity Brands, Inc	1,946,420
49,400		Advanced Drainage Systems, Inc	1,380,730
56

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

103,995	*	Atkore International Group, Inc	$2,460,522
11,600		AZZ, Inc	628,720
101,656	*	Builders FirstSource, Inc	1,822,692
44,548		Comfort Systems USA, Inc	2,474,641
55,228		EMCOR Group, Inc	4,249,794
36,520	*	Foundation Building Materials, Inc	529,175
72,720		Global Brass & Copper Holdings, Inc	2,396,124
63,886	*	GMS, Inc	1,676,369
97,198		Graco, Inc	4,484,716
136,237	*	Harsco Corp	3,453,608
81,263	*	HD Supply Holdings, Inc	3,573,947
81,392		HEICO Corp (Class A)	5,270,132
13,023		Huntington Ingalls	3,035,010
5,497		Hyster-Yale Materials Handling, Inc	361,483
73,502		ITT, Inc	4,165,358
9,035		Kadant, Inc	872,781
19,675	*	Lydall, Inc	912,920
93,068	*	Milacron Holdings Corp	1,940,468
178,802	*	MRC Global, Inc	4,049,865
58,552	*	MYR Group, Inc	2,159,983
84,400	*	NCI Building Systems, Inc	1,346,180
38,213		Oshkosh Truck Corp	2,875,528
25,600		Primoris Services Corp	691,456
84,700	*	Quanta Services, Inc	2,885,729
37,364	*	SPX Corp	1,386,204
42,228	*	SPX FLOW, Inc	2,006,675
34,400		Terex Corp	1,517,728
48,429	*	Thermon Group Holdings	1,214,115
78,433	*	Univar, Inc	2,156,123
98,852		Universal Forest Products, Inc	3,641,708
37,884	*	Vectrus, Inc	1,189,936
14,823		Watts Water Technologies, Inc (Class A)	1,268,108
		TOTAL CAPITAL GOODS	76,024,948

COMMERCIAL & PROFESSIONAL SERVICES - 3.4%
37,976		Brady Corp (Class A)	1,452,582
18,100		Dun & Bradstreet Corp	2,278,609
47,554		Insperity, Inc	4,522,385
84,606		Kforce, Inc	3,198,107
31,895		Kimball International, Inc (Class B)	515,104
34,035		Korn/Ferry International	2,245,629
23,967		Manpower, Inc	2,235,163
36,688		Quad Graphics, Inc	754,305
36,310		Robert Half International, Inc	2,750,846
39,627	*	SP Plus Corp	1,545,453
31,923		Systemax, Inc	1,427,597
19,951	*	TriNet Group, Inc	1,074,361
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	24,000,141

CONSUMER DURABLES & APPAREL - 2.9%
7,850	*	Cavco Industries, Inc	1,667,733
95,680	*	Fossil Group, Inc	2,506,816
57

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

37,100	*	G-III Apparel Group Ltd	$1,695,470
23,204		Hooker Furniture Corp	1,045,340
17,337	*	Lululemon Athletica, Inc	2,079,573
68,816	*	MCBC Holdings, Inc	1,717,647
50,059	*	Meritage Homes Corp	2,160,046
19,400		Movado Group, Inc	966,120
1,147	*	NVR, Inc	3,165,066
88,501	*	Taylor Morrison Home Corp	1,728,425
79,600	*,e	Turtle Beach Corp	2,164,324
		TOTAL CONSUMER DURABLES & APPAREL	20,896,560

CONSUMER SERVICES - 3.3%
94,218		ARAMARK Holdings Corp	3,788,506
87,681		Bloomin’ Brands, Inc	1,695,751
93,963	*	Career Education Corp	1,728,919
14,818		Domino’s Pizza, Inc	3,892,096
136,823		Extended Stay America, Inc	2,912,962
42,916	*	Hilton Grand Vacations, Inc	1,484,464
39,326		Hyatt Hotels Corp	3,076,473
45,231	*	Regis Corp	789,733
78,895	*	ServiceMaster Global Holdings, Inc	4,496,226
		TOTAL CONSUMER SERVICES	23,865,130

DIVERSIFIED FINANCIALS - 3.9%
148,506		BGC Partners, Inc (Class A)	1,594,954
83,687	*	Cannae Holdings, Inc	1,527,288
12,443	*	E*TRADE Financial Corp	744,216
17,118		FirstCash, Inc	1,389,982
44,357	*	Green Dot Corp	3,518,397
32,475	*	INTL FCStone, Inc	1,740,335
124,200		Ladder Capital Corp	1,985,958
152,034		Ladenburg Thalmann Financial Services, Inc	515,395
47,888		Lazard Ltd (Class A)	2,600,318
68,692		LPL Financial Holdings, Inc	4,553,593
24,768		Moelis & Co	1,575,245
15,633		Morningstar, Inc	2,063,556
156,970		OM Asset Management plc	2,236,823
64,585	*	OneMain Holdings, Inc	2,147,451
		TOTAL DIVERSIFIED FINANCIALS	28,193,511

ENERGY - 5.1%
198,540	*,e	Approach Resources, Inc	456,642
43,726	*	Basic Energy Services, Inc	493,229
53,658	*	Bonanza Creek Energy, Inc	1,996,078
482,403	*	Clean Energy Fuels Corp	1,374,848
19,003		Delek US Holdings, Inc	1,013,240
200,990	*	Denbury Resources, Inc	906,465
52,530	*	Energen Corp	3,896,676
41,940	*	Exterran Corp	1,162,577
82,449	*	FTS International, Inc	989,388
31,500		Helmerich & Payne, Inc	1,932,525
58

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

247,344	*	HighPoint Resources Corp	$1,617,630
129,789	*	Keane Group, Inc	1,831,323
74,582		Murphy Oil Corp	2,480,597
72,637	*	Parsley Energy, Inc	2,282,981
35,742		Peabody Energy Corp	1,518,677
62,400	*	Pioneer Energy Services Corp	205,920
137,505	*	Renewable Energy Group, Inc	2,344,460
195,915	*	Superior Energy Services	1,927,804
178,153	*	W&T Offshore, Inc	1,236,382
98,340	*	Whiting Petroleum Corp	4,882,581
67,352		World Fuel Services Corp	1,874,406
		TOTAL ENERGY	36,424,429

FOOD & STAPLES RETAILING - 1.3%
61,747	*	Performance Food Group Co	2,213,630
133,552	*,e	Rite Aid Corp	268,439
89,906		Spartan Stores, Inc	2,154,148
131,374	*	US Foods Holding Corp	4,441,755
		TOTAL FOOD & STAPLES RETAILING	9,077,972

FOOD, BEVERAGE & TOBACCO - 1.6%
20,772	*	Cal-Maine Foods, Inc	934,740
85,340		Lamb Weston Holdings, Inc	5,996,842
63,093		Pinnacle Foods, Inc	4,190,637
24,900	*	Primo Water Corp	436,995
		TOTAL FOOD, BEVERAGE & TOBACCO	11,559,214

HEALTH CARE EQUIPMENT & SERVICES - 6.1%
22,961	*	athenahealth, Inc	3,460,452
57,153	*	Diplomat Pharmacy, Inc	1,187,639
62,115		Encompass Health Corp	4,697,757
40,636	*	Envision Healthcare Corp	1,798,550
18,584	*	Globus Medical, Inc	956,704
56,350		Hill-Rom Holdings, Inc	5,308,170
10,600	*	ICU Medical, Inc	3,040,080
26,158	*	Integer Holding Corp	1,868,989
11,215	*	iRhythm Technologies, Inc	847,293
16,882	*	Magellan Health Services, Inc	1,228,166
32,941	*	Orthofix International NV	1,992,601
29,449	*	Oxford Immunotec Global plc	386,077
43,522	*	Providence Service Corp	3,050,022
29,447	*	R1 RCM, Inc	236,165
27,505		STERIS Plc	3,148,497
62,352	*	Veeva Systems, Inc	4,715,682
20,805	*	WellCare Health Plans, Inc	5,563,673
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	43,486,517

HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
50,026		Energizer Holdings, Inc	3,185,656
20,951		Medifast, Inc	3,596,867
15,212	*	USANA Health Sciences, Inc	2,011,787
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	8,794,310
59

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

INSURANCE - 2.4%
43,317		American Equity Investment Life Holding Co	$1,547,716
57,505		Aspen Insurance Holdings Ltd	2,326,077
16,480		Assurant, Inc	1,817,744
47,160		Axis Capital Holdings Ltd	2,667,370
58,115		Brown & Brown, Inc	1,700,445
21,415		Crawford & Co (Class B)	182,456
8,198		Erie Indemnity Co (Class A)	1,018,519
39,253		ProAssurance Corp	1,621,149
12,142		Reinsurance Group of America, Inc (Class A)	1,718,093
2,452		White Mountains Insurance Group Ltd	2,238,750
		TOTAL INSURANCE	16,838,319

MATERIALS - 5.4%
52,696	*	Alcoa Corp	2,280,156
35,127		American Vanguard Corp	762,256
39,444		Avery Dennison Corp	4,523,438
71,445	*	Berry Plastics Group, Inc	3,490,088
36,565		Boise Cascade Co	1,581,436
43,800		Cabot Corp	2,895,180
43,473		Carpenter Technology Corp	2,381,016
39,900		Domtar Corp	1,923,978
42,193	*	Ingevity Corp	4,205,376
81,785		Louisiana-Pacific Corp	2,201,652
39,020	*	Omnova Solutions, Inc	364,837
26,440		Packaging Corp of America	2,985,076
31,477		Reliance Steel & Aluminum Co	2,839,226
31,800		Royal Gold, Inc	2,690,598
48,702		Tronox Ltd	898,552
30,803		WR Grace and Co	2,275,110
		TOTAL MATERIALS	38,297,975

MEDIA - 1.3%
74,500		AMC Entertainment Holdings, Inc	1,214,350
57,654	*	AMC Networks, Inc	3,475,959
8,771	*	Madison Square Garden Co	2,738,131
52,668		Tribune Co	1,782,812
		TOTAL MEDIA	9,211,252

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
57,000	*	Acadia Pharmaceuticals, Inc	860,130
67,931	*	Akebia Therapeutics, Inc	699,689
8,653	*	Alnylam Pharmaceuticals, Inc	822,035
70,474	*	AMAG Pharmaceuticals, Inc	1,553,952
24,038	*,e	Amicus Therapeutics, Inc	349,753
74,700	*	Amneal Pharmaceuticals, Inc	1,431,999
24,660	*	ANI Pharmaceuticals, Inc	1,650,987
28,802	*	Arena Pharmaceuticals, Inc	1,111,469
71,622	*	Array Biopharma, Inc	1,102,263
19,424	*	Bio-Rad Laboratories, Inc (Class A)	5,956,369
60

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

16,140		Bio-Techne Corp	$2,592,730
2,454	*	Bluebird Bio, Inc	380,125
124,514		Bruker BioSciences Corp	4,034,254
30,045	*	Catalent, Inc	1,252,876
33,843	*	Charles River Laboratories International, Inc	4,206,685
4,123	*	Clovis Oncology, Inc	181,989
86,194	*	Enzo Biochem, Inc	380,977
16,200	*	Genomic Health, Inc	869,616
55,162	*	Halozyme Therapeutics, Inc	998,432
85,643	*	Immunogen, Inc	796,480
67,703	*	Iovance Biotherapeutics, Inc	961,383
30,900	*	Ironwood Pharmaceuticals, Inc	595,752
62,500	*	Mallinckrodt plc	1,465,625
6,380	*	Neurocrine Biosciences, Inc	641,126
175,200	*,e	Opko Health, Inc	984,624
34,611		Phibro Animal Health Corp	1,657,867
84,703		QIAGEN NV	3,059,472
25,700	*	Retrophin, Inc	710,348
10,612	*	Sage Therapeutics, Inc	1,531,524
53,925	*	Sangamo Biosciences, Inc	736,076
4,300	*	Sarepta Therapeutics, Inc	499,832
26,114	*	Seattle Genetics, Inc	1,838,426
12,700	*	United Therapeutics Corp	1,560,957
108,259	*	Vanda Pharmaceuticals, Inc	2,257,200
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	49,733,022

REAL ESTATE - 9.5%
50,733		American Assets Trust, Inc	1,949,669
65,470		American Campus Communities, Inc	2,700,637
73,134		BraeMar Hotels & Resorts, Inc	835,922
48,308		Camden Property Trust	4,472,838
104,632		CatchMark Timber Trust Inc	1,299,529
152,959		Columbia Property Trust, Inc	3,545,590
36,375		CoreCivic, Inc	932,655
74,875	*	Equity Commonwealth	2,413,970
56,056	e	Farmland Partners, Inc	377,817
43,147		First Industrial Realty Trust, Inc	1,404,435
122,308		Forest City Realty Trust, Inc	3,054,031
80,943		Gaming and Leisure Properties, Inc	2,939,850
51,832		Getty Realty Corp	1,484,987
50,258		Highwoods Properties, Inc	2,468,170
112,184		Kennedy-Wilson Holdings, Inc	2,344,646
99,124		Liberty Property Trust	4,248,455
94,014		Mack-Cali Realty Corp	1,830,453
65,006		MedEquities Realty Trust, Inc	728,067
33,635		NexPoint Residential Trust, Inc	1,007,032
18,322		One Liberty Properties, Inc	493,961
101,481		Outfront Media, Inc	2,156,471
42,589		Potlatch Corp	1,991,036
8,174		PS Business Parks, Inc	1,044,392
62,515		Regency Centers Corp	3,977,829
221,960		Retail Properties of America, Inc	2,785,598
26,080		Rexford Industrial Realty, Inc	799,091
61

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

154,861		RLJ Lodging Trust	$3,498,310
15,086		RMR Group, Inc	1,309,465
45,298		Sun Communities, Inc	4,392,094
53,100		Taubman Centers, Inc	3,294,855
72,900		Xenia Hotels & Resorts, Inc	1,778,031
		TOTAL REAL ESTATE	67,559,886

RETAILING - 4.5%
111,293		American Eagle Outfitters, Inc	2,802,358
79,965	*	Barnes & Noble Education, Inc	449,403
38,237	*	Burlington Stores, Inc	5,842,996
55,710	*,e	Carvana Co	2,395,530
52,565		Citi Trends, Inc	1,493,372
87,833		Core-Mark Holding Co, Inc	2,123,802
12,121		Foot Locker, Inc	591,626
47,500	*	Lands’ End, Inc	1,151,875
133,780	*	Liberty TripAdvisor Holdings, Inc	2,227,437
44,000		Nordstrom, Inc	2,306,040
27,378	*,e	RH	3,719,575
106,542	*	Sleep Number Corp	3,035,381
27,163	*,e	Wayfair, Inc	2,955,878
33,818	*	Zumiez, Inc	765,978
		TOTAL RETAILING	31,861,251

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
25,815	*	Advanced Energy Industries, Inc	1,580,911
297,900	*	Advanced Micro Devices, Inc	5,460,507
57,754		Brooks Automation, Inc	1,766,117
48,442	*	First Solar, Inc	2,535,939
112,147		Marvell Technology Group Ltd	2,389,852
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	13,733,326

SOFTWARE & SERVICES - 8.8%
150,685	*	A10 Networks, Inc	1,018,631
63,283	*	Aspen Technology, Inc	6,061,879
59,135	*	Black Knight, Inc	3,054,323
68,622		Booz Allen Hamilton Holding Co	3,243,762
10,385	*	CACI International, Inc (Class A)	1,819,452
33,300	*	Cadence Design Systems, Inc	1,468,197
76,698	*	Care.com, Inc	1,382,098
80,964	*	Etsy, Inc	3,308,189
137,961	*	Everi Holdings, Inc	1,014,013
129,465	*	FireEye, Inc	2,010,591
141,213	*	Five9, Inc	4,504,695
43,218		Hackett Group, Inc	779,221
93,713	*	Hortonworks, Inc	1,632,480
8,951	*	IAC/InterActiveCorp	1,318,035
39,998	*	Imperva, Inc	1,849,907
268,450	*	Limelight Networks, Inc	1,197,287
78,595	*	Model N, Inc	1,465,797
40,799		Pegasystems, Inc	2,268,424
62

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

17,900		Progress Software Corp	$658,541
35,425	*	RingCentral, Inc	2,612,594
135,500		Sabre Corp	3,336,010
13,045	*	Splunk, Inc	1,253,624
25,416	*	SPS Commerce, Inc	2,180,439
95,548		Syntel, Inc	3,878,293
20,100	*	Trade Desk, Inc	1,694,832
62,806	*	Twilio, Inc	3,635,839
53,263	*	Workiva, Inc	1,344,891
50,546	*	Zendesk, Inc	2,753,241
		TOTAL SOFTWARE & SERVICES	62,745,285

TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%
164,016	*	Aerohive Networks, Inc	656,064
43,518	*	Arrow Electronics, Inc	3,300,405
77,540		Avnet, Inc	3,400,129
67,809		CDW Corp	5,702,059
41,100	*	Cray, Inc	1,025,445
141,729	*	Harmonic, Inc	651,953
90,301	*	Immersion Corp	1,267,826
53,190	*	Insight Enterprises, Inc	2,673,861
34,633		InterDigital, Inc	2,855,491
104,569		Jabil Circuit, Inc	2,945,709
146,616	*	Pure Storage, Inc	3,175,703
33,600	*	Sanmina Corp	977,760
25,832		SYNNEX Corp	2,492,013
73,300	*	Trimble Navigation Ltd	2,587,490
10,000	*	Zebra Technologies Corp (Class A)	1,379,300
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	35,091,208

TELECOMMUNICATION SERVICES - 0.5%
100,111	*	Zayo Group Holdings, Inc	3,713,117
		TOTAL TELECOMMUNICATION SERVICES	3,713,117

TRANSPORTATION - 2.4%
22,293		Copa Holdings S.A. (Class A)	2,170,001
50,466	*	Echo Global Logistics, Inc	1,738,554
28,177		Forward Air Corp	1,800,510
84,272	*	Hub Group, Inc (Class A)	3,910,221
28,700		Landstar System, Inc	3,190,005
71,366		Marten Transport Ltd	1,559,347
89,542	*	Radiant Logistics, Inc	357,272
38,978		Skywest, Inc	2,334,782
		TOTAL TRANSPORTATION	17,060,692

UTILITIES - 2.3%
81,752		NRG Yield, Inc (Class A)	1,510,777
28,500		ONE Gas, Inc	2,195,640
14,314		Pinnacle West Capital Corp	1,151,275
53,707		Portland General Electric Co	2,436,150
74,288		UGI Corp	3,947,664
6,000	e	Vanguard Small-Cap ETF	951,000
63

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES	COMPANY	VALUE

205,430	Vistra Energy Corp	$4,642,718
	TOTAL UTILITIES	16,835,224

	TOTAL COMMON STOCKS	712,736,875
	(Cost $588,025,270)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE

SHORT-TERM INVESTMENTS - 1.8%

GOVERNMENT AGENCY DEBT - 0.2%
$1,320,000		Federal Home Loan Bank (FHLB)	1.770%	08/01/18	1,320,000
		TOTAL GOVERNMENT AGENCY DEBT			1,320,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.6%
11,527,617	c	State Street Navigator Securities Lending Government Money Market Portfolio			11,527,617
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			11,527,617

		TOTAL SHORT-TERM INVESTMENTS			12,847,617
		(Cost $12,847,617)
		TOTAL INVESTMENTS - 101.6%			725,584,492
		(Cost $600,872,887)
		OTHER ASSETS & LIABILITIES, NET - (1.6)%			(11,443,657)
		NET ASSETS - 100.0%			$714,140,835

Abbreviation(s):
ETF Exchange Traded Fund

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $11,442,441.
64

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.9%

AUTOMOBILES & COMPONENTS - 0.6%
12,746		BorgWarner, Inc	$586,571
55,976		Delphi Automotive plc	5,489,566
66,583		Harley-Davidson, Inc	2,855,745
22,556	*	Modine Manufacturing Co	393,602
39,858	*,e	Tesla, Inc	11,883,264
		TOTAL AUTOMOBILES & COMPONENTS	21,208,748

BANKS - 5.5%
1,694		Ameris Bancorp	78,940
26,689		Associated Banc-Corp	720,603
1,733,484		Bank of America Corp	53,529,986
15,284		Bank OZK	625,116
3,518		Banner Corp	221,528
339,486		BB&T Corp	17,249,284
6,267		Brookline Bancorp, Inc	114,059
5,378		Bryn Mawr Bank Corp	262,715
3,985		Camden National Corp	183,709
402,083		Citizens Financial Group, Inc	15,994,862
440		Columbia Banking System, Inc	18,009
108,335		Comerica, Inc	10,501,995
306		Commerce Bancshares, Inc	20,441
1,572		Community Trust Bancorp, Inc	76,753
3,270		Cullen/Frost Bankers, Inc	361,302
24,167	*	Customers Bancorp, Inc	615,534
20,125	*	FCB Financial Holdings, Inc	1,026,375
10,422		Federal Agricultural Mortgage Corp (Class C)	982,690
244,290		Fifth Third Bancorp	7,228,541
2,352		First Financial Corp	120,893
32,973		First Republic Bank	3,259,711
1,130		FNB Corp	14,498
540		Glacier Bancorp, Inc	23,058
1,279		Hancock Holding Co	64,270
275		Hanmi Financial Corp	6,889
8,920		Heartland Financial USA, Inc	524,050
3,902		Heritage Financial Corp	136,765
14,400	*	HomeStreet, Inc	426,240
13,122	*	HomeTrust Bancshares, Inc	381,850
5,708		Investors Bancorp, Inc	71,464
654,066		Keycorp	13,650,357
3,075		Live Oak Bancshares, Inc	87,484
90,129		M&T Bank Corp	15,623,862
17,553	*	MGIC Investment Corp	219,061
310		NBT Bancorp, Inc	12,474
69,768		New York Community Bancorp, Inc	751,401
65

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

22,664		Northfield Bancorp, Inc	$377,582
45,811		OFG Bancorp	762,753
7,838		Old National Bancorp	152,449
13,091		Opus Bank	370,475
8,836		PacWest Bancorp	443,744
982		People’s United Financial, Inc	17,902
33,865		Pinnacle Financial Partners, Inc	2,116,563
179,536		PNC Financial Services Group, Inc	26,002,199
682,855		Regions Financial Corp	12,707,932
3,755	*	Signature Bank	411,961
1,416		State Bank & Trust Co	44,533
12,826		Stock Yards Bancorp, Inc	489,312
16,030	*	SVB Financial Group	4,935,316
1,879	*	Texas Capital Bancshares, Inc	170,613
17,614	*	The Bancorp, Inc	171,032
502		Trico Bancshares	19,488
13,511	*	Tristate Capital Holdings, Inc	397,223
350		Trustmark Corp	12,317
2,167		UMB Financial Corp	155,786
650		Umpqua Holdings Corp	13,845
6,031		Union Bankshares Corp	244,316
3,046		United Bankshares, Inc	112,550
1,133		Univest Corp of Pennsylvania	30,931
3,230		Webster Financial Corp	208,432
1,553	e	Westamerica Bancorporation	93,211
13,557	*	Western Alliance Bancorp	768,953
230		Wintrust Financial Corp	20,178
684		WSFS Financial Corp	38,783
55,123		Zions Bancorporation	2,849,859
		TOTAL BANKS	199,327,007

CAPITAL GOODS - 7.3%
155,984		3M Co	33,118,523
11,556		A.O. Smith Corp	687,929
954		Acuity Brands, Inc	132,635
3,315		Air Lease Corp	145,727
11,569		Argan, Inc	444,250
5,428	*	Axon Enterprise, Inc	368,724
46,198		Barnes Group, Inc	3,134,534
419	*	Beacon Roofing Supply, Inc	17,632
46,759	*	Builders FirstSource, Inc	838,389
170,681		Caterpillar, Inc	24,543,928
1,817		Cubic Corp	123,738
35,835		Cummins, Inc	5,117,596
99,550		Deere & Co	14,413,844
27,134		Dover Corp	2,251,579
8,974	*	DXP Enterprises, Inc	370,985
137,592		Eaton Corp	11,443,527
1,365		EMCOR Group, Inc	105,037
50,744	*	Esterline Technologies Corp	4,328,463
59,517		Fastenal Co	3,388,303
45,006		Fortive Corp	3,694,092
300		GATX Corp	24,702
66

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

22,437		Graco, Inc	$1,035,243
245		Granite Construction, Inc	13,218
1,410		H&E Equipment Services, Inc	51,874
17,572		Hexcel Corp	1,212,644
160,575		Illinois Tool Works, Inc	23,015,215
53,624		Ingersoll-Rand plc	5,282,500
249,032		Johnson Controls International plc	9,341,190
150,138	*,e	KEYW Holding Corp, The	1,331,724
38,241		L3 Technologies, Inc	8,200,400
171,085		Masco Corp	6,899,858
11,329	*	Mercury Systems, Inc	472,759
2,279		MSC Industrial Direct Co (Class A)	192,872
3,829	*	MYR Group, Inc	141,252
22,506	*	Nexeo Solutions, Inc	204,354
84,023		PACCAR, Inc	5,521,992
41,230		Parker-Hannifin Corp	6,969,931
96,651	*,e	Plug Power, Inc	193,302
46,206	*	Quanta Services, Inc	1,574,238
37,955		Rockwell Automation, Inc	7,118,840
137,607		Rockwell Collins, Inc	19,125,997
28,293		Roper Industries, Inc	8,541,657
2,611	*	Rush Enterprises, Inc (Class A)	117,730
33,429	*	Sensata Technologies Holding plc	1,817,535
9,292		Snap-On, Inc	1,575,830
41,695		Spirit Aerosystems Holdings, Inc (Class A)	3,888,059
14,045		Stanley Works	2,099,306
45,543	*	Teledyne Technologies, Inc	9,993,045
10,913	*	Titan Machinery, Inc	165,223
39,929		TransDigm Group, Inc	14,994,937
20,679	*	United Rentals, Inc	3,077,035
13,198	*	Veritiv Corp	505,483
13,236		W.W. Grainger, Inc	4,587,068
1,174		Wabash National Corp	23,245
164,507	*	Wesco Aircraft Holdings, Inc	1,965,859
1,355	*	WESCO International, Inc	82,655
11,083		Woodward Governor Co	922,216
36,530		Xylem, Inc	2,796,737
		TOTAL CAPITAL GOODS	263,747,160

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
540		ABM Industries, Inc	16,848
9,872		ACCO Brands Corp	126,362
4,684	*	Cimpress NV	684,192
155,560	*	Copart, Inc	8,927,588
650		Covanta Holding Corp	11,700
290		Essendant, Inc	4,823
4,232		Exponent, Inc	206,945
4,282		Heidrick & Struggles International, Inc	175,134
8,866	*	Huron Consulting Group, Inc	387,001
231,882	*	IHS Markit Ltd	12,296,702
12,692		Insperity, Inc	1,207,009
1,760		Kelly Services, Inc (Class A)	42,750
5,758		Kimball International, Inc (Class B)	92,992
67

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

590		Knoll, Inc	$13,304
10,228		Manpower, Inc	953,863
21,053	*,†,m	Media General, Inc CVR	0
14,602	*	Mistras Group, Inc	307,226
430		Mobile Mini, Inc	18,339
8,831	*	Navigant Consulting, Inc	192,163
970	*	On Assignment, Inc	87,591
19,611		Resources Connection, Inc	311,815
52,605		Robert Half International, Inc	3,985,355
1,210		Steelcase, Inc (Class A)	16,638
33,675	*,e	Team, Inc	734,115
103,285		TransUnion	7,477,834
2,825	*	TriNet Group, Inc	152,126
2,208		Viad Corp	126,739
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	38,557,154

CONSUMER DURABLES & APPAREL - 1.5%
13,930		Callaway Golf Co	268,013
22,010	*	Century Communities, Inc	671,305
396		Columbia Sportswear Co	34,444
490		Ethan Allen Interiors, Inc	11,025
48,285	*	Fossil Group, Inc	1,265,067
9,306	*	Green Brick Partners, Inc	90,268
53,158		Hanesbrands, Inc	1,183,297
258		Hasbro, Inc	25,699
2,202	*	Helen of Troy Ltd	252,239
12,394	*,e	iRobot Corp	982,225
30,181		Lennar Corp (Class A)	1,577,561
10,411	*,e	LGI Homes, Inc	538,145
12,186	*	Lululemon Athletica, Inc	1,461,711
75,045	e	Mattel, Inc	1,190,964
7,028	*	Meritage Homes Corp	303,258
595	*	Michael Kors Holdings Ltd	39,704
17,259	*	Mohawk Industries, Inc	3,250,905
1,458		Movado Group, Inc	72,609
140,701		Newell Rubbermaid, Inc	3,684,959
377,509		Nike, Inc (Class B)	29,034,217
1,614		PVH Corp	247,781
399	*	Tempur Sealy International, Inc	19,499
65,920	*,e	Under Armour, Inc	1,235,341
80,428	*,e	Under Armour, Inc (Class A)	1,606,147
4,706	*	Unifi, Inc	141,980
54,516		VF Corp	5,019,288
9,044		Whirlpool Corp	1,185,669
		TOTAL CONSUMER DURABLES & APPAREL	55,393,320

CONSUMER SERVICES - 2.2%
4,314	*	American Public Education, Inc	190,247
43,236		ARAMARK Holdings Corp	1,738,519
4,297	*	Bright Horizons Family Solutions	459,736
19,540		Carriage Services, Inc	488,305
13,555		Choice Hotels International, Inc	1,051,868
33,819		Darden Restaurants, Inc	3,616,604
68

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

320		DineEquity, Inc	$22,730
26,826	*	El Pollo Loco Holdings, Inc	311,182
130,060		Hilton Worldwide Holdings, Inc	10,230,520
51,691	*	Houghton Mifflin Harcourt Co	328,238
23,836		ILG, Inc	818,290
165,797		Marriott International, Inc (Class A)	21,195,488
55,172	*	Norwegian Cruise Line Holdings Ltd	2,760,255
60,499		Royal Caribbean Cruises Ltd	6,821,867
38,369		Service Corp International	1,509,820
25,999	*	ServiceMaster Global Holdings, Inc	1,481,683
474,043		Starbucks Corp	24,835,113
9,266		Vail Resorts, Inc	2,565,477
2,296	*	Weight Watchers International, Inc	205,561
		TOTAL CONSUMER SERVICES	80,631,503

DIVERSIFIED FINANCIALS - 6.2%
58,449		Ally Financial, Inc	1,564,095
256,628		American Express Co	25,539,619
26,292		Ameriprise Financial, Inc	3,829,956
359,835		Bank of New York Mellon Corp	19,240,377
49,759		BlackRock, Inc	25,016,835
194,338		Capital One Financial Corp	18,329,960
423,500		Charles Schwab Corp	21,623,910
124,077		CME Group, Inc	19,743,132
280		Cohen & Steers, Inc	11,729
182,870		Discover Financial Services	13,058,747
26,410	*	E*TRADE Financial Corp	1,579,582
8,872		Factset Research Systems, Inc	1,786,466
77,683		Franklin Resources, Inc	2,666,080
9,333	*	Green Dot Corp	740,294
165,102		Invesco Ltd	4,456,103
4,700		Invesco Mortgage Capital, Inc	77,973
24,238		Legg Mason, Inc	827,243
34,930		Moody’s Corp	5,977,222
14,006	*,†,m	NewStar Financial, Inc CVR	6,895
119,931		Northern Trust Corp	13,098,864
55,811	*	On Deck Capital, Inc	381,747
5,668	*,e	PRA Group, Inc	222,186
109,859		S&P Global, Inc	22,020,138
123,600		State Street Corp	10,915,116
52,574		T Rowe Price Group, Inc	6,260,512
87,469		TD Ameritrade Holding Corp	4,998,853
25,591		Voya Financial, Inc	1,292,857
		TOTAL DIVERSIFIED FINANCIALS	225,266,491

ENERGY - 5.7%
85,638	*	Antero Resources Corp	1,759,005
88,873		Apache Corp	4,088,158
38,878		Archrock, Inc	530,685
161,663		Baker Hughes a GE Co	5,590,307
83,614	*	Cheniere Energy, Inc	5,309,489
18,391		Cimarex Energy Co	1,813,353
301,484		ConocoPhillips	21,758,100
69

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

26,742	*,e	Covia Holdings Corp	$482,158
18,082		Delek US Holdings, Inc	964,132
142,795	*	Devon Energy Corp	6,427,203
1,150	*	Energen Corp	85,307
58,484		EQT Corp	2,905,485
16,785	*	Exterran Corp	465,280
42,574	*	Forum Energy Technologies, Inc	559,848
20,460		Green Plains Renewable Energy, Inc	339,636
86,778	*	Helix Energy Solutions Group, Inc	868,648
75,067		Hess Corp	4,926,647
1,203,650		Kinder Morgan, Inc	21,400,897
215,752		Marathon Oil Corp	4,556,682
14,654	*	Matrix Service Co	292,347
78,097	*	McDermott International, Inc	1,406,527
204,528		National Oilwell Varco, Inc	9,944,151
10,506	*	Natural Gas Services Group, Inc	232,183
58,596	*	Newpark Resources, Inc	647,486
108,339		Noble Energy, Inc	3,909,955
3,520	*	Oasis Petroleum, Inc	43,014
294,667		Occidental Petroleum Corp	24,731,401
12,097		Oceaneering International, Inc	330,974
422	*	Oil States International, Inc	14,728
159,210		Oneok, Inc	11,214,752
13,629		PBF Energy, Inc	636,474
50,732		Pioneer Natural Resources Co	9,602,046
31,821	*	Renewable Energy Group, Inc	542,548
421,855		Schlumberger Ltd	28,483,650
169,358	*	Southwestern Energy Co	870,500
114,436	*	Superior Energy Services	1,126,050
13,397		Targa Resources Investments, Inc	684,185
133,378	*	Tetra Technologies, Inc	574,859
22,379	e	US Silica Holdings Inc	603,338
204,000		Valero Energy Corp	24,143,400
438,406	*	Weatherford International Ltd	1,486,196
31,849		World Fuel Services Corp	886,358
		TOTAL ENERGY	207,238,142

FOOD & STAPLES RETAILING - 0.6%
35,243		Casey’s General Stores, Inc	3,854,879
22,230	*	Chefs’ Warehouse Holdings, Inc	599,099
70,264	*	Performance Food Group Co	2,518,964
10,211		Pricesmart, Inc	834,749
106,504	*	Smart & Final Stores, Inc	628,374
33,896		Spartan Stores, Inc	812,148
120,401	*	Sprouts Farmers Market, Inc	2,587,417
57,509	*	United Natural Foods, Inc	1,851,790
253,564	*	US Foods Holding Corp	8,572,999
11,147		Weis Markets, Inc	569,946
		TOTAL FOOD & STAPLES RETAILING	22,830,365

FOOD, BEVERAGE & TOBACCO - 3.6%
34,563		Archer Daniels Midland Co	1,668,010
26,746		Bunge Ltd	1,848,951
70

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

75,680	e	Campbell Soup Co	$3,095,312
853,318		Coca-Cola Co	39,790,218
229,108		General Mills, Inc	10,552,715
3,800	*	Hain Celestial Group, Inc	108,072
70,402	e	Hormel Foods Corp	2,532,360
118,265		Kellogg Co	8,400,363
6,083		McCormick & Co, Inc	714,996
580,901		Mondelez International, Inc	25,199,486
329,149		PepsiCo, Inc	37,852,135
674	*	TreeHouse Foods, Inc	32,008
		TOTAL FOOD, BEVERAGE & TOBACCO	131,794,626

HEALTH CARE EQUIPMENT & SERVICES - 5.1%
4,035		Abaxis, Inc	334,905
18,978	*	Abiomed, Inc	6,728,270
14,457	*	Acadia Healthcare Co, Inc	570,762
77,582	*	Accuray, Inc	298,691
32,249	*	Align Technology, Inc	11,501,606
19,211	*	Amedisys, Inc	1,798,726
21,087	*	AMN Healthcare Services, Inc	1,275,764
32,941	*	Angiodynamics, Inc	696,373
29,851	*	athenahealth, Inc	4,498,844
18,911	*	AtriCure, Inc	541,800
102,887		Becton Dickinson & Co	25,759,818
60,590	*	Brookdale Senior Living, Inc	581,058
20,471	*	Capital Senior Living Corp	204,505
142,328		Cardinal Health, Inc	7,109,284
87,268	*	Centene Corp	11,373,638
122,525	*	Cerner Corp	7,606,352
59,065	*	Cerus Corp	437,672
21,203	*	Civitas Solutions, Inc	346,669
14,996	e	Computer Programs & Systems, Inc	467,875
13,508		Cooper Cos, Inc	3,518,834
4,329	*	Corvel Corp	248,268
17,829	*	Cross Country Healthcare, Inc	209,134
52,454		Dentsply Sirona, Inc	2,523,562
1,590	*	Diplomat Pharmacy, Inc	33,040
76,386	*	Edwards Lifesciences Corp	10,881,186
49,909	*	Endologix, Inc	254,037
61,429	*	Envision Healthcare Corp	2,718,848
26,220	*	GenMark Diagnostics, Inc	175,150
6,696	*	Globus Medical, Inc	344,710
300	*	Haemonetics Corp	29,292
111,678		HCA Holdings, Inc	13,873,758
22,037	*	Henry Schein, Inc	1,749,958
2,640	*	HMS Holdings Corp	63,175
82,508	*	Hologic, Inc	3,540,418
72,680		Humana, Inc	22,834,602
30,044	*	Idexx Laboratories, Inc	7,358,677
18,829	*	Integer Holding Corp	1,345,332
41,902	*	Laboratory Corp of America Holdings	7,347,097
15,190	*	LHC Group, Inc	1,307,555
21,680	*	LifePoint Hospitals, Inc	1,404,864
71

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

7,921	*	LivaNova plc	$872,340
1,635	*	Magellan Health Services, Inc	118,946
9,720	*	Medidata Solutions, Inc	722,293
26,417	*	Merit Medical Systems, Inc	1,434,443
25,565	*	Omnicell, Inc	1,521,118
37,310	*	OraSure Technologies, Inc	626,435
2,696	*	Penumbra, Inc	383,506
1,887	*	Premier, Inc	70,574
11,279	*	Providence Service Corp	790,432
1,816	*	Quality Systems, Inc	36,556
22,904		Quest Diagnostics, Inc	2,467,219
5,122	*	Quidel Corp	347,579
36,676		Resmed, Inc	3,879,587
14,148	*	Select Medical Holdings Corp	294,278
9,466	*	Staar Surgical Co	292,026
17,725	*,e	Surgery Partners, Inc	267,648
11,931	*,e	Teladoc, Inc	714,070
20,417	*	Tivity Health, Inc	688,053
14,688	*	Triple-S Management Corp (Class B)	521,571
3,727		US Physical Therapy, Inc	390,403
13,533	*	Varian Medical Systems, Inc	1,562,385
20,001	*	Veeva Systems, Inc	1,512,676
18,508	*	Vocera Communications, Inc	558,571
3,149		West Pharmaceutical Services, Inc	345,288
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	184,312,106

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
2,378		Clorox Co	321,434
260,833		Colgate-Palmolive Co	17,478,419
59,857		Estee Lauder Cos (Class A)	8,077,104
50,403		Kimberly-Clark Corp	5,738,886
529,475		Procter & Gamble Co	42,823,938
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	74,439,781

INSURANCE - 4.3%
300,658		Aflac, Inc	13,992,623
48,378		Allstate Corp	4,601,716
428,007		American International Group, Inc	23,630,266
26,961		Aspen Insurance Holdings Ltd	1,090,573
8,868		Axis Capital Holdings Ltd	501,574
184,553		Chubb Ltd	25,785,745
142,304		Loews Corp	7,226,197
237,157		Marsh & McLennan Cos, Inc	19,769,408
46,413		Principal Financial Group	2,695,667
243,434		Progressive Corp	14,608,474
210,846		Prudential Financial, Inc	21,276,470
128,444		Travelers Cos, Inc	16,715,702
46,475		XL Group Ltd	2,613,289
		TOTAL INSURANCE	154,507,704

MATERIALS - 3.6%
98,530		Air Products & Chemicals, Inc	16,175,670
19,127		Albemarle Corp	1,801,763
72

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

7,701		Aptargroup, Inc	$788,813
11,035		Avery Dennison Corp	1,265,494
80,864		Ball Corp	3,151,270
791		Bemis Co, Inc	36,315
17,130		Celanese Corp (Series A)	2,023,224
31,721	*	Century Aluminum Co	406,346
21,368	*	Clearwater Paper Corp	482,917
46,693		Commercial Metals Co	1,043,122
1,709	e	Compass Minerals International, Inc	115,956
152,686		Ecolab, Inc	21,482,920
2,950	*	Ferro Corp	66,434
945		H.B. Fuller Co	53,563
3,111		International Flavors & Fragrances, Inc	413,016
99,782		International Paper Co	5,361,287
14,484		Kapstone Paper and Packaging Corp	503,754
22,260		Louisiana-Pacific Corp	599,239
116,805		LyondellBasell Industries AF S.C.A	12,940,826
2,692		Martin Marietta Materials, Inc	536,839
10,187		Minerals Technologies, Inc	770,137
121,472		Mosaic Co	3,657,522
137,664		Newmont Mining Corp	5,049,516
205,346		Nucor Corp	13,743,808
127,282		Praxair, Inc	21,319,735
2,337		Reliance Steel & Aluminum Co	210,797
55,648		Royal Gold, Inc	4,708,377
4,126		Schnitzer Steel Industries, Inc (Class A)	135,952
6,530		Sealed Air Corp	287,777
26,220	*	Summit Materials, Inc	658,122
16,409		Trinseo S.A.	1,225,752
13,175	*,e	US Concrete, Inc	665,337
27,076		Vulcan Materials Co	3,032,512
67,182		WestRock Co	3,895,212
		TOTAL MATERIALS	128,609,324

MEDIA - 1.4%
711		Cable One, Inc	514,664
8,053		Cinemark Holdings, Inc	289,264
40,660		Clear Channel Outdoor Holdings, Inc (Class A)	180,937
181,655	*,e	Discovery, Inc (Class A)	4,828,390
197,556	*	Discovery, Inc (Class C)	4,850,000
58,359		Entravision Communications Corp (Class A)	283,041
106,087	*	Gray Television, Inc	1,639,044
54,214		Interpublic Group of Cos, Inc	1,222,526
2,205		John Wiley & Sons, Inc (Class A)	139,246
123,847	*	Liberty Broadband Corp (Class C)	9,842,121
46,566	*	Live Nation, Inc	2,294,772
5,583	*	Loral Space & Communications, Inc	220,529
58,591		New York Times Co (Class A)	1,453,057
113,293		Omnicom Group, Inc	7,797,957
320		Scholastic Corp	13,363
23,476		Sinclair Broadcast Group, Inc (Class A)	605,681
1,802,004	e	Sirius XM Holdings, Inc	12,650,068
20,425		World Wrestling Entertainment, Inc (Class A)	1,615,822
		TOTAL MEDIA	50,440,482
73

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
271,896		AbbVie, Inc	$25,076,968
54,132	*,e	Acadia Pharmaceuticals, Inc	816,852
11,304	*	Acceleron Pharma, Inc	492,402
9,986	*	Acorda Therapeutics, Inc	249,151
18,110	*,e	Aduro Biotech, Inc	105,944
150,551		Agilent Technologies, Inc	9,942,388
15,764	*	Agios Pharmaceuticals, Inc	1,362,167
56,815	*	Akorn, Inc	1,052,214
169,073		Amgen, Inc	33,231,298
60,354	*,e	Bellicum Pharmaceuticals, Inc	383,851
85,758	*	BioCryst Pharmaceuticals, Inc	505,972
56,305	*	Biogen Idec, Inc	18,826,703
43,960	*	BioMarin Pharmaceutical, Inc	4,420,618
9,691	*	Bluebird Bio, Inc	1,501,136
399,122		Bristol-Myers Squibb Co	23,448,417
5,167	*	Catalent, Inc	215,464
196,371	*	Celgene Corp	17,691,063
40,045	*	Coherus Biosciences, Inc	762,857
18,378	*,e	Collegium Pharmaceutical, Inc	354,144
301,381		Eli Lilly & Co	29,779,457
4,990	*	Esperion Thereapeutics, Inc	224,251
28,683	*	FibroGen, Inc	1,809,897
4,680	*,e	Flexion Therapeutics Inc	111,665
288,576		Gilead Sciences, Inc	22,459,870
16,242	*	Halozyme Therapeutics, Inc	293,980
25,089	*	Illumina, Inc	8,137,868
68,890	*,e	Inovio Pharmaceuticals, Inc	276,249
18,561	*	Intersect ENT, Inc	600,448
48,629	*	Iovance Biotherapeutics, Inc	690,532
56,297	*	IQVIA Holdings, Inc	6,864,856
2,376	*	Jazz Pharmaceuticals plc	411,238
5,838	*	Mettler-Toledo International, Inc	3,459,073
42,726	*	Nektar Therapeutics	2,247,388
89,462	*,e	Opko Health, Inc	502,776
21,361	*,e	Paratek Pharmaceuticals, Inc	215,746
5,870	*	PerkinElmer, Inc	464,787
2,879		Perrigo Co plc	231,817
57,915	*	Prestige Brands Holdings, Inc	2,069,303
80,041	*	Progenics Pharmaceuticals, Inc	639,127
16,217	*	Prothena Corp plc	240,985
5,837	*	Sage Therapeutics, Inc	842,396
37,874	*	Sangamo Biosciences, Inc	516,980
15,601	*	Sarepta Therapeutics, Inc	1,813,460
609,749		Schering-Plough Corp	40,164,167
4,385	*	Spark Therapeutics, Inc	336,417
13,444	*,e	TESARO, Inc	468,255
25,761	*,e	Theravance Biopharma, Inc	616,976
17,724	*	Ultragenyx Pharmaceutical, Inc	1,402,146
71,046	*	Vertex Pharmaceuticals, Inc	12,436,602
18,425	*	Waters Corp	3,634,700
74

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

195,884		Zoetis, Inc	$16,940,048
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	301,343,069

REAL ESTATE - 3.8%
8,692		Alexandria Real Estate Equities, Inc	1,107,709
11,117	*,e	Altisource Portfolio Solutions S.A.	370,307
23,462		American Campus Communities, Inc	967,808
161,878		American Tower Corp	23,996,795
72,632		Boston Properties, Inc	9,117,495
36,800		Brixmor Property Group, Inc	650,992
17,071		CatchMark Timber Trust Inc	212,022
100,412	e	CBL & Associates Properties, Inc	547,245
79,390	*	CBRE Group, Inc	3,953,622
17,160		Coresite Realty	1,923,636
8,358		Douglas Emmett, Inc	324,625
58,576		Duke Realty Corp	1,705,733
19,598		Easterly Government Properties, Inc	371,382
36,148		Equinix, Inc	15,879,093
3,961		Federal Realty Investment Trust	497,106
33,420		First Industrial Realty Trust, Inc	1,087,821
12,660		Forest City Realty Trust, Inc	316,120
540		Franklin Street Properties Corp	4,757
204,267		HCP, Inc	5,290,515
142,301		Host Marriott Corp	2,979,783
32,022	*	Howard Hughes Corp	4,340,582
100,069		Iron Mountain, Inc	3,513,423
76,492	*	iStar Financial, Inc	831,468
5,945		Jones Lang LaSalle, Inc	1,016,654
266		Kilroy Realty Corp	19,405
15,135		Liberty Property Trust	648,686
17,343		NorthStar Realty Europe Corp	237,426
4,166		Paramount Group, Inc	64,323
540		Piedmont Office Realty Trust, Inc	10,681
325,786		Prologis, Inc	21,378,077
22,163		QTS Realty Trust, Inc	947,468
24,711	e	Realogy Holdings Corp	540,430
7,331		Regency Centers Corp	466,472
2,009		RMR Group, Inc	174,381
45,216	*	SBA Communications Corp	7,155,432
8,006		Senior Housing Properties Trust	142,827
10,081		Tier REIT, Inc	239,625
30,349		UDR, Inc	1,167,830
61,707		Vornado Realty Trust	4,437,967
297		Washington REIT	9,056
205,082		Welltower, Inc	12,838,133
198,571		Weyerhaeuser Co	6,787,157
		TOTAL REAL ESTATE	138,272,069

RETAILING - 6.5%
76,018	*	1-800-FLOWERS.COM, Inc (Class A)	1,102,261
2,432		Aaron’s, Inc	105,330
24,346		Advance Auto Parts, Inc	3,438,386
56,825		Best Buy Co, Inc	4,263,580
75

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

14,368	*	Booking Holdings, Inc	$29,148,649
250	e	Buckle, Inc	6,012
43,488	*	CarMax, Inc	3,247,684
95,119		Expedia, Inc	12,730,727
6,360	*	Five Below, Inc	617,938
106,784		Gap, Inc	3,221,673
22,125	*	Genesco, Inc	900,487
48,349	*,e	GNC Holdings, Inc	153,750
593,289	*	Groupon, Inc	2,776,593
18,815		Haverty Furniture Cos, Inc	372,537
29,239	*,e	Hibbett Sports, Inc	671,035
229,981		Home Depot, Inc	45,425,847
93,965		Kohl’s Corp	6,941,195
60,667	*	Lands’ End, Inc	1,471,175
71,757	*	LKQ Corp	2,405,295
264,241		Lowe’s Companies, Inc	26,249,701
4,455	*	MarineMax, Inc	83,531
100,978	*	NetFlix, Inc	34,075,026
26,766		Nordstrom, Inc	1,402,806
73,155		Nutri/System, Inc	2,926,200
5,216		Office Depot, Inc	13,092
38,851	*,e	Overstock.com, Inc	1,385,038
397		Pool Corp	60,840
22,483	e	Rent-A-Center, Inc	333,648
141,284		Ross Stores, Inc	12,352,460
5,448	*,e	Sally Beauty Holdings, Inc	89,838
12,547		Shoe Carnival, Inc	393,599
67,590	*	Shutterfly, Inc	5,559,953
66,806		Target Corp	5,389,908
14,544		Tiffany & Co	2,000,673
43,134		TJX Companies, Inc	4,195,213
15,754		Tractor Supply Co	1,229,442
59,536	*	TripAdvisor, Inc	3,452,493
17,401	*	Ulta Beauty, Inc	4,252,630
60,414	*,e	Wayfair, Inc	6,574,251
33,837	e	Williams-Sonoma, Inc	1,979,126
860		Winmark Corp	126,592
5,569	*	Zumiez, Inc	126,138
		TOTAL RETAILING	233,252,352

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
349,407		Applied Materials, Inc	16,991,662
11,151	*	Cirrus Logic, Inc	482,392
11,757	*	First Solar, Inc	615,479
24,001	*	Integrated Device Technology, Inc	826,354
880,467		Intel Corp	42,350,463
49,979		Lam Research Corp	9,527,997
117,856		NVIDIA Corp	28,858,220
277,064		Texas Instruments, Inc	30,842,765
20,892	e	Universal Display Corp	2,011,900
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	132,507,232
76

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 11.2%
187,867		Accenture plc	$29,932,849
687	*	Aspen Technology, Inc	65,808
102,486	*	Autodesk, Inc	13,163,302
42,197	*,e	Benefitfocus, Inc	1,270,130
251,322	*	Black Knight, Inc	12,980,781
12,432		Blackbaud, Inc	1,240,838
234,714		Booz Allen Hamilton Holding Co	11,094,931
208,679		CA, Inc	9,225,699
110,902	*	Cadence Design Systems, Inc	4,889,669
60,148	*	Cardtronics plc	1,522,947
47,612	*	ChannelAdvisor Corp	661,807
251,766	*	Conduent, Inc	4,521,717
55,469		CSG Systems International, Inc	2,255,924
16,527	*	Ellie Mae, Inc	1,639,809
75,814	*	Etsy, Inc	3,097,760
66,032	*	Euronet Worldwide, Inc	6,070,982
38,214	*	ExlService Holdings, Inc	2,279,083
153,971	*,e	Gogo, Inc	551,216
235,188		International Business Machines Corp	34,085,797
110,343		Intuit, Inc	22,536,454
182,429	*	Limelight Networks, Inc	813,633
54,815		LogMeIn, Inc	4,442,756
1,096,698	d	Microsoft Corp	116,337,724
59,539	*	MINDBODY, Inc	2,223,782
51,460	*	MoneyGram International, Inc	336,548
61,195	*	New Relic, Inc	5,978,751
54,403	*	Nutanix, Inc	2,659,763
5,290	*	OneSpan, Inc	86,227
716,482		Oracle Corp	34,161,862
182,283	*,e	Pandora Media, Inc	1,228,587
7,252	*	Paycom Software, Inc	770,525
71,336	*	Perficient, Inc	1,877,564
56,919	*	PTC, Inc	5,231,425
21,141	*	Qualys, Inc	1,841,381
113,728	*	Quotient Technology, Inc	1,677,488
24,564	*	RingCentral, Inc	1,811,595
209,235	*	salesforce.com, Inc	28,696,580
44,694		Science Applications International Corp	3,770,833
72,051	*	ServiceSource International LLC	252,178
32,098	*	SPS Commerce, Inc	2,753,687
56,421	*	Sykes Enterprises, Inc	1,673,447
167,300		Symantec Corp	3,382,806
16,359	*	Tableau Software, Inc	1,686,122
139,395	*	Teradata Corp	5,337,435
64,472		TiVo Corp	783,335
163,822		Travelport Worldwide Ltd	3,096,236
12,085		TTEC Holdings, Inc	388,533
40,424	*	Twilio, Inc	2,340,145
9,913	*	Ultimate Software Group, Inc	2,744,811
30,390	*	Virtusa Corp	1,605,504
12,294	*	Zendesk, Inc	669,654
		TOTAL SOFTWARE & SERVICES	403,748,420
77

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 7.7%
2,919	*	Anixter International, Inc	$212,795
685,453		Apple, Inc	130,434,851
40,047		AVX Corp	832,177
8,124		Badger Meter, Inc	423,667
1,070		Belden CDT, Inc	69,282
103,060		Benchmark Electronics, Inc	2,494,052
1,009,324		Cisco Systems, Inc	42,684,312
13,838	*	Coherent, Inc	2,187,234
359,893		Corning, Inc	11,941,250
45,387	*	Cray, Inc	1,132,406
34,326		CTS Corp	1,197,977
22,592		Daktronics, Inc	194,065
99,736		Dolby Laboratories, Inc (Class A)	6,427,985
56,571	*	Fabrinet	2,213,058
18,340	*	FARO Technologies, Inc	1,193,934
40,091	*	Finisar Corp	675,533
758,600		Hewlett Packard Enterprise Co	11,712,784
871,113		HP, Inc	20,105,288
11,733	*	Insight Enterprises, Inc	589,818
182		InterDigital, Inc	15,006
28,977	*	Itron, Inc	1,773,392
134,096		Jabil Circuit, Inc	3,777,484
15,930	*	Keysight Technologies, Inc	923,940
17,293	*	Kimball Electronics, Inc	351,913
18,990		Littelfuse, Inc	4,117,412
9,728	*	Lumentum Holdings, Inc	508,288
6,814		Methode Electronics, Inc	267,449
49,310		Motorola, Inc	5,981,303
120,617		National Instruments Corp	5,284,231
19,428	*	Novanta, Inc	1,211,336
500	*	OSI Systems, Inc	39,880
23,378	*	Plexus Corp	1,389,121
13,761	*	Ribbon Communications, Inc	93,368
11,038	*	Rogers Corp	1,286,700
30,286	*	Scansource, Inc	1,249,298
49,006	*	Super Micro Computer, Inc	1,083,033
13,734		SYNNEX Corp	1,324,919
42,266	*	Tech Data Corp	3,525,407
81,317	*	TTM Technologies, Inc	1,411,663
104,257		Vishay Intertechnology, Inc	2,606,425
152,287		Xerox Corp	3,954,893
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	278,898,929

TELECOMMUNICATION SERVICES - 0.9%
15,618	*	Boingo Wireless, Inc	360,932
555,917		CenturyLink, Inc	10,434,562
55,399	*	Cincinnati Bell, Inc	739,577
24,512		Cogent Communications Group, Inc	1,273,398
82,226		Consolidated Communications Holdings, Inc	1,047,559
110,571	*,e	Iridium Communications, Inc	1,912,878
69,228	*	Orbcomm, Inc	661,820
1,375,137	*,e	Sprint Corp	7,466,994
78

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

205,864	*	Vonage Holdings Corp	$2,637,118
173,154	*	Zayo Group Holdings, Inc	6,422,282
		TOTAL TELECOMMUNICATION SERVICES	32,957,120

TRANSPORTATION - 2.8%
158		Allegiant Travel Co	19,529
310		Arkansas Best Corp	14,431
2,385	*	Avis Budget Group, Inc	83,117
200,629		CSX Corp	14,180,458
197,594		Delta Air Lines, Inc	10,753,065
8		Expeditors International of Washington, Inc	609
17,741	*	Hertz Global Holdings, Inc	270,195
180		Landstar System, Inc	20,007
61,462		Norfolk Southern Corp	10,387,078
9		Ryder System, Inc	705
179,530		Southwest Airlines Co	10,441,465
187,341		Union Pacific Corp	28,080,543
231,633		United Parcel Service, Inc (Class B)	27,770,480
		TOTAL TRANSPORTATION	102,021,682

UTILITIES - 3.2%
173,949		American Electric Power Co, Inc	12,374,732
12,632		American Water Works Co, Inc	1,114,774
180,018		Consolidated Edison, Inc	14,208,821
295,308		Dominion Resources, Inc	21,176,537
95,077		Edison International	6,334,981
134,706		Eversource Energy	8,179,348
290		Ormat Technologies, Inc	15,732
67,193		Public Service Enterprise Group, Inc	3,464,471
105,409		Sempra Energy	12,184,226
22,226	e	South Jersey Industries, Inc	754,128
442,367		Southern Co	21,499,036
104,830		WEC Energy Group, Inc	6,957,567
169,001		Xcel Energy, Inc	7,919,387
		TOTAL UTILITIES	116,183,740

		TOTAL COMMON STOCKS	3,577,488,526
		(Cost $2,589,391,875)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.2%

GOVERNMENT AGENCY DEBT - 1.2%
$41,650,000	Federal Home Loan Bank (FHLB)	1.770%	08/01/18	41,650,000
	TOTAL GOVERNMENT AGENCY DEBT			41,650,000
79

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.0%
72,662,326	c	State Street Navigator Securities Lending Government Money Market Portfolio	$72,662,326
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	72,662,326

		TOTAL SHORT-TERM INVESTMENTS	114,312,326
		(Cost $114,312,326)
		TOTAL INVESTMENTS - 102.1%	3,691,800,852
		(Cost $2,703,704,201)
		OTHER ASSETS & LIABILITIES, NET - (2.1)%	(75,813,930)
		NET ASSETS - 100.0%	$3,615,986,922

Abbreviation(s):
CVR Contingent value rights
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $71,590,454.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of July 31, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	240	9/21/18	$33,780,492	$33,805,200	$24,708
80

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE LOW CARBON EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 0.8%
669	*	Cooper-Standard Holding, Inc	$90,181
1,891		Delphi Automotive plc	185,450
2,042	*	Tesla, Inc	608,802
		TOTAL AUTOMOBILES & COMPONENTS	884,433

BANKS - 5.9%
284		Arrow Financial Corp	10,991
55,076		Bank of America Corp	1,700,747
12,195		BB&T Corp	619,628
339		Camden National Corp	15,628
12,833		Citizens Financial Group, Inc	510,497
3,253		Comerica, Inc	315,346
497	*	Customers Bancorp, Inc	12,659
129		Federal Agricultural Mortgage Corp (Class C)	12,163
15,903		Fifth Third Bancorp	470,570
119		First Commonwealth Financial Corp	2,008
340		First Financial Corp	17,476
869		First Republic Bank	85,909
31		Hanmi Financial Corp	777
414	*	HomeStreet, Inc	12,254
648	*	HomeTrust Bancshares, Inc	18,857
14,226		Keycorp	296,897
262		Live Oak Bancshares, Inc	7,454
3,325		M&T Bank Corp	576,389
940	*	MGIC Investment Corp	11,731
1,534		OFG Bancorp	25,541
230		Opus Bank	6,509
485		Pinnacle Financial Partners, Inc	30,312
5,763		PNC Financial Services Group, Inc	834,655
22,455		Regions Financial Corp	417,888
1,072	*	SVB Financial Group	330,047
630	*	The Bancorp, Inc	6,117
356	*	Tristate Capital Holdings, Inc	10,466
47		Union Bankshares Corp	1,904
2,925		Zions Bancorporation	151,222
		TOTAL BANKS	6,512,642

CAPITAL GOODS - 7.9%
5,021		3M Co	1,066,059
1,659		Air Lease Corp	72,930
349		Argan, Inc	13,402
521	*	Armstrong Flooring, Inc	6,809
102		Carlisle Cos, Inc	12,530
6,276		Caterpillar, Inc	902,489
81

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

5,060		Deere & Co	$732,637
565	*	DXP Enterprises, Inc	23,357
7,233		Eaton Corp	601,569
271		EMCOR Group, Inc	20,853
1,017	*	Esterline Technologies Corp	86,750
668		Fastenal Co	38,029
206		Granite Construction, Inc	11,114
1,535		Hexcel Corp	105,930
5,427		Illinois Tool Works, Inc	777,852
1,473		Ingersoll-Rand plc	145,105
12,882		Johnson Controls International plc	483,204
1,603	*	KEYW Holding Corp, The	14,219
1,669		L3 Technologies, Inc	357,900
401	*	Lydall, Inc	18,606
384	*	MYR Group, Inc	14,166
631	*	Nexeo Solutions, Inc	5,730
2,868		Parker-Hannifin Corp	484,835
3,941	*	Plug Power, Inc	7,882
2,387	*	Quanta Services, Inc	81,325
873		Rockwell Automation, Inc	163,740
4,713		Rockwell Collins, Inc	655,060
1,325		Roper Industries, Inc	400,018
265		Spirit Aerosystems Holdings, Inc (Class A)	24,711
943		Stanley Works	140,950
1,424	*	Teledyne Technologies, Inc	312,454
245	*	Titan Machinery, Inc	3,709
1,715		TransDigm Group, Inc	644,051
413	*	Veritiv Corp	15,818
537		W.W. Grainger, Inc	186,103
2,368	*	Wesco Aircraft Holdings, Inc	28,298
21	*	WESCO International, Inc	1,281
777		Woodward Governor Co	64,654
1,197		Xylem, Inc	91,642
		TOTAL CAPITAL GOODS	8,817,771

COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
428	*	Cimpress NV	62,518
8,312	*	Copart, Inc	477,026
556		Essendant, Inc	9,246
260		Heidrick & Struggles International, Inc	10,634
526	*	Huron Consulting Group, Inc	22,960
278		ICF International, Inc	20,475
11,987	*	IHS Markit Ltd	635,671
162		Insperity, Inc	15,406
7		Kforce, Inc	265
876		Kimball International, Inc (Class B)	14,147
1,550	*,†,m	Media General, Inc CVR	0
415	*	Mistras Group, Inc	8,732
328		Multi-Color Corp	21,763
728		Resources Connection, Inc	11,575
1,685		RR Donnelley & Sons Co	9,941
418	*	SP Plus Corp	16,302
1,049	*	Team, Inc	22,868
82

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

4,618		TransUnion	$334,343
40	*	TrueBlue, Inc	1,082
486		Viad Corp	27,896
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,722,850

CONSUMER DURABLES & APPAREL - 1.2%
733	*	Century Communities, Inc	22,356
864	*	Green Brick Partners, Inc	8,381
5		Hasbro, Inc	498
277		Hooker Furniture Corp	12,479
439	*	Lululemon Athletica, Inc	52,658
670		Mattel, Inc	10,633
3,349		Newell Rubbermaid, Inc	87,710
12,245		Nike, Inc (Class B)	941,763
370	*	Unifi, Inc	11,163
2,326		VF Corp	214,155
		TOTAL CONSUMER DURABLES & APPAREL	1,361,796

CONSUMER SERVICES - 2.0%
214	*	American Public Education, Inc	9,437
3,007		ARAMARK Holdings Corp	120,911
176	*	Bright Horizons Family Solutions	18,830
195		Carriage Services, Inc	4,873
488	*	El Pollo Loco Holdings, Inc	5,661
6,205		Hilton Worldwide Holdings, Inc	488,085
2,484	*	Houghton Mifflin Harcourt Co	15,773
309	*	Red Robin Gourmet Burgers, Inc	14,616
4,152		Royal Caribbean Cruises Ltd	468,180
1,636	*	ServiceMaster Global Holdings, Inc	93,236
26		Six Flags Entertainment Corp	1,689
188	*	Sotheby’s (Class A)	9,985
16,163		Starbucks Corp	846,780
555		Vail Resorts, Inc	153,663
191	*	Weight Watchers International, Inc	17,100
		TOTAL CONSUMER SERVICES	2,268,819

DIVERSIFIED FINANCIALS - 6.3%
3,269		Ally Financial, Inc	87,479
8,293		American Express Co	825,319
523		Ameriprise Financial, Inc	76,185
13,976		Bank of New York Mellon Corp	747,297
1,588		BlackRock, Inc	798,383
7,511		Capital One Financial Corp	708,438
14,921		Charles Schwab Corp	761,866
4,387		CME Group, Inc	698,059
3,787		Discover Financial Services	270,430
805	*	Donnelley Financial Solutions, Inc	16,744
520		Dynex Capital, Inc	3,458
1,149		Moody’s Corp	196,617
544	*,†,m	NewStar Financial, Inc CVR	268
755		Northern Trust Corp	82,461
83

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

1,767	*	On Deck Capital, Inc	$12,086
3,629		S&P Global, Inc	727,397
6,001		State Street Corp	529,948
1,591		T Rowe Price Group, Inc	189,456
4,891		TD Ameritrade Holding Corp	279,521
		TOTAL DIVERSIFIED FINANCIALS	7,011,412

ENERGY - 5.3%
3,207		Archrock, Inc	43,776
17,759		Baker Hughes a GE Co	614,106
1,207	*	C&J Energy Services, Inc	28,075
8,964	*	Cheniere Energy, Inc	569,214
1,032	*	Covia Holdings Corp	18,607
3,475		Delek US Holdings, Inc	185,287
1,294	*	Dril-Quip, Inc	66,706
566	*	Exterran Corp	15,689
1,980	*	Forum Energy Technologies, Inc	26,037
879		Frank’s International NV	7,410
1,410		Green Plains Renewable Energy, Inc	23,406
5,498	*	Helix Energy Solutions Group, Inc	55,035
1,281	*	Keane Group, Inc	18,075
1,158	*	Matrix Service Co	23,102
4,262	*	McDermott International, Inc	76,759
14,604		National Oilwell Varco, Inc	710,046
413	*	Natural Gas Services Group, Inc	9,127
420	*	NCS Multistage Holdings, Inc	6,661
3,044	*	Newpark Resources, Inc	33,636
2,582		Oceaneering International, Inc	70,643
1,986	*	Oil States International, Inc	69,311
9,550		Oneok, Inc	672,702
4,276		PBF Energy, Inc	199,689
1,634	*	Renewable Energy Group, Inc	27,860
2,187		RPC, Inc	32,368
14,030		Schlumberger Ltd	947,306
643	*	Select Energy Services, Inc	9,825
881	*	Talos Energy, Inc	32,720
5,127		Targa Resources Investments, Inc	261,836
3,470	*	Tellurian, Inc	27,101
4,972	*	Tetra Technologies, Inc	21,429
2,257		US Silica Holdings Inc	60,849
6,911		Valero Energy Corp	817,917
15,686	*	Weatherford International Ltd	53,176
2,829		World Fuel Services Corp	78,731
		TOTAL ENERGY	5,914,217

FOOD & STAPLES RETAILING - 0.8%
648		Andersons, Inc	22,842
1,352		Casey’s General Stores, Inc	147,882
652	*	Chefs’ Warehouse Holdings, Inc	17,571
3,512	*	Performance Food Group Co	125,905
934		Pricesmart, Inc	76,354
386	*	Smart & Final Stores, Inc	2,277
84

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

1,332		Spartan Stores, Inc	$31,915
5,314	*	Sprouts Farmers Market, Inc	114,198
2,041	*	United Natural Foods, Inc	65,720
8,080	*	US Foods Holding Corp	273,185
336		Weis Markets, Inc	17,180
		TOTAL FOOD & STAPLES RETAILING	895,029

FOOD, BEVERAGE & TOBACCO - 3.8%
1,666		Bunge Ltd	115,171
27,287		Coca-Cola Co	1,272,393
209	*	Farmer Bros Co	6,030
309	*	Freshpet, Inc	8,961
10,787		General Mills, Inc	496,849
87	*	Hain Celestial Group, Inc	2,474
3,328		Hormel Foods Corp	119,708
1,833		Kellogg Co	130,198
19,322		Mondelez International, Inc	838,188
10,445		PepsiCo, Inc	1,201,175
		TOTAL FOOD, BEVERAGE & TOBACCO	4,191,147

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
923	*	Abiomed, Inc	327,231
1,028	*	Acadia Healthcare Co, Inc	40,585
2,917	*	Accuray, Inc	11,231
1,790	*	Align Technology, Inc	638,404
2,208	*	Allscripts Healthcare Solutions, Inc	27,026
171	*	American Renal Associates Holdings, Inc	2,751
43	*	AMN Healthcare Services, Inc	2,602
877	*	Angiodynamics, Inc	18,540
433	*	athenahealth, Inc	65,257
3,306		Becton Dickinson & Co	827,723
2,394	*	Brookdale Senior Living, Inc	22,959
433	*	Capital Senior Living Corp	4,326
3,486		Cardinal Health, Inc	174,126
5,095	*	Centene Corp	664,031
5,495	*	Cerner Corp	341,130
3,696	*	Cerus Corp	27,387
386	*	Civitas Solutions, Inc	6,311
162		Computer Programs & Systems, Inc	5,054
594	*	Cross Country Healthcare, Inc	6,968
331	*	Diplomat Pharmacy, Inc	6,878
4,478	*	Edwards Lifesciences Corp	637,891
295		Encompass Health Corp	22,311
3,525	*	Endologix, Inc	17,942
1,505	*	Envision Healthcare Corp	66,611
1,224	*	GenMark Diagnostics, Inc	8,176
5,885		HCA Holdings, Inc	731,094
737	*	Henry Schein, Inc	58,525
3,700	*	Hologic, Inc	158,767
2,329		Humana, Inc	731,725
575	*	Idexx Laboratories, Inc	140,835
85

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

90	*	Integer Holding Corp	$6,431
900	*	Laboratory Corp of America Holdings	157,806
365		LeMaitre Vascular, Inc	13,140
198	*	LHC Group, Inc	17,044
604	*	LifePoint Hospitals, Inc	39,139
62	*	LivaNova plc	6,828
1,000		Meridian Bioscience, Inc	15,800
20	*	Merit Medical Systems, Inc	1,086
479	*	Omnicell, Inc	28,501
765	*	OraSure Technologies, Inc	12,844
69	*	Penumbra, Inc	9,815
118	*	Quality Systems, Inc	2,375
638		Quest Diagnostics, Inc	68,725
30	*	Quidel Corp	2,036
586	*	RadNet, Inc	7,852
144		Resmed, Inc	15,232
241	*	Staar Surgical Co	7,435
315	*	Surgery Partners, Inc	4,757
549	*	Triple-S Management Corp (Class B)	19,495
602	*	Varian Medical Systems, Inc	69,501
335	*	Vocera Communications, Inc	10,110
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	6,310,349

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
14		Clorox Co	1,892
11,695		Colgate-Palmolive Co	783,682
3,040		Estee Lauder Cos (Class A)	410,218
16,900		Procter & Gamble Co	1,366,872
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	2,562,664

INSURANCE - 4.4%
9,142		Aflac, Inc	425,469
5,460		Allstate Corp	519,355
13,901		American International Group, Inc	767,474
6,012		Chubb Ltd	839,997
4,307		Loews Corp	218,709
8,404		Marsh & McLennan Cos, Inc	700,557
3,789		Progressive Corp	227,378
7,339		Prudential Financial, Inc	740,578
2,782		Travelers Cos, Inc	362,050
2,102		XL Group Ltd	118,196
		TOTAL INSURANCE	4,919,763

MATERIALS - 3.1%
2,485		Albemarle Corp	234,087
2,283	*	Axalta Coating Systems Ltd	69,061
2,860		Ball Corp	111,454
1,276		Celanese Corp (Series A)	150,708
389	*	Clearwater Paper Corp	8,791
5,002		Ecolab, Inc	703,781
3,233		FMC Corp	290,582
815		H.B. Fuller Co	46,194
86

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

264		International Flavors & Fragrances, Inc	$35,049
1,462		International Paper Co	78,553
780		Materion Corp	48,906
562		Minerals Technologies, Inc	42,487
13,531		Mosaic Co	407,419
898		Myers Industries, Inc	19,352
10,005		Newmont Mining Corp	366,983
1,721		Reliance Steel & Aluminum Co	155,234
1,046		Royal Gold, Inc	88,502
644	*	Ryerson Holding Corp	7,438
467		Schnitzer Steel Industries, Inc (Class A)	15,388
1,760		Scotts Miracle-Gro Co (Class A)	139,797
1,735		Trinseo S.A.	129,605
670	*	US Concrete, Inc	33,835
1,514		Vulcan Materials Co	169,568
1,118		WestRock Co	64,822
		TOTAL MATERIALS	3,417,596

MEDIA - 1.2%
166		Cinemark Holdings, Inc	5,963
506		Clear Channel Outdoor Holdings, Inc (Class A)	2,252
4,084	*	Discovery, Inc (Class A)	108,553
4,068	*	Discovery, Inc (Class C)	99,869
2,764		Entravision Communications Corp (Class A)	13,405
689		Gannett Co, Inc	7,283
1,931	*	Gray Television, Inc	29,834
768	*	Hemisphere Media Group, Inc	9,216
143	*	Imax Corp	3,160
2,512	*	Liberty Broadband Corp (Class C)	199,629
309	*	Loral Space & Communications, Inc	12,205
449		Marcus Corp	17,309
1,486		National CineMedia, Inc	12,274
5,590		Omnicom Group, Inc	384,760
362		Scholastic Corp	15,117
1,087		Sinclair Broadcast Group, Inc (Class A)	28,045
54,888		Sirius XM Holdings, Inc	385,314
1,037		Tribune Co	35,102
		TOTAL MEDIA	1,369,290

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
12,281		AbbVie, Inc	1,132,677
274	*	Aclaris Therapeutics, Inc	4,696
5,519		Amgen, Inc	1,084,759
436	*	Bellicum Pharmaceuticals, Inc	2,773
2,300	*	Biogen Idec, Inc	769,051
15,986		Bristol-Myers Squibb Co	939,178
8,065	*	Celgene Corp	726,576
403	*	Collegium Pharmaceutical, Inc	7,766
9,640		Eli Lilly & Co	952,528
12,272		Gilead Sciences, Inc	955,130
126	*	Illumina, Inc	40,869
87

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

347	*	Inovio Pharmaceuticals, Inc	$1,392
1,644	*	Nektar Therapeutics	86,474
416	*	Paratek Pharmaceuticals, Inc	4,202
31	*	Prothena Corp plc	461
19,290		Schering-Plough Corp	1,270,632
681	*	Theravance Biopharma, Inc	16,310
1,649	*	Vertex Pharmaceuticals, Inc	288,657
8,516		Zoetis, Inc	736,464
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	9,020,595

REAL ESTATE - 4.4%
446		Alexandria Real Estate Equities, Inc	56,838
164	*	Altisource Portfolio Solutions S.A.	5,463
1,111		American Campus Communities, Inc	45,829
5,660		American Tower Corp	839,038
1,483		Boston Properties, Inc	186,161
649		CatchMark Timber Trust Inc	8,061
1,911		CBL & Associates Properties, Inc	10,415
1,428	*	CBRE Group, Inc	71,114
37		CyrusOne, Inc	2,291
1,520		Duke Realty Corp	44,262
1,621		Equinix, Inc	712,073
514		Federal Realty Investment Trust	64,507
2,232		Forest City Realty Trust, Inc	55,733
4,263		HCP, Inc	110,412
3,740		Host Marriott Corp	78,316
80	*	Howard Hughes Corp	10,844
6,811		Iron Mountain, Inc	239,134
1,581	*	iStar Financial, Inc	17,185
10,969		Prologis, Inc	719,786
2,814	*	SBA Communications Corp	445,315
262	*	Tejon Ranch Co	6,131
4,177		UDR, Inc	160,731
2,506		Vornado Realty Trust	180,232
8,970		Welltower, Inc	561,522
7,371		Weyerhaeuser Co	251,941
		TOTAL REAL ESTATE	4,883,334

RETAILING - 6.4%
893	*	1-800-FLOWERS.COM, Inc (Class A)	12,948
927	*	Barnes & Noble Education, Inc	5,210
462	*	Booking Holdings, Inc	937,269
4,921		Expedia, Inc	658,627
989	*	GNC Holdings, Inc	3,145
14,578	*	Groupon, Inc	68,225
703	*	Hibbett Sports, Inc	16,134
7,313		Home Depot, Inc	1,444,464
2,090		Kohl’s Corp	154,388
519	*	Lands’ End, Inc	12,586
2,701	*	LKQ Corp	90,538
8,951		Lowe’s Companies, Inc	889,192
307	*	MarineMax, Inc	5,756
88

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

3,187	*	NetFlix, Inc	$1,075,453
1,275		Nutri/System, Inc	51,000
4,919		Office Depot, Inc	12,347
648	*	Overstock.com, Inc	23,101
4,151		Ross Stores, Inc	362,922
1,365	*	Shutterfly, Inc	112,285
3,066		Target Corp	247,365
420		Tiffany & Co	57,775
2,784		TJX Companies, Inc	270,772
161		Tractor Supply Co	12,564
2,613	*	TripAdvisor, Inc	151,528
518	*	Ulta Beauty, Inc	126,594
2,390	*	Wayfair, Inc	260,080
1,366		Williams-Sonoma, Inc	79,897
32		Winmark Corp	4,710
309	*	Zumiez, Inc	6,999
		TOTAL RETAILING	7,153,874

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
11,608		Applied Materials, Inc	564,497
67		Brooks Automation, Inc	2,049
472	*	First Solar, Inc	24,709
28,907		Intel Corp	1,390,427
651		Lam Research Corp	124,107
4,521		NVIDIA Corp	1,107,012
8,830		Texas Instruments, Inc	982,955
120		Universal Display Corp	11,556
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	4,207,312

SOFTWARE & SERVICES - 10.6%
5,902		Accenture plc	940,366
5,021	*	Autodesk, Inc	644,897
845	*	Benefitfocus, Inc	25,434
6,057	*	Black Knight, Inc	312,844
4,207		Booz Allen Hamilton Holding Co	198,865
7,618		CA, Inc	336,792
1,095	*	Cardtronics plc	27,725
1,156	*	ChannelAdvisor Corp	16,068
4,583	*	Conduent, Inc	82,311
801		CSG Systems International, Inc	32,577
3,361	*	Etsy, Inc	137,330
1,212	*	Euronet Worldwide, Inc	111,431
786	*	ExlService Holdings, Inc	46,877
2,574	*	Gogo, Inc	9,215
7,450		International Business Machines Corp	1,079,728
3,542		Intuit, Inc	723,418
4,141	*	Limelight Networks, Inc	18,469
1,253		LogMeIn, Inc	101,556
34,635	d	Microsoft Corp	3,674,081
1,031	*	MINDBODY, Inc	38,508
1,314	*	MoneyGram International, Inc	8,594
89

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

1,880	*	New Relic, Inc	$183,676
4,384	*	Nutanix, Inc	214,334
534	*	OneSpan, Inc	8,704
22,734		Oracle Corp	1,083,957
5,835	*	Pandora Media, Inc	39,328
1,363	*	Perficient, Inc	35,874
1,816	*	Quotient Technology, Inc	26,786
129	*	RingCentral, Inc	9,514
6,535	*	salesforce.com, Inc	896,275
1,029		Science Applications International Corp	86,817
2,687	*	ServiceSource International LLC	9,404
717	*	SPS Commerce, Inc	61,511
1,600	*	Sykes Enterprises, Inc	47,456
11,918		Symantec Corp	240,982
2,921	*	Teradata Corp	111,845
2,879		TiVo Corp	34,980
2,982		Travelport Worldwide Ltd	56,360
333		TTEC Holdings, Inc	10,706
903	*	Twilio, Inc	52,275
649	*	Virtusa Corp	34,287
		TOTAL SOFTWARE & SERVICES	11,812,157

TECHNOLOGY HARDWARE & EQUIPMENT - 8.0%
512	*	Anixter International, Inc	37,325
22,069		Apple, Inc	4,199,510
1,244		AVX Corp	25,850
246		Badger Meter, Inc	12,829
595		Belden CDT, Inc	38,526
2,113		Benchmark Electronics, Inc	51,135
31,955		Cisco Systems, Inc	1,351,377
292		Comtech Telecommunications Corp	9,811
17,519		Corning, Inc	581,280
1,372	*	Cray, Inc	34,231
1,242		CTS Corp	43,346
1,259		Daktronics, Inc	10,815
2,290		Dolby Laboratories, Inc (Class A)	147,590
1,476	*	Fabrinet	57,741
594	*	FARO Technologies, Inc	38,669
29,065		Hewlett Packard Enterprise Co	448,764
29,492		HP, Inc	680,675
565	*	Insight Enterprises, Inc	28,403
550	*	Itron, Inc	33,660
3,552		Jabil Circuit, Inc	100,060
681	*	Keysight Technologies, Inc	39,498
934	*	Kimball Electronics, Inc	19,007
621		Littelfuse, Inc	134,645
172	*	Lumentum Holdings, Inc	8,987
600		Methode Electronics, Inc	23,550
504		Motorola, Inc	61,135
4,381		National Instruments Corp	191,932
461	*	Novanta, Inc	28,743
147	*	OSI Systems, Inc	11,725
556	*	Plexus Corp	33,037
90

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

644	*	Ribbon Communications, Inc	$4,370
501	*	Rogers Corp	58,402
963	*	Scansource, Inc	39,724
970	*	Super Micro Computer, Inc	21,437
393		SYNNEX Corp	37,913
988	*	Tech Data Corp	82,409
1,602	*	TTM Technologies, Inc	27,811
2,244		Vishay Intertechnology, Inc	56,100
3,852		Xerox Corp	100,036
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	8,912,058

TELECOMMUNICATION SERVICES - 1.0%
32,000		CenturyLink, Inc	600,640
1,008	*	Cincinnati Bell, Inc	13,457
1,009		Cogent Communications Group, Inc	52,418
1,570		Consolidated Communications Holdings, Inc	20,002
2,119	*	Iridium Communications, Inc	36,659
1,631	*	Orbcomm, Inc	15,592
27,819	*	Sprint Corp	151,057
4,942	*	Vonage Holdings Corp	63,307
4,492	*	Zayo Group Holdings, Inc	166,608
		TOTAL TELECOMMUNICATION SERVICES	1,119,740

TRANSPORTATION - 2.5%
96		Allegiant Travel Co	11,866
10,494		CSX Corp	741,716
272		Norfolk Southern Corp	45,968
1,649	*	Spirit Airlines, Inc	71,632
6,889		Union Pacific Corp	1,032,592
7,413		United Parcel Service, Inc (Class B)	888,745
		TOTAL TRANSPORTATION	2,792,519

UTILITIES - 2.8%
4,315		American Water Works Co, Inc	380,799
2,682		Aqua America, Inc	99,073
8,169		Consolidated Edison, Inc	644,779
7,685		Edison International	512,051
7,674		Eversource Energy	465,965
1,287		New Jersey Resources Corp	59,524
620		NRG Yield, Inc (Class A)	11,458
755		ONE Gas, Inc	58,165
1,269		Pattern Energy Group, Inc	23,565
5,947		Sempra Energy	687,414
1,141		Southwest Gas Corp	89,226
958		Spire, Inc	68,593
1,091		TerraForm Power, Inc	11,161
		TOTAL UTILITIES	3,111,773

		TOTAL COMMON STOCKS	111,173,140
		(Cost $94,143,041)
		TOTAL INVESTMENTS - 99.9%	111,173,140
		(Cost $94,143,041)
		OTHER ASSETS & LIABILITIES, NET - 0.1%	139,613
		NET ASSETS - 100.0%	$111,312,753
91

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

Abbreviation(s):
CVR Contingent value rights

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of July 31, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	1	9/21/18	$140,887	$140,855	$(32)
92

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2018

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

BONDS - 0.0%

CORPORATE BONDS - 0.0%

HONG KONG - 0.0%
$534,000	†,m	Asia Pacific Investment Partners	15.000%	04/23/17	$53
		TOTAL HONG KONG			53

		TOTAL CORPORATE BONDS			53
		(Cost $534,000)

		TOTAL BONDS			53
		(Cost $534,000)

EQUITY LINKED NOTES - 1.7%

UNITED STATES - 1.7%
1,039,088	*,j,m	Morgan Stanley BV	0.000	06/14/19	24,369,731
		TOTAL UNITED STATES			24,369,731

		TOTAL EQUITY LINKED NOTES			24,369,731
		(Cost $24,051,458)

SHARES		COMPANY

COMMON STOCKS - 92.6%

ARGENTINA - 2.2%
878,080		BBVA Banco Frances S.A. (ADR)			11,968,231
815,500		Grupo Supervielle S.A. (ADR)			11,017,405
930,985	*	Loma Negra Cia Industrial Argentina S.A. (ADR)			10,464,271
		TOTAL ARGENTINA			33,449,907

BRAZIL - 12.2%
7,169,900	*	B2W Companhia Global Do Varejo			53,774,728
1,258,200		Banco do Brasil S.A.			10,894,813
2,971,500		Cia Brasileira de Distribuicao Grupo Pao de Acucar			65,830,129
3,295,200		Cyrela Brazil Realty S.A.			10,175,410
5,784,200		Lojas Americanas S.A.(Preference)			27,955,503
2,202,500		Via Varejo S.A.			12,493,332
		TOTAL BRAZIL			181,123,915

CHINA - 23.0%
468,454	*	Alibaba Group Holding Ltd (ADR)			87,708,643
93

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

136,400	*	Baidu, Inc (ADR)	$33,715,352
62,299,200		Bank of China Ltd	29,431,156
7,892,000		Brilliance China Automotive Holdings Ltd	10,331,935
8,978,000	*,†,e,m	China Animal Healthcare Ltd	11,438
9,070,700		China Life Insurance Co Ltd	22,793,485
3,289,500		China Overseas Land & Investment Ltd	10,363,334
14,443,400		CNOOC Ltd	24,197,715
259,300	*	JD.com, Inc (ADR)	9,298,498
5,272,400		Ping An Insurance Group Co of China Ltd	49,082,242
702,776		Tencent Holdings Ltd	31,986,404
1,264,600	*	Vipshop Holdings Ltd (ADR)	12,203,390
570,910		Yum China Holdings, Inc	20,598,433
		TOTAL CHINA	341,722,025

COLOMBIA - 0.7%
1,884,300		Almacenes Exito S.A.	10,586,761
		TOTAL COLOMBIA	10,586,761

HONG KONG - 5.6%
22,290	*,†,m	Asia Pacific Investment Partners Ltd	28
621,536	*,†,m	China Metal Recycling Holdings Ltd	792
2,426,560		Melco Crown Entertainment Ltd (ADR)	62,750,842
16,362,300		Sun Art Retail Group Ltd	20,916,448
		TOTAL HONG KONG	83,668,110

INDIA - 11.0%
1,177,300		Capital First Ltd	9,339,445
4,690,200	*	ICICI Bank Ltd	20,754,432
2,648,700		ITC Ltd	11,511,969
1,991,700		LIC Housing Finance Ltd	15,400,062
1,018,800	*	Multi Commodity Exchange of India Ltd	13,107,085
3,360,800		Reliance Industries Ltd	58,245,977
2,618,200	*	Tata Motors Ltd	9,905,037
4,614,700		Yes Bank Ltd	24,830,022
		TOTAL INDIA	163,094,029

ITALY - 2.5%
7,896,800		Prada S.p.A	37,628,174
		TOTAL ITALY	37,628,174

JAPAN - 0.8%
33,599		Nintendo Co Ltd	11,362,747
		TOTAL JAPAN	11,362,747

KOREA, REPUBLIC OF - 10.4%
73,400		E-Mart Co Ltd	14,349,480
533,000		Kangwon Land, Inc	12,378,484
26,100		Naver Corp	16,745,586
116,000		Samsung Electro-Mechanics Co Ltd	15,967,683
1,405,300		Samsung Electronics Co Ltd	58,334,323
73,900		Samsung SDI Co Ltd	15,183,046
546,900		Shinhan Financial Group Co Ltd	21,334,186
		TOTAL KOREA, REPUBLIC OF	154,292,788
94

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

PERU - 0.4%
475,659		Cia de Minas Buenaventura S.A. (ADR) (Series B)	$6,535,555
		TOTAL PERU	6,535,555

PHILIPPINES - 1.3%
37,343,600	*	Alliance Global Group, Inc	8,382,181
88,606,300	*	Melco Resorts And Entertainment Philippines Corp	11,496,044
		TOTAL PHILIPPINES	19,878,225

PORTUGAL - 0.5%
501,700		Jeronimo Martins SGPS S.A.	7,454,820
		TOTAL PORTUGAL	7,454,820

RUSSIA - 1.3%
764,757		Sberbank of Russian Federation (ADR)	10,758,271
328,400		X 5 Retail Group NV (GDR)	8,801,120
		TOTAL RUSSIA	19,559,391

SINGAPORE - 1.4%
1,438,200	*	Sea Ltd (ADR)	20,278,620
		TOTAL SINGAPORE	20,278,620

SOUTH AFRICA - 7.0%
1,271,000		Absa Group Ltd	16,558,243
305,717		Naspers Ltd (N Shares)	75,257,952
3,224,100		Woolworths Holdings Ltd	12,525,557
		TOTAL SOUTH AFRICA	104,341,752

SRI LANKA - 0.7%
11,956,700		John Keells Holdings plc	10,462,581
		TOTAL SRI LANKA	10,462,581

TAIWAN - 6.1%
9,520,500		ASE Industrial Holding Co Ltd	24,404,789
2,537,000		Bizlink Holdings Inc	16,245,572
594,000		Fubon Financial Holding Co Ltd	985,471
2,478,500		MediaTek, Inc	20,612,786
3,548,000		Taiwan Semiconductor Manufacturing Co Ltd	28,368,769
		TOTAL TAIWAN	90,617,387

TURKEY - 0.8%
8,271,700		Akbank TAS	12,179,272
		TOTAL TURKEY	12,179,272

UNITED ARAB EMIRATES - 0.9%
9,136,200		Emaar Properties PJSC	13,161,167
		TOTAL UNITED ARAB EMIRATES	13,161,167

UNITED STATES - 0.0%
22,290	*,†,m	Mongolian Metals Corporation	0
		TOTAL UNITED STATES	0
95

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY			VALUE

URUGUAY - 3.8%
7,978,796	a	Arcos Dorados Holdings, Inc			$55,851,572
		TOTAL URUGUAY			55,851,572

		TOTAL COMMON STOCKS			1,377,248,798
		(Cost $1,350,241,184)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
1,721,900	*,†,m	Ayala Land, Inc			3,242
		TOTAL PHILIPPINES			3,242

		TOTAL PREFERRED STOCKS			3,242
		(Cost $4,057)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE

SHORT-TERM INVESTMENTS - 4.9%

GOVERNMENT AGENCY DEBT - 0.6%
$9,600,000		Federal Home Loan Bank (FHLB)	1.770%	08/01/18	9,600,000
		TOTAL GOVERNMENT AGENCY DEBT			9,600,000

TREASURY DEBT - 4.3%
23,755,000		United States Treasury Bill	1.866	08/02/18	23,753,813
22,150,000		United States Treasury Bill	1.829	08/09/18	22,140,906
16,910,000		United States Treasury Bill	1.873	08/30/18	16,884,152
		TOTAL TREASURY DEBT			62,778,871

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
701,877	c	State Street Navigator Securities Lending Government Money Market Portfolio			701,877
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			701,877

		TOTAL SHORT-TERM INVESTMENTS			73,080,748
		(Cost $73,081,175)
		TOTAL INVESTMENTS - 99.2%			1,474,702,572
		(Cost $1,447,911,874)
		OTHER ASSETS & LIABILITIES, NET - 0.8%			12,257,989
		NET ASSETS - 100.0%			$1,486,960,561

Abbreviation(s):
ADR American Depository Receipt
GDR Global Depository Receipt

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,274.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
96

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2018

		% OF
SECTOR	VALUE	NET ASSETS
CONSUMER DISCRETIONARY	$434,624,891	29.2%
INFORMATION TECHNOLOGY	364,668,748	24.5
FINANCIALS	304,803,633	20.5
CONSUMER STAPLES	139,450,727	9.4
ENERGY	82,443,692	5.5
INDUSTRIALS	35,090,334	2.4
REAL ESTATE	23,527,743	1.6
MATERIALS	17,000,618	1.1
HEALTH CARE	11,438	0.0
SHORT-TERM INVESTMENTS	73,080,748	4.9
OTHER ASSETS & LIABILITIES, NET	12,257,989	0.8

NET ASSETS	$1,486,960,561	100.0%
97

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS

ENHANCED INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUSTRALIA - 7.9%
442,444		AGL Energy Ltd	$7,239,929
191,542		Aristocrat Leisure Ltd	4,587,993
131,521		BHP Billiton Ltd	3,434,871
426,471		BlueScope Steel Ltd	5,603,769
344,386		Caltex Australia Ltd	8,331,334
57,048		CIMIC Group Ltd	2,051,664
166,452		Coca-Cola Amatil Ltd	1,185,654
153,488		Commonwealth Bank of Australia	8,547,271
201,169		Crown Resorts Ltd	2,020,312
62,481		CSL Ltd	9,141,369
237,948		Macquarie Group Ltd	21,709,847
64,808		Ramsay Health Care Ltd	2,706,294
183,298		Rio Tinto Ltd	11,078,006
430,615		Rio Tinto plc	23,641,134
6,966		Sonic Healthcare Ltd	135,119
2,145,614		South32 Ltd	5,710,300
2,782,886		Stockland Trust Group	8,599,091
2,157,424		Telstra Corp Ltd	4,549,234
28	e	TPG Telecom Ltd	120
686,028		Westpac Banking Corp	15,018,844
557,873		Woolworths Ltd	12,480,642
		TOTAL AUSTRALIA	157,772,797

AUSTRIA - 0.7%
135,311		OMV AG.	7,646,846
187,001		Raiffeisen International Bank Holding AG.	6,235,581
		TOTAL AUSTRIA	13,882,427

BELGIUM - 0.6%
4,556		Anheuser-Busch InBev S.A.	463,637
145,544		KBC Groep NV	11,173,194
5,825		UCB S.A.	500,802
		TOTAL BELGIUM	12,137,633

CHINA - 0.0%
289,200		Yangzijiang Shipbuilding	201,576
		TOTAL CHINA	201,576

DENMARK - 1.6%
103,249		DSV AS	8,650,021
19,082		H Lundbeck AS	1,380,984
239,484		Novo Nordisk AS	11,913,679
174,732	g	Orsted AS	10,782,428
		TOTAL DENMARK	32,727,112

98

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

FINLAND - 1.5%
106,867		Elisa Oyj (Series A)	$4,640,264
42,734		Neste Oil Oyj	3,524,968
587,722		UPM-Kymmene Oyj	20,848,048
		TOTAL FINLAND	29,013,280

FRANCE - 10.5%
271,825		Accor S.A.	13,994,013
43,972		Arkema	5,506,302
739,211		AXA S.A.	18,626,019
330,983		BNP Paribas	21,470,802
68,214		Cap Gemini S.A.	8,726,842
338,121		Edenred	13,262,981
124,084		Eiffage S.A.	13,866,480
196,968		Faurecia	13,379,685
13,606		Fonciere Des Regions	1,417,096
945		Hermes International	598,086
3,956		Kering	2,102,556
19,823		L’Oreal S.A.	4,844,171
45,921		LVMH Moet Hennessy Louis Vuitton S.A.	16,002,919
814,318		Natixis	5,841,453
130,727	*	Orange S. A.	2,227,810
765,927		Peugeot S.A.	21,998,924
33,952		Safran S.A.	4,210,175
323,842		Sanofi-Aventis	28,173,055
171,021	*	Total S.A.	11,154,897
6,265	*	Ubisoft Entertainment	690,528
4,488		Vinci S.A.	451,590
		TOTAL FRANCE	208,546,384

GERMANY - 10.1%
144,231		Allianz AG.	31,911,750
178,709		BASF SE	17,130,775
106,876		Bayer AG.	11,898,196
28,509		Continental AG.	6,570,068
220,374	g	Covestro AG.	21,163,982
274,127		Deutsche Annington Immobilien SE	13,266,996
792,066		Deutsche Lufthansa AG.	22,223,321
27,914		Deutsche Telekom AG.	461,560
17,933		Henkel KGaA	1,923,008
25,212		Hochtief AG.	4,533,532
858,335		Infineon Technologies AG.	22,731,082
5,401		Linde AG.	1,130,700
63,561		ProSiebenSat. Media AG.	1,715,501
48,944		SAP AG.	5,696,394
32,582		Siemens AG.	4,598,589
27,298		TUI AG. (DI)	583,978
77,921		Volkswagen AG.	13,444,513
111,014		Wirecard AG.	20,767,828
		TOTAL GERMANY	201,751,773
99

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

HONG KONG - 3.7%
2,559,575		AIA Group Ltd	$22,405,375
165,600		ASM Pacific Technology	1,992,775
194,500		CK Asset Holdings Ltd	1,489,574
892,340		CK Hutchison Holdings Ltd	9,712,839
287,000		CLP Holdings Ltd	3,280,679
498,000		Galaxy Entertainment Group Ltd	4,012,201
19,300		Hang Seng Bank Ltd	525,968
114,000		Jardine Matheson Holdings Ltd	7,718,801
854,500		Kerry Properties Ltd	4,334,677
692,500		Swire Pacific Ltd (Class A)	7,521,074
1,995,000		Wharf Holdings Ltd	6,604,737
501,000		Wheelock & Co Ltd	3,556,789
		TOTAL HONG KONG	73,155,489

IRELAND - 0.3%
246,312		AIB Group plc	1,411,607
28,148		Bank of Ireland Group plc	241,577
46,400		Kerry Group plc (Class A)	4,921,186
1,555	*	Ryanair Holdings plc (ADR)	163,897
5,766		Smurfit Kappa Group plc	236,926
		TOTAL IRELAND	6,975,193

ISRAEL - 0.7%
1,520,595		Bank Leumi Le-Israel	9,530,010
304,773		Israel Chemicals Ltd	1,459,049
168,000		Teva Pharmaceutical Industries Ltd (ADR)	4,021,920
		TOTAL ISRAEL	15,010,979

ITALY - 2.2%
1,579,164		Banca Intesa S.p.A. RSP	5,030,277
3,037,155		Enel S.p.A.	16,919,769
130,621		ENI S.p.A.	2,514,263
1,124,148		UniCredit S.p.A.	19,849,238
		TOTAL ITALY	44,313,547

JAPAN - 23.4%
258,700		Alfresa Holdings Corp	6,193,539
186,700		Asahi Breweries Ltd	9,074,509
120,900		Asahi Glass Co Ltd	5,067,475
1,069,700		Asahi Kasei Corp	14,298,614
359,000		Astellas Pharma, Inc	5,855,607
203,000		Brother Industries Ltd	4,141,018
54,600		Central Japan Railway Co	11,371,969
22,200		Chugai Pharmaceutical Co Ltd	1,129,219
11,200		Daifuku Co Ltd	493,575
1,152,200		Dai-ichi Mutual Life Insurance Co	21,755,234
440,500		Daiwa House Industry Co Ltd	16,063,065
858,700		Daiwa Securities Group, Inc	5,008,357
2,100		Fast Retailing Co Ltd	919,707
130,000		Fuji Electric Holdings Co Ltd	960,312
176,400		Hitachi Construction Machinery Co Ltd	5,673,404
97,700		Hitachi High-Technologies Corp	3,990,089
100

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

1,716,000		Hitachi Ltd	$11,996,140
4,300		Idemitsu Kosan Co Ltd	193,695
189,100		Itochu Corp	3,357,734
256,500		Japan Airlines Co Ltd	9,468,556
129,900		JTEKT Corp	1,883,797
847,600		JX Holdings, Inc	6,214,096
604,000		Kansai Electric Power Co, Inc	8,598,210
17,100		Kao Corp	1,249,188
264,700		KDDI Corp	7,368,412
703,100		Kirin Brewery Co Ltd	18,000,339
137,400		Komatsu Ltd	4,059,909
262,300		Kyushu Railway Co	8,061,572
68,600		Lion Corp	1,242,109
275,800		Mediceo Paltac Holdings Co Ltd	5,607,951
252,300		Minebea Co Ltd	4,528,057
153,900		Mitsubishi Chemical Holdings Corp	1,348,080
530,985		Mitsubishi Corp	14,842,643
235,625		Mitsubishi Gas Chemical Co, Inc	5,264,562
1,189,400		Mitsubishi Motors Corp	9,092,852
27,400		Mitsubishi UFJ Financial Group, Inc	168,150
646,100		Mitsui & Co Ltd	10,828,658
40,800		Mitsui Chemicals, Inc	1,098,871
38,200		Murata Manufacturing Co Ltd	6,684,074
108,900		Namco Bandai Holdings, Inc	4,356,921
4,500		Nintendo Co Ltd	1,521,842
164,400		Nippon Telegraph & Telephone Corp	7,604,082
66,400		NKSJ Holdings, Inc	2,698,770
79,500		Nomura Research Institute Ltd	3,820,568
64,272		NTT DoCoMo, Inc	1,654,678
38,300		Obic Co Ltd	3,290,249
68,800		Oracle Corp Japan	5,774,713
395,400		Panasonic Corp	5,080,537
25,176		Pola Orbis Holdings, Inc	975,629
136,300		SBI Holdings, Inc	3,720,881
679,700		Shimizu Corp	7,114,015
2,100		Shin-Etsu Chemical Co Ltd	212,439
144,000		Shionogi & Co Ltd	7,859,887
8,200		Shiseido Co Ltd	604,098
106,700		Softbank Corp	8,911,818
346,900		Sony Corp	18,644,768
525,200		Sony Financial Holdings, Inc	10,092,487
42,500		Sumco Corp	909,362
834,000		Sumitomo Chemical Co Ltd	4,802,778
184,100		Sumitomo Corp	3,031,526
58,000		Sumitomo Realty & Development Co Ltd	2,125,085
286,791		Suzuki Motor Corp	16,868,450
14,200		T&D Holdings, Inc	212,177
30,400		Takeda Pharmaceutical Co Ltd	1,283,576
158,800		Terumo Corp	8,723,857
56,500		THK Co Ltd	1,539,065
260,800		Tokio Marine Holdings, Inc	12,407,801
28,800	*	Tokyo Electric Power Co, Inc	138,005
89,300		Tokyo Electron Ltd	15,654,281
101

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

89,600		Tokyo Tatemono Co Ltd	$1,206,395
27,000		Tokyu Fudosan Holdings Corp	183,531
499,076		Toyota Motor Corp	32,804,807
144,300		Toyota Tsusho Corp	4,932,626
45,400		Uni-Charm Corp	1,382,591
191,700		Yamaha Motor Co Ltd	5,060,872
253,600		Yamazaki Baking Co Ltd	6,306,276
		TOTAL JAPAN	466,664,791

LUXEMBOURG - 0.0%
32,138		ArcelorMittal	1,030,029
		TOTAL LUXEMBOURG	1,030,029

NETHERLANDS - 5.5%
257,771	g	ABN AMRO Group NV (ADR)	7,134,059
48,059		ASML Holding NV	10,292,711
39,159		DSM NV	4,173,562
111,335		EXOR NV	7,303,454
72,552	e	Heineken Holding NV	7,015,626
931,175		Koninklijke Ahold Delhaize NV	23,680,394
32,202		Randstad Holdings NV	2,038,003
779,928		Royal Dutch Shell plc (A Shares)	26,725,700
626,869		Royal Dutch Shell plc (B Shares)	21,957,470
		TOTAL NETHERLANDS	110,320,979

NEW ZEALAND - 0.1%
162,584		Ryman Healthcare Ltd	1,349,113
506,382		Telecom Corp of New Zealand Ltd	1,337,045
		TOTAL NEW ZEALAND	2,686,158

NORWAY - 1.2%
99,717		Aker BP ASA	3,562,983
95,948		DNB NOR Holding ASA	1,932,081
385,557		Orkla ASA	3,262,506
753,387		Telenor ASA	14,737,762
		TOTAL NORWAY	23,495,332

PORTUGAL - 0.4%
17,224		Galp Energia SGPS S.A.	353,749
481,471		Jeronimo Martins SGPS S.A.	7,154,235
		TOTAL PORTUGAL	7,507,984

SINGAPORE - 1.3%
147,936		DBS Group Holdings Ltd	2,910,687
3,412,000		Genting Singapore Ltd	3,208,110
395,000		Oversea-Chinese Banking Corp	3,365,072
30,500		Singapore Airlines Ltd	221,319
269,400		Singapore Exchange Ltd	1,474,660
721,400		United Overseas Bank Ltd	14,345,383
82,400		Wilmar International Ltd	189,771
		TOTAL SINGAPORE	25,715,002
102

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

SOUTH AFRICA - 0.6%
566,319	e	Anglo American plc (London)	$12,819,098
		TOTAL SOUTH AFRICA	12,819,098

SPAIN - 2.1%
22,807	g	Aena S.A.	4,141,170
2,404,102	e	Banco Santander S.A.	13,506,521
282,452		Endesa S.A.	6,531,585
4,969	m	Iberdrola S.A.	38,634
61,220		Iberdrola S.A.	475,979
832,311		Repsol YPF S.A.	16,508,866
		TOTAL SPAIN	41,202,755

SWEDEN - 2.7%
50,794	*	Epiroc AB	538,270
63,926		Investment AB Kinnevik (B Shares)	2,206,326
1,206,640		Sandvik AB	22,064,225
91,431		Swedish Match AB	4,998,283
1,329,529		Volvo AB (B Shares)	23,331,914
		TOTAL SWEDEN	53,139,018

SWITZERLAND - 7.9%
1,541		Barry Callebaut AG.	2,625,358
109,682		Ferguson plc	8,649,826
1,492		Lindt & Spruengli AG.	10,285,970
451,888		Nestle S.A.	36,825,866
315,809		Novartis AG.	26,503,231
35,102		Pargesa Holding S.A.	2,931,915
12,887		Partners Group	9,779,511
174,800		Roche Holding AG.	42,938,975
1,133		SGS S.A.	2,953,347
613		Straumann Holding AG.	476,011
16,328		Swatch Group AG.	7,308,259
15,654		Swisscom AG.	7,349,483
		TOTAL SWITZERLAND	158,627,752

UNITED ARAB EMIRATES - 0.3%
115,084		NMC Health plc	5,724,298
		TOTAL UNITED ARAB EMIRATES	5,724,298

UNITED KINGDOM - 13.5%
331,817		Admiral Group plc	8,625,480
670,162		Ashtead Group plc	20,573,576
77,012		AstraZeneca plc (ADR)	3,013,480
65,693	g	Auto Trader Group plc	366,426
625,217		Barratt Developments plc	4,378,964
5,180		Berkeley Group Holdings plc	253,542
234,093		BP plc (ADR)	10,555,253
668,076		British American Tobacco plc	36,725,640
918,383		BT Group plc	2,809,410
4,815		Coca-Cola European Partners plc (Class A)	198,571
68,662		Diageo plc	2,519,034
103

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY			VALUE

276,835	*	Fiat DaimlerChrysler Automobiles NV			$4,720,375
1,362,588		GlaxoSmithKline plc			28,301,284
1,659,148		HSBC Holdings plc			15,888,490
1,162,978		International Consolidated Airlines Group S.A.			10,800,154
6,179,428		Legal & General Group plc			21,265,445
15,310,160		Lloyds TSB Group plc			12,549,401
202,123		National Grid plc			2,159,272
81,472		Next plc			6,342,943
610,085		Persimmon plc			19,842,754
563,515		Prudential plc			13,295,309
259,710		Sage Group plc			2,117,921
468,493		Scottish & Southern Energy plc			7,676,918
438,461		Segro plc			3,821,794
5,531,994		Tesco plc			18,891,785
36,284	e	Unilever NV			2,093,259
366,523		Vodafone Group plc (ADR)			8,998,140
		TOTAL UNITED KINGDOM			268,784,620

UNITED STATES - 0.9%
250,000		iShares MSCI EAFE Index Fund			17,220,000
		TOTAL UNITED STATES			17,220,000

		TOTAL COMMON STOCKS			1,990,426,006
		(Cost $1,830,080,403)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE

SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.1%
$2,450,000		Federal Home Loan Bank (FHLB)	1.770%	08/01/18	2,450,000
		TOTAL GOVERNMENT AGENCY DEBT			2,450,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
14,821,843	c	State Street Navigator Securities Lending Government Money Market Portfolio			14,821,843
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			14,821,843

		TOTAL SHORT-TERM INVESTMENTS			17,271,843
		(Cost $17,271,843)
		TOTAL INVESTMENTS - 100.6%			2,007,697,849
		(Cost $1,847,352,246)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(12,798,572)
		NET ASSETS - 100.0%			$1,994,899,277

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $14,196,772.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2018, the aggregate value of these securities amounted to $43,588,065 or 2.2% of net assets.
m	Indicates a security that has been deemed illiquid.
104

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS

ENHANCED INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2018

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$411,326,464	20.6%
INDUSTRIALS	284,172,163	14.2
CONSUMER DISCRETIONARY	239,894,610	12.0
CONSUMER STAPLES	221,119,335	11.1
HEALTH CARE	214,831,446	10.8
MATERIALS	161,991,895	8.1
INFORMATION TECHNOLOGY	131,164,843	6.6
ENERGY	119,244,120	6.0
TELECOMMUNICATION SERVICES	72,649,818	3.6
REAL ESTATE	70,189,904	3.5
UTILITIES	63,841,408	3.2
SHORT-TERM INVESTMENTS	17,271,843	0.9
OTHER ASSETS & LIABILITIES, NET	(12,798,572)	(0.6)

NET ASSETS	$1,994,899,277	100.0%
105

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUSTRIA - 0.8%
1,671,179		Wienerberger AG.	$40,965,966
		TOTAL AUSTRIA	40,965,966

CHINA - 0.7%
91,037	*	Alibaba Group Holding Ltd (ADR)	17,044,857
383,629		Tencent Holdings Ltd	17,460,631
		TOTAL CHINA	34,505,488

FRANCE - 16.7%
4,168,444		Accor S.A.	214,598,577
95,285		Airbus SE	11,793,342
2,555,252	e,g	ALD S.A.	45,659,404
4,074,495		Credit Agricole S.A.	57,247,309
19,016		Essilor International S.A.	2,802,274
258,309		Kering	137,287,426
900,628		Nexity	55,417,661
1,736,215		Schneider Electric S.A.	139,358,707
500,268		Valeo S.A.	24,513,787
1,437,026		Vinci S.A.	144,596,024
		TOTAL FRANCE	833,274,511

GERMANY - 20.1%
1,116,874		Bayerische Motoren Werke AG.	107,979,712
288,044		Continental AG.	66,381,446
2,936,268		Daimler AG. (Registered)	203,231,298
2,020,339		Lanxess AG.	166,011,490
1,220,757		Linde AG. (Tender)	301,889,319
21,906	*	Puma SE	10,989,170
73,388		Siemens AG.	10,357,906
6,240,925		TUI AG. (DI)	133,510,222
		TOTAL GERMANY	1,000,350,563

HONG KONG - 1.1%
2,039,760		Melco Crown Entertainment Ltd (ADR)	52,748,194
		TOTAL HONG KONG	52,748,194

INDIA - 6.9%
2,343,429		Asian Paints Ltd	49,658,478
112,197		Eicher Motors Ltd	45,563,235
2,177,207		HDFC Bank Ltd	68,744,386
4,051,342		Housing Development Finance Corp	117,976,154
2,078,853		IndusInd Bank Ltd	60,608,263
		TOTAL INDIA	342,550,516
106

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

ITALY - 8.3%
7,013,618		Mediobanca S.p.A.	$72,623,550
1,562,219		Moncler S.p.A	68,852,627
10,250,145		Prada S.p.A	48,841,840
12,580,860	e	UniCredit S.p.A.	222,142,001
		TOTAL ITALY	412,460,018

JAPAN - 18.8%
544,014		Dentsu, Inc	22,843,537
11,938,895		Hitachi Ltd	83,461,923
2,150,815		Ishikawajima-Harima Heavy Industries Co Ltd	75,537,137
9,743,092		JX Holdings, Inc	71,430,514
2,365,292		Komatsu Ltd	69,889,879
1,139,873		Konami Corp	53,629,720
654,200		Murata Manufacturing Co Ltd	114,469,147
179,136		Nintendo Co Ltd	60,581,479
379,273		Shin-Etsu Chemical Co Ltd	38,367,861
3,372,965		Sony Corp	181,286,109
2,494,600		Toyota Motor Corp	163,972,763
		TOTAL JAPAN	935,470,069

KOREA, REPUBLIC OF - 0.4%
91,658		Samsung SDI Co Ltd	18,831,496
		TOTAL KOREA, REPUBLIC OF	18,831,496

NETHERLANDS - 0.3%
160,737	e	Heineken NV	16,241,160
		TOTAL NETHERLANDS	16,241,160

NORWAY - 1.2%
1,420,533		Yara International ASA	62,634,270
		TOTAL NORWAY	62,634,270

RUSSIA - 0.4%
1,269,110		Sberbank of Russian Federation (ADR)	17,853,291
		TOTAL RUSSIA	17,853,291

SPAIN - 1.2%
4,089,905	*,e	Siemens Gamesa Renewable Energy	57,692,029
		TOTAL SPAIN	57,692,029

SWEDEN - 1.5%
1,084,473		Atlas Copco AB (A Shares)	31,055,409
1,891,432		Electrolux AB (Series B)	44,365,792
		TOTAL SWEDEN	75,421,201

SWITZERLAND - 6.0%
30,537		Burckhardt Compression Holding AG.	11,104,491
14,415,608		Credit Suisse Group	231,839,228
24,019		Geberit AG.	10,695,050
251,728		Vifor Pharma AG.	47,615,162
		TOTAL SWITZERLAND	301,253,931
107

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY			VALUE

UNITED KINGDOM - 15.0%
7,803,287		CNH Industrial NV			$91,606,837
817,816		Experian Group Ltd			20,079,174
229,836,637		Lloyds TSB Group plc			188,392,036
1,416,552		Reckitt Benckiser Group plc			126,286,406
62,520,145		Tesco plc			213,506,579
6,934,813		Travis Perkins plc			108,826,973
		TOTAL UNITED KINGDOM			748,698,005

		TOTAL COMMON STOCKS			4,950,950,708
		(Cost $4,382,752,663)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.5%

GOVERNMENT AGENCY DEBT - 0.2%
$8,800,000		Federal Home Loan Bank (FHLB)	1.770%	08/01/18	8,800,000
		TOTAL GOVERNMENT AGENCY DEBT			8,800,000

TREASURY DEBT - 0.7%
12,710,000		United States Treasury Bill	1.866	08/02/18	12,709,365
6,485,000		United States Treasury Bill	1.853	08/16/18	6,479,967
17,290,000		United States Treasury Bill	1.845	08/23/18	17,270,215
		TOTAL TREASURY DEBT			36,459,547

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.6%
80,401,666	c	State Street Navigator Securities Lending Government Money Market Portfolio			80,401,666
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			80,401,666

		TOTAL SHORT-TERM INVESTMENTS			125,661,213
		(Cost $125,661,532)
		TOTAL INVESTMENTS - 101.9%			5,076,611,921
		(Cost $4,508,414,195)
		OTHER ASSETS & LIABILITIES, NET - (1.9)%			(95,425,342)
		NET ASSETS - 100.0%			$4,981,186,579

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $76,003,325.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2018, the aggregate value of these securities amounted to $45,659,404 or 0.9% of net assets.
108

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
July 31, 2018

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$1,481,402,500	29.7%
FINANCIALS	1,037,426,218	20.8
INDUSTRIALS	873,815,597	17.5
MATERIALS	659,527,384	13.2
INFORMATION TECHNOLOGY	365,479,253	7.4
CONSUMER STAPLES	356,034,145	7.2
ENERGY	71,430,514	1.5
REAL ESTATE	55,417,661	1.1
HEALTH CARE	50,417,436	1.0
SHORT-TERM INVESTMENTS	125,661,213	2.5
OTHER ASSETS & LIABILITIES, NET	(95,425,342)	(1.9)

NET ASSETS	$4,981,186,579	100.0%
109

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS
INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 93.6%

AUSTRALIA - 3.6%
1,443,200	*,e	Afterpay Touch Group Ltd	$15,283,852
785,401		Australia & New Zealand Banking Group Ltd	17,074,360
934,508		BHP Billiton Ltd	24,406,100
		TOTAL AUSTRALIA	56,764,312

AUSTRIA - 0.8%
187,272		ams AG.	13,473,079
		TOTAL AUSTRIA	13,473,079

BRAZIL - 4.4%
1,599,900	*	B2W Companhia Global Do Varejo	11,999,357
1,469,637		Banco Itau Holding Financeira S.A.	17,620,138
2,635,900		Localiza Rent A Car	16,679,355
489,457	*	Pagseguro Digital Ltd	13,176,182
1,897,600		Via Varejo S.A.	10,763,836
		TOTAL BRAZIL	70,238,868

CANADA - 8.5%
405,366		Alimentation Couche Tard, Inc	18,619,071
230,600		Bank of Montreal	18,278,177
1,009,191		Cenovus Energy, Inc (Toronto)	10,124,105
861,495		Dollarama, Inc	31,126,006
130,400	*	Shopify, Inc (Class A) (Toronto)	18,165,882
382,104	*,g	Spin Master Corp	15,656,027
541,721		Suncor Energy, Inc	22,812,374
		TOTAL CANADA	134,781,642

CHINA - 5.3%
14,247,400	*,†,e,m	China Animal Healthcare Ltd	18,152
11,299,500		China Everbright International Ltd	13,786,256
1,226,600		Sunny Optical Technology Group Co Ltd	20,345,126
744,000		Tencent Holdings Ltd	33,862,688
436,400		Yum China Holdings, Inc	15,745,312
		TOTAL CHINA	83,757,534

DENMARK - 1.6%
510,300		Novo Nordisk AS	25,386,040
		TOTAL DENMARK	25,386,040

FINLAND - 1.5%
1,324,969		Outokumpu Oyj	8,968,182
296,996		Sampo Oyj (A Shares)	15,083,827
		TOTAL FINLAND	24,052,009
110

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

FRANCE - 3.5%
83,512		L’Oreal S.A.	$20,407,933
135,639		Teleperformance	24,839,795
211,204		Valeo S.A.	10,349,273
		TOTAL FRANCE	55,597,001

GERMANY - 5.7%
144,082		Beiersdorf AG.	16,795,501
208,451		Fresenius Medical Care AG.	20,335,260
108,757		Linde AG. (Tender)	26,895,260
145,300		Wirecard AG.	27,181,846
		TOTAL GERMANY	91,207,867

HONG KONG - 2.1%
2,685,000		AIA Group Ltd	23,503,290
416,902		Melco Crown Entertainment Ltd (ADR)	10,781,085
		TOTAL HONG KONG	34,284,375

INDIA - 1.3%
302,800		ABB ASEA Brown Boveri Ltd	7,321,551
1,358,120		Container Corp Of India Ltd	13,267,403
		TOTAL INDIA	20,588,954

INDONESIA - 0.9%
68,313,000		Bank Rakyat Indonesia	14,554,704
		TOTAL INDONESIA	14,554,704

IRELAND - 3.4%
491,610		CRH plc	16,814,432
706,986		Keywords Studios plc	16,911,265
484,389		Smurfit Kappa Group plc	19,903,662
		TOTAL IRELAND	53,629,359

ITALY - 1.4%
498,689		Moncler S.p.A	21,979,023
		TOTAL ITALY	21,979,023

JAPAN - 14.4%
196,500		en-japan, Inc	9,298,015
187,700	e	GMO Payment Gateway, Inc	21,151,001
1,753,200	e	Infomart Corp	21,995,822
629,200		Kubota Corp	10,563,029
217,300	e	Megachips Corp	4,962,099
563,100	e	MonotaRO Co Ltd	28,358,735
2,329,200		Nomura Holdings, Inc	11,043,677
879,600		ORIX Corp	14,247,311
354,000		Paltac Corp	18,711,943
318,402		Seria Co Ltd	14,628,914
206,799	*,e	SHIFT, Inc	8,920,335
808,400		SMS Co Ltd	16,455,119
111

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

169,100		Sysmex Corp	$16,035,122
237,100		TechnoPro Holdings, Inc	15,049,249
736,500	*,e	Tokyo Base Co Ltd	4,115,596
125,157	e	Wash House Co Ltd	2,165,324
487,400	e	Yume No Machi Souzou Iinkai Co Ltd	11,192,896
		TOTAL JAPAN	228,894,187

NETHERLANDS - 2.6%
350	*,g	Adyen NV	223,627
107,047		ASML Holding NV	22,926,067
1,165,720		ING Groep NV	17,820,069
		TOTAL NETHERLANDS	40,969,763

NORWAY - 5.1%
815,986		Aker BP ASA	29,155,957
944,257		DNB NOR Holding ASA	19,014,262
790,055		Statoil ASA	20,961,904
340,210		TGS Nopec Geophysical Co ASA	12,970,962
		TOTAL NORWAY	82,103,085

PHILIPPINES - 1.5%
5,703,054		Banco de Oro Universal Bank	14,194,999
6,009,020		Robinsons Retail Holdings, Inc	9,663,315
		TOTAL PHILIPPINES	23,858,314

PORTUGAL - 0.8%
896,996		Jeronimo Martins SGPS S.A.	13,328,570
		TOTAL PORTUGAL	13,328,570

SPAIN - 1.5%
279,399		Amadeus IT Holding S.A.	23,834,398
142,139	*,†,e,m	Let’s GOWEX S.A.	8,197
		TOTAL SPAIN	23,842,595

SWEDEN - 3.2%
416,726		Boliden AB	12,405,010
411,035		Hexagon AB (B Shares)	25,052,332
500,800	e	Intrum Justitia AB	13,473,916
		TOTAL SWEDEN	50,931,258

SWITZERLAND - 2.7%
81,367		Lonza Group AG.	25,046,167
222,935		Novartis AG.	18,709,086
		TOTAL SWITZERLAND	43,755,253

TAIWAN - 1.4%
912,500		Dadi Early-Childhood Education Group Ltd	7,520,756
1,781,949		Hota Industrial Manufacturing Co Ltd	7,601,997
778,000		Nien Made Enterprise Co Ltd	6,741,563
		TOTAL TAIWAN	21,864,316
112

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

UNITED KINGDOM - 14.7%
112,900	*	accesso Technology Group plc	$4,008,454
1,191,980		Ashtead Group plc	36,593,079
189,272	*	ASOS plc	15,070,269
2,404,119		Beazley plc	17,696,511
5,902,388	*	boohoo.com plc	15,540,426
1,270,400		CNH Industrial NV	14,913,885
419,500		Dechra Pharmaceuticals plc	16,427,835
1,907,986		Electrocomponents plc	17,948,165
543,423		Fevertree Drinks plc	24,568,476
1,517,394	*	Just Eat plc	15,772,894
3,142,585	*,e	Purplebricks Group plc	11,582,434
208,735		Rightmove plc	13,335,328
5,592,178		Taylor Wimpey plc	12,833,282
2,088,815		Vesuvius plc	17,361,210
		TOTAL UNITED KINGDOM	233,652,248

UNITED STATES - 1.7%
832,500		Burford Capital Ltd	20,103,402
335,800		Travelport Worldwide Ltd	6,346,620
		TOTAL UNITED STATES	26,450,022

		TOTAL COMMON STOCKS	1,489,944,378
		(Cost $1,052,860,328)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 11.5%

GOVERNMENT AGENCY DEBT - 1.4%
$22,350,000		Federal Home Loan Bank (FHLB)	1.770%	08/01/18	22,350,000
		TOTAL GOVERNMENT AGENCY DEBT			22,350,000

TREASURY DEBT - 4.3%
15,950,000		United States Treasury Bill	1.866	08/02/18	15,949,203
24,060,000		United States Treasury Bill	1.848	08/16/18	24,041,328
29,200,000		United States Treasury Bill	1.854 -1.873	08/30/18	29,155,366
		TOTAL TREASURY DEBT			69,145,897

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.8%
92,558,233	c	State Street Navigator Securities Lending Government Money Market Portfolio			92,558,233
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			92,558,233

		TOTAL SHORT-TERM INVESTMENTS			184,054,130
		(Cost $184,055,302)
		TOTAL INVESTMENTS - 105.1%			1,673,998,508
		(Cost $1,236,915,630)
		OTHER ASSETS & LIABILITIES, NET - (5.1)%			(81,562,062)
		NET ASSETS - 100.0%			$1,592,436,446

113

TIAA-CREF FUNDS - International Opportunities Fund

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $81,973,645.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2018, the aggregate value of these securities amounted to $15,879,654 or 1.0% of net assets.
m	Indicates a security that has been deemed illiquid.
114

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS
INTERNATIONAL OPPORTUNITIES FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
July 31, 2018

SECTOR	VALUE	% OF NET ASSETS
INFORMATION TECHNOLOGY	$361,332,180	22.7%
CONSUMER DISCRETIONARY	251,844,436	15.8
FINANCIALS	220,234,727	13.8
INDUSTRIALS	214,183,927	13.5
HEALTH CARE	121,957,662	7.7
MATERIALS	109,392,646	6.9
CONSUMER STAPLES	103,382,866	6.5
ENERGY	96,025,302	6.0
REAL ESTATE	11,582,434	0.7
TELECOMMUNICATION SERVICES	8,198	0.0
SHORT-TERM INVESTMENTS	184,054,130	11.5
OTHER ASSETS & LIABILITIES, NET	(81,562,062)	(5.1)

NET ASSETS	$1,592,436,446	100.0%

115

TIAA-CREF FUNDS - International Small-Cap Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.2%

AUSTRALIA - 4.2%
886,644		Abacus Property Group	$2,469,222
156,000		Ansell Ltd	3,343,515
400,000		Atlas Arteria Ltd	1,943,557
1,839,000		Australian Pharmaceutical Industries Ltd	2,314,493
2,401,714		Beach Petroleum Ltd	3,407,629
15,297		Cedar Woods Properties Ltd	69,818
633,800		Downer EDI Ltd	3,481,410
2,000,000		Evolution Mining Ltd	4,147,437
561,000		GDI Property Group	529,255
805,000		ING Office Fund	3,086,833
1,444,000	e	Nine Entertainment Co Holdings Ltd	2,405,473
400,000		Northern Star Resources Ltd	2,139,967
1,168,890		Shopping Centres Australasia Property Group	2,090,330
300,000		Super Cheap Auto Group Ltd	2,061,596
606,589		Tassal Group Ltd	1,883,808
1,407,000		Whitehaven Coal Ltd	5,686,978
		TOTAL AUSTRALIA	41,061,321

AUSTRIA - 0.6%
15,000	e	ams AG.	1,079,159
52,000		CA Immobilien Anlagen AG.	1,819,321
45,000		POLYTEC Holding AG.	706,895
72,000		Sparkassen Immobilien AG.	1,565,994
116,000		Uniqa Versicherungen AG.	1,159,925
		TOTAL AUSTRIA	6,331,294

BELGIUM - 0.7%
25,000		bpost S.A.	394,109
55,000		KBC Ancora	3,018,065
22,733		Warehouses De Pauw SCA	3,052,145
		TOTAL BELGIUM	6,464,319

BRAZIL - 1.5%
50,000	*	B2W Companhia Global Do Varejo	375,003
279,232		Banco ABC Brasil S.A.	1,154,632
10,559	*,h,m	Banco ABC Brasil S.A. (ADR)	43,662
175,000		Banco do Estado do Rio Grande do Sul	733,421
82,000		CVC Brasil Operadora e Agencia de Viagens S.A.	963,472
490,000		Estacio Participacoes S.A.	3,387,819
78,000		Magnesita Refratarios S.A.	1,424,586
85,000		Multiplus S.A.	627,315
456,000		QGEP Participacoes S.A.	1,965,758
182,000		SLC Agricola S.A.	2,565,156
116

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

100,000		Smiles Fidelidade S.A.	$1,364,133
		TOTAL BRAZIL	14,604,957

CANADA - 6.1%
101,000		AGF Management Ltd	508,552
50,000		BRP, Inc	2,332,321
76,000		Canadian Apartment Properties REIT	2,532,652
167,000	*	Canfor Corp	3,661,329
36,000		Capital Power Corp	731,153
381,000	e	Chorus Aviation, Inc	2,152,708
59,000		Cogeco Communications, Inc	3,202,060
284,000		Dream Global REIT	3,041,181
14,000	e	Exchange Income Corp	357,843
179,000	e	Genworth MI Canada, Inc	6,300,811
84,000		Granite REIT	3,484,368
700,000	*	IAMGOLD Corp	3,847,484
180,000	*	Interfor Corp	2,844,909
170,000		InterRent Real Estate Investment Trust	1,413,999
3,000		iShares S&P/TSX SmallCap Index ETF	37,337
69,000		Labrador Iron Ore Royalty Corp	1,316,508
86,000	e	Medical Facilities Corp	965,215
853,000	*	MEG Energy Corp	5,560,549
50,000		Norbord, Inc	1,798,824
115,000		Northview Apartment Real Estate Investment Trust	2,334,743
124,000		NorthWest Healthcare Properties Real Estate Investment Trust	1,063,797
200,000		Russel Metals, Inc	4,261,829
145,000	e	Sienna Senior Living, Inc	1,828,035
100,000	e	Timbercreek Financial Corp	711,842
103,000		Transcontinental, Inc	2,449,006
49,000	e	Valener, Inc	761,264
		TOTAL CANADA	59,500,319

CHILE - 0.2%
391,000		Inversiones Aguas Metropolitanas S.A.	617,022
70,000		Inversiones La Construccion S.A.	1,165,340
		TOTAL CHILE	1,782,362

CHINA - 2.5%
2,546,000		Beijing Capital Land Ltd	1,106,576
2,660,000		CGN New Energy Holdings Co Ltd	434,131
1,314,000		China Aoyuan Property Group Ltd	966,051
1,918,000		China Sanjiang Fine Chemicals	590,554
5,885,000		China SCE Property Holdings Ltd	2,636,201
1,389,000		China Shineway Pharmaceutical Group Ltd	1,752,962
7,997,000		China Suntien Green Energy Cor	2,558,559
2,849,000		Citic 1616 Holdings Ltd	807,070
1,700,000		Dah Chong Hong Holdings Ltd	808,390
610,000	g	Hua Hong Semiconductor Ltd	2,149,782
97,000	*,e	JinkoSolar Holding Co Ltd (ADR)	1,345,390
1,834,000		Powerlong Real Estate Holdings Ltd	955,281
689,000		SITC International Co Ltd	668,878
2,626,000		Tianneng Power International Ltd	3,620,642
4,519,000	g	Universal Medical Financial & Technical Advisory Services Co Ltd	3,663,956
117

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,064,000		Xingda International Holdings Ltd	$655,830
		TOTAL CHINA	24,720,253

DENMARK - 2.0%
201,000		Alm Brand AS	2,088,668
51,000		Dfds A.S.	3,359,091
65,000		GN Store Nord	3,100,635
87,000		Royal Unibrew A.S.	7,246,416
80,000		Topdanmark AS	3,435,863
		TOTAL DENMARK	19,230,673

EGYPT - 0.2%
1,920,000		Alexandria Mineral Oils Co	1,182,487
700,000		Telecom Egypt	549,189
		TOTAL EGYPT	1,731,676

FINLAND - 0.4%
75,000		DNA Oyj	1,486,579
249,000		Finnair Oyj	2,318,625
		TOTAL FINLAND	3,805,204

FRANCE - 2.2%
12,000		Aubay	525,875
120,000		Compagnie Plastic-Omnium S.A.	5,022,347
20,000		Eramet	1,978,809
56,000		Gaztransport Et Technigaz S.A.	3,666,083
40,000		Kaufman & Broad S.A.	2,044,467
14,000		MGI Coutier	347,855
39,000		Nexity	2,399,757
20,000		Orpea	2,746,531
31,000		Sechilienne-Sidec	688,759
6,000		Synergie S.A	279,952
16,000		Trigano S.A.	2,296,464
		TOTAL FRANCE	21,996,899

GERMANY - 2.7%
60,000	g	ADO Properties S.A.	3,422,699
21,000		bet-at-home.com AG.	1,453,266
264,000	g	Deutsche Pfandbriefbank AG.	4,135,075
16,000		Duerr AG.	702,421
30,000		Koenig & Bauer AG.	2,332,062
20,000		LEG Immobilien AG.	2,249,518
22,000		NORMA Group	1,394,886
7,000		Pfeiffer Vacuum Technology AG.	1,148,633
113,000		SAF-Holland S.A.	1,879,647
42,000		Siltronic AG.	7,325,364
		TOTAL GERMANY	26,043,571

GREECE - 0.1%
40,000		Motor Oil Hellas Corinth Refineries S.A.	849,416
		TOTAL GREECE	849,416
118

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

HONG KONG - 1.1%
1,168,000		Champion Real Estate Investment Trust	$795,540
10,260,000		Concord New Energy Group Ltd	463,888
2,440,000		CSI Properties Ltd	136,796
936,399		Far East Consortium	525,246
171,361		Great Eagle Holdings Ltd	844,445
168,000		Johnson Electric Holdings Ltd	497,967
3,103,734		K Wah International Holdings Ltd	1,798,916
849,000		Kerry Logistics Network Ltd	1,111,967
623,000	e	PAX Global Technology Ltd	299,785
1,099,000		Road King Infrastructure	2,090,558
560,000		Texhong Textile Group Ltd	913,593
1,116,000	e	The United Laboratories Ltd	1,064,226
280,000		VST Holdings Ltd	151,975
408,000		Xinyi Glass Holdings Co Ltd	482,952
		TOTAL HONG KONG	11,177,854

HUNGARY - 0.1%
597,000		Magyar Telekom	860,647
		TOTAL HUNGARY	860,647

INDIA - 1.6%
82,000		ABB ASEA Brown Boveri Ltd	1,982,719
236,000	*	Adani Enterprises Ltd	675,417
150,000	*	Apollo Tyres Ltd	641,528
263,000	*	Canara Bank	1,096,526
93,000	*	Crompton Greaves Consumer Electricals Ltd	330,210
250,000	*	Dewan Housing Finance Corp Ltd	2,194,471
260,000	*	Granules India Ltd	390,782
272,000		Gujarat Narmada Valley Fertilizers Co Ltd	1,659,752
155,000		IRB Infrastructure Developers Ltd	455,289
120,000		Jubilant Organosys Ltd	1,295,360
349,000	*	Karnataka Bank Ltd	592,269
229,000		KPIT Cummins Infosystems Ltd	994,787
30,000	g	Larsen & Toubro Infotech Ltd	821,108
30,000		Mphasis Ltd	504,275
67,000	*	Muthoot Finance Ltd	395,789
42,000		Natco Pharma Ltd	479,748
1,000		Page Industries Ltd	424,199
261,000	*	PTC India Ltd	315,553
48,000		Rajesh Exports Ltd	397,516
		TOTAL INDIA	15,647,298

INDONESIA - 0.6%
1,692,000		PT Indo Tambangraya Megah	3,343,979
8,006,000		PT Tambang Batubara Bukit Asam Tbk	2,491,984
		TOTAL INDONESIA	5,835,963

IRELAND - 0.6%
1,500,000		Hibernia REIT plc	2,553,860
142,000		Irish Continental Group plc	870,090
435,000		Irish Residential Properties REIT plc	698,909
42,000		Kingspan Group plc	1,950,756
		TOTAL IRELAND	6,073,615
119

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

ISRAEL - 2.7%
111,000	*	CyberArk Software Ltd	$6,738,810
60,000		Delek Automotive Systems Ltd	317,157
295,000		Harel Insurance Investments & Finances Ltd	2,267,701
884,000		Israel Discount Bank Ltd	2,794,577
75,000		Matrix IT Ltd	788,171
4,029,000		Oil Refineries Ltd	1,855,813
248,000		Plus500 Ltd	6,025,891
63,000	*	SodaStream International Ltd	5,499,900
		TOTAL ISRAEL	26,288,020

ITALY - 3.5%
578,000		Actelios S.p.A.	1,524,006
167,000		Amplifon S.p.A.	3,724,478
216,000		Ascopiave S.p.A.	802,678
28,000		Banca IFIS S.p.A.	875,742
1,771,000		Banca Popolare dell’Emilia Romagna Scrl	9,859,338
1,876,000		Beni Stabili S.p.A.	1,651,339
52,000		Biesse S.p.A.	2,139,850
1,826,000		Iride S.p.A.	5,162,741
624,000		Italgas S.p.A	3,589,201
775,000	e	Maire Tecnimont S.p.A	4,010,558
39,000		Societa Iniziative Autostradali e Servizi S.p.A.	690,792
		TOTAL ITALY	34,030,723

JAPAN - 21.9%
54,000	e	Adastria Holdings Co Ltd	683,220
76,000		ADEKA Corp	1,286,365
106,000		Advantest Corp	2,512,415
86,000		Arcs Co Ltd	2,153,233
9,000		Chori Co Ltd	167,076
40,000		Cosmo Energy Holdings Co Ltd	1,411,666
311,000		Daiho Corp	1,858,434
68,300		Daikyo, Inc	1,369,365
37,000		Daikyonishikawa Corp	549,841
55,800		Daiwabo Co Ltd	2,889,128
162,000	e	DCM Japan Holdings Co Ltd	1,451,007
97,000		Eagle Industry Co Ltd	1,572,938
105,000		Exedy Corp	3,378,389
256,000		Fujikura Ltd	1,650,154
11,000		Fukuda Corp	662,634
3,000		Fukuda Denshi Co Ltd	199,749
22,000		Furukawa Electric Co Ltd	777,340
80,000		Futaba Industrial Co Ltd	468,210
14,000		G-Tekt Corp	243,190
640,000		Haseko Corp	8,492,628
222,000		Hazama Ando Corp	1,763,529
48,000		Heiwado Co Ltd	1,228,703
378,000		Hosiden Corp	3,173,878
10,000		Inaba Denki Sangyo Co Ltd	422,020
29,000		Inabata & Co Ltd	427,754
120

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

115,000	*	Ishihara Sangyo Kaisha Ltd	$1,415,161
127,000		Itochu Enex Co Ltd	1,236,199
9,800		Jaccs Co Ltd	213,766
48,000		Jafco Co Ltd	1,757,278
84,000		Japan Aviation Electronics Industry Ltd	1,453,096
57,000		Japan Investment Adviser Co Ltd	2,674,703
14,600		Japan Pulp & Paper Co Ltd	631,215
34,000		Kaga Electronics Co Ltd	759,691
39,000		Kaken Pharmaceutical Co Ltd	2,023,378
137,000		Kandenko Co Ltd	1,426,762
240,800		Kanematsu Corp	3,472,164
124,000		Kasai Kogyo Co Ltd	1,551,900
30,000	*	Katitas Co Ltd	1,103,289
148,000		Keihin Corp	3,055,674
71,000		Konoike Transport Co Ltd	1,130,025
250,000		K’s Holdings Corp	2,814,735
89,200		Kumagai Gumi Co Ltd	3,123,992
50,000		Kureha CORP	3,446,061
94,000		Kyowa Exeo Corp	2,547,175
270,000		Leopalace21 Corp	1,483,622
145,000		Macnica Fuji Electronics Holdings, Inc	2,455,106
81,000		Maeda Corp	952,024
145,000		Maeda Road Construction Co Ltd	2,804,991
75,000		Maruha Nichiro Corp	2,790,283
40,000		Maruzen Showa Unyu Co Ltd	191,053
336,000		Marvelous, Inc	2,560,817
60,000		Mitsui Sugar Co Ltd	1,821,261
95,000		Nichii Gakkan Co	1,074,848
87,000		Nippo Corp	1,638,462
158,000	*	Nippon Carbon Co Ltd	9,095,792
77,000		Nippon Konpo Unyu Soko Co Ltd	2,087,063
425,000		Nippon Suisan Kaisha Ltd	2,090,318
184,000		Nipro Corp	2,248,094
200,200		Nishimatsu Construction Co Ltd	5,726,033
198,000		Nisshinbo Industries, Inc	2,178,629
134,000		Nojima Corp	2,752,876
21,800		Okumura Corp	716,523
129,000		Onward Kashiyama Co Ltd	878,484
112,000		Open House Co Ltd	6,141,456
55,000		Paramount Bed Holdings Co Ltd	2,330,039
424,000		Penta-Ocean Construction Co Ltd	2,671,586
148,000		Pressance Corp	2,252,768
229,000		Raito Kogyo Co Ltd	2,512,337
33,000		Sanyo Chemical Industries Ltd	1,528,442
269,000		Senko Co Ltd	2,117,079
100,000	*,e	SHIFT, Inc	4,313,529
207,000		Shikoku Electric Power Co, Inc	2,766,700
123,000		Shinnihon Corp	1,557,610
230,000		Showa Corp	3,868,340
536,000		Sojitz Holdings Corp	1,946,044
25,000		Studio Alice Co Ltd	576,899
168,000		Sumitomo Forestry Co Ltd	2,743,423
618,200		Sumitomo Mitsui Construction C	4,847,518
121

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

21,000	e	Sun Frontier Fudousan Co Ltd	$252,735
117,000	*	Sushiro Global Holdings Ltd	6,506,972
44,500		Taihei Dengyo Kaisha Ltd	1,147,868
48,000		Taiho Kogyo Co Ltd	539,805
733,000	e	Takara Leben Co Ltd	2,495,152
114,000	e	Toho Pharmaceutical Co Ltd	2,807,841
86,100		Toho Zinc Co Ltd	3,187,906
135,000		Tokai Tokyo Securities Co Ltd	777,574
333,000		Tokyu Construction Co Ltd	3,362,074
101,000		Topre Corp	2,658,080
197,000		Tosei Corp	1,939,314
39,000		Towa Pharmaceutical Co Ltd	2,169,365
468,000		Toyo Construction Co Ltd	2,002,078
46,000		Toyo Kanetsu K K	1,574,144
19,000		TS Tech Co Ltd	784,272
77,000		UBE Industries Ltd	2,072,674
51,000		Unipres Corp	1,036,746
97,000		Unizo Holdings Co Ltd	1,798,034
31,000		V Technology Co Ltd	5,497,242
50,000		Valor Co Ltd	1,073,123
47,000		VITAL KSK Holdings, Inc	486,633
87,000		Yorozu Corp	1,386,677
98,000		Yurtec Corp	806,147
80,000		Zenkoku Hosho Co Ltd	3,520,857
111,000	*	ZIGExN Co Ltd	879,681
		TOTAL JAPAN	215,112,173

KOREA, REPUBLIC OF - 5.0%
15,000		Chong Kun Dang Pharm Corp	871,146
85,000		Daeduck Electronics Co	647,217
41,000		Daewoong Co Ltd	539,557
70,000		Daishin Securities Co Ltd	734,183
202,000		Dongwon Development Co Ltd	715,178
713,000	*	Doosan Infracore Co Ltd	6,439,387
4,000		e Tec E&C Ltd	462,714
810,000		Easy Bio, Inc	5,538,072
119,000		Fila Korea Ltd	3,378,941
2,000		GS Home Shopping, Inc	355,932
51,000		Hansol Paper Co Ltd	837,922
209,000		Hanwha Non-Life Insurance Co Ltd	1,241,885
189,000		Jeil Holdings Co Ltd	2,064,868
60,000		Jeju Air Co Ltd	2,278,924
10,000		Korea District Heating Corp	584,310
6,000		Korea Petrochemical Ind Co Ltd	1,343,177
11,000		Kukdo Chemical Co Ltd	586,920
5,000		LG Fashion Corp	123,065
5,000		LOTTE Himart Co Ltd	345,309
30,000		LS Cable Ltd	2,015,521
71,000		Meritz finance Holdings Co Ltd	794,932
174,000		Meritz Fire & Marine Insurance Co Ltd	2,863,266
76,000		Poongsan Corp	2,227,680
6,000		Samchully Co Ltd	609,386
58,000		Samjin Pharmaceutical Co Ltd	2,385,992
122

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

40,000		Seah Besteel Corp	$768,750
10,000		SeAH Steel Corp	616,330
18,190		SK Gas Co Ltd	1,401,708
80,000		SL Corp	1,462,843
117,525		Ssangyong Cement Industrial Co Ltd	552,614
292,000		Taeyoung Engineering & Construction	3,795,195
12,000		Unid Co Ltd	514,370
		TOTAL KOREA, REPUBLIC OF	49,097,294

MALAYSIA - 0.4%
118,500		Aeon Credit Service M BHD	436,615
273,000		Esso Malaysia BHD	529,212
484,000		Mah Sing Group BHD	155,061
104,000		Malaysian Pacific Industries BHD	275,155
1,038,280		Sunway BHD	391,077
961,000		Supermax Corp BHD	1,037,007
1,165,000		Unisem M BHD	751,605
485,100		UOA Development BHD	286,402
		TOTAL MALAYSIA	3,862,134

MEXICO - 0.3%
198,000		Grupo Aeroportuario del Centro Norte Sab de C.V.	1,204,398
69,511		Grupo Financiero Banorte S.A. de C.V.	484,696
443,000	e	Unifin Financiera SAPI de C.V. SOFOM ENR	1,232,658
		TOTAL MEXICO	2,921,752

NETHERLANDS - 0.9%
72,000		ASR Nederland NV	3,221,026
100,000		BE Semiconductor Industries NV	2,161,963
115,000	g	Flow Traders	3,415,671
		TOTAL NETHERLANDS	8,798,660

NEW ZEALAND - 0.4%
833,000		Air New Zealand Ltd	1,843,743
530,526		Genesis Energy Ltd	922,097
404,000		Infratil Ltd	953,432
		TOTAL NEW ZEALAND	3,719,272

NORWAY - 2.6%
33,000		Aker ASA (A Shares)	2,577,878
145,000	g	Entra ASA	2,117,195
472,000		Leroy Seafood Group ASA	3,712,001
800,000	*	Petroleum Geo-Services ASA	3,898,962
151,000		Sparebanken Midt-Norge	1,579,437
130,000		Sparebanken Nord-Norge	988,116
310,000		Storebrand ASA	2,640,558
200,000		TGS Nopec Geophysical Co ASA	7,625,268
		TOTAL NORWAY	25,139,415

PAKISTAN - 0.1%
1,998,000		Engro Fertilizers Ltd	1,276,558
		TOTAL PAKISTAN	1,276,558
123

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

PORTUGAL - 0.9%
166,000		Altri SGPS S.A.	$1,696,009
641,000	*	Mota Engil SGPS S.A.	2,142,265
120,000		Portucel Empresa Produtora de Pasta e Papel S.A.	684,385
42,000		Semapa-Sociedade de Investimento e Gestao	985,524
2,755,000		Sonae SPGS S.A.	3,128,643
		TOTAL PORTUGAL	8,636,826

QATAR - 0.1%
268,000	*	Vodafone Qatar	673,496
		TOTAL QATAR	673,496

RUSSIA - 0.1%
77,000		Evraz plc	561,735
461,000	m	Mosenergo PJSC (ADR)	886,361
		TOTAL RUSSIA	1,448,096

SINGAPORE - 0.1%
67,000		China Yuchai International Ltd	1,337,320
211,112		QAF Ltd	134,149
		TOTAL SINGAPORE	1,471,469

SOUTH AFRICA - 0.7%
196,000		Astral Foods Ltd	4,346,459
72,000		Barloworld Ltd	693,004
587,239		Vukile Property Fund Ltd	871,437
99,000		Wilson Bayly Holmes-Ovcon Ltd	1,044,773
		TOTAL SOUTH AFRICA	6,955,673

SPAIN - 1.7%
100,000		Cie Automotive S.A.	3,073,767
800,000		Ence Energia y Celulosa S.A.	7,546,160
79,000	g	Euskaltel S.A.	735,353
120,247	*,g	Global Dominion Access S.A.	627,586
200,000		Inmobiliaria Colonial S.A.	2,152,640
19,000	*	Masmovil Ibercom S.A.	2,148,788
		TOTAL SPAIN	16,284,294

SWEDEN - 2.9%
16,000		Biogaia AB (B Shares)	785,100
138,000		Biotage AB	1,735,524
76,000		Castellum AB	1,370,897
79,000		Com Hem Holding AB	1,411,458
307,000		Elekta AB (B Shares)	4,310,334
111,000		Granges AB	1,389,544
152,000		Hemfosa Fastigheter AB	2,087,539
38,000		Holmen AB	845,852
57,000		JM AB	1,049,530
221,000	e,g	LeoVegas AB	1,833,055
85,000		New Wave Group AB (B Shares)	514,197
324,000	g	Nobina AB	2,244,875
124

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

30,000		Nolato AB (B Shares)	$2,686,157
41,000		Paradox Interactive AB	897,555
572,000	*	SAS AB	1,121,872
184,000		Svenska Cellulosa AB (B Shares)	1,903,837
218,000		Wihlborgs Fastigheter AB	2,593,030
		TOTAL SWEDEN	28,780,356

SWITZERLAND - 3.8%
10,000		BKW S.A.	675,005
4,000		Bobst Group AG.	370,433
14,500		Bossard Holding AG.	2,908,385
1,000		Emmi AG.	820,197
1,028,000		Ferrexpo plc	2,624,365
8,000		Georg Fischer AG.	10,321,970
43,000		Logitech International S.A.	1,891,116
715,000		OC Oerlikon Corp AG.	11,109,231
48,000	g	Sunrise Communications Group AG.	4,230,580
23,000		Swissquote Group Holding S.A.	1,511,483
19,000		Zehnder Group AG.	826,587
		TOTAL SWITZERLAND	37,289,352

TAIWAN - 5.6%
600,000		A-DATA Technology Co Ltd	1,060,577
935,000		Arcadyan Technology Corp	2,235,269
2,153,000		Asia Vital Components Co Ltd	2,038,123
3,135,000		Benq Corp	2,340,980
724,000		Charoen Pokphand Enterprise	1,377,418
1,985,000	*	China Manmade Fibers Corp	685,153
833,000		China Motor Corp	720,164
1,430,000		Coretronic Corp	2,233,110
4,115,000		Gigabyte Technology Co Ltd	8,284,102
5,081,000		Grand Pacific Petrochemical	4,757,032
13,233,000		HannStar Display Corp	3,874,620
400,000		Huaku Development Co Ltd	854,822
376,000		ITEQ Corp	888,194
836,000		LEE Chang Yung Chem IND Corp	1,408,557
1,700,000		Mitac Holdings Corp	1,884,620
2,154,000		Oriental Union Chemical Corp	2,334,199
404,000		Primax Electronics Ltd	761,115
1,483,000		Radiant Opto-Electronics Corp	3,136,146
86,000		Senao International Co Ltd	140,318
849,000		Sercomm Corp	1,884,441
1,014,000		Supreme Electronics Co Ltd	1,146,872
545,000		Systex Corp	1,110,316
707,000		Tripod Technology Corp	1,954,380
3,988,440		UPC Technology Corp	2,436,404
1,414,944		USI Corp	640,652
4,660,000		Walsin Lihwa Corp	3,175,252
1,087,687		WT Microelectronics Co Ltd	1,606,276
		TOTAL TAIWAN	54,969,112

THAILAND - 0.4%
219,000		Hana Microelectronics PCL (Foreign)	237,105
125

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

388,000		Kiatnakin Bank PCL (Foreign)	$846,181
2,151,000		Thanachart Capital PCL	3,317,687
		TOTAL THAILAND	4,400,973

TURKEY - 0.8%
345,000		Aygaz AS	727,363
809,000	*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D)	721,585
2,610,663		Soda Sanayii AS	3,393,598
828,000		Tekfen Holding AS	3,279,377
		TOTAL TURKEY	8,121,923

UNITED ARAB EMIRATES - 0.1%
4,900,000	*	Air Arabia PJSC	1,427,385
		TOTAL UNITED ARAB EMIRATES	1,427,385

UNITED KINGDOM - 15.3%
230,000		Abcam plc	4,459,596
240,000		Advanced Medical Solutions Group plc	1,135,618
186,000		Ascential plc	1,024,705
70,000		Bellway plc	2,675,949
278,000		Brewin Dolphin Holdings plc	1,277,604
380,000		Britvic plc	4,005,185
406,000	g	CMC Markets plc	1,049,803
327,000		Dart Group plc	3,950,820
200,000		Dechra Pharmaceuticals plc	7,832,103
1,561,000		Domino’s Pizza Group plc	6,459,715
371,636		DS Smith plc	2,455,387
337,000		Electrocomponents plc	3,170,113
636,677	g	Equiniti Group plc	1,788,871
195,000		Fevertree Drinks plc	8,816,066
323,000	g	Forterra plc	1,263,382
15,000		Games Workshop Group plc	589,486
78,000		Genus plc	2,937,612
276,000		Greggs plc	3,817,514
104,000		Halma plc	1,918,513
498,000		Howden Joinery Group plc	3,117,692
909,000	g	Ibstock plc	2,928,677
1,284,000		IG Group Holdings plc	15,499,566
744,000	*	Indivior plc	2,984,255
867,638		Informa plc	8,987,382
135,000		iomart Group plc	694,601
149,000	*	Just Eat plc	1,548,814
416,000		National Express Group plc	2,203,250
145,000	*	Ocado Ltd	2,100,894
319,000	g	On the Beach Group plc	1,856,949
514,000		Redrow plc	3,623,619
37,000		Renishaw plc	2,656,976
502,000		Rentokil Initial plc	2,231,873
55,000		Rightmove plc	3,513,752
265,000		Softcat plc	2,810,431
20,000		Spirax-Sarco Engineering plc	1,821,924
445,354		SSP Group plc	3,985,175
1,628,000		Tritax Big Box REIT plc	3,253,051
126

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY			VALUE

392,000		Unite Group plc			$4,499,893
127,000		Victrex plc			5,262,038
1,869,000		Virgin Money Holdings UK plc			9,721,525
147,000		WH Smith plc			3,711,494
		TOTAL UNITED KINGDOM			149,641,873

UNITED STATES - 0.5%
6,000		iShares MSCI EAFE Small-Cap ETF			380,880
2,500		iShares MSCI Emerging Markets Small-Cap ETF			122,075
612,000		Reliance Worldwide Corp Ltd			2,703,613
100,000		Sims Group Ltd			1,276,677
		TOTAL UNITED STATES			4,483,245

		TOTAL COMMON STOCKS			962,547,715
		(Cost $925,376,239)

RIGHTS / WARRANTS - 0.0%

MALAYSIA - 0.0%
233,613		Sunway BHD			21,551
		TOTAL MALAYSIA			21,551

		TOTAL RIGHTS / WARRANTS			21,551
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 4.0%

GOVERNMENT AGENCY DEBT - 1.8%
$17,600,000		Federal Home Loan Bank (FHLB)	1.770%	08/01/18	17,600,000
		TOTAL GOVERNMENT AGENCY DEBT			17,600,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.2%
21,421,119	c	State Street Navigator Securities Lending Government Money Market Portfolio			21,421,119
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			21,421,119

		TOTAL SHORT-TERM INVESTMENTS			39,021,119
		(Cost $39,021,119)
		TOTAL INVESTMENTS - 102.2%			1,001,590,385
		(Cost $964,397,358)
		OTHER ASSETS & LIABILITIES, NET - (2.2)%			(21,633,128)
		NET ASSETS - 100.0%			$979,957,257

Abbreviation(s):
ADR American Depository Receipt
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
127

TIAA-CREF FUNDS - International Small-Cap Equity Fund

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $20,397,703.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2018, the aggregate value of these securities amounted to $38,284,617 or 3.9% of net assets.
h	These securities were purchased on a delayed delivery basis.
m	Indicates a security that has been deemed illiquid.

Forward foreign currency contracts outstanding as of July 31, 2018 were as follows (See Note 3):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
BRL	128,156		$34,247	State Street Bank and Trust Co	8/10/2018	$(143)

Abbreviation(s):
BRL Brazilian Real
128

TIAA-CREF FUNDS - International Small-Cap Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL SMALL-CAP EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2018

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$187,123,633	19.1%
CONSUMER DISCRETIONARY	148,788,922	15.2
FINANCIALS	114,937,108	11.7
INFORMATION TECHNOLOGY	111,249,578	11.4
MATERIALS	96,054,328	9.8
REAL ESTATE	91,338,090	9.3
HEALTH CARE	71,023,727	7.2
CONSUMER STAPLES	56,795,359	5.8
ENERGY	49,063,907	5.0
UTILITIES	23,291,454	2.4
TELECOMMUNICATION SERVICES	12,903,160	1.3
SHORT-TERM INVESTMENTS	39,021,119	4.0
OTHER ASSETS & LIABILITIES, NET	(21,633,128)	(2.2)

NET ASSETS	$979,957,257	100.0%

129

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.6%

AUSTRALIA - 7.6%
52,935		Alumina Ltd	$111,572
3,874		Amcor Ltd	43,368
19,099		AMP Ltd	48,302
9,695		APA Group (ASE)	69,537
4,932		AusNet Services	5,977
17,594		Australia & New Zealand Banking Group Ltd	382,488
668		Bendigo Bank Ltd	5,819
11,511		BlueScope Steel Ltd	151,253
1,378		Boral Ltd	6,810
6,452		Brambles Ltd	47,386
2,186		Caltex Australia Ltd	52,883
4,830		Coca-Cola Amatil Ltd	34,405
167		Cochlear Ltd	25,243
8,791		Commonwealth Bank of Australia	489,543
3,157		Computershare Ltd	42,732
2,240		CSL Ltd	327,727
22,032		Fortescue Metals Group Ltd	71,660
1,343		GPT Group (ASE)	5,158
10,833		Healthscope Ltd	17,599
2,583		Insurance Australia Group Ltd	15,441
1,393		Lend Lease Corp Ltd	20,842
2,067		Macquarie Goodman Group	14,818
2,805		Macquarie Group Ltd	255,922
17,486		Mirvac Group	29,680
16,344		National Australia Bank Ltd	344,127
7,771		Newcrest Mining Ltd	124,842
2,279		QR National Ltd	7,719
1,822		Ramsay Health Care Ltd	76,084
5,354	*	Santos Ltd	25,361
13,647		Scentre Group	43,240
71,683		South32 Ltd	190,776
13,104		Stockland Trust Group	40,491
7,761		Sydney Airport	40,787
45,514		Telstra Corp Ltd	95,973
17,643		Transurban Group (ASE)	153,413
4,153		Wesfarmers Ltd	152,699
18,675		Westpac Banking Corp	408,842
5,142		Woodside Petroleum Ltd	137,823
		TOTAL AUSTRALIA	4,118,342

AUSTRIA - 0.5%
3,152		OMV AG.	178,129
2,485		Voestalpine AG.	124,337
		TOTAL AUSTRIA	302,466
130

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

BELGIUM - 0.6%
2,629		KBC Groep NV	$201,824
704		UCB S.A.	60,526
874		Umicore S.A.	51,149
		TOTAL BELGIUM	313,499

DENMARK - 1.8%
407		Christian Hansen Holding	42,131
877		Coloplast AS	95,654
965	*	Genmab AS	165,340
175		H Lundbeck AS	12,665
8,950		Novo Nordisk AS	445,238
664		Novozymes AS	34,963
785	g	Orsted AS	48,441
314		Pandora AS	22,298
744		Vestas Wind Systems AS	48,010
		TOTAL DENMARK	914,740

FINLAND - 1.2%
278		Metso Oyj	10,182
2,336		Neste Oil Oyj	192,688
137		Nokian Renkaat Oyj	5,941
1,656		Orion Oyj (Class B)	57,011
5,204		Stora Enso Oyj (R Shares)	85,879
3,367		UPM-Kymmene Oyj	119,436
7,458		Wartsila Oyj (B Shares)	161,455
		TOTAL FINLAND	632,592

FRANCE - 10.8%
3,471		Accor S.A.	178,693
643		Aeroports de Paris	143,738
2,721		Air Liquide	347,891
12,089		AXA S.A.	304,608
1,629		Cap Gemini S.A.	208,403
1,103		Casino Guichard Perrachon S.A.	44,784
3,750		CNP Assurances	87,571
3,997		Danone	313,813
694		Eiffage S.A.	77,555
1,750		Essilor International S.A.	257,887
971		Eurazeo	75,069
195		Gecina S.A.	33,217
758		Imerys S.A.	58,792
1,481		JC Decaux S.A.	48,406
519		Kering	275,841
1,220		Legrand S.A.	89,545
1,415		L’Oreal S.A.	345,785
1,609		Michelin (C.G.D.E.) (Class B)	206,624
20,375		Natixis	146,159
15,690		Orange S. A.	267,384
4,861		Peugeot S.A.	139,617
1,999		Renault S.A.	175,670
6,024		Rexel S.A.	94,214
131

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

5,953		Sanofi-Aventis	$517,889
3,618		Schneider Electric S.A.	290,402
11,432		Total S.A.	745,656
583		Unibail-Rodamco-Westfield	129,427
1,299		Valeo S.A.	63,653
5,993		Vivendi Universal S.A.	155,273
613		Wendel	89,272
		TOTAL FRANCE	5,912,838

GERMANY - 9.2%
1,293		Adidas-Salomon AG.	285,874
2,361		Allianz AG.	522,382
4,698		BASF SE	450,343
3,076		Bayerische Motoren Werke AG.	297,389
576		Beiersdorf AG.	67,144
1,562		Brenntag AG.	93,723
14,455	*	Commerzbank AG.	156,052
1,381		Deutsche Boerse AG.	181,997
6,662		Deutsche Post AG.	235,339
626		Deutsche Wohnen AG.	30,477
3,181		Evonik Industries AG.	117,718
858		Fraport AG. Frankfurt Airport Services Worldwide	85,652
1,645		HeidelbergCement AG.	139,719
1,849		Henkel KGaA	198,274
737		Henkel KGaA (Preference)	92,485
417		Hochtief AG.	74,983
1,723		Merck KGaA	177,117
2,377		Metro Wholesale & Food Specialist AG.	29,354
394		MTU Aero Engines Holding AG.	83,551
953		Muenchener Rueckver AG.	211,180
1,436		Osram Licht AG.	64,115
1,115		ProSiebenSat. Media AG.	30,094
4,954		SAP AG.	576,576
204		Sartorius AG.	33,166
3,963		Siemens AG.	559,334
7,886		TUI AG. (DI)	168,703
895	*,g	Zalando SE	51,347
		TOTAL GERMANY	5,014,088

HONG KONG - 2.9%
44,000		BOC Hong Kong Holdings Ltd	213,552
33,525		Hang Lung Properties Ltd	70,487
8,700		Hang Seng Bank Ltd	237,094
109,269		Hong Kong & China Gas Ltd	223,123
2,738		Hong Kong Electric Holdings Ltd	19,371
7,231		Hong Kong Exchanges and Clearing Ltd	214,295
10,678		Hysan Development Co Ltd	58,544
98,000		Li & Fung Ltd	33,233
8,830		Link REIT	87,612
32,062		MTR Corp	179,958
26,000		Shangri-La Asia Ltd	42,669
6,961		Swire Pacific Ltd (Class A)	75,602
25,600		Swire Properties Ltd	100,821
132

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

12,717		Techtronic Industries Co	$70,922
		TOTAL HONG KONG	1,627,283

IRELAND - 0.6%
6,095		CRH plc	208,466
1,122		Kerry Group plc (Class A)	118,999
		TOTAL IRELAND	327,465

ISRAEL - 0.5%
17,235		Bank Hapoalim Ltd	121,891
18,917		Bank Leumi Le-Israel	118,558
2,895		Mizrahi Tefahot Bank Ltd	56,299
		TOTAL ISRAEL	296,748

ITALY - 1.7%
8,997		Assicurazioni Generali S.p.A.	159,544
89,635		Banca Intesa S.p.A.	274,699
39,733		Banca Intesa S.p.A. RSP	126,566
30,908		Enel S.p.A.	172,186
39,315		Snam Rete Gas S.p.A.	168,841
10,767		Terna Rete Elettrica Nazionale S.p.A.	60,313
		TOTAL ITALY	962,149

JAPAN - 23.3%
3,400		Aeon Co Ltd	69,084
2,424		AEON Financial Service Co Ltd	50,049
1,100		Aeon Mall Co Ltd	19,271
3,068		Aisin Seiki Co Ltd	143,098
3,000		Ajinomoto Co, Inc	53,116
1,637		Alfresa Holdings Corp	39,191
1,200		All Nippon Airways Co Ltd	44,065
8,900		Asahi Kasei Corp	118,966
600		Asics Corp	9,764
12,800		Astellas Pharma, Inc	208,779
5,631		Bridgestone Corp	222,123
800	e	Casio Computer Co Ltd	13,089
1,300		Central Japan Railway Co	270,761
5,032		Chubu Electric Power Co, Inc	77,663
3,700		Chugai Pharmaceutical Co Ltd	188,203
927		Dai Nippon Printing Co Ltd	20,254
100		Daifuku Co Ltd	4,407
2,100		Daikin Industries Ltd	251,013
5,200		Daiwa House Industry Co Ltd	189,621
4,759		Denso Corp	235,404
600		Dentsu, Inc	25,194
2,700		East Japan Railway Co	252,537
1,400		Eisai Co Ltd	120,529
300		Fast Retailing Co Ltd	131,387
25,000		Fujitsu Ltd	170,386
904		Hakuhodo DY Holdings, Inc	13,881
2,285		Hankyu Hanshin Holdings, Inc	90,999
3,211		Hino Motors Ltd	36,279
400		Hitachi Chemical Co Ltd	7,921
133

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

1,600		Hitachi Construction Machinery Co Ltd	$51,459
300		Hitachi High-Technologies Corp	12,252
7,300		Hitachi Metals Ltd	79,112
11,100		Honda Motor Co Ltd	338,890
5,217		Hulic Co Ltd	51,199
8,450		Inpex Holdings, Inc	92,771
10,064		Isuzu Motors Ltd	136,193
7,000		Kajima Corp	54,616
1,000		Kaneka Corp	8,802
300		Kansai Paint Co Ltd	6,904
1,800		Kao Corp	131,493
1,200		Kawasaki Heavy Industries Ltd	35,284
11,500		KDDI Corp	320,124
573		Keyence Corp	303,098
1,000		Kikkoman Corp	47,461
737		Kintetsu Corp	29,328
7,600		Komatsu Ltd	224,566
2,100		Konica Minolta Holdings, Inc	18,852
11,300		Kubota Corp	189,705
600		Kuraray Co Ltd	8,480
2,600		Kyocera Corp	151,321
3,400		Kyowa Hakko Kogyo Co Ltd	64,601
2,110		Kyushu Electric Power Co, Inc	24,865
200	e	Marui Co Ltd	3,974
11,679		Mitsubishi Chemical Holdings Corp	102,302
10,573		Mitsubishi Corp	295,547
10,800		Mitsubishi Estate Co Ltd	187,408
9,300		Mitsubishi UFJ Lease & Finance Co Ltd	56,401
15,520		Mitsui & Co Ltd	260,116
2,200		Mitsui Chemicals, Inc	59,253
7,600		Mitsui Fudosan Co Ltd	181,729
1,400		Mitsui OSK Lines Ltd	36,327
4,100		Mitsui Trust Holdings, Inc	162,859
1,500		Murata Manufacturing Co Ltd	262,464
400		Nabtesco Corp	12,488
1,701		NEC Corp	47,255
2,200		NGK Insulators Ltd	38,635
1,500		NGK Spark Plug Co Ltd	43,315
400		Nikon Corp	6,752
304		Nintendo Co Ltd	102,809
300		Nippon Express Co Ltd	19,638
800		Nippon Yusen Kabushiki Kaisha	15,428
836		Nisshin Seifun Group, Inc	16,381
613		Nissin Food Products Co Ltd	42,294
162		Nitori Co Ltd	24,414
1,000		Nitto Denko Corp	72,556
3,600		NKSJ Holdings, Inc	146,319
1,685		NOK Corp	33,874
1,200		Nomura Real Estate Holdings, Inc	26,193
1,700		Nomura Research Institute Ltd	81,698
10,600		NTT DoCoMo, Inc	272,896
6,260		Obayashi Corp	65,355
921		Odakyu Electric Railway Co Ltd	19,508
134

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES	COMPANY	VALUE

1,300	Omron Corp	$58,836
2,100	Oriental Land Co Ltd	228,343
600	Osaka Gas Co Ltd	11,547
17,000	Panasonic Corp	218,435
2,470	Rakuten, Inc	17,412
5,929	Recruit Holdings Co Ltd	162,463
24,300	Resona Holdings, Inc	138,212
123	Rinnai Corp	10,653
701	Secom Co Ltd	53,579
3,024	Sekisui Chemical Co Ltd	54,125
4,363	Sekisui House Ltd	74,369
2,025	Sharp Corp	47,081
2,000	Shimadzu Corp	57,035
6,906	Shimizu Corp	72,281
2,700	Shin-Etsu Chemical Co Ltd	273,136
2,600	Shionogi & Co Ltd	141,915
1,700	Shiseido Co Ltd	125,240
3,900	Showa Shell Sekiyu KK	64,008
7,500	Sony Corp	403,101
1,500	Stanley Electric Co Ltd	52,755
200	Start Today Co Ltd	8,044
19,000	Sumitomo Chemical Co Ltd	109,416
1,300	Sumitomo Dainippon Pharma Co Ltd	25,228
5,042	Sumitomo Metal Mining Co Ltd	181,244
8,842	Sumitomo Mitsui Financial Group, Inc	350,919
3,001	Sumitomo Rubber Industries, Inc	49,737
2,900	Suntory Beverage & Food Ltd	123,369
1,200	Sysmex Corp	113,791
4,300	T&D Holdings, Inc	64,251
500	Teijin Ltd	9,338
400	THK Co Ltd	10,896
200	Toho Gas Co Ltd	6,833
4,726	Tokio Marine Holdings, Inc	224,844
1,300	Tokyo Electron Ltd	227,890
3,000	Tokyo Gas Co Ltd	73,276
3,000	Tokyu Corp	51,649
7,400	Toray Industries, Inc	57,349
1,400	Toto Ltd	65,428
300	Toyo Suisan Kaisha Ltd	10,859
1,406	Toyoda Gosei Co Ltd	35,677
4,700	Toyota Tsusho Corp	160,661
2,069	USS Co Ltd	39,267
1,000	West Japan Railway Co	69,910
1,800	Yakult Honsha Co Ltd	129,798
470	Yamaha Corp	21,993
3,300	Yaskawa Electric Corp	109,133
1,098	Yokogawa Electric Corp	19,529
2,567	Yokohama Rubber Co Ltd	54,984
	TOTAL JAPAN	12,824,437

LUXEMBOURG - 0.4%
1,545	SES Global S.A.	30,884
8,918	Tenaris S.A.	163,375
	TOTAL LUXEMBOURG	194,259
135

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES	COMPANY	VALUE

NETHERLANDS - 3.0%
14,933	Aegon NV	$98,439
1,446	Akzo Nobel NV	133,554
2,158	ASML Holding NV	462,175
582	DSM NV	62,029
2,369	EXOR NV	155,404
22,455	ING Groep NV	343,264
6,436	Koninklijke Philips Electronics NV	282,538
1,397	Koninklijke Vopak NV	65,710
743	NN Group NV	32,824
	TOTAL NETHERLANDS	1,635,937

NEW ZEALAND - 0.2%
5,777	Auckland International Airport Ltd	26,302
3,876	Fletcher Building Ltd	18,574
27,741	Meridian Energy Ltd	59,408
3,366	Ryman Healthcare Ltd	27,931
	TOTAL NEW ZEALAND	132,215

NORWAY - 1.4%
731	Aker BP ASA	26,119
11,148	DNB NOR Holding ASA	224,484
29,803	Norsk Hydro ASA	169,997
2,594	Orkla ASA	21,950
10,253	Statoil ASA	272,035
6,138	Telenor ASA	120,072
	TOTAL NORWAY	834,657

PORTUGAL - 0.4%
17,693	Energias de Portugal S.A.	72,184
8,242	Galp Energia SGPS S.A.	169,275
29	Jeronimo Martins SGPS S.A.	431
	TOTAL PORTUGAL	241,890

SINGAPORE - 1.6%
5,260	Ascendas REIT	10,645
35,200	CapitaLand Ltd	83,619
7,100	CapitaMall Trust	11,286
3,300	City Developments Ltd	24,324
14,720	DBS Group Holdings Ltd	289,621
2,000	Jardine Cycle & Carriage Ltd	49,516
24,700	Keppel Corp Ltd	124,856
5,553	Singapore Airlines Ltd	40,295
84,400	Singapore Telecommunications Ltd	199,185
4,400	UOL Group Ltd	23,232
	TOTAL SINGAPORE	856,579

SOUTH AFRICA - 0.3%
14,563	Investec plc	105,421
10,579	Mediclinic International plc	71,013
	TOTAL SOUTH AFRICA	176,434
136

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

SPAIN - 3.2%
2,831		Amadeus IT Holding S.A.	$241,501
38,322		Banco Bilbao Vizcaya Argentaria S.A.	280,733
43,956		Banco de Sabadell S.A.	73,176
39,423		CaixaBank S.A.	181,380
1,806		Enagas	50,490
2,163		Ferrovial S.A.	44,646
6,627		Gas Natural SDG S.A.	179,517
1,014	*,m	Iberdrola S.A.	7,881
35,477		Iberdrola S.A.	275,830
6,209		Industria De Diseno Textil S.A.	203,473
1,014		Red Electrica Corp S.A.	21,492
12,124		Repsol YPF S.A.	240,479
		TOTAL SPAIN	1,800,598

SWEDEN - 3.6%
5,073		Assa Abloy AB	100,144
5,422		Atlas Copco AB (A Shares)	155,267
4,902		Atlas Copco AB (B-Shares)	128,469
5,910		Boliden AB	175,928
3,548	*	Epiroc AB	37,599
4,327	*	Epiroc AB	51,808
19,963		Ericsson (LM) (B Shares)	156,715
770		Essity AB	19,261
3,197	e	Hennes & Mauritz AB (B Shares)	49,776
1,547		Investor AB (B Shares)	67,387
1,668		Lundin Petroleum AB	54,997
24,200		Nordea Bank AB	257,194
15,160		Skandinaviska Enskilda Banken AB (Class A)	162,062
575		SKF AB (B Shares)	11,805
14,305		Svenska Handelsbanken AB	176,703
7,698		Swedbank AB (A Shares)	182,037
14,416		TeliaSonera AB	69,344
8,603		Volvo AB (B Shares)	150,974
		TOTAL SWEDEN	2,007,470

SWITZERLAND - 7.5%
13,806		ABB Ltd	316,924
1,478		Adecco S.A.	90,863
49		Barry Callebaut AG.	83,480
3,929		Coca-Cola HBC AG.	141,020
2,676		Ferguson plc	211,037
65		Givaudan S.A.	152,146
332		Kuehne & Nagel International AG.	52,987
806		Lonza Group AG.	248,101
13,437		Nestle S.A.	1,095,026
127		Phonak Holding AG.	23,414
3,246		Roche Holding AG.	797,368
39		SGS S.A.	101,660
1,260		Sika AG.	178,905
1,791		Swiss Re Ltd	164,205
137

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

246		Swisscom AG.	$115,496
228		Vifor Pharma AG.	43,127
959		Zurich Financial Services AG.	294,078
		TOTAL SWITZERLAND	4,109,837

UNITED ARAB EMIRATES - 0.2%
1,705		NMC Health plc	84,807
		TOTAL UNITED ARAB EMIRATES	84,807

UNITED KINGDOM - 15.9%
16,015		3i Group plc	198,903
6,170		Associated British Foods plc	198,642
13,354		AstraZeneca plc (ADR)	522,542
39,086		Aviva plc	256,158
8,363		Barratt Developments plc	58,574
768		Berkeley Group Holdings plc	37,591
8,809		British Land Co plc	76,294
73,681		BT Group plc	225,396
2,073		Bunzl plc	61,597
4,338		Burberry Group plc	119,824
15,038		CNH Industrial NV	176,539
4,430		Coca-Cola European Partners plc (Class A)	182,693
13,052		Compass Group plc	280,740
8,853	g	ConvaTec Group plc	25,419
1,424		Croda International plc	96,072
1,823		DCC plc	168,659
1,667		easyJet plc	35,401
5,903		Hammerson plc	40,371
2,895		InterContinental Hotels Group plc	178,683
2,462		Intertek Group plc	189,924
23,858		ITV plc	51,564
16,479		J Sainsbury plc	70,667
5,638		John Wood Group plc	48,102
3,452		Johnson Matthey plc	170,073
9,245		Kingfisher plc	35,943
10,113		Land Securities Group plc	125,042
63,773		Legal & General Group plc	219,464
3,598		London Stock Exchange Group plc	207,364
6,930		Marks & Spencer Group plc	28,009
15,776		Meggitt plc	117,970
16,980	g	Merlin Entertainments plc	87,777
3,921		Mondi plc	107,810
25,523		National Grid plc	272,661
998		Next plc	77,698
5,871		Pearson plc	71,110
16,328		Prudential plc	385,235
3,475	e	RELX NV	75,577
10,375		RELX plc	226,044
12,859		RSA Insurance Group plc	108,755
2,691		Schroders plc	109,876
11,531		Scottish & Southern Energy plc	188,952
12,683		Segro plc	110,550
11,449		Sky plc	228,744

138

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY			VALUE

27,710		Standard Chartered plc			$249,870
39,341		Standard Life plc			161,146
28,943		Taylor Wimpey plc			66,420
78,274		Tesco plc			267,306
1,549		Travis Perkins plc			24,308
6,696	e	Unilever NV			386,299
7,229		Unilever plc			412,956
14,070		United Utilities Group plc			132,778
16,326	d	Vodafone Group plc (ADR)			400,803
3,263		Whitbread plc			167,621
6,886		WM Morrison Supermarkets plc			23,611
12,684		WPP plc			198,403
		TOTAL UNITED KINGDOM			8,746,530

UNITED STATES - 0.2%
3,610	*	QIAGEN NV (Turquoise)			130,887
		TOTAL UNITED STATES			130,887

		TOTAL COMMON STOCKS			54,198,747
		(Cost $50,241,735)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.7%

GOVERNMENT AGENCY DEBT - 1.7%
$950,000		Federal Home Loan Bank (FHLB)	1.770%	08/01/18	950,000
		TOTAL GOVERNMENT AGENCY DEBT			950,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
525,588	c	State Street Navigator Securities Lending Government Money Market Portfolio			525,588
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			525,588

		TOTAL SHORT-TERM INVESTMENTS			1,475,588
		(Cost $1,475,588)
		TOTAL INVESTMENTS - 101.3%			55,674,335
		(Cost $51,717,323)
		OTHER ASSETS & LIABILITIES, NET - (1.3)%			(729,195)
		NET ASSETS - 100.0%			$54,945,140

		Abbreviation(s):
		ADR American Depository Receipt
		REIT Real Estate Investment Trust

	*	Non-income producing
	c	Investments made with cash collateral received from securities on loan.
139

TIAA-CREF FUNDS - Social Choice International Equity Fund

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $498,859.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2018, the aggregate value of these securities amounted to $212,984 or 0.4% of net assets.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of July 31, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	5	9/21/18	$ 500,729	$ 501,075	$ 346
140

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2018

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$11,628,133	21.2%
INDUSTRIALS	7,926,277	14.4
CONSUMER DISCRETIONARY	7,273,546	13.2
HEALTH CARE	5,428,530	9.9
CONSUMER STAPLES	5,050,179	9.2
MATERIALS	4,840,972	8.8
INFORMATION TECHNOLOGY	3,310,660	6.0
ENERGY	2,748,742	5.0
TELECOMMUNICATION SERVICES	2,086,673	3.8
UTILITIES	2,003,835	3.6
REAL ESTATE	1,901,200	3.5
SHORT-TERM INVESTMENTS	1,475,588	2.7
OTHER ASSETS & LIABILITIES, NET	(729,195)	(1.3)

NET ASSETS	$54,945,140	100.0%
141

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.8%
61,537	e	Adient plc	$2,931,007
66,647	*	American Axle & Manufacturing Holdings, Inc	1,114,338
136,997		BorgWarner, Inc	6,304,602
31,260		Cooper Tire & Rubber Co	892,473
10,370	*	Cooper-Standard Holding, Inc	1,397,876
105,772		Dana Holding Corp	2,258,232
171,504		Delphi Automotive plc	16,819,397
15,824	*	Dorman Products, Inc	1,181,736
2,492,417		Ford Motor Co	25,023,867
20,209	*	Fox Factory Holding Corp	1,004,387
853,072		General Motors Co	32,339,960
168,290		Gentex Corp	3,904,328
21,895	*	Gentherm, Inc	991,844
149,972		Goodyear Tire & Rubber Co	3,630,822
103,901		Harley-Davidson, Inc	4,456,314
20,252		LCI Industries, Inc	1,862,171
44,143		Lear Corp	7,951,479
28,962	*	Modine Manufacturing Co	505,387
12,314	*,e	Motorcar Parts of America, Inc	265,982
8,438	*	Shiloh Industries, Inc	69,614
20,047		Spartan Motors, Inc	295,693
12,064		Standard Motor Products, Inc	587,999
31,896	*	Stoneridge, Inc	1,084,464
14,304		Superior Industries International, Inc	262,478
31,259		Tenneco, Inc	1,441,040
87,321	*,e	Tesla, Inc	26,033,883
30,448		Thor Industries, Inc	2,887,993
12,545		Tower International, Inc	405,204
18,574	*	Visteon Corp	2,174,644
18,856		Winnebago Industries, Inc	752,354
		TOTAL AUTOMOBILES & COMPONENTS	150,831,568

BANKS - 6.7%
9,347		1st Source Corp	528,666
8,349		Access National Corp	231,935
3,009		ACNB Corp	103,209
6,509	*	Allegiance Bancshares, Inc	292,580
4,530		American National Bankshares, Inc	182,559
21,301		Ameris Bancorp	992,627
3,475	*	Ames National Corp	109,289
6,379		Arrow Financial Corp	246,867
117,948		Associated Banc-Corp	3,184,596
11,387	*	Atlantic Capital Bancshares, Inc	203,258
54,502	e	Banc of California, Inc	1,090,040
142

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,912		Bancfirst Corp	$615,535
57,342		BancorpSouth Bank	1,886,552
6,135,005		Bank of America Corp	189,448,954
9,092		Bank of Commerce Holdings	113,650
29,720		Bank of Hawaii Corp	2,392,163
3,357		Bank of Marin Bancorp	298,269
35,700		Bank of NT Butterfield & Son Ltd	1,765,722
82,572		Bank OZK	3,377,195
7,344		BankFinancial Corp	122,939
64,191		BankUnited	2,494,462
2,566		Bankwell Financial Group, Inc	83,395
28,354		Banner Corp	1,785,451
8,016		Bar Harbor Bankshares	232,224
6,507	*	Baycom Corp	157,860
508,888		BB&T Corp	25,856,599
5,445		BCB Bancorp, Inc	81,131
43,990		Beneficial Bancorp, Inc	714,838
36,169		Berkshire Hills Bancorp, Inc	1,468,461
11,500		Blue Hills Bancorp, Inc	251,850
39,550	*	BofI Holding, Inc	1,543,241
16,194		BOK Financial Corp	1,576,162
48,565		Boston Private Financial Holdings, Inc	699,336
10,281		Bridge Bancorp, Inc	368,060
41,436		Brookline Bancorp, Inc	754,135
10,145		Bryn Mawr Bank Corp	495,583
3,755	*	BSB Bancorp, Inc	126,544
6,024		Business First Bancshares, Inc	155,720
9,057	*	Byline Bancorp, Inc	204,145
1,549		C&F Financial Corp	96,813
31,707		Cadence BanCorp	863,382
2,296		Cambridge Bancorp	206,525
7,531		Camden National Corp	347,179
4,271		Capital City Bank Group, Inc	103,444
88,665		Capitol Federal Financial	1,158,852
4,594		Capstar Financial Holdings, Inc	82,233
11,136		Carolina Financial Corp	464,928
58,274		Cathay General Bancorp	2,423,616
11,390	e	CBTX, Inc	425,758
68,929		Centerstate Banks of Florida, Inc	1,912,780
16,592		Central Pacific Financial Corp	457,276
5,705		Central Valley Community Bancorp	122,600
1,649		Century Bancorp, Inc	127,550
8,748		Charter Financial Corp	197,617
54,773		Chemical Financial Corp	3,111,106
1,442		Chemung Financial Corp	64,832
90,168		CIT Group, Inc	4,772,592
1,657,611		Citigroup, Inc	119,165,655
5,032		Citizens & Northern Corp	136,267
324,848		Citizens Financial Group, Inc	12,922,453
8,450		City Holding Co	680,056
5,601		Civista Bancshares, Inc	138,513
8,083		CNB Financial Corp	250,654
23,044		CoBiz, Inc	504,664
143

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,047		Codorus Valley Bancorp, Inc	$126,388
55,564		Columbia Banking System, Inc	2,274,235
28,721	*,e	Columbia Financial, Inc	482,226
110,957		Comerica, Inc	10,756,172
59,364		Commerce Bancshares, Inc	3,965,515
3,635		Commerce Union Bancshares, Inc	100,726
38,314		Community Bank System, Inc	2,423,361
12,086	*	Community Bankers Trust Corp	114,817
2,195		Community Financial Corp	76,320
8,530		Community Trust Bancorp, Inc	416,477
17,487		ConnectOne Bancorp, Inc	433,678
2,437		County Bancorp, Inc	64,434
38,930		Cullen/Frost Bankers, Inc	4,301,376
16,778	*	Customers Bancorp, Inc	427,336
62,870		CVB Financial Corp	1,503,850
17,875		Dime Community Bancshares	307,450
19,289	*	Eagle Bancorp, Inc	1,042,570
95,451		East West Bancorp, Inc	6,179,498
3,562	*	Entegra Financial Corp	103,832
5,252		Enterprise Bancorp, Inc	199,524
12,948		Enterprise Financial Services Corp	728,325
5,768	*	Equity Bancshares, Inc	233,604
4,031		ESSA Bancorp, Inc	63,287
61,272	*	Essent Group Ltd	2,352,845
2,444		Evans Bancorp, Inc	114,501
5,132	e	Farmers & Merchants Bancorp, Inc	239,357
3,988		Farmers Capital Bank Corp	224,524
11,953		Farmers National Banc Corp	190,949
7,522		FB Financial Corp	320,136
30,598	*	FCB Financial Holdings, Inc	1,560,498
5,280		Federal Agricultural Mortgage Corp (Class C)	497,851
12,316		Fidelity Southern Corp	294,722
433,781		Fifth Third Bancorp	12,835,580
9,108		Financial Institutions, Inc	288,724
16,589		First Bancorp (NC)	687,116
146,525	*	First Bancorp (Puerto Rico)	1,204,436
5,732		First Bancorp, Inc	174,826
4,642		First Bancshares, Inc	178,949
23,524		First Busey Corp	746,181
3,244		First Business Financial Services, Inc	77,077
6,335		First Citizens Bancshares, Inc (Class A)	2,577,205
90,275		First Commonwealth Financial Corp	1,522,939
9,362		First Community Bancshares, Inc	304,546
6,547		First Connecticut Bancorp	203,612
11,170		First Defiance Financial Corp	359,227
73,012		First Financial Bancorp	2,215,914
40,217	e	First Financial Bankshares, Inc	2,276,282
5,911		First Financial Corp	303,825
4,121		First Financial Northwest, Inc	72,777
15,907	*	First Foundation, Inc	250,058
2,330	e	First Guaranty Bancshares, Inc	61,512
59,341		First Hawaiian, Inc	1,676,977
199,824		First Horizon National Corp	3,574,851
144

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,693		First Internet Bancorp	$85,637
15,605		First Interstate Bancsystem, Inc	673,356
29,077		First Merchants Corp	1,372,434
5,492		First Mid-Illinois Bancshares, Inc	221,383
81,603		First Midwest Bancorp, Inc	2,176,352
5,007	*	First Northwest Bancorp	81,013
12,847		First of Long Island Corp	280,065
108,263		First Republic Bank	10,702,880
32,151	*	Flagstar Bancorp, Inc	1,094,742
15,508		Flushing Financial Corp	388,941
232,831		FNB Corp	2,987,222
7,459	*	Franklin Financial Network, Inc	292,020
128,742		Fulton Financial Corp	2,233,674
11,648		German American Bancorp, Inc	426,783
59,257		Glacier Bancorp, Inc	2,530,274
5,904		Great Southern Bancorp, Inc	348,631
47,945		Great Western Bancorp, Inc	2,006,498
14,150		Green Bancorp, Inc	343,845
1,612	e	Greene County Bancorp, Inc	54,647
14,346		Guaranty Bancorp	431,097
4,620		Guaranty Bancshares, Inc	144,883
61,065		Hancock Holding Co	3,068,516
17,666		Hanmi Financial Corp	442,533
7,161	*	HarborOne Bancorp, Inc	131,404
14,266		Heartland Financial USA, Inc	838,128
19,793		Heritage Commerce Corp	301,447
17,120		Heritage Financial Corp	600,056
68,004		Hilltop Holdings, Inc	1,414,483
689		Hingham Institution for Savings	152,317
2,808		Home Bancorp, Inc	128,017
124,025		Home Bancshares, Inc	2,876,140
15,841	*	HomeStreet, Inc	468,894
8,420	*	HomeTrust Bancshares, Inc	245,022
76,227		Hope Bancorp, Inc	1,279,089
18,984		Horizon Bancorp	398,854
4,629	*	Howard Bancorp, Inc	74,527
689,262		Huntington Bancshares, Inc	10,642,205
39,457		IBERIABANK Corp	3,278,877
7,160	*,e	Impac Mortgage Holdings, Inc	63,151
15,546		Independent Bank Corp (MA)	1,374,266
13,025		Independent Bank Corp (MI)	319,113
10,429		Independent Bank Group, Inc	699,786
32,276		International Bancshares Corp	1,434,668
4,281		Investar Holding Corp	114,731
159,467		Investors Bancorp, Inc	1,996,527
2,203,279		JPMorgan Chase & Co	253,266,921
65,475		Kearny Financial Corp	939,566
677,439		Keycorp	14,138,152
26,723		Lakeland Bancorp, Inc	518,426
14,457		Lakeland Financial Corp	701,020
4,465		LCNB Corp	83,049
31,858		LegacyTexas Financial Group, Inc	1,396,336
6,712	*,e	LendingTree, Inc	1,602,826
145

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,802		Live Oak Bancshares, Inc	$364,217
95,167		M&T Bank Corp	16,497,199
12,652		Macatawa Bank Corp	155,240
3,599	*	Malvern Bancorp, Inc	89,075
47,865		MB Financial, Inc	2,319,059
8,948		MBT Financial Corp	102,007
9,159		Mercantile Bank Corp	325,328
9,902		Merchants Bancorp	242,698
33,771		Meridian Bancorp, Inc	618,009
5,212		Meta Financial Group, Inc	466,213
5,551	*	Metropolitan Bank Holding Corp	272,776
244,006	*	MGIC Investment Corp	3,045,195
1,372		Middlefield Banc Corp	69,560
9,489		Midland States Bancorp, Inc	319,590
9,128		Midsouth Bancorp, Inc	129,161
6,033		MidWestOne Financial Group, Inc	194,021
2,513		MutualFirst Financial, Inc	96,499
30,861		National Bank Holdings Corp	1,221,478
2,810		National Bankshares, Inc	132,773
6,580	*	National Commerce Corp	286,888
24,802		NBT Bancorp, Inc	998,032
300,695		New York Community Bancorp, Inc	3,238,485
4,998	*	Nicolet Bankshares, Inc	276,639
34,580	*	NMI Holdings, Inc	722,722
4,114		Northeast Bancorp	88,245
23,793		Northfield Bancorp, Inc	396,391
3,306		Northrim BanCorp, Inc	133,232
62,067		Northwest Bancshares, Inc	1,118,447
3,413		Norwood Financial Corp	128,329
23,742		OceanFirst Financial Corp	692,554
27,352		OFG Bancorp	455,411
2,434	e	Ohio Valley Banc Corp	119,023
4,255		Old Line Bancshares, Inc	145,861
108,901		Old National Bancorp	2,118,124
15,597		Old Second Bancorp, Inc	241,754
12,464		Opus Bank	352,731
9,792	e	Origin Bancorp, Inc	397,751
37,381		Oritani Financial Corp	598,096
3,502		Orrstown Financial Services, Inc	92,103
8,685	*	Pacific Mercantile Bancorp	85,113
37,774	*	Pacific Premier Bancorp, Inc	1,397,638
87,737		PacWest Bancorp	4,406,152
8,359		Park National Corp	915,478
3,604		Parke Bancorp, Inc	85,054
10,386		PCSB Financial Corp	204,396
10,560		Peapack Gladstone Financial Corp	347,213
1,915		Penns Woods Bancorp, Inc	87,324
8,529	*	PennyMac Financial Services, Inc	163,330
2,511	e	Peoples Bancorp of North Carolina, Inc	78,820
7,855		Peoples Bancorp, Inc	284,508
3,001	e	Peoples Financial Services Corp	138,346
211,490		People’s United Financial, Inc	3,855,463
6,152		People’s Utah Bancorp	223,625
146

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

34,722	*	PHH Corp	$377,428
50,846		Pinnacle Financial Partners, Inc	3,177,875
306,658		PNC Financial Services Group, Inc	44,413,278
64,902		Popular, Inc	3,221,086
7,579		Preferred Bank	471,717
5,568		Premier Financial Bancorp, Inc	105,848
47,847		Prosperity Bancshares, Inc	3,356,467
2,484	*	Provident Bancorp, Inc	68,186
34,502		Provident Financial Services, Inc	881,181
4,706		Prudential Bancorp, Inc	89,179
6,812		QCR Holdings, Inc	295,981
135,485		Radian Group, Inc	2,594,538
8,447		RBB Bancorp	254,846
713,270		Regions Financial Corp	13,273,955
25,615		Renasant Corp	1,144,478
4,212		Republic Bancorp, Inc (Class A)	201,628
29,506	*	Republic First Bancorp, Inc	233,097
10,441		Riverview Bancorp, Inc	95,013
19,783		S&T Bancorp, Inc	885,487
18,530		Sandy Spring Bancorp, Inc	724,708
25,784	*	Seacoast Banking Corp of Florida	755,729
29,788		ServisFirst Bancshares, Inc	1,258,543
6,666		Shore Bancshares, Inc	128,787
5,605		SI Financial Group, Inc	78,190
5,108		Sierra Bancorp	150,890
33,409	*	Signature Bank	3,665,301
53,004		Simmons First National Corp (Class A)	1,579,519
4,152	*	SmartFinancial, Inc	106,706
23,192		South State Corp	1,941,170
2,686	*	Southern First Bancshares, Inc	118,050
2,726		Southern Missouri Bancorp, Inc	108,059
5,361		Southern National Bancorp of Virginia, Inc	94,032
15,459		Southside Bancshares, Inc	530,089
22,282		State Bank & Trust Co	700,769
147,335		Sterling Bancorp/DE	3,270,837
12,872		Stock Yards Bancorp, Inc	491,067
5,869		Summit Financial Group, Inc	150,246
304,669		SunTrust Banks, Inc	21,957,495
34,094	*	SVB Financial Group	10,496,861
74,099		Synovus Financial Corp	3,661,973
103,096		TCF Financial Corp	2,588,741
3,666		Territorial Bancorp, Inc	111,813
31,288	*	Texas Capital Bancshares, Inc	2,840,950
44,326		TFS Financial Corp	674,642
31,785	*	The Bancorp, Inc	308,632
3,583		Timberland Bancorp, Inc	129,776
8,865		Tompkins Trustco, Inc	759,553
36,661		TowneBank	1,184,150
14,317		Trico Bancshares	555,786
12,285	*	Tristate Capital Holdings, Inc	361,179
10,239	*	Triumph Bancorp, Inc	392,666
60,079		Trustco Bank Corp NY	546,719
39,363		Trustmark Corp	1,385,184
147

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

35,821		UMB Financial Corp	$2,575,172
131,633		Umpqua Holdings Corp	2,803,783
44,580		Union Bankshares Corp	1,805,936
1,900	e	Union Bankshares, Inc	100,415
78,406		United Bankshares, Inc	2,897,102
61,143		United Community Banks, Inc	1,836,124
26,462		United Community Financial Corp	276,528
30,136		United Financial Bancorp, Inc (New)	527,681
7,298		United Security Bancshares	78,454
4,251		Unity Bancorp, Inc	103,724
14,496		Univest Corp of Pennsylvania	395,741
999,216		US Bancorp	52,968,440
194,693		Valley National Bancorp	2,268,173
9,646	*	Veritex Holdings, Inc	297,290
18,692		Walker & Dunlop, Inc	1,107,688
66,217		Washington Federal, Inc	2,221,580
8,319		Washington Trust Bancorp, Inc	486,246
13,586		Waterstone Financial, Inc	230,962
62,815		Webster Financial Corp	4,053,452
2,854,636		Wells Fargo & Co	163,542,097
24,078		WesBanco, Inc	1,176,692
8,543		West Bancorporation, Inc	211,866
16,202	e	Westamerica Bancorporation	972,444
71,383	*	Western Alliance Bancorp	4,048,844
14,761		Western New England Bancorp, Inc	160,157
34,071		Wintrust Financial Corp	2,989,049
397,448	*,h	WMIH Corp	540,529
18,740		WSFS Financial Corp	1,062,558
120,615		Zions Bancorporation	6,235,796
		TOTAL BANKS	1,253,009,548

CAPITAL GOODS - 7.4%
375,971		3M Co	79,826,163
95,110		A.O. Smith Corp	5,661,898
28,007		Aaon, Inc	1,057,264
30,079		AAR Corp	1,426,045
35,403		Actuant Corp (Class A)	1,010,756
28,491		Acuity Brands, Inc	3,961,104
26,456		Advanced Drainage Systems, Inc	739,445
106,463	*	Aecom Technology Corp	3,572,898
20,604	*	Aegion Corp	510,567
41,943	*	Aerojet Rocketdyne Holdings, Inc	1,413,479
12,168	*	Aerovironment, Inc	895,686
39,570		AGCO Corp	2,493,701
60,367		Air Lease Corp	2,653,733
34,489		Aircastle Ltd	714,957
5,579		Alamo Group, Inc	518,847
16,788		Albany International Corp (Class A)	1,110,526
62,666		Allegion plc	5,109,786
4,289		Allied Motion Technologies, Inc	196,779
79,633		Allison Transmission Holdings, Inc	3,742,751
17,037		Altra Holdings, Inc	747,924
13,315	*	Ameresco, Inc	178,421
148

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,147	e	American Railcar Industries, Inc	$234,549
8,323	*	American Woodmark Corp	694,554
143,179		Ametek, Inc	11,139,326
16,520		Apogee Enterprises, Inc	838,555
22,409		Applied Industrial Technologies, Inc	1,672,832
283,692		Arconic, Inc	6,153,279
21,836		Argan, Inc	838,502
13,258	*	Armstrong Flooring, Inc	173,282
25,823	*	Armstrong World Industries, Inc	1,753,382
12,493		Astec Industries, Inc	613,781
12,601	*	Astronics Corp	516,767
44,630	*	Atkore International Group, Inc	1,055,946
34,304	*	Axon Enterprise, Inc	2,330,271
25,265		AZZ, Inc	1,369,363
30,926		Barnes Group, Inc	2,098,329
49,003	*	Beacon Roofing Supply, Inc	2,062,046
8,477	*,e	Blue Bird Corp	191,156
5,756	*,e	BlueLinx Holdings, Inc	196,107
37,920	*	BMC Stock Holdings, Inc	834,240
354,964		Boeing Co	126,473,673
24,834		Briggs & Stratton Corp	439,313
71,554	*	Builders FirstSource, Inc	1,282,963
64,343		BWX Technologies, Inc	4,231,196
13,856	e	Caesarstone Sdot-Yam Ltd	218,232
12,786	*	CAI International, Inc	293,567
42,029		Carlisle Cos, Inc	5,162,842
373,303		Caterpillar, Inc	53,680,971
18,364	*	Chart Industries, Inc	1,434,045
9,365	e	CIRCOR International, Inc	415,338
53,007	*	Colfax Corp	1,712,126
12,683		Columbus McKinnon Corp	522,032
25,478		Comfort Systems USA, Inc	1,415,303
13,897	*	Commercial Vehicle Group, Inc	97,418
22,980	*	Continental Building Products Inc	733,062
35,477		Crane Co	3,213,152
8,785	*	CSW Industrials, Inc	476,586
14,643		Cubic Corp	997,188
99,408		Cummins, Inc	14,196,456
26,288		Curtiss-Wright Corp	3,497,093
207,935		Deere & Co	30,106,909
6,313		DMC Global, Inc	259,149
91,338		Donaldson Co, Inc	4,356,823
12,538		Douglas Dynamics, Inc	615,616
99,630		Dover Corp	8,267,297
6,696	*	Ducommun, Inc	223,178
10,037	*	DXP Enterprises, Inc	414,930
19,200	*	Dycom Industries, Inc	1,711,872
2,879		Eastern Co	84,930
282,422		Eaton Corp	23,489,038
42,114		EMCOR Group, Inc	3,240,672
406,349		Emerson Electric Co	29,370,906
12,296		Encore Wire Corp	599,430
16,853	*,e	Energous Corp	231,223
149

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,942	*,e	Energy Recovery, Inc	$185,601
26,254		EnerSys	2,154,666
11,326	*	Engility Holdings, Inc	391,880
56,005	*,e	Enphase Energy, Inc	333,230
12,465		EnPro Industries, Inc	952,201
1,987	e	EnviroStar, Inc	79,679
76,887		Equifax, Inc	9,649,318
15,138		ESCO Technologies, Inc	942,340
23,156	*	Esterline Technologies Corp	1,975,207
41,952	*	Evoqua Water Technologies Corp	895,256
181,886		Fastenal Co	10,354,770
33,618		Federal Signal Corp	798,427
78,051		Flowserve Corp	3,460,001
91,965		Fluor Corp	4,713,206
200,198		Fortive Corp	16,432,252
91,025		Fortune Brands Home & Security, Inc	5,279,450
6,903	*	Foundation Building Materials, Inc	100,024
27,409		Franklin Electric Co, Inc	1,355,375
8,864		Freightcar America, Inc	162,300
67,680	*	Gardner Denver Holdings, Inc	1,936,325
49,944	*	Gates Industrial Corp plc	777,628
22,741		GATX Corp	1,872,494
3,280	*	Gencor Industries, Inc	49,200
37,070	*	Generac Holdings, Inc	1,992,512
168,885		General Dynamics Corp	33,736,468
5,571,642		General Electric Co	75,941,481
18,290	*	Gibraltar Industries, Inc	794,700
12,442		Global Brass & Copper Holdings, Inc	409,964
23,642	*	GMS, Inc	620,366
9,996		Gorman-Rupp Co	378,249
110,430		Graco, Inc	5,095,240
22,491		GrafTech International Ltd	476,809
4,428		Graham Corp	117,918
27,038		Granite Construction, Inc	1,458,700
41,979	*	Great Lakes Dredge & Dock Corp	226,687
26,411		Greenbrier Cos, Inc	1,496,183
17,223		Griffon Corp	308,292
23,245		H&E Equipment Services, Inc	855,184
75,960		Harris Corp	12,529,602
55,904	*	Harsco Corp	1,417,166
25,309	*	HC2 Holdings, Inc	146,286
127,212	*	HD Supply Holdings, Inc	5,594,784
23,557		HEICO Corp	1,799,048
55,712		HEICO Corp (Class A)	3,607,352
17,247	*	Herc Holdings, Inc	979,975
55,963		Hexcel Corp	3,862,007
48,578		Hillenbrand, Inc	2,438,616
487,616		Honeywell International, Inc	77,847,894
32,789		Hubbell, Inc	4,041,244
28,694		Huntington Ingalls	6,687,137
2,730		Hurco Cos, Inc	120,939
6,311		Hyster-Yale Materials Handling, Inc	415,011
50,175		IDEX Corp	7,705,876
150

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,045	*	IES Holdings, Inc	$108,508
219,770		Illinois Tool Works, Inc	31,499,634
161,383		Ingersoll-Rand plc	15,897,839
11,465		Insteel Industries, Inc	471,555
62,664		ITT, Inc	3,551,169
79,796		Jacobs Engineering Group, Inc	5,396,603
39,702	*	JELD-WEN Holding, Inc	1,089,423
18,624		John Bean Technologies Corp	2,059,814
592,688		Johnson Controls International plc	22,231,727
6,396		Kadant, Inc	617,854
24,204		Kaman Corp	1,602,789
84,491		KBR, Inc	1,688,130
51,003		Kennametal, Inc	1,987,077
25,854	*,e	KEYW Holding Corp, The	229,325
30,935	*	KLX, Inc	2,259,802
96,398	*,e	Kratos Defense & Security Solutions, Inc	1,245,462
49,384		L3 Technologies, Inc	10,589,905
1,979	*	Lawson Products, Inc	53,532
5,584	*	LB Foster Co (Class A)	137,087
25,186		Lennox International, Inc	5,467,377
39,330		Lincoln Electric Holdings, Inc	3,694,660
11,656		Lindsay Corp	1,097,296
161,727		Lockheed Martin Corp	52,739,175
10,065	*	Lydall, Inc	467,016
23,526	*	Manitowoc Co, Inc	623,204
203,877		Masco Corp	8,222,359
18,693	*	Masonite International Corp	1,275,797
42,500	*	Mastec, Inc	1,978,375
36,054		Maxar Technologies Ltd	1,765,564
27,817	*	Mercury Systems, Inc	1,160,803
56,636	*	Meritor, Inc	1,166,702
34,321	*	Middleby Corp	3,517,216
40,189	*	Milacron Holdings Corp	837,941
6,321		Miller Industries, Inc	164,662
18,760		Moog, Inc (Class A)	1,407,188
53,304	*	MRC Global, Inc	1,207,336
26,269		MSC Industrial Direct Co (Class A)	2,223,145
38,751		Mueller Industries, Inc	1,283,046
106,075		Mueller Water Products, Inc (Class A)	1,310,026
9,096	*	MYR Group, Inc	335,551
3,644	e	National Presto Industries, Inc	454,225
29,558	*	Navistar International Corp	1,273,063
22,485	*	NCI Building Systems, Inc	358,636
15,388	*	Nexeo Solutions, Inc	139,723
16,369		NN, Inc	351,933
38,994		Nordson Corp	5,229,485
103,671		Northrop Grumman Corp	31,152,099
5,316	*	Northwest Pipe Co	103,981
63,669	*	NOW, Inc	951,852
4,600	*	NV5 Holdings, Inc	346,380
105,699	*	nVent Electric plc	2,896,153
1,327		Omega Flex, Inc	122,456
16,581	*	Orion Marine Group, Inc	152,048
151

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

50,020		Oshkosh Truck Corp	$3,764,005
69,623		Owens Corning, Inc	4,331,943
218,719		PACCAR, Inc	14,374,213
84,390		Parker-Hannifin Corp	14,266,129
14,680	*	Patrick Industries, Inc	899,150
105,699		Pentair plc	4,719,460
55,404	*	PGT, Inc	1,329,696
209,447	*,e	Plug Power, Inc	418,894
6,494		Powell Industries, Inc	238,005
1,112		Preformed Line Products Co	97,634
22,842		Primoris Services Corp	616,962
17,187	*	Proto Labs, Inc	2,142,360
19,779		Quanex Building Products Corp	350,088
93,898	*	Quanta Services, Inc	3,199,105
21,162		Raven Industries, Inc	821,086
185,923		Raytheon Co	36,818,332
14,233	*	RBC Bearings, Inc	2,069,194
27,014		Regal-Beloit Corp	2,321,853
38,075	e	REV Group, Inc	653,748
61,542	*	Rexnord Corp	1,861,030
82,655		Rockwell Automation, Inc	15,502,772
106,558		Rockwell Collins, Inc	14,810,496
64,492		Roper Industries, Inc	19,470,135
3,027	*	Rush Enterprises, Inc	136,185
17,896	*	Rush Enterprises, Inc (Class A)	806,931
109,991	*	Sensata Technologies Holding plc	5,980,211
33,323		Simpson Manufacturing Co, Inc	2,431,246
25,430	*	SiteOne Landscape Supply, Inc	2,267,339
37,580		Snap-On, Inc	6,373,192
12,882	*	Sparton Corp	192,328
76,154		Spirit Aerosystems Holdings, Inc (Class A)	7,101,361
39,926	*	SPX Corp	1,481,255
24,635	*	SPX FLOW, Inc	1,170,655
7,474		Standex International Corp	774,680
99,717		Stanley Works	14,904,700
16,609	*	Sterling Construction Co, Inc	223,059
16,629		Sun Hydraulics Corp	865,706
75,852	*,e	Sunrun, Inc	1,072,547
22,270	*	Teledyne Technologies, Inc	4,886,483
12,425		Tennant Co	1,010,774
49,177		Terex Corp	2,169,689
17,402	*	Textainer Group Holdings Ltd	276,692
169,807		Textron, Inc	11,592,724
23,631	*	Thermon Group Holdings	592,429
40,509		Timken Co	1,995,068
30,879		Titan International, Inc	327,009
10,402	*	Titan Machinery, Inc	157,486
72,872		Toro Co	4,386,166
8,124	*	TPI Composites, Inc	250,382
31,040		TransDigm Group, Inc	11,656,762
37,646	*	Trex Co, Inc	2,926,600
26,769	*	Trimas Corp	792,362
89,617		Trinity Industries, Inc	3,414,408
152

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

31,950		Triton International Ltd	$1,124,640
29,330		Triumph Group, Inc	611,531
29,117	*	Tutor Perini Corp	538,665
5,065	*	Twin Disc, Inc	132,754
54,388	*	United Rentals, Inc	8,092,934
487,336		United Technologies Corp	66,150,989
68,211	*	Univar, Inc	1,875,120
35,331		Universal Forest Products, Inc	1,301,594
51,661	*	USG Corp	2,232,788
13,150		Valmont Industries, Inc	1,836,398
8,033	*	Vectrus, Inc	252,317
7,397	*	Veritiv Corp	283,305
10,333	*	Vicor Corp	594,664
29,572		W.W. Grainger, Inc	10,248,472
41,244		Wabash National Corp	816,631
35,577	*	WABCO Holdings, Inc	4,471,317
58,650		Wabtec Corp	6,470,268
19,945		Watsco, Inc	3,440,712
16,293		Watts Water Technologies, Inc (Class A)	1,393,866
75,780	*	Welbilt, Inc	1,727,784
38,587	*	Wesco Aircraft Holdings, Inc	461,115
29,038	*	WESCO International, Inc	1,771,318
2,234	*	Willis Lease Finance Corp	69,745
18,751	*	Willscot Corp	313,142
38,507		Woodward Governor Co	3,204,167
113,765		Xylem, Inc	8,709,848
		TOTAL CAPITAL GOODS	1,397,338,557

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
40,934		ABM Industries, Inc	1,277,141
34,874	*	Acacia Research (Acacia Technologies)	132,521
102,659		ACCO Brands Corp	1,314,035
107,111	e	ADT, Inc	965,070
49,821	*	Advanced Disposal Services, Inc	1,225,597
4,484		Barrett Business Services, Inc	411,990
3,889		BG Staffing, Inc	102,281
43,535		Brady Corp (Class A)	1,665,214
34,019		Brink’s Co	2,716,417
22,286	*	Casella Waste Systems, Inc (Class A)	614,202
33,580	*	CBIZ, Inc	738,760
16,438		Ceco Environmental Corp	112,929
15,560	*	Cimpress NV	2,272,849
55,043		Cintas Corp	11,255,193
30,478	*	Clean Harbors, Inc	1,735,113
131,899	*	Copart, Inc	7,569,684
22,625	*	CoStar Group, Inc	9,408,606
68,343		Covanta Holding Corp	1,230,174
4,620		CRA International, Inc	250,034
27,889		Deluxe Corp	1,643,499
22,036		Dun & Bradstreet Corp	2,774,112
64,481	*,†,m	Dyax Corp	71,574
19,239		Ennis, Inc	418,448
21,996		Essendant, Inc	365,794
153

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

33,038		Exponent, Inc	$1,615,558
5,122		Forrester Research, Inc	236,893
6,764	*	Franklin Covey Co	172,820
22,868	*	FTI Consulting, Inc	1,805,657
5,783	*	GP Strategies Corp	109,299
51,155	e	Healthcare Services Group	2,059,500
11,273		Heidrick & Struggles International, Inc	461,066
8,509	*	Heritage-Crystal Clean, Inc	205,067
40,071		Herman Miller, Inc	1,516,687
23,226	*	Hill International, Inc	127,743
39,763		HNI Corp	1,720,545
12,474	*	Huron Consulting Group, Inc	544,490
10,745		ICF International, Inc	791,369
253,926	*	IHS Markit Ltd	13,465,696
28,286	*	Innerworkings, Inc	250,614
24,338		Insperity, Inc	2,314,544
36,357		Interface, Inc	814,397
91,214		KAR Auction Services, Inc	5,422,672
19,171		Kelly Services, Inc (Class A)	465,664
13,273		Kforce, Inc	501,719
18,271		Kimball International, Inc (Class B)	295,077
27,546		Knoll, Inc	621,162
35,563		Korn/Ferry International	2,346,447
30,938		LSC Communications, Inc	464,689
41,108		Manpower, Inc	3,833,732
18,079		Matthews International Corp (Class A)	950,052
14,080		McGrath RentCorp	836,070
57,537	*,†,m	Media General, Inc	0
15,619	*	Mistras Group, Inc	328,624
26,465		Mobile Mini, Inc	1,128,732
19,423		MSA Safety, Inc	1,959,392
7,684		Multi-Color Corp	509,833
26,919	*	Navigant Consulting, Inc	585,757
232,362		Nielsen NV	5,474,449
8,636	*	NL Industries, Inc	73,838
29,950	*	On Assignment, Inc	2,704,485
110,155		Pitney Bowes, Inc	961,653
45,655		Quad Graphics, Inc	938,667
146,638		Republic Services, Inc	10,628,322
15,702		Resources Connection, Inc	249,662
81,560		Robert Half International, Inc	6,178,986
71,437		Rollins, Inc	3,924,749
42,800		RR Donnelley & Sons Co	252,520
10,123	*	SP Plus Corp	394,797
49,928		Steelcase, Inc (Class A)	686,510
52,619	*	Stericycle, Inc	3,675,963
6,643		Systemax, Inc	297,075
41,709	*,e	Team, Inc	909,256
33,567		Tetra Tech, Inc	2,040,874
118,738		TransUnion	8,596,631
34,577	*	TriNet Group, Inc	1,861,971
28,724	*	TrueBlue, Inc	776,984
9,147		Unifirst Corp	1,711,861
154

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,458		US Ecology, Inc	$844,652
101,843	*	Verisk Analytics, Inc	11,265,873
14,962		Viad Corp	858,819
4,920		VSE Corp	212,052
23,239	*	WageWorks, Inc	1,227,019
280,993		Waste Management, Inc	25,289,370
5,089	*	Willdan Group, Inc	141,881
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	190,911,723

CONSUMER DURABLES & APPAREL - 1.4%
18,634		Acushnet Holdings Corp	450,384
32,697	*	American Outdoor Brands Corp	309,641
6,685		Bassett Furniture Industries, Inc	167,125
56,270	*	Beazer Homes USA, Inc	720,819
53,261		Brunswick Corp	3,424,682
84,080		Callaway Golf Co	1,617,699
28,178		Carter’s, Inc	2,953,900
4,928	*	Cavco Industries, Inc	1,046,954
28,314	*	Century Communities, Inc	863,577
10,975	*	Clarus Corp	98,775
16,929		Columbia Sportswear Co	1,472,484
48,854	*	CROCS, Inc	884,746
5,692		Culp, Inc	141,162
18,849	*	Deckers Outdoor Corp	2,126,733
219,021		DR Horton, Inc	9,571,218
3,755		Escalade, Inc	50,317
13,716		Ethan Allen Interiors, Inc	308,610
4,942		Flexsteel Industries, Inc	177,072
28,004	*	Fossil Group, Inc	733,705
73,589	*	Garmin Ltd	4,595,633
25,667	*	G-III Apparel Group Ltd	1,172,982
76,922	*,e	GoPro, Inc	449,224
11,271	*	Green Brick Partners, Inc	109,329
7,313		Hamilton Beach Brands Holding Co	185,750
238,752	e	Hanesbrands, Inc	5,314,619
73,374		Hasbro, Inc	7,308,784
16,056	*	Helen of Troy Ltd	1,839,215
6,855		Hooker Furniture Corp	308,818
74,783	*	Hovnanian Enterprises, Inc (Class A)	117,409
15,160	*	Installed Building Products Inc	827,736
17,873	*,e	iRobot Corp	1,416,435
3,542		Johnson Outdoors, Inc	287,150
54,174		KB Home	1,286,632
28,186		La-Z-Boy, Inc	859,673
79,062		Leggett & Platt, Inc	3,444,731
10,114		Lennar Corp (B Shares)	436,925
180,702		Lennar Corp (Class A)	9,445,294
10,590	*,e	LGI Homes, Inc	547,397
3,865		Lifetime Brands, Inc	46,960
63,702	*	Lululemon Athletica, Inc	7,641,055
28,865	*	M/I Homes, Inc	746,449
12,112	*	Malibu Boats Inc	455,290
6,903		Marine Products Corp	128,258
155

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

212,768	e	Mattel, Inc	$3,376,628
11,600	*	MCBC Holdings, Inc	289,536
26,813		MDC Holdings, Inc	778,650
25,203	*	Meritage Homes Corp	1,087,509
96,116	*	Michael Kors Holdings Ltd	6,413,821
39,893	*	Mohawk Industries, Inc	7,514,245
21,655		Movado Group, Inc	1,078,419
2,602		Nacco Industries, Inc (Class A)	85,866
17,787	*	Nautilus, Inc	253,465
9,751	*	New Home Co Inc	89,904
293,370		Newell Rubbermaid, Inc	7,683,360
811,532		Nike, Inc (Class B)	62,414,926
2,019	*	NVR, Inc	5,571,289
9,639		Oxford Industries, Inc	887,945
7,374	*	Perry Ellis International, Inc	206,767
38,685		Polaris Industries, Inc	4,078,173
166,324		Pulte Homes, Inc	4,738,571
49,712		PVH Corp	7,631,786
37,030		Ralph Lauren Corp	4,998,309
27,706	*,e	Roku, Inc	1,258,407
81,984	*	Skechers U.S.A., Inc (Class A)	2,272,596
35,135		Steven Madden Ltd	1,899,047
19,646	e	Sturm Ruger & Co, Inc	1,064,813
3,027		Superior Uniform Group, Inc	63,446
180,891		Tapestry, Inc	8,523,584
64,027	*	Taylor Morrison Home Corp	1,250,447
27,570	*,e	Tempur Sealy International, Inc	1,347,346
90,305		Toll Brothers, Inc	3,184,154
21,857	*	TopBuild Corp	1,623,538
92,669	*	TRI Pointe Homes, Inc	1,313,120
32,244		Tupperware Corp	1,183,677
23,898	*,e	Turtle Beach Corp	649,787
121,392	*,e	Under Armour, Inc	2,274,886
132,079	*,e	Under Armour, Inc (Class A)	2,637,618
9,279	*	Unifi, Inc	279,947
8,832	*	Universal Electronics, Inc	308,678
11,056	*	Vera Bradley, Inc	146,934
210,216		VF Corp	19,354,587
38,038	*	Vista Outdoor, Inc	617,737
44,253		Whirlpool Corp	5,801,568
20,888	*	William Lyon Homes, Inc	455,985
55,856		Wolverine World Wide, Inc	1,976,185
16,971	*	Zagg, Inc	252,868
		TOTAL CONSUMER DURABLES & APPAREL	255,011,475

CONSUMER SERVICES - 2.2%
37,025	*	Adtalem Global Education, Inc	2,019,714
8,985	*	American Public Education, Inc	396,239
159,840		ARAMARK Holdings Corp	6,427,166
40,429		BBX Capital Corp	352,541
50,820	*	Belmond Ltd.	571,725
62	*	Biglari Holdings, Inc (A Shares)	60,600
625	*	Biglari Holdings, Inc (B Shares)	118,394
156

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,284		BJ’s Restaurants, Inc	$713,713
56,586		Bloomin’ Brands, Inc	1,094,373
9,583	*	Bojangles’, Inc	126,016
49,052		Boyd Gaming Corp	1,832,092
38,164	*	Bright Horizons Family Solutions	4,083,166
29,561	e	Brinker International, Inc	1,394,392
380,569	*	Caesars Entertainment Corp	4,300,430
6,499	*	Cambium Learning Group, Inc	77,078
6,670		Capella Education Co	693,680
41,943	*	Career Education Corp	771,751
261,127		Carnival Corp	15,469,164
14,703		Carriage Services, Inc	367,428
34,276	*	Carrols Restaurant Group, Inc	497,002
11,016	*	Century Casinos, Inc	89,780
25,859	e	Cheesecake Factory	1,448,880
79,445	*	Chegg, Inc	2,200,627
15,561	*	Chipotle Mexican Grill, Inc (Class A)	6,748,183
25,535		Choice Hotels International, Inc	1,981,516
7,857		Churchill Downs, Inc	2,246,709
9,542	*	Chuy’s Holdings, Inc	302,004
12,748	e	Cracker Barrel Old Country Store, Inc	1,867,518
80,854		Darden Restaurants, Inc	8,646,527
24,272	*	Dave & Buster’s Entertainment, Inc	1,192,969
11,445	*	Del Frisco’s Restaurant Group, Inc	97,855
18,560	*	Del Taco Restaurants, Inc	240,166
52,667	*	Denny’s Corp	766,305
10,194		DineEquity, Inc	724,080
27,315		Domino’s Pizza, Inc	7,174,558
40,921	*	Drive Shack, Inc	253,710
55,189	e	Dunkin Brands Group, Inc	3,842,810
12,724	*	El Pollo Loco Holdings, Inc	147,598
41,788	*	Eldorado Resorts, Inc	1,790,616
1,317	*,e	Empire Resorts, Inc	18,240
112,787		Extended Stay America, Inc	2,401,235
14,165	*	Fiesta Restaurant Group, Inc	411,493
11,034	*	Golden Entertainment, Inc	343,488
3,526		Graham Holdings Co	1,971,034
33,012	*	Grand Canyon Education, Inc	3,846,888
128,727		H&R Block, Inc	3,238,771
11,648	*	Habit Restaurants, Inc	147,930
60,718	*	Hilton Grand Vacations, Inc	2,100,236
175,730		Hilton Worldwide Holdings, Inc	13,822,922
60,193	*	Houghton Mifflin Harcourt Co	382,226
28,427		Hyatt Hotels Corp	2,223,844
62,864		ILG, Inc	2,158,121
70,296		International Game Technology plc	1,777,083
13,919		International Speedway Corp (Class A)	602,693
6,337	*	J Alexander’s Holdings, Inc	67,806
17,613		Jack in the Box, Inc	1,483,719
22,996	*	K12, Inc	376,215
232,493		Las Vegas Sands Corp	16,716,247
32,035	*	Laureate Education, Inc	474,438
11,522	*	Lindblad Expeditions Holdings, Inc	152,551
157

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

189,797		Marriott International, Inc (Class A)	$24,263,648
13,008	e	Marriott Vacations Worldwide Corp	1,549,383
511,115		McDonald’s Corp	80,521,057
332,344		MGM Resorts International	10,425,631
6,193	*	Monarch Casino & Resort, Inc	295,220
1,566		Nathan’s Famous, Inc	153,860
10,355	*,e	Noodles & Co	108,210
133,200	*	Norwegian Cruise Line Holdings Ltd	6,663,996
15,702	e	Papa John’s International, Inc	658,856
52,037	*	Penn National Gaming, Inc	1,667,786
31,139	*	Pinnacle Entertainment, Inc	1,035,060
56,039		Planet Fitness, Inc	2,662,973
6,773	*	PlayAGS, Inc	193,369
17,991	*	Potbelly Corp	223,088
5,088		RCI Hospitality Holdings, Inc	165,004
7,530	*	Red Lion Hotels Corp	94,125
18,546	*	Red Robin Gourmet Burgers, Inc	877,226
44,070		Red Rock Resorts, Inc	1,557,434
28,824	*	Regis Corp	503,267
109,305		Royal Caribbean Cruises Ltd	12,325,232
17,188		Ruth’s Chris Steak House, Inc	497,593
35,669	*	Scientific Games Corp (Class A)	1,713,895
40,162	*,e	SeaWorld Entertainment, Inc	855,451
122,088		Service Corp International	4,804,163
89,123	*	ServiceMaster Global Holdings, Inc	5,079,120
12,555	*,e	Shake Shack, Inc	782,553
44,948	e	Six Flags Entertainment Corp	2,919,373
22,829	e	Sonic Corp	802,439
22,259	*	Sotheby’s (Class A)	1,182,176
10,246		Speedway Motorsports, Inc	180,842
878,660		Starbucks Corp	46,032,997
6,141	*	Strategic Education Inc	723,655
47,176		Texas Roadhouse, Inc (Class A)	2,964,540
26,798		Vail Resorts, Inc	7,419,562
25,607	*	Weight Watchers International, Inc	2,292,595
108,606		Wendy’s	1,811,548
16,728		Wingstop, Inc	825,527
60,858		Wyndham Hotels & Resorts, Inc	3,529,764
60,858		Wyndham Worldwide Corp	2,806,771
66,077		Wynn Resorts Ltd	11,020,322
237,013		Yum China Holdings, Inc	8,551,429
209,468		Yum! Brands, Inc	16,608,718
12,793	*,e	Zoe’s Kitchen, Inc	124,732
		TOTAL CONSUMER SERVICES	407,320,445

DIVERSIFIED FINANCIALS - 3.7%
36,238		Affiliated Managers Group, Inc	5,798,442
19,777		AG Mortgage Investment Trust	386,245
265,786		AGNC Investment Corp	5,174,853
268,652		Ally Financial, Inc	7,189,128
464,643		American Express Co	46,241,271
95,902		Ameriprise Financial, Inc	13,970,044
739,688		Annaly Capital Management, Inc	7,929,455
158

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

56,490		Anworth Mortgage Asset Corp	$284,710
94,443		Apollo Commercial Real Estate Finance, Inc	1,802,917
80,190		Arbor Realty Trust, Inc	911,760
19,022		Ares Commercial Real Estate Corp	268,591
26,408	e	Arlington Asset Investment Corp (Class A)	277,812
31,053	*	ARMOUR Residential REIT, Inc	738,130
26,604		Artisan Partners Asset Management, Inc	916,508
2,529	e	Associated Capital Group, Inc	94,205
81,890	*	AXA Equitable Holdings, Inc	1,800,761
12,970		B. Riley Financial, Inc	284,043
17,336		Banco Latinoamericano de Exportaciones S.A. (Class E)	412,077
605,791		Bank of New York Mellon Corp	32,391,645
165,247		BGC Partners, Inc (Class A)	1,774,753
79,816		BlackRock, Inc	40,128,292
59,848		Blackstone Mortgage Trust, Inc	1,983,363
65,997	*	Cannae Holdings, Inc	1,204,445
310,292		Capital One Financial Corp	29,266,741
53,268		Capstead Mortgage Corp	445,853
71,593		CBOE Holdings, Inc	6,953,828
772,520		Charles Schwab Corp	39,444,871
6,774		Cherry Hill Mortgage Investment Corp	124,777
141,797		Chimera Investment Corp	2,708,323
221,473		CME Group, Inc	35,240,784
26,183		Cohen & Steers, Inc	1,096,806
51,400		Colony Credit Real Estate, Inc	1,092,764
15,789	*,e	Cowen Group, Inc	247,887
8,107	*,e	Credit Acceptance Corp	3,109,845
110,847		CYS Investments, Inc	810,292
2,763		Diamond Hill Investment Group, Inc	529,778
226,844		Discover Financial Services	16,198,930
19,065	*	Donnelley Financial Solutions, Inc	396,552
50,081		Dynex Capital, Inc	333,039
172,014	*	E*TRADE Financial Corp	10,288,157
68,317		Eaton Vance Corp	3,629,682
27,220	*	Elevate Credit, Inc	253,690
14,043	*,e	Encore Capital Group, Inc	506,952
20,701	*	Enova International, Inc	641,731
25,358		Evercore Partners, Inc (Class A)	2,865,454
26,209		Exantas Capital Corp	274,932
28,844	*,e	Ezcorp, Inc (Class A)	330,264
23,810		Factset Research Systems, Inc	4,794,382
59,770		Federated Investors, Inc (Class B)	1,446,434
86,345	*	FGL Holdings	778,832
27,184		FirstCash, Inc	2,207,341
205,399		Franklin Resources, Inc	7,049,294
21,672	e	Gain Capital Holdings, Inc	147,586
2,529		GAMCO Investors, Inc (Class A)	61,935
227,137		Goldman Sachs Group, Inc	53,929,138
24,702		Granite Point Mortgage Trust, Inc	469,338
8,967		Great Ajax Corp	119,889
29,997	*	Green Dot Corp	2,379,362
23,652	e	Greenhill & Co, Inc	773,420
7,789		Hamilton Lane, Inc	381,427
159

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,400		Houlihan Lokey, Inc	$757,064
44,615		Interactive Brokers Group, Inc (Class A)	2,670,654
369,997		IntercontinentalExchange Group, Inc	27,346,478
10,938	*	INTL FCStone, Inc	586,167
255,871		Invesco Ltd	6,905,958
66,133		Invesco Mortgage Capital, Inc	1,097,147
19,357		Investment Technology Group, Inc	428,758
191,382		Jefferies Financial Group, Inc	4,641,014
5,996		KKR Real Estate Finance Trust, Inc	124,237
44,989		Ladder Capital Corp	719,374
69,780		Ladenburg Thalmann Financial Services, Inc	236,554
80,327		Lazard Ltd (Class A)	4,361,756
49,924		Legg Mason, Inc	1,703,906
226,272	*	LendingClub Corp	932,241
54,799		LPL Financial Holdings, Inc	3,632,626
24,005		MarketAxess Holdings, Inc	4,651,449
3,292		Marlin Business Services Corp	101,394
298,452		MFA Mortgage Investments, Inc	2,402,539
24,039		Moelis & Co	1,528,880
107,778		Moody’s Corp	18,442,971
814,169		Morgan Stanley	41,164,385
13,425		Morningstar, Inc	1,772,100
57,040		MSCI, Inc (Class A)	9,479,478
26,768		MTGE Investment Corp	536,698
73,541		NASDAQ OMX Group, Inc	6,721,647
163,878		Navient Corp	2,164,828
11,469		Nelnet, Inc (Class A)	674,148
224,028		New Residential Investment Corp	4,007,861
62,301		New York Mortgage Trust, Inc	386,889
17,297	*,†,m	NewStar Financial, Inc	8,515
136,486		Northern Trust Corp	14,907,001
79,261		OM Asset Management plc	1,129,469
34,049	*	On Deck Capital, Inc	232,895
59,465	*	OneMain Holdings, Inc	1,977,211
5,171		Oppenheimer Holdings, Inc	152,803
43,241		Orchid Island Capital, Inc	351,549
38,753		PennyMac Mortgage Investment Trust	747,545
12,455		Pico Holdings, Inc	150,706
15,512		Piper Jaffray Cos	1,199,853
21,438		PJT Partners, Inc	1,290,782
26,858	*,e	PRA Group, Inc	1,052,834
9,183		Pzena Investment Management, Inc (Class A)	89,534
83,463		Raymond James Financial, Inc	7,644,376
57,143		Redwood Trust, Inc	960,574
6,102	*	Regional Management Corp	202,403
162,963		S&P Global, Inc	32,664,304
15,919	*	Safeguard Scientifics, Inc	181,477
77,334		Santander Consumer USA Holdings, Inc	1,487,906
88,545		SEI Investments Co	5,307,387
3,516		Silvercrest Asset Management Group, Inc	61,354
300,600	*	SLM Corp	3,393,774
235,663		State Street Corp	20,811,400
43,384		Stifel Financial Corp	2,391,760
160

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

490,213		Synchrony Financial	$14,186,764
151,155		T Rowe Price Group, Inc	17,999,537
183,348		TD Ameritrade Holding Corp	10,478,338
15,318		TPG RE Finance Trust, Inc	315,857
135,635		Two Harbors Investment Corp	2,102,343
24,783		Virtu Financial, Inc	499,378
4,018		Virtus Investment Partners, Inc	535,399
111,071		Voya Financial, Inc	5,611,307
48,270	e	Waddell & Reed Financial, Inc (Class A)	999,672
25,006		Western Asset Mortgage Capital Corp	276,816
5,694		Westwood Holdings Group, Inc	332,359
67,611		WisdomTree Investments, Inc	590,920
3,416	*	World Acceptance Corp	341,293
11,796		ZAIS Financial Corp	196,993
		TOTAL DIVERSIFIED FINANCIALS	706,337,349

ENERGY - 5.9%
101,818	*	Abraxas Petroleum Corp	264,727
1,000		Adams Resources & Energy, Inc	40,000
60,483	*	Alta Mesa Resources, Inc	365,317
333,672		Anadarko Petroleum Corp	24,408,107
91,408		Andeavor	13,716,684
165,001	*	Antero Resources Corp	3,389,121
245,160		Apache Corp	11,277,360
49,815	*	Apergy Corp	2,042,415
31,598	*,e	Approach Resources, Inc	72,675
12,791		Arch Coal, Inc	1,081,991
89,208		Archrock, Inc	1,217,689
17,854	*	Ardmore Shipping Corp	120,514
271,586		Baker Hughes a GE Co	9,391,444
57,840	*	Basic Energy Services, Inc	652,435
13,261	*	Bonanza Creek Energy, Inc	493,309
57,752	*	Bristow Group, Inc	807,373
46,151	*	C&J Energy Services, Inc	1,073,472
302,034		Cabot Oil & Gas Corp	7,097,799
14,477	*	Cactus, Inc	473,687
28,426	*,e	California Resources Corp	1,034,991
133,621	*	Callon Petroleum Co	1,437,762
18,646	*,e	CARBO Ceramics, Inc	173,967
53,419	*	Carrizo Oil & Gas, Inc	1,505,347
117,024	*	Centennial Resource Development, Inc	2,101,751
134,408	*	Cheniere Energy, Inc	8,534,908
576,495	*,e	Chesapeake Energy Corp	2,721,056
1,238,600		Chevron Corp	156,398,022
58,801		Cimarex Energy Co	5,797,779
73,012	*	Clean Energy Fuels Corp	208,084
52,072	*	Cloud Peak Energy, Inc	135,908
136,081	*	CNX Resources Corp	2,215,399
124,749	*	Concho Resources, Inc	18,194,642
760,768		ConocoPhillips	54,904,627
16,824	*	CONSOL Energy, Inc	700,383
53,203	*	Continental Resources, Inc	3,398,076
19,149	*,e	Covia Holdings Corp	345,256
161

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,670	e	CVR Energy, Inc	$379,934
54,642		Delek US Holdings, Inc	2,913,511
287,499	*	Denbury Resources, Inc	1,296,620
335,611	*	Devon Energy Corp	15,105,851
53,411		DHT Holdings, Inc	226,997
39,673	*,e	Diamond Offshore Drilling, Inc	761,722
62,945		Diamondback Energy, Inc	8,305,593
14,519	*	Dorian LPG Ltd	123,411
22,512	*	Dril-Quip, Inc	1,160,494
11,289	*	Earthstone Energy, Inc	109,955
58,591	*	Eclipse Resources Corp	94,332
58,074	*	Energen Corp	4,307,929
19,082	*	Energy XXI Gulf Coast, Inc	170,784
376,326		EOG Resources, Inc	48,523,474
80,713	*,e	EP Energy Corp	173,533
170,029		EQT Corp	8,447,041
14,655	*	Era Group, Inc	207,075
19,088		Evolution Petroleum Corp	205,196
19,250	*	Exterran Corp	533,610
71,970	*,e	Extraction Oil & Gas, Inc	1,088,186
2,755,152	d	Exxon Mobil Corp	224,572,440
55,437	*	Forum Energy Technologies, Inc	728,997
30,866	e	Frank’s International NV	260,200
48,009	e	Frontline Ltd	245,326
14,414	*	FTS International, Inc	172,968
31,694		GasLog Ltd	534,044
57,014		Golar LNG Ltd	1,482,934
55,698		Green Plains Renewable Energy, Inc	924,587
106,013	*	Gulfport Energy Corp	1,220,210
112,598	*,e	Halcon Resources Corp	440,258
7,976		Hallador Energy Co	55,912
557,887		Halliburton Co	23,665,567
94,419	*	Helix Energy Solutions Group, Inc	945,134
74,079		Helmerich & Payne, Inc	4,544,747
173,433		Hess Corp	11,382,408
73,725	*	HighPoint Resources Corp	482,161
105,513		HollyFrontier Corp	7,869,160
26,120	*	Independence Contract Drilling, Inc	105,264
16,510	*	International Seaways, Inc	359,423
6,856	*	ION Geophysical Corp	175,514
341	*	Isramco, Inc	40,238
73,785	*,e	Jagged Peak Energy, Inc	1,055,125
32,812	*	Keane Group, Inc	462,977
8,313	*	Key Energy Services, Inc	139,326
1,219,970		Kinder Morgan, Inc	21,691,067
136,699	*	Kosmos Energy LLC	1,036,178
111,357	*	Laredo Petroleum Holdings, Inc	1,037,847
8,330	*,e	Liberty Oilfield Services, Inc	163,268
51,346	*,e	Lilis Energy, Inc	240,813
5,084	*,e	Mammoth Energy Services, Inc	189,226
546,079		Marathon Oil Corp	11,533,188
296,666		Marathon Petroleum Corp	23,979,513
57,431	*	Matador Resources Co	1,923,938
162

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,810	*	Matrix Service Co	$295,460
120,508	*	McDermott International, Inc	2,170,349
6,368	*	Midstates Petroleum Co, Inc	83,484
104,440		Murphy Oil Corp	3,473,674
199,839		Nabors Industries Ltd	1,195,037
245,145		National Oilwell Varco, Inc	11,918,950
6,634	*	Natural Gas Services Group, Inc	146,611
6,346	*,e	NCS Multistage Holdings, Inc	100,648
123,591	*	Newfield Exploration Co	3,549,534
52,482	*	Newpark Resources, Inc	579,926
5,502	*	Nine Energy Service, Inc	160,713
178,394	*	Noble Corp plc	1,041,821
304,521		Noble Energy, Inc	10,990,163
61,926	e	Nordic American Tanker Shipping	139,333
69,166	*,e	Northern Oil And Gas, Inc	257,298
178,965	*	Oasis Petroleum, Inc	2,186,952
493,556		Occidental Petroleum Corp	41,424,155
34,302	*	Ocean Rig UDW, Inc	961,828
57,947		Oceaneering International, Inc	1,585,430
32,391	*	Oil States International, Inc	1,130,446
262,065		Oneok, Inc	18,459,859
26,680	*	Overseas Shipholding Group, Inc	96,048
10,195		Panhandle Oil and Gas, Inc (Class A)	207,978
18,649	*	Par Pacific Holdings, Inc	326,544
165,844	*	Parsley Energy, Inc	5,212,477
138,811		Patterson-UTI Energy, Inc	2,387,549
70,183		PBF Energy, Inc	3,277,546
42,189	*	PDC Energy, Inc	2,657,063
51,244		Peabody Energy Corp	2,177,358
8,303	*	Penn Virginia Corp	701,770
5,035	*	PHI, Inc	41,841
270,036		Phillips 66	33,306,240
52,631	*	Pioneer Energy Services Corp	173,682
108,213		Pioneer Natural Resources Co	20,481,475
33,899	*	ProPetro Holding Corp	557,300
158,924	*	Questar Market Resources, Inc	1,651,220
139,228	e	Range Resources Corp	2,148,288
55,628	*,e	Renewable Energy Group, Inc	948,457
16,445	*,e	Resolute Energy Corp	505,519
3,235	*	Rex American Resources Corp	249,095
9,517	*	RigNet, Inc	117,059
63,411	*	Ring Energy, Inc	783,760
69,709	*	Rowan Cos plc	1,009,386
35,391	e	RPC, Inc	523,787
47,090	*,e	Sanchez Energy Corp	209,551
22,704	*	SandRidge Energy, Inc	370,529
899,233		Schlumberger Ltd	60,716,212
194,803		Scorpio Tankers, Inc	418,826
19,980	*	SEACOR Holdings, Inc	1,054,345
8,519	*	SEACOR Marine Holdings, Inc	215,531
52,997	*	Select Energy Services, Inc	809,794
50,133		SemGroup Corp	1,260,845
50,121	e	Ship Finance International Ltd	729,261
163

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,621	*	SilverBow Resources, Inc	$110,332
72,606		SM Energy Co	1,997,391
15,814	*,e	Smart Sand, Inc	91,721
49,453	*,e	Solaris Oilfield Infrastructure, Inc	775,918
384,595	*	Southwestern Energy Co	1,976,818
159,888	*	SRC Energy, Inc	1,809,932
104,475	*	Superior Energy Services	1,028,034
11,542	*	Talos Energy, Inc	428,670
140,955		Targa Resources Investments, Inc	7,198,572
33,452	e	Teekay Corp	233,160
108,417	e	Teekay Tankers Ltd (Class A)	102,834
48,249	*,e	Tellurian, Inc	376,825
76,754	*	Tetra Technologies, Inc	330,810
15,289	*,e	Tidewater, Inc	524,871
285,710	*,e	Transocean Ltd (NYSE)	3,677,088
37,847	*	Unit Corp	942,390
78,040	*,e	Uranium Energy Corp	128,766
48,687	e	US Silica Holdings Inc	1,312,602
280,524		Valero Energy Corp	33,200,015
64,054	*	W&T Offshore, Inc	444,535
639,254	*,e	Weatherford International Ltd	2,167,071
59,270	*	Whiting Petroleum Corp	2,942,756
29,200	*	WildHorse Resource Development Corp	640,356
542,664		Williams Cos, Inc	16,144,254
41,030		World Fuel Services Corp	1,141,865
248,246	*	WPX Energy, Inc	4,659,577
		TOTAL ENERGY	1,107,154,453

FOOD & STAPLES RETAILING - 0.9%
15,822		Andersons, Inc	557,726
23,836		Casey’s General Stores, Inc	2,607,182
10,953	*	Chefs’ Warehouse Holdings, Inc	295,183
9,040		Ingles Markets, Inc (Class A)	268,940
550,242		Kroger Co	15,957,018
11,075	*	Natural Grocers by Vitamin C	146,965
74,257	*	Performance Food Group Co	2,662,113
14,522		Pricesmart, Inc	1,187,174
720,996	*,e	Rite Aid Corp	1,449,202
17,098	*	Smart & Final Stores, Inc	100,878
22,898		Spartan Stores, Inc	548,636
98,907	*	Sprouts Farmers Market, Inc	2,125,511
23,576	*,e	SUPERVALU, Inc	761,976
306,703		Sysco Corp	20,613,509
33,150	*	United Natural Foods, Inc	1,067,430
135,280	*	US Foods Holding Corp	4,573,817
4,530		Village Super Market (Class A)	121,993
547,241		Walgreens Boots Alliance, Inc	37,004,436
928,107		Walmart, Inc	82,814,988
8,591		Weis Markets, Inc	439,258
		TOTAL FOOD & STAPLES RETAILING	175,303,935

FOOD, BEVERAGE & TOBACCO - 3.8%
74,793	*,e	22nd Century Group, Inc	186,982
164

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,581		Alico, Inc	$50,592
1,222,403		Altria Group, Inc	71,730,608
357,756		Archer Daniels Midland Co	17,265,305
38,015	e	B&G Foods, Inc (Class A)	1,193,671
5,283	*	Boston Beer Co, Inc (Class A)	1,452,561
36,595		Brown-Forman Corp	1,949,416
180,390		Brown-Forman Corp (Class B)	9,600,356
92,748		Bunge Ltd	6,411,669
15,105	e	Calavo Growers, Inc	1,397,212
30,689	*	Cal-Maine Foods, Inc	1,381,005
112,749	e	Campbell Soup Co	4,611,434
47,721	*,e	Castle Brands, Inc	58,697
2,626		Coca-Cola Bottling Co Consolidated	381,085
2,500,691		Coca-Cola Co	116,607,221
248,730		ConAgra Foods, Inc	9,130,878
101,546		Constellation Brands, Inc (Class A)	21,348,016
283,718		Costco Wholesale Corp	62,051,964
8,358	*	Craft Brewers Alliance, Inc	165,488
97,213	*	Darling International, Inc	1,953,009
102,917		Dean Foods Co	1,010,645
6,862	*	Farmer Bros Co	197,969
128,053		Flowers Foods, Inc	2,612,281
21,800		Fresh Del Monte Produce, Inc	791,340
13,880	*	Freshpet, Inc	402,520
378,786		General Mills, Inc	17,446,883
64,142	*	Hain Celestial Group, Inc	1,824,198
89,895		Hershey Co	8,828,588
178,526	e	Hormel Foods Corp	6,421,580
62,496	*	Hostess Brands, Inc	875,569
47,532		Ingredion, Inc	4,814,992
8,896		J&J Snack Foods Corp	1,289,564
69,516		J.M. Smucker Co	7,724,618
5,244		John B. Sanfilippo & Son, Inc	403,106
158,024		Kellogg Co	11,224,445
116,386		Keurig Dr Pepper, Inc	2,794,428
394,821		Kraft Heinz Co	23,787,965
97,318		Lamb Weston Holdings, Inc	6,838,536
12,827		Lancaster Colony Corp	1,860,300
15,115	*	Landec Corp	211,610
4,909		Limoneira Co	133,819
77,638		McCormick & Co, Inc	9,125,570
7,916	e	MGP Ingredients, Inc	649,666
109,706		Molson Coors Brewing Co (Class B)	7,350,302
934,263		Mondelez International, Inc	40,528,329
263,326	*	Monster Beverage Corp	15,804,827
6,956		National Beverage Corp	733,928
923,281		PepsiCo, Inc	106,177,315
1,010,852		Philip Morris International, Inc	87,236,528
31,849	*	Pilgrim’s Pride Corp	567,549
71,893		Pinnacle Foods, Inc	4,775,133
41,559	*	Post Holdings, Inc	3,597,347
17,194	*	Primo Water Corp	301,755
13,113	e	Sanderson Farms, Inc	1,322,184
165

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

152		Seaboard Corp	$552,976
4,225	*	Seneca Foods Corp	113,864
37,098	*	Simply Good Foods Co	618,795
17,233	e	Tootsie Roll Industries, Inc	515,267
32,688	*	TreeHouse Foods, Inc	1,552,353
2,787		Turning Point Brands, Inc	93,253
186,199		Tyson Foods, Inc (Class A)	10,734,372
16,442		Universal Corp	1,136,142
63,451	e	Vector Group Ltd	1,170,671
		TOTAL FOOD, BEVERAGE & TOBACCO	725,080,251

HEALTH CARE EQUIPMENT & SERVICES - 6.1%
8,642	*,e	AAC Holdings, Inc	89,790
13,292		Abaxis, Inc	1,103,236
1,117,024		Abbott Laboratories	73,209,753
26,986	*	Abiomed, Inc	9,567,347
50,952	*	Acadia Healthcare Co, Inc	2,011,585
79,763	*	Accuray, Inc	307,088
5,061	*	Addus HomeCare Corp	334,785
207,143		Aetna Inc	39,023,670
51,735	*	Align Technology, Inc	18,451,288
106,988	*	Allscripts Healthcare Solutions, Inc	1,309,533
17,157	*	Amedisys, Inc	1,606,410
7,602	*,e	American Renal Associates Holdings, Inc	122,316
102,484		AmerisourceBergen Corp	8,386,266
30,932	*	AMN Healthcare Services, Inc	1,871,386
22,563	*	Angiodynamics, Inc	476,982
8,790	*	Anika Therapeutics, Inc	351,864
80,493	*	Antares Pharma, Inc	214,916
164,709		Anthem, Inc	41,671,377
15,861	*	Apollo Medical Holdings, Inc	383,519
27,085	*	athenahealth, Inc	4,081,980
19,168	*	AtriCure, Inc	549,163
924		Atrion Corp	635,712
27,798	*	Avanos Medical, Inc	1,534,450
21,374	*	AxoGen, Inc	960,227
318,170		Baxter International, Inc	23,051,416
171,921		Becton Dickinson & Co	43,043,861
69,052	*	BioScrip, Inc	182,988
23,907	*	BioTelemetry, Inc	1,255,117
899,627	*	Boston Scientific Corp	30,236,463
123,569	*	Brookdale Senior Living, Inc	1,185,027
21,488		Cantel Medical Corp	1,992,152
21,023	*	Capital Senior Living Corp	210,020
203,712		Cardinal Health, Inc	10,175,414
18,767	*	Cardiovascular Systems, Inc	711,832
42,185	*	Castlight Health, Inc	139,210
130,164	*	Centene Corp	16,964,274
203,275	*	Cerner Corp	12,619,312
67,628	*	Cerus Corp	501,123
9,270		Chemed Corp	2,929,598
152,129		Cigna Corp	27,294,985
9,256	*	Civitas Solutions, Inc	151,336
166

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,912	e	Computer Programs & Systems, Inc	$215,654
23,125		Conmed Corp	1,711,250
30,835		Cooper Cos, Inc	8,032,517
6,574	*	Corvel Corp	377,019
26,638	*	Cotiviti Holdings, Inc	1,189,120
22,489	*	Cross Country Healthcare, Inc	263,796
18,522	*	CryoLife, Inc	551,956
16,248	*,e	CryoPort, Inc	239,820
7,715	*	Cutera, Inc	308,600
657,871		CVS Health Corp	42,669,513
18,660	*	CytoSorbents Corp	223,920
398,636		Danaher Corp	40,892,081
88,396	*	DaVita, Inc	6,212,471
145,080		Dentsply Sirona, Inc	6,979,799
58,686	*	DexCom, Inc	5,582,799
35,511	*	Diplomat Pharmacy, Inc	737,919
138,109	*	Edwards Lifesciences Corp	19,673,627
60,991		Encompass Health Corp	4,612,749
45,122	*	Endologix, Inc	229,671
34,076		Ensign Group, Inc	1,229,121
75,533	*	Envision Healthcare Corp	3,343,091
60,146	*,e	Evolent Health, Inc	1,214,949
366,323	*	Express Scripts Holding Co	29,108,026
3,477	*	FONAR Corp	90,750
28,572	*	Genesis Health Care, Inc	43,144
29,414	*,e	GenMark Diagnostics, Inc	196,486
30,423	*,e	Glaukos Corp	1,265,901
45,408	*	Globus Medical, Inc	2,337,604
33,656	*	Haemonetics Corp	3,286,172
182,382		HCA Holdings, Inc	22,657,316
38,706	*	HealthEquity, Inc	2,922,303
15,694		HealthStream, Inc	440,688
100,831	*	Henry Schein, Inc	8,006,990
3,805	*	Heska Corp	381,451
40,687		Hill-Rom Holdings, Inc	3,832,715
48,845	*	HMS Holdings Corp	1,168,861
169,344	*	Hologic, Inc	7,266,551
89,739		Humana, Inc	28,194,199
9,926	*	ICU Medical, Inc	2,846,777
55,729	*	Idexx Laboratories, Inc	13,649,704
11,247	*	Inogen Inc	2,240,965
37,208	*,e	Inovalon Holdings, Inc	396,265
17,311	*,e	Inspire Medical Systems, Inc	775,533
40,170	*	Insulet Corp	3,340,537
26,976	*	Integer Holding Corp	1,927,435
46,147	*	Integra LifeSciences Holdings Corp	2,876,343
4,002	*	IntriCon Corp	232,516
72,282	*	Intuitive Surgical, Inc	36,732,990
23,217		Invacare Corp	414,423
15,211	*	iRhythm Technologies, Inc	1,149,191
23,945	*	K2M Group Holdings, Inc	487,760
63,750	*	Laboratory Corp of America Holdings	11,177,925
19,163	*	Lantheus Holdings, Inc	276,905
167

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,430		LeMaitre Vascular, Inc	$303,480
19,496	*	LHC Group, Inc	1,678,216
22,129	*	LifePoint Hospitals, Inc	1,433,959
30,530	*	LivaNova plc	3,362,269
15,743	*	Magellan Health Services, Inc	1,145,303
28,662	*	Masimo Corp	2,849,576
131,832		McKesson Corp	16,558,099
36,728	*	Medidata Solutions, Inc	2,729,258
65,625	*	MEDNAX, Inc	2,808,094
876,933		Medtronic plc	79,125,664
23,987		Meridian Bioscience, Inc	378,995
38,815	*	Merit Medical Systems, Inc	2,107,654
39,409	*	Molina Healthcare, Inc	4,102,083
9,809	*,e	NantHealth, Inc	31,683
6,883		National Healthcare Corp	496,127
6,001		National Research Corp	227,738
18,890	*	Natus Medical, Inc	689,485
36,844	*	Neogen Corp	3,035,946
22,050	*	Nevro Corp	1,240,533
46,935	*	Novocure Ltd	1,595,790
29,923	*	NuVasive, Inc	1,737,030
9,106	*	Nuvectra Corp	142,782
37,603	*	NxStage Medical, Inc	1,055,516
22,201	*	Omnicell, Inc	1,320,960
33,121	*	OraSure Technologies, Inc	556,102
10,486	*	Orthofix International NV	634,298
68,797		Owens & Minor, Inc	1,298,199
12,394	*	Oxford Immunotec Global plc	162,485
48,786	e	Patterson Cos, Inc	1,196,233
21,621	*	Penumbra, Inc	3,075,587
4,234	*,e	PetIQ, Inc	116,012
36,139	*	Premier, Inc	1,351,599
7,666	*	Providence Service Corp	537,233
6,493	*,e	Pulse Biosciences, Inc	86,746
30,773	*	Quality Systems, Inc	619,460
88,005		Quest Diagnostics, Inc	9,479,899
20,948	*	Quidel Corp	1,421,531
55,655	*	R1 RCM, Inc	446,353
20,627	*	RadNet, Inc	276,402
90,080		Resmed, Inc	9,528,662
29,766	*,e	Rockwell Medical, Inc	120,850
22,692	*	RTI Biologics, Inc	104,383
93,702	*	Select Medical Holdings Corp	1,949,002
43,366	*,e	Senseonics Holdings, Inc	159,587
7,856	*	Sientra, Inc	160,812
5,924		Simulations Plus, Inc	105,151
23,114	*	Staar Surgical Co	713,067
51,232		STERIS Plc	5,864,527
221,457		Stryker Corp	36,152,855
23,513	*,e	Surgery Partners, Inc	355,046
8,004	*	SurModics, Inc	470,635
11,596	*	Tabula Rasa HealthCare, Inc	675,351
7,920	*,e	Tactile Systems Technology, Inc	380,714
168

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

28,793	*,e	Tandem Diabetes Care, Inc	$793,535
39,731	*,e	Teladoc, Inc	2,377,900
29,478		Teleflex, Inc	8,038,945
57,657	*	Tenet Healthcare Corp	2,169,633
37,337	*	Tivity Health, Inc	1,258,257
100,908	*,e	TransEnterix, Inc	539,858
13,646	*	Triple-S Management Corp (Class B)	484,569
622,913		UnitedHealth Group, Inc	157,734,030
56,102		Universal Health Services, Inc (Class B)	6,850,054
7,242		US Physical Therapy, Inc	758,600
1,453		Utah Medical Products, Inc	140,941
22,170	*	Varex Imaging Corp	847,781
60,537	*	Varian Medical Systems, Inc	6,988,997
77,057	*	Veeva Systems, Inc	5,827,821
20,213	*,e	ViewRay, Inc	240,939
20,653	*	Vocera Communications, Inc	623,308
28,268	*	WellCare Health Plans, Inc	7,559,429
50,671		West Pharmaceutical Services, Inc	5,556,075
61,013	*,e	Wright Medical Group NV	1,551,561
130,694		Zimmer Biomet Holdings, Inc	16,404,711
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,152,016,604

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
6,027	*	Central Garden & Pet Co	260,186
20,733	*	Central Garden and Pet Co (Class A)	831,808
159,548		Church & Dwight Co, Inc	8,918,733
82,323		Clorox Co	11,127,600
553,170		Colgate-Palmolive Co	37,067,922
312,618		Coty, Inc	4,192,207
33,753	*	Edgewell Personal Care Co	1,817,937
45,134	*	elf Beauty, Inc	651,735
35,801		Energizer Holdings, Inc	2,279,808
139,414		Estee Lauder Cos (Class A)	18,812,525
74,656	*	Herbalife Ltd	3,854,489
10,519		Inter Parfums, Inc	633,244
221,163		Kimberly-Clark Corp	25,181,619
7,262		Medifast, Inc	1,246,740
3,678		Natural Health Trends Corp	87,794
3,786	*	Nature’s Sunshine Products, Inc	29,909
37,768		Nu Skin Enterprises, Inc (Class A)	2,751,399
2,506		Oil-Dri Corp of America	106,154
1,636,077		Procter & Gamble Co	132,325,908
7,898	*,e	Revlon, Inc (Class A)	123,209
25,506	*,e	Spectrum Brands Holdings, Inc	2,228,459
11,245	*	USANA Health Sciences, Inc	1,487,151
9,254		WD-40 Co	1,482,028
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	257,498,564

INSURANCE - 4.0%
497,783		Aflac, Inc	23,166,821
9,130		Alleghany Corp	5,745,235
225,187		Allstate Corp	21,419,787
26,461	*	AMBAC Financial Group, Inc	540,334
169

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

51,506		American Equity Investment Life Holding Co	$1,840,309
46,055		American Financial Group, Inc	5,189,938
581,746		American International Group, Inc	32,118,197
6,022		American National Insurance Co	776,778
11,307		Amerisafe, Inc	710,080
65,244	e	Amtrust Financial Services, Inc	944,733
158,701		Aon plc	22,781,529
244,413	*	Arch Capital Group Ltd	7,469,261
28,425		Argo Group International Holdings Ltd	1,777,984
114,661		Arthur J. Gallagher & Co	8,181,062
34,620		Aspen Insurance Holdings Ltd	1,400,379
32,249		Assurant, Inc	3,557,065
69,909		Assured Guaranty Ltd	2,720,858
100,334	*	Athene Holding Ltd	4,602,321
48,171		Axis Capital Holdings Ltd	2,724,552
1,262,844	*	Berkshire Hathaway, Inc (Class B)	249,878,942
77,481	*	Brighthouse Financial, Inc	3,365,000
144,054		Brown & Brown, Inc	4,215,020
301,687		Chubb Ltd	42,151,708
98,607		Cincinnati Financial Corp	7,457,647
31,572	*,e	Citizens, Inc (Class A)	249,735
18,864		CNA Financial Corp	882,458
99,089		Conseco, Inc	2,016,461
5,375		Crawford & Co (Class B)	45,795
3,405		Donegal Group, Inc (Class A)	49,747
8,929	*	eHealth, Inc	211,974
4,643		EMC Insurance Group, Inc	124,293
18,685		Employers Holdings, Inc	867,918
7,653	*	Enstar Group Ltd	1,654,579
19,100		Erie Indemnity Co (Class A)	2,372,984
26,180		Everest Re Group Ltd	5,716,403
7,004		FBL Financial Group, Inc (Class A)	572,227
5,754	*	FedNat Holding Co	134,068
66,062		First American Financial Corp	3,699,472
169,240		FNF Group	6,854,220
298,151	*	Genworth Financial, Inc (Class A)	1,371,495
4,696		Global Indemnity Ltd	191,362
5,919	*	Goosehead Insurance, Inc	160,819
26,287	*	Greenlight Capital Re Ltd (Class A)	383,790
5,627	*	Hallmark Financial Services	59,421
26,165		Hanover Insurance Group, Inc	3,281,614
226,795		Hartford Financial Services Group, Inc	11,952,096
4,431		HCI Group, Inc	189,602
8,585	*,e	Health Insurance Innovations, Inc	285,451
16,953	e	Heritage Insurance Holdings, Inc	291,083
24,367		Horace Mann Educators Corp	1,064,838
2,780		Independence Holding Co	96,605
737		Investors Title Co	141,062
14,984		James River Group Holdings Ltd	620,188
38,177		Kemper Corp	3,046,525
5,428		Kingstone Cos, Inc	88,748
8,879		Kinsale Capital Group, Inc	525,859
138,999		Lincoln National Corp	9,465,832
170

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

190,996		Loews Corp	$9,698,777
43,492		Maiden Holdings Ltd	378,380
9,066	*	Markel Corp	10,607,220
330,793		Marsh & McLennan Cos, Inc	27,574,904
113,522	*,e	MBIA, Inc	1,163,600
16,040		Mercury General Corp	824,937
559,517		Metlife, Inc	25,592,308
37,483		National General Holdings Corp	1,033,781
1,359		National Western Life Group, Inc	440,316
13,002		Navigators Group, Inc	784,671
5,637	*	NI Holdings, Inc	94,251
177,016		Old Republic International Corp	3,772,211
28,726		Primerica, Inc	3,297,745
177,498		Principal Financial Group	10,309,084
31,715		ProAssurance Corp	1,309,829
375,333		Progressive Corp	22,523,733
3,677	*	Protective Insurance Corp	85,858
272,412		Prudential Financial, Inc	27,489,095
40,491		Reinsurance Group of America, Inc (Class A)	5,729,476
23,260		RenaissanceRe Holdings Ltd	3,066,831
30,048		RLI Corp	2,246,388
9,048		Safety Insurance Group, Inc	828,797
35,999		Selective Insurance Group, Inc	2,152,740
8,712		State Auto Financial Corp	281,746
24,764		Stewart Information Services Corp	1,125,276
64,069	*	Third Point Reinsurance Ltd	807,269
13,907		Tiptree Financial, Inc	94,568
72,166		Torchmark Corp	6,355,660
175,122		Travelers Cos, Inc	22,790,377
27,383	*,e	Trupanion, Inc	1,139,133
12,910		United Fire & Casualty Co	778,344
11,578		United Insurance Holdings Corp	240,359
34,565		Universal Insurance Holdings, Inc	1,534,686
137,188		UnumProvident Corp	5,450,479
65,192		W.R. Berkley Corp	4,942,206
2,231		White Mountains Insurance Group Ltd	2,036,970
83,656		Willis Towers Watson plc	13,336,440
169,822		XL Group Ltd	9,549,091
		TOTAL INSURANCE	744,871,800

MATERIALS - 3.1%
16,652		A. Schulman, Inc	721,864
14,208		Advanced Emissions Solutions, Inc	161,261
31,991	*	AdvanSix, Inc	1,294,676
16,005	*	AgroFresh Solutions, Inc	113,796
143,138		Air Products & Chemicals, Inc	23,498,965
211,800	*,e	AK Steel Holding Corp	980,634
73,116		Albemarle Corp	6,887,527
120,000	*	Alcoa Corp	5,192,400
80,178	*	Allegheny Technologies, Inc	2,228,948
16,715		American Vanguard Corp	362,716
41,631		Aptargroup, Inc	4,264,263
16,303		Ardagh Group S.A.	258,729
171

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

37,102		Ashland Global Holdings, Inc	$3,046,445
58,985		Avery Dennison Corp	6,764,400
143,806	*	Axalta Coating Systems Ltd	4,350,131
20,296		Balchem Corp	2,035,486
221,190		Ball Corp	8,619,774
56,604		Bemis Co, Inc	2,598,690
86,011	*	Berry Plastics Group, Inc	4,201,637
22,693		Boise Cascade Co	981,472
36,454		Cabot Corp	2,409,609
27,507		Carpenter Technology Corp	1,506,558
86,593		Celanese Corp (Series A)	10,227,499
37,727	*	Century Aluminum Co	483,283
156,099		CF Industries Holdings, Inc	6,933,918
4,412		Chase Corp	544,882
115,800		Chemours Co	5,304,798
8,958	*	Clearwater Paper Corp	202,451
197,223	*	Cleveland-Cliffs, Inc	2,128,036
173,300	*	Coeur Mining, Inc	1,213,100
68,795		Commercial Metals Co	1,536,880
20,016	e	Compass Minerals International, Inc	1,358,086
79,805	*	Crown Holdings, Inc	3,612,772
36,951		Domtar Corp	1,781,777
1,511,597		DowDuPont, Inc	103,952,526
33,655		Eagle Materials, Inc	3,343,624
88,700		Eastman Chemical Co	9,191,094
165,173		Ecolab, Inc	23,239,841
75,029	*	Ferro Corp	1,689,653
48,283	*,m	Ferroglobe plc	0
37,890	*	Flotek Industries, Inc	117,459
88,063		FMC Corp	7,915,102
931,701		Freeport-McMoRan Copper & Gold, Inc (Class B)	15,373,067
16,373		FutureFuel Corp	225,292
43,904	*	GCP Applied Technologies, Inc	1,279,802
34,022	*	Gold Resource Corp	222,844
193,215		Graphic Packaging Holding Co	2,807,414
3,449		Greif, Inc	199,525
15,269		Greif, Inc (Class A)	831,397
29,833		H.B. Fuller Co	1,690,934
5,393		Hawkins, Inc	201,159
7,111		Haynes International, Inc	301,933
320,496		Hecla Mining Co	1,025,588
139,697		Huntsman Corp	4,684,040
25,275	*	Ingevity Corp	2,519,159
11,072		Innophos Holdings, Inc	500,233
14,071		Innospec, Inc	1,139,047
50,567		International Flavors & Fragrances, Inc	6,713,275
267,010		International Paper Co	14,346,447
60,041	*	Intrepid Potash, Inc	256,375
15,080		Kaiser Aluminum Corp	1,683,230
57,769		Kapstone Paper and Packaging Corp	2,009,206
14,988		KMG Chemicals, Inc	1,076,138
12,134	*	Koppers Holdings, Inc	455,632
17,666	*	Kraton Polymers LLC	849,558
172

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,565		Kronos Worldwide, Inc	$399,428
86,255		Louisiana-Pacific Corp	2,321,985
29,781	*,e	LSB Industries, Inc	195,661
204,932		LyondellBasell Industries AF S.C.A	22,704,416
40,100		Martin Marietta Materials, Inc	7,996,742
11,708		Materion Corp	734,092
20,678		Minerals Technologies, Inc	1,563,257
225,568		Mosaic Co	6,791,852
14,780		Myers Industries, Inc	318,509
15,187		Neenah Paper, Inc	1,333,419
4,857		NewMarket Corp	1,988,650
341,754		Newmont Mining Corp	12,535,537
203,180		Nucor Corp	13,598,837
114,429		Olin Corp	3,376,800
5,609		Olympic Steel, Inc	124,015
23,656	*	Omnova Solutions, Inc	221,184
99,597	*	Owens-Illinois, Inc	1,860,472
61,446		Packaging Corp of America	6,937,253
24,505		PH Glatfelter Co	401,147
133,138	*	Platform Specialty Products Corp	1,645,586
48,014		PolyOne Corp	2,153,428
164,475		PPG Industries, Inc	18,200,804
17,436	*	PQ Group Holdings, Inc	314,197
186,276		Praxair, Inc	31,201,230
9,788		Quaker Chemical Corp	1,737,762
6,570	*,e	Ramaco Resources, Inc	42,902
48,979	e	Rayonier Advanced Materials, Inc	883,581
47,942		Reliance Steel & Aluminum Co	4,324,368
40,647		Royal Gold, Inc	3,439,143
77,641		RPM International, Inc	4,997,751
11,161	*	Ryerson Holding Corp	128,910
15,318		Schnitzer Steel Industries, Inc (Class A)	504,728
22,138		Schweitzer-Mauduit International, Inc	918,506
25,930		Scotts Miracle-Gro Co (Class A)	2,059,620
107,196		Sealed Air Corp	4,724,128
34,138		Sensient Technologies Corp	2,367,812
53,205		Sherwin-Williams Co	23,449,040
43,089		Silgan Holdings, Inc	1,185,378
70,822		Sonoco Products Co	3,953,284
58,255		Southern Copper Corp (NY)	2,875,467
143,208		Steel Dynamics, Inc	6,743,665
18,585		Stepan Co	1,627,674
70,114	*	Summit Materials, Inc	1,759,861
36,794	*	SunCoke Energy, Inc	419,820
215,117	*	Tahoe Resources, Inc	970,178
28,027	*	TimkenSteel Corp	389,575
8,634	*	Trecora Resources	129,510
15,378		Tredegar Corp	400,597
28,275		Trinseo S.A.	2,112,142
61,570		Tronox Ltd	1,135,966
3,086	*	UFP Technologies, Inc	100,912
790		United States Lime & Minerals, Inc	61,383
114,989		United States Steel Corp	4,189,049
173

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,037	*,e	US Concrete, Inc	$557,369
20,380		Valhi, Inc	109,237
144,186		Valvoline, Inc	3,257,162
48,031	*	Verso Corp	1,002,407
82,906		Vulcan Materials Co	9,285,472
19,635	e	Warrior Met Coal, Inc	507,957
21,394		Westlake Chemical Corp	2,293,865
160,309		WestRock Co	9,294,716
26,526	*	Worthington Industries, Inc	1,241,947
41,381		WR Grace and Co	3,056,401
		TOTAL MATERIALS	574,805,803

MEDIA - 2.2%
33,866		AMC Entertainment Holdings, Inc	552,016
32,087	*	AMC Networks, Inc	1,934,525
2,772		Cable One, Inc	2,006,540
210,896		CBS Corp (Class B)	11,107,892
44,348	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	171,849
114,995	*	Charter Communications, Inc	35,025,177
76,058		Cinemark Holdings, Inc	2,732,003
42,653		Clear Channel Outdoor Holdings, Inc (Class A)	189,806
2,968,429		Comcast Corp (Class A)	106,210,390
444	*,e	Daily Journal Corp	104,242
98,670	*,e	Discovery, Inc (Class A)	2,622,649
221,533	*	Discovery, Inc (Class C)	5,438,635
141,838	*	DISH Network Corp (Class A)	4,476,407
10,766		Emerald Expositions Events, Inc	207,784
74,245	e	Entercom Communications Corp (Class A)	560,550
40,472		Entravision Communications Corp (Class A)	196,289
15,804	*,e	Eros International plc	212,564
34,134		EW Scripps Co (Class A)	447,155
12,801	*,e	Fluent, Inc	30,082
124,944		Gannett Co, Inc	1,320,658
67,046	*	GCI Liberty, Inc	3,225,583
46,648	*	Gray Television, Inc	720,712
8,888	*	Hemisphere Media Group, Inc	106,656
33,050	*	Imax Corp	730,405
256,932		Interpublic Group of Cos, Inc	5,793,817
28,198		John Wiley & Sons, Inc (Class A)	1,780,704
6,400	*	Liberty Braves Group (Class A)	164,480
19,152	*	Liberty Braves Group (Class C)	493,547
15,010	*	Liberty Broadband Corp (Class A)	1,190,893
67,629	*	Liberty Broadband Corp (Class C)	5,374,477
72,169	*	Liberty Latin America Ltd	1,397,192
27,154	*	Liberty Latin America Ltd (Class A)	518,098
15,174	*	Liberty Media Group (Class A)	508,481
129,812	*	Liberty Media Group (Class C)	4,575,873
56,268	*	Liberty SiriusXM Group (Class A)	2,652,474
111,570	*	Liberty SiriusXM Group (Class C)	5,269,451
30,507	e	Lions Gate Entertainment Corp (Class A)	727,592
64,037		Lions Gate Entertainment Corp (Class B)	1,464,526
87,845	*	Live Nation, Inc	4,329,002
17,377	*,e	LiveXLive Media, Inc	83,062
174

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,157	*	Loral Space & Communications, Inc	$361,702
11,176	*	Madison Square Garden Co	3,488,924
11,099		Marcus Corp	427,866
32,089	*	MDC Partners, Inc	163,654
23,320	e	Meredith Corp	1,239,458
39,071	*	MSG Networks, Inc	920,122
44,059		National CineMedia, Inc	363,927
58,501		New Media Investment Group, Inc	1,052,433
97,545		New York Times Co (Class A)	2,419,116
236,092		News Corp	3,557,906
71,367		News Corp (Class B)	1,091,915
26,644		Nexstar Broadcasting Group, Inc (Class A)	1,983,646
146,400		Omnicom Group, Inc	10,076,712
7,081	*	Reading International, Inc	111,880
1,443		Saga Communications, Inc	54,618
16,207		Scholastic Corp	676,804
46,442	e	Sinclair Broadcast Group, Inc (Class A)	1,198,204
841,707	e	Sirius XM Holdings, Inc	5,908,783
126,403		TEGNA, Inc	1,394,225
50,784		Tribune Co	1,719,038
12,749	*	tronc, Inc	199,394
670,783		Twenty-First Century Fox, Inc	30,185,235
312,619		Twenty-First Century Fox, Inc (Class B)	13,886,536
8,994	e	Viacom, Inc	309,394
229,986		Viacom, Inc (Class B)	6,681,093
970,264		Walt Disney Co	110,183,180
20,147	*,e	WideOpenWest, Inc	219,199
27,711		World Wrestling Entertainment, Inc (Class A)	2,192,217
		TOTAL MEDIA	418,721,419

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.9%
1,031,269		AbbVie, Inc	95,113,940
54,951	*,e	Abeona Therapeutics, Inc	794,042
58,781	*,e	Acadia Pharmaceuticals, Inc	887,005
15,807	*,e	Accelerate Diagnostics, Inc	346,964
22,422	*	Acceleron Pharma, Inc	976,702
34,070	*,e	Achaogen, Inc	242,578
68,529	*	Achillion Pharmaceuticals, Inc	176,805
12,928	*,e	Aclaris Therapeutics, Inc	221,586
25,648	*	Acorda Therapeutics, Inc	639,918
30,219	*,e	Adamas Pharmaceuticals, Inc	718,608
24,881	*,e	Aduro Biotech, Inc	145,554
35,216	*	Adverum Biotechnologies, Inc	165,515
23,172	*	Aerie Pharmaceuticals, Inc	1,565,269
49,954	*,e	Agenus, Inc	91,416
209,479		Agilent Technologies, Inc	13,833,993
32,593	*	Agios Pharmaceuticals, Inc	2,816,361
46,921	*	Aimmune Therapeutics, Inc	1,356,955
8,466	*,e	Akcea Therapeutics, Inc	267,695
25,837	*	Akebia Therapeutics, Inc	266,121
57,890	*	Akorn, Inc	1,072,123
5,808	*	Albireo Pharma, Inc	183,242
38,617	*	Alder Biopharmaceuticals, Inc	731,792
175

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

140,556	*	Alexion Pharmaceuticals, Inc	$18,688,326
98,693	*	Alkermes plc	4,327,688
218,204		Allergan plc	40,169,174
61,021	*	Alnylam Pharmaceuticals, Inc	5,796,995
23,093	*	AMAG Pharmaceuticals, Inc	509,201
427,661		Amgen, Inc	84,056,770
133,123	*,e	Amicus Therapeutics, Inc	1,936,940
55,302	*	Amneal Pharmaceuticals, Inc	1,060,139
20,985	*	Amphastar Pharmaceuticals, Inc	366,188
18,411	*	AnaptysBio, Inc	1,441,950
4,901	*	ANI Pharmaceuticals, Inc	328,122
23,030	*,e	Apellis Pharmaceuticals, Inc	423,752
22,407	*	Aratana Therapeutics, Inc	101,616
22,567	*,e	Arbutus Biopharma Corp	250,494
21,341	*	Ardelyx, Inc	86,431
35,537	*	Arena Pharmaceuticals, Inc	1,371,373
55,845	*	Arqule, Inc	278,108
131,986	*	Array Biopharma, Inc	2,031,265
55,729	*,e	Arrowhead Research Corp	811,972
9,664	*	Assembly Biosciences, Inc	427,439
28,941	*,e	Atara Biotherapeutics, Inc	1,086,735
26,629	*,e	Athenex, Inc	513,141
58,796	*,e	Athersys, Inc	117,592
23,441	*	Audentes Therapeutics, Inc	882,554
17,456	*,e	Bellicum Pharmaceuticals, Inc	111,020
58,878	*,e	BioCryst Pharmaceuticals, Inc	347,380
136,951	*	Biogen Idec, Inc	45,792,306
19,616	*	Biohaven Pharmaceutical Holding Co Ltd	677,144
113,087	*	BioMarin Pharmaceutical, Inc	11,372,029
13,053	*	Bio-Rad Laboratories, Inc (Class A)	4,002,702
3,196	*	Biospecifics Technologies Corp	145,418
25,719		Bio-Techne Corp	4,131,500
58,473	*,e	BioTime, Inc	152,030
31,824	*	Bluebird Bio, Inc	4,929,538
25,386	*	Blueprint Medicines Corp	1,511,482
1,066,313		Bristol-Myers Squibb Co	62,645,889
61,566		Bruker BioSciences Corp	1,994,738
18,760	*	Calithera Biosciences, Inc	83,482
4,683	*,e	Calyxt, Inc	82,234
29,559	*	Cambrex Corp	1,847,438
43,624	*,e	Cara Therapeutics Inc	782,178
20,666	*	CareDx, Inc	278,164
32,100	*,e	CASI Pharmaceuticals, Inc	234,330
82,088	*	Catalent, Inc	3,423,070
77,535	*	Catalyst Pharmaceuticals, Inc	224,076
467,400	*	Celgene Corp	42,108,066
29,162	*	Charles River Laboratories International, Inc	3,624,837
15,794	*	ChemoCentryx, Inc	182,579
21,968	*	Chimerix, Inc	98,197
14,720	*,e	Clearside Biomedical, Inc	131,155
35,425	*	Clovis Oncology, Inc	1,563,660
25,565	*	Codexis, Inc	368,136
24,160	*	Coherus Biosciences, Inc	460,248
176

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,024	*	Collegium Pharmaceutical, Inc	$289,512
12,357	*	Concert Pharmaceuticals Inc	197,588
29,868	*,e	Corbus Pharmaceuticals Holdings, Inc	150,833
62,272	*,e	Corcept Therapeutics, Inc	817,631
11,798	*,e	Corium International, Inc	87,423
5,181	*,e	Corvus Pharmaceuticals, Inc	51,136
32,490	*,e	CTI BioPharma Corp	72,128
37,742	*	Cymabay Therapeutics, Inc	422,333
25,602	*	Cytokinetics, Inc	188,175
17,850	*	CytomX Therapeutics, Inc	470,169
5,176	*	Deciphera Pharmaceuticals, Inc	178,054
10,553	*,e	Denali Therapeutics, Inc	132,862
37,357	*	Depomed, Inc	330,983
22,403	*	Dermira, Inc	218,205
28,476	*,e	Dicerna Pharmaceuticals Inc	358,798
2,918	*	Dova Pharmaceuticals, Inc	62,941
47,996	*	Durect Corp	70,554
44,189	*,e	Dynavax Technologies Corp	596,552
11,607	*,e	Eagle Pharmaceuticals, Inc	919,855
29,193	*	Editas Medicine, Inc	868,200
629,188		Eli Lilly & Co	62,170,066
13,801	*,e	Eloxx Pharmaceuticals, Inc	209,361
28,060	*	Emergent Biosolutions, Inc	1,525,061
13,962	*	Enanta Pharmaceuticals, Inc	1,361,574
151,480	*	Endo International plc	1,884,411
41,640	*	Endocyte, Inc	637,925
25,927	*	Enzo Biochem, Inc	114,597
29,362	*	Epizyme, Inc	378,770
23,640	*,e	Esperion Thereapeutics, Inc	1,062,382
81,129	*	Exact Sciences Corp	4,741,990
199,485	*	Exelixis, Inc	4,129,340
26,096	*,e	Fate Therapeutics, Inc	233,037
47,623	*	FibroGen, Inc	3,005,011
16,343	*	Five Prime Therapeutics, Inc	243,511
40,284	*,e	Flexion Therapeutics Inc	961,176
20,232	*	Fluidigm Corp	129,485
23,221	*,e	Fortress Biotech, Inc	51,783
13,059	*,e	G1 Therapeutics, Inc	670,580
15,187	*	Genomic Health, Inc	815,238
244,924	*,e	Geron Corp	879,277
835,876		Gilead Sciences, Inc	65,056,229
32,776	*	Global Blood Therapeutics, Inc	1,370,037
21,506	*,e	GlycoMimetics Inc	315,923
81,573	*	Halozyme Therapeutics, Inc	1,476,471
40,690	*	Heron Therapeutics, Inc	1,523,841
107,745	*	Horizon Pharma plc	1,899,544
10,790	*	Idera Pharmaceuticals, Inc	61,613
94,449	*	Illumina, Inc	30,635,478
12,542	*	Immune Design Corp	47,660
82,000	*	Immunogen, Inc	762,600
84,220	*,e	Immunomedics, Inc	2,015,385
112,660	*	Incyte Corp	7,496,396
177

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

44,745	*	Innoviva, Inc	$633,142
46,720	*,e	Inovio Pharmaceuticals, Inc	187,347
67,843	*	Insmed, Inc	1,687,255
14,862	*,e	Insys Therapeutics, Inc	98,981
35,721	*,e	Intellia Therapeutics, Inc	950,893
13,989	*,e	Intercept Pharmaceuticals, Inc	1,274,957
15,261	*	Intersect ENT, Inc	493,693
25,367	*	Intra-Cellular Therapies, Inc	509,116
36,024	*,e	Intrexon Corp	528,112
24,220	*,e	Invitae Corp	214,105
89,221	*	Ionis Pharmaceuticals, Inc	3,897,173
45,546	*	Iovance Biotherapeutics, Inc	646,753
100,442	*	IQVIA Holdings, Inc	12,247,897
78,797	*	Ironwood Pharmaceuticals, Inc	1,519,206
37,451	*	Jazz Pharmaceuticals plc	6,482,019
1,746,443		Johnson & Johnson	231,438,626
8,284	*,e	Jounce Therapeutics, Inc	58,485
44,453	*,e	Kadmon Holdings, Inc	151,140
11,080	*	Kala Pharmaceuticals, Inc	140,605
31,008	*	Karyopharm Therapeutics, Inc	551,322
53,731	*,e	Keryx Biopharmaceuticals, Inc	227,819
12,049	*	Kindred Biosciences Inc	163,264
11,168	*	Kura Oncology, Inc	226,710
10,263	*,e	La Jolla Pharmaceutical Co	339,397
56,494	*,e	Lannett Co, Inc	720,299
24,151	*,e	Lexicon Pharmaceuticals, Inc	289,329
13,247	*	Ligand Pharmaceuticals, Inc (Class B)	2,892,218
17,766	*	Loxo Oncology, Inc	2,977,404
24,879		Luminex Corp	842,403
19,345	*	MacroGenics, Inc	399,474
4,126	*,e	Madrigal Pharmaceuticals, Inc	1,060,506
59,090	*,e	Mallinckrodt plc	1,385,661
90,512	*,e	MannKind Corp	139,388
23,530	*,e	Marinus Pharmaceuticals, Inc	174,122
43,700	*,e	Medicines Co	1,736,201
14,511	*,e	MediciNova, Inc	137,274
4,094	*	Medpace Holdings, Inc	251,249
6,201	*	Melinta Therapeutics, Inc	32,865
4,736	*	Menlo Therapeutics, Inc	38,646
16,226	*	Mettler-Toledo International, Inc	9,614,067
61,638	*,e	MiMedx Group, Inc	261,962
18,543	*	Minerva Neurosciences, Inc	149,271
7,728	*,e	Miragen Therapeutics, Inc	52,087
11,581	*	Mirati Therapeutics, Inc	711,073
65,272	*	Momenta Pharmaceuticals, Inc	1,932,051
336,544	*	Mylan NV	12,556,457
19,466	*	MyoKardia, Inc	1,117,348
38,856	*	Myriad Genetics, Inc	1,699,950
17,437	*	NanoString Technologies, Inc	204,536
18,507	*,e	NantKwest, Inc	64,775
17,265	*	Natera, Inc	396,404
98,284	*	Nektar Therapeutics	5,169,738
33,050	*,e	NeoGenomics, Inc	462,700
178

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,919	*,e	Neos Therapeutics, Inc	$70,409
60,024	*	Neurocrine Biosciences, Inc	6,031,812
17,712	*,e	NewLink Genetics Corp	66,951
277,695	*,e	Novavax, Inc	352,673
14,902	*,e	Nymox Pharmaceutical Corp	47,835
15,067	*,e	Ocular Therapeutix, Inc	83,622
54,896	*,e	Omeros Corp	1,156,110
196,749	*,e	Opko Health, Inc	1,105,729
3,489	*	Optinose, Inc	71,001
62,356	*,e	Organovo Holdings, Inc	74,204
59,760	*,e	Pacific Biosciences of California, Inc	227,088
23,605	*	Pacira Pharmaceuticals, Inc	948,921
13,353	*,e	Paratek Pharmaceuticals, Inc	134,865
105,806	*	PDL BioPharma, Inc	265,573
67,428	*	PerkinElmer, Inc	5,338,949
84,037		Perrigo Co plc	6,766,659
3,772,271		Pfizer, Inc	150,626,781
11,800		Phibro Animal Health Corp	565,220
18,918	*	Pieris Pharmaceuticals, Inc	103,860
5,558	*,e	PolarityTE, Inc	126,667
41,574	*	Portola Pharmaceuticals, Inc	1,488,349
32,036	*	PRA Health Sciences, Inc	3,368,265
30,855	*	Prestige Brands Holdings, Inc	1,102,449
45,235	*	Progenics Pharmaceuticals, Inc	361,201
26,485	*	Prothena Corp plc	393,567
39,681	*	PTC Therapeutics, Inc	1,510,656
18,884	*	Puma Biotechnology, Inc	909,265
151,301		QIAGEN NV	5,464,992
6,329	*	Ra Pharmaceuticals, Inc	69,619
41,474	*,e	Radius Health, Inc	995,376
6,470	*,e	Reata Pharmaceuticals, Inc	453,612
6,534	*	Recro Pharma, Inc	33,846
51,255	*	Regeneron Pharmaceuticals, Inc	18,862,353
23,457	*	REGENXBIO, Inc	1,649,027
34,046	*	Repligen Corp	1,645,443
22,069	*	Retrophin, Inc	609,987
17,437	*	Revance Therapeutics, Inc	501,314
5,025	*	Rhythm Pharmaceuticals, Inc	155,976
88,951	*	Rigel Pharmaceuticals, Inc	250,842
13,384	*	Rocket Pharmaceuticals, Inc	274,506
28,756	*	Sage Therapeutics, Inc	4,150,066
93,390	*	Sangamo Biosciences, Inc	1,274,774
40,035	*	Sarepta Therapeutics, Inc	4,653,668
16,047	*,e	Savara, Inc	176,677
1,747,957		Schering-Plough Corp	115,137,928
66,401	*	Seattle Genetics, Inc	4,674,630
6,811	*,e	Selecta Biosciences, Inc	82,481
13,791	*,e	Seres Therapeutics, Inc	104,398
2,839	*,e	Sienna Biopharmaceuticals, Inc	42,982
32,757	*,e	SIGA Technologies, Inc	248,626
5,777	*,e	Solid Biosciences, Inc	232,235
55,730	*,e	Sorrento Therapeutics, Inc	312,088
18,555	*,e	Spark Therapeutics, Inc	1,423,540
179

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

63,243	*	Spectrum Pharmaceuticals, Inc	$1,346,443
15,058	*	Stemline Therapeutics, Inc	231,893
31,992	*	Supernus Pharmaceuticals, Inc	1,693,976
7,116	*	Syndax Pharmaceuticals, Inc	47,962
32,712	*	Syneos Health, Inc	1,611,884
204,718	*,e	Synergy Pharmaceuticals, Inc	348,021
7,302	*	Syros Pharmaceuticals, Inc	73,896
22,523	*,e	Teligent, Inc	94,146
22,066	*,e	TESARO, Inc	768,559
29,245	*	Tetraphase Pharmaceuticals, Inc	83,933
47,384	*,e	TG Therapeutics, Inc	556,762
180,914	*,e	TherapeuticsMD, Inc	944,371
24,583	*,e	Theravance Biopharma, Inc	588,763
261,050		Thermo Fisher Scientific, Inc	61,224,057
10,871	*,e	Tocagen, Inc	100,557
29,993	*	Ultragenyx Pharmaceutical, Inc	2,372,746
26,591	*	United Therapeutics Corp	3,268,300
26,843	*	Vanda Pharmaceuticals, Inc	559,677
12,624	*	Veracyte, Inc	136,718
33,853	*	Verastem, Inc	260,668
23,694	*	Vericel Corp	247,602
164,063	*	Vertex Pharmaceuticals, Inc	28,719,228
28,009	*,e	Viking Therapeutics, Inc	285,692
18,905	*	Voyager Therapeutics, Inc	356,548
49,674	*	Waters Corp	9,799,190
6,872	*,e	WaVe Life Sciences Pte Ltd	277,629
29,427	*	Xencor Inc	1,095,273
113,551	*,e	ZIOPHARM Oncology, Inc	294,097
315,812		Zoetis, Inc	27,311,422
32,411	*	Zogenix, Inc	1,839,324
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,492,789,338

REAL ESTATE - 3.7%
49,470		Acadia Realty Trust	1,339,648
27,276		Agree Realty Corp	1,452,174
60,565		Alexander & Baldwin, Inc	1,450,532
1,551		Alexander’s, Inc	574,614
63,389		Alexandria Real Estate Equities, Inc	8,078,294
7,073	*,e	Altisource Portfolio Solutions S.A.	235,602
38,834		American Assets Trust, Inc	1,492,391
85,791		American Campus Communities, Inc	3,538,879
161,817		American Homes 4 Rent	3,582,628
285,746		American Tower Corp	42,358,987
29,181		Americold Realty Trust	627,683
92,607		Apartment Investment & Management Co (Class A)	3,949,689
161,900		Apple Hospitality REIT, Inc	2,912,581
27,739		Armada Hoffler Properties, Inc	418,859
45,482		Ashford Hospitality Trust, Inc	359,308
7,271	*	AV Homes, Inc	156,690
89,466		AvalonBay Communities, Inc	15,822,062
25,429		Bluerock Residential Growth REIT, Inc	233,184
97,818		Boston Properties, Inc	12,279,094
14,987		BraeMar Hotels & Resorts, Inc	171,301
180

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

102,169		Brandywine Realty Trust	$1,684,767
181,574		Brixmor Property Group, Inc	3,212,044
55,580		Camden Property Trust	5,146,152
44,465		CareTrust REIT, Inc	751,903
39,525		CatchMark Timber Trust Inc	490,900
126,478		CBL & Associates Properties, Inc	689,305
203,797	*	CBRE Group, Inc	10,149,091
55,619		Cedar Realty Trust, Inc	264,746
27,005		Chatham Lodging Trust	581,688
52,642		Chesapeake Lodging Trust	1,685,597
30,878		City Office REIT, Inc	393,694
8,070		Clipper Realty, Inc	85,865
327,102		Colony Capital, Inc	2,014,948
70,785		Columbia Property Trust, Inc	1,640,796
11,370		Community Healthcare Trust, Inc	341,100
1,845		Consolidated-Tomoka Land Co	120,866
69,903		CoreCivic, Inc	1,792,313
7,510		CorEnergy Infrastructure Trust, Inc	285,605
23,581	*	CorePoint Lodging, Inc	595,656
21,638		Coresite Realty	2,425,620
57,962		Corporate Office Properties Trust	1,723,790
246,020		Cousins Properties, Inc	2,292,906
271,027		Crown Castle International Corp	30,037,922
127,181		CubeSmart	3,861,215
62,473		CyrusOne, Inc	3,868,328
55,257		DCT Industrial Trust, Inc	3,695,036
102,627		DDR Corp	1,405,990
116,981		DiamondRock Hospitality Co	1,394,413
130,435		Digital Realty Trust, Inc	15,837,418
94,111		Douglas Emmett, Inc	3,655,271
224,850		Duke Realty Corp	6,547,632
51,003		Easterly Government Properties, Inc	966,507
19,571		EastGroup Properties, Inc	1,865,508
45,129		Education Realty Trust, Inc	1,866,535
75,679		Empire State Realty Trust, Inc	1,261,569
45,775		Entertainment Properties Trust	3,043,580
50,931		Equinix, Inc	22,372,970
95,711	*	Equity Commonwealth	3,085,723
60,366		Equity Lifestyle Properties, Inc	5,492,702
227,935		Equity Residential	14,913,787
41,673		Essex Property Trust, Inc	10,020,273
80,031		Extra Space Storage, Inc	7,520,513
22,013		Farmland Partners, Inc	148,368
43,961		Federal Realty Investment Trust	5,517,105
69,108		First Industrial Realty Trust, Inc	2,249,465
149,070		Forest City Realty Trust, Inc	3,722,278
9,289	*	Forestar Group, Inc	210,860
60,508		Four Corners Property Trust, Inc	1,506,649
63,003		Franklin Street Properties Corp	555,056
32,062		Front Yard Residential Corp	309,719
3,792	*	FRP Holdings, Inc	246,480
137,710		Gaming and Leisure Properties, Inc	5,001,627
79,945		Geo Group, Inc	2,068,977
181

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

19,334		Getty Realty Corp	$553,919
392,958		GGP, Inc	8,377,865
17,128		Gladstone Commercial Corp	339,820
11,147		Global Medical REIT, Inc	94,192
51,757		Global Net Lease, Inc	1,095,178
62,675		Government Properties Income Trust	944,512
94,481		Gramercy Property Trust	2,587,835
58,082		Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,137,826
305,821		HCP, Inc	7,920,764
72,302		Healthcare Realty Trust, Inc	2,148,092
120,365		Healthcare Trust of America, Inc	3,288,372
24,001		Hersha Hospitality Trust	518,182
24,881		HFF, Inc (Class A)	1,119,894
60,002		Highwoods Properties, Inc	2,946,698
115,510		Hospitality Properties Trust	3,265,468
471,152		Host Marriott Corp	9,865,923
24,944	*	Howard Hughes Corp	3,381,159
107,535		Hudson Pacific Properties	3,684,149
50,916		Independence Realty Trust, Inc	516,797
12,778		Industrial Logistics Properties Trust	295,172
74,305		Investors Real Estate Trust	407,191
196,592		Invitation Homes, Inc	4,543,241
186,100		Iron Mountain, Inc	6,533,971
42,667	*	iStar Financial, Inc	463,790
64,556		JBG SMITH Properties	2,356,294
7,808		Jernigan Capital, Inc	142,028
30,380		Jones Lang LaSalle, Inc	5,195,284
72,588		Kennedy-Wilson Holdings, Inc	1,517,089
60,498		Kilroy Realty Corp	4,413,329
259,676		Kimco Realty Corp	4,333,992
62,941		Kite Realty Group Trust	1,061,815
51,331		Lamar Advertising Co	3,779,502
67,290		LaSalle Hotel Properties	2,332,944
190,770		Lexington Realty Trust	1,676,868
99,526		Liberty Property Trust	4,265,684
29,791		Life Storage, Inc	2,858,744
36,898		LTC Properties, Inc	1,555,989
84,055		Macerich Co	4,964,288
53,595		Mack-Cali Realty Corp	1,043,495
25,552	*	Marcus & Millichap, Inc	1,027,446
7,317	*	Maui Land & Pineapple Co, Inc	93,292
19,966		MedEquities Realty Trust, Inc	223,619
225,051		Medical Properties Trust, Inc	3,242,985
73,287		Mid-America Apartment Communities, Inc	7,385,864
42,607		Monmouth Real Estate Investment Corp (Class A)	710,259
33,275		National Health Investors, Inc	2,490,301
92,539		National Retail Properties, Inc	4,128,165
44,359		National Storage Affiliates Trust	1,278,870
59,630		New Senior Investment Group, Inc	422,180
15,261		Newmark Group, Inc	212,738
15,282		NexPoint Residential Trust, Inc	457,543
42,044		NorthStar Realty Europe Corp	575,582
136,337		Omega Healthcare Investors, Inc	4,047,846
182

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,445		One Liberty Properties, Inc	$281,597
88,304		Outfront Media, Inc	1,876,460
121,012		Paramount Group, Inc	1,868,425
122,154		Park Hotels & Resorts, Inc	3,820,977
44,469		Pebblebrook Hotel Trust	1,714,280
51,009		Pennsylvania REIT	541,716
105,403		Physicians Realty Trust	1,661,151
92,619		Piedmont Office Realty Trust, Inc	1,832,004
35,409		Potlatch Corp	1,655,371
31,960		Preferred Apartment Communities, Inc	540,763
339,835		Prologis, Inc	22,299,973
15,971		PS Business Parks, Inc	2,040,615
96,071		Public Storage, Inc	20,927,146
29,247		QTS Realty Trust, Inc	1,250,309
64,315		Ramco-Gershenson Properties	845,742
82,533		Rayonier, Inc	2,889,480
11,274		Re/Max Holdings, Inc	572,719
84,890	e	Realogy Holdings Corp	1,856,544
178,131		Realty Income Corp	9,934,366
47,281	*,e	Redfin Corp	1,158,384
95,786		Regency Centers Corp	6,094,863
63,991		Retail Opportunities Investment Corp	1,210,070
135,381		Retail Properties of America, Inc	1,699,032
10,262	*	Retail Value, Inc	339,056
45,775		Rexford Industrial Realty, Inc	1,402,546
109,804		RLJ Lodging Trust	2,480,472
4,820		RMR Group, Inc	418,376
27,957		Ryman Hospitality Properties	2,376,625
111,619		Sabra Healthcare REIT, Inc	2,412,087
8,925		Safety Income and Growth, Inc	158,865
10,202		Saul Centers, Inc	543,563
74,015	*	SBA Communications Corp	11,712,874
43,118		Select Income REIT	899,010
171,313		Senior Housing Properties Trust	3,056,224
20,444		Seritage Growth Properties	864,986
201,497		Simon Property Group, Inc	35,505,786
58,741		SL Green Realty Corp	6,056,784
28,524	*	Spirit MTA REIT	284,955
285,241		Spirit Realty Capital, Inc	2,387,467
30,260	*	St. Joe Co	534,089
55,753		STAG Industrial, Inc	1,523,172
180,898		Starwood Property Trust, Inc	4,131,710
106,687		STORE Capital Corp	2,928,558
2,960		Stratus Properties, Inc	91,168
98,780		Summit Hotel Properties, Inc	1,397,737
52,922		Sun Communities, Inc	5,131,317
166,818		Sunstone Hotel Investors, Inc	2,714,129
55,205		Tanger Factory Outlet Centers, Inc	1,316,639
37,797		Taubman Centers, Inc	2,345,304
11,919	*	Tejon Ranch Co	278,905
46,726		Terreno Realty Corp	1,724,657
28,976		Tier REIT, Inc	688,760
8,985	*,e	Trinity Place Holdings, Inc	57,774
183

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

162,104		UDR, Inc	$6,237,762
30,625		UMH Properties, Inc	472,850
108,423		Uniti Group, Inc	1,916,919
7,722		Universal Health Realty Income Trust	519,768
60,996		Urban Edge Properties	1,383,389
18,865		Urstadt Biddle Properties, Inc (Class A)	419,935
225,400		Ventas, Inc	12,708,052
603,175		VEREIT, Inc	4,602,225
181,482		VICI Properties, Inc	3,693,159
110,038		Vornado Realty Trust	7,913,933
128,997		Washington Prime Group, Inc	1,035,846
64,459		Washington REIT	1,965,355
71,495		Weingarten Realty Investors	2,160,579
237,238		Welltower, Inc	14,851,099
479,281		Weyerhaeuser Co	16,381,825
23,692		Whitestone REIT	307,996
71,249		WP Carey, Inc	4,658,260
85,806		Xenia Hotels & Resorts, Inc	2,092,808
		TOTAL REAL ESTATE	705,134,415

RETAILING - 6.3%
16,403	*	1-800-FLOWERS.COM, Inc (Class A)	237,843
44,522		Aaron’s, Inc	1,928,248
50,343		Abercrombie & Fitch Co (Class A)	1,192,626
46,947		Advance Auto Parts, Inc	6,630,325
263,941	*	Amazon.com, Inc	469,139,291
107,317		American Eagle Outfitters, Inc	2,702,242
4,627	*	America’s Car-Mart, Inc	296,128
11,279	*	Asbury Automotive Group, Inc	792,914
19,551	*	At Home Group, Inc	709,115
34,986	*	Autonation, Inc	1,697,871
17,276	*	AutoZone, Inc	12,188,736
23,718	*	Barnes & Noble Education, Inc	133,295
43,416		Barnes & Noble, Inc	264,838
89,357		Bed Bath & Beyond, Inc	1,673,657
156,429		Best Buy Co, Inc	11,736,868
14,456	e	Big 5 Sporting Goods Corp	93,241
26,619	e	Big Lots, Inc	1,156,063
31,094	*	Booking Holdings, Inc	63,081,020
13,279	*	Boot Barn Holdings, Inc	310,596
20,702	e	Buckle, Inc	497,883
41,216	*	Burlington Stores, Inc	6,298,217
25,389		Caleres, Inc	850,278
21,385	e	Camping World Holdings, Inc	474,105
111,420	*	CarMax, Inc	8,320,846
18,469	*,e	Carvana Co	794,167
15,113		Cato Corp (Class A)	376,314
92,929		Chico’s FAS, Inc	808,482
11,246		Children’s Place Retail Stores, Inc	1,382,133
9,536		Citi Trends, Inc	270,918
15,288	*,e	Conn’s, Inc	518,263
10,028	*,e	Container Store Group, Inc	66,486
31,828		Core-Mark Holding Co, Inc	769,601
184

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

51,278		Dick’s Sporting Goods, Inc	$1,750,631
9,130	e	Dillard’s, Inc (Class A)	732,865
172,030		Dollar General Corp	16,884,744
150,475	*	Dollar Tree, Inc	13,735,358
46,482		DSW, Inc (Class A)	1,275,466
5,857	*,e	Duluth Holdings, Inc	134,828
80,328		Expedia, Inc	10,751,099
47,203	*	Express Parent LLC	454,565
34,682	*	Five Below, Inc	3,369,703
27,803	*	Floor & Decor Holdings, Inc	1,327,593
74,371		Foot Locker, Inc	3,630,048
22,283	*	Francesca’s Holdings Corp	181,384
6,581	*	Funko, Inc	115,562
5,079	*	Gaia, Inc	92,438
66,268	e	GameStop Corp (Class A)	954,922
147,279		Gap, Inc	4,443,407
16,911	*	Genesco, Inc	688,278
92,777		Genuine Parts Co	9,028,130
56,999	*,e	GNC Holdings, Inc	181,257
11,989		Group 1 Automotive, Inc	839,110
280,542	*	Groupon, Inc	1,312,937
35,754		Guess?, Inc	810,186
10,241		Haverty Furniture Cos, Inc	202,772
16,052	*,e	Hibbett Sports, Inc	368,393
749,462		Home Depot, Inc	148,033,734
21,880	*	Hudson Ltd	369,772
8,837	*	J. Jill, Inc	72,375
191,175	*,e	JC Penney Co, Inc	468,379
9,654	*	Kirkland’s, Inc	109,862
110,314		Kohl’s Corp	8,148,895
156,830		L Brands, Inc	4,966,806
8,582	*	Lands’ End, Inc	208,113
35,254	*	Liberty Expedia Holdings, Inc	1,698,185
40,826	*	Liberty TripAdvisor Holdings, Inc	679,753
15,208		Lithia Motors, Inc (Class A)	1,354,272
202,183	*	LKQ Corp	6,777,174
534,567		Lowe’s Companies, Inc	53,103,886
16,684	*,e	Lumber Liquidators, Inc	322,669
204,981		Macy’s, Inc	8,143,895
15,511	*	MarineMax, Inc	290,831
69,450	*	Michaels Cos, Inc	1,417,474
18,633		Monro Muffler, Inc	1,256,796
20,124	*	Murphy USA, Inc	1,594,626
24,857	*,e	National Vision Holdings, Inc	1,010,686
270,341	*	NetFlix, Inc	91,226,571
79,890		Nordstrom, Inc	4,187,035
17,620		Nutri/System, Inc	704,800
358,654		Office Depot, Inc	900,222
28,340	*	Ollie’s Bargain Outlet Holdings, Inc	1,969,630
52,970	*	O’Reilly Automotive, Inc	16,208,820
17,510	*,e	Overstock.com, Inc	624,231
18,067	*,e	Party City Holdco, Inc	284,555
24,318		Penske Auto Group, Inc	1,269,400
185

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,824	e	PetMed Express, Inc	$439,025
47,634		Pier 1 Imports, Inc	102,889
27,374		Pool Corp	4,195,065
288,493	*	Qurate Retail Group, Inc	6,142,016
27,613	e	Rent-A-Center, Inc	409,777
13,659	*,e	RH	1,855,712
242,462		Ross Stores, Inc	21,198,453
77,360	*,e	Sally Beauty Holdings, Inc	1,275,666
8,648		Shoe Carnival, Inc	271,288
21,612	*	Shutterfly, Inc	1,777,803
39,286		Signet Jewelers Ltd	2,268,374
24,245	*	Sleep Number Corp	690,740
15,830		Sonic Automotive, Inc (Class A)	322,140
24,166	*,e	Sportsman’s Warehouse Holdings, Inc	123,005
30,445		Tailored Brands, Inc	613,771
343,316		Target Corp	27,698,735
79,026		Tiffany & Co	10,870,817
22,443		Tile Shop Holdings, Inc	186,277
9,453		Tilly’s, Inc	146,521
402,856		TJX Companies, Inc	39,181,775
76,667		Tractor Supply Co	5,983,093
67,685	*	TripAdvisor, Inc	3,925,053
37,720	*	Ulta Beauty, Inc	9,218,391
52,170	*	Urban Outfitters, Inc	2,316,348
36,035	*,e	Wayfair, Inc	3,921,329
2,514		Weyco Group, Inc	87,613
51,509	e	Williams-Sonoma, Inc	3,012,761
1,341		Winmark Corp	197,395
18,009	*	Zumiez, Inc	407,904
		TOTAL RETAILING	1,176,901,469

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
17,485	*,e	Acacia Communications, Inc	561,968
31,544	*	Advanced Energy Industries, Inc	1,931,755
585,216	*	Advanced Micro Devices, Inc	10,727,009
9,438	*	Alpha & Omega Semiconductor Ltd	126,092
19,162	*,e	Ambarella, Inc	750,767
61,372	*	Amkor Technology, Inc	532,709
239,241		Analog Devices, Inc	23,000,630
683,104		Applied Materials, Inc	33,219,348
4,626	*,e	Aquantia Corp	59,028
18,274	*	Axcelis Technologies, Inc	402,028
24,099	*	AXT, Inc	181,947
280,586		Broadcom, Inc	62,225,557
40,434		Brooks Automation, Inc	1,236,472
16,131		Cabot Microelectronics Corp	1,942,979
13,231	*	Ceva, Inc	398,253
38,259	*	Cirrus Logic, Inc	1,655,084
16,514		Cohu, Inc	415,823
70,596	*	Cree, Inc	3,328,601
229,040		Cypress Semiconductor Corp	4,079,202
23,408	*	Diodes, Inc	869,841
89,372		Entegris, Inc	3,141,426
186

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

50,855	*	First Solar, Inc	$2,662,259
42,249	*	Formfactor, Inc	547,125
17,377	*,e	Ichor Holdings Ltd	364,917
10,897	*,e	Impinj, Inc	232,215
24,850	*,e	Inphi Corp	781,284
95,864	*	Integrated Device Technology, Inc	3,300,598
3,030,473		Intel Corp	145,765,751
99,445		Kla-Tencor Corp	11,676,832
35,455	*,e	Kopin Corp	108,492
105,047		Lam Research Corp	20,026,160
78,715	*	Lattice Semiconductor Corp	605,318
46,832	*,e	MA-COM Technology Solutions	975,511
336,132		Marvell Technology Group Ltd	7,162,973
179,797		Maxim Integrated Products, Inc	10,992,789
69,153	*	MaxLinear, Inc	1,197,038
148,784	e	Microchip Technology, Inc	13,900,889
746,551	*	Micron Technology, Inc	39,410,427
36,678		MKS Instruments, Inc	3,458,735
25,509		Monolithic Power Systems, Inc	3,384,534
14,643	*	Nanometrics, Inc	551,455
21,727	*,e	NeoPhotonics Corp Ltd	138,401
2,815		NVE Corp	300,698
377,738		NVIDIA Corp	92,492,927
221,351	*	NXP Semiconductors NV	21,103,604
270,651	*	ON Semiconductor Corp	5,967,855
15,548	*	PDF Solutions, Inc	163,254
39,785	*	Photronics, Inc	358,065
16,742		Power Integrations, Inc	1,197,053
84,802	*	Qorvo, Inc	6,933,412
964,854		QUALCOMM, Inc	61,837,493
63,063	*	Rambus, Inc	779,459
18,943	*	Rudolph Technologies, Inc	541,770
42,955	*	Semtech Corp	2,038,215
26,954	*	Silicon Laboratories, Inc	2,567,369
116,638		Skyworks Solutions, Inc	11,031,622
13,282	*,e	SMART Global Holdings, Inc	405,499
39,501	*,e	SunPower Corp	286,777
117,985		Teradyne, Inc	5,102,851
638,772		Texas Instruments, Inc	71,108,099
26,780	*	Ultra Clean Holdings	359,388
31,393	e	Universal Display Corp	3,023,146
27,685	*	Veeco Instruments, Inc	405,585
77,635		Versum Materials, Inc	2,992,829
30,275	*	Xcerra Corp	431,116
163,590		Xilinx, Inc	11,789,931
28,708		Xperi Corp	477,988
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	721,726,227

SOFTWARE & SERVICES - 15.0%
34,529	*	2U, Inc	2,612,464
51,088	*	8x8, Inc	1,019,206
42,020	*	A10 Networks, Inc	284,055
419,986		Accenture plc	66,916,369
187

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

87,470	*	ACI Worldwide, Inc	$2,260,225
484,427		Activision Blizzard, Inc	35,566,630
45,760	*	Acxiom Corp	1,855,110
318,203	*	Adobe Systems, Inc	77,857,910
107,558	*	Akamai Technologies, Inc	8,094,815
19,437	*,e	Alarm.com Holdings, Inc	833,264
31,889		Alliance Data Systems Corp	7,171,198
194,120	*	Alphabet, Inc (Class A)	238,227,946
197,984	*	Alphabet, Inc (Class C)	240,998,004
15,746	*	Altair Engineering, Inc	552,685
13,927	*,e	Alteryx, Inc	543,014
14,773	*	Amber Road, Inc	125,570
96,710		Amdocs Ltd	6,535,662
15,388	*	American Software, Inc (Class A)	230,204
55,708	*	Ansys, Inc	9,407,967
9,344	*	Appfolio, Inc	674,637
21,510	*	Apptio, Inc	722,091
45,279	*	Aspen Technology, Inc	4,337,275
58,874	*	Atlassian Corp plc	4,263,066
140,897	*	Autodesk, Inc	18,096,811
285,080		Automatic Data Processing, Inc	38,482,949
66,420	*	Avaya Holdings Corp	1,366,924
8,774	*,e	Benefitfocus, Inc	264,097
90,053	*	Black Knight, Inc	4,651,237
30,352		Blackbaud, Inc	3,029,433
21,638	*	Blackline, Inc	923,943
41,144	*	Blucora, Inc	1,429,754
86,043		Booz Allen Hamilton Holding Co	4,067,253
24,238	*	Bottomline Technologies, Inc	1,306,428
81,201	*	Box, Inc	1,945,576
13,975	*	Brightcove, Inc	119,486
76,116		Broadridge Financial Solutions, Inc	8,599,586
204,159		CA, Inc	9,025,869
14,315	*	CACI International, Inc (Class A)	2,507,988
177,684	*	Cadence Design Systems, Inc	7,834,088
14,005	*	Carbonite, Inc	480,371
26,279	*	Cardtronics plc	665,384
8,834	*	Care.com, Inc	159,189
31,214	*	Cargurus, Inc	1,353,127
42,198	*	Cars.com, Inc	1,197,157
7,368		Cass Information Systems, Inc	496,235
86,901		CDK Global, Inc	5,426,967
14,330	*	Ceridian HCM Holding, Inc	469,451
18,244	*	ChannelAdvisor Corp	253,592
24,217	*,e	Cision Ltd	365,192
88,700	*	Citrix Systems, Inc	9,754,339
57,875	*	Cloudera, Inc	774,946
380,671		Cognizant Technology Solutions Corp (Class A)	31,024,686
23,671	*	Commvault Systems, Inc	1,536,248
137,612	*	Conduent, Inc	2,471,512
55,341		Convergys Corp	1,361,389
31,326	*	Cornerstone OnDemand, Inc	1,547,504
33,966	*	Coupa Software, Inc	2,082,455
188

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

19,688		CSG Systems International, Inc	$800,711
129,823	*	Dell Technologies, Inc-VMware Inc	12,011,224
6,054	*,e	Digimarc Corp	182,225
15,442	*,e	DocuSign, Inc	832,324
181,300		DXC Technology Co	15,363,362
605,102	*	eBay, Inc	20,240,662
13,863	e	Ebix, Inc	1,100,029
193,954	*	Electronic Arts, Inc	24,971,577
21,712	*	Ellie Mae, Inc	2,154,265
35,390	*	Endurance International Group Holdings, Inc	290,198
25,034	*	Envestnet, Inc	1,466,992
34,064	*	EPAM Systems, Inc	4,435,473
84,850	*	Etsy, Inc	3,466,971
29,451	*	Euronet Worldwide, Inc	2,707,725
16,720	*	Everbridge, Inc	752,066
35,393	*	Everi Holdings, Inc	260,139
58,984		EVERTEC, Inc	1,374,327
30,388	*	Exela Technologies, Inc	152,244
24,960	*	ExlService Holdings, Inc	1,488,614
1,544,338	*	Facebook, Inc	266,521,852
20,745	*	Fair Isaac Corp	4,179,288
213,011		Fidelity National Information Services, Inc	21,967,824
120,686	*	FireEye, Inc	1,874,254
49,450	*	First American Corp	2,408,215
316,304	*	First Data Corp	7,357,231
267,245	*	Fiserv, Inc	20,171,653
47,582	*	Five9, Inc	1,517,866
57,130	*	FleetCor Technologies, Inc	12,397,210
18,366	*	ForeScout Technologies, Inc	623,709
91,340	*	Fortinet, Inc	5,746,199
55,903	*	Gartner, Inc	7,570,943
90,499		Genpact Ltd	2,749,360
101,241		Global Payments, Inc	11,396,699
66,585	*	Glu Mobile, Inc	354,898
95,473	*	GoDaddy, Inc	7,028,722
46,486	*,e	Gogo, Inc	166,420
58,047	*	GrubHub, Inc	7,075,349
22,315	*,e	GTT Communications, Inc	991,902
50,769	*	Guidewire Software, Inc	4,376,288
15,855		Hackett Group, Inc	285,866
43,853	*	Hortonworks, Inc	763,919
23,153	*	HubSpot, Inc	2,873,287
47,738	*	IAC/InterActiveCorp	7,029,420
30,872	*	Imperva, Inc	1,427,830
16,246	*	Information Services Group, Inc	66,609
19,819	*	Instructure, Inc	766,995
11,417	*,e	Internap Corp	112,800
599,043		International Business Machines Corp	86,819,302
157,985		Intuit, Inc	32,266,856
29,300		j2 Global, Inc	2,485,812
53,425		Jack Henry & Associates, Inc	7,196,347
7,079	*	Leaf Group Ltd	82,824
90,847		Leidos Holdings, Inc	6,215,752
189

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

43,337	*	Limelight Networks, Inc	$193,283
10,535	*	Liquidity Services, Inc	74,272
33,193	*	Liveperson, Inc	770,078
35,268		LogMeIn, Inc	2,858,471
41,465	*	Manhattan Associates, Inc	1,995,296
14,916		Mantech International Corp (Class A)	892,723
598,944		MasterCard, Inc (Class A)	118,590,912
33,064	*,e	Match Group, Inc	1,194,272
45,504		MAXIMUS, Inc	2,949,114
37,013	*	Meet Group, Inc	150,273
4,927,954		Microsoft Corp	522,757,360
8,417	*	MicroStrategy, Inc (Class A)	1,095,473
24,855	*	MINDBODY, Inc	928,334
17,947	*	Mitek Systems, Inc	151,652
32,597	*	MobileIron, Inc	153,206
17,396	*	Model N, Inc	324,435
19,163	*	MoneyGram International, Inc	125,326
24,907		Monotype Imaging Holdings, Inc	514,330
28,274	*	New Relic, Inc	2,762,370
38,030		NIC, Inc	623,692
176,191	*	Nuance Communications, Inc	2,602,341
69,034	*	Nutanix, Inc	3,375,072
55,121	*	Okta, Inc	2,736,758
16,657	*	OneSpan, Inc	271,509
1,871,177		Oracle Corp	89,217,719
216,295	*,e	Pandora Media, Inc	1,457,828
3,781	*,e	Park City Group, Inc	31,193
208,817		Paychex, Inc	14,412,549
34,022	*,e	Paycom Software, Inc	3,614,838
24,207	*	Paylocity Holding Corp	1,404,006
771,762	*	PayPal Holdings, Inc	63,392,531
21,297		Pegasystems, Inc	1,184,113
21,147	*	Perficient, Inc	556,589
90,650		Perspecta, Inc	1,967,105
12,908	*	Presidio, Inc	180,196
29,292		Progress Software Corp	1,077,653
32,107	*	Proofpoint, Inc	3,661,803
21,655	*	PROS Holdings, Inc	804,267
74,516	*	PTC, Inc	6,848,766
23,157	*	Q2 Holdings, Inc	1,369,737
5,552		QAD, Inc (Class A)	276,490
21,456	*	Qualys, Inc	1,868,818
21,071	*	QuinStreet, Inc	279,401
54,040	*	Quotient Technology, Inc	797,090
16,913	*	Rapid7, Inc	470,351
44,529	*	RealPage, Inc	2,453,548
114,468	*	Red Hat, Inc	16,166,316
3,209		Reis, Inc	68,512
42,593	*	RingCentral, Inc	3,141,234
12,773	*	Rosetta Stone, Inc	187,763
145,451		Sabre Corp	3,581,004
31,685	*	SailPoint Technologies Holding, Inc	763,292
457,878	*	salesforce.com, Inc	62,797,968
190

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,624		Science Applications International Corp	$2,161,897
3,029	*,e	SecureWorks Corp	38,832
27,291	*	SendGrid, Inc	696,739
112,451	*	ServiceNow, Inc	19,786,878
43,992	*	ServiceSource International LLC	153,972
4,685	*	ShotSpotter, Inc	199,909
21,865	*	Shutterstock, Inc	1,007,321
91,628	*	Splunk, Inc	8,805,451
9,690	*	SPS Commerce, Inc	831,305
184,312	*	Square, Inc	11,915,771
131,546		SS&C Technologies Holdings, Inc	6,981,146
11,781	*	Stamps.com, Inc	3,074,841
66,024	e	Switch, Inc	859,632
23,217	*	Sykes Enterprises, Inc	688,616
390,085		Symantec Corp	7,887,519
97,919	*	Synopsys, Inc	8,756,896
26,283		Syntel, Inc	1,066,827
44,641	*	Tableau Software, Inc	4,601,148
73,188	*	Take-Two Interactive Software, Inc	8,271,708
8,465	*	TechTarget, Inc	240,575
17,371	*	TeleNav, Inc	93,803
74,729	*	Teradata Corp	2,861,373
71,095		TiVo Corp	863,804
114,300		Total System Services, Inc	10,463,022
21,060	*,e	Trade Desk, Inc	1,775,779
70,173		Travelport Worldwide Ltd	1,326,270
89,950	*	TrueCar, Inc	1,000,244
7,875		TTEC Holdings, Inc	253,181
5,104	*,e	Tucows, Inc	299,860
49,678	*	Twilio, Inc	2,875,859
456,157	*	Twitter, Inc	14,537,724
23,848	*	Tyler Technologies, Inc	5,365,562
18,905	*	Ultimate Software Group, Inc	5,234,605
68,118	*,e	Unisys Corp	875,316
9,967	*	Upland Software, Inc	312,166
17,603	*	Varonis Systems, Inc	1,052,219
37,364	*	Verint Systems, Inc	1,677,644
66,997	*	VeriSign, Inc	9,729,974
1,559	*	Veritone, Inc	23,276
30,324	*,e	VirnetX Holding Corp	87,940
15,834	*	Virtusa Corp	836,510
1,165,275		Visa, Inc (Class A)	159,339,704
43,050	*	VMware, Inc (Class A)	6,224,600
22,175	*	Website Pros, Inc	557,701
291,547		Western Union Co	5,877,588
26,323	*	WEX, Inc	4,996,632
93,132	*	Workday, Inc	11,550,231
15,731	*	Workiva, Inc	397,208
187,279	*	Worldpay, Inc	15,392,461
24,731	*	XO Group, Inc	696,920
59,210	*	Yelp, Inc	2,183,665
51,801	*	Yext, Inc	1,095,073
66,007	*	Zendesk, Inc	3,595,401
191

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

35,598	*	Zillow Group, Inc	$2,006,659
74,185	*	Zillow Group, Inc (Class C)	4,132,105
23,238	*	Zix Corp	124,091
8,266	*,e	Zscaler, Inc	291,872
458,416	*	Zynga, Inc	1,737,397
		TOTAL SOFTWARE & SERVICES	2,826,976,816

TECHNOLOGY HARDWARE & EQUIPMENT - 5.5%
62,986	*,e	3D Systems Corp	766,540
28,532		Adtran, Inc	463,645
25,955	*	Aerohive Networks, Inc	103,820
5,601	*	Agilysys, Inc	92,136
193,050		Amphenol Corp (Class A)	18,052,106
17,127	*	Anixter International, Inc	1,248,558
3,194,962		Apple, Inc	607,969,319
23,161	*	Applied Optoelectronics, Inc	890,077
36,585	*	Arista Networks, Inc	9,355,882
110,683	*	ARRIS International plc	2,795,853
55,416	*	Arrow Electronics, Inc	4,202,749
23,208	*	Avid Technology, Inc	130,197
73,532		Avnet, Inc	3,224,378
38,854		AVX Corp	807,386
24,841		Badger Meter, Inc	1,295,458
5,993		Bel Fuse, Inc (Class B)	134,843
24,479		Belden CDT, Inc	1,585,015
48,833		Benchmark Electronics, Inc	1,181,759
21,846	*	CalAmp Corp	497,215
30,209	*	Calix, Inc	212,973
34,884	*	Casa Systems, Inc	531,283
97,963		CDW Corp	8,237,709
83,651	*	Ciena Corp	2,124,735
3,137,558		Cisco Systems, Inc	132,687,328
4,709	*,e	Clearfield, Inc	60,982
105,445		Cognex Corp	5,565,387
14,655	*	Coherent, Inc	2,316,369
126,219	*	CommScope Holding Co, Inc	4,052,892
13,765		Comtech Telecommunications Corp	462,504
14,287	*	Control4 Corp	363,318
534,451		Corning, Inc	17,733,084
23,580	*	Cray, Inc	588,321
19,626		CTS Corp	684,947
20,391		Daktronics, Inc	175,159
45,152	e	Diebold, Inc	512,475
10,399	*	Digi International, Inc	140,387
37,373		Dolby Laboratories, Inc (Class A)	2,408,690
12,180	*,e	Eastman Kodak Co	38,367
31,487	*	EchoStar Corp (Class A)	1,416,600
21,752	*	Electro Scientific Industries, Inc	392,189
27,188	*	Electronics for Imaging, Inc	927,655
7,739	*	ePlus, Inc	763,452
77,480	*	Extreme Networks, Inc	658,580
40,035	*	F5 Networks, Inc	6,861,198
35,105	*	Fabrinet	1,373,308
192

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

9,743	*	FARO Technologies, Inc	$634,269
66,864	*	Finisar Corp	1,126,658
114,527	*,e	Fitbit, Inc	679,145
92,021		Flir Systems, Inc	5,392,431
48,161	*	Harmonic, Inc	221,541
1,005,953		Hewlett Packard Enterprise Co	15,531,914
1,055,222		HP, Inc	24,354,524
35,560	*	II-VI, Inc	1,393,952
19,972	*	Immersion Corp	280,407
87,173	*	Infinera Corp	725,279
21,293	*	Insight Enterprises, Inc	1,070,399
20,280		InterDigital, Inc	1,672,086
23,992	*	IPG Photonics Corp	3,935,648
14,205	*	Iteris, Inc	69,747
20,411	*	Itron, Inc	1,249,153
102,296		Jabil Circuit, Inc	2,881,678
226,367		Juniper Networks, Inc	5,962,507
46,368	*	Kemet Corp	1,205,104
123,591	*	Keysight Technologies, Inc	7,168,278
14,861	*	Kimball Electronics, Inc	302,421
51,146	*	Knowles Corp	887,895
5,979	*	KVH Industries, Inc	74,140
15,191		Littelfuse, Inc	3,293,713
37,942	*,e	Lumentum Holdings, Inc	1,982,470
16,124	*,e	Maxwell Technologies, Inc	74,009
1,968		Mesa Laboratories, Inc	397,989
21,462		Methode Electronics, Inc	842,384
103,558		Motorola, Inc	12,561,585
10,033		MTS Systems Corp	547,049
6,122	*	Napco Security Technologies, Inc	96,728
65,321		National Instruments Corp	2,861,713
87,075	*	NCR Corp	2,431,134
173,236		NetApp, Inc	13,429,255
18,743	*	Netgear, Inc	1,234,227
51,581	*	Netscout Systems, Inc	1,382,371
27,067	*	Novanta, Inc	1,687,627
160,626	*	Oclaro, Inc	1,358,896
10,024	*	OSI Systems, Inc	799,514
56,643	*	Palo Alto Networks, Inc	11,230,041
10,975		Park Electrochemical Corp	242,657
5,271		PC Connection, Inc	178,423
20,175		Plantronics, Inc	1,385,216
27,655	*	Plexus Corp	1,643,260
105,413	*	Pure Storage, Inc	2,283,246
13,446	*	Quantenna Communications, Inc	214,195
27,191	*	Ribbon Communications, Inc	184,491
10,577	*	Rogers Corp	1,232,961
45,373	*	Sanmina Corp	1,320,354
15,267	*	Scansource, Inc	629,764
30,290	*,e	Stratasys Ltd	588,232
21,869	*	Super Micro Computer, Inc	483,305
20,901	*	Synaptics, Inc	1,047,349
18,869		SYNNEX Corp	1,820,292
193

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,940	*	Tech Data Corp	$1,996,835
168,606	*	Trimble Navigation Ltd	5,951,792
53,740	*	TTM Technologies, Inc	932,926
12,852	*,e	Ubiquiti Networks, Inc	1,061,318
27,064	*	USA Technologies, Inc	364,011
83,693	*	VeriFone Systems, Inc	1,916,570
31,430	*,e	Viasat, Inc	2,210,786
134,720	*	Viavi Solutions, Inc	1,363,366
83,131		Vishay Intertechnology, Inc	2,078,275
6,716	*	Vishay Precision Group, Inc	267,968
190,716		Western Digital Corp	13,378,727
153,924		Xerox Corp	3,997,406
34,507	*	Zebra Technologies Corp (Class A)	4,759,551
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,032,649,985

TELECOMMUNICATION SERVICES - 1.8%
4,713,381		AT&T, Inc	150,686,790
5,799		ATN International, Inc	370,440
24,097	*	Boingo Wireless, Inc	556,882
614,184		CenturyLink, Inc	11,528,234
32,375	*	Cincinnati Bell, Inc	432,206
28,091		Cogent Communications Group, Inc	1,459,327
39,329	e	Consolidated Communications Holdings, Inc	501,052
149,259	e	Frontier Communications Corp	779,132
21,741	*,e	Intelsat S.A.	423,950
83,230	*,e	Iridium Communications, Inc	1,439,879
58,951	*	NII Holdings, Inc	365,496
10,234	*	Ooma, Inc	164,767
52,306	*	Orbcomm, Inc	500,045
5,431	*,e	pdvWireless, Inc	162,387
27,054		Shenandoah Telecom Co	892,782
14,272		Spok Holdings, Inc	206,944
415,045	*,e	Sprint Corp	2,253,694
74,984		Telephone & Data Systems, Inc	1,893,346
196,141	*	T-Mobile US, Inc	11,768,460
8,973	*	US Cellular Corp	308,312
2,684,898		Verizon Communications, Inc	138,648,133
139,949	*	Vonage Holdings Corp	1,792,747
126,695	*	Zayo Group Holdings, Inc	4,699,118
		TOTAL TELECOMMUNICATION SERVICES	331,834,123

TRANSPORTATION - 2.1%
34,430	*	Air Transport Services Group, Inc	775,708
82,658		Alaska Air Group, Inc	5,193,402
8,421		Allegiant Travel Co	1,040,836
4,532		Amerco, Inc	1,708,927
273,379		American Airlines Group, Inc	10,809,406
20,265		Arkansas Best Corp	943,336
13,672	*	Atlas Air Worldwide Holdings, Inc	916,708
44,457	*	Avis Budget Group, Inc	1,549,326
91,177		CH Robinson Worldwide, Inc	8,409,255
20,323		Copa Holdings S.A. (Class A)	1,978,241
33,867		Costamare, Inc	235,037
194

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,369	*	Covenant Transportation Group, Inc	$213,554
538,759		CSX Corp	38,079,486
14,505	*	Daseke, Inc	126,048
418,554		Delta Air Lines, Inc	22,777,709
22,782	*	Eagle Bulk Shipping, Inc	130,996
15,728	*	Echo Global Logistics, Inc	541,830
117,025		Expeditors International of Washington, Inc	8,913,794
158,519		FedEx Corp	38,975,066
17,094		Forward Air Corp	1,092,307
5,727	*	Genco Shipping & Trading Ltd	85,046
43,125	*	Genesee & Wyoming, Inc (Class A)	3,708,750
31,730		Hawaiian Holdings, Inc	1,272,373
34,068		Heartland Express, Inc	653,765
39,147	*,e	Hertz Global Holdings, Inc	596,209
19,247	*	Hub Group, Inc (Class A)	893,061
55,976		JB Hunt Transport Services, Inc	6,711,522
199,591	*	JetBlue Airways Corp	3,592,638
67,931		Kansas City Southern Industries, Inc	7,898,337
38,574	*	Kirby Corp	3,219,000
85,879		Knight-Swift Transportation Holdings, Inc	2,795,361
26,254		Landstar System, Inc	2,918,132
47,314		Macquarie Infrastructure Co LLC	2,148,529
22,449		Marten Transport Ltd	490,511
40,054		Matson, Inc	1,441,944
181,461		Norfolk Southern Corp	30,666,909
41,653		Old Dominion Freight Line	6,114,660
4,949		Park-Ohio Holdings Corp	185,340
26,945	*	Radiant Logistics, Inc	107,510
33,162		Ryder System, Inc	2,596,585
35,001	*	Safe Bulkers, Inc	116,203
15,104	*	Saia, Inc	1,138,086
23,733		Schneider National, Inc	620,381
35,642		Scorpio Bulkers, Inc	269,097
32,711		Skywest, Inc	1,959,389
354,299		Southwest Airlines Co	20,606,030
41,439	*	Spirit Airlines, Inc	1,800,110
502,393		Union Pacific Corp	75,303,687
160,964	*	United Continental Holdings, Inc	12,941,506
450,765		United Parcel Service, Inc (Class B)	54,042,216
2,557		Universal Truckload Services, Inc	85,659
28,389		Werner Enterprises, Inc	1,057,490
77,779	*	XPO Logistics, Inc	7,756,122
30,062	*	YRC Worldwide, Inc	292,804
		TOTAL TRANSPORTATION	400,495,934

UTILITIES - 2.9%
403,621		AES Corp	5,392,377
37,217		Allete, Inc	2,885,434
155,883		Alliant Energy Corp	6,698,293
146,050		Ameren Corp	9,063,863
323,855		American Electric Power Co, Inc	23,039,045
30,876		American States Water Co	1,856,265
113,601		American Water Works Co, Inc	10,025,288
195

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

123,280		Aqua America, Inc	$4,553,963
8,679	*	AquaVenture Holdings Ltd	143,551
4,310		Artesian Resources Corp	158,996
80,726	*,e	Atlantic Power Corp	177,597
73,783		Atmos Energy Corp	6,778,444
36,644		Avangrid, Inc	1,834,399
57,332		Avista Corp	2,899,853
31,185	e	Black Hills Corp	1,870,164
11,578	*,e	Cadiz, Inc	155,145
29,493		California Water Service Group	1,212,162
271,709		Centerpoint Energy, Inc	7,738,272
9,510		Chesapeake Utilities Corp	797,414
188,863		CMS Energy Corp	9,129,637
7,486		Connecticut Water Service, Inc	482,248
199,871		Consolidated Edison, Inc	15,775,818
6,110		Consolidated Water Co, Inc	85,846
424,444		Dominion Resources, Inc	30,436,879
118,047		DTE Energy Co	12,812,821
455,341		Duke Energy Corp	37,164,932
201,622		Edison International	13,434,074
33,144		El Paso Electric Co	2,064,871
114,253		Entergy Corp	9,286,484
173,886		Evergy, Inc	9,753,266
198,573		Eversource Energy	12,057,353
619,321		Exelon Corp	26,321,143
304,244		FirstEnergy Corp	10,779,365
5,796	e	Global Water Resources, Inc	55,004
1	*	Havilah Mining Corp	0
81,843		Hawaiian Electric Industries, Inc	2,878,418
36,930		Idacorp, Inc	3,480,283
132,990		MDU Resources Group, Inc	3,856,710
21,480		MGE Energy, Inc	1,374,720
10,199		Middlesex Water Co	451,714
57,940		National Fuel Gas Co	3,111,378
50,240		New Jersey Resources Corp	2,323,600
309,784		NextEra Energy, Inc	51,901,211
222,330		NiSource, Inc	5,820,599
25,019		Northwest Natural Gas Co	1,629,988
39,383		NorthWestern Corp	2,336,593
200,214		NRG Energy, Inc	6,340,777
19,670		NRG Yield, Inc (Class A)	363,502
38,801		NRG Yield, Inc (Class C)	721,699
122,877		OGE Energy Corp	4,453,063
39,039		ONE Gas, Inc	3,007,565
24,589		Ormat Technologies, Inc	1,333,953
23,308		Otter Tail Corp	1,128,107
47,083	e	Pattern Energy Group, Inc	874,331
328,179		PG&E Corp	14,137,951
68,693		Pinnacle West Capital Corp	5,524,978
59,104		PNM Resources, Inc	2,325,742
63,892		Portland General Electric Co	2,898,141
439,685		PPL Corp	12,649,737
320,702		Public Service Enterprise Group, Inc	16,535,395
196

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY			VALUE

8,960	*	Pure Cycle Corp			$97,216
3,770	e	RGC Resources, Inc			106,955
90,938		SCANA Corp			3,636,611
168,224		Sempra Energy			19,445,012
18,202		SJW Corp			1,177,305
52,653	e	South Jersey Industries, Inc			1,786,516
654,416		Southern Co			31,804,618
27,350		Southwest Gas Corp			2,138,770
7,359	e	Spark Energy, Inc			62,919
36,226		Spire, Inc			2,593,782
45,235		TerraForm Power, Inc			462,754
113,344		UGI Corp			6,023,100
12,359		Unitil Corp			629,197
57,944		Vectren Corp			4,141,258
262,380		Vistra Energy Corp			5,929,788
20,174	*,e	Vivint Solar, Inc			114,992
209,167		WEC Energy Group, Inc			13,882,414
322,844		Xcel Energy, Inc			15,128,470
7,260		York Water Co			225,060
		TOTAL UTILITIES			537,767,158

		TOTAL COMMON STOCKS			18,742,488,959
		(Cost $11,352,428,867)

RIGHTS / WARRANTS - 0.0%
DIVERSIFIED FINANCIALS - 0.0%
267	m	Emergent Capital Inc			0
		TOTAL DIVERSIFIED FINANCIALS			0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,296	†,m	Forest Laboratories, Inc CVR			1,231
1,988	†,m	Omthera Pharmaceuticals, Inc CVR			1,193
4,598	m	Tobira Therapeutics, Inc			276
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,700

		TOTAL RIGHTS / WARRANTS			2,700
		(Cost $276)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.6%
GOVERNMENT AGENCY DEBT - 0.2%
$30,000,000		Federal Home Loan Bank (FHLB)	1.770%	08/01/18	30,000,000
		TOTAL GOVERNMENT AGENCY DEBT			30,000,000

TREASURY DEBT - 0.2%
18,580,000		United States Treasury Bill	1.846	08/09/18	18,572,372
10,300,000		United States Treasury Bill	1.853	08/16/18	10,292,007
21,750,000		United States Treasury Bill	1.845	08/23/18	21,725,111
		TOTAL TREASURY DEBT			50,589,490
197

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.2%
230,259,349	c	State Street Navigator Securities Lending Government Money Market Portfolio	$230,259,349
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	230,259,349

		TOTAL SHORT-TERM INVESTMENTS	310,848,839
		(Cost $310,849,289)
		TOTAL INVESTMENTS - 101.2%	19,053,340,498
		(Cost $11,663,278,432)
		OTHER ASSETS & LIABILITIES, NET - (1.2)%	(233,490,372)
		NET ASSETS - 100.0%	$18,819,850,126

Abbreviation(s):
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $226,789,288.
h	These securities were purchased on a delayed delivery basis.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of July 31, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	78	9/21/18	$6,591,209	$6,522,360	$(68,849)
S&P 500 E Mini Index	393	9/21/18	55,361,510	55,356,015	(5,495)
S&P Mid-Cap 400 E Mini Index	22	9/21/18	4,390,148	4,369,200	(20,948)
Total	493		$66,342,867	$66,247,575	$(95,292)
198

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

AUTOMOBILES & COMPONENTS - 0.6%
106,367		Delphi Automotive plc	$10,431,412
79,025		Gentex Corp	1,833,380
3,219		Lear Corp	579,838
62,771	*,e	Tesla, Inc	18,714,546
19,189		Thor Industries, Inc	1,820,077
8,636	*	Visteon Corp	1,011,103
		TOTAL AUTOMOBILES & COMPONENTS	34,390,356

BANKS - 0.2%
4,603		Comerica, Inc	446,215
3,635		East West Bancorp, Inc	235,330
14,986		Pinnacle Financial Partners, Inc	936,625
15,706	*	Signature Bank	1,723,105
18,826	*	SVB Financial Group	5,796,149
4,230		Synovus Financial Corp	209,047
14,579	*	Texas Capital Bancshares, Inc	1,323,773
27,421	*	Western Alliance Bancorp	1,555,319
		TOTAL BANKS	12,225,563

CAPITAL GOODS - 8.5%
223,297		3M Co	47,410,419
62,965		A.O. Smith Corp	3,748,306
3,346		Air Lease Corp	147,090
36,386		Allegion plc	2,966,914
55,393		Allison Transmission Holdings, Inc	2,603,471
20,302		Ametek, Inc	1,579,496
19,198	*	Armstrong World Industries, Inc	1,303,544
254,687		Boeing Co	90,744,978
46,055		BWX Technologies, Inc	3,028,577
247,319		Caterpillar, Inc	35,564,472
25,535		Cummins, Inc	3,646,653
1,587		Curtiss-Wright Corp	211,119
149,997		Deere & Co	21,718,066
52,643		Donaldson Co, Inc	2,511,071
206,497		Emerson Electric Co	14,925,603
15,000		Equifax, Inc	1,882,500
133,076		Fastenal Co	7,576,017
130,787		Fortive Corp	10,734,997
27,935		Fortune Brands Home & Security, Inc	1,620,230
16,188	*	Gardner Denver Holdings, Inc	463,139
54,053		General Dynamics Corp	10,797,627
76,568		Graco, Inc	3,532,848
54,910		Harris Corp	9,057,404
25,672	*	HD Supply Holdings, Inc	1,129,055
199

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

17,268		HEICO Corp	$1,318,757
32,301		HEICO Corp (Class A)	2,091,490
8,727		Hexcel Corp	602,250
214,585		Honeywell International, Inc	34,258,495
17,119		Hubbell, Inc	2,109,917
17,301		Huntington Ingalls	4,031,998
33,355		IDEX Corp	5,122,661
156,447		Illinois Tool Works, Inc	22,423,549
62,046		Ingersoll-Rand plc	6,112,151
15,413		Lennox International, Inc	3,345,854
29,136		Lincoln Electric Holdings, Inc	2,737,036
104,998		Lockheed Martin Corp	34,239,848
97,880		Masco Corp	3,947,500
14,882	*	Middleby Corp	1,525,107
7,825		MSC Industrial Direct Co (Class A)	662,230
25,692		Nordson Corp	3,445,554
74,973		Northrop Grumman Corp	22,528,637
11,056		Parker-Hannifin Corp	1,869,017
16,613	*	Quanta Services, Inc	566,005
133,118		Raytheon Co	26,361,358
57,967		Rockwell Automation, Inc	10,872,291
10,173		Rockwell Collins, Inc	1,413,945
8,728		Roper Industries, Inc	2,634,983
42,702	*	Sensata Technologies Holding plc	2,321,708
52,389		Spirit Aerosystems Holdings, Inc (Class A)	4,885,274
19,820		Textron, Inc	1,353,111
48,626		Toro Co	2,926,799
22,445		TransDigm Group, Inc	8,428,995
38,653	*	United Rentals, Inc	5,751,566
8,000	*	Univar, Inc	219,920
20,988		W.W. Grainger, Inc	7,273,601
24,775	*	WABCO Holdings, Inc	3,113,722
14,317		Wabtec Corp	1,579,451
11,850		Watsco, Inc	2,044,244
57,362	*	Welbilt, Inc	1,307,854
46,388		Xylem, Inc	3,551,465
		TOTAL CAPITAL GOODS	517,881,939

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
40,429		Cintas Corp	8,266,922
93,837	*	Copart, Inc	5,385,305
16,559	*	CoStar Group, Inc	6,886,060
7,105		Dun & Bradstreet Corp	894,449
59,248		KAR Auction Services, Inc	3,522,294
6,617		Republic Services, Inc	479,600
55,674		Robert Half International, Inc	4,217,862
44,736		Rollins, Inc	2,457,796
85,178		TransUnion	6,166,887
74,287	*	Verisk Analytics, Inc	8,217,628
169,438		Waste Management, Inc	15,249,420
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	61,744,223
200

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 1.6%
3,893		Brunswick Corp	$250,320
20,263		Carter’s, Inc	2,124,170
1,756		Columbia Sportswear Co	152,737
93,697		DR Horton, Inc	4,094,559
166,051		Hanesbrands, Inc	3,696,295
41,480		Hasbro, Inc	4,131,823
3,876		Lennar Corp (B Shares)	167,443
70,274		Lennar Corp (Class A)	3,673,222
45,415	*	Lululemon Athletica, Inc	5,447,529
28,972	e	Mattel, Inc	459,786
35,612	*	Michael Kors Holdings Ltd	2,376,389
581,702		Nike, Inc (Class B)	44,738,701
1,449	*	NVR, Inc	3,998,414
27,533		Polaris Industries, Inc	2,902,529
34,677		Pulte Homes, Inc	987,948
24,478	*	Skechers U.S.A., Inc (Class A)	678,530
26,287		Tapestry, Inc	1,238,643
21,448	*	Tempur Sealy International, Inc	1,048,164
30,121		Toll Brothers, Inc	1,062,067
61,379	*,e	Under Armour, Inc	1,150,242
60,061	*,e	Under Armour, Inc (Class A)	1,199,418
115,400		VF Corp	10,624,878
		TOTAL CONSUMER DURABLES & APPAREL	96,203,807

CONSUMER SERVICES - 2.2%
22,366	*	Bright Horizons Family Solutions	2,392,938
11,282	*	Chipotle Mexican Grill, Inc (Class A)	4,892,552
14,110		Choice Hotels International, Inc	1,094,936
28,921		Darden Restaurants, Inc	3,092,812
18,896		Domino’s Pizza, Inc	4,963,223
38,901	e	Dunkin Brands Group, Inc	2,708,677
46,419		Extended Stay America, Inc	988,260
21,846	*	Grand Canyon Education, Inc	2,545,714
13,740		H&R Block, Inc	345,698
44,767	*	Hilton Grand Vacations, Inc	1,548,491
129,300		Hilton Worldwide Holdings, Inc	10,170,738
2,553		International Game Technology plc	64,540
101,116		Las Vegas Sands Corp	7,270,240
135,721		Marriott International, Inc (Class A)	17,350,573
70,697		McDonald’s Corp	11,137,605
16,585		MGM Resorts International	520,271
38,462		Service Corp International	1,513,480
62,825	*	ServiceMaster Global Holdings, Inc	3,580,397
33,047	e	Six Flags Entertainment Corp	2,146,403
622,840		Starbucks Corp	32,630,587
18,564		Vail Resorts, Inc	5,139,815
79,995		Wendy’s	1,334,317
42,935		Wyndham Hotels & Resorts, Inc	2,490,230
42,935		Wyndham Worldwide Corp	1,980,162
47,620		Wynn Resorts Ltd	7,942,064
14,400		Yum China Holdings, Inc	519,552
43,768		Yum! Brands, Inc	3,470,365
		TOTAL CONSUMER SERVICES	133,834,640
201

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 3.5%
224,094		American Express Co	$22,301,835
10,843		Ameriprise Financial, Inc	1,579,500
17,282		Capital One Financial Corp	1,630,038
48,434		CBOE Holdings, Inc	4,704,394
556,823		Charles Schwab Corp	28,431,382
14,171		CME Group, Inc	2,254,889
4,380	*,e	Credit Acceptance Corp	1,680,168
73,896		Discover Financial Services	5,276,913
27,659	*	E*TRADE Financial Corp	1,654,285
53,539		Eaton Vance Corp	2,844,527
18,590		Evercore Partners, Inc (Class A)	2,100,670
16,711		Factset Research Systems, Inc	3,364,927
29,603		Interactive Brokers Group, Inc (Class A)	1,772,036
136,840		IntercontinentalExchange Group, Inc	10,113,844
255,050		iShares Russell 1000 Growth Index Fund	37,622,426
45,823		Lazard Ltd (Class A)	2,488,189
40,897		LPL Financial Holdings, Inc	2,711,062
16,961		MarketAxess Holdings, Inc	3,286,533
77,204		Moody’s Corp	13,211,148
7,796		Morningstar, Inc	1,029,072
40,777		MSCI, Inc (Class A)	6,776,730
26,994		Northern Trust Corp	2,948,285
2,509	*	OneMain Holdings, Inc	83,424
17,927		Raymond James Financial, Inc	1,641,934
116,452		S&P Global, Inc	23,341,639
6,899		Santander Consumer USA Holdings, Inc	132,737
61,748		SEI Investments Co	3,701,175
10,576		State Street Corp	933,967
121,858		Synchrony Financial	3,526,570
101,710		T Rowe Price Group, Inc	12,111,627
130,497		TD Ameritrade Holding Corp	7,457,904
18,078		Virtu Financial, Inc	364,272
4,389		Voya Financial, Inc	221,732
		TOTAL DIVERSIFIED FINANCIALS	213,299,834

ENERGY - 1.0%
80,174		Anadarko Petroleum Corp	5,864,728
59,543	*	Antero Resources Corp	1,223,013
8,903		Apache Corp	409,538
151,904		Cabot Oil & Gas Corp	3,569,744
67,277	*	Cheniere Energy, Inc	4,272,090
5,442		Cimarex Energy Co	536,581
11,754	*	Concho Resources, Inc	1,714,321
16,675	*	Continental Resources, Inc	1,065,032
11,882		Diamondback Energy, Inc	1,567,830
30,281		EOG Resources, Inc	3,904,432
404,580		Halliburton Co	17,162,284
21,212	*	Kosmos Energy LLC	160,787
33,559	*	Newfield Exploration Co	963,814
78,597		Oneok, Inc	5,536,373
83,063	*	Parsley Energy, Inc	2,610,670
202

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

43,231		Pioneer Natural Resources Co	$8,182,331
9,692		RPC, Inc	143,442
		TOTAL ENERGY	58,887,010

FOOD & STAPLES RETAILING - 0.3%
58,449	*	Sprouts Farmers Market, Inc	1,256,069
220,715		Sysco Corp	14,834,255
5,883	*	US Foods Holding Corp	198,904
		TOTAL FOOD & STAPLES RETAILING	16,289,228

FOOD, BEVERAGE & TOBACCO - 4.5%
877,832		Altria Group, Inc	51,511,182
21,957		Brown-Forman Corp	1,169,649
130,860		Brown-Forman Corp (Class B)	6,964,369
56,619	e	Campbell Soup Co	2,315,717
1,376,271		Coca-Cola Co	64,175,517
72,726		Constellation Brands, Inc (Class A)	15,289,187
202,558		Costco Wholesale Corp	44,301,460
14,009		General Mills, Inc	645,255
59,143		Hershey Co	5,808,434
57,503		Kellogg Co	4,084,438
83,000		Keurig Dr Pepper, Inc	1,992,830
3,264		McCormick & Co, Inc	383,651
188,311	*	Monster Beverage Corp	11,302,426
582,592		PepsiCo, Inc	66,998,080
17,513	*	Post Holdings, Inc	1,515,925
		TOTAL FOOD, BEVERAGE & TOBACCO	278,458,120

HEALTH CARE EQUIPMENT & SERVICES - 5.8%
19,541	*	Abiomed, Inc	6,927,871
53,674		Aetna Inc	10,111,645
36,709	*	Align Technology, Inc	13,092,265
74,127		AmerisourceBergen Corp	6,065,812
18,503	*	athenahealth, Inc	2,788,587
25,964		Baxter International, Inc	1,881,092
11,174		Becton Dickinson & Co	2,797,634
491,110	*	Boston Scientific Corp	16,506,207
17,036		Cantel Medical Corp	1,579,408
83,080	*	Centene Corp	10,827,816
65,620	*	Cerner Corp	4,073,690
7,177		Chemed Corp	2,268,147
43,541		Cigna Corp	7,812,126
3,561		Cooper Cos, Inc	927,640
32,629	*	DaVita, Inc	2,293,166
40,425	*	DexCom, Inc	3,845,630
97,264	*	Edwards Lifesciences Corp	13,855,257
45,320		Encompass Health Corp	3,427,552
10,879	*	Envision Healthcare Corp	481,505
21,339	*	Express Scripts Holding Co	1,695,597
91,528		HCA Holdings, Inc	11,370,523
10,436	*	Henry Schein, Inc	828,723
19,864		Hill-Rom Holdings, Inc	1,871,189
60,512		Humana, Inc	19,011,660
203

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

7,216	*	ICU Medical, Inc	$2,069,549
39,759	*	Idexx Laboratories, Inc	9,738,172
27,028	*	Insulet Corp	2,247,648
25,949	*	Integra LifeSciences Holdings Corp	1,617,401
52,075	*	Intuitive Surgical, Inc	26,463,994
2,787	*	Laboratory Corp of America Holdings	488,673
20,866	*	Masimo Corp	2,074,498
11,840		McKesson Corp	1,487,104
24,043	*	Molina Healthcare, Inc	2,502,636
14,176	*	Penumbra, Inc	2,016,536
7,146	*	Premier, Inc	267,260
65,102		Resmed, Inc	6,886,490
158,312		Stryker Corp	25,844,434
4,029		Teleflex, Inc	1,098,749
443,185		UnitedHealth Group, Inc	112,223,306
42,350	*	Varian Medical Systems, Inc	4,889,307
55,572	*	Veeva Systems, Inc	4,202,910
19,259	*	WellCare Health Plans, Inc	5,150,242
7,818		West Pharmaceutical Services, Inc	857,244
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	358,466,895

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
95,984		Church & Dwight Co, Inc	5,365,506
52,300		Clorox Co	7,069,391
73,479		Colgate-Palmolive Co	4,923,828
15,696		Energizer Holdings, Inc	999,521
100,947		Estee Lauder Cos (Class A)	13,621,788
9,566	*	Herbalife Ltd	493,893
140,449		Kimberly-Clark Corp	15,991,523
6,058		Nu Skin Enterprises, Inc (Class A)	441,325
4,822	*	Spectrum Brands Holdings, Inc	421,298
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	49,328,073

INSURANCE - 1.3%
783		Alleghany Corp	492,718
59,987		American International Group, Inc	3,311,882
113,054		Aon plc	16,228,902
22,395	*	Arch Capital Group Ltd	684,391
4,103		Axis Capital Holdings Ltd	232,066
113,173	*	Berkshire Hathaway, Inc (Class B)	22,393,542
6,060		Brown & Brown, Inc	177,316
8,884		Erie Indemnity Co (Class A)	1,103,748
7,399		Everest Re Group Ltd	1,615,572
550	*	Markel Corp	643,500
109,784		Marsh & McLennan Cos, Inc	9,151,594
268,643		Progressive Corp	16,121,266
1,240		RenaissanceRe Holdings Ltd	163,494
24,394		Travelers Cos, Inc	3,174,635
41,751		XL Group Ltd	2,347,659
		TOTAL INSURANCE	77,842,285

MATERIALS - 1.8%
40,604		Avery Dennison Corp	4,656,467
204

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

39,797	*	Axalta Coating Systems Ltd	$1,203,859
30,537	*	Berry Plastics Group, Inc	1,491,733
39,840		Celanese Corp (Series A)	4,705,502
80,647		Chemours Co	3,694,439
59,833	*	Crown Holdings, Inc	2,708,640
20,588		Eagle Materials, Inc	2,045,418
53,375		Ecolab, Inc	7,509,863
25,263		FMC Corp	2,270,639
24,340		Graphic Packaging Holding Co	353,660
15,463		International Flavors & Fragrances, Inc	2,052,868
21,673		International Paper Co	1,164,490
71,113		LyondellBasell Industries AF S.C.A	7,878,609
26,677		Martin Marietta Materials, Inc	5,319,927
3,273		NewMarket Corp	1,340,097
43,273		Packaging Corp of America	4,885,522
49,270	*	Platform Specialty Products Corp	608,977
7,506		PPG Industries, Inc	830,614
119,006		Praxair, Inc	19,933,505
10,482		Royal Gold, Inc	886,882
12,338		RPM International, Inc	794,197
9,154		Scotts Miracle-Gro Co (Class A)	727,102
39,783		Sealed Air Corp	1,753,237
38,592		Sherwin-Williams Co	17,008,652
12,065		Silgan Holdings, Inc	331,908
38,150		Southern Copper Corp (NY)	1,883,084
12,823		Steel Dynamics, Inc	603,835
57,221		Vulcan Materials Co	6,408,752
15,546		Westlake Chemical Corp	1,666,842
22,866		WR Grace and Co	1,688,883
		TOTAL MATERIALS	108,408,203

MEDIA - 1.6%
22,235	*	AMC Networks, Inc	1,340,548
2,023		Cable One, Inc	1,464,369
152,629		CBS Corp (Class B)	8,038,969
58,476	*	Charter Communications, Inc	17,810,620
18,139		Interpublic Group of Cos, Inc	409,034
1,663		Lions Gate Entertainment Corp (Class A)	39,663
3,246		Lions Gate Entertainment Corp (Class B)	74,236
63,849	*	Live Nation, Inc	3,146,479
673	*	Madison Square Garden Co	210,097
69,004		Omnicom Group, Inc	4,749,545
604,695	e	Sirius XM Holdings, Inc	4,244,959
494,930		Walt Disney Co	56,204,251
		TOTAL MEDIA	97,732,770

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
736,264		AbbVie, Inc	67,905,629
21,889	*	Agios Pharmaceuticals, Inc	1,891,429
82,295	*	Alexion Pharmaceuticals, Inc	10,941,943
71,200	*	Alkermes plc	3,122,120
36,582	*	Alnylam Pharmaceuticals, Inc	3,475,290
288,794		Amgen, Inc	56,762,461
205

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

92,623	*	Biogen Idec, Inc	$30,970,352
81,731	*	BioMarin Pharmaceutical, Inc	8,218,869
16,153		Bio-Techne Corp	2,594,818
15,951	*	Bluebird Bio, Inc	2,470,810
403,383		Bristol-Myers Squibb Co	23,698,751
16,110		Bruker BioSciences Corp	521,964
14,330	*	Catalent, Inc	597,561
335,221	*	Celgene Corp	30,200,060
15,688	*	Charles River Laboratories International, Inc	1,950,018
275,148		Eli Lilly & Co	27,187,374
55,401	*	Exact Sciences Corp	3,238,189
128,590	*	Exelixis, Inc	2,661,813
447,053		Gilead Sciences, Inc	34,794,135
67,984	*	Illumina, Inc	22,051,290
81,235	*	Incyte Corp	5,405,377
53,679	*	Ionis Pharmaceuticals, Inc	2,344,699
25,005	*	Jazz Pharmaceuticals plc	4,327,866
224,066		Johnson & Johnson	29,693,226
11,522	*	Mettler-Toledo International, Inc	6,826,900
72,303	*	Nektar Therapeutics	3,803,138
41,241	*	Neurocrine Biosciences, Inc	4,144,308
23,371	*	PRA Health Sciences, Inc	2,457,227
36,918	*	Regeneron Pharmaceuticals, Inc	13,586,193
21,022	*	Sage Therapeutics, Inc	3,033,895
28,643	*	Sarepta Therapeutics, Inc	3,329,462
83,647		Schering-Plough Corp	5,509,828
49,586	*	Seattle Genetics, Inc	3,490,854
16,653	*,e	TESARO, Inc	580,024
10,967		Thermo Fisher Scientific, Inc	2,572,091
118,201	*	Vertex Pharmaceuticals, Inc	20,691,085
33,762	*	Waters Corp	6,660,230
224,492		Zoetis, Inc	19,414,068
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	473,125,347

REAL ESTATE - 2.1%
3,724		Alexandria Real Estate Equities, Inc	474,587
203,293		American Tower Corp	30,136,155
70,773	*	CBRE Group, Inc	3,524,495
12,173		Colony Capital, Inc	74,986
14,655		Coresite Realty	1,642,825
144,699		Crown Castle International Corp	16,036,990
36,712		Equinix, Inc	16,126,847
37,266		Equity Lifestyle Properties, Inc	3,390,833
48,975		Extra Space Storage, Inc	4,602,181
32,100		Gaming and Leisure Properties, Inc	1,165,872
7,275	*	Howard Hughes Corp	986,126
6,079		Hudson Pacific Properties	208,267
34,977		Lamar Advertising Co	2,575,357
1,188		Life Storage, Inc	114,000
7,527		Omega Healthcare Investors, Inc	223,477
68,758		Public Storage, Inc	14,977,555
52,749	*	SBA Communications Corp	8,347,529
131,089		Simon Property Group, Inc	23,099,193
206

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

27,421		Taubman Centers, Inc	$1,701,473
		TOTAL REAL ESTATE	129,408,748

RETAILING - 11.6%
9,984		Advance Auto Parts, Inc	1,410,040
188,497	*	Amazon.com, Inc	335,042,108
10,853	*	AutoZone, Inc	7,657,117
28,564		Best Buy Co, Inc	2,143,157
22,302	*	Booking Holdings, Inc	45,244,513
30,873	*	Burlington Stores, Inc	4,717,703
49,752	*	CarMax, Inc	3,715,479
124,573		Dollar General Corp	12,226,840
18,480	*	Dollar Tree, Inc	1,686,854
55,809		Expedia, Inc	7,469,477
17,696	*	Floor & Decor Holdings, Inc	844,984
5,198		Gap, Inc	156,824
534,395		Home Depot, Inc	105,553,700
20,197		L Brands, Inc	639,639
18,947	*	LKQ Corp	635,103
382,956		Lowe’s Companies, Inc	38,042,849
7,904	*	Michaels Cos, Inc	161,321
193,181	*	NetFlix, Inc	65,188,929
51,873		Nordstrom, Inc	2,718,664
37,216	*	O’Reilly Automotive, Inc	11,388,096
17,175		Pool Corp	2,632,069
171,612		Ross Stores, Inc	15,004,037
10,025		Tiffany & Co	1,379,039
290,682		TJX Companies, Inc	28,271,731
54,480		Tractor Supply Co	4,251,619
48,198	*	TripAdvisor, Inc	2,795,002
26,514	*	Ulta Beauty, Inc	6,479,757
34,174	*	Urban Outfitters, Inc	1,517,326
25,939	*,e	Wayfair, Inc	2,822,682
7,057	e	Williams-Sonoma, Inc	412,764
		TOTAL RETAILING	712,209,423

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
420,703	*	Advanced Micro Devices, Inc	7,711,486
27,032		Analog Devices, Inc	2,598,857
486,697		Applied Materials, Inc	23,668,075
119,730		Broadcom, Inc	26,552,522
114,432		Cypress Semiconductor Corp	2,038,034
72,239		Kla-Tencor Corp	8,482,303
75,961		Lam Research Corp	14,481,205
68,458		Marvell Technology Group Ltd	1,458,840
128,882		Maxim Integrated Products, Inc	7,879,846
106,536		Microchip Technology, Inc	9,953,658
420,043	*	Micron Technology, Inc	22,174,070
25,036		MKS Instruments, Inc	2,360,895
18,827		Monolithic Power Systems, Inc	2,497,966
269,848		NVIDIA Corp	66,074,981
12,749	*	NXP Semiconductors NV	1,215,490
196,050	*	ON Semiconductor Corp	4,322,903
207

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

59,585		Skyworks Solutions, Inc	$5,635,549
14,159		Teradyne, Inc	612,377
454,163		Texas Instruments, Inc	50,557,425
18,024	e	Universal Display Corp	1,735,711
50,306		Versum Materials, Inc	1,939,296
117,968		Xilinx, Inc	8,501,954
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	272,453,443

SOFTWARE & SERVICES - 28.4%
24,974	*	2U, Inc	1,889,533
298,096		Accenture plc	47,495,636
349,026		Activision Blizzard, Inc	25,625,489
227,914	*	Adobe Systems, Inc	55,765,998
71,972	*	Akamai Technologies, Inc	5,416,613
22,329		Alliance Data Systems Corp	5,021,345
138,514	*	Alphabet, Inc (Class A)	169,987,151
141,177	*	Alphabet, Inc (Class C)	171,849,115
38,576	*	Ansys, Inc	6,514,715
31,286	*	Aspen Technology, Inc	2,996,886
42,536	*	Atlassian Corp plc	3,080,032
85,340	*	Autodesk, Inc	10,961,070
204,186		Automatic Data Processing, Inc	27,563,068
65,730	*	Black Knight, Inc	3,394,954
62,253		Booz Allen Hamilton Holding Co	2,942,699
54,340		Broadridge Financial Solutions, Inc	6,139,333
129,298	*	Cadence Design Systems, Inc	5,700,749
60,954		CDK Global, Inc	3,806,577
10,928	*	Ceridian HCM Holding, Inc	358,001
62,648	*	Citrix Systems, Inc	6,889,401
243,977		Cognizant Technology Solutions Corp (Class A)	19,884,125
6,660	*	Dell Technologies, Inc-VMware Inc	616,183
11,587	*,e	DocuSign, Inc	624,539
94,046	*	eBay, Inc	3,145,839
139,524	*	Electronic Arts, Inc	17,963,715
23,479	*	EPAM Systems, Inc	3,057,201
11,461	*	Euronet Worldwide, Inc	1,053,724
1,102,559	*	Facebook, Inc	190,279,632
13,593	*	Fair Isaac Corp	2,738,446
12,983		Fidelity National Information Services, Inc	1,338,937
57,890	*	FireEye, Inc	899,032
21,589	*	First American Corp	1,051,384
222,118	*	First Data Corp	5,166,465
189,717	*	Fiserv, Inc	14,319,839
41,220	*	FleetCor Technologies, Inc	8,944,740
63,221	*	Fortinet, Inc	3,977,233
41,000	*	Gartner, Inc	5,552,630
24,099		Genpact Ltd	732,128
73,569		Global Payments, Inc	8,281,662
69,309	*	GoDaddy, Inc	5,102,529
41,779	*	GrubHub, Inc	5,092,442
37,015	*	Guidewire Software, Inc	3,190,693
34,490	*	IAC/InterActiveCorp	5,078,652
306,255		International Business Machines Corp	44,385,537
208

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

113,015		Intuit, Inc	$23,082,184
35,632		Jack Henry & Associates, Inc	4,799,630
15,726		LogMeIn, Inc	1,274,592
30,298	*	Manhattan Associates, Inc	1,457,940
425,950		MasterCard, Inc (Class A)	84,338,100
23,905	*,e	Match Group, Inc	863,449
3,327,885		Microsoft Corp	353,022,041
49,264	*	Nutanix, Inc	2,408,517
39,669	*	Okta, Inc	1,969,566
129,214		Oracle Corp	6,160,924
148,681		Paychex, Inc	10,261,963
22,970	*	Paycom Software, Inc	2,440,562
550,763	*	PayPal Holdings, Inc	45,239,673
17,413		Pegasystems, Inc	968,163
23,276	*	Proofpoint, Inc	2,654,628
52,939	*	PTC, Inc	4,865,623
32,493	*	RealPage, Inc	1,790,364
82,012	*	Red Hat, Inc	11,582,555
30,767	*	RingCentral, Inc	2,269,066
89,262		Sabre Corp	2,197,630
327,101	*	salesforce.com, Inc	44,861,902
81,128	*	ServiceNow, Inc	14,275,283
67,078	*	Splunk, Inc	6,446,196
132,477	*	Square, Inc	8,564,638
88,882		SS&C Technologies Holdings, Inc	4,716,968
11,286	e	Switch, Inc	146,944
5,053	*	Synopsys, Inc	451,890
31,355	*	Tableau Software, Inc	3,231,760
31,006	*	Take-Two Interactive Software, Inc	3,504,298
39,659	*	Teradata Corp	1,518,543
83,347		Total System Services, Inc	7,629,584
33,136	*	Twilio, Inc	1,918,243
327,782	*	Twitter, Inc	10,446,412
17,428	*	Tyler Technologies, Inc	3,921,126
13,801	*	Ultimate Software Group, Inc	3,821,359
48,749	*	VeriSign, Inc	7,079,817
828,902		Visa, Inc (Class A)	113,344,059
31,830	*	VMware, Inc (Class A)	4,602,300
58,882		Western Union Co	1,187,061
19,091	*	WEX, Inc	3,623,854
67,243	*	Workday, Inc	8,339,477
12,038	*	Worldpay, Inc	989,403
47,549	*	Zendesk, Inc	2,589,994
16,885	*	Zillow Group, Inc	951,807
38,241	*	Zillow Group, Inc (Class C)	2,130,024
		TOTAL SOFTWARE & SERVICES	1,739,815,784

TECHNOLOGY HARDWARE & EQUIPMENT - 8.2%
136,686		Amphenol Corp (Class A)	12,781,508
2,280,823		Apple, Inc	434,017,808
26,337	*	Arista Networks, Inc	6,735,161
68,598		CDW Corp	5,768,406
76,543		Cognex Corp	4,039,940
209

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY			VALUE

8,212	*	Coherent, Inc			$1,297,989
28,298	*	F5 Networks, Inc			4,849,711
5,601		Flir Systems, Inc			328,219
16,685	*	IPG Photonics Corp			2,737,007
9,267		Littelfuse, Inc			2,009,271
8,483		Motorola, Inc			1,028,988
39,109		National Instruments Corp			1,713,365
44,885	*	NCR Corp			1,253,189
124,322		NetApp, Inc			9,637,442
41,035	*	Palo Alto Networks, Inc			8,135,599
76,109	*	Pure Storage, Inc			1,648,521
8,904	*,e	Ubiquiti Networks, Inc			735,292
24,423	*	Zebra Technologies Corp (Class A)			3,368,664
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			502,086,080

TELECOMMUNICATION SERVICES - 0.1%
92,926	*	T-Mobile US, Inc			5,575,560
92,035	*	Zayo Group Holdings, Inc			3,413,578
		TOTAL TELECOMMUNICATION SERVICES			8,989,138

TRANSPORTATION - 2.8%
64,021		CH Robinson Worldwide, Inc			5,904,657
181,038		CSX Corp			12,795,766
75,056		Delta Air Lines, Inc			4,084,548
80,620		Expeditors International of Washington, Inc			6,140,825
114,707		FedEx Corp			28,203,010
5,812	*	Genesee & Wyoming, Inc (Class A)			499,832
40,324		JB Hunt Transport Services, Inc			4,834,848
18,240		Landstar System, Inc			2,027,376
30,493		Old Dominion Freight Line			4,476,372
3,603		Schneider National, Inc			94,182
175,302		Southwest Airlines Co			10,195,564
328,315		Union Pacific Corp			49,211,135
320,157		United Parcel Service, Inc (Class B)			38,383,623
55,098	*	XPO Logistics, Inc			5,494,373
		TOTAL TRANSPORTATION			172,346,111

		TOTAL COMMON STOCKS			6,125,427,020
		(Cost $3,787,982,597)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.7%
GOVERNMENT AGENCY DEBT - 0.1%
$6,900,000		Federal Home Loan Bank (FHLB)	1.770%	08/01/18	6,900,000
		TOTAL GOVERNMENT AGENCY DEBT			6,900,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
38,835,659	c	State Street Navigator Securities Lending Government Money Market Portfolio			38,835,659
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			38,835,659

		TOTAL SHORT-TERM INVESTMENTS			45,735,659
		(Cost $45,735,659)
210

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

VALUE

TOTAL INVESTMENTS - 100.7%	$6,171,162,679
(Cost $3,833,718,256)
OTHER ASSETS & LIABILITIES, NET - (0.7)%	(43,712,533)
NET ASSETS - 100.0%	$6,127,450,146

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $38,680,580.
211

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.0%
46,962	e	Adient plc	$2,236,800
97,645		BorgWarner, Inc	4,493,623
16,655		Delphi Automotive plc	1,633,356
1,878,955		Ford Motor Co	18,864,708
629,662		General Motors Co	23,870,486
41,963		Gentex Corp	973,542
114,577		Goodyear Tire & Rubber Co	2,773,909
79,398		Harley-Davidson, Inc	3,405,380
28,254		Lear Corp	5,089,393
4,162		Thor Industries, Inc	394,766
5,177	*	Visteon Corp	606,123
		TOTAL AUTOMOBILES & COMPONENTS	64,342,086
BANKS - 12.1%
82,263		Associated Banc-Corp	2,221,101
4,539,034		Bank of America Corp	140,165,370
19,862		Bank of Hawaii Corp	1,598,692
57,822		Bank OZK	2,364,920
49,554		BankUnited	1,925,668
371,636		BB&T Corp	18,882,825
13,031		BOK Financial Corp	1,268,307
60,585		CIT Group, Inc	3,206,764
1,224,917		Citigroup, Inc	88,059,283
231,211		Citizens Financial Group, Inc	9,197,574
76,977		Comerica, Inc	7,462,150
47,176		Commerce Bancshares, Inc	3,151,357
28,105		Cullen/Frost Bankers, Inc	3,105,321
63,644		East West Bancorp, Inc	4,120,313
326,849		Fifth Third Bancorp	9,671,462
3,766		First Citizens Bancshares, Inc (Class A)	1,532,084
28,963		First Hawaiian, Inc	818,494
155,445		First Horizon National Corp	2,780,911
76,526		First Republic Bank	7,565,360
153,851		FNB Corp	1,973,908
522,349		Huntington Bancshares, Inc	8,065,069
1,627,077		JPMorgan Chase & Co	187,032,501
503,883		Keycorp	10,516,038
69,129		M&T Bank Corp	11,983,512
227,003		New York Community Bancorp, Inc	2,444,822
59,716		PacWest Bancorp	2,998,938
168,630		People’s United Financial, Inc	3,074,125
20,289		Pinnacle Financial Partners, Inc	1,268,063
225,326		PNC Financial Services Group, Inc	32,633,965
49,447		Popular, Inc	2,454,055
212

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

33,227		Prosperity Bancshares, Inc	$2,330,874
535,434		Regions Financial Corp	9,964,427
9,619	*	Signature Bank	1,055,301
106,213		Sterling Bancorp/DE	2,357,929
224,390		SunTrust Banks, Inc	16,171,787
6,421	*	SVB Financial Group	1,976,898
51,495		Synovus Financial Corp	2,544,883
78,542		TCF Financial Corp	1,972,190
8,628	*	Texas Capital Bancshares, Inc	783,422
28,690		TFS Financial Corp	436,662
104,464		Umpqua Holdings Corp	2,225,083
737,734		US Bancorp	39,107,279
43,546		Webster Financial Corp	2,810,023
2,109,579		Wells Fargo & Co	120,857,781
18,588	*	Western Alliance Bancorp	1,054,311
26,591		Wintrust Financial Corp	2,332,828
92,728		Zions Bancorporation	4,794,038
		TOTAL BANKS	786,318,668

CAPITAL GOODS - 6.0%
46,386		3M Co	9,848,676
19,390		Acuity Brands, Inc	2,695,792
79,872	*	Aecom Technology Corp	2,680,504
32,513		AGCO Corp	2,048,969
44,459		Air Lease Corp	1,954,418
7,782		Allegion plc	634,544
87,968		Ametek, Inc	6,843,910
216,159		Arconic, Inc	4,688,489
28,393		Carlisle Cos, Inc	3,487,796
22,445		Caterpillar, Inc	3,227,591
47,045	*	Colfax Corp	1,519,554
24,045		Crane Co	2,177,756
46,539		Cummins, Inc	6,646,235
19,318		Curtiss-Wright Corp	2,569,874
4,556		Donaldson Co, Inc	217,321
71,397		Dover Corp	5,924,523
208,507		Eaton Corp	17,341,527
86,843		Emerson Electric Co	6,277,012
41,547		Equifax, Inc	5,214,149
62,361		Flowserve Corp	2,764,463
66,854		Fluor Corp	3,426,268
13,303		Fortive Corp	1,091,910
40,547		Fortune Brands Home & Security, Inc	2,351,726
33,995	*	Gardner Denver Holdings, Inc	972,597
21,166	*	Gates Industrial Corp plc	329,555
68,024		General Dynamics Corp	13,588,474
4,140,134		General Electric Co	56,430,026
18,212		GrafTech International Ltd	386,094
61,972	*	HD Supply Holdings, Inc	2,725,529
33,603		Hexcel Corp	2,318,943
136,149		Honeywell International, Inc	21,736,188
8,409		Hubbell, Inc	1,036,409
2,997		Huntington Ingalls	698,451
213

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

2,553		IDEX Corp	$392,090
54,201		Ingersoll-Rand plc	5,339,341
43,225		ITT, Inc	2,449,561
63,254		Jacobs Engineering Group, Inc	4,277,868
440,895		Johnson Controls International plc	16,537,971
37,321		L3 Technologies, Inc	8,003,115
1,449		Lennox International, Inc	314,549
10,302		Lockheed Martin Corp	3,359,482
46,775		Masco Corp	1,886,436
10,781	*	Middleby Corp	1,104,837
13,197		MSC Industrial Direct Co (Class A)	1,116,862
1,821		Nordson Corp	244,214
76,678	*	nVent Electric plc	2,100,977
37,456		Oshkosh Truck Corp	2,818,564
52,229		Owens Corning, Inc	3,249,688
163,723		PACCAR, Inc	10,759,876
51,861		Parker-Hannifin Corp	8,767,102
76,698		Pentair plc	3,424,566
53,955	*	Quanta Services, Inc	1,838,247
20,839		Regal-Beloit Corp	1,791,112
67,695		Rockwell Collins, Inc	9,408,928
39,328		Roper Industries, Inc	11,873,123
36,706	*	Sensata Technologies Holding plc	1,995,705
26,748		Snap-On, Inc	4,536,193
73,688		Stanley Works	11,014,145
17,612	*	Teledyne Technologies, Inc	3,864,425
32,404		Terex Corp	1,429,664
101,794		Textron, Inc	6,949,476
32,939		Timken Co	1,622,246
70,091		Trinity Industries, Inc	2,670,467
359,459		United Technologies Corp	48,792,965
46,682	*	Univar, Inc	1,283,288
38,840	*	USG Corp	1,678,665
10,630		Valmont Industries, Inc	1,484,480
26,209		Wabtec Corp	2,891,377
2,993		Watsco, Inc	516,322
23,292	*	WESCO International, Inc	1,420,812
37,681		Xylem, Inc	2,884,857
		TOTAL CAPITAL GOODS	391,948,869

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
50,297	e	ADT, Inc	453,176
24,532	*	Clean Harbors, Inc	1,396,607
9,985		Dun & Bradstreet Corp	1,257,011
185,663	*	IHS Markit Ltd	9,845,709
4,104		KAR Auction Services, Inc	243,983
31,284		Manpower, Inc	2,917,546
169,996		Nielsen NV	4,005,106
98,010		Republic Services, Inc	7,103,765
39,488	*	Stericycle, Inc	2,758,631
31,271		Waste Management, Inc	2,814,390
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	32,795,924
214

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 0.9%
37,317		Brunswick Corp	$2,399,483
12,775		Columbia Sportswear Co	1,111,169
67,878		DR Horton, Inc	2,966,269
54,281	*	Garmin Ltd	3,389,848
11,767		Hasbro, Inc	1,172,111
62,443		Leggett & Platt, Inc	2,720,642
7,818		Lennar Corp (B Shares)	337,738
62,637		Lennar Corp (Class A)	3,274,036
133,379	e	Mattel, Inc	2,116,725
31,487	*	Michael Kors Holdings Ltd	2,101,127
30,112	*	Mohawk Industries, Inc	5,671,896
215,107		Newell Rubbermaid, Inc	5,633,652
84,312		Pulte Homes, Inc	2,402,049
36,506		PVH Corp	5,604,401
26,188		Ralph Lauren Corp	3,534,856
35,830	*	Skechers U.S.A., Inc (Class A)	993,208
110,327		Tapestry, Inc	5,198,608
37,883		Toll Brothers, Inc	1,335,755
24,945	*,e	Under Armour, Inc	467,469
24,609	*,e	Under Armour, Inc (Class A)	491,442
35,491		VF Corp	3,267,656
32,816		Whirlpool Corp	4,302,178
		TOTAL CONSUMER DURABLES & APPAREL	60,492,318

CONSUMER SERVICES - 1.8%
116,482		ARAMARK Holdings Corp	4,683,741
4,225	*	Bright Horizons Family Solutions	452,033
283,095	*	Caesars Entertainment Corp	3,198,974
193,450		Carnival Corp	11,459,978
29,305		Darden Restaurants, Inc	3,133,877
36,063		Extended Stay America, Inc	767,781
1,998		Graham Holdings Co	1,116,882
85,917		H&R Block, Inc	2,161,672
21,649		Hyatt Hotels Corp	1,693,601
51,614		International Game Technology plc	1,304,802
66,284		Las Vegas Sands Corp	4,765,820
304,135		McDonald’s Corp	47,913,428
225,622		MGM Resorts International	7,077,762
97,807	*	Norwegian Cruise Line Holdings Ltd	4,893,284
80,454		Royal Caribbean Cruises Ltd	9,071,993
44,658		Service Corp International	1,757,292
161,691		Yum China Holdings, Inc	5,833,811
109,270		Yum! Brands, Inc	8,664,018
		TOTAL CONSUMER SERVICES	119,950,749

DIVERSIFIED FINANCIALS - 5.1%
25,809		Affiliated Managers Group, Inc	4,129,698
209,333		AGNC Investment Corp	4,075,713
205,420		Ally Financial, Inc	5,497,039
109,513		American Express Co	10,898,734
57,752		Ameriprise Financial, Inc	8,412,734
552,019		Annaly Capital Management, Inc	5,917,644
215

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

65,616	*	AXA Equitable Holdings, Inc	$1,442,896
449,585		Bank of New York Mellon Corp	24,039,310
124,805		BGC Partners, Inc (Class A)	1,340,406
59,153		BlackRock, Inc	29,739,762
215,335		Capital One Financial Corp	20,310,397
3,891		CBOE Holdings, Inc	377,933
89,998		Chimera Investment Corp	1,718,962
148,670		CME Group, Inc	23,656,370
593	*,e	Credit Acceptance Corp	227,475
90,041		Discover Financial Services	6,429,828
97,534	*	E*TRADE Financial Corp	5,833,509
150,967		Franklin Resources, Inc	5,181,187
169,874		Goldman Sachs Group, Inc	40,333,184
3,014		Interactive Brokers Group, Inc (Class A)	180,418
134,160		IntercontinentalExchange Group, Inc	9,915,766
193,372		Invesco Ltd	5,219,110
211,785		iShares Russell 1000 Value Index Fund	26,540,896
147,903		Jefferies Financial Group, Inc	3,586,648
6,589		Lazard Ltd (Class A)	357,783
40,133		Legg Mason, Inc	1,369,739
198,872		MFA Mortgage Investments, Inc	1,600,920
599,496		Morgan Stanley	30,310,518
55,903		NASDAQ OMX Group, Inc	5,109,534
131,333		Navient Corp	1,734,909
160,450		New Residential Investment Corp	2,870,450
71,119		Northern Trust Corp	7,767,617
33,765	*	OneMain Holdings, Inc	1,122,686
44,113		Raymond James Financial, Inc	4,040,310
47,967		Santander Consumer USA Holdings, Inc	922,885
216,691	*	SLM Corp	2,446,441
161,964		State Street Corp	14,303,041
235,077		Synchrony Financial	6,803,128
7,882		T Rowe Price Group, Inc	938,589
114,191		Two Harbors Investment Corp	1,769,960
74,705		Voya Financial, Inc	3,774,097
		TOTAL DIVERSIFIED FINANCIALS	332,248,226

ENERGY - 10.8%
163,137		Anadarko Petroleum Corp	11,933,472
67,181		Andeavor	10,081,181
62,717	*	Antero Resources Corp	1,288,207
170,736		Apache Corp	7,853,856
35,698	*	Apergy Corp	1,463,618
198,589		Baker Hughes a GE Co	6,867,208
56,103		Cabot Oil & Gas Corp	1,318,420
87,218	*	Centennial Resource Development, Inc	1,566,435
30,399	*	Cheniere Energy, Inc	1,930,336
428,528	*,e	Chesapeake Energy Corp	2,022,652
914,858		Chevron Corp	115,519,120
39,222		Cimarex Energy Co	3,867,289
108,474	*	CNX Resources Corp	1,765,957
81,612	*	Concho Resources, Inc	11,903,110
562,199		ConocoPhillips	40,573,902
216

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

23,919	*	Continental Resources, Inc	$1,527,707
253,295	*	Devon Energy Corp	11,400,808
34,639		Diamondback Energy, Inc	4,570,616
41,653	*	Energen Corp	3,089,820
244,736		EOG Resources, Inc	31,556,260
126,296		EQT Corp	6,274,385
62,553	*,e	Extraction Oil & Gas, Inc	945,801
2,034,939		Exxon Mobil Corp	165,867,878
52,829		Helmerich & Payne, Inc	3,241,059
126,374		Hess Corp	8,293,926
77,198		HollyFrontier Corp	5,757,427
905,313		Kinder Morgan, Inc	16,096,465
91,315	*	Kosmos Energy LLC	692,168
405,861		Marathon Oil Corp	8,571,784
218,385		Marathon Petroleum Corp	17,652,060
78,186		Murphy Oil Corp	2,600,466
147,876		Nabors Industries Ltd	884,298
182,175		National Oilwell Varco, Inc	8,857,348
60,371	*	Newfield Exploration Co	1,733,855
228,845		Noble Energy, Inc	8,259,016
367,948		Occidental Petroleum Corp	30,881,875
114,549		Oneok, Inc	8,068,832
35,740	*	Parsley Energy, Inc	1,123,308
104,987		Patterson-UTI Energy, Inc	1,805,776
53,149		PBF Energy, Inc	2,482,058
202,289		Phillips 66	24,950,325
36,272		Pioneer Natural Resources Co	6,865,201
125,601	*	Questar Market Resources, Inc	1,304,994
100,495		Range Resources Corp	1,550,638
17,141		RPC, Inc	253,687
665,444		Schlumberger Ltd	44,930,779
57,617		SM Energy Co	1,585,044
103,084		Targa Resources Investments, Inc	5,264,500
210,538	*,e	Transocean Ltd (NYSE)	2,709,624
207,131		Valero Energy Corp	24,513,954
457,845	*,e	Weatherford International Ltd	1,552,095
42,738	*	Whiting Petroleum Corp	2,121,942
395,253		Williams Cos, Inc	11,758,777
197,727	*	WPX Energy, Inc	3,711,336
		TOTAL ENERGY	705,262,655

FOOD & STAPLES RETAILING - 1.6%
18,751		Casey’s General Stores, Inc	2,050,984
405,688		Kroger Co	11,764,952
96,607	*	US Foods Holding Corp	3,266,283
406,959		Walgreens Boots Alliance, Inc	27,518,567
685,133		Walmart, Inc	61,134,418
		TOTAL FOOD & STAPLES RETAILING	105,735,204

FOOD, BEVERAGE & TOBACCO - 3.6%
270,414		Archer Daniels Midland Co	13,050,180
67,112		Bunge Ltd	4,639,453
26,191	e	Campbell Soup Co	1,071,212
217

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

413,347		Coca-Cola Co	$19,274,371
179,798		ConAgra Foods, Inc	6,600,385
84,441		Flowers Foods, Inc	1,722,596
268,401		General Mills, Inc	12,362,550
49,188	*	Hain Celestial Group, Inc	1,398,907
6,184		Hershey Co	607,331
129,516	e	Hormel Foods Corp	4,658,690
34,296		Ingredion, Inc	3,474,185
52,469		J.M. Smucker Co	5,830,355
59,206		Kellogg Co	4,205,402
290,552		Kraft Heinz Co	17,505,758
69,824		Lamb Weston Holdings, Inc	4,906,532
54,597		McCormick & Co, Inc	6,417,331
82,737		Molson Coors Brewing Co (Class B)	5,543,379
695,852		Mondelez International, Inc	30,186,060
78,138		PepsiCo, Inc	8,985,870
745,884		Philip Morris International, Inc	64,369,789
25,218	*	Pilgrim’s Pride Corp	449,385
56,457		Pinnacle Foods, Inc	3,749,874
13,166	*	Post Holdings, Inc	1,139,649
137		Seaboard Corp	498,406
25,951	*	TreeHouse Foods, Inc	1,232,413
138,696		Tyson Foods, Inc (Class A)	7,995,824
		TOTAL FOOD, BEVERAGE & TOBACCO	231,875,887

HEALTH CARE EQUIPMENT & SERVICES - 6.3%
821,269		Abbott Laboratories	53,825,970
41,737	*	Acadia Healthcare Co, Inc	1,647,777
98,409		Aetna Inc	18,539,272
121,916		Anthem, Inc	30,844,748
214,491		Baxter International, Inc	15,539,873
115,709		Becton Dickinson & Co	28,970,062
151,898	*	Boston Scientific Corp	5,105,292
148,205		Cardinal Health, Inc	7,402,840
11,225	*	Centene Corp	1,462,954
83,588	*	Cerner Corp	5,189,143
68,912		Cigna Corp	12,364,191
19,397		Cooper Cos, Inc	5,052,918
487,981		CVS Health Corp	31,650,448
296,903		Danaher Corp	30,456,310
31,011	*	DaVita, Inc	2,179,453
106,638		Dentsply Sirona, Inc	5,130,354
45,951	*	Envision Healthcare Corp	2,033,791
248,382	*	Express Scripts Holding Co	19,736,434
37,934		HCA Holdings, Inc	4,712,541
62,353	*	Henry Schein, Inc	4,951,452
11,061		Hill-Rom Holdings, Inc	1,041,946
129,369	*	Hologic, Inc	5,551,224
3,348		Humana, Inc	1,051,875
7,801	*	Integra LifeSciences Holdings Corp	486,236
45,777	*	Laboratory Corp of America Holdings	8,026,539
86,122		McKesson Corp	10,816,923
44,744	*	MEDNAX, Inc	1,914,596
218

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

649,552		Medtronic plc	$58,609,077
4,541	*	Molina Healthcare, Inc	472,673
18,600	*	Premier, Inc	695,640
64,702		Quest Diagnostics, Inc	6,969,699
39,905		STERIS Plc	4,567,925
17,572		Teleflex, Inc	4,792,060
40,356		Universal Health Services, Inc (Class B)	4,927,468
1,875	*	WellCare Health Plans, Inc	501,412
26,800		West Pharmaceutical Services, Inc	2,938,620
97,119		Zimmer Biomet Holdings, Inc	12,190,377
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	412,350,113

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
17,714		Church & Dwight Co, Inc	990,212
8,046		Clorox Co	1,087,578
333,981		Colgate-Palmolive Co	22,380,067
234,676		Coty, Inc	3,147,005
11,945		Energizer Holdings, Inc	760,657
44,870	*	Herbalife Ltd	2,316,638
21,609		Kimberly-Clark Corp	2,460,401
19,928		Nu Skin Enterprises, Inc (Class A)	1,451,755
1,208,600		Procter & Gamble Co	97,751,568
10,475	*,e	Spectrum Brands Holdings, Inc	915,201
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	133,261,082

INSURANCE - 6.8%
368,963		Aflac, Inc	17,171,538
6,207		Alleghany Corp	3,905,879
169,533		Allstate Corp	16,125,979
34,230		American Financial Group, Inc	3,857,379
370,672		American International Group, Inc	20,464,801
3,746		American National Insurance Co	483,197
155,256	*	Arch Capital Group Ltd	4,744,623
86,012		Arthur J. Gallagher & Co	6,136,956
28,152		Aspen Insurance Holdings Ltd	1,138,748
25,006		Assurant, Inc	2,758,162
57,636		Assured Guaranty Ltd	2,243,193
75,703	*	Athene Holding Ltd	3,472,497
34,898		Axis Capital Holdings Ltd	1,973,831
813,038	*	Berkshire Hathaway, Inc (Class B)	160,875,829
57,374	*	Brighthouse Financial, Inc	2,491,753
103,211		Brown & Brown, Inc	3,019,954
222,666		Chubb Ltd	31,110,893
73,225		Cincinnati Financial Corp	5,538,007
14,382		CNA Financial Corp	672,790
3,578		Erie Indemnity Co (Class A)	444,531
11,670		Everest Re Group Ltd	2,548,144
52,798		First American Financial Corp	2,956,688
125,891		FNF Group	5,098,586
20,519		Hanover Insurance Group, Inc	2,573,493
170,502		Hartford Financial Services Group, Inc	8,985,455
104,122		Lincoln National Corp	7,090,708
134,078		Loews Corp	6,808,481
219

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

5,910	*	Markel Corp	$6,914,700
129,015		Marsh & McLennan Cos, Inc	10,754,690
14,892		Mercury General Corp	765,896
416,238		Metlife, Inc	19,038,726
134,981		Old Republic International Corp	2,876,445
136,005		Principal Financial Group	7,899,170
200,357		Prudential Financial, Inc	20,218,025
30,740		Reinsurance Group of America, Inc (Class A)	4,349,710
17,301		RenaissanceRe Holdings Ltd	2,281,137
50,249		Torchmark Corp	4,425,429
103,690		Travelers Cos, Inc	13,494,217
99,893		UnumProvident Corp	3,968,749
45,284		W.R. Berkley Corp	3,432,980
1,462		White Mountains Insurance Group Ltd	1,334,850
63,451		Willis Towers Watson plc	10,115,358
77,430		XL Group Ltd	4,353,889
		TOTAL INSURANCE	440,916,066

MATERIALS - 4.1%
105,804		Air Products & Chemicals, Inc	17,369,843
52,528		Albemarle Corp	4,948,138
89,069	*	Alcoa Corp	3,854,016
29,631		Aptargroup, Inc	3,035,103
2,610		Ardagh Group S.A.	41,421
29,702		Ashland Global Holdings, Inc	2,438,831
61,723	*	Axalta Coating Systems Ltd	1,867,121
169,263		Ball Corp	6,596,179
43,302		Bemis Co, Inc	1,987,995
31,317	*	Berry Plastics Group, Inc	1,529,835
28,903		Cabot Corp	1,910,488
23,680		Celanese Corp (Series A)	2,796,845
111,170		CF Industries Holdings, Inc	4,938,171
29,752		Domtar Corp	1,434,641
1,114,757		DowDuPont, Inc	76,661,839
2,721		Eagle Materials, Inc	270,331
67,953		Eastman Chemical Co	7,041,290
66,630		Ecolab, Inc	9,374,841
37,900		FMC Corp	3,406,452
701,306		Freeport-McMoRan Copper & Gold, Inc (Class B)	11,571,549
122,353		Graphic Packaging Holding Co	1,777,789
103,975		Huntsman Corp	3,486,282
21,719		International Flavors & Fragrances, Inc	2,883,414
175,165		International Paper Co	9,411,615
79,962		LyondellBasell Industries AF S.C.A	8,858,990
2,486		Martin Marietta Materials, Inc	495,758
167,387		Mosaic Co	5,040,023
346		NewMarket Corp	141,666
254,242		Newmont Mining Corp	9,325,597
151,721		Nucor Corp	10,154,686
80,924		Olin Corp	2,388,067
77,063	*	Owens-Illinois, Inc	1,439,537
61,961	*	Platform Specialty Products Corp	765,838
111,177		PPG Industries, Inc	12,302,847
220

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

14,528		Praxair, Inc	$2,433,440
33,439		Reliance Steel & Aluminum Co	3,016,198
18,951		Royal Gold, Inc	1,603,444
49,880		RPM International, Inc	3,210,776
9,733		Scotts Miracle-Gro Co (Class A)	773,092
34,453		Sealed Air Corp	1,518,344
24,441		Silgan Holdings, Inc	672,372
46,860		Sonoco Products Co	2,615,725
91,343		Steel Dynamics, Inc	4,301,342
84,028		United States Steel Corp	3,061,140
100,656		Valvoline, Inc	2,273,819
4,954		Vulcan Materials Co	554,848
1,335		Westlake Chemical Corp	143,139
121,166		WestRock Co	7,025,205
8,101		WR Grace and Co	598,340
		TOTAL MATERIALS	265,348,262

MEDIA - 2.9%
25,073	*	Charter Communications, Inc	7,636,734
51,613		Cinemark Holdings, Inc	1,853,939
2,194,112		Comcast Corp (Class A)	78,505,328
75,586	*,e	Discovery, Inc (Class A)	2,009,076
164,521	*	Discovery, Inc (Class C)	4,038,991
105,837	*	DISH Network Corp (Class A)	3,340,216
48,038	*	GCI Liberty, Inc	2,311,108
164,431		Interpublic Group of Cos, Inc	3,707,919
23,016		John Wiley & Sons, Inc (Class A)	1,453,460
13,981	*	Liberty Broadband Corp (Class A)	1,109,253
49,610	*	Liberty Broadband Corp (Class C)	3,942,507
13,075	*	Liberty Media Group (Class A)	438,143
92,540	*	Liberty Media Group (Class C)	3,262,035
40,163	*	Liberty SiriusXM Group (Class A)	1,893,284
81,076	*	Liberty SiriusXM Group (Class C)	3,829,219
21,744	e	Lions Gate Entertainment Corp (Class A)	518,594
42,452		Lions Gate Entertainment Corp (Class B)	970,877
8,066	*	Madison Square Garden Co	2,518,044
191,375		News Corp	2,884,021
66,212		News Corp (Class B)	1,013,044
36,438		Omnicom Group, Inc	2,508,028
41,745		Tribune Co	1,413,068
501,794		Twenty-First Century Fox, Inc	22,580,730
233,114		Twenty-First Century Fox, Inc (Class B)	10,354,924
5,513	e	Viacom, Inc	189,647
168,436		Viacom, Inc (Class B)	4,893,066
203,915		Walt Disney Co	23,156,587
		TOTAL MEDIA	192,331,842

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.9%
153,766		Agilent Technologies, Inc	10,154,707
2,359	*	Agios Pharmaceuticals, Inc	203,841
17,355	*	Alexion Pharmaceuticals, Inc	2,307,521
162,830		Allergan plc	29,975,375
5,483	*	Alnylam Pharmaceuticals, Inc	520,885
221

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

19,663		Amgen, Inc	$3,864,763
5,231	*	Biogen Idec, Inc	1,749,089
10,354	*	Bio-Rad Laboratories, Inc (Class A)	3,175,054
7,447	*	Bluebird Bio, Inc	1,153,540
368,752		Bristol-Myers Squibb Co	21,664,180
28,524		Bruker BioSciences Corp	924,178
48,572	*	Catalent, Inc	2,025,452
6,376	*	Charles River Laboratories International, Inc	792,537
178,790		Eli Lilly & Co	17,666,240
160,209		Gilead Sciences, Inc	12,469,066
78,002	*	IQVIA Holdings, Inc	9,511,564
2,269	*	Jazz Pharmaceuticals plc	392,718
1,057,311		Johnson & Johnson	140,114,854
244,811	*	Mylan NV	9,133,898
52,428	*	PerkinElmer, Inc	4,151,249
61,604		Perrigo Co plc	4,960,354
2,785,940		Pfizer, Inc	111,242,584
105,663		QIAGEN NV	3,816,548
1,206,586		Schering-Plough Corp	79,477,820
181,122		Thermo Fisher Scientific, Inc	42,478,543
21,302	*	United Therapeutics Corp	2,618,229
2,670	*	Waters Corp	526,711
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	517,071,500

REAL ESTATE - 4.8%
44,706		Alexandria Real Estate Equities, Inc	5,697,333
64,916		American Campus Communities, Inc	2,677,785
123,382		American Homes 4 Rent	2,731,677
74,412		Apartment Investment & Management Co (Class A)	3,173,672
106,601		Apple Hospitality REIT, Inc	1,917,752
65,843		AvalonBay Communities, Inc	11,644,335
73,662		Boston Properties, Inc	9,246,791
79,555		Brandywine Realty Trust	1,311,862
153,112		Brixmor Property Group, Inc	2,708,551
42,316		Camden Property Trust	3,918,038
78,628	*	CBRE Group, Inc	3,915,674
219,549		Colony Capital, Inc	1,352,422
62,030		Columbia Property Trust, Inc	1,437,855
46,318		Corporate Office Properties Trust	1,377,497
48,609		Crown Castle International Corp	5,387,335
86,638		CubeSmart	2,630,330
46,713		CyrusOne, Inc	2,892,469
47,053		DCT Industrial Trust, Inc	3,146,434
77,324		DDR Corp	1,059,339
98,037		Digital Realty Trust, Inc	11,903,653
76,534		Douglas Emmett, Inc	2,972,581
170,059		Duke Realty Corp	4,952,118
56,253		Empire State Realty Trust, Inc	937,738
34,191		Entertainment Properties Trust	2,273,360
60,701	*	Equity Commonwealth	1,957,000
171,166		Equity Residential	11,199,391
31,347		Essex Property Trust, Inc	7,537,386
7,735		Extra Space Storage, Inc	726,858
222

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

34,724		Federal Realty Investment Trust	$4,357,862
101,469		Forest City Realty Trust, Inc	2,533,681
61,489		Gaming and Leisure Properties, Inc	2,233,280
296,524		GGP, Inc	6,321,892
224,255		HCP, Inc	5,808,205
97,180		Healthcare Trust of America, Inc	2,654,958
49,753		Highwoods Properties, Inc	2,443,370
81,392		Hospitality Properties Trust	2,300,952
349,187		Host Marriott Corp	7,311,976
11,004	*	Howard Hughes Corp	1,491,592
69,503		Hudson Pacific Properties	2,381,173
148,127		Invitation Homes, Inc	3,423,215
135,382		Iron Mountain, Inc	4,753,262
46,758		JBG SMITH Properties	1,706,667
22,416		Jones Lang LaSalle, Inc	3,833,360
46,185		Kilroy Realty Corp	3,369,196
193,794		Kimco Realty Corp	3,234,422
4,815		Lamar Advertising Co	354,528
70,278		Liberty Property Trust	3,012,115
22,057		Life Storage, Inc	2,116,590
64,821		Macerich Co	3,828,328
172,929		Medical Properties Trust, Inc	2,491,907
54,063		Mid-America Apartment Communities, Inc	5,448,469
72,976		National Retail Properties, Inc	3,255,459
85,625		Omega Healthcare Investors, Inc	2,542,206
66,040		Outfront Media, Inc	1,403,350
94,778		Paramount Group, Inc	1,463,372
90,524		Park Hotels & Resorts, Inc	2,831,591
255,738		Prologis, Inc	16,781,528
60,993		Rayonier, Inc	2,135,365
63,104	e	Realogy Holdings Corp	1,380,084
135,630		Realty Income Corp	7,564,085
72,413		Regency Centers Corp	4,607,639
108,149		Retail Properties of America, Inc	1,357,270
7,732	*	Retail Value, Inc	255,465
115,335		Senior Housing Properties Trust	2,057,576
12,057		Simon Property Group, Inc	2,124,564
40,728		SL Green Realty Corp	4,199,464
203,896		Spirit Realty Capital, Inc	1,706,610
122,820		Starwood Property Trust, Inc	2,805,209
84,355		STORE Capital Corp	2,315,545
38,446		Sun Communities, Inc	3,727,724
126,507		UDR, Inc	4,867,989
85,582		Uniti Group, Inc	1,513,090
169,774		Ventas, Inc	9,571,858
462,226		VEREIT, Inc	3,526,784
130,064		VICI Properties, Inc	2,646,802
82,191		Vornado Realty Trust	5,911,177
58,399		Weingarten Realty Investors	1,764,818
177,537		Welltower, Inc	11,113,816
361,192		Weyerhaeuser Co	12,345,543
50,444		WP Carey, Inc	3,298,029
		TOTAL REAL ESTATE	311,172,248
223

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

RETAILING - 1.4%
23,537		Advance Auto Parts, Inc	$3,324,131
30,214	*	Autonation, Inc	1,466,285
1,611	*	AutoZone, Inc	1,136,609
85,926		Best Buy Co, Inc	6,447,028
33,445	*	CarMax, Inc	2,497,673
36,899		Dick’s Sporting Goods, Inc	1,259,732
92,903	*	Dollar Tree, Inc	8,480,186
59,245		Foot Locker, Inc	2,891,748
97,749		Gap, Inc	2,949,087
68,183		Genuine Parts Co	6,634,888
79,684		Kohl’s Corp	5,886,257
89,821		L Brands, Inc	2,844,631
122,558	*	LKQ Corp	4,108,144
145,866		Macy’s, Inc	5,795,256
43,705	*	Michaels Cos, Inc	892,019
17,993		Penske Auto Group, Inc	939,235
207,329	*	Qurate Retail Group, Inc	4,414,034
258,437		Target Corp	20,850,697
48,664		Tiffany & Co	6,694,220
30,590	e	Williams-Sonoma, Inc	1,789,209
		TOTAL RETAILING	91,301,069

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
148,326		Analog Devices, Inc	14,260,062
83,292		Broadcom, Inc	18,471,667
52,935		Cypress Semiconductor Corp	942,772
39,822	*	First Solar, Inc	2,084,682
2,241,000		Intel Corp	107,792,100
189,922		Marvell Technology Group Ltd	4,047,238
119,860	*	Micron Technology, Inc	6,327,409
157,122	*	NXP Semiconductors NV	14,980,011
60,213	*	Qorvo, Inc	4,923,015
712,027		QUALCOMM, Inc	45,633,810
25,303		Skyworks Solutions, Inc	2,393,158
76,544		Teradyne, Inc	3,310,528
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	225,166,452

SOFTWARE & SERVICES - 3.2%
4,983	*	Akamai Technologies, Inc	375,021
68,115		Amdocs Ltd	4,603,212
1,839	*	Aspen Technology, Inc	176,158
16,736	*	Autodesk, Inc	2,149,572
4,918		Booz Allen Hamilton Holding Co	232,474
149,639		CA, Inc	6,615,540
27,293		Cognizant Technology Solutions Corp (Class A)	2,224,380
91,039	*	Conduent, Inc	1,635,060
88,386	*	Dell Technologies, Inc-VMware Inc	8,177,473
136,135		DXC Technology Co	11,536,080
349,407	*	eBay, Inc	11,687,664
11,660	*	Euronet Worldwide, Inc	1,072,020
143,902		Fidelity National Information Services, Inc	14,840,613
224

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

30,161	*	FireEye, Inc	$468,400
14,508	*	First American Corp	706,540
45,284		Genpact Ltd	1,375,728
124,572		International Business Machines Corp	18,054,220
68,188		Leidos Holdings, Inc	4,665,423
8,304		LogMeIn, Inc	673,039
193,664		Microsoft Corp	20,543,877
148,869	*	Nuance Communications, Inc	2,198,795
1,245,845		Oracle Corp	59,401,890
24,757		Sabre Corp	609,517
8,198		SS&C Technologies Holdings, Inc	435,068
295,210		Symantec Corp	5,969,146
63,923	*	Synopsys, Inc	5,716,634
21,911	*	Take-Two Interactive Software, Inc	2,476,381
16,760	*	Teradata Corp	641,740
159,040		Western Union Co	3,206,246
126,874	*	Worldpay, Inc	10,427,774
9,092	*	Zillow Group, Inc	512,516
17,877	*	Zillow Group, Inc (Class C)	995,749
393,755	*	Zynga, Inc	1,492,332
		TOTAL SOFTWARE & SERVICES	205,896,282

TECHNOLOGY HARDWARE & EQUIPMENT - 3.0%
86,518	*	ARRIS International plc	2,185,445
41,462	*	Arrow Electronics, Inc	3,144,478
55,823		Avnet, Inc	2,447,839
2,315,939		Cisco Systems, Inc	97,941,060
3,337	*	Coherent, Inc	527,446
90,467	*	CommScope Holding Co, Inc	2,904,895
389,965		Corning, Inc	12,939,039
29,295		Dolby Laboratories, Inc (Class A)	1,888,063
25,728	*	EchoStar Corp (Class A)	1,157,503
58,315		Flir Systems, Inc	3,417,259
740,724		Hewlett Packard Enterprise Co	11,436,779
792,126		HP, Inc	18,282,268
79,802		Jabil Circuit, Inc	2,248,022
164,732		Juniper Networks, Inc	4,339,041
89,240	*	Keysight Technologies, Inc	5,175,920
1,940		Littelfuse, Inc	420,631
68,558		Motorola, Inc	8,316,085
12,240		National Instruments Corp	536,234
10,007	*	NCR Corp	279,396
118,878	*	Trimble Navigation Ltd	4,196,393
145,359		Western Digital Corp	10,196,934
106,358		Xerox Corp	2,762,117
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	196,742,847

TELECOMMUNICATION SERVICES - 3.5%
3,491,258		AT&T, Inc	111,615,518
456,052		CenturyLink, Inc	8,560,096
307,064	*,e	Sprint Corp	1,667,358
46,537		Telephone & Data Systems, Inc	1,175,059
50,843	*	T-Mobile US, Inc	3,050,580
225

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

7,672	*	US Cellular Corp	$263,610
1,986,721		Verizon Communications, Inc	102,594,272
		TOTAL TELECOMMUNICATION SERVICES	228,926,493

TRANSPORTATION - 1.6%
57,293		Alaska Air Group, Inc	3,599,719
3,332		Amerco, Inc	1,256,431
200,240		American Airlines Group, Inc	7,917,490
15,873		Copa Holdings S.A. (Class A)	1,545,078
213,986		CSX Corp	15,124,530
231,843		Delta Air Lines, Inc	12,616,896
22,379	*	Genesee & Wyoming, Inc (Class A)	1,924,594
150,774	*	JetBlue Airways Corp	2,713,932
48,801		Kansas City Southern Industries, Inc	5,674,092
28,253	*	Kirby Corp	2,357,713
61,417		Knight-Swift Transportation Holdings, Inc	1,999,123
42,203		Macquarie Infrastructure Co LLC	1,916,438
134,743		Norfolk Southern Corp	22,771,567
25,572		Ryder System, Inc	2,002,288
18,910		Schneider National, Inc	494,307
73,366		Southwest Airlines Co	4,266,967
29,795		Union Pacific Corp	4,465,973
121,333	*	United Continental Holdings, Inc	9,755,173
		TOTAL TRANSPORTATION	102,402,311

UTILITIES - 5.6%
315,210		AES Corp	4,211,206
114,794		Alliant Energy Corp	4,932,698
115,965		Ameren Corp	7,196,788
238,080		American Electric Power Co, Inc	16,937,011
84,975		American Water Works Co, Inc	7,499,044
87,997		Aqua America, Inc	3,250,609
52,054		Atmos Energy Corp	4,782,201
26,794		Avangrid, Inc	1,341,308
205,826		Centerpoint Energy, Inc	5,861,925
134,304		CMS Energy Corp	6,492,255
150,922		Consolidated Edison, Inc	11,912,273
313,638		Dominion Resources, Inc	22,490,981
86,254		DTE Energy Co	9,362,009
337,277		Duke Energy Corp	27,528,549
151,552		Edison International	10,097,910
86,231		Entergy Corp	7,008,856
129,158		Evergy, Inc	7,244,472
151,010		Eversource Energy	9,169,327
464,764		Exelon Corp	19,752,470
229,682		FirstEnergy Corp	8,137,633
49,930		Hawaiian Electric Industries, Inc	1,756,038
92,459		MDU Resources Group, Inc	2,681,311
39,589		National Fuel Gas Co	2,125,929
225,908		NextEra Energy, Inc	37,848,626
167,269		NiSource, Inc	4,379,102
149,966		NRG Energy, Inc	4,749,423
100,004		OGE Energy Corp	3,624,145
226

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY			VALUE

246,589		PG&E Corp			$10,623,054
53,227		Pinnacle West Capital Corp			4,281,048
334,096		PPL Corp			9,611,942
244,083		Public Service Enterprise Group, Inc			12,584,920
68,867		SCANA Corp			2,753,991
127,733		Sempra Energy			14,764,658
487,263		Southern Co			23,680,982
82,338		UGI Corp			4,375,441
41,811		Vectren Corp			2,988,232
195,378		Vistra Energy Corp			4,415,543
150,522		WEC Energy Group, Inc			9,990,145
246,729		Xcel Energy, Inc			11,561,721
		TOTAL UTILITIES			364,005,776

		TOTAL COMMON STOCKS			6,517,862,929
		(Cost $5,273,056,035)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.4%

GOVERNMENT AGENCY DEBT - 0.0%
$850,000		Federal Home Loan Bank (FHLB)	1.770%	08/01/18	850,000
		TOTAL GOVERNMENT AGENCY DEBT			850,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
23,067,992	c	State Street Navigator Securities Lending Government Money Market Portfolio			23,067,992
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			23,067,992

		TOTAL SHORT-TERM INVESTMENTS			23,917,992
		(Cost $23,917,992)
		TOTAL INVESTMENTS - 100.3%			6,541,780,921
		(Cost $5,296,974,027)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(20,061,240)
		NET ASSETS - 100.0%			$6,521,719,681

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $22,268,829.
227

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS
S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 0.6%
40,983		BorgWarner, Inc	$1,886,038
54,769		Delphi Automotive plc	5,371,196
817,354		Ford Motor Co	8,206,234
265,927		General Motors Co	10,081,292
55,290		Goodyear Tire & Rubber Co	1,338,571
34,738		Harley-Davidson, Inc	1,489,913
		TOTAL AUTOMOBILES & COMPONENTS	28,373,244

BANKS - 6.3%
1,968,804		Bank of America Corp	60,796,668
162,760		BB&T Corp	8,269,836
532,391		Citigroup, Inc	38,273,589
101,470		Citizens Financial Group, Inc	4,036,477
35,749		Comerica, Inc	3,465,508
142,085		Fifth Third Bancorp	4,204,295
224,010		Huntington Bancshares, Inc	3,458,714
710,897		JPMorgan Chase & Co	81,717,610
221,455		Keycorp	4,621,766
30,650		M&T Bank Corp	5,313,178
71,710		People’s United Financial, Inc	1,307,273
98,462		PNC Financial Services Group, Inc	14,260,251
235,287		Regions Financial Corp	4,378,691
97,899		SunTrust Banks, Inc	7,055,581
10,960	*	SVB Financial Group	3,374,365
325,738		US Bancorp	17,267,371
915,705		Wells Fargo & Co	52,460,739
41,168		Zions Bancorporation	2,128,386
		TOTAL BANKS	316,390,298

CAPITAL GOODS - 7.1%
123,356		3M Co	26,190,946
30,303		A.O. Smith Corp	1,803,938
19,715		Allegion plc	1,607,561
47,831		Ametek, Inc	3,721,252
87,176		Arconic, Inc	1,890,847
114,336		Boeing Co	40,737,917
124,823		Caterpillar, Inc	17,949,547
32,256		Cummins, Inc	4,606,479
68,117		Deere & Co	9,862,660
32,080		Dover Corp	2,661,998
90,854		Eaton Corp	7,556,327
131,327		Emerson Electric Co	9,492,316
24,765		Equifax, Inc	3,108,008
59,208		Fastenal Co	3,370,711
228

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

27,320		Flowserve Corp	$1,211,096
29,072		Fluor Corp	1,489,940
64,952		Fortive Corp	5,331,260
31,797		Fortune Brands Home & Security, Inc	1,844,226
57,863		General Dynamics Corp	11,558,713
1,813,326		General Electric Co	24,715,633
24,537		Harris Corp	4,047,378
156,012		Honeywell International, Inc	24,907,316
9,072		Huntington Ingalls	2,114,230
63,411		Illinois Tool Works, Inc	9,088,699
51,474		Ingersoll-Rand plc	5,070,704
24,955		Jacobs Engineering Group, Inc	1,687,707
191,548		Johnson Controls International plc	7,184,966
16,119		L3 Technologies, Inc	3,456,558
51,991		Lockheed Martin Corp	16,954,265
66,616		Masco Corp	2,686,623
36,390		Northrop Grumman Corp	10,934,831
73,452		PACCAR, Inc	4,827,265
27,451		Parker-Hannifin Corp	4,640,592
34,805		Pentair plc	1,554,043
31,847	*	Quanta Services, Inc	1,085,027
59,698		Raytheon Co	11,821,995
26,481		Rockwell Automation, Inc	4,966,776
34,599		Rockwell Collins, Inc	4,808,915
21,844		Roper Industries, Inc	6,594,704
11,898		Snap-On, Inc	2,017,782
31,611		Stanley Works	4,724,896
54,432		Textron, Inc	3,716,073
10,375		TransDigm Group, Inc	3,896,228
17,708	*	United Rentals, Inc	2,634,950
155,335		United Technologies Corp	21,085,173
10,690		W.W. Grainger, Inc	3,704,726
37,010		Xylem, Inc	2,833,486
		TOTAL CAPITAL GOODS	353,757,283

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
17,737		Cintas Corp	3,626,862
41,696	*	Copart, Inc	2,392,933
74,897	*	IHS Markit Ltd	3,971,788
69,221		Nielsen NV	1,630,847
47,081		Republic Services, Inc	3,412,431
26,237		Robert Half International, Inc	1,987,715
17,821	*	Stericycle, Inc	1,244,975
32,022	*	Verisk Analytics, Inc	3,542,274
82,337		Waste Management, Inc	7,410,330
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	29,220,155

CONSUMER DURABLES & APPAREL - 1.2%
70,773		DR Horton, Inc	3,092,780
23,103	*	Garmin Ltd	1,442,782
75,653		Hanesbrands, Inc	1,684,036
23,502		Hasbro, Inc	2,341,034
27,507		Leggett & Platt, Inc	1,198,480
229

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

57,151		Lennar Corp (Class A)	$2,987,283
71,698	e	Mattel, Inc	1,137,847
31,341	*	Michael Kors Holdings Ltd	2,091,385
13,275	*	Mohawk Industries, Inc	2,500,479
100,869		Newell Rubbermaid, Inc	2,641,759
267,759		Nike, Inc (Class B)	20,593,345
59,347		Pulte Homes, Inc	1,690,796
15,986		PVH Corp	2,454,171
11,568		Ralph Lauren Corp	1,561,449
61,607		Tapestry, Inc	2,902,922
38,984	*,e	Under Armour, Inc	730,560
39,270	*,e	Under Armour, Inc (Class A)	784,222
67,720		VF Corp	6,234,980
13,344		Whirlpool Corp	1,749,398
		TOTAL CONSUMER DURABLES & APPAREL	59,819,708

CONSUMER SERVICES - 1.6%
84,083		Carnival Corp	4,981,077
5,058	*	Chipotle Mexican Grill, Inc (Class A)	2,193,452
25,525		Darden Restaurants, Inc	2,729,644
43,721		H&R Block, Inc	1,100,020
57,665		Hilton Worldwide Holdings, Inc	4,535,929
61,936		Marriott International, Inc (Class A)	7,917,898
163,942		McDonald’s Corp	25,827,423
105,033		MGM Resorts International	3,294,885
43,727	*	Norwegian Cruise Line Holdings Ltd	2,187,662
35,265		Royal Caribbean Cruises Ltd	3,976,481
288,675		Starbucks Corp	15,123,683
17,518		Wynn Resorts Ltd	2,921,652
66,937		Yum! Brands, Inc	5,307,435
		TOTAL CONSUMER SERVICES	82,097,241

DIVERSIFIED FINANCIALS - 3.6%
11,285		Affiliated Managers Group, Inc	1,805,713
148,624		American Express Co	14,791,060
30,513		Ameriprise Financial, Inc	4,444,829
211,831		Bank of New York Mellon Corp	11,326,604
25,742		BlackRock, Inc	12,942,048
101,594		Capital One Financial Corp	9,582,346
23,382		CBOE Holdings, Inc	2,271,094
251,263		Charles Schwab Corp	12,829,489
71,320		CME Group, Inc	11,348,438
72,879		Discover Financial Services	5,204,289
56,009	*	E*TRADE Financial Corp	3,349,898
67,692		Franklin Resources, Inc	2,323,189
73,003		Goldman Sachs Group, Inc	17,333,102
120,649		IntercontinentalExchange Group, Inc	8,917,168
83,923		Invesco Ltd	2,265,082
63,855		Jefferies Financial Group, Inc	1,548,484
35,074		Moody’s Corp	6,001,863
282,208		Morgan Stanley	14,268,436
18,729		MSCI, Inc (Class A)	3,112,573
24,170		NASDAQ OMX Group, Inc	2,209,138
230

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

44,290		Northern Trust Corp	$4,837,354
28,071		Raymond James Financial, Inc	2,571,023
52,768		S&P Global, Inc	10,576,818
75,804		State Street Corp	6,694,251
150,002		Synchrony Financial	4,341,058
49,926		T Rowe Price Group, Inc	5,945,188
		TOTAL DIVERSIFIED FINANCIALS	182,840,535

ENERGY - 6.2%
107,228		Anadarko Petroleum Corp	7,843,728
28,786		Andeavor	4,319,627
80,822		Apache Corp	3,717,812
87,627		Baker Hughes a GE Co	3,030,142
95,246		Cabot Oil & Gas Corp	2,238,281
399,032		Chevron Corp	50,385,771
21,064		Cimarex Energy Co	2,076,910
39,958	*	Concho Resources, Inc	5,827,874
244,156		ConocoPhillips	17,620,738
110,617	*	Devon Energy Corp	4,978,871
120,713		EOG Resources, Inc	15,564,734
52,201		EQT Corp	2,593,346
884,080	d	Exxon Mobil Corp	72,061,361
181,357		Halliburton Co	7,693,164
24,767		Helmerich & Payne, Inc	1,519,455
55,647		Hess Corp	3,652,113
36,532		HollyFrontier Corp	2,724,557
398,221		Kinder Morgan, Inc	7,080,369
174,840		Marathon Oil Corp	3,692,621
95,655		Marathon Petroleum Corp	7,731,794
79,017		National Oilwell Varco, Inc	3,841,806
41,493	*	Newfield Exploration Co	1,191,679
102,079		Noble Energy, Inc	3,684,031
159,846		Occidental Petroleum Corp	13,415,875
84,956		Oneok, Inc	5,984,301
87,143		Phillips 66	10,748,218
35,729		Pioneer Natural Resources Co	6,762,428
289,108		Schlumberger Ltd	19,520,572
90,388		TechnipFMC plc (Euro OTC)	2,942,129
89,125		Valero Energy Corp	10,547,944
175,008		Williams Cos, Inc	5,206,488
		TOTAL ENERGY	310,198,739

FOOD & STAPLES RETAILING - 1.0%
170,966		Kroger Co	4,958,014
100,843		Sysco Corp	6,777,658
176,146		Walgreens Boots Alliance, Inc	11,910,993
302,044		Walmart, Inc	26,951,386
		TOTAL FOOD & STAPLES RETAILING	50,598,051

FOOD, BEVERAGE & TOBACCO - 4.3%
393,530		Altria Group, Inc	23,092,340
118,365		Archer Daniels Midland Co	5,712,295
54,167		Brown-Forman Corp (Class B)	2,882,768
231

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

40,118	e	Campbell Soup Co	$1,640,826
799,914		Coca-Cola Co	37,299,990
80,475		ConAgra Foods, Inc	2,954,237
35,407		Constellation Brands, Inc (Class A)	7,443,614
91,564		Costco Wholesale Corp	20,025,962
122,788		General Mills, Inc	5,655,615
29,878		Hershey Co	2,934,318
55,493		Hormel Foods Corp	1,996,083
24,713		J.M. Smucker Co	2,746,109
51,318		Kellogg Co	3,645,118
122,753		Kraft Heinz Co	7,395,868
25,912		McCormick & Co, Inc	3,045,697
37,885		Molson Coors Brewing Co (Class B)	2,538,295
309,192		Mondelez International, Inc	13,412,749
84,932	*	Monster Beverage Corp	5,097,619
296,082		PepsiCo, Inc	34,049,430
324,579		Philip Morris International, Inc	28,011,168
63,228		Tyson Foods, Inc (Class A)	3,645,094
		TOTAL FOOD, BEVERAGE & TOBACCO	215,225,195

HEALTH CARE EQUIPMENT & SERVICES - 6.3%
366,098		Abbott Laboratories	23,994,063
9,009	*	Abiomed, Inc	3,193,961
68,266		Aetna Inc	12,860,632
15,074	*	Align Technology, Inc	5,376,142
33,339		AmerisourceBergen Corp	2,728,130
52,939		Anthem, Inc	13,393,567
102,591		Baxter International, Inc	7,432,718
55,795		Becton Dickinson & Co	13,969,394
285,572	*	Boston Scientific Corp	9,598,075
64,934		Cardinal Health, Inc	3,243,453
42,443	*	Centene Corp	5,531,596
65,373	*	Cerner Corp	4,058,356
50,824		Cigna Corp	9,118,842
10,086		Cooper Cos, Inc	2,627,403
212,581		CVS Health Corp	13,788,004
128,636		Danaher Corp	13,195,481
28,919	*	DaVita, Inc	2,032,427
48,970		Dentsply Sirona, Inc	2,355,947
43,651	*	Edwards Lifesciences Corp	6,218,085
25,493	*	Envision Healthcare Corp	1,128,320
117,882	*	Express Scripts Holding Co	9,366,904
57,821		HCA Holdings, Inc	7,183,103
32,307	*	Henry Schein, Inc	2,565,499
57,112	*	Hologic, Inc	2,450,676
28,786		Humana, Inc	9,043,985
17,963	*	Idexx Laboratories, Inc	4,399,678
23,759	*	Intuitive Surgical, Inc	12,074,086
20,963	*	Laboratory Corp of America Holdings	3,675,652
41,853		McKesson Corp	5,256,737
282,867		Medtronic plc	25,523,089
28,079		Quest Diagnostics, Inc	3,024,670
30,683		Resmed, Inc	3,245,648
232

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

67,238		Stryker Corp	$10,976,603
200,671		UnitedHealth Group, Inc	50,813,911
19,340		Universal Health Services, Inc (Class B)	2,361,414
18,964	*	Varian Medical Systems, Inc	2,189,394
42,804		Zimmer Biomet Holdings, Inc	5,372,758
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	315,368,403

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
51,521		Church & Dwight Co, Inc	2,880,024
26,586		Clorox Co	3,593,630
181,133		Colgate-Palmolive Co	12,137,722
97,534		Coty, Inc	1,307,931
46,979		Estee Lauder Cos (Class A)	6,339,346
72,584		Kimberly-Clark Corp	8,264,414
525,203		Procter & Gamble Co	42,478,419
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	77,001,486

INSURANCE - 4.0%
162,233		Aflac, Inc	7,550,324
72,887		Allstate Corp	6,933,011
186,551		American International Group, Inc	10,299,481
51,583		Aon plc	7,404,740
37,647		Arthur J. Gallagher & Co	2,686,114
12,170		Assurant, Inc	1,342,351
401,881	*	Berkshire Hathaway, Inc (Class B)	79,520,193
25,237	*	Brighthouse Financial, Inc	1,096,043
96,395		Chubb Ltd	13,468,309
30,790		Cincinnati Financial Corp	2,328,648
9,118		Everest Re Group Ltd	1,990,915
73,549		Hartford Financial Services Group, Inc	3,876,032
45,110		Lincoln National Corp	3,071,991
54,421		Loews Corp	2,763,498
104,913		Marsh & McLennan Cos, Inc	8,745,548
213,818		Metlife, Inc	9,780,035
54,952		Principal Financial Group	3,191,612
120,478		Progressive Corp	7,229,885
87,273		Prudential Financial, Inc	8,806,718
22,360		Torchmark Corp	1,969,245
56,483		Travelers Cos, Inc	7,350,698
46,504		UnumProvident Corp	1,847,604
27,208		Willis Towers Watson plc	4,337,499
55,928		XL Group Ltd	3,144,832
		TOTAL INSURANCE	200,735,326

MATERIALS - 2.6%
46,191		Air Products & Chemicals, Inc	7,583,176
22,757		Albemarle Corp	2,143,709
18,260		Avery Dennison Corp	2,094,057
72,431		Ball Corp	2,822,636
51,108		CF Industries Holdings, Inc	2,270,217
484,666		DowDuPont, Inc	33,330,481
29,825		Eastman Chemical Co	3,090,467
54,727		Ecolab, Inc	7,700,089
233

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

27,653		FMC Corp	$2,485,452
278,930		Freeport-McMoRan Copper & Gold, Inc (Class B)	4,602,345
16,228		International Flavors & Fragrances, Inc	2,154,429
85,081		International Paper Co	4,571,402
66,582		LyondellBasell Industries AF S.C.A	7,376,620
12,937		Martin Marietta Materials, Inc	2,579,897
72,654		Mosaic Co	2,187,612
113,476		Newmont Mining Corp	4,162,300
65,508		Nucor Corp	4,384,450
19,463		Packaging Corp of America	2,197,373
51,827		PPG Industries, Inc	5,735,176
59,733		Praxair, Inc	10,005,278
33,507		Sealed Air Corp	1,476,653
16,988		Sherwin-Williams Co	7,487,121
27,792		Vulcan Materials Co	3,112,704
54,879		WestRock Co	3,181,884
		TOTAL MATERIALS	128,735,528

MEDIA - 2.2%
72,430		CBS Corp (Class B)	3,814,888
38,434	*	Charter Communications, Inc	11,706,228
958,491		Comcast Corp (Class A)	34,294,808
32,619	*,e	Discovery, Inc (Class A)	867,013
70,612	*	Discovery, Inc (Class C)	1,733,525
47,021	*	DISH Network Corp (Class A)	1,483,983
80,080		Interpublic Group of Cos, Inc	1,805,804
79,664		News Corp	1,200,536
25,832		News Corp (Class B)	395,230
47,568		Omnicom Group, Inc	3,274,105
220,410		Twenty-First Century Fox, Inc	9,918,450
90,634		Twenty-First Century Fox, Inc (Class B)	4,025,962
77,550		Viacom, Inc (Class B)	2,252,827
310,351		Walt Disney Co	35,243,460
		TOTAL MEDIA	112,016,819

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.1%
316,419		AbbVie, Inc	29,183,324
67,605		Agilent Technologies, Inc	4,464,634
47,075	*	Alexion Pharmaceuticals, Inc	6,259,092
71,030		Allergan plc	13,075,913
139,050		Amgen, Inc	27,330,278
44,044	*	Biogen Idec, Inc	14,726,992
341,268		Bristol-Myers Squibb Co	20,049,495
146,372	*	Celgene Corp	13,186,653
199,544		Eli Lilly & Co	19,716,943
270,284		Gilead Sciences, Inc	21,036,204
30,946	*	Illumina, Inc	10,037,645
36,818	*	Incyte Corp	2,449,870
33,285	*	IQVIA Holdings, Inc	4,058,773
560,080		Johnson & Johnson	74,221,802
5,277	*	Mettler-Toledo International, Inc	3,126,675
107,298	*	Mylan NV	4,003,288
35,227	*	Nektar Therapeutics	1,852,940
234

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

24,830	*	PerkinElmer, Inc	$1,966,039
26,930		Perrigo Co plc	2,168,404
1,221,641		Pfizer, Inc	48,780,125
16,289	*	Regeneron Pharmaceuticals, Inc	5,994,515
561,743		Schering-Plough Corp	37,002,011
83,987		Thermo Fisher Scientific, Inc	19,697,471
52,735	*	Vertex Pharmaceuticals, Inc	9,231,262
16,409	*	Waters Corp	3,237,003
100,139		Zoetis, Inc	8,660,021
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	405,517,372

REAL ESTATE - 2.8%
20,964		Alexandria Real Estate Equities, Inc	2,671,652
92,401		American Tower Corp	13,697,524
36,059		Apartment Investment & Management Co (Class A)	1,537,916
28,479		AvalonBay Communities, Inc	5,036,511
31,777		Boston Properties, Inc	3,988,967
64,961	*	CBRE Group, Inc	3,235,058
87,176		Crown Castle International Corp	9,661,716
42,293		Digital Realty Trust, Inc	5,135,216
77,569		Duke Realty Corp	2,258,809
16,457		Equinix, Inc	7,229,231
76,562		Equity Residential	5,009,452
13,594		Essex Property Trust, Inc	3,268,677
25,985		Extra Space Storage, Inc	2,441,810
16,075		Federal Realty Investment Trust	2,017,413
131,254		GGP, Inc	2,798,335
102,082		HCP, Inc	2,643,924
152,363		Host Marriott Corp	3,190,481
58,099		Iron Mountain, Inc	2,039,856
93,009		Kimco Realty Corp	1,552,320
22,630		Macerich Co	1,336,528
23,434		Mid-America Apartment Communities, Inc	2,361,679
111,893		Prologis, Inc	7,342,419
31,492		Public Storage, Inc	6,859,902
58,087		Realty Income Corp	3,239,512
30,681		Regency Centers Corp	1,952,232
24,221	*	SBA Communications Corp	3,832,973
64,618		Simon Property Group, Inc	11,386,338
18,157		SL Green Realty Corp	1,872,168
55,268		UDR, Inc	2,126,713
75,841		Ventas, Inc	4,275,916
35,296		Vornado Realty Trust	2,538,488
78,576		Welltower, Inc	4,918,858
156,545		Weyerhaeuser Co	5,350,708
		TOTAL REAL ESTATE	138,809,302

RETAILING - 7.0%
15,336		Advance Auto Parts, Inc	2,165,903
84,077	*	Amazon.com, Inc	149,441,823
5,667	*	AutoZone, Inc	3,998,239
50,771		Best Buy Co, Inc	3,809,348
10,052	*	Booking Holdings, Inc	20,392,693
235

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

37,772	*	CarMax, Inc	$2,820,813
53,660		Dollar General Corp	5,266,729
48,815	*	Dollar Tree, Inc	4,455,833
25,352		Expedia, Inc	3,393,112
24,360		Foot Locker, Inc	1,189,012
45,578		Gap, Inc	1,375,088
30,214		Genuine Parts Co	2,940,124
240,641		Home Depot, Inc	47,531,410
34,856		Kohl’s Corp	2,574,813
50,594		L Brands, Inc	1,602,312
64,024	*	LKQ Corp	2,146,084
171,646		Lowe’s Companies, Inc	17,051,314
66,313		Macy’s, Inc	2,634,616
90,746	*	NetFlix, Inc	30,622,238
24,315		Nordstrom, Inc	1,274,349
16,964	*	O’Reilly Automotive, Inc	5,190,984
78,280		Ross Stores, Inc	6,844,020
111,411		Target Corp	8,988,639
21,076		Tiffany & Co	2,899,215
131,765		TJX Companies, Inc	12,815,464
26,198		Tractor Supply Co	2,044,492
22,926	*	TripAdvisor, Inc	1,329,479
12,016	*	Ulta Beauty, Inc	2,936,590
		TOTAL RETAILING	349,734,736

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
176,484	*	Advanced Micro Devices, Inc	3,234,952
76,861		Analog Devices, Inc	7,389,417
212,069		Applied Materials, Inc	10,312,915
83,075		Broadcom, Inc	18,423,543
973,033		Intel Corp	46,802,887
33,065		Kla-Tencor Corp	3,882,492
33,921		Lam Research Corp	6,466,699
49,830		Microchip Technology, Inc	4,655,617
242,722	*	Micron Technology, Inc	12,813,294
126,739		NVIDIA Corp	31,033,312
26,371	*	Qorvo, Inc	2,156,093
309,565		QUALCOMM, Inc	19,840,021
37,758		Skyworks Solutions, Inc	3,571,152
204,435		Texas Instruments, Inc	22,757,704
51,789		Xilinx, Inc	3,732,433
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	197,072,531

SOFTWARE & SERVICES - 15.7%
134,270		Accenture plc	21,393,239
159,419		Activision Blizzard, Inc	11,704,543
102,827	*	Adobe Systems, Inc	25,159,710
34,907	*	Akamai Technologies, Inc	2,627,101
9,949		Alliance Data Systems Corp	2,237,331
62,354	*	Alphabet, Inc (Class A)	76,522,076
63,386	*	Alphabet, Inc (Class C)	77,157,242
17,494	*	Ansys, Inc	2,954,387
45,649	*	Autodesk, Inc	5,863,157
236

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

92,524		Automatic Data Processing, Inc	$12,489,815
24,393		Broadridge Financial Solutions, Inc	2,755,921
65,229		CA, Inc	2,883,774
58,197	*	Cadence Design Systems, Inc	2,565,906
27,114	*	Citrix Systems, Inc	2,981,727
123,142		Cognizant Technology Solutions Corp (Class A)	10,036,073
60,511		DXC Technology Co	5,127,702
193,165	*	eBay, Inc	6,461,369
64,069	*	Electronic Arts, Inc	8,248,884
500,803	*	Facebook, Inc	86,428,582
68,675		Fidelity National Information Services, Inc	7,082,453
86,172	*	Fiserv, Inc	6,504,262
18,528	*	FleetCor Technologies, Inc	4,020,576
18,905	*	Gartner, Inc	2,560,304
32,839		Global Payments, Inc	3,696,686
178,258		International Business Machines Corp	25,834,932
50,886		Intuit, Inc	10,392,957
191,464		MasterCard, Inc (Class A)	37,909,872
1,604,245		Microsoft Corp	170,178,310
622,268		Oracle Corp	29,669,738
65,980		Paychex, Inc	4,553,940
233,019	*	PayPal Holdings, Inc	19,140,181
37,568	*	Red Hat, Inc	5,305,729
147,272	*	salesforce.com, Inc	20,198,355
127,830		Symantec Corp	2,584,723
31,005	*	Synopsys, Inc	2,772,777
23,629	*	Take-Two Interactive Software, Inc	2,670,550
34,521		Total System Services, Inc	3,160,052
138,750	*	Twitter, Inc	4,421,962
19,750	*	VeriSign, Inc	2,868,292
372,977		Visa, Inc (Class A)	51,000,875
96,071		Western Union Co	1,936,791
		TOTAL SOFTWARE & SERVICES	784,062,856

TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
63,008		Amphenol Corp (Class A)	5,891,878
1,026,246		Apple, Inc	195,284,352
981,883		Cisco Systems, Inc	41,523,832
172,068		Corning, Inc	5,709,216
12,940	*	F5 Networks, Inc	2,217,657
28,578		Flir Systems, Inc	1,674,671
319,670		Hewlett Packard Enterprise Co	4,935,705
346,001		HP, Inc	7,985,703
7,783	*	IPG Photonics Corp	1,276,723
72,375		Juniper Networks, Inc	1,906,358
33,452		Motorola, Inc	4,057,728
55,589		NetApp, Inc	4,309,259
59,313		Seagate Technology, Inc	3,121,050
72,434		TE Connectivity Ltd	6,777,649
63,597		Western Digital Corp	4,461,330
44,388		Xerox Corp	1,152,756
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	292,285,867
237

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 1.9%
1,516,327		AT&T, Inc	$48,476,974
203,482		CenturyLink, Inc	3,819,357
862,569		Verizon Communications, Inc	44,543,063
		TOTAL TELECOMMUNICATION SERVICES	96,839,394

TRANSPORTATION - 2.2%
25,554		Alaska Air Group, Inc	1,605,558
87,983		American Airlines Group, Inc	3,478,848
28,913		CH Robinson Worldwide, Inc	2,666,646
183,552		CSX Corp	12,973,455
135,155		Delta Air Lines, Inc	7,355,135
36,699		Expeditors International of Washington, Inc	2,795,363
50,903		FedEx Corp	12,515,521
18,824		JB Hunt Transport Services, Inc	2,256,997
22,531		Kansas City Southern Industries, Inc	2,619,679
58,537		Norfolk Southern Corp	9,892,753
112,392		Southwest Airlines Co	6,536,719
161,972		Union Pacific Corp	24,277,983
49,084	*	United Continental Holdings, Inc	3,946,354
144,007		United Parcel Service, Inc (Class B)	17,264,999
		TOTAL TRANSPORTATION	110,186,010

UTILITIES - 2.9%
137,268		AES Corp	1,833,900
51,139		Alliant Energy Corp	2,197,443
49,975		Ameren Corp	3,101,448
101,908		American Electric Power Co, Inc	7,249,735
36,729		American Water Works Co, Inc	3,241,334
88,840		Centerpoint Energy, Inc	2,530,163
61,443		CMS Energy Corp	2,970,155
63,938		Consolidated Edison, Inc	5,046,626
135,025		Dominion Resources, Inc	9,682,643
37,290		DTE Energy Co	4,047,457
146,519		Duke Energy Corp	11,958,881
67,099		Edison International	4,470,806
37,323		Entergy Corp	3,033,613
55,840		Evergy, Inc	3,132,066
65,298		Eversource Energy	3,964,895
201,941		Exelon Corp	8,582,493
94,048		FirstEnergy Corp	3,332,121
98,523		NextEra Energy, Inc	16,506,543
74,073		NiSource, Inc	1,939,231
62,275		NRG Energy, Inc	1,972,249
105,634		PG&E Corp	4,550,713
24,354		Pinnacle West Capital Corp	1,958,792
149,503		PPL Corp	4,301,201
106,834		Public Service Enterprise Group, Inc	5,508,361
33,170		SCANA Corp	1,326,468
54,691		Sempra Energy	6,321,733
212,096		Southern Co	10,307,866
238

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY			VALUE

65,011		WEC Energy Group, Inc			$4,314,780
104,645		Xcel Energy, Inc			4,903,665
		TOTAL UTILITIES			144,287,381

		TOTAL COMMON STOCKS			4,981,173,460
		(Cost $2,934,804,358)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.6%

GOVERNMENT AGENCY DEBT - 0.5%
$22,550,000		Federal Home Loan Bank (FHLB)	1.770%	08/01/18	22,550,000
		TOTAL GOVERNMENT AGENCY DEBT			22,550,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
5,117,145	c	State Street Navigator Securities Lending Government Money Market Portfolio			5,117,145
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			5,117,145

		TOTAL SHORT-TERM INVESTMENTS			27,667,145
		(Cost $27,667,145)
		TOTAL INVESTMENTS - 100.0%			5,008,840,605
		(Cost $2,962,471,503)
		OTHER ASSETS & LIABILITIES, NET - 0.0%			(513,277)
		NET ASSETS - 100.0%			$5,008,327,328

Abbreviation(s):
OTC Over The Counter

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,999,217.

Futures contracts outstanding as of July 31, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	170	9/21/18	$23,439,231	$23,945,350	$506,119
239

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS

SMALL-CAP BLEND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.3%

AUTOMOBILES & COMPONENTS - 1.1%
135,999	*	American Axle & Manufacturing Holdings, Inc	$2,273,903
64,723	e	Cooper Tire & Rubber Co	1,847,842
22,550	*	Cooper-Standard Holding, Inc	3,039,740
182,198		Dana Holding Corp	3,889,927
34,183	*	Dorman Products, Inc	2,552,787
45,649	*	Fox Factory Holding Corp	2,268,755
46,737	*	Gentherm, Inc	2,117,186
30,715		LCI Industries, Inc	2,824,244
61,816	*	Modine Manufacturing Co	1,078,689
26,119	*,e	Motorcar Parts of America, Inc	564,171
18,693	*	Shiloh Industries, Inc	154,217
45,115		Spartan Motors, Inc	665,446
26,889		Standard Motor Products, Inc	1,310,570
34,305	*	Stoneridge, Inc	1,166,370
28,871		Superior Industries International, Inc	529,783
63,991		Tenneco, Inc	2,949,985
24,292		Tower International, Inc	784,632
38,827		Winnebago Industries, Inc	1,549,197
		TOTAL AUTOMOBILES & COMPONENTS	31,567,444

BANKS - 11.9%
8,952		1st Constitution Bancorp	199,182
20,329		1st Source Corp	1,149,808
17,778		Access National Corp	493,873
6,967		ACNB Corp	238,968
13,407	*	Allegiance Bancshares, Inc	602,645
9,511		American National Bankshares, Inc	383,293
50,285		Ameris Bancorp	2,343,281
10,037	*	Ames National Corp	315,664
13,788		Arrow Financial Corp	533,596
31,135	*	Atlantic Capital Bancshares, Inc	555,760
2,885		Auburn National Bancorporation, Inc	139,894
54,976	e	Banc of California, Inc	1,099,520
23,255		Bancfirst Corp	1,444,135
119,256		BancorpSouth Bank	3,923,522
18,187		Bank of Commerce Holdings	227,337
8,299		Bank of Marin Bancorp	737,366
68,239		Bank of NT Butterfield & Son Ltd	3,375,101
7,049	*	Bank of Princeton	239,032
16,749		BankFinancial Corp	280,378
7,434		Bankwell Financial Group, Inc	241,605
40,349		Banner Corp	2,540,777
20,655		Bar Harbor Bankshares	598,375
12,487	*	Baycom Corp	302,935
240

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,533		BCB Bancorp, Inc	$246,342
86,144		Beneficial Bancorp, Inc	1,399,840
50,847		Berkshire Hills Bancorp, Inc	2,064,388
26,800		Blue Hills Bancorp, Inc	586,920
74,064	*	BofI Holding, Inc	2,889,977
106,732		Boston Private Financial Holdings, Inc	1,536,941
20,472		Bridge Bancorp, Inc	732,898
6,011	*	Bridgewater Bancshares, Inc	76,640
100,923		Brookline Bancorp, Inc	1,836,799
25,936		Bryn Mawr Bank Corp	1,266,974
9,670	*	BSB Bancorp, Inc	325,879
11,585		Business First Bancshares, Inc	299,472
22,947	*	Byline Bancorp, Inc	517,225
3,938		C&F Financial Corp	246,125
75,441		Cadence BanCorp	2,054,258
4,505		Cambridge Bancorp	405,225
17,880		Camden National Corp	824,268
13,244		Capital City Bank Group, Inc	320,770
162,951		Capitol Federal Financial	2,129,770
9,818		Capstar Financial Holdings, Inc	175,742
25,614		Carolina Financial Corp	1,069,384
96,236		Cathay General Bancorp	4,002,455
5,700		CB Financial Services, Inc	186,960
25,212	e	CBTX, Inc	942,425
103,637		Centerstate Banks of Florida, Inc	2,875,927
38,264		Central Pacific Financial Corp	1,054,556
14,062		Central Valley Community Bancorp	302,192
3,444		Century Bancorp, Inc	266,393
14,499		Charter Financial Corp	327,532
89,905		Chemical Financial Corp	5,106,604
3,740		Chemung Financial Corp	168,150
13,599		Citizens & Northern Corp	368,261
19,296		City Holding Co	1,552,942
11,664		Civista Bancshares, Inc	288,451
18,179		CNB Financial Corp	563,731
50,148		CoBiz, Inc	1,098,241
10,642		Codorus Valley Bancorp, Inc	332,350
91,054		Columbia Banking System, Inc	3,726,840
65,691	*,e	Columbia Financial, Inc	1,102,952
12,325		Commerce Union Bancshares, Inc	341,526
62,554		Community Bank System, Inc	3,956,540
25,274	*	Community Bankers Trust Corp	240,103
4,657		Community Financial Corp	161,924
19,694		Community Trust Bancorp, Inc	961,560
39,116		ConnectOne Bancorp, Inc	970,077
6,318		County Bancorp, Inc	167,048
37,148	*	Customers Bancorp, Inc	946,160
129,791		CVB Financial Corp	3,104,601
41,638		Dime Community Bancshares	716,174
40,155	*	Eagle Bancorp, Inc	2,170,378
7,391	*	Entegra Financial Corp	215,448
11,122		Enterprise Bancorp, Inc	422,525
28,660		Enterprise Financial Services Corp	1,612,125
241

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,254	*	Equity Bancshares, Inc	$739,287
7,285	*,e	Esquire Financial Holdings, Inc	186,059
11,519		ESSA Bancorp, Inc	180,848
119,297	*	Essent Group Ltd	4,581,005
5,436		Evans Bancorp, Inc	254,677
10,436	e	Farmers & Merchants Bancorp, Inc	486,735
8,789		Farmers Capital Bank Corp	494,821
29,118		Farmers National Banc Corp	465,160
17,020		FB Financial Corp	724,371
53,192	*	FCB Financial Holdings, Inc	2,712,792
11,834		Federal Agricultural Mortgage Corp (Class C)	1,115,828
3,409	e	Fidelity D&D Bancorp, Inc	214,597
29,170		Fidelity Southern Corp	698,038
18,738		Financial Institutions, Inc	593,995
36,709		First Bancorp (NC)	1,520,487
271,410	*	First Bancorp (Puerto Rico)	2,230,990
12,679		First Bancorp, Inc	386,709
15,111		First Bancshares, Inc	582,529
19,916		First Bank	281,811
55,699		First Busey Corp	1,766,772
9,757		First Business Financial Services, Inc	231,826
7,165		First Choice Bancorp	205,635
127,093		First Commonwealth Financial Corp	2,144,059
19,531		First Community Bancshares, Inc	635,343
8,752	e	First Community Corp	216,612
16,422		First Connecticut Bancorp	510,724
25,822		First Defiance Financial Corp	830,436
118,955		First Financial Bancorp	3,610,284
80,758	e	First Financial Bankshares, Inc	4,570,903
14,536		First Financial Corp	747,150
10,818		First Financial Northwest, Inc	191,046
45,336	*	First Foundation, Inc	712,682
5,815	e	First Guaranty Bancshares, Inc	153,516
9,888		First Internet Bancorp	314,438
42,105		First Interstate Bancsystem, Inc	1,816,831
61,876		First Merchants Corp	2,920,547
14,520		First Mid-Illinois Bancshares, Inc	585,301
128,239		First Midwest Bancorp, Inc	3,420,134
11,534	*	First Northwest Bancorp	186,620
29,949		First of Long Island Corp	652,888
2,224		First Savings Financial Group, Inc	154,012
8,342		First United Corp	155,995
37,892	*	Flagstar Bancorp, Inc	1,290,223
33,981		Flushing Financial Corp	852,243
16,866	*	Franklin Financial Network, Inc	660,304
3,856	e	FS Bancorp, Inc	236,643
214,827		Fulton Financial Corp	3,727,248
26,969		German American Bancorp, Inc	988,144
105,546		Glacier Bancorp, Inc	4,506,814
13,244		Great Southern Bancorp, Inc	782,058
74,061		Great Western Bancorp, Inc	3,099,453
28,136		Green Bancorp, Inc	683,705
3,193	e	Greene County Bancorp, Inc	108,243
242

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

32,792		Guaranty Bancorp	$985,400
9,124		Guaranty Bancshares, Inc	286,129
107,186		Hancock Holding Co	5,386,096
41,945		Hanmi Financial Corp	1,050,722
15,383	*	HarborOne Bancorp, Inc	282,278
37,197		Heartland Financial USA, Inc	2,185,324
51,827		Heritage Commerce Corp	789,325
43,546		Heritage Financial Corp	1,526,287
91,937		Hilltop Holdings, Inc	1,912,290
1,568		Hingham Institution for Savings	346,638
9,547		Home Bancorp, Inc	435,248
201,384		Home Bancshares, Inc	4,670,095
31,331	*	HomeStreet, Inc	927,398
19,706	*	HomeTrust Bancshares, Inc	573,445
163,186		Hope Bancorp, Inc	2,738,261
48,787		Horizon Bancorp	1,025,015
15,950	*	Howard Bancorp, Inc	256,795
70,571		IBERIABANK Corp	5,864,450
11,749	*,e	Impac Mortgage Holdings, Inc	103,626
34,150		Independent Bank Corp (MA)	3,018,860
30,044		Independent Bank Corp (MI)	736,078
27,011		Independent Bank Group, Inc	1,812,438
70,350		International Bancshares Corp	3,127,057
9,633		Investar Holding Corp	258,164
313,502		Investors Bancorp, Inc	3,925,045
125,692		Kearny Financial Corp	1,803,680
57,056		Lakeland Bancorp, Inc	1,106,886
31,719		Lakeland Financial Corp	1,538,054
11,358		LCNB Corp	211,259
60,183		LegacyTexas Financial Group, Inc	2,637,821
9,831	*,e	LendingTree, Inc	2,347,643
1,700	e	Level One Bancorp, Inc	46,750
32,377		Live Oak Bancshares, Inc	921,126
16,274		Luther Burbank Corp	177,061
30,089		Macatawa Bank Corp	369,192
7,526	*	Malvern Bancorp, Inc	186,268
103,897		MB Financial, Inc	5,033,810
21,340		MBT Financial Corp	243,276
18,682		Mercantile Bank Corp	663,585
22,693		Merchants Bancorp	556,205
61,037		Meridian Bancorp, Inc	1,116,977
12,107		Meta Financial Group, Inc	1,082,971
9,563	*	Metropolitan Bank Holding Corp	469,926
467,165	*	MGIC Investment Corp	5,830,219
5,737	e	Mid Penn Bancorp, Inc	188,174
3,056		Middlefield Banc Corp	154,939
28,123		Midland States Bancorp, Inc	947,183
16,830		Midsouth Bancorp, Inc	238,145
13,094		MidWestOne Financial Group, Inc	421,103
7,189		MutualFirst Financial, Inc	276,058
10,265		MVB Financial Corp	169,372
37,266		National Bank Holdings Corp	1,474,988
8,191	e	National Bankshares, Inc	387,025
243

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

19,780	*	National Commerce Corp	$862,408
54,989		NBT Bancorp, Inc	2,212,757
10,506	*	Nicolet Bankshares, Inc	581,507
80,725	*	NMI Holdings, Inc	1,687,153
8,497		Northeast Bancorp	182,261
50,495		Northfield Bancorp, Inc	841,247
8,023		Northrim BanCorp, Inc	323,327
121,108		Northwest Bancshares, Inc	2,182,366
6,749		Norwood Financial Corp	253,762
8,461	e	Oak Valley Bancorp	185,550
60,748		OceanFirst Financial Corp	1,772,019
1,445	e	Oconee Federal Financial Corp	39,318
116,891	*	Ocwen Financial Corp	465,226
58,145		OFG Bancorp	968,114
4,776	e	Ohio Valley Banc Corp	233,546
21,287		Old Line Bancshares, Inc	729,718
188,869		Old National Bancorp	3,673,502
33,981		Old Second Bancorp, Inc	526,706
15,149	*	OP Bancorp	191,332
27,146		Opus Bank	768,232
19,906	e	Origin Bancorp, Inc	808,582
50,949		Oritani Financial Corp	815,184
8,694		Orrstown Financial Services, Inc	228,652
18,242	*	Pacific Mercantile Bancorp	178,772
57,847	*	Pacific Premier Bancorp, Inc	2,140,339
17,032		Park National Corp	1,865,345
7,252		Parke Bancorp, Inc	171,147
21,230		PCSB Financial Corp	417,806
10,723	*	PDL Community Bancorp	162,561
24,285		Peapack Gladstone Financial Corp	798,491
5,474		Penns Woods Bancorp, Inc	249,614
24,193	*	PennyMac Financial Services, Inc	463,296
5,435	e	Peoples Bancorp of North Carolina, Inc	170,605
21,566		Peoples Bancorp, Inc	781,121
8,250		Peoples Financial Services Corp	380,325
18,765		People’s Utah Bancorp	682,108
44,208	*	PHH Corp	480,541
17,733		Preferred Bank	1,103,702
15,076		Premier Financial Bancorp, Inc	286,595
5,138	*	Provident Bancorp, Inc	141,038
79,339		Provident Financial Services, Inc	2,026,318
9,485		Prudential Bancorp, Inc	179,741
17,436		QCR Holdings, Inc	757,594
268,324		Radian Group, Inc	5,138,405
18,989		RBB Bancorp	572,898
60,453		Renasant Corp	2,701,040
11,527		Republic Bancorp, Inc (Class A)	551,797
57,345	*	Republic First Bancorp, Inc	453,026
22,593		Riverview Bancorp, Inc	205,596
42,921		S&T Bancorp, Inc	1,921,144
44,097		Sandy Spring Bancorp, Inc	1,724,634
8,722	e	SB One Bancorp	249,885
58,710	*	Seacoast Banking Corp of Florida	1,720,790
244

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

13,726	*,e	Select Bancorp, Inc	$178,575
58,035		ServisFirst Bancshares, Inc	2,451,979
14,849		Shore Bancshares, Inc	286,883
13,457		SI Financial Group, Inc	187,725
17,208		Sierra Bancorp	508,324
112,934		Simmons First National Corp (Class A)	3,365,433
13,867	*	SmartFinancial, Inc	356,382
45,457		South State Corp	3,804,751
7,594	*	Southern First Bancshares, Inc	333,756
8,658		Southern Missouri Bancorp, Inc	343,203
24,766		Southern National Bancorp of Virginia, Inc	434,396
42,776		Southside Bancshares, Inc	1,466,789
2,540	*,e	Spirit of Texas Bancshares, Inc	55,575
48,527		State Bank & Trust Co	1,526,174
20,142		Sterling Bancorp, Inc	258,220
27,711		Stock Yards Bancorp, Inc	1,057,175
12,499		Summit Financial Group, Inc	319,974
8,884		Territorial Bancorp, Inc	270,962
65,384	*	The Bancorp, Inc	634,879
7,315		Timberland Bancorp, Inc	264,949
18,868		Tompkins Trustco, Inc	1,616,610
82,741		TowneBank	2,672,534
31,961		Trico Bancshares	1,240,726
29,344	*	Tristate Capital Holdings, Inc	862,714
31,306	*	Triumph Bancorp, Inc	1,200,585
123,544		Trustco Bank Corp NY	1,124,250
84,548		Trustmark Corp	2,975,244
56,307		UMB Financial Corp	4,047,910
82,028		Union Bankshares Corp	3,322,954
4,553	e	Union Bankshares, Inc	240,626
127,921		United Bankshares, Inc	4,726,681
98,452		United Community Banks, Inc	2,956,514
64,491		United Community Financial Corp	673,931
65,599		United Financial Bancorp, Inc (New)	1,148,638
15,327		United Security Bancshares	164,765
8,990		Unity Bancorp, Inc	219,356
35,869		Univest Corp of Pennsylvania	979,224
406,530		Valley National Bancorp	4,736,075
30,979	*	Veritex Holdings, Inc	954,773
34,857		Walker & Dunlop, Inc	2,065,626
106,601		Washington Federal, Inc	3,576,464
18,923		Washington Trust Bancorp, Inc	1,106,049
29,608		Waterstone Financial, Inc	503,336
55,981		WesBanco, Inc	2,735,791
18,958		West Bancorporation, Inc	470,158
32,591	e	Westamerica Bancorporation	1,956,112
32,455		Western New England Bancorp, Inc	352,137
715,299	*,h	WMIH Corp	972,807
37,894		WSFS Financial Corp	2,148,590
		TOTAL BANKS	339,232,793

CAPITAL GOODS - 9.7%
51,109		Aaon, Inc	1,929,365
245

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

41,169		AAR Corp	$1,951,822
77,374		Actuant Corp (Class A)	2,209,028
57,098		Advanced Drainage Systems, Inc	1,595,889
39,054	*	Aegion Corp	967,758
88,014	*	Aerojet Rocketdyne Holdings, Inc	2,966,072
27,098	*	Aerovironment, Inc	1,994,684
60,697		Aircastle Ltd	1,258,249
12,691		Alamo Group, Inc	1,180,263
36,377		Albany International Corp (Class A)	2,406,339
9,336		Allied Motion Technologies, Inc	428,336
37,033		Altra Holdings, Inc	1,625,749
27,632	*	Ameresco, Inc	370,269
9,220	e	American Railcar Industries, Inc	420,155
18,224	*	American Woodmark Corp	1,520,793
35,037		Apogee Enterprises, Inc	1,778,478
47,729		Applied Industrial Technologies, Inc	3,562,970
19,119		Argan, Inc	734,170
26,767	*	Armstrong Flooring, Inc	349,845
29,326		Astec Industries, Inc	1,440,786
27,190	*	Astronics Corp	1,115,062
48,182	*	Atkore International Group, Inc	1,139,986
65,307	*	Axon Enterprise, Inc	4,436,305
33,137		AZZ, Inc	1,796,025
39,587	*	Babcock & Wilcox Enterprises, Inc	85,112
60,968		Barnes Group, Inc	4,136,679
84,988	*	Beacon Roofing Supply, Inc	3,576,295
21,344	*,e	Blue Bird Corp	481,307
10,870	*	BlueLinx Holdings, Inc	370,341
84,262	*	BMC Stock Holdings, Inc	1,853,764
55,066		Briggs & Stratton Corp	974,118
142,552	*	Builders FirstSource, Inc	2,555,957
31,502	e	Caesarstone Sdot-Yam Ltd	496,156
24,964	*	CAI International, Inc	573,173
38,222	*	Chart Industries, Inc	2,984,756
19,516	e	CIRCOR International, Inc	865,535
27,443		Columbus McKinnon Corp	1,129,554
46,628		Comfort Systems USA, Inc	2,590,185
36,898	*	Commercial Vehicle Group, Inc	258,655
46,383	*	Continental Building Products Inc	1,479,618
19,259	*	CSW Industrials, Inc	1,044,801
31,803		Cubic Corp	2,165,784
17,955		DMC Global, Inc	737,053
27,603		Douglas Dynamics, Inc	1,355,307
14,962	*	Ducommun, Inc	498,683
20,886	*	DXP Enterprises, Inc	863,427
38,238	*	Dycom Industries, Inc	3,409,300
6,567		Eastern Co	193,726
72,971		EMCOR Group, Inc	5,615,118
26,572		Encore Wire Corp	1,295,385
28,419	*,e	Energous Corp	389,909
43,763	*,e	Energy Recovery, Inc	354,043
52,412		EnerSys	4,301,453
23,850	*	Engility Holdings, Inc	825,210
246

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

105,554	*,e	Enphase Energy, Inc	$628,046
25,959		EnPro Industries, Inc	1,983,008
4,110	e	EnviroStar, Inc	164,811
32,683		ESCO Technologies, Inc	2,034,517
32,430	*	Esterline Technologies Corp	2,766,279
96,371	*	Evoqua Water Technologies Corp	2,056,557
75,107		Federal Signal Corp	1,783,791
20,358	*	Foundation Building Materials, Inc	294,987
58,266		Franklin Electric Co, Inc	2,881,254
14,079		Freightcar America, Inc	257,786
99,436	*,e	FuelCell Energy, Inc	129,267
47,269		GATX Corp	3,892,129
9,606	*	Gencor Industries, Inc	144,090
74,733	*	Generac Holdings, Inc	4,016,899
11,903	*	General Finance Corp	163,071
41,074	*	Gibraltar Industries, Inc	1,784,665
26,629		Global Brass & Copper Holdings, Inc	877,426
39,745	*	GMS, Inc	1,042,909
22,860		Gorman-Rupp Co	865,022
11,311		Graham Corp	301,212
54,713		Granite Construction, Inc	2,951,766
71,430	*	Great Lakes Dredge & Dock Corp	385,722
40,138		Greenbrier Cos, Inc	2,273,818
34,452		Griffon Corp	616,691
40,955		H&E Equipment Services, Inc	1,506,734
100,939	*	Harsco Corp	2,558,804
61,751	*	HC2 Holdings, Inc	356,921
29,601	*	Herc Holdings, Inc	1,681,929
78,221		Hillenbrand, Inc	3,926,694
7,214		Hurco Cos, Inc	319,580
13,296		Hyster-Yale Materials Handling, Inc	874,345
10,618	*	IES Holdings, Inc	190,593
20,916	*,e	Infrastructure and Energy Alternatives, Inc	213,343
23,557		Insteel Industries, Inc	968,899
88,469	*	JELD-WEN Holding, Inc	2,427,589
38,849		John Bean Technologies Corp	4,296,699
14,220		Kadant, Inc	1,373,652
33,697		Kaman Corp	2,231,415
176,864		KBR, Inc	3,533,743
102,034		Kennametal, Inc	3,975,245
56,510	*,e	KEYW Holding Corp, The	501,244
62,393	*	KLX, Inc	4,557,809
113,975	*,e	Kratos Defense & Security Solutions, Inc	1,472,557
7,652	*	Lawson Products, Inc	206,987
11,932	*	LB Foster Co (Class A)	292,931
13,094		Lindsay Corp	1,232,669
22,075	*	Lydall, Inc	1,024,280
17,733	*	Manitex International, Inc	215,101
43,111	*	Manitowoc Co, Inc	1,142,010
35,006	*	Masonite International Corp	2,389,159
80,391	*	Mastec, Inc	3,742,201
70,655		Maxar Technologies Ltd	3,459,975
59,384	*	Mercury Systems, Inc	2,478,094
247

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

105,713	*	Meritor, Inc	$2,177,688
89,033	*	Milacron Holdings Corp	1,856,338
11,589		Miller Industries, Inc	301,893
40,231		Moog, Inc (Class A)	3,017,727
106,715	*	MRC Global, Inc	2,417,095
70,926		Mueller Industries, Inc	2,348,360
194,620		Mueller Water Products, Inc (Class A)	2,403,557
20,915	*	MYR Group, Inc	771,554
6,599	e	National Presto Industries, Inc	822,565
61,552	*	Navistar International Corp	2,651,045
51,888	*	NCI Building Systems, Inc	827,614
40,007	*	Nexeo Solutions, Inc	363,264
35,386		NN, Inc	760,799
11,136	*	Northwest Pipe Co	217,820
137,619	*	NOW, Inc	2,057,404
10,139	*	NV5 Holdings, Inc	763,467
3,308		Omega Flex, Inc	305,262
32,235	*	Orion Marine Group, Inc	295,595
29,415	*	Patrick Industries, Inc	1,801,669
59,618	*	PGT, Inc	1,430,832
261,676	*,e	Plug Power, Inc	523,352
11,025		Powell Industries, Inc	404,066
3,590		Preformed Line Products Co	315,202
53,978		Primoris Services Corp	1,457,946
33,704	*	Proto Labs, Inc	4,201,204
44,769		Quanex Building Products Corp	792,411
44,451		Raven Industries, Inc	1,724,699
29,366	*	RBC Bearings, Inc	4,269,229
39,770	e	REV Group, Inc	682,851
130,877	*	Rexnord Corp	3,957,720
6,213	*	Rush Enterprises, Inc	279,523
38,744	*	Rush Enterprises, Inc (Class A)	1,746,967
51,784		Simpson Manufacturing Co, Inc	3,778,161
50,118	*	SiteOne Landscape Supply, Inc	4,468,521
14,988	*	Sparton Corp	223,771
54,842	*	SPX Corp	2,034,638
53,385	*	SPX FLOW, Inc	2,536,855
16,262		Standex International Corp	1,685,556
36,242	*	Sterling Construction Co, Inc	486,730
36,569		Sun Hydraulics Corp	1,903,782
121,149	*,e	Sunrun, Inc	1,713,047
22,594		Tennant Co	1,838,022
37,059	*	Textainer Group Holdings Ltd	589,238
41,037	*	Thermon Group Holdings	1,028,798
65,779		Titan International, Inc	696,600
27,422	*	Titan Machinery, Inc	415,169
17,769	*	TPI Composites, Inc	547,641
73,335	*	Trex Co, Inc	5,701,063
57,348	*	Trimas Corp	1,697,501
66,280		Triton International Ltd	2,333,056
61,081		Triumph Group, Inc	1,273,539
46,181	*	Tutor Perini Corp	854,348
9,908	*	Twin Disc, Inc	259,689
248

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

75,390		Universal Forest Products, Inc	$2,777,368
15,852	*	Vectrus, Inc	497,911
15,341	*	Veritiv Corp	587,560
22,660	*	Vicor Corp	1,304,083
71,436		Wabash National Corp	1,414,433
34,868		Watts Water Technologies, Inc (Class A)	2,982,957
66,083	*	Wesco Aircraft Holdings, Inc	789,692
3,809	*	Willis Lease Finance Corp	118,917
39,774	*	Willscot Corp	664,226
67,442		Woodward Governor Co	5,611,849
		TOTAL CAPITAL GOODS	274,847,166

COMMERCIAL & PROFESSIONAL SERVICES - 4.0%
83,514		ABM Industries, Inc	2,605,637
57,359	*	Acacia Research (Acacia Technologies)	217,964
133,817		ACCO Brands Corp	1,712,858
91,442	*	Advanced Disposal Services, Inc	2,249,473
8,519		Barrett Business Services, Inc	782,726
11,256		BG Staffing, Inc	296,033
58,651		Brady Corp (Class A)	2,243,401
63,305		Brink’s Co	5,054,904
51,880	*	Casella Waste Systems, Inc (Class A)	1,429,813
63,604	*	CBIZ, Inc	1,399,288
34,683		Ceco Environmental Corp	238,272
27,414	*	Cimpress NV	4,004,363
1,670		Compx International, Inc	21,209
145,670		Covanta Holding Corp	2,622,060
9,820		CRA International, Inc	531,458
59,419		Deluxe Corp	3,501,562
144,544	*,†,m	Dyax Corp	160,444
33,641		Ennis, Inc	731,692
49,764		Essendant, Inc	827,575
64,637		Exponent, Inc	3,160,749
13,702		Forrester Research, Inc	633,717
11,828	*	Franklin Covey Co	302,205
47,061	*	FTI Consulting, Inc	3,715,937
14,730	*	GP Strategies Corp	278,397
92,147	e	Healthcare Services Group	3,709,838
24,278		Heidrick & Struggles International, Inc	992,970
17,579	*	Heritage-Crystal Clean, Inc	423,654
74,192		Herman Miller, Inc	2,808,167
59,794	*	Hill International, Inc	328,867
55,481		HNI Corp	2,400,663
27,997	*	Huron Consulting Group, Inc	1,222,069
23,201		ICF International, Inc	1,708,754
53,029	*	Innerworkings, Inc	469,837
47,575		Insperity, Inc	4,524,382
75,049		Interface, Inc	1,681,098
40,214		Kelly Services, Inc (Class A)	976,798
29,909		Kforce, Inc	1,130,560
42,894		Kimball International, Inc (Class B)	692,738
61,382		Knoll, Inc	1,384,164
70,189		Korn/Ferry International	4,631,070
249

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

43,450		LSC Communications, Inc	$652,619
38,870		Matthews International Corp (Class A)	2,042,619
30,762		McGrath RentCorp	1,826,648
122,474	*,†,m	Media General, Inc	0
24,320	*	Mistras Group, Inc	511,693
55,826		Mobile Mini, Inc	2,380,979
42,396		MSA Safety, Inc	4,276,908
16,929		Multi-Color Corp	1,123,239
56,853	*	Navigant Consulting, Inc	1,237,121
9,268	*	NL Industries, Inc	79,241
63,599	*	On Assignment, Inc	5,742,990
239,136		Pitney Bowes, Inc	2,087,657
40,556		Quad Graphics, Inc	833,831
38,494		Resources Connection, Inc	612,055
96,389		RR Donnelley & Sons Co	568,695
29,849	*	SP Plus Corp	1,164,111
103,544		Steelcase, Inc (Class A)	1,423,730
15,829		Systemax, Inc	707,873
37,961	*,e	Team, Inc	827,550
69,936		Tetra Tech, Inc	4,252,109
54,598	*	TriNet Group, Inc	2,940,102
53,148	*	TrueBlue, Inc	1,437,653
19,044		Unifirst Corp	3,564,085
28,015		US Ecology, Inc	1,899,417
25,834		Viad Corp	1,482,872
10,321		VSE Corp	444,835
50,017	*	WageWorks, Inc	2,640,898
11,159	*	Willdan Group, Inc	311,113
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	114,880,009

CONSUMER DURABLES & APPAREL - 2.6%
45,722		Acushnet Holdings Corp	1,105,101
68,521	*	American Outdoor Brands Corp	648,894
12,138		Bassett Furniture Industries, Inc	303,450
37,278	*	Beazer Homes USA, Inc	477,531
119,147		Callaway Golf Co	2,292,388
10,791	*	Cavco Industries, Inc	2,292,548
31,422	*	Century Communities, Inc	958,371
24,098	*	Clarus Corp	216,882
83,425	*	CROCS, Inc	1,510,827
12,782		Culp, Inc	316,994
39,554	*	Deckers Outdoor Corp	4,462,878
12,451		Escalade, Inc	166,843
29,152		Ethan Allen Interiors, Inc	655,920
8,919		Flexsteel Industries, Inc	319,568
58,070	*	Fossil Group, Inc	1,521,434
54,330	*	G-III Apparel Group Ltd	2,482,881
139,148	*,e	GoPro, Inc	812,624
27,060	*	Green Brick Partners, Inc	262,482
7,853		Hamilton Beach Brands Holding Co	199,466
33,305	*	Helen of Troy Ltd	3,815,088
14,989		Hooker Furniture Corp	675,254
147,864	*	Hovnanian Enterprises, Inc (Class A)	232,146
250

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

27,677	*	Installed Building Products Inc	$1,511,164
34,026	*,e	iRobot Corp	2,696,561
6,565		Johnson Outdoors, Inc	532,225
104,855		KB Home	2,490,306
59,251		La-Z-Boy, Inc	1,807,156
24,009	*,e	LGI Homes, Inc	1,241,025
11,479		Lifetime Brands, Inc	139,470
36,856	*	M/I Homes, Inc	953,096
25,873	*	Malibu Boats Inc	972,566
9,223		Marine Products Corp	171,363
24,553	*	MCBC Holdings, Inc	612,843
56,567		MDC Holdings, Inc	1,642,706
49,112	*	Meritage Homes Corp	2,119,183
19,198		Movado Group, Inc	956,060
4,690		Nacco Industries, Inc (Class A)	154,770
41,330	*	Nautilus, Inc	588,953
16,885	*	New Home Co Inc	155,680
20,912		Oxford Industries, Inc	1,926,413
15,421	*	Perry Ellis International, Inc	432,405
8,337		Rocky Brands, Inc	215,511
54,687	*,e	Roku, Inc	2,483,884
8,390		Skyline Corp	215,455
71,818		Steven Madden Ltd	3,881,763
21,376	e	Sturm Ruger & Co, Inc	1,158,579
10,648		Superior Uniform Group, Inc	223,182
140,788	*	Taylor Morrison Home Corp	2,749,590
44,817	*	TopBuild Corp	3,329,007
189,385	*	TRI Pointe Homes, Inc	2,683,585
64,665		Tupperware Corp	2,373,852
9,612	*,e	Turtle Beach Corp	261,350
20,710	*	Unifi, Inc	624,821
16,526	*	Universal Electronics, Inc	577,584
27,669	*	Vera Bradley, Inc	367,721
70,639	*	Vista Outdoor, Inc	1,147,177
28,735	*	Vuzix Corp	178,157
40,586	*	William Lyon Homes, Inc	885,992
114,301		Wolverine World Wide, Inc	4,043,969
36,584	*	Zagg, Inc	545,102
		TOTAL CONSUMER DURABLES & APPAREL	74,779,796

CONSUMER SERVICES - 3.9%
75,803	*	Adtalem Global Education, Inc	4,135,054
20,694	*	American Public Education, Inc	912,605
89,451		BBX Capital Corp	780,013
109,332	*	Belmond Ltd.	1,229,985
117	*	Biglari Holdings, Inc (A Shares)	114,358
1,170	*	Biglari Holdings, Inc (B Shares)	221,633
25,886		BJ’s Restaurants, Inc	1,637,289
106,375		Bloomin’ Brands, Inc	2,057,292
12,062	e	Bluegreen Vacations Corp	310,114
20,371	*	Bojangles’, Inc	267,879
103,200		Boyd Gaming Corp	3,854,520
53,617	e	Brinker International, Inc	2,529,114
251

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

23,350	*	Cambium Learning Group, Inc	$276,931
14,805		Capella Education Co	1,539,720
84,382	*	Career Education Corp	1,552,629
18,014		Carriage Services, Inc	450,170
45,540	*	Carrols Restaurant Group, Inc	660,330
32,974	*	Century Casinos, Inc	268,738
52,166	e	Cheesecake Factory	2,922,861
132,613	*	Chegg, Inc	3,673,380
14,759		Churchill Downs, Inc	4,220,336
21,936	*	Chuy’s Holdings, Inc	694,274
24,337	e	Cracker Barrel Old Country Store, Inc	3,565,249
49,908	*	Dave & Buster’s Entertainment, Inc	2,452,978
25,732	*	Del Frisco’s Restaurant Group, Inc	220,009
38,713	*	Del Taco Restaurants, Inc	500,946
81,832	*	Denny’s Corp	1,190,656
21,485		DineEquity, Inc	1,526,080
77,227	*	Drive Shack, Inc	478,807
29,966	*	El Pollo Loco Holdings, Inc	347,606
82,239	*	Eldorado Resorts, Inc	3,523,941
3,992	*	Empire Resorts, Inc	55,289
30,326	*	Fiesta Restaurant Group, Inc	880,970
23,503	*	Golden Entertainment, Inc	731,648
23,667	*	Habit Restaurants, Inc	300,571
126,527	*	Houghton Mifflin Harcourt Co	803,446
131,318		ILG, Inc	4,508,147
29,603		International Speedway Corp (Class A)	1,281,810
16,109	*	J Alexander’s Holdings, Inc	172,366
36,921		Jack in the Box, Inc	3,110,225
49,673	*	K12, Inc	812,650
61,586	*	Laureate Education, Inc	912,089
23,604	*	Lindblad Expeditions Holdings, Inc	312,517
26,905	e	Marriott Vacations Worldwide Corp	3,204,655
14,331	*	Monarch Casino & Resort, Inc	683,159
3,345		Nathan’s Famous, Inc	328,646
20,119	*,e	Noodles & Co	210,244
27,629	e	Papa John’s International, Inc	1,159,313
107,364	*	Penn National Gaming, Inc	3,441,016
64,377	*	Pinnacle Entertainment, Inc	2,139,891
111,377		Planet Fitness, Inc	5,292,635
19,546	*	PlayAGS, Inc	558,038
27,002	*	Potbelly Corp	334,825
10,626		RCI Hospitality Holdings, Inc	344,601
20,975	*	Red Lion Hotels Corp	262,188
17,053	*	Red Robin Gourmet Burgers, Inc	806,607
87,170		Red Rock Resorts, Inc	3,080,588
46,742	*	Regis Corp	816,115
37,954		Ruth’s Chris Steak House, Inc	1,098,768
68,601	*	Scientific Games Corp (Class A)	3,296,278
67,117	*,e	SeaWorld Entertainment, Inc	1,429,592
30,090	*,e	Shake Shack, Inc	1,875,510
44,793	e	Sonic Corp	1,574,474
47,306	*	Sotheby’s (Class A)	2,512,422
13,226		Speedway Motorsports, Inc	233,439
252

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

13,851	*	Strategic Education Inc	$1,632,202
85,119		Texas Roadhouse, Inc (Class A)	5,348,878
17,676	*	Town Sports International Holdings, Inc	190,901
48,708	*	Weight Watchers International, Inc	4,360,827
37,077		Wingstop, Inc	1,829,750
21,808	*,e	Zoe’s Kitchen, Inc	212,628
		TOTAL CONSUMER SERVICES	110,255,415

DIVERSIFIED FINANCIALS - 3.1%
36,508		AG Mortgage Investment Trust	713,001
127,054		Anworth Mortgage Asset Corp	640,352
154,611		Apollo Commercial Real Estate Finance, Inc	2,951,524
66,361		Arbor Realty Trust, Inc	754,525
37,997		Ares Commercial Real Estate Corp	536,518
33,235	e	Arlington Asset Investment Corp (Class A)	349,632
54,639	*	ARMOUR Residential REIT, Inc	1,298,769
58,634		Artisan Partners Asset Management, Inc	2,019,941
931	*,e	Ashford, Inc	78,893
3,336	e	Associated Capital Group, Inc	124,266
23,987		B. Riley Financial, Inc	525,315
41,045		Banco Latinoamericano de Exportaciones S.A. (Class E)	975,640
127,133		Blackstone Mortgage Trust, Inc	4,213,188
82,969	*	Cannae Holdings, Inc	1,514,184
117,027		Capstead Mortgage Corp	979,516
18,296		Cherry Hill Mortgage Investment Corp	337,012
28,865		Cohen & Steers, Inc	1,209,155
106,398		Colony Credit Real Estate, Inc	2,262,021
34,228	*,e	Cowen Group, Inc	537,380
12,196	*	Curo Group Holdings Corp	317,462
4,420		Diamond Hill Investment Group, Inc	847,491
43,644	*	Donnelley Financial Solutions, Inc	907,795
77,709		Dynex Capital, Inc	516,765
26,873	*	Elevate Credit, Inc	250,456
31,737	*,e	Encore Capital Group, Inc	1,145,706
40,618	*	Enova International, Inc	1,259,158
43,510		Exantas Capital Corp	456,420
62,156	*,e	Ezcorp, Inc (Class A)	711,686
121,761		Federated Investors, Inc (Class B)	2,946,616
182,764	*	FGL Holdings	1,648,531
56,033		FirstCash, Inc	4,549,880
42,779	e	Gain Capital Holdings, Inc	291,325
3,706		GAMCO Investors, Inc (Class A)	90,760
54,753		Granite Point Mortgage Trust, Inc	1,040,307
17,588		Great Ajax Corp	235,152
59,842	*	Green Dot Corp	4,746,667
27,951	e	Greenhill & Co, Inc	913,998
18,202		Hamilton Lane, Inc	891,352
36,398		Houlihan Lokey, Inc	1,789,326
19,379	*	INTL FCStone, Inc	1,038,521
139,299		Invesco Mortgage Capital, Inc	2,310,970
39,126		Investment Technology Group, Inc	866,641
8,147		iShares Russell 2000 Index Fund	1,351,343
21,594		KKR Real Estate Finance Trust, Inc	447,428
253

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

111,325		Ladder Capital Corp	$1,780,087
127,467		Ladenburg Thalmann Financial Services, Inc	432,113
399,365	*	LendingClub Corp	1,645,384
11,119		Marlin Business Services Corp	342,465
47,685		Moelis & Co	3,032,766
53,541		MTGE Investment Corp	1,073,497
23,332		Nelnet, Inc (Class A)	1,371,455
145,853		New York Mortgage Trust, Inc	905,747
35,784	*,†,m	NewStar Financial, Inc	17,615
99,653		OM Asset Management plc	1,420,055
64,425	*	On Deck Capital, Inc	440,667
11,751		Oppenheimer Holdings, Inc	347,242
70,902		Orchid Island Capital, Inc	576,433
73,134		PennyMac Mortgage Investment Trust	1,410,755
27,062		Pico Holdings, Inc	327,450
17,926		Piper Jaffray Cos	1,386,576
24,329		PJT Partners, Inc	1,464,849
56,411	*,e	PRA Group, Inc	2,211,311
19,726		Pzena Investment Management, Inc (Class A)	192,328
94,980		Redwood Trust, Inc	1,596,614
12,014	*	Regional Management Corp	398,504
23,190	*	Safeguard Scientifics, Inc	264,366
9,050	*,e	Siebert Financial Corp	134,935
8,405		Silvercrest Asset Management Group, Inc	146,667
86,938		Stifel Financial Corp	4,792,892
42,023		TPG RE Finance Trust, Inc	866,514
1,276		Value Line, Inc	29,106
8,459		Virtus Investment Partners, Inc	1,127,162
99,853	e	Waddell & Reed Financial, Inc (Class A)	2,067,956
50,741		Western Asset Mortgage Capital Corp	561,703
9,732		Westwood Holdings Group, Inc	568,057
151,288		WisdomTree Investments, Inc	1,322,257
7,626	*	World Acceptance Corp	761,914
24,521		ZAIS Financial Corp	409,501
		TOTAL DIVERSIFIED FINANCIALS	89,019,531

ENERGY - 4.8%
203,499	*	Abraxas Petroleum Corp	529,097
2,617		Adams Resources & Energy, Inc	104,680
117,034	*	Alta Mesa Resources, Inc	706,885
29,575	*	Amyris, Inc	203,180
50,922	*,e	Approach Resources, Inc	117,121
23,806		Arch Coal, Inc	2,013,750
157,624		Archrock, Inc	2,151,568
43,529	*	Ardmore Shipping Corp	293,821
27,059	*	Basic Energy Services, Inc	305,226
24,238	*	Bonanza Creek Energy, Inc	901,654
43,251	*	Bristow Group, Inc	604,649
78,719	*	C&J Energy Services, Inc	1,831,004
45,826	*	Cactus, Inc	1,499,427
56,799	*,e	California Resources Corp	2,068,052
281,925	*	Callon Petroleum Co	3,033,513
27,152	*,e	CARBO Ceramics, Inc	253,328
254

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

98,580	*	Carrizo Oil & Gas, Inc	$2,777,984
180,996	*	Clean Energy Fuels Corp	515,839
86,813	*	Cloud Peak Energy, Inc	226,582
36,231	*	CONSOL Energy, Inc	1,508,297
38,828	*,e	Covia Holdings Corp	700,069
21,060	e	CVR Energy, Inc	827,447
25,756	*	Dawson Geophysical Co	201,154
103,469		Delek US Holdings, Inc	5,516,967
552,016	*	Denbury Resources, Inc	2,489,592
124,521		DHT Holdings, Inc	529,214
81,115	*,e	Diamond Offshore Drilling, Inc	1,557,408
33,816	*	Dorian LPG Ltd	287,436
46,462	*	Dril-Quip, Inc	2,395,116
24,651	*	Earthstone Energy, Inc	240,101
102,621	*	Eclipse Resources Corp	165,220
89,329	*,e	Energy Fuels, Inc	263,521
40,704	*	Energy XXI Gulf Coast, Inc	364,301
44,712	*,e	EP Energy Corp	96,131
23,812	*	Era Group, Inc	336,464
32,073		Evolution Petroleum Corp	344,785
40,761	*	Exterran Corp	1,129,895
102,269	*	Forum Energy Technologies, Inc	1,344,837
89,335	e	Frank’s International NV	753,094
89,961	e	Frontline Ltd	459,701
31,686	*	FTS International, Inc	380,232
52,462		GasLog Ltd	883,985
119,737		Golar LNG Ltd	3,114,359
10,568	*	Goodrich Petroleum Corp	133,262
48,083		Green Plains Renewable Energy, Inc	798,178
4,530	*,e	Gulfmark Offshore, Inc	170,736
219,237	*	Gulfport Energy Corp	2,523,418
163,741	*,e	Halcon Resources Corp	640,227
17,984		Hallador Energy Co	126,068
175,641	*	Helix Energy Solutions Group, Inc	1,758,166
139,241	*	HighPoint Resources Corp	910,636
39,698	*	Independence Contract Drilling, Inc	159,983
26,577	*	International Seaways, Inc	578,581
12,974	*	ION Geophysical Corp	332,134
815	*,e	Isramco, Inc	96,170
78,344	*,e	Jagged Peak Energy, Inc	1,120,319
67,242	*	Keane Group, Inc	948,785
12,112	*	Key Energy Services, Inc	202,997
189,824	*	Laredo Petroleum Holdings, Inc	1,769,160
21,367	*,e	Liberty Oilfield Services, Inc	418,793
64,350	*,e	Lilis Energy, Inc	301,801
11,876	*,e	Mammoth Energy Services, Inc	442,025
124,105	*	Matador Resources Co	4,157,517
35,420	*	Matrix Service Co	706,629
222,749	*	McDermott International, Inc	4,011,709
21,768	*	Midstates Petroleum Co, Inc	285,378
14,645	*	Natural Gas Services Group, Inc	323,654
12,987	*,e	NCS Multistage Holdings, Inc	205,974
107,285	*	Newpark Resources, Inc	1,185,499
255

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

9,330	*	NextDecade Corp	$60,365
9,400	*	Nine Energy Service, Inc	274,574
301,051	*	Noble Corp plc	1,758,138
189,538	e	Nordic American Tanker Shipping	426,460
131,771	*,e	Northern Oil And Gas, Inc	490,188
334,553	*	Oasis Petroleum, Inc	4,088,238
69,170	*	Ocean Rig UDW, Inc	1,939,527
123,986		Oceaneering International, Inc	3,392,257
72,758	*	Oil States International, Inc	2,539,254
69,556	*	Overseas Shipholding Group, Inc	250,402
18,403		Panhandle Oil and Gas, Inc (Class A)	375,421
37,839	*	Par Pacific Holdings, Inc	662,561
82,109	*	PDC Energy, Inc	5,171,225
100,267		Peabody Energy Corp	4,260,345
16,155	*	Penn Virginia Corp	1,365,421
13,161	*	PHI, Inc	109,368
102,039	*	Pioneer Energy Services Corp	336,729
28,861	*	Profire Energy, Inc	100,436
86,509	*	ProPetro Holding Corp	1,422,208
7,077	*,e	Quintana Energy Services, Inc	51,450
45,105	*	Renewable Energy Group, Inc	769,040
27,718	*,e	Resolute Energy Corp	852,051
6,817	*	Rex American Resources Corp	524,909
15,435	*	RigNet, Inc	189,850
69,854	*	Ring Energy, Inc	863,395
2,865	*,e	Rosehill Resources, Inc	25,155
160,786	*	Rowan Cos plc	2,328,181
101,466	*,e	Sanchez Energy Corp	451,524
40,933	*	SandRidge Energy, Inc	668,027
358,320		Scorpio Tankers, Inc	770,388
20,278	*	SEACOR Holdings, Inc	1,070,070
22,140	*	SEACOR Marine Holdings, Inc	560,142
55,100	*	Select Energy Services, Inc	841,928
99,995		SemGroup Corp	2,514,874
107,455	e	Ship Finance International Ltd	1,563,470
8,148	*	SilverBow Resources, Inc	248,270
29,965	*,e	Smart Sand, Inc	173,797
31,771	*	Solaris Oilfield Infrastructure, Inc	498,487
733,643	*	Southwestern Energy Co	3,770,925
303,534	*	SRC Energy, Inc	3,436,005
191,358	*	Superior Energy Services	1,882,963
27,145	*	Talos Energy, Inc	1,008,165
82,534	e	Teekay Corp	575,262
294,434	e	Teekay Tankers Ltd (Class A)	279,271
109,210	*,e	Tellurian, Inc	852,930
148,556	*	Tetra Technologies, Inc	640,276
29,224	*,e	Tidewater, Inc	1,003,260
194,970	*,e	Ultra Petroleum Corp	345,097
67,018	*	Unit Corp	1,668,748
209,020	*,e	Uranium Energy Corp	344,883
97,619	e	US Silica Holdings Inc	2,631,808
119,945	*	W&T Offshore, Inc	832,418
33,469	*	WildHorse Resource Development Corp	733,975

256

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

81,771		World Fuel Services Corp	$2,275,687
65,032	*,e	Zion Oil & Gas, Inc	200,949
		TOTAL ENERGY	136,805,232

FOOD & STAPLES RETAILING - 0.6%
36,075		Andersons, Inc	1,271,644
26,708	*	Chefs’ Warehouse Holdings, Inc	719,781
16,394		Ingles Markets, Inc (Class A)	487,721
11,393	*	Natural Grocers by Vitamin C	151,185
127,691	*	Performance Food Group Co	4,577,722
27,804		Pricesmart, Inc	2,272,977
1,327,020	*,e	Rite Aid Corp	2,667,310
26,085	*	Smart & Final Stores, Inc	153,902
45,686		Spartan Stores, Inc	1,094,637
49,285	*,e	SUPERVALU, Inc	1,592,891
62,823	*	United Natural Foods, Inc	2,022,901
9,198		Village Super Market (Class A)	247,702
12,577		Weis Markets, Inc	643,062
		TOTAL FOOD & STAPLES RETAILING	17,903,435

FOOD, BEVERAGE & TOBACCO - 1.5%
141,771	*,e	22nd Century Group, Inc	354,428
3,815		Alico, Inc	122,080
10,238	*	Alliance One International, Inc	167,903
81,765	e	B&G Foods, Inc (Class A)	2,567,421
10,502	*	Boston Beer Co, Inc (Class A)	2,887,525
20,229	e	Calavo Growers, Inc	1,871,183
39,900	*	Cal-Maine Foods, Inc	1,795,500
102,357	*,e	Castle Brands, Inc	125,899
27,868	*,e	Celsius Holdings, Inc	118,996
6,127		Coca-Cola Bottling Co Consolidated	889,150
15,091	*	Craft Brewers Alliance, Inc	298,802
203,802	*	Darling International, Inc	4,094,382
113,908		Dean Foods Co	1,118,577
12,253	*	Farmer Bros Co	353,499
38,913		Fresh Del Monte Produce, Inc	1,412,542
32,021	*,e	Freshpet, Inc	928,609
126,439	*	Hostess Brands, Inc	1,771,410
18,834		J&J Snack Foods Corp	2,730,177
11,163		John B. Sanfilippo & Son, Inc	858,100
23,597		Lancaster Colony Corp	3,422,273
31,585	*	Landec Corp	442,190
14,621		Limoneira Co	398,568
16,621	e	MGP Ingredients, Inc	1,364,086
14,516		National Beverage Corp	1,531,583
33,122	*	Primo Water Corp	581,291
25,735	e	Sanderson Farms, Inc	2,594,860
8,108	*	Seneca Foods Corp	218,511
73,586	*	Simply Good Foods Co	1,227,415
20,327	e	Tootsie Roll Industries, Inc	607,777
11,016		Turning Point Brands, Inc	368,595
31,553		Universal Corp	2,180,312
122,756	e	Vector Group Ltd	2,264,848
		TOTAL FOOD, BEVERAGE & TOBACCO	41,668,492
257

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 6.4%
22,494	*,e	AAC Holdings, Inc	$233,713
27,658		Abaxis, Inc	2,295,614
113,532	*	Accuray, Inc	437,098
10,397	*	Addus HomeCare Corp	687,762
224,061	*	Allscripts Healthcare Solutions, Inc	2,742,507
36,216	*	Amedisys, Inc	3,390,904
15,955	*	American Renal Associates Holdings, Inc	256,716
58,882	*	AMN Healthcare Services, Inc	3,562,361
46,404	*	Angiodynamics, Inc	980,981
16,710	*	Anika Therapeutics, Inc	668,901
200,414	*	Antares Pharma, Inc	535,105
30,224	*	Apollo Medical Holdings, Inc	730,816
40,910	*	AtriCure, Inc	1,172,071
1,877		Atrion Corp	1,291,376
58,715	*	Avanos Medical, Inc	3,241,068
42,205	*	AxoGen, Inc	1,896,060
154,398	*,e	BioScrip, Inc	409,155
40,647	*	BioTelemetry, Inc	2,133,967
237,100	*	Brookdale Senior Living, Inc	2,273,789
28,891	*	Capital Senior Living Corp	288,621
40,075	*	Cardiovascular Systems, Inc	1,520,045
93,933	*	Castlight Health, Inc	309,979
163,082	*	Cerus Corp	1,208,438
23,908	*	Civitas Solutions, Inc	390,896
113,135	*,e	Community Health Systems, Inc	377,871
15,932	e	Computer Programs & Systems, Inc	497,078
31,963		Conmed Corp	2,365,262
11,151	*	Corvel Corp	639,510
49,904	*	Cotiviti Holdings, Inc	2,227,715
48,155	*	Cross Country Healthcare, Inc	564,858
46,239	*	CryoLife, Inc	1,377,922
30,511	*,e	CryoPort, Inc	450,342
17,592	*	Cutera, Inc	703,680
34,641	*	CytoSorbents Corp	415,692
72,471	*	Diplomat Pharmacy, Inc	1,505,947
109,817	*	Endologix, Inc	558,969
62,361		Ensign Group, Inc	2,249,361
85,726	*,e	Evolent Health, Inc	1,731,665
7,193	*	FONAR Corp	187,737
83,287	*	Genesis Health Care, Inc	125,763
63,403	*	GenMark Diagnostics, Inc	423,532
42,286	*,e	Glaukos Corp	1,759,520
88,935	*	Globus Medical, Inc	4,578,374
67,432	*	Haemonetics Corp	6,584,060
68,085	*	HealthEquity, Inc	5,140,417
33,502		HealthStream, Inc	940,736
19,882	*,e	Helius Medical Technologies, Inc	182,119
8,127	*	Heska Corp	814,732
105,484	*	HMS Holdings Corp	2,524,232
21,923	*	Inogen Inc	4,368,158
258

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

88,655	*,e	Inovalon Holdings, Inc	$944,176
9,559	*,e	Inspire Medical Systems, Inc	428,243
38,883	*	Integer Holding Corp	2,778,190
7,447	*	IntriCon Corp	432,671
40,202		Invacare Corp	717,606
4,272	*	iRadimed Corp	98,256
29,994	*	iRhythm Technologies, Inc	2,266,047
50,830	*	K2M Group Holdings, Inc	1,035,407
45,321	*	Lantheus Holdings, Inc	654,888
19,311		LeMaitre Vascular, Inc	695,196
38,575	*	LHC Group, Inc	3,320,536
43,368	*	LifePoint Hospitals, Inc	2,810,246
61,118	*	LivaNova plc	6,730,925
30,897	*	Magellan Health Services, Inc	2,247,757
72,460	*	Medidata Solutions, Inc	5,384,503
54,231		Meridian Bioscience, Inc	856,850
61,338	*	Merit Medical Systems, Inc	3,330,653
20,810	*,e	NantHealth, Inc	67,216
15,986		National Healthcare Corp	1,152,271
13,460		National Research Corp	510,807
41,916	*	Natus Medical, Inc	1,529,934
63,322	*	Neogen Corp	5,217,733
36,470	*	Nevro Corp	2,051,802
90,074	*	Novocure Ltd	3,062,516
64,171	*	NuVasive, Inc	3,725,127
16,971	*	Nuvectra Corp	266,105
81,865	*	NxStage Medical, Inc	2,297,951
48,358	*	Omnicell, Inc	2,877,301
75,822	*	OraSure Technologies, Inc	1,273,051
21,337	*	Orthofix International NV	1,290,675
8,451	*,e	OrthoPediatrics Corp	237,473
74,531		Owens & Minor, Inc	1,406,400
32,414	*	Oxford Immunotec Global plc	424,948
100,067	e	Patterson Cos, Inc	2,453,643
12,423	*,e	PetIQ, Inc	340,390
14,497	*	Providence Service Corp	1,015,950
10,716	*,e	Pulse Biosciences, Inc	143,166
64,865	*	Quality Systems, Inc	1,305,732
41,145	*	Quidel Corp	2,792,100
34,774	*	Quorum Health Corp	168,306
135,150	*	R1 RCM, Inc	1,083,903
48,362	*	RadNet, Inc	648,051
56,389	*,e	Rockwell Medical, Inc	228,939
65,561	*	RTI Biologics, Inc	301,581
14,173	*	SeaSpine Holdings Corp	197,855
135,070	*	Select Medical Holdings Corp	2,809,456
81,168	*,e	Senseonics Holdings, Inc	298,698
28,316	*	Sientra, Inc	579,629
12,818		Simulations Plus, Inc	227,520
53,349	*	Staar Surgical Co	1,645,817
22,611	*,e	Surgery Partners, Inc	341,426
16,853	*	SurModics, Inc	990,956
22,342	*	Tabula Rasa HealthCare, Inc	1,301,198
259

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

22,682	*	Tactile Systems Technology, Inc	$1,090,324
57,787	*,e	Tandem Diabetes Care, Inc	1,592,610
83,971	*,e	Teladoc, Inc	5,025,664
104,307	*	Tenet Healthcare Corp	3,925,072
51,146	*	Tivity Health, Inc	1,723,620
207,890	*,e	TransEnterix, Inc	1,112,212
29,127	*	Triple-S Management Corp (Class B)	1,034,300
15,212		US Physical Therapy, Inc	1,593,457
4,059		Utah Medical Products, Inc	393,723
47,674	*	Varex Imaging Corp	1,823,054
60,431	*,e	ViewRay, Inc	720,338
35,791	*	Vocera Communications, Inc	1,080,172
133,003	*,e	Wright Medical Group NV	3,382,266
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	181,447,783

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
12,748	*	Central Garden & Pet Co	550,331
45,361	*	Central Garden and Pet Co (Class A)	1,819,883
67,562	*	Edgewell Personal Care Co	3,638,889
27,183	*	elf Beauty, Inc	392,523
21,841		Inter Parfums, Inc	1,314,828
14,764		Medifast, Inc	2,534,684
11,372		Natural Health Trends Corp	271,450
12,223	*	Nature’s Sunshine Products, Inc	96,562
5,962		Oil-Dri Corp of America	252,550
13,484	*,e	Revlon, Inc (Class A)	210,350
16,224	*	USANA Health Sciences, Inc	2,145,624
17,126		WD-40 Co	2,742,729
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,970,403

INSURANCE - 2.6%
55,224	*	AMBAC Financial Group, Inc	1,127,674
111,423		American Equity Investment Life Holding Co	3,981,144
24,578		Amerisafe, Inc	1,543,498
140,245	e	Amtrust Financial Services, Inc	2,030,748
40,551		Argo Group International Holdings Ltd	2,536,465
56,176	*,e	Citizens, Inc (Class A)	444,352
209,226		Conseco, Inc	4,257,749
14,063		Crawford & Co (Class B)	119,817
9,879		Donegal Group, Inc (Class A)	144,332
22,887	*	eHealth, Inc	543,337
10,262		EMC Insurance Group, Inc	274,714
41,328		Employers Holdings, Inc	1,919,686
15,061	*	Enstar Group Ltd	3,256,188
13,257		FBL Financial Group, Inc (Class A)	1,083,097
14,441	*	FedNat Holding Co	336,475
632,345	*	Genworth Financial, Inc (Class A)	2,908,787
9,538		Global Indemnity Ltd	388,673
11,906	*	Goosehead Insurance, Inc	323,486
35,453	*	Greenlight Capital Re Ltd (Class A)	517,614
17,649	*	Hallmark Financial Services	186,373
9,313		HCI Group, Inc	398,503
15,822	*,e	Health Insurance Innovations, Inc	526,082
260

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

24,858	e	Heritage Insurance Holdings, Inc	$426,812
51,382		Horace Mann Educators Corp	2,245,393
7,770		Independence Holding Co	270,008
1,658		Investors Title Co	317,341
33,822		James River Group Holdings Ltd	1,399,893
65,740		Kemper Corp	5,246,052
10,652		Kingstone Cos, Inc	174,160
23,819		Kinsale Capital Group, Inc	1,410,680
85,136		Maiden Holdings Ltd	740,683
111,599	*,e	MBIA, Inc	1,143,890
78,036		National General Holdings Corp	2,152,233
3,048		National Western Life Group, Inc	987,552
26,723		Navigators Group, Inc	1,612,733
12,045	*	NI Holdings, Inc	201,392
54,860		Primerica, Inc	6,297,928
66,988		ProAssurance Corp	2,766,604
11,413	*	Protective Insurance Corp	266,494
48,997		RLI Corp	3,663,016
18,845		Safety Insurance Group, Inc	1,726,202
72,192		Selective Insurance Group, Inc	4,317,082
20,382		State Auto Financial Corp	659,154
30,471		Stewart Information Services Corp	1,384,602
105,283	*	Third Point Reinsurance Ltd	1,326,566
29,168		Tiptree Financial, Inc	198,342
31,285	*,e	Trupanion, Inc	1,301,456
26,540		United Fire & Casualty Co	1,600,097
27,826		United Insurance Holdings Corp	577,668
40,890		Universal Insurance Holdings, Inc	1,815,516
		TOTAL INSURANCE	75,078,343

MATERIALS - 4.3%
33,879		A. Schulman, Inc	1,468,655
24,291		Advanced Emissions Solutions, Inc	275,703
39,670	*	AdvanSix, Inc	1,605,445
38,475	*	AgroFresh Solutions, Inc	273,557
400,728	*,e	AK Steel Holding Corp	1,855,371
156,211	*	Allegheny Technologies, Inc	4,342,666
37,167		American Vanguard Corp	806,524
39,899		Balchem Corp	4,001,471
47,446		Boise Cascade Co	2,052,039
58,357		Carpenter Technology Corp	3,196,213
63,613	*	Century Aluminum Co	814,883
9,139		Chase Corp	1,128,666
19,026	*	Clearwater Paper Corp	429,988
372,354	*	Cleveland-Cliffs, Inc	4,017,700
232,009	*	Coeur Mining, Inc	1,624,063
145,954		Commercial Metals Co	3,260,612
42,845	e	Compass Minerals International, Inc	2,907,033
107,012	*	Ferro Corp	2,409,910
69,112	*,m	Ferroglobe plc	0
65,118	*	Flotek Industries, Inc	201,866
30,751	*,e	Forterra, Inc	278,297
35,430		FutureFuel Corp	487,517
261

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

90,721	*	GCP Applied Technologies, Inc	$2,644,517
73,426	*	Gold Resource Corp	480,940
6,597		Greif, Inc	381,636
32,872		Greif, Inc (Class A)	1,789,880
61,806		H.B. Fuller Co	3,503,164
11,299		Hawkins, Inc	421,453
16,623		Haynes International, Inc	705,813
572,231		Hecla Mining Co	1,831,140
53,288	*	Ingevity Corp	5,311,215
24,140		Innophos Holdings, Inc	1,090,645
30,594		Innospec, Inc	2,476,584
130,310	*	Intrepid Potash, Inc	556,424
20,910		Kaiser Aluminum Corp	2,333,974
110,629		Kapstone Paper and Packaging Corp	3,847,677
17,938		KMG Chemicals, Inc	1,287,948
26,176	*	Koppers Holdings, Inc	982,909
39,581	*	Kraton Polymers LLC	1,903,450
30,034		Kronos Worldwide, Inc	682,973
183,941		Louisiana-Pacific Corp	4,951,692
23,900	*,e	LSB Industries, Inc	157,023
66,564	*	Marrone Bio Innovations, Inc	135,125
24,549		Materion Corp	1,539,222
44,189		Minerals Technologies, Inc	3,340,688
37,324		Myers Industries, Inc	804,332
21,235		Neenah Paper, Inc	1,864,433
10,497		Olympic Steel, Inc	232,089
59,660	*	Omnova Solutions, Inc	557,821
55,077		PH Glatfelter Co	901,610
99,193		PolyOne Corp	4,448,806
49,333	*	PQ Group Holdings, Inc	888,981
16,468		Quaker Chemical Corp	2,923,729
7,201	*	Ramaco Resources, Inc	47,023
65,233		Rayonier Advanced Materials, Inc	1,176,803
18,153	*	Ryerson Holding Corp	209,667
31,310		Schnitzer Steel Industries, Inc (Class A)	1,031,665
38,307		Schweitzer-Mauduit International, Inc	1,589,357
52,540		Sensient Technologies Corp	3,644,174
25,776		Stepan Co	2,257,462
140,321	*	Summit Materials, Inc	3,522,057
85,579	*	SunCoke Energy, Inc	976,456
10,086		Synalloy Corp	217,858
394,468	*	Tahoe Resources, Inc	1,779,051
50,240	*	TimkenSteel Corp	698,336
23,980	*	Trecora Resources	359,700
33,886		Tredegar Corp	882,730
54,716		Trinseo S.A.	4,087,285
118,766		Tronox Ltd	2,191,233
7,781	*	UFP Technologies, Inc	254,439
2,097		United States Lime & Minerals, Inc	162,937
8,561	*	Universal Stainless & Alloy	256,060
19,627	*,e	US Concrete, Inc	991,164
30,035		Valhi, Inc	160,988
44,120	*	Verso Corp	920,784
262

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

43,828	e	Warrior Met Coal, Inc	$1,133,830
53,814	*	Worthington Industries, Inc	2,519,571
		TOTAL MATERIALS	123,486,702

MEDIA - 1.6%
65,573		AMC Entertainment Holdings, Inc	1,068,840
5,375		Beasley Broadcasting Group, Inc	34,669
6,160	*,e	Boston Omaha Corp	122,953
99,404	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	385,190
41,972		Clear Channel Outdoor Holdings, Inc (Class A)	186,775
1,313	*,e	Daily Journal Corp	308,266
34,372		Emerald Expositions Events, Inc	663,380
160,003	e	Entercom Communications Corp (Class A)	1,208,023
76,986		Entravision Communications Corp (Class A)	373,382
41,436	*,e	Eros International plc	557,314
55,872		EW Scripps Co (Class A)	731,923
39,757	*,e	Fluent, Inc	93,429
141,258		Gannett Co, Inc	1,493,097
102,936	*	Gray Television, Inc	1,590,361
22,106	*	Hemisphere Media Group, Inc	265,272
68,758	*	Imax Corp	1,519,552
11,678	*	Liberty Braves Group (Class A)	300,125
43,500	*	Liberty Braves Group (Class C)	1,120,995
142,745	*	Liberty Latin America Ltd	2,763,543
53,024	*	Liberty Latin America Ltd (Class A)	1,011,698
33,228	*,e	LiveXLive Media, Inc	158,830
17,107	*	Loral Space & Communications, Inc	675,726
24,198		Marcus Corp	932,833
82,233	*	MDC Partners, Inc	419,388
48,805	e	Meredith Corp	2,593,986
74,254	*	MSG Networks, Inc	1,748,682
94,143		National CineMedia, Inc	777,621
72,771		New Media Investment Group, Inc	1,309,150
163,220		New York Times Co (Class A)	4,047,856
56,169		Nexstar Broadcasting Group, Inc (Class A)	4,181,782
20,451	*	Reading International, Inc	323,126
4,295		Saga Communications, Inc	162,566
36,642		Scholastic Corp	1,530,170
90,837		Sinclair Broadcast Group, Inc (Class A)	2,343,595
272,379		TEGNA, Inc	3,004,340
22,998	*	tronc, Inc	359,689
43,015	*,e	WideOpenWest, Inc	468,003
52,524		World Wrestling Entertainment, Inc (Class A)	4,155,174
		TOTAL MEDIA	44,991,304

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.0%
37,631	*,e	Abeona Therapeutics, Inc	543,768
124,958	*,e	Acadia Pharmaceuticals, Inc	1,885,616
33,936	*,e	Accelerate Diagnostics, Inc	744,895
49,026	*	Acceleron Pharma, Inc	2,135,573
39,307	*,e	Achaogen, Inc	279,866
186,007	*	Achillion Pharmaceuticals, Inc	479,898
32,612	*,e	Aclaris Therapeutics, Inc	558,970
263

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

53,439	*	Acorda Therapeutics, Inc	$1,333,303
26,802	*,e	Adamas Pharmaceuticals, Inc	637,352
23,078	*,e	ADMA Biologics, Inc	150,469
78,272	*,e	Aduro Biotech, Inc	457,891
66,427	*	Adverum Biotechnologies, Inc	312,207
19,891	*	Aeglea BioTherapeutics, Inc	167,283
44,520	*	Aerie Pharmaceuticals, Inc	3,007,326
87,888	*,e	Agenus, Inc	160,835
55,692	*	Aimmune Therapeutics, Inc	1,610,613
15,581	*,e	Akcea Therapeutics, Inc	492,671
61,516	*	Akebia Therapeutics, Inc	633,615
113,933	*	Akorn, Inc	2,110,039
13,593	*	Albireo Pharma, Inc	428,859
75,606	*	Alder Biopharmaceuticals, Inc	1,432,734
19,428	*	Aldeyra Therapeutics, Inc	135,025
14,146	*	Allena Pharmaceuticals, Inc	151,504
41,723	*	AMAG Pharmaceuticals, Inc	919,992
235,801	*,e	Amicus Therapeutics, Inc	3,430,905
110,548	*	Amneal Pharmaceuticals, Inc	2,119,205
42,582	*	Amphastar Pharmaceuticals, Inc	743,056
96,781	*,e	Ampio Pharmaceuticals, Inc	287,440
23,806	*	AnaptysBio, Inc	1,864,486
10,569	*	ANI Pharmaceuticals, Inc	707,595
48,505	*,e	Apellis Pharmaceuticals, Inc	892,492
47,646	*	Aratana Therapeutics, Inc	216,075
43,079	*,e	Arbutus Biopharma Corp	478,177
6,304	*,e	Arcus Biosciences, Inc	73,757
38,816	*	Ardelyx, Inc	157,205
62,341	*	Arena Pharmaceuticals, Inc	2,405,739
105,997	*	Arqule, Inc	527,865
253,213	*	Array Biopharma, Inc	3,896,948
111,467	*,e	Arrowhead Research Corp	1,624,074
5,372	*	Arsanis, Inc	13,537
22,005	*	Assembly Biosciences, Inc	973,281
51,682	*,e	Atara Biotherapeutics, Inc	1,940,659
51,349	*,e	Athenex, Inc	989,495
138,360	*,e	Athersys, Inc	276,720
41,271	*	Audentes Therapeutics, Inc	1,553,853
124,005	*,e	AVEO Pharmaceuticals, Inc	264,131
61,829	*	Avid Bioservices, Inc	344,388
48,601	*,e	Bellicum Pharmaceuticals, Inc	309,102
126,680	*	BioCryst Pharmaceuticals, Inc	747,412
35,605	*	Biohaven Pharmaceutical Holding Co Ltd	1,229,085
6,600	*	Biospecifics Technologies Corp	300,300
92,201	*,e	BioTime, Inc	239,723
52,343	*	Blueprint Medicines Corp	3,116,502
35,916	*	Calithera Biosciences, Inc	159,826
9,448	*,e	Calyxt, Inc	165,907
41,662	*	Cambrex Corp	2,603,875
36,519	*,e	Cara Therapeutics Inc	654,786
39,443	*	CareDx, Inc	530,903
60,885	*,e	CASI Pharmaceuticals, Inc	444,460
14,499	*,e	Catalyst Biosciences, Inc	143,250
264

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

139,214	*	Catalyst Pharmaceuticals, Inc	$402,328
7,093	*	Celcuity, Inc	174,346
14,157	*,e	Cellular Biomedicine Group, Inc	320,656
28,623	*	ChemoCentryx, Inc	330,882
54,689	*	Chimerix, Inc	244,460
46,955	*	ChromaDex Corp	210,358
34,113	*	Clearside Biomedical, Inc	303,947
59,761	*	Clovis Oncology, Inc	2,637,851
62,128	*	Codexis, Inc	894,643
27,226	*,e	Cohbar, Inc	155,733
62,722	*	Coherus Biosciences, Inc	1,194,854
35,804	*,e	Collegium Pharmaceutical, Inc	689,943
25,979	*	Concert Pharmaceuticals Inc	415,404
61,803	*,e	Corbus Pharmaceuticals Holdings, Inc	312,105
123,931	*,e	Corcept Therapeutics, Inc	1,627,214
38,815	*,e	Corium International, Inc	287,619
16,921	*,e	Corvus Pharmaceuticals, Inc	167,010
62,328	*,e	CTI BioPharma Corp	138,368
21,569	*,e	Cue Biopharma, Inc	195,415
71,895	*	Cymabay Therapeutics, Inc	804,505
56,100	*	Cytokinetics, Inc	412,335
47,051	*	CytomX Therapeutics, Inc	1,239,323
9,479	*	Deciphera Pharmaceuticals, Inc	326,078
23,460	*,e	Denali Therapeutics, Inc	295,361
78,571	*	Depomed, Inc	696,139
44,280	*	Dermira, Inc	431,287
54,185	*,e	Dicerna Pharmaceuticals Inc	682,731
14,372	*,e	Dova Pharmaceuticals, Inc	310,004
192,015	*	Durect Corp	282,262
80,789	*,e	Dynavax Technologies Corp	1,090,651
13,745	*,e	Eagle Pharmaceuticals, Inc	1,089,291
58,054	*	Editas Medicine, Inc	1,726,526
26,241	*,e	Eloxx Pharmaceuticals, Inc	398,076
55,824	*	Emergent Biosolutions, Inc	3,034,034
21,128	*	Enanta Pharmaceuticals, Inc	2,060,403
281,032	*	Endo International plc	3,496,038
84,342	*,e	Endocyte, Inc	1,292,119
48,178	*	Enzo Biochem, Inc	212,947
66,872	*	Epizyme, Inc	862,649
29,892	*	Esperion Thereapeutics, Inc	1,343,346
6,542	*,e	Evelo Biosciences, Inc	82,691
8,639	*	Evolus, Inc	169,843
62,601	*,e	Fate Therapeutics, Inc	559,027
13,825	*	Fennec Pharmaceuticals, Inc	127,190
93,856	*	FibroGen, Inc	5,922,314
42,780	*	Five Prime Therapeutics, Inc	637,422
43,960	*,e	Flexion Therapeutics Inc	1,048,886
34,764	*	Fluidigm Corp	222,490
39,096	*,e	Fortress Biotech, Inc	87,184
26,759	*	G1 Therapeutics, Inc	1,374,075
25,233	*	Genomic Health, Inc	1,354,507
194,269	*,e	Geron Corp	697,426
62,546	*	Global Blood Therapeutics, Inc	2,614,423
265

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

41,019	*,e	GlycoMimetics Inc	$602,569
5,618	*,e	GTx, Inc	91,686
156,648	*	Halozyme Therapeutics, Inc	2,835,329
42,864	*	Harvard Bioscience, Inc	244,325
79,679	*	Heron Therapeutics, Inc	2,983,979
12,745	*,e	Homology Medicines, Inc	224,439
206,333	*	Horizon Pharma plc	3,637,651
20,649	*	Idera Pharmaceuticals, Inc	117,904
39,100	*	Immune Design Corp	148,580
164,691	*	Immunogen, Inc	1,531,626
164,056	*,e	Immunomedics, Inc	3,925,860
22,571	*	Innovate Biopharmaceuticals, Inc	117,821
88,759	*	Innoviva, Inc	1,255,940
96,614	*,e	Inovio Pharmaceuticals, Inc	387,422
95,415	*	Insmed, Inc	2,372,971
40,017	*,e	Insys Therapeutics, Inc	266,513
43,358	*,e	Intellia Therapeutics, Inc	1,154,190
27,618	*,e	Intercept Pharmaceuticals, Inc	2,517,105
38,660	*	Intersect ENT, Inc	1,250,651
57,308	*	Intra-Cellular Therapies, Inc	1,150,172
84,788	*,e	Intrexon Corp	1,242,992
77,907	*,e	Invitae Corp	688,698
106,263	*	Iovance Biotherapeutics, Inc	1,508,935
173,850	*	Ironwood Pharmaceuticals, Inc	3,351,828
27,816	*,e	Jounce Therapeutics, Inc	196,381
84,751	*,e	Kadmon Holdings, Inc	288,153
16,484	*	Kala Pharmaceuticals, Inc	209,182
59,150	*	Karyopharm Therapeutics, Inc	1,051,687
115,326	*,e	Keryx Biopharmaceuticals, Inc	488,982
31,570	*	Kindred Biosciences Inc	427,773
30,320	*	Kura Oncology, Inc	615,496
26,163	*,e	La Jolla Pharmaceutical Co	865,210
38,981	*,e	Lannett Co, Inc	497,008
57,103	*,e	Lexicon Pharmaceuticals, Inc	684,094
26,265	*	Ligand Pharmaceuticals, Inc (Class B)	5,734,437
33,342	*	Loxo Oncology, Inc	5,587,786
50,594		Luminex Corp	1,713,113
47,829	*	MacroGenics, Inc	987,669
7,360	*,e	Madrigal Pharmaceuticals, Inc	1,891,741
104,331	*,e	Mallinckrodt plc	2,446,562
170,897	*,e	MannKind Corp	263,181
44,420	*,e	Marinus Pharmaceuticals, Inc	328,708
86,412	*	Medicines Co	3,433,149
44,814	*	MediciNova, Inc	423,940
14,541	*	Medpace Holdings, Inc	892,381
23,719	*	Melinta Therapeutics, Inc	125,711
7,433	*,e	Menlo Therapeutics, Inc	60,653
17,161	*,e	Mersana Therapeutics, Inc	202,500
135,010	*,e	MiMedx Group, Inc	573,792
37,347	*	Minerva Neurosciences, Inc	300,643
25,120	*,e	Miragen Therapeutics, Inc	169,309
23,797	*,e	Mirati Therapeutics, Inc	1,461,136
11,020	*	Molecular Templates, Inc	57,084

266

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

96,610	*	Momenta Pharmaceuticals, Inc	$2,859,656
20,327	*,e	Mustang Bio, Inc	139,240
38,747	*	MyoKardia, Inc	2,224,078
82,068	*	Myriad Genetics, Inc	3,590,475
28,773	*	NanoString Technologies, Inc	337,507
35,776	*,e	NantKwest, Inc	125,216
36,769	*	Natera, Inc	844,216
71,315	*	NeoGenomics, Inc	998,410
30,628	*,e	Neos Therapeutics, Inc	166,923
34,728	*,e	NewLink Genetics Corp	131,272
465,121	*,e	Novavax, Inc	590,704
33,197	*,e	Nymox Pharmaceutical Corp	106,562
37,818	*,e	Ocular Therapeutix, Inc	209,890
7,813	*,e	Odonate Therapeutics, Inc	154,463
57,408	*,e	Omeros Corp	1,209,012
406,236	*,e	Opko Health, Inc	2,283,046
19,629	*	Optinose, Inc	399,450
119,432	*,e	Organovo Holdings, Inc	142,124
14,346	*,e	Ovid therapeutics, Inc	143,173
149,125	*,e	Pacific Biosciences of California, Inc	566,675
51,033	*	Pacira Pharmaceuticals, Inc	2,051,527
239,339	*	Palatin Technologies, Inc	229,765
38,425	*,e	Paratek Pharmaceuticals, Inc	388,092
187,085	*	PDL BioPharma, Inc	469,583
26,062	*	Pfenex, Inc	133,437
25,843		Phibro Animal Health Corp	1,237,880
63,351	*	Pieris Pharmaceuticals, Inc	347,797
10,584	*,e	PolarityTE, Inc	241,209
81,419	*	Portola Pharmaceuticals, Inc	2,914,800
65,130	*	Prestige Brands Holdings, Inc	2,327,095
90,494	*	Progenics Pharmaceuticals, Inc	722,595
30,708	*,e	Proteostasis Therapeutics, Inc	76,156
52,037	*	Prothena Corp plc	773,270
57,573	*	PTC Therapeutics, Inc	2,191,804
37,507	*	Puma Biotechnology, Inc	1,805,962
5,740	*,e	Quanterix Corp	86,043
21,372	*	Ra Pharmaceuticals, Inc	235,092
52,269	*,e	Radius Health, Inc	1,254,456
19,402	*,e	Reata Pharmaceuticals, Inc	1,360,274
15,942	*	Recro Pharma, Inc	82,580
35,922	*	REGENXBIO, Inc	2,525,317
49,438	*	Repligen Corp	2,389,339
7,609	*,e	resTORbio, Inc	117,103
50,836	*	Retrophin, Inc	1,405,107
40,040	*	Revance Therapeutics, Inc	1,151,150
14,954	*	Rhythm Pharmaceuticals, Inc	464,172
201,320	*	Rigel Pharmaceuticals, Inc	567,722
25,465	*	Rocket Pharmaceuticals, Inc	522,287
129,135	*	Sangamo Biosciences, Inc	1,762,693
30,493	*,e	Savara, Inc	335,728
8,518	*	scPharmaceuticals, Inc	39,694
27,592	*,e	Selecta Biosciences, Inc	334,139
23,913	*,e	Seres Therapeutics, Inc	181,021
267

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

17,452	*,e	Sienna Biopharmaceuticals, Inc	$264,223
63,337	*,e	SIGA Technologies, Inc	480,728
12,688	*	Solid Biosciences, Inc	510,058
106,071	*,e	Sorrento Therapeutics, Inc	593,998
39,284	*,e	Spark Therapeutics, Inc	3,013,868
124,328	*	Spectrum Pharmaceuticals, Inc	2,646,943
6,931	*,e	Spero Therapeutics, Inc	79,845
13,545	*,e	Spring Bank Pharmaceuticals, Inc	173,782
36,169	*	Stemline Therapeutics, Inc	557,003
61,033	*	Supernus Pharmaceuticals, Inc	3,231,697
8,867	*,e	Surface Oncology, Inc	98,069
17,941	*	Syndax Pharmaceuticals, Inc	120,922
69,885	*	Syneos Health, Inc	3,443,583
309,741	*,e	Synergy Pharmaceuticals, Inc	526,560
18,794	*	Synlogic, Inc	176,100
29,878	*	Syros Pharmaceuticals, Inc	302,365
31,187	*	T2 Biosystems, Inc	186,810
48,439	*,e	Teligent, Inc	202,475
59,580	*	Tetraphase Pharmaceuticals, Inc	170,995
78,892	*,e	TG Therapeutics, Inc	926,981
217,724	*,e	TherapeuticsMD, Inc	1,136,519
55,512	*,e	Theravance Biopharma, Inc	1,329,512
23,084	*,e	Tocagen, Inc	213,527
51,255	*	Tyme Technologies, Inc	148,639
58,352	*	Ultragenyx Pharmaceutical, Inc	4,616,227
6,158	*,e	UNITY Biotechnology, Inc	92,555
4,324	*,e	Unum Therapeutics, Inc	72,513
62,651	*	Vanda Pharmaceuticals, Inc	1,306,273
27,835	*	Veracyte, Inc	301,453
64,492	*	Verastem, Inc	496,588
45,006	*	Vericel Corp	470,313
53,128	*,e	Viking Therapeutics, Inc	541,906
37,089	*,e	Vital Therapies, Inc	294,858
26,173	*	Voyager Therapeutics, Inc	493,623
23,748	*,e	WaVe Life Sciences Pte Ltd	959,419
58,443	*	Xencor Inc	2,175,248
6,966	*,e	XOMA Corp	170,458
27,853	*	Zafgen, Inc	289,671
156,015	*,e	ZIOPHARM Oncology, Inc	404,079
44,487	*	Zogenix, Inc	2,524,637
48,150	*,e	Zomedica Pharmaceuticals Corp	103,522
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	254,265,410

REAL ESTATE - 7.0%
99,528		Acadia Realty Trust	2,695,218
38,232		Agree Realty Corp	2,035,472
87,057		Alexander & Baldwin, Inc	2,085,015
2,800		Alexander’s, Inc	1,037,344
12,985	*,e	Altisource Portfolio Solutions S.A.	432,530
49,170		American Assets Trust, Inc	1,889,603
2,523	*	American Realty Investors, Inc	45,843
64,455		Americold Realty Trust	1,386,427
59,308		Armada Hoffler Properties, Inc	895,551
268

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

103,694		Ashford Hospitality Trust, Inc	$819,183
17,937	*	AV Homes, Inc	386,542
37,356		Bluerock Residential Growth REIT, Inc	342,554
40,227		BraeMar Hotels & Resorts, Inc	459,795
10,076		Brt Realty Trust	132,298
94,659		CareTrust REIT, Inc	1,600,684
59,933		CatchMark Timber Trust Inc	744,368
206,668		CBL & Associates Properties, Inc	1,126,341
114,481		Cedar Realty Trust, Inc	544,930
58,916		Chatham Lodging Trust	1,269,051
74,780		Chesapeake Lodging Trust	2,394,456
47,298		City Office REIT, Inc	603,049
19,188		Clipper Realty, Inc	204,160
22,737		Community Healthcare Trust, Inc	682,110
4,973		Consolidated-Tomoka Land Co	325,781
148,128		CoreCivic, Inc	3,798,002
16,063		CorEnergy Infrastructure Trust, Inc	610,876
52,404	*	CorePoint Lodging, Inc	1,323,725
529,818		Cousins Properties, Inc	4,937,904
250,366		DiamondRock Hospitality Co	2,984,363
55,909		Easterly Government Properties, Inc	1,059,476
42,769		EastGroup Properties, Inc	4,076,741
95,047		Education Realty Trust, Inc	3,931,144
39,521		Farmland Partners, Inc	266,372
156,783		First Industrial Realty Trust, Inc	5,103,287
16,136	*,e	Forestar Group, Inc	366,287
77,700		Four Corners Property Trust, Inc	1,934,730
130,512		Franklin Street Properties Corp	1,149,811
66,096		Front Yard Residential Corp	638,487
8,123	*	FRP Holdings, Inc	527,995
153,308		Geo Group, Inc	3,967,611
41,921		Getty Realty Corp	1,201,037
38,352		Gladstone Commercial Corp	760,904
15,944		Gladstone Land Corp	189,415
29,706		Global Medical REIT, Inc	251,016
86,228		Global Net Lease, Inc	1,824,584
125,776		Government Properties Income Trust	1,895,444
201,524		Gramercy Property Trust	5,519,742
765		Griffin Land & Nurseries, Inc (Class A)	31,832
65,458		Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,282,322
156,799		Healthcare Realty Trust, Inc	4,658,498
46,537		Hersha Hospitality Trust	1,004,734
47,792		HFF, Inc (Class A)	2,151,118
112,790		Independence Realty Trust, Inc	1,144,818
26,961		Industrial Logistics Properties Trust	622,799
7,833		Innovative Industrial Properties, Inc	253,633
154,977		Investors Real Estate Trust	849,274
82,752	*	iStar Financial, Inc	899,514
19,440		Jernigan Capital, Inc	353,614
156,481		Kennedy-Wilson Holdings, Inc	3,270,453
105,963		Kite Realty Group Trust	1,787,596
139,308		LaSalle Hotel Properties	4,829,808
269,984		Lexington Realty Trust	2,373,159
269

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

49,540		LTC Properties, Inc	$2,089,102
114,618		Mack-Cali Realty Corp	2,231,612
25,784	*	Marcus & Millichap, Inc	1,036,775
7,422	*	Maui Land & Pineapple Co, Inc	94,630
37,902		MedEquities Realty Trust, Inc	424,502
95,967		Monmouth Real Estate Investment Corp (Class A)	1,599,770
50,152		National Health Investors, Inc	3,753,376
63,731		National Storage Affiliates Trust	1,837,365
98,401		New Senior Investment Group, Inc	696,679
31,652		Newmark Group, Inc	441,229
21,017		NexPoint Residential Trust, Inc	629,249
57,798		NorthStar Realty Europe Corp	791,255
20,796		One Liberty Properties, Inc	560,660
86,248		Pebblebrook Hotel Trust	3,324,860
81,428		Pennsylvania REIT	864,765
227,624		Physicians Realty Trust	3,587,354
160,569		Piedmont Office Realty Trust, Inc	3,176,055
77,116		Potlatch Corp	3,605,173
47,235		Preferred Apartment Communities, Inc	799,216
24,889		PS Business Parks, Inc	3,180,067
64,216		QTS Realty Trust, Inc	2,745,234
99,209		Ramco-Gershenson Properties	1,304,598
23,530		Re/Max Holdings, Inc	1,195,324
93,597	*,e	Redfin Corp	2,293,126
139,965		Retail Opportunities Investment Corp	2,646,738
101,113		Rexford Industrial Realty, Inc	3,098,102
219,324		RLJ Lodging Trust	4,954,529
9,240		RMR Group, Inc	802,032
56,506		Ryman Hospitality Properties	4,803,575
224,275		Sabra Healthcare REIT, Inc	4,846,583
9,855		Safety Income and Growth, Inc	175,419
14,843		Saul Centers, Inc	790,835
80,258		Select Income REIT	1,673,379
41,331		Seritage Growth Properties	1,748,715
52,524	*	Spirit MTA REIT	524,715
50,472	*	St. Joe Co	890,831
122,495		STAG Industrial, Inc	3,346,563
6,939		Stratus Properties, Inc	213,721
131,587		Summit Hotel Properties, Inc	1,861,956
284,815		Sunstone Hotel Investors, Inc	4,633,940
115,735		Tanger Factory Outlet Centers, Inc	2,760,280
29,126	*	Tejon Ranch Co	681,548
69,143		Terreno Realty Corp	2,552,068
59,049		Tier REIT, Inc	1,403,595
1,971	*	Transcontinental Realty Investors, Inc	68,610
21,521	*,e	Trinity Place Holdings, Inc	138,380
44,759		UMH Properties, Inc	691,079
15,981		Universal Health Realty Income Trust	1,075,681
137,179		Urban Edge Properties	3,111,220
39,196		Urstadt Biddle Properties, Inc (Class A)	872,503
228,123		Washington Prime Group, Inc	1,831,828
98,673		Washington REIT	3,008,540
51,038		Whitestone REIT	663,494
270

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

134,345		Xenia Hotels & Resorts, Inc	$3,276,675
		TOTAL REAL ESTATE	199,379,540

RETAILING - 3.8%
30,262	*	1-800-FLOWERS.COM, Inc (Class A)	438,799
87,636		Aaron’s, Inc	3,795,515
85,540		Abercrombie & Fitch Co (Class A)	2,026,443
202,201		American Eagle Outfitters, Inc	5,091,421
7,256	*	America’s Car-Mart, Inc	464,384
24,920	*	Asbury Automotive Group, Inc	1,751,876
225,043	*	Ascena Retail Group, Inc	828,158
34,708	*	At Home Group, Inc	1,258,859
44,967	*	Barnes & Noble Education, Inc	252,715
69,711		Barnes & Noble, Inc	425,237
168,644		Bed Bath & Beyond, Inc	3,158,702
23,495	e	Big 5 Sporting Goods Corp	151,543
52,715	e	Big Lots, Inc	2,289,412
26,182	*	Boot Barn Holdings, Inc	612,397
33,661	e	Buckle, Inc	809,547
51,367		Caleres, Inc	1,720,281
41,139	e	Camping World Holdings, Inc	912,052
36,567	*,e	Carvana Co	1,572,381
26,637		Cato Corp (Class A)	663,261
163,124		Chico’s FAS, Inc	1,419,179
19,545		Children’s Place Retail Stores, Inc	2,402,080
16,645		Citi Trends, Inc	472,884
24,275	*,e	Conn’s, Inc	822,922
17,500	*,e	Container Store Group, Inc	116,025
57,688		Core-Mark Holding Co, Inc	1,394,896
14,412	e	Dillard’s, Inc (Class A)	1,156,851
86,941		DSW, Inc (Class A)	2,385,661
11,119	*,e	Duluth Holdings, Inc	255,959
90,450	*	Express Parent LLC	871,033
68,609	*	Five Below, Inc	6,666,051
43,319	*	Francesca’s Holdings Corp	352,617
17,392	*	Funko, Inc	305,404
13,734	*	Gaia, Inc	249,959
127,827	e	GameStop Corp (Class A)	1,841,987
23,720	*	Genesco, Inc	965,404
100,208	*,e	GNC Holdings, Inc	318,661
25,349		Group 1 Automotive, Inc	1,774,177
556,127	*	Groupon, Inc	2,602,674
74,128		Guess?, Inc	1,679,740
26,025		Haverty Furniture Cos, Inc	515,295
25,080	*,e	Hibbett Sports, Inc	575,586
50,568	*	Hudson Ltd	854,599
28,393	*	J. Jill, Inc	232,539
405,352	*,e	JC Penney Co, Inc	993,112
23,099	*	Kirkland’s, Inc	262,867
15,574	*,e	Lands’ End, Inc	377,670
68,298	*	Liberty Expedia Holdings, Inc	3,289,915
90,981	*	Liberty TripAdvisor Holdings, Inc	1,514,834
29,670		Lithia Motors, Inc (Class A)	2,642,114
271

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

35,944	*,e	Lumber Liquidators, Inc	$695,157
26,171	*	MarineMax, Inc	490,706
39,674		Monro Muffler, Inc	2,676,011
38,963	*	Murphy USA, Inc	3,087,428
60,560	*	National Vision Holdings, Inc	2,462,370
35,332	*	New York & Co, Inc	173,127
37,405		Nutri/System, Inc	1,496,200
709,442		Office Depot, Inc	1,780,699
62,285	*	Ollie’s Bargain Outlet Holdings, Inc	4,328,808
27,422	*,e	Overstock.com, Inc	977,594
45,317	*,e	Party City Holdco, Inc	713,743
24,887	e	PetMed Express, Inc	924,054
95,358		Pier 1 Imports, Inc	205,973
54,141	e	Rent-A-Center, Inc	803,452
24,066	*,e	RH	3,269,607
154,858	*	Sally Beauty Holdings, Inc	2,553,608
11,940	*,e	Sears Holdings Corp	21,970
15,430		Shoe Carnival, Inc	484,039
41,134	*	Shutterfly, Inc	3,383,683
73,334		Signet Jewelers Ltd	4,234,305
44,532	*	Sleep Number Corp	1,268,717
28,923		Sonic Automotive, Inc (Class A)	588,583
58,150	*,e	Sportsman’s Warehouse Holdings, Inc	295,984
60,617		Tailored Brands, Inc	1,222,039
53,810		Tile Shop Holdings, Inc	446,623
20,367		Tilly’s, Inc	315,689
7,194		Weyco Group, Inc	250,711
2,826		Winmark Corp	415,987
23,919	*	Zumiez, Inc	541,765
		TOTAL RETAILING	107,644,310

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
35,858	*,e	Acacia Communications, Inc	1,152,476
9,896	*	ACM Research, Inc	128,252
22,080	*,e	Adesto Technologies Corp	121,440
48,673	*	Advanced Energy Industries, Inc	2,980,735
22,516	*	Alpha & Omega Semiconductor Ltd	300,814
41,037	*,e	Ambarella, Inc	1,607,830
128,655	*	Amkor Technology, Inc	1,116,725
25,840	*,e	Aquantia Corp	329,718
39,013	*	Axcelis Technologies, Inc	858,286
54,840	*	AXT, Inc	414,042
87,408		Brooks Automation, Inc	2,672,937
31,865		Cabot Microelectronics Corp	3,838,139
28,875	*	Ceva, Inc	869,137
16	*,†,m	China Energy Savings Technology, Inc	0
79,763	*	Cirrus Logic, Inc	3,450,547
34,528		Cohu, Inc	869,415
126,476	*	Cree, Inc	5,963,343
50,036	*	Diodes, Inc	1,859,338
178,006		Entegris, Inc	6,256,911
92,703	*	Formfactor, Inc	1,200,504
30,858	*,e	Ichor Holdings Ltd	648,018
272

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

24,843	*,e	Impinj, Inc	$529,404
54,116	*,e	Inphi Corp	1,701,407
166,657	*	Integrated Device Technology, Inc	5,738,001
71,986	*,e	Kopin Corp	220,277
143,679	*	Lattice Semiconductor Corp	1,104,892
58,748	*,e	MA-COM Technology Solutions	1,223,721
78,849	*	MaxLinear, Inc	1,364,876
28,616	*	Nanometrics, Inc	1,077,679
50,866	*,e	NeoPhotonics Corp Ltd	324,016
5,629		NVE Corp	601,290
32,711	*	PDF Solutions, Inc	343,466
87,711	*	Photronics, Inc	789,399
35,496		Power Integrations, Inc	2,537,964
134,610	*	Rambus, Inc	1,663,780
41,240	*	Rudolph Technologies, Inc	1,179,464
82,231	*	Semtech Corp	3,901,861
53,780	*	Silicon Laboratories, Inc	5,122,545
12,747	*,e	SMART Global Holdings, Inc	389,166
80,617	*,e	SunPower Corp	585,279
48,006	*	Ultra Clean Holdings	644,241
59,776	*	Veeco Instruments, Inc	875,718
68,337	*	Xcerra Corp	973,119
61,293		Xperi Corp	1,020,528
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	70,550,700

SOFTWARE & SERVICES - 7.7%
114,821	*	8x8, Inc	2,290,679
70,553	*	A10 Networks, Inc	476,938
145,013	*	ACI Worldwide, Inc	3,747,136
99,431	*	Acxiom Corp	4,030,933
39,524	*,e	Alarm.com Holdings, Inc	1,694,394
32,846	*	Altair Engineering, Inc	1,152,895
36,116	*,e	Alteryx, Inc	1,408,163
23,669	*	Amber Road, Inc	201,186
31,219	*	American Software, Inc (Class A)	467,036
18,006	*	Appfolio, Inc	1,300,033
41,151	*	Apptio, Inc	1,381,439
12,049	*,e	Asure Software, Inc	169,770
131,621	*	Avaya Holdings Corp	2,708,760
24,275	*,e	Benefitfocus, Inc	730,677
60,521		Blackbaud, Inc	6,040,601
41,328	*	Blackline, Inc	1,764,706
59,299	*	Blucora, Inc	2,060,640
50,603	*	Bottomline Technologies, Inc	2,727,502
159,701	*	Box, Inc	3,826,436
47,989	*	Brightcove, Inc	410,306
30,892	*	CACI International, Inc (Class A)	5,412,279
9,851	*	Carbon Black, Inc	204,507
34,726	*	Carbonite, Inc	1,191,102
6,307	*,e	Cardlytics, Inc	118,698
51,666	*	Cardtronics plc	1,308,183
23,774	*	Care.com, Inc	428,407
62,187	*,e	Cargurus, Inc	2,695,806
273

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

91,136	*	Cars.com, Inc	$2,585,528
15,245		Cass Information Systems, Inc	1,026,751
35,495	*	ChannelAdvisor Corp	493,380
47,771	*,e	Cision Ltd	720,387
131,751	*	Cloudera, Inc	1,764,146
49,101	*	Commvault Systems, Inc	3,186,655
30,155		ConvergeOne Holdings, Inc	286,472
111,345		Convergys Corp	2,739,087
66,953	*	Cornerstone OnDemand, Inc	3,307,478
66,117	*	Coupa Software, Inc	4,053,633
42,598		CSG Systems International, Inc	1,732,461
13,678	*,e	Digimarc Corp	411,708
30,287	e	Ebix, Inc	2,403,273
21,566	*	eGain Corp	280,358
42,439	*	Ellie Mae, Inc	4,210,798
85,657	*	Endurance International Group Holdings, Inc	702,387
55,355	*	Envestnet, Inc	3,243,803
150,073	*	Etsy, Inc	6,131,983
32,041	*	Everbridge, Inc	1,441,204
85,380	*	Everi Holdings, Inc	627,543
78,064		EVERTEC, Inc	1,818,891
57,838	*	Exela Technologies, Inc	289,768
42,047	*	ExlService Holdings, Inc	2,507,683
71,652	*	Five9, Inc	2,285,699
37,527	*	ForeScout Technologies, Inc	1,274,417
25,453	*,e	Fusion Telecommunications International, Inc	102,067
135,412	*	Glu Mobile, Inc	721,746
66,405	*,e	Gogo, Inc	237,730
42,614	*,e	GTT Communications, Inc	1,894,192
28,047		Hackett Group, Inc	505,687
88,049	*	Hortonworks, Inc	1,533,814
45,503	*	HubSpot, Inc	5,646,922
44,029	*	Imperva, Inc	2,036,341
40,842	*	Information Services Group, Inc	167,452
38,211	*	Instructure, Inc	1,478,766
23,451	*,e	Internap Corp	231,696
59,000		j2 Global, Inc	5,005,560
19,936	*	Leaf Group Ltd	233,251
130,983	*	Limelight Networks, Inc	584,184
30,035	*	Liquidity Services, Inc	211,747
72,316	*	Liveperson, Inc	1,677,731
6,072	*	Majesco	47,362
32,901		Mantech International Corp (Class A)	1,969,125
81,662		MAXIMUS, Inc	5,292,514
96,554	*	Meet Group, Inc	392,009
11,586	*	MicroStrategy, Inc (Class A)	1,507,918
53,904	*	MINDBODY, Inc	2,013,314
46,238	*	Mitek Systems, Inc	390,711
97,464	*	MobileIron, Inc	458,081
32,611	*	Model N, Inc	608,195
37,395	*	MoneyGram International, Inc	244,563
52,832		Monotype Imaging Holdings, Inc	1,090,981
55,652	*	New Relic, Inc	5,437,200
274

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

81,408		NIC, Inc	$1,335,091
38,459	*	OneSpan, Inc	626,882
322,009	*	Pandora Media, Inc	2,170,341
15,163	*,e	Park City Group, Inc	125,095
36,640	*	Paylocity Holding Corp	2,125,120
43,366	*	Perficient, Inc	1,141,393
179,056		Perspecta, Inc	3,885,515
18,545	*	PFSweb, Inc	178,403
42,308	*	Presidio, Inc	590,620
25,179	*	PRGX Global, Inc	227,870
57,352		Progress Software Corp	2,109,980
35,390	*	PROS Holdings, Inc	1,314,385
46,020	*	Q2 Holdings, Inc	2,722,083
12,530		QAD, Inc (Class A)	623,994
42,032	*	Qualys, Inc	3,660,987
48,642	*	QuinStreet, Inc	644,993
103,196	*	Quotient Technology, Inc	1,522,141
43,981	*	Rapid7, Inc	1,223,112
11,469		Reis, Inc	244,863
33,266	*	Remark Holdings, Inc	119,758
11,929	*	Rimini Street, Inc	83,503
24,062	*	Rosetta Stone, Inc	353,711
48,037	*	SailPoint Technologies Holding, Inc	1,157,211
53,326		Science Applications International Corp	4,499,115
9,490	*,e	SecureWorks Corp	121,662
12,568	*	SendGrid, Inc	320,861
89,088	*	ServiceSource International LLC	311,808
8,829	*	ShotSpotter, Inc	376,733
24,601	*	Shutterstock, Inc	1,133,368
20,788	*	SPS Commerce, Inc	1,783,403
21,798	*	Stamps.com, Inc	5,689,278
49,457	*	Sykes Enterprises, Inc	1,466,895
45,601		Syntel, Inc	1,850,945
24,793	*	TechTarget, Inc	704,617
53,558	*	Telaria, Inc	199,771
37,092	*	TeleNav, Inc	200,297
151,623		TiVo Corp	1,842,219
39,269	*	Trade Desk, Inc	3,311,162
157,442		Travelport Worldwide Ltd	2,975,654
5,847	*	Travelzoo, Inc	76,011
111,611	*	TrueCar, Inc	1,241,114
18,596		TTEC Holdings, Inc	597,861
13,009	*,e	Tucows, Inc	764,279
66,072	*,e	Unisys Corp	849,025
19,190	*	Upland Software, Inc	601,031
33,897	*	Varonis Systems, Inc	2,026,193
79,721	*	Verint Systems, Inc	3,579,473
8,721	*	Veritone, Inc	130,205
84,850	*,e	VirnetX Holding Corp	246,065
35,878	*	Virtusa Corp	1,895,435
52,530	*	Website Pros, Inc	1,321,130
35,459	*	Workiva, Inc	895,340
31,576	*	XO Group, Inc	889,812
275

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

100,909	*	Yelp, Inc	$3,721,524
103,515	*	Yext, Inc	2,188,307
63,373	*	Zix Corp	338,412
16,994	*,e	Zscaler, Inc	600,058
		TOTAL SOFTWARE & SERVICES	218,131,678

TECHNOLOGY HARDWARE & EQUIPMENT - 4.4%
138,197	*,e	3D Systems Corp	1,681,857
60,921		Adtran, Inc	989,966
36,710	*	Aerohive Networks, Inc	146,840
17,472	*	Agilysys, Inc	287,414
37,263	*	Anixter International, Inc	2,716,473
24,247	*,e	Applied Optoelectronics, Inc	931,812
39,275	*	Avid Technology, Inc	220,333
59,791		AVX Corp	1,242,457
36,166		Badger Meter, Inc	1,886,057
11,452		Bel Fuse, Inc (Class B)	257,670
50,780		Belden CDT, Inc	3,288,005
58,634		Benchmark Electronics, Inc	1,418,943
44,504	*	CalAmp Corp	1,012,911
61,252	*	Calix, Inc	431,827
17,693	*	Casa Systems, Inc	269,464
177,795	*	Ciena Corp	4,515,993
13,438	*,e	Clearfield, Inc	174,022
29,052		Comtech Telecommunications Corp	976,147
32,085	*	Control4 Corp	815,922
52,630	*	Cray, Inc	1,313,118
39,917		CTS Corp	1,393,103
42,437		Daktronics, Inc	364,534
7,169	*	DASAN Zhone Solutions, Inc	66,457
93,072	e	Diebold, Inc	1,056,367
31,119	*	Digi International, Inc	420,106
20,630	*,e	Eastman Kodak Co	64,985
41,006	*	Electro Scientific Industries, Inc	739,338
56,211	*	Electronics for Imaging, Inc	1,917,919
17,449	*	ePlus, Inc	1,721,344
149,825	*	Extreme Networks, Inc	1,273,513
44,822	*	Fabrinet	1,753,437
21,090	*	FARO Technologies, Inc	1,372,959
144,826	*	Finisar Corp	2,440,318
264,813	*,e	Fitbit, Inc	1,570,341
110,988	*	Harmonic, Inc	510,545
77,160	*	II-VI, Inc	3,024,672
39,997	*	Immersion Corp	561,558
191,307	*	Infinera Corp	1,591,674
45,136	*	Insight Enterprises, Inc	2,268,987
43,158		InterDigital, Inc	3,558,377
27,499	*	Iteris, Inc	135,020
42,754	*	Itron, Inc	2,616,545
70,889	*	Kemet Corp	1,842,405
31,224	*	Kimball Electronics, Inc	635,408
111,896	*	Knowles Corp	1,942,515
19,212	*	KVH Industries, Inc	238,229
276

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

77,833	*	Lumentum Holdings, Inc	$4,066,774
42,187	*,e	Maxwell Technologies, Inc	193,638
4,033		Mesa Laboratories, Inc	815,594
43,844		Methode Electronics, Inc	1,720,877
22,628		MTS Systems Corp	1,233,792
13,881	*	Napco Security Technologies, Inc	219,320
39,201	*	Netgear, Inc	2,581,386
105,305	*	Netscout Systems, Inc	2,822,174
8,496	*,e	nLight, Inc	259,383
41,240	*	Novanta, Inc	2,571,314
211,462	*	Oclaro, Inc	1,788,969
21,430	*	OSI Systems, Inc	1,709,257
13,886	*	PAR Technology Corp	259,390
22,205		Park Electrochemical Corp	490,953
13,833		PC Connection, Inc	468,247
41,539		Plantronics, Inc	2,852,068
41,276	*	Plexus Corp	2,452,620
40,537	*	Quantenna Communications, Inc	645,754
64,315	*	Ribbon Communications, Inc	436,377
23,082	*	Rogers Corp	2,690,669
84,923	*	Sanmina Corp	2,471,259
32,358	*	Scansource, Inc	1,334,768
61,827	*,e	Stratasys Ltd	1,200,680
48,991	*	Super Micro Computer, Inc	1,082,701
44,104	*	Synaptics, Inc	2,210,051
37,774		SYNNEX Corp	3,644,058
47,575	*	Tech Data Corp	3,968,231
117,468	*	TTM Technologies, Inc	2,039,244
67,345	*	USA Technologies, Inc	905,790
136,402	*	VeriFone Systems, Inc	3,123,606
67,963	*,e	Viasat, Inc	4,780,517
282,075	*	Viavi Solutions, Inc	2,854,599
166,180		Vishay Intertechnology, Inc	4,154,500
14,118	*	Vishay Precision Group, Inc	563,308
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	124,269,755

TELECOMMUNICATION SERVICES - 0.7%
13,755		ATN International, Inc	878,669
49,519	*	Boingo Wireless, Inc	1,144,384
58,601	*	Cincinnati Bell, Inc	782,323
52,647		Cogent Communications Group, Inc	2,735,012
85,623	e	Consolidated Communications Holdings, Inc	1,090,837
107,768	e	Frontier Communications Corp	562,549
52,783	*,e	Intelsat S.A.	1,029,268
121,744	*,e	Iridium Communications, Inc	2,106,171
108,368	*,e	NII Holdings, Inc	671,882
25,028	*	Ooma, Inc	402,951
92,861	*	Orbcomm, Inc	887,751
10,970	*,e	pdvWireless, Inc	328,003
58,295		Shenandoah Telecom Co	1,923,735
24,468		Spok Holdings, Inc	354,786
275,707	*	Vonage Holdings Corp	3,531,807
58,076	*,e	Windstream Holdings, Inc	204,428
		TOTAL TELECOMMUNICATION SERVICES	18,634,556
277

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 1.4%
74,859	*	Air Transport Services Group, Inc	$1,686,573
16,281		Allegiant Travel Co	2,012,332
32,154		Arkansas Best Corp	1,496,769
30,117	*	Atlas Air Worldwide Holdings, Inc	2,019,345
86,015	*	Avis Budget Group, Inc	2,997,623
69,664		Costamare, Inc	483,468
16,215	*	Covenant Transportation Group, Inc	469,911
50,058	*	Daseke, Inc	435,004
57,985	*	Eagle Bulk Shipping, Inc	333,414
34,135	*	Echo Global Logistics, Inc	1,175,951
35,723		Forward Air Corp	2,282,700
13,752	*	Genco Shipping & Trading Ltd	204,217
62,756		Hawaiian Holdings, Inc	2,516,516
59,111		Heartland Express, Inc	1,134,340
69,596	*,e	Hertz Global Holdings, Inc	1,059,947
41,127	*	Hub Group, Inc (Class A)	1,908,293
49,586		Marten Transport Ltd	1,083,454
53,207		Matson, Inc	1,915,452
2,702	*	PAM Transportation Services, Inc	147,394
10,288		Park-Ohio Holdings Corp	385,286
44,145	*	Radiant Logistics, Inc	176,138
76,800	*	Safe Bulkers, Inc	254,976
32,397	*	Saia, Inc	2,441,114
75,069		Scorpio Bulkers, Inc	566,771
63,647		Skywest, Inc	3,812,455
86,076	*	Spirit Airlines, Inc	3,739,141
9,781		Universal Truckload Services, Inc	327,663
9,659	*	USA Truck, Inc	210,759
58,351		Werner Enterprises, Inc	2,173,575
45,392	*	YRC Worldwide, Inc	442,118
		TOTAL TRANSPORTATION	39,892,699

UTILITIES - 3.1%
64,923		Allete, Inc	5,033,480
46,051		American States Water Co	2,768,586
13,565	*	AquaVenture Holdings Ltd	224,365
9,200		Artesian Resources Corp	339,388
139,113	*,e	Atlantic Power Corp	306,049
81,428		Avista Corp	4,118,628
66,610		Black Hills Corp	3,994,602
30,223	*,e	Cadiz, Inc	404,988
59,732		California Water Service Group	2,454,985
20,498		Chesapeake Utilities Corp	1,718,757
15,609		Connecticut Water Service, Inc	1,005,532
16,592		Consolidated Water Co, Inc	233,118
50,703		El Paso Electric Co	3,158,797
11,990		Global Water Resources, Inc	113,785
63,326		Idacorp, Inc	5,967,842
44,473		MGE Energy, Inc	2,846,272
278

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,668		Middlesex Water Co	$915,386
109,941		New Jersey Resources Corp	5,084,771
35,805		Northwest Natural Gas Co	2,332,696
63,106		NorthWestern Corp	3,744,079
45,374		NRG Yield, Inc (Class A)	838,511
84,204		NRG Yield, Inc (Class C)	1,566,194
65,724		ONE Gas, Inc	5,063,377
50,749		Ormat Technologies, Inc	2,753,133
49,244		Otter Tail Corp	2,383,410
103,331	e	Pattern Energy Group, Inc	1,918,857
99,081		PNM Resources, Inc	3,898,837
112,167		Portland General Electric Co	5,087,895
19,960	*	Pure Cycle Corp	216,566
7,883	e	RGC Resources, Inc	223,641
22,278		SJW Corp	1,440,941
106,935	e	South Jersey Industries, Inc	3,628,304
60,374		Southwest Gas Corp	4,721,247
13,545	e	Spark Energy, Inc	115,810
61,195		Spire, Inc	4,381,562
96,916		TerraForm Power, Inc	991,451
19,586		Unitil Corp	997,123
46,908	*,e	Vivint Solar, Inc	267,376
14,841		York Water Co	460,071
		TOTAL UTILITIES	87,720,412

		TOTAL COMMON STOCKS	2,792,422,908
		(Cost $2,008,900,826)

RIGHTS / WARRANTS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
1,297	m	Emergent Capital Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
8,325	†,m	Forest Laboratories, Inc CVR	7,909
5,149	†,m	Omthera Pharmaceuticals, Inc CVR	3,089
9,351	m	Tobira Therapeutics, Inc	561
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	11,559

		TOTAL RIGHTS / WARRANTS	11,559
		(Cost $561)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 9.7%

GOVERNMENT AGENCY DEBT - 1.4%
$39,400,000	Federal Home Loan Bank (FHLB)	1.770%	08/01/18	39,400,000
	TOTAL GOVERNMENT AGENCY DEBT			39,400,000
279

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 8.3%
236,260,155	c	State Street Navigator Securities Lending Government Money Market Portfolio	$236,260,155
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	236,260,155

		TOTAL SHORT-TERM INVESTMENTS	275,660,155
		(Cost $275,660,155)
		TOTAL INVESTMENTS - 108.0%	3,068,094,622
		(Cost $2,284,561,542)
		OTHER ASSETS & LIABILITIES, NET - (8.0)%	(227,295,053)
		NET ASSETS - 100.0%	$2,840,799,569

Abbreviation(s):
CVR Contingent Value Right
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $232,348,119.
h	These securities were purchased on a delayed delivery basis.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of July 31, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	478	9/21/18	$40,375,710	$39,970,360	$(405,350)
280

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUSTRALIA - 0.0%
1,188,000	*	MMG Ltd	$728,858
		TOTAL AUSTRALIA	728,858

BRAZIL - 6.1%
2,287,651		AMBEV S.A.	11,830,471
194,400		Atacadao Distribuicao Comercio e Industria Ltd	810,065
1,009,574		B3 S.A.-Brasil Bolsa Balcao	6,399,106
475,693		Banco Bradesco S.A.	3,533,509
1,580,488		Banco Bradesco S.A. (Preference)	12,855,966
407,386		Banco do Brasil S.A.	3,527,574
1,539,079		Banco Itau Holding Financeira S.A.	18,452,710
187,539		Banco Santander Brasil S.A.	1,822,775
329,900		BB Seguridade Participacoes S.A.	2,152,573
400,537		BR Malls Participacoes S.A.	1,061,824
76,715		Braskem S.A.	1,118,237
243,056	*	BRF S.A.	1,466,767
95,700	*	Centrais Eletricas Brasileiras S.A.	440,343
101,592		Centrais Eletricas Brasileiras S.A. (Preference)	521,859
74,557		Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,651,724
578,756		Cia de Concessoes Rodoviarias	1,623,718
162,700		Cia de Saneamento Basico do Estado de Sao Paulo	1,083,713
409,291		Cia Energetica de Minas Gerais	897,468
301,230	*	Cia Siderurgica Nacional S.A.	736,763
605,038		Cielo S.A.	2,313,243
124,736		Cosan SA Industria e Comercio	1,225,326
157,362		EDP - Energias do Brasil S.A.	572,294
338,179		Empresa Brasileira de Aeronautica S.A.	1,734,459
72,700		Engie Brasil Energia S.A.	724,230
98,700		Equatorial Energia S.A.	1,610,683
120,163		Fibria Celulose S.A.	2,369,132
487,875		Gerdau S.A. (Preference)	2,168,160
163,482		Hypermarcas S.A.	1,208,703
2,060,127		Investimentos Itau S.A. - PR	5,719,373
43,881		IRB Brasil Resseguros S	624,316
434,164		JBS S.A.	1,043,391
316,520		Klabin S.A.	1,703,489
680,396		Kroton Educacional S.A.	2,048,457
235,535		Localiza Rent A Car	1,490,410
364,785		Lojas Americanas S.A.(Preference)	1,763,035
335,495		Lojas Renner S.A.	2,760,260
47,800		M Dias Branco S.A.	488,660
37,080		Magazine Luiza S.A.	1,306,637
116,907		Multiplan Empreendimentos Imobiliarios S.A.	625,448
80,892		Natura Cosmeticos S.A.	627,170
281

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

110,453		Odontoprev S.A.	$392,278
166,281		Petrobras Distribuidora S.A.	863,458
1,486,760		Petroleo Brasileiro S.A.	8,690,889
2,003,746		Petroleo Brasileiro S.A. (Preference)	10,527,768
35,312		Porto Seguro S.A.	466,649
106,000		Raia Drogasil S.A.	2,100,061
519,000	*	Rumo S.A.	2,053,433
96,636		Sul America SA	568,235
207,300		Suzano Papel e Celulose S.A.	2,460,559
210,721	*	Telefonica Brasil S.A.	2,305,226
397,366		Tim Participacoes S.A.	1,312,802
202,880		Ultrapar Participacoes S.A.	2,197,286
1,540,684		Vale S.A.	22,511,153
375,752		Weg S.A.	1,853,081
		TOTAL BRAZIL	164,416,919

CHILE - 1.1%
1,207,642		Aguas Andinas S.A.	702,833
11,732,625		Banco de Chile	1,826,091
20,480		Banco de Credito e Inversiones	1,414,937
30,839,552		Banco Santander Chile S.A.	2,542,137
690,048		Centros Comerciales Sudamericanos S.A.	1,890,384
69,233		Cia Cervecerias Unidas S.A.	941,489
4,042,610		Colbun S.A.	902,091
69,948,097		Corpbanca S.A.	739,246
129,631		Embotelladora Andina S.A.	540,074
72,288		Empresa Nacional de Telecomunicaciones S.A.	682,001
566,452		Empresas CMPC S.A.	2,291,850
224,005		Empresas COPEC S.A.	3,594,997
14,717,920		Enersis Chile S.A.	1,563,539
13,513,556		Enersis S.A.	2,386,160
141,931		Lan Airlines S.A.	1,616,190
375,676		SACI Falabella	3,493,593
56,953		Sociedad Quimica y Minera de Chile S.A. (Class B)	2,751,090
		TOTAL CHILE	29,878,702

CHINA - 28.9%
594,000	g	3SBio, Inc	1,267,320
12,100	*	51job, Inc (ADR)	1,110,417
43,687	*	58.COM, Inc (ADR)	2,938,388
365,000		AAC Technologies Holdings, Inc	4,690,655
10,700		AECC Aviation Power Co Ltd	37,494
764,000		Agile Property Holdings Ltd	1,179,633
13,954,000		Agricultural Bank of China	6,781,007
914,000		Air China Ltd	844,146
9,700		Aisino Corp	38,795
559,302	*	Alibaba Group Holding Ltd (ADR)	104,718,113
1,752,000	*,e	Alibaba Health Information Technology Ltd	1,799,879
2,164,000	*	Aluminum Corp of China Ltd	986,779
578,000		Angang New Steel Co Ltd	615,506
49,900		Angang Steel Co Ltd	48,877
645,500		Anhui Conch Cement Co Ltd	4,151,338
14,800		Anhui Conch Cement Co Ltd (Class A)	83,915
282

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

538,000		Anta Sports Products Ltd	$2,747,688
71,280		Anxin Trust Co Ltd	78,788
28,700		Autohome, Inc (ADR)	2,776,725
13,500		AVIC Aircraft Co Ltd	33,135
32,058		Avic Capital Co Ltd	23,083
1,607,000		AviChina Industry & Technology Co	988,664
730,000	g	BAIC Motor Corp Ltd	606,732
133,345	*	Baidu, Inc (ADR)	32,960,217
38,731,000		Bank of China Ltd	18,297,155
4,513,500		Bank of Communications Co Ltd	3,267,469
105,600		Baoshan Iron & Steel Co Ltd	134,865
885,000		BBMG Corp	349,116
928,000		Beijing Capital International Airport Co Ltd	1,057,016
47,000		Beijing Dabeinong Technology Group Co Ltd	28,622
238,000		Beijing Enterprises Holdings Ltd	1,161,152
2,908,000		Beijing Enterprises Water Group Ltd	1,589,852
13,609		Beijing Tongrentang Co Ltd	67,481
69,600		BOE Technology Group Co Ltd	38,505
1,490,000		Brilliance China Automotive Holdings Ltd	1,950,657
325,000	e	Byd Co Ltd	1,846,265
354,500	e	BYD Electronic International Co Ltd	414,729
274,000	*	CAR, Inc	272,061
6,280,000	g	CGN Power Co Ltd	1,665,647
42,600		Changjiang Securities Co Ltd	33,497
908,000		China Agri-Industries Holdings Ltd	360,470
4,828,000		China Cinda Asset Management Co Ltd	1,356,883
4,674,600		China Citic Bank	3,008,681
1,387,000		China Coal Energy Co	582,675
2,409,000		China Communications Construction Co Ltd	2,668,576
1,184,400		China Communications Services Corp Ltd	750,858
809,500		China Conch Venture Holdings Ltd	3,053,803
46,359,350		China Construction Bank	42,385,548
1,242,500	*,e	China COSCO Holdings Co Ltd	520,707
634,000		China Eastern Airlines Corp Ltd (H Shares)	396,354
1,644,000		China Everbright Bank Co Ltd	723,117
1,239,000		China Everbright International Ltd	1,511,675
460,000		China Everbright Ltd	813,108
1,357,000	*,e	China Evergrande Group	3,765,963
10,500		China Film Co Ltd	23,384
1,983,500		China Galaxy Securities Co Ltd	1,028,414
29,700		China Gezhouba Group Co Ltd	34,161
49,200		China Grand Automotive Services Co Ltd	45,203
5,061,000	g	China Huarong Asset Management Co Ltd	1,290,985
2,230,000	*,†,e,m	China Huishan Dairy Holdings Co Ltd	2,841
769,424		China Insurance International Holdings Co Ltd	2,640,257
498,800	g	China International Capital Corp Ltd	860,582
119,000		China International Marine Containers Group Co Ltd	136,786
11,400		China International Travel Service Corp Ltd	117,582
3,721,000		China Life Insurance Co Ltd	9,350,387
75,200	*,g	China Literature Ltd	630,539
1,802,000		China Longyuan Power Group Corp	1,678,459
683,000		China Medical System Holdings Ltd	1,169,615
1,362,000		China Mengniu Dairy Co Ltd	4,226,698
283

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,980,500		China Merchants Bank Co Ltd	$7,768,046
54,195		China Merchants Bank Co Ltd (Class A)	226,597
676,274		China Merchants Holdings International Co Ltd	1,402,281
9,100		China Merchants Shekou Industrial Zone Holdings Co Ltd	25,489
3,590,760		China Minsheng Banking Corp Ltd	2,669,833
2,976,000		China Mobile Hong Kong Ltd	26,883,442
2,028,000	e	China Molybdenum Co Ltd	1,038,811
1,888,000		China National Building Material Co Ltd	2,055,366
33,800		China National Chemical Engineering Co Ltd	35,018
1,106,000		China Oilfield Services Ltd	1,011,376
1,926,000		China Overseas Land & Investment Ltd	6,067,725
17,000		China Pacific Insurance Group Co Ltd	85,668
1,351,600		China Pacific Insurance Group Co Ltd	5,288,512
2,152,000		China Power International Development Ltd	535,210
1,121,500		China Railway Construction Corp	1,354,759
2,365,000		China Railway Group Ltd	2,054,494
783,000	g	China Railway Signal & Communication Corp Ltd	555,856
1,414,000		China Reinsurance Group Corp	295,723
816,677		China Resources Beer Holdings Company Ltd	3,680,012
484,000		China Resources Gas Group Ltd	2,297,179
1,389,555		China Resources Land Ltd	5,095,074
905,000	g	China Resources Pharmaceutical Group Ltd	1,316,733
1,041,372		China Resources Power Holdings Co	2,011,573
19,700		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	73,337
1,885,000		China Shenhua Energy Co Ltd	4,273,915
13,972		China Shipbuilding Industry Group Power Co Ltd	37,165
1,482,000	*	China Shipping Container Lines Co Ltd	236,528
476,000		China Shipping Development Co Ltd	207,166
950,000		China Southern Airlines Co Ltd	666,755
162,120		China State Construction Engineering Corp Ltd	138,184
1,060,000		China State Construction International Holdings Ltd	1,263,737
7,616,000		China Telecom Corp Ltd	3,602,004
708,000		China Travel International Inv HK	284,768
3,118,000		China Unicom Ltd	3,849,996
622,900		China Vanke Co Ltd	1,994,333
28,600		China Vanke Co Ltd (Class A)	98,068
67,400		China Yangtze Power Co Ltd	166,540
764,000		China Zhongwang Holdings Ltd	374,409
8,132,000	*	Chong Sing Holdings FinTech Gr	621,135
222,700		Chongqing Changan Automobile Co Ltd	194,547
1,211,000		Chongqing Rural Commercial Bank	741,951
1,612,000		CIFI Holdings Group Co Ltd	1,053,068
2,829,000		Citic Pacific Ltd	4,010,055
1,253,500		CITIC Securities Co Ltd	2,513,105
29,800		CITIC Securities Co Ltd (Class A)	73,894
8,900,000		CNOOC Ltd	14,910,594
919,510		COSCO Pacific Ltd	864,791
3,706,675		Country Garden Holdings Co Ltd	5,776,403
2,510,050		CRRC Corp Ltd	2,207,277
70,100		CRRC Corp Ltd (Class A)	86,266
2,300,000		CSPC Pharmaceutical Group Ltd	6,029,617
196,104	*	Ctrip.com International Ltd (ADR)	8,069,680
977,500	g	Dali Foods Group Co Ltd	819,559
284

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

82,300		Daqin Railway Co Ltd	$108,144
1,626,000		Datang International Power Generation Co Ltd	471,136
17,000		DHC Software Co Ltd	22,832
8,900	*	Dong-E-E-Jiao Co Ltd	68,419
1,370,000		Dongfeng Motor Group Co Ltd	1,377,426
384,000		ENN Energy Holdings Ltd	3,904,401
81,700	*	Fang Holdings Ltd (ADR)	264,708
12,100		Fangda Carbon New Material Co Ltd	45,211
923,000		Far East Horizon Ltd	888,834
33,240		Focus Media Information Technology Co Ltd	51,851
9,925		Foshan Haitian Flavouring & Food Co Ltd	103,233
1,213,952		Fosun International	2,225,735
2,454,000		Franshion Properties China Ltd	1,184,520
780,000		Future Land Development Holdin	703,624
241,600	g	Fuyao Glass Industry Group Co Ltd	876,436
26,600	*,e	GDS Holdings Ltd (ADR)	580,678
2,436,000		Geely Automobile Holdings Ltd	5,586,866
366,000	*,e	Genscript Biotech Corp	898,425
880,000		GF Securities Co Ltd	1,235,055
6,762,668	*,e	GOME Electrical Appliances Holdings Ltd	717,660
1,636,500	e	Great Wall Motor Co Ltd	1,179,639
9,900	*	Gree Electric Appliances, Inc of Zhuhai	64,307
410,500		Greentown China Holdings Ltd	484,455
1,546,000		Guangdong Investments Ltd	2,665,323
48,600		Guangshen Railway Co Ltd	30,807
1,470,000		Guangzhou Automobile Group Co Ltd	1,383,709
8,600		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	46,008
41,100		Guangzhou Haige Communications Group, Inc Co	54,023
491,200		Guangzhou R&F Properties Co Ltd	884,350
270,200	e,g	Guotai Junan Securities Co Ltd	560,543
333,000		Haitian International Holdings Ltd	784,872
1,879,200		Haitong Securities Co Ltd	1,901,930
36,000		Hangzhou Hikvision Digital Technology Co Ltd	182,865
8,800		Han’s Laser Technology Industry Group Co Ltd	62,452
9,200		Henan Shuanghui Investment & Development Co Ltd	34,077
376,500		Hengan International Group Co Ltd	3,353,843
9,776,000	*,e	HengTen Networks Group Ltd	312,095
19,180		Hengtong Optic-electric Co Ltd	63,793
88,900		Hesteel Co Ltd	38,232
924,000		Huadian Power International Co	434,245
13,500		Huadong Medicine Co Ltd	91,858
2,466,000		Huaneng Power International, Inc	1,857,843
2,724,000		Huaneng Renewables Corp Ltd	1,013,578
937,400	g	Huatai Securities Co Ltd	1,480,357
10,800		Huayu Automotive Systems Co Ltd	37,017
63,000		Huazhu Group Ltd (ADR)	2,520,630
3,300		Hundsun Technologies, Inc	24,849
8,200		Iflytek Co Ltd	37,893
33,612,000		Industrial & Commercial Bank of China	24,979,218
67,000		Industrial & Commercial Bank of China Ltd	55,589
22,500		Industrial Bank Co Ltd	51,122
25,300		Inner Mongolia Yili Industrial Group Co Ltd	98,379
684,800		Inner Mongolia Yitai Coal Co	902,714
285

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

349,332	*	JD.com, Inc (ADR)	$12,527,046
746,000		Jiangsu Express	907,455
22,100		Jiangsu Hengrui Medicine Co Ltd	223,679
5,400		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	101,691
674,000		Jiangxi Copper Co Ltd	852,716
5,600		Jiangxi Ganfeng Lithium Co Ltd	30,343
501,808	e	Jiayuan International Group Ltd	975,389
23,362		Jointown Pharmaceutical Group Co Ltd	55,567
920,000		Kaisa Group Holdings Ltd	373,006
32,700		Kangmei Pharmaceutical Co Ltd	102,323
968,000		Kingdee International Software Group Co Ltd	1,075,892
389,000		Kingsoft Corp Ltd	946,210
5,000		Kweichow Moutai Co Ltd	533,449
537,500		KWG Property Holding Ltd	614,620
134,000	g	Legend Holdings Corp	400,461
3,662,000		Lenovo Group Ltd	2,036,520
28,800		Liaoning Cheng Da Co Ltd	62,115
674,000		Logan Property Holdings Co Ltd	848,954
722,000		Longfor Properties Co Ltd	2,036,944
39,910		Luxshare Precision Industry Co Ltd	106,160
483,500	e	Luye Pharma Group Ltd	470,947
6,900		Luzhou Laojiao Co Ltd	55,701
96,024		Maanshan Iron & Steel Co Ltd	59,479
21,240		Meinian Onehealth Healthcare Holdings Co Ltd	61,015
819,500	*,e,g	Meitu, Inc	633,895
1,160,000		Metallurgical Corp of China Ltd	340,405
20,800		Midea Group Co Ltd	145,430
56,500	*	Momo, Inc (ADR)	2,317,630
9,180		Muyuan Foodstuff Co Ltd	35,932
39,083		Netease.com (ADR)	10,083,414
439,500		New China Life insurance Co Ltd	2,028,999
48,800		New Hope Liuhe Co Ltd	46,689
68,644		New Oriental Education & Technology Group (ADR)	5,906,130
43,424		Ningbo Zhoushan Port Co Ltd	27,460
12,600	*,e	Noah Holdings Ltd (ADR)	643,356
393,800		Offshore Oil Engineering Co Ltd	307,747
13,500	*	O-film Tech Co Ltd	33,100
3,546,000		People’s Insurance Co Group of China Ltd	1,587,655
5,500		Perfect World Co Ltd	22,734
3,517,582		PICC Property & Casualty Co Ltd	3,974,645
2,529,500		Ping An Insurance Group Co of China Ltd	23,547,821
36,000		Ping An Insurance Group Co of China Ltd (Class A)	326,179
33,200		Poly Real Estate Group Co Ltd	59,345
1,158,000	g	Postal Savings Bank of China Co Ltd	778,440
34,700		Power Construction Corp of China Ltd	28,888
16,800		Qingdao Haier Co Ltd	42,603
40,200		Rongsheng Petro Chemical Co Ltd	68,849
23,700		SAIC Motor Corp Ltd	111,058
38,400		Sanan Optoelectronics Co Ltd	107,027
1,402,300	*,e	Semiconductor Manufacturing International Corp	1,700,592
168,200		Shaanxi Coal Industry Co Ltd	188,209
20,568		Shandong Gold Mining Co Ltd	73,847
1,232,000		Shandong Weigao Group Medical Polymer Co Ltd	942,894
286

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,978,000		Shanghai Electric Group Co Ltd	$663,666
231,000	e	Shanghai Fosun Pharmaceutical Group Co Ltd	1,105,018
9,800	*	Shanghai Fosun Pharmaceutical Group Co Ltd	53,312
237,000		Shanghai Industrial Holdings Ltd	553,259
9,400		Shanghai International Airport Co Ltd	83,474
30,000		Shanghai International Port Group Co Ltd	26,762
575,699		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	803,774
16,700		Shanghai Pharmaceuticals Holding Co Ltd	56,680
496,300		Shanghai Pharmaceuticals Holding Co Ltd	1,317,765
77,500		Shanxi Lu’an Environmental Energy Development Co Ltd	100,595
5,900		Shanxi Xinghuacun Fen Wine Factory Co Ltd	52,891
110,900		Shanxi Xishan Coal & Electricity Power Co Ltd	111,927
430,500		Shenzhen International Holdings Ltd	795,126
1,432,000		Shenzhen Investment Ltd	516,761
31,000		Shenzhen Overseas Chinese Town Co Ltd	30,800
13,200		Shenzhen Salubris Pharmaceuticals Co Ltd	65,508
377,000		Shenzhou International Group Holdings Ltd	4,629,692
565,000		Shimao Property Holdings Ltd	1,606,879
1,698,000		Shui On Land Ltd	397,016
12,200		Sichuan Kelun Pharmaceutical Co Ltd	52,693
1,689,000		Sihuan Pharmaceutical Holdings	364,462
30,758	*	Sina Corp	2,475,404
1,403,971		Sino-Ocean Land Holdings Ltd	794,108
529,500		Sinopec Engineering Group Co Ltd	539,449
1,900,000		Sinopec Shanghai Petrochemical Co Ltd	1,142,442
58,883		Sinopec Shanghai Petrochemical Co Ltd (Class A)	46,699
613,600		Sinopharm Group Co	2,595,412
962,000		Sinotrans Ltd	446,075
273,500		Sinotruk Hong Kong Ltd	386,814
1,016,000		Soho China Ltd	478,510
1,181,000	e	Sunac China Holdings Ltd	3,861,666
47,800		Suning.com Co Ltd	92,996
353,500		Sunny Optical Technology Group Co Ltd	5,863,364
25,700		Suzhou Gold Mantis Construction Decoration Co Ltd	40,425
160,000	*	TAL Education Group (ADR)	5,118,400
12,931		Tasly Pharmaceutical Group Co Ltd	47,184
49,700		TBEA Co Ltd	50,445
2,758,300		Tencent Holdings Ltd	125,542,274
934,000		Tingyi Cayman Islands Holding Corp	2,158,575
217,000		Tong Ren Tang Technologies Co Ltd	320,400
20,700		Tonghua Dongbao Pharmaceutical Co Ltd	66,169
14,800		Tongwei Co Ltd	15,407
469,000		Travelsky Technology Ltd	1,336,901
200,000		Tsingtao Brewery Co Ltd	1,071,007
5,200	*	Tsingtao Brewery Co Ltd (Class A)	33,909
19,600		Tus-Sound Environmental Resources Co Ltd	49,857
637,000		Uni-President China Holdings Ltd	737,611
206,924	*	Vipshop Holdings Ltd (ADR)	1,996,817
2,558,000		Want Want China Holdings Ltd	2,119,991
22,467	*,e	Weibo Corp (ADR)	1,859,144
987,800		Weichai Power Co Ltd	1,208,508
45,500		Weichai Power Co Ltd (Class A)	57,230
10,200		Weifu High-Technology Group Co Ltd	32,063
287

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,074,000		Winteam Pharmaceutical Group Ltd	$792,283
14,600		Wuliangye Yibin Co Ltd	155,041
237,500	*,g	Wuxi Biologics Cayman, Inc	2,419,882
24,200	*	Xinjiang Goldwind Science & Technology Co Ltd	49,753
237,400		Xinjiang Goldwind Science & Technology Co Ltd	303,267
1,568,000	e	Xinyi Solar Holdings Ltd	467,721
1,198,000		Yanzhou Coal Mining Co Ltd	1,496,546
76,700		Yonghui Superstores Co Ltd	86,148
3,236,000		Yuexiul Property Co Ltd	615,481
191,434		Yum China Holdings, Inc	6,906,939
5,900		Yunnan Baiyao Group Co Ltd	86,289
805,000		Yuzhou Properties Co	456,106
22,304	*	YY, Inc (ADR)	2,079,402
5,395		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	91,318
624,000		Zhaojin Mining Industry Co Ltd	503,829
9,916		Zhejiang Chint Electrics Co Ltd	33,707
10,200		Zhejiang Dahua Technology Co Ltd	28,204
842,000		Zhejiang Expressway Co Ltd	715,160
3,220		Zhejiang Huayou Cobalt Co Ltd	32,640
34,700		Zhejiang Longsheng Group Co Ltd	59,591
25,600		Zhengzhou Yutong Bus Co Ltd	63,058
69,600	*,e,g	ZhongAn Online P&C Insurance Co Ltd	319,821
80,240		Zhongjin Gold Corp Ltd	82,260
255,500		Zhongsheng Group Holdings Ltd	582,914
288,300		Zhuzhou CSR Times Electric Co Ltd	1,731,928
3,738,000		Zijin Mining Group Co Ltd	1,385,830
176,800		Zijin Mining Group Co Ltd (Class A)	92,454
359,864	*	ZTE Corp	617,135
		TOTAL CHINA	776,593,805

COLOMBIA - 0.4%
101,477		BanColombia S.A.	1,174,683
211,484		BanColombia S.A. (Preference)	2,429,084
198,544		Cementos Argos S.A.	631,934
3,055,707		Ecopetrol S.A.	3,245,466
132,186		Grupo Argos S.A.	887,185
1,603,675		Grupo Aval Acciones y Valores	635,256
102,154		Grupo de Inversiones Suramericana S.A.	1,275,821
58,915		Grupo de Inversiones Suramericana S.A. (Preference)	708,896
177,690		Interconexion Electrica S.A.	872,928
		TOTAL COLOMBIA	11,861,253

CZECH REPUBLIC - 0.2%
76,154		CEZ AS	1,999,877
34,678		Komercni Banka AS	1,505,662
278,735	g	Moneta Money Bank AS	956,095
26,679		Telefonica O2 Czech Republic AS	315,942
		TOTAL CZECH REPUBLIC	4,777,576

EGYPT - 0.1%
505,035		Commercial International Bank	2,373,410
55,980		Eastern Tobacco	516,007
23,512		ElSwedy Cables Holding Co	245,330
		TOTAL EGYPT	3,134,747
288

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

GREECE - 0.3%
691,125	*	Alpha Bank AE	$1,508,926
949,470	*	Eurobank Ergasias S.A.	983,965
12,741	*,†,m	Hellenic Duty Free Shops S.A.	17,878
113,207		Hellenic Telecommunications Organization S.A.	1,471,189
49,754		JUMBO S.A.	796,927
2,659,007	*	National Bank of Greece S.A.	865,321
105,753		OPAP S.A.	1,180,725
138,484	*	Piraeus Bank S.A.	437,310
27,710		Titan Cement Co S.A.	672,241
		TOTAL GREECE	7,934,482

HONG KONG - 0.8%
7,070,000	*,e	Alibaba Pictures Group Ltd	839,105
1,450,000	*	China First Capital Group Ltd	940,869
873,400		China Gas Holdings Ltd	3,543,115
836,000		China Resources Cement Holdings Ltd	955,735
3,430,000	e	Fullshare Holdings Ltd	1,512,005
6,551,799	*,e	GCL Poly Energy Holdings Ltd	577,682
608,000		Haier Electronics Group Co Ltd	1,778,119
331,500		Kingboard Chemical Holdings Ltd	1,160,057
521,000		Kingboard Laminates Holdings Ltd	625,257
834,000		Lee & Man Paper Manufacturing Ltd	812,632
834,000		Nine Dragons Paper Holdings Ltd	1,034,439
3,258,000		Sino Biopharmaceutical	4,462,228
656,000		Skyworth Digital Holdings Ltd	256,955
668,000		SSY Group Ltd	638,498
1,203,500		Sun Art Retail Group Ltd	1,538,472
525,000		Towngas China Co Ltd	521,958
		TOTAL HONG KONG	21,197,126

HUNGARY - 0.3%
217,048		MOL Hungarian Oil & Gas plc	2,126,612
112,092		OTP Bank	4,216,243
65,309		Richter Gedeon Rt	1,180,294
		TOTAL HUNGARY	7,523,149

INDIA - 8.6%
266,943		Ambuja Cements Ltd	899,031
648,962		Ashok Leyland Ltd	1,070,495
144,297		Asian Paints Ltd	3,057,728
132,117		Aurobindo Pharma Ltd	1,140,651
53,436	*,g	Avenue Supermarts Ltd	1,292,981
875,698	*	Axis Bank Ltd	7,044,641
85,997		Bajaj Finance Ltd	3,392,262
17,307		Bajaj Finserv Ltd	1,765,268
38,061		Bajaj Holdings and Investment Ltd	1,500,265
98,254		Bharat Forge Ltd	919,745
441,226		Bharat Heavy Electricals	477,095
398,230		Bharat Petroleum Corp Ltd	2,270,928
696,780		Bharti Airtel Ltd	3,976,667
289

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

234,380	*	Bharti Infratel Ltd	$981,221
3,399		Bosch Ltd	928,772
12,974		Britannia Industries Ltd	1,238,801
83,969		Cadila Healthcare Ltd	467,876
162,705	*	Cipla Ltd	1,522,169
410,108		Coal India Ltd	1,563,245
37,622		Container Corp Of India Ltd	367,527
238,511		Dabur India Ltd	1,467,237
55,483		Dr Reddy’s Laboratories Ltd	1,728,788
6,396		Eicher Motors Ltd	2,597,417
343,344		GAIL India Ltd	1,880,795
70,923		Glenmark Pharmaceuticals Ltd	602,490
109,005		Godrej Consumer Products Ltd	2,095,691
158,707		Grasim Industries Ltd	2,377,055
116,808	*	Havells India Ltd	1,082,434
265,897		HCL Technologies Ltd	3,745,881
24,150		Hero Honda Motors Ltd	1,161,235
566,657		Hindalco Industries Ltd	1,770,247
314,655		Hindustan Lever Ltd	7,955,690
365,910		Hindustan Petroleum Corp Ltd	1,525,842
745,721		Housing Development Finance Corp	21,715,593
1,197,352	*	ICICI Bank Ltd	5,298,358
927,095	*	Idea Cellular Ltd	742,198
145,069		Indiabulls Housing Finance Ltd	2,752,008
760,519		Indian Oil Corp Ltd	1,829,589
850,816		Infosys Technologies Ltd	16,896,983
28,388	g	InterGlobe Aviation Ltd	385,556
1,704,484		ITC Ltd	7,408,150
463,696	*	JSW Steel Ltd	2,239,967
244,694		Larsen & Toubro Ltd	4,653,962
145,960		LIC Housing Finance Ltd	1,128,580
105,991	*	Lupin Ltd	1,275,283
136,862	*	Mahindra & Mahindra Financial Services Ltd	1,028,316
364,526		Mahindra & Mahindra Ltd	4,984,567
192,097		Marico Ltd	1,021,585
54,258		Maruti Suzuki India Ltd	7,541,229
296,678	*	Motherson Sumi Systems Ltd	1,396,492
300,438		Mundra Port and Special Economic Zone Ltd	1,754,981
10,136		Nestle India Ltd	1,557,482
859,626		NTPC Ltd	1,942,833
268,461		Petronet LNG Ltd	899,219
36,531	*	Pidilite Industries Ltd	599,139
38,250	*	Piramal Healthcare Ltd	1,496,244
635,332		Power Grid Corp of India Ltd	1,691,400
1,387,114		Reliance Industries Ltd	24,040,053
323,322		Rural Electrification Corp Ltd	552,859
757,651	*	Sesa Sterlite Ltd	2,463,428
3,466		Shree Cement Ltd	860,956
66,843		Shriram Transport Finance Co Ltd	1,349,147
29,598		Siemens India Ltd	427,470
887,718	*	State Bank of India	3,806,835
434,843		Sun Pharmaceutical Industries Ltd	3,608,627
451,560		Tata Consultancy Services Ltd	12,786,702
290

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

783,039	*	Tata Motors Ltd	$2,962,352
495,756		Tata Power Co Ltd	539,694
194,256		Tata Steel Ltd	1,600,024
237,528		Tech Mahindra Ltd	2,360,762
151,287		Titan Industries Ltd	2,014,831
41,342	*	Ultra Tech Cement Ltd	2,531,202
175,032	*	United Phosphorus Ltd	1,646,511
151,345	*	United Spirits Ltd	1,298,601
197,811	*	Vakrangee Ltd	138,701
532,306		Wipro Ltd	2,146,966
861,319		Yes Bank Ltd	4,634,444
249,273		ZEE Telefilms Ltd	1,918,433
		TOTAL INDIA	231,796,482

INDONESIA - 1.9%
9,704,200		Adaro Energy Tbk	1,284,000
26,942,400		Bank Rakyat Indonesia	5,740,323
1,077,700		Indofood CBP Sukses Makmur Tbk	652,616
725,800		PT AKR Corporindo Tbk	212,279
9,579,400		PT Astra International Tbk	4,752,558
4,666,800		PT Bank Central Asia Tbk	7,533,007
1,573,766		PT Bank Danamon Indonesia Tbk	718,488
8,977,342		PT Bank Mandiri Persero Tbk	4,144,826
3,511,993		PT Bank Negara Indonesia	1,805,980
1,708,200		PT Bank Tabungan Negara Tbk	279,763
4,386,500	*	PT Bumi Serpong Damai	411,784
3,469,200		PT Charoen Pokphand Indonesia Tbk	1,088,491
225,100		PT Gudang Garam Tbk	1,174,181
4,354,200		PT Hanjaya Mandala Sampoerna Tbk	1,161,468
1,239,900		PT Indah Kiat Pulp and Paper Corp Tbk	1,652,393
861,000		PT Indocement Tunggal Prakarsa Tbk	844,912
2,046,900		PT Indofood Sukses Makmur Tbk	902,083
1,305,970		PT Jasa Marga Tbk	425,235
9,861,300		PT Kalbe Farma Tbk	886,322
1,189,600		PT Matahari Department Store Tbk	663,551
8,991,000		PT Pakuwon Jati Tbk	321,448
5,334,000		PT Perusahaan Gas Negara Persero Tbk	629,988
1,389,000		PT Semen Gresik Persero Tbk	732,922
2,670,800		PT Surya Citra Media Tbk	380,338
24,232,100		PT Telekomunikasi Indonesia Persero Tbk	6,008,796
756,900		PT Unilever Indonesia Tbk	2,271,728
935,900		PT United Tractors Tbk	2,292,868
2,197,500		PT Waskita Karya Persero Tbk	323,664
1,121,400		Tower Bersama Infrastructure	408,646
		TOTAL INDONESIA	49,704,658

KOREA, REPUBLIC OF - 13.5%
16,157		Amorepacific Corp	3,866,002
4,703		Amorepacific Corp (Preference)	601,376
3,622		BGF retail Co Ltd	547,193
122,254		BS Financial Group, Inc	980,388
16,423	*,e	Celltrion Healthcare Co Ltd	1,343,367
6,833	*	Celltrion Pharm Inc	431,670
291

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

38,825	*,e	Celltrion, Inc	$9,455,124
32,460		Cheil Communications, Inc	586,944
37,536		Cheil Industries, Inc	4,152,343
3,649		CJ CheilJedang Corp	1,104,091
6,595		CJ Corp	829,010
5,139		CJ O Shopping Co Ltd	1,067,156
13,357		Daelim Industrial Co	937,203
77,101	*	Daewoo Engineering & Construction Co Ltd	392,192
18,314		Daewoo International Corp	314,582
166,973		Daewoo Securities Co Ltd	1,219,936
73,352		DGB Financial Group Co Ltd	614,102
23,233		Dongbu Insurance Co Ltd	1,339,923
16,393		Dongsuh Co, Inc	373,911
16,255		Doosan Bobcat, Inc	484,303
23,828	*	Doosan Heavy Industries and Construction Co Ltd	321,428
9,794		E-Mart Co Ltd	1,914,698
9,708		GLOVIS Co Ltd	1,190,791
22,352		GS Engineering & Construction Corp	908,684
34,360		GS Holdings Corp	1,653,679
14,351		GS Retail Co Ltd	427,523
140,364		Hana Financial Group, Inc	5,643,703
34,557		Hankook Tire Co Ltd	1,371,616
3,020		Hanmi Pharm Co Ltd	1,148,245
5,985		Hanmi Science Co Ltd	371,554
87,870		Hanon Systems	841,503
5,395		Hanssem Co Ltd	465,385
48,897		Hanwha Chemical Corp	927,360
21,062		Hanwha Corp	606,138
17,043	*	HDC Hyundai Development Co-Engineering & Construction	876,031
14,525	*	HLB, Inc	883,808
7,486		Honam Petrochemical Corp	2,410,954
17,447		Hotel Shilla Co Ltd	1,560,109
280,227		Hynix Semiconductor, Inc	21,658,846
7,184		Hyundai Department Store Co Ltd	633,040
36,507		Hyundai Engineering & Construction Co Ltd	1,918,770
17,758	*	Hyundai Heavy Industries	1,696,527
29,405		Hyundai Marine & Fire Insurance Co Ltd	964,350
33,217		Hyundai Mobis	6,771,140
74,577		Hyundai Motor Co	8,642,972
16,820		Hyundai Motor Co Ltd (2nd Preference)	1,320,353
11,085		Hyundai Motor Co Ltd (Preference)	810,176
4,674	*	Hyundai Robotics Co Ltd	1,405,414
36,757		Hyundai Steel Co	1,771,499
118,507		Industrial Bank of Korea	1,660,253
14,121	g	ING Life Insurance Korea Ltd	532,844
21,634		Kakao Corp	2,181,416
56,268		Kangwon Land, Inc	1,306,778
191,735		KB Financial Group, Inc	9,215,442
2,605		KCC Corp	789,755
10,866		KEPCO Plant Service & Engineering Co Ltd	334,954
124,099		Kia Motors Corp	3,518,284
31,521	*	Korea Aerospace Industries Ltd	990,311
129,876		Korea Electric Power Corp	3,859,332
292

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

4,656	*	Korea Express Co Ltd	$629,670
14,279	*	Korea Gas Corp	744,111
18,391		Korea Investment Holdings Co Ltd	1,178,225
9,276		Korea Kumho Petrochemical	940,134
128,475		Korea Life Insurance Co Ltd	594,006
4,078		Korea Zinc Co Ltd	1,505,946
23,225		Korean Air Lines Co Ltd	608,212
9,181		KT Corp	234,223
57,748		KT&G Corp	5,704,335
22,551		LG Chem Ltd	7,584,428
3,604		LG Chem Ltd (Preference)	697,176
44,252		LG Corp	2,983,016
52,513		LG Electronics, Inc	3,519,838
4,678		LG Household & Health Care Ltd	5,065,879
1,094		LG Household & Health Care Ltd (Preference)	651,486
6,085		LG Innotek Co Ltd	888,985
113,544		LG.Philips LCD Co Ltd	2,152,587
15,372	*	Lotte Corp	724,096
5,320		Lotte Shopping Co Ltd	981,110
1,894		Medy-Tox, Inc	1,217,420
13,682		Naver Corp	8,778,280
8,641		NCsoft	2,982,924
12,784	g	Netmarble Corp	1,658,345
7,720		OCI Co Ltd	685,339
10,176		Orion Corp/Republic of Korea	1,214,484
575		Ottogi Corp	453,767
14,038		Pacific Corp	1,203,241
2,285	*	Pearl Abyss Corp	448,683
36,733		POSCO	10,811,085
9,708		S1 Corp (Korea)	752,410
8,100	*,g	Samsung Biologics Co Ltd	2,702,749
14,308		Samsung Card Co	453,164
27,176		Samsung Electro-Mechanics Co Ltd	3,740,843
2,323,798		Samsung Electronics Co Ltd	96,461,384
409,524		Samsung Electronics Co Ltd (Preference)	14,059,020
64,863	*	Samsung Engineering Co Ltd	989,295
15,120		Samsung Fire & Marine Insurance Co Ltd	3,692,416
193,152	*	Samsung Heavy Industries Co Ltd	1,122,079
33,085		Samsung Life Insurance Co Ltd	2,848,443
26,793		Samsung SDI Co Ltd	5,504,727
16,641		Samsung SDS Co Ltd	3,121,199
32,075		Samsung Securities Co Ltd	935,433
205,939		Shinhan Financial Group Co Ltd	8,033,536
3,460		Shinsegae Co Ltd	1,026,792
26,514	*,e	SillaJen, Inc	1,241,763
14,918		SK C&C Co Ltd	3,516,463
34,344		SK Energy Co Ltd	6,099,716
9,500		SK Telecom Co Ltd	2,123,152
26,784		S-Oil Corp	2,813,196
107,704	*	STX Pan Ocean Co Ltd	496,813
6,095	*	ViroMed Co Ltd	1,092,224
25,180		Woongjin Coway Co Ltd	2,111,370
223,731		Woori Bank	3,381,678
293

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

65,835		Woori Investment & Securities Co Ltd	$768,139
4,054		Yuhan Corp	809,136
		TOTAL KOREA, REPUBLIC OF	362,884,652

LUXEMBOURG - 0.0%
46,957	*	Reinet Investments S.C.A	905,583
		TOTAL LUXEMBOURG	905,583

MALAYSIA - 2.4%
637,500		AirAsia BHD	559,586
449,500		Alliance Financial Group BHD	444,671
764,600		AMMB Holdings BHD	757,242
593,000		Astro Malaysia Holdings BHD	266,959
71,700		British American Tobacco Malaysia BHD	604,644
2,215,309		Bumiputra-Commerce Holdings BHD	3,189,864
1,714,496		Dialog Group BHD	1,402,985
1,499,200		Digi.Com BHD	1,680,003
587,500		Felda Global Ventures Holdings BHD	250,648
930,300		Gamuda BHD	886,892
1,074,875		Genting BHD	2,315,614
178,400		Genting Plantations BHD	410,342
271,500		HAP Seng Consolidated BHD	655,431
646,400		Hartalega Holdings BHD	979,425
298,087		Hong Leong Bank BHD	1,402,132
100,506		Hong Leong Credit BHD	447,470
1,024,300		IHH Healthcare BHD	1,490,897
1,555,300		IJM Corp BHD	750,984
1,101,100		IOI Corp BHD	1,253,479
797,741		IOI Properties Group Sdn BHD	373,435
239,300		Kuala Lumpur Kepong BHD	1,457,581
2,045,369		Malayan Banking BHD	4,941,649
389,876		Malaysia Airports Holdings BHD	888,375
899,000		Maxis BHD	1,282,804
653,500		MISC BHD	1,075,410
562,000		My EG Services BHD	171,929
27,500		Nestle Malaysia BHD	998,524
1,369,600		Petronas Chemicals Group BHD	3,012,149
178,300		Petronas Dagangan BHD	1,185,968
363,100		Petronas Gas BHD	1,675,355
306,240		PPB Group BHD	1,243,041
636,300		Press Metal BHD	750,308
1,473,440		Public Bank BHD	8,727,679
1,397,800		Resorts World BHD	1,742,473
358,270		RHB Capital BHD	479,962
1,068,165		Sime Darby BHD	664,310
1,160,965		Sime Darby Plantation BHD	1,502,010
1,068,165		Sime Darby Property BHD	353,084
726,876		SP Setia BHD	531,990
573,565		Telekom Malaysia BHD	559,879
1,638,650		Tenaga Nasional BHD	6,331,047
1,316,003		TM International BHD	1,425,583
239,200		Top Glove Corp BHD	597,428
180,500		UMW Holdings BHD	266,500
294

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

452,000		Westports Holdings BHD	$412,454
1,982,166		YTL Corp BHD	659,471
		TOTAL MALAYSIA	63,059,666

MEXICO - 3.0%
1,370,450		Alfa S.A. de C.V. (Class A)	1,864,743
16,285,970		America Movil S.A. de C.V. (Series L)	13,954,847
851,725		Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	1,435,860
7,128,397	*	Cemex S.A. de C.V.	5,312,521
249,260		Coca-Cola Femsa S.A. de C.V.	1,560,738
97,200	e	El Puerto de Liverpool SAB de C.V.	721,317
212,925		Embotelladoras Arca SAB de C.V.	1,413,426
1,520,300		Fibra Uno Administracion S.A. de C.V.	2,189,366
972,137		Fomento Economico Mexicano S.A. de C.V.	9,536,856
102,975		Gruma SAB de C.V.	1,332,869
169,828		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,604,813
103,155		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	1,835,263
786,920		Grupo Bimbo S.A. de C.V. (Series A)	1,674,518
198,598		Grupo Carso S.A. de C.V. (Series A1)	825,922
1,248,687		Grupo Financiero Banorte S.A. de C.V.	8,707,025
1,083,632		Grupo Financiero Inbursa S.A.	1,784,953
1,793,356		Grupo Mexico S.A. de C.V. (Series B)	5,638,592
1,157,526		Grupo Televisa S.A.	4,607,683
88,877		Industrias Penoles S.A. de C.V.	1,506,943
259,900		Infraestructura Energetica ,NV SAB de C.V.	1,269,815
761,242	e	Kimberly-Clark de Mexico S.A. de C.V. (Class A)	1,400,952
521,823		Mexichem SAB de C.V.	1,826,881
121,705		Promotora y Operadora de Infraestructura SAB de C.V.	1,260,622
2,587,089		Wal-Mart de Mexico SAB de C.V.	7,555,378
		TOTAL MEXICO	80,821,903

PAKISTAN - 0.1%
340,500		Habib Bank Ltd	488,220
65,900		Lucky Cement Ltd	293,159
186,100		MCB Bank Ltd	311,269
406,500		Oil & Gas Development Co Ltd	495,892
229,300		United Bank Ltd	324,741
		TOTAL PAKISTAN	1,913,281

PERU - 0.4%
117,822		Cia de Minas Buenaventura S.A. (ADR) (Series B)	1,618,874
31,690		Credicorp Ltd (NY)	7,249,721
39,027		Southern Copper Corp (NY)	1,926,373
		TOTAL PERU	10,794,968

PHILIPPINES - 0.9%
920,170		Aboitiz Equity Ventures, Inc	999,447
750,800		Aboitiz Power Corp	525,935
1,882,300	*	Alliance Global Group, Inc	422,503
120,643		Ayala Corp	2,275,221
3,738,400		Ayala Land, Inc	2,879,014
952,039		Banco de Oro Universal Bank	2,369,641
295

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

476,469		Bank of the Philippine Islands	$880,860
1,716,400		DMCI Holdings, Inc	381,662
15,870		Globe Telecom, Inc	548,375
43,128		GT Capital Holdings, Inc	787,339
220,180		International Container Term Services, Inc	369,005
1,362,620		JG Summit Holdings (Series B)	1,437,871
208,320		Jollibee Foods Corp	1,059,781
115,030		Manila Electric Co	823,064
4,426,900		Megaworld Corp	387,244
6,294,000		Metro Pacific Investments Corp	558,665
458,893		Metropolitan Bank & Trust	637,592
40,555		PLDT, Inc	1,017,373
1,053,143		Robinsons Land Corp	388,782
128,930		Security Bank Corp	492,825
112,835		SM Investments Corp	2,022,247
3,990,975		SM Prime Holdings	2,841,255
477,580		Universal Robina	1,151,608
		TOTAL PHILIPPINES	25,257,309

POLAND - 1.2%
42,384	*	Alior Bank S.A.	842,783
14,692		Bank Handlowy w Warszawie S.A.	301,735
284,772	*	Bank Millennium S.A.	716,430
73,817		Bank Pekao S.A.	2,260,225
16,322		Bank Zachodni WBK S.A.	1,636,944
6,419		BRE Bank S.A.	751,357
12,724		CCC S.A.	783,889
33,827	*	CD Projekt Red S.A.	1,828,931
103,900		Cyfrowy Polsat S.A.	675,674
20,563	*,g	Dino Polska S.A.	564,222
62,855		Grupa Lotos S.A.	1,122,896
26,827	*	Jastrzebska Spolka Weglowa S.A.	579,012
65,939		KGHM Polska Miedz S.A.	1,744,529
613		LPP S.A.	1,505,406
46,897	g	PLAY Communications S.A.	274,402
1,171,481		Polish Oil & Gas Co	1,770,435
419,175	*	Polska Grupa Energetyczna S.A.	1,128,219
155,269		Polski Koncern Naftowy Orlen S.A.	3,937,782
406,638		Powszechna Kasa Oszczednosci Bank Polski S.A.	4,640,421
285,665		Powszechny Zaklad Ubezpieczen S.A.	3,285,543
264,409	*	Telekomunikacja Polska S.A.	360,532
20,453		Zaklady Azotowe w Tarnowie-Moscicach S.A.	233,440
		TOTAL POLAND	30,944,807

QATAR - 0.8%
46,925	*	Barwa Real Estate Co	467,832
91,707	*	Commercial Bank of Qatar QSC	1,027,642
68,246	*	Doha Bank QSC	478,153
363,985	*	Ezdan Holding Group QSC	904,714
82,317	*	Industries Qatar QSC	2,815,263
172,111	*	Masraf Al Rayan	1,831,723
37,192	*	Ooredoo QSC	719,601
24,174	*	Qatar Electricity & Water Co	1,264,052
296

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

64,749	*	Qatar Insurance Co SAQ	$645,534
48,872	*	Qatar Islamic Bank SAQ	1,785,217
215,347	*	Qatar National Bank	10,349,612
		TOTAL QATAR	22,289,343

ROMANIA - 0.1%
176,152		NEPI Rockcastle plc	1,632,090
		TOTAL ROMANIA	1,632,090

RUSSIA - 3.4%
24,695	m	Acron JSC (GDR)	179,460
39,453		Gazprom (ADR)	179,117
2,665,196		Gazprom OAO (ADR)	11,952,338
17,907		Gazpromneft OAO (ADR)	465,883
2,793		LUKOIL PJSC (ADR)	199,699
210,337		LUKOIL PJSC (ADR)	15,087,738
183,592		Magnit OAO (GDR)	3,010,927
341,987		MMC Norilsk Nickel PJSC (ADR)	5,906,477
258,049		Mobile TeleSystems (ADR)	2,263,090
48,363		NovaTek OAO (GDR)	7,679,002
15,230		Novolipetsk Steel (GDR)	393,579
75,531		PhosAgro OAO (GDR)	998,307
13,795		Polyus PJSC (GDR)	489,577
672,935		Rosneft Oil Co (GDR)	4,445,372
729,325		RusHydro PJSC (ADR)	746,598
1,277,381		Sberbank of Russian Federation (ADR)	17,969,644
138,766		Severstal (GDR) (Equiduct)	2,264,351
814,526		Surgutneftegaz (ADR)	3,729,194
129,186		Tatneft PAO (ADR)	8,905,313
1,075,382		VTB Bank OJSC (GDR)	1,677,596
52,000		X 5 Retail Group NV (GDR)	1,393,334
		TOTAL RUSSIA	89,936,596

SINGAPORE - 0.0%
81,000	g	BOC Aviation Ltd	510,193
		TOTAL SINGAPORE	510,193

SOUTH AFRICA - 6.1%
341,316		Absa Group Ltd	4,446,572
36,847		Anglo American Platinum Ltd	1,133,413
164,330		AngloGold Ashanti Ltd	1,442,515
183,784		Aspen Pharmacare Holdings Ltd	3,560,164
161,982		Bid Corp Ltd	3,238,768
155,826		Bidvest Group Ltd	2,215,036
18,135		Capitec Bank Holdings Ltd	1,309,612
103,365		Clicks Group Ltd	1,517,085
110,297		Coronation Fund Managers Ltd	498,483
167,494		Discovery Holdings Ltd	2,158,910
160,907		Exxaro Resources Ltd	1,585,495
1,665,017		FirstRand Ltd	8,751,501
419,504		Fortress REIT Ltd	465,461
567,110		Fortress REIT Ltd (Class A)	670,233
106,347		Foschini Ltd	1,388,591
297

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

481,362		Gold Fields Ltd	$1,766,478
1,398,119		Growthpoint Properties Ltd	2,776,595
114,003		Hyprop Investments Ltd	889,081
71,198		Imperial Holdings Ltd	1,154,395
136,997		Investec Ltd	989,963
28,311	e	Kumba Iron Ore Ltd	626,362
60,407	e	Liberty Holdings Ltd	529,866
600,943	e	Life Healthcare Group Holdings Pte Ltd	1,095,320
522,349		Metropolitan Holdings Ltd	673,994
60,249		Mondi Ltd	1,650,805
115,306		Mr Price Group Ltd	2,057,036
813,230	e	MTN Group Ltd	7,074,578
211,070		Naspers Ltd (N Shares)	51,958,824
105,661	e	Nedbank Group Ltd	2,186,517
574,270		Network Healthcare Holdings Ltd	1,177,726
221,898		Pick’n Pay Stores Ltd	1,255,301
72,290		Pioneer Foods Ltd	636,844
70,534		PSG Group Ltd	1,246,801
318,823		Rand Merchant Investment Holdings Ltd	964,846
2,473,760		Redefine Properties Ltd	1,997,043
260,923		Remgro Ltd	4,307,038
127,302		Resilient REIT Ltd	499,830
331,750		RMB Holdings Ltd	2,073,592
701,209		Sanlam Ltd	4,065,400
266,335		Sappi Ltd	1,903,478
269,311		Sasol Ltd	10,612,879
215,961		Shoprite Holdings Ltd	3,571,754
102,234		Spar Group Ltd	1,487,449
632,556		Standard Bank Group Ltd	9,781,027
136,222		Telkom S.A. Ltd	523,255
78,943		Tiger Brands Ltd	2,092,535
208,830		Truworths International Ltd	1,297,285
286,553		Vodacom Group Pty Ltd	3,052,140
507,697		Woolworths Holdings Ltd	1,972,392
		TOTAL SOUTH AFRICA	164,330,268

TAIWAN - 11.3%
1,283,912		Acer, Inc	1,052,231
217,030		Advantech Co Ltd	1,439,087
53,000	*	Airtac International Group	577,147
1,709,419		ASE Industrial Holding Co Ltd	4,381,914
1,164,512		Asia Cement Corp	1,555,404
333,500		Asustek Computer, Inc	2,874,901
3,782,000		AU Optronics Corp	1,636,815
328,000		Catcher Technology Co Ltd	4,040,154
3,983,270		Cathay Financial Holding Co Ltd	6,869,535
576,828		Chailease Holding Co Ltd	1,887,769
2,356,461		Chang Hwa Commercial Bank	1,394,607
920,490		Cheng Shin Rubber Industry Co Ltd	1,423,626
224,079		Chicony Electronics Co Ltd	507,939
1,311,000	*	China Airlines	424,436
5,933,754		China Development Financial Holding Corp	2,173,613
1,095,277		China Life Insurance Co Ltd (Taiwan)	1,160,207
298

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

6,830,850		China Steel Corp	$5,584,054
8,943,908		Chinatrust Financial Holding Co	6,068,369
1,936,600		Chunghwa Telecom Co Ltd	6,711,337
1,771,000		Compal Electronics, Inc	1,101,990
981,929		Delta Electronics, Inc	3,423,443
4,788,044		E.Sun Financial Holding Co Ltd	3,341,547
87,316		Eclat Textile Co Ltd	1,006,059
960,284		Eva Airways Corp	474,413
769,126	*	Evergreen Marine Corp Tawain Ltd	348,777
1,189,852		Far Eastern Textile Co Ltd	1,270,582
820,000		Far EasTone Telecommunications Co Ltd	1,946,174
156,662		Feng TAY Enterprise Co Ltd	902,868
4,547,321		First Financial Holding Co Ltd	3,127,973
1,605,270		Formosa Chemicals & Fibre Corp	6,333,004
718,000		Formosa Petrochemical Corp	2,829,876
2,094,600		Formosa Plastics Corp	7,713,139
234,000		Formosa Taffeta Co Ltd	247,946
414,512		Foxconn Technology Co Ltd	1,030,199
3,489,812		Fubon Financial Holding Co Ltd	5,789,748
4,658,112		Fuhwa Financial Holdings Co Ltd	2,148,737
73,000		General Interface Solution Holding Ltd	496,206
175,000		Giant Manufacturing Co Ltd	750,541
103,000		Globalwafers Co Ltd	1,743,615
308,500	*	High Tech Computer Corp	544,374
389,290		Highwealth Construction Corp	602,139
96,504		Hiwin Technologies Corp	947,352
7,866,141		Hon Hai Precision Industry Co, Ltd	21,576,657
112,000		Hotai Motor Co Ltd	975,224
3,094,617		Hua Nan Financial Holdings Co Ltd	1,855,982
4,519,061		InnoLux Display Corp	1,702,001
1,051,060		Inventec Co Ltd	841,063
50,000		Largan Precision Co Ltd	8,419,293
1,020,778		Lite-On Technology Corp	1,341,543
896,000	*	Macronix International	1,249,423
748,961		MediaTek, Inc	6,228,837
5,484,046		Mega Financial Holding Co Ltd	4,885,184
297,000		Micro-Star International Co Ltd	1,021,513
2,362,860		Nan Ya Plastics Corp	6,565,656
466,000		Nanya Technology Corp	1,198,934
63,000		Nien Made Enterprise Co Ltd	545,911
247,000		Novatek Microelectronics Corp Ltd	1,196,106
966,000		Pegatron Technology Corp	2,152,023
59,000		Phison Electronics Corp	490,340
1,051,000		Pou Chen Corp	1,156,136
332,000		Powertech Technology, Inc	940,753
284,000		President Chain Store Corp	3,128,742
1,320,000		Quanta Computer, Inc	2,284,922
212,085		Realtek Semiconductor Corp	854,597
516,133		Ruentex Development Co Ltd	573,726
269,730		Ruentex Industries Ltd	517,293
3,526,093		Shin Kong Financial Holding Co Ltd	1,339,499
4,662,468		SinoPac Financial Holdings Co Ltd	1,753,721
304,777		Standard Foods Corp	589,943
299

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

578,050		Synnex Technology International Corp	$826,148
89,000	*	TaiMed Biologics, Inc	744,906
4,081,330		Taishin Financial Holdings Co Ltd	2,002,483
1,335,123		Taiwan Business Bank	440,663
1,893,005		Taiwan Cement Corp	2,435,947
3,772,505		Taiwan Cooperative Financial Holding	2,306,948
648,000		Taiwan High Speed Rail Corp	526,530
841,200		Taiwan Mobile Co Ltd	2,900,487
11,895,000		Taiwan Semiconductor Manufacturing Co Ltd	95,108,936
791,000		Teco Electric and Machinery Co Ltd	578,239
2,395,569		Uni-President Enterprises Corp	6,336,743
5,753,000		United Microelectronics Corp	3,294,628
424,000		Vanguard International Semiconductor Corp	1,084,211
152,000		Walsin Technology Corp	1,731,059
165,000		Win Semiconductors Corp	799,118
1,286,000		Winbond Electronics Corp	840,192
1,166,305		Wistron Corp	902,379
685,500		WPG Holdings Co Ltd	952,170
121,009		Yageo Corp	3,097,461
202,127		Zhen Ding Technology Holding Ltd	476,648
		TOTAL TAIWAN	302,654,765

THAILAND - 2.2%
503,200		Advanced Info Service PCL (Foreign)	3,055,333
1,928,700		Airports of Thailand PCL	3,844,323
116,400		Bangkok Bank PCL (Foreign)	728,232
1,807,400		Bangkok Dusit Medical Services PCL (Foreign)	1,439,861
3,345,300		Bangkok Expressway & Metro PCL	840,311
1,218,900		Banpu PCL (Foreign)	774,343
466,400		Berli Jucker PCL	798,721
2,674,600		BTS Group Holdings PCL	759,693
161,600		Bumrungrad Hospital PCL (Foreign)	882,074
592,300		Central Pattana PCL (Foreign)	1,349,766
1,328,280		Charoen Pokphand Foods PCL	1,088,696
2,442,200		CP Seven Eleven PCL (Foreign)	5,523,762
233,600		Delta Electronics Thai PCL	489,738
52,000		Electricity Generating PCL	360,991
509,100		Energy Absolute PCL (Foreign)	547,820
246,500		Glow Energy PCL (Foreign)	693,502
1,481,926		Home Product Center PCL (Foreign)	656,157
641,378		Indorama Ventures PCL (Foreign)	1,148,980
7,277,900		IRPC PCL (Foreign)	1,412,127
866,900		Kasikornbank PCL (Foreign)	5,866,795
2,393,250		Krung Thai Bank PCL (Foreign)	1,368,241
903,770		Minor International PCL (Foreign)	1,033,397
827,684		PTT Exploration & Production PCL (Foreign)	3,433,135
1,102,241		PTT Global Chemical PCL (Foreign)	2,713,219
5,353,300		PTT PCL (Foreign)	8,206,141
203,000		Robinson PCL	386,536
190,350		Siam Cement PCL (Foreign)	2,576,573
788,900		Siam Commercial Bank PCL (Foreign)	3,284,119
732,300		Thai Oil PCL (Foreign)	1,767,027
843,800		Thai Union Group PCL	416,264
300

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

5,903,600		TMB Bank PCL (Foreign)	$408,602
5,286,748		True Corp PCL (Foreign)	993,327
		TOTAL THAILAND	58,847,806

TURKEY - 0.7%
1,035,337		Akbank TAS	1,524,433
90,802		Anadolu Efes Biracilik Ve Malt Sanayii AS	381,931
136,636		Arcelik AS	350,547
159,880		Aselsan Elektronik Sanayi Ve Ticaret AS	880,955
99,427		BIM Birlesik Magazalar AS	1,429,080
40,123		Coca-Cola Icecek AS	241,347
1,229,956		Emlak Konut Gayrimenkul Yatiri	440,816
670,985		Eregli Demir ve Celik Fabrikalari TAS	1,505,723
32,961		Ford Otomotiv Sanayi AS	395,446
398,343		Haci Omer Sabanci Holding AS	687,702
356,664		KOC Holding AS	1,007,600
394,114		Petkim Petrokimya Holding	356,277
83,385		TAV Havalimanlari Holding AS	492,295
52,823		Tofas Turk Otomobil Fabrik	246,882
80,978		Tupras Turkiye Petrol Rafine	1,774,344
261,329	*	Turk Hava Yollari	919,642
414,736		Turk Sise ve Cam Fabrikalari AS	421,542
514,724		Turkcell Iletisim Hizmet AS	1,352,634
1,065,295		Turkiye Garanti Bankasi AS	1,537,002
320,920	*	Turkiye Halk Bankasi AS	453,289
735,503		Turkiye Is Bankasi (Series C)	760,692
344,991	*	Turkiye Vakiflar Bankasi Tao	289,123
91,943	*	Ulker Biskuvi Sanayi AS	326,366
795,996	*	Yapi ve Kredi Bankasi	343,118
		TOTAL TURKEY	18,118,786

UNITED ARAB EMIRATES - 0.6%
973,221	*	Abu Dhabi Commercial Bank PJSC	1,875,884
1,400,817		Aldar Properties PJSC	775,199
758,668	*	DAMAC Properties Dubai Co PJSC	481,192
79,152		DP World Ltd	1,820,496
614,500	*	Dubai Investments PJSC	338,858
802,040	*	Dubai Islamic Bank PJSC	1,098,311
218,722	*	Emaar Development PJSC	303,753
905,813	*	Emaar Malls Group PJSC	503,072
1,646,899		Emaar Properties PJSC	2,372,443
815,127		Emirates Telecommunications Group Co PJSC	3,852,215
821,160		National Bank of Abu Dhabi PJSC	3,040,381
		TOTAL UNITED ARAB EMIRATES	16,461,804

UNITED KINGDOM - 0.2%
2,340,000	*	Old Mutual Ltd	5,359,742
		TOTAL UNITED KINGDOM	5,359,742

UNITED STATES - 4.0%
228,805		iShares MSCI South Korea Index Fund	15,389,424
439,000		Nexteer Automotive Group Ltd	626,413
301

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

2,048,993	e	Vanguard Emerging Markets ETF	$89,909,813
		TOTAL UNITED STATES	105,925,650

		TOTAL COMMON STOCKS	2,672,196,969
		(Cost $2,284,102,302)

PREFERRED STOCKS - 0.0%

INDIA - 0.0%
1,046,300	*	Cairn India Ltd	156,430
		TOTAL INDIA	156,430

PHILIPPINES - 0.0%
307,700	*,†,m	Ayala Land, Inc	579
		TOTAL PHILIPPINES	579

		TOTAL PREFERRED STOCKS	157,009
		(Cost $125,790)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE

SHORT-TERM INVESTMENTS - 1.6%

GOVERNMENT AGENCY DEBT - 0.0%
$500,000		Federal Home Loan Bank (FHLB)	1.770%	08/01/18	500,000
		TOTAL GOVERNMENT AGENCY DEBT			500,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.6%
42,918,437	c	State Street Navigator Securities Lending Government Money Market Portfolio			42,918,437
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			42,918,437

		TOTAL SHORT-TERM INVESTMENTS			43,418,437
		(Cost $43,418,437)
		TOTAL INVESTMENTS - 101.2%			2,715,772,415
		(Cost $2,327,646,529)
		OTHER ASSETS & LIABILITIES, NET - (1.2)%			(31,334,206)
		NET ASSETS - 100.0%			$2,684,438,209

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
302

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $40,056,114.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2018, the aggregate value of these securities amounted to $25,361,175 or 0.9% of net assets.
m	Indicates a security that has been deemed illiquid.
303

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2018

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$704,960,235	26.3%
INFORMATION TECHNOLOGY	702,125,314	26.2
CONSUMER DISCRETIONARY	239,770,754	8.9
ENERGY	197,269,778	7.3
MATERIALS	190,436,645	7.1
CONSUMER STAPLES	173,447,710	6.4
INDUSTRIALS	135,741,276	5.1
TELECOMMUNICATION SERVICES	111,196,332	4.1
HEALTH CARE	76,510,996	2.9
REAL ESTATE	74,333,507	2.8
UTILITIES	66,561,431	2.5
SHORT-TERM INVESTMENTS	43,418,437	1.6
OTHER ASSETS & LIABILITIES, NET	(31,334,206)	(1.2)

NET ASSETS	$2,684,438,209	100.0%
304

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2018

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.1%

AUSTRALIA - 7.5%
549,607		AGL Energy Ltd	$8,993,489
1,975,910		Alumina Ltd	4,164,669
995,191		Amcor Ltd	11,140,772
2,463,405		AMP Ltd	6,230,018
990,489		APA Group (ASE)	7,104,244
489,342		Aristocrat Leisure Ltd	11,721,177
1,706,644		AusNet Services	2,068,224
2,462,070		Australia & New Zealand Banking Group Ltd	53,524,594
170,747		Australian Stock Exchange Ltd	8,337,850
989,098	*,m	AZ BGP Holdings	23,942
330,227		Bank of Queensland Ltd	2,730,060
378,690		Bendigo Bank Ltd	3,298,508
2,706,842		BHP Billiton Ltd	70,693,303
1,780,131		BHP Billiton plc	40,967,420
476,189		BlueScope Steel Ltd	6,257,056
957,303		Boral Ltd	4,730,967
1,368,490		Brambles Ltd	10,050,651
215,771		Caltex Australia Ltd	5,219,899
488,876		Challenger Financial Services Group Ltd	4,522,258
77,973		CIMIC Group Ltd	2,804,207
453,914		Coca-Cola Amatil Ltd	3,233,273
49,093		Cochlear Ltd	7,420,653
1,476,617		Commonwealth Bank of Australia	82,228,226
382,705		Computershare Ltd	5,180,197
301,188		Crown Resorts Ltd	3,024,789
381,184		CSL Ltd	55,769,653
841,229		Dexus Property Group	6,311,185
49,652	e	Domino’s Pizza Enterprises Ltd	1,843,789
49,848		Flight Centre Travel Group Ltd	2,520,831
1,318,580		Fortescue Metals Group Ltd	4,288,740
1,495,287		GPT Group (ASE)	5,742,778
473,381	e	Harvey Norman Holdings Ltd	1,250,142
1,474,324		Healthscope Ltd	2,395,176
1,404,316		Incitec Pivot Ltd	3,959,558
1,994,279		Insurance Australia Group Ltd	11,921,940
477,315		Lend Lease Corp Ltd	7,141,541
1,368,561		Macquarie Goodman Group	9,811,127
272,209		Macquarie Group Ltd	24,835,744
2,226,539		Medibank Pvt Ltd	5,149,496
3,010,714		Mirvac Group	5,110,282
2,290,312		National Australia Bank Ltd	48,223,067
643,140		Newcrest Mining Ltd	10,332,089
1,157,715		Oil Search Ltd	7,722,817
311,677		Orica Ltd	4,071,442
305

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,488,286	*	Origin Energy Ltd	$10,798,612
1,165,582		QBE Insurance Group Ltd	8,752,661
1,735,400		QR National Ltd	5,877,974
118,903		Ramsay Health Care Ltd	4,965,227
42,397		REA Group Ltd	2,737,334
346,389		Rio Tinto Ltd	20,934,759
1,013,164		Rio Tinto plc	55,623,575
1,478,768	*	Santos Ltd	7,004,595
4,518,239		Scentre Group	14,315,951
276,051		Seek Ltd	4,390,925
326,835		Sonic Healthcare Ltd	6,339,599
4,393,177		South32 Ltd	11,691,926
2,063,579		Stockland Trust Group	6,376,440
1,083,495		Suncorp-Metway Ltd	12,055,683
954,564		Sydney Airport	5,016,642
1,596,325		Tabcorp Holdings Ltd	5,544,368
3,402,156		Telstra Corp Ltd	7,173,927
302,987	e	TPG Telecom Ltd	1,299,226
1,856,402		Transurban Group (ASE)	16,142,203
606,678		Treasury Wine Estates Ltd	8,307,800
2,838,319		Vicinity Centres	5,623,072
954,326		Wesfarmers Ltd	35,089,021
2,867,168		Westpac Banking Corp	62,769,376
765,411		Woodside Petroleum Ltd	20,515,620
1,092,709		Woolworths Ltd	24,445,905
		TOTAL AUSTRALIA	947,864,264

AUSTRIA - 0.3%
60,080		Andritz AG.	3,405,880
254,022		Erste Bank der Oesterreichischen Sparkassen AG.	10,971,550
125,721		OMV AG.	7,104,886
124,038		Raiffeisen International Bank Holding AG.	4,136,069
99,301		Voestalpine AG.	4,968,549
		TOTAL AUSTRIA	30,586,934

BELGIUM - 1.1%
155,781		Ageas	8,355,341
641,437		Anheuser-Busch InBev S.A.	65,275,212
57,635		Colruyt S.A.	3,445,471
68,255		Groupe Bruxelles Lambert S.A.	7,250,644
211,683		KBC Groep NV	16,250,585
117,118		Proximus plc	2,870,457
60,198		Solvay S.A.	8,247,160
44,915	*	Telenet Group Holding NV	2,162,831
104,236		UCB S.A.	8,961,655
176,382		Umicore S.A.	10,322,329
		TOTAL BELGIUM	133,141,685

CHILE - 0.0%
338,122		Antofagasta plc	4,440,587
		TOTAL CHILE	4,440,587
306

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

CHINA - 0.0%
656,000		Minth Group Ltd	$2,475,222
1,927,000		Yangzijiang Shipbuilding	1,343,141
		TOTAL CHINA	3,818,363

DENMARK - 1.7%
3,271		AP Moller - Maersk AS (Class A)	4,401,296
5,633		AP Moller - Maersk AS (Class B)	8,088,061
88,301		Carlsberg AS (Class B)	10,652,454
81,640		Christian Hansen Holding	8,450,994
99,073		Coloplast AS	10,805,852
631,927		Danske Bank AS	18,364,126
160,004		DSV AS	13,404,855
53,092	*	Genmab AS	9,096,606
60,000		H Lundbeck AS	4,342,261
142,222		ISS A.S.	5,312,437
1,487,857		Novo Nordisk AS	74,016,848
192,172		Novozymes AS	10,118,777
159,867	g	Orsted AS	9,865,133
94,716		Pandora AS	6,726,000
110,835		Tryg A.S.	2,713,071
170,721		Vestas Wind Systems AS	11,016,566
89,530	*	William Demant Holding A.S.	4,279,368
		TOTAL DENMARK	211,654,705

FINLAND - 1.0%
121,873		Elisa Oyj (Series A)	5,291,838
363,713		Fortum Oyj	9,137,566
280,503		Kone Oyj (Class B)	15,333,918
88,129		Metso Oyj	3,227,859
108,305		Neste Oil Oyj	8,933,674
4,744,416		Nokia Oyj (Turquoise)	25,751,052
97,340		Nokian Renkaat Oyj	4,221,498
94,019		Orion Oyj (Class B)	3,236,789
375,026		Sampo Oyj (A Shares)	19,046,814
461,769		Stora Enso Oyj (R Shares)	7,620,303
450,066		UPM-Kymmene Oyj	15,965,027
376,336		Wartsila Oyj (B Shares)	8,147,159
		TOTAL FINLAND	125,913,497

FRANCE - 10.5%
158,227		Accor S.A.	8,145,795
24,023		Aeroports de Paris	5,370,168
359,410		Air Liquide	45,952,027
489,310		Airbus SE	60,561,474
127,773		Alstom RGPT	5,728,312
50,835	g	Amundi S.A.	3,502,742
55,561		Arkema	6,957,510
79,678		Atos Origin S.A.	10,676,634
1,631,519		AXA S.A.	41,109,648
35,398	e	BioMerieux	2,943,694
945,118		BNP Paribas	61,309,619
732,681		Bollore	3,406,438
183,923		Bouygues S.A.	8,076,873
307

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

219,312		Bureau Veritas S.A.	$5,641,902
132,214		Cap Gemini S.A.	16,914,573
490,737		Carrefour S.A.	8,798,314
46,661		Casino Guichard Perrachon S.A.	1,894,538
152,818		CNP Assurances	3,568,633
411,958		Compagnie de Saint-Gobain	18,314,955
953,356		Credit Agricole S.A.	13,394,805
505,726		Danone	39,705,680
2,125		Dassault Aviation S.A.	3,927,851
108,905		Dassault Systemes S.A.	16,238,234
193,493		Edenred	7,589,869
64,047		Eiffage S.A.	7,157,300
489,413		Electricite de France	7,328,057
175,820		Essilor International S.A.	25,909,544
37,702		Eurazeo	2,914,787
145,812		Eutelsat Communications	3,121,488
63,445		Faurecia	4,309,706
26,811		Fonciere Des Regions	2,792,426
1,537,389		Gaz de France	24,826,593
38,942		Gecina S.A.	6,633,518
396,330		Groupe Eurotunnel S.A.	5,231,556
26,621		Hermes International	16,848,314
26,975		Icade	2,611,755
23,218	e	Iliad S.A.	3,670,690
28,064		Imerys S.A.	2,176,702
51,357		Ingenico	4,253,842
31,030		Ipsen	5,155,463
62,290		JC Decaux S.A.	2,035,934
63,889		Kering	33,956,062
180,570		Klepierre	6,800,460
223,160		Legrand S.A.	16,379,456
212,103		L’Oreal S.A.	51,831,878
234,907		LVMH Moet Hennessy Louis Vuitton S.A.	81,862,277
141,811		Michelin (C.G.D.E.) (Class B)	18,210,998
771,081		Natixis	5,531,295
1,670,464		Orange S. A.	28,467,549
177,786		Pernod-Ricard S.A.	28,644,483
498,031		Peugeot S.A.	14,304,426
170,888		Publicis Groupe S.A.	10,905,454
19,345		Remy Cointreau S.A.	2,639,085
163,260		Renault S.A.	14,347,151
260,690		Rexel S.A.	4,077,153
280,588		Safran S.A.	34,793,959
949,724		Sanofi-Aventis	82,622,471
448,547		Schneider Electric S.A.	36,002,989
142,812		SCOR SE	5,555,916
19,056		SEB S.A.	3,619,614
22,328		Societe BIC S.A.	2,134,431
643,959		Societe Generale	28,719,266
75,198		Sodexho Alliance S.A.	8,330,129
306,128		Suez Environnement S.A.	4,330,467
48,874		Teleperformance	8,950,377
89,175		Thales S.A.	11,706,377
308

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

2,028,039		Total S.A.	$132,279,459
64,098	*	Ubisoft Entertainment	7,064,878
29,312	*	Unibail-Rodamco-Westfield	6,507,296
81,400		Unibail-Rodamco-Westfield	18,070,888
201,958		Valeo S.A.	9,896,206
439,885		Veolia Environnement	10,037,631
422,572		Vinci S.A.	42,519,920
871,167		Vivendi Universal S.A.	22,571,133
21,719		Wendel	3,162,982
		TOTAL FRANCE	1,323,542,079

GERMANY - 9.5%
158,587		Adidas-Salomon AG.	35,062,539
371,085		Allianz AG.	82,104,207
39,887		Axel Springer AG.	2,980,427
772,945		BASF SE	74,093,340
756,806		Bayer AG.	84,253,024
278,992		Bayerische Motoren Werke AG.	26,973,030
46,844		Bayerische Motoren Werke AG. (Preference)	3,879,086
84,387		Beiersdorf AG.	9,836,912
130,467		Brenntag AG.	7,828,294
838,741	*	Commerzbank AG.	9,054,804
92,622		Continental AG.	21,345,289
161,770	g	Covestro AG.	15,535,850
765,741		Daimler AG. (Registered)	53,000,113
75,841	*,g	Delivery Hero AG.	4,307,172
396,236		Deutsche Annington Immobilien SE	19,176,737
1,667,516		Deutsche Bank AG. (Registered)	21,809,044
162,570		Deutsche Boerse AG.	21,424,514
204,782		Deutsche Lufthansa AG.	5,745,653
824,367		Deutsche Post AG.	29,121,247
2,798,655		Deutsche Telekom AG.	46,275,946
292,112		Deutsche Wohnen AG.	14,221,576
46,981		Drillisch AG.	2,794,620
1,849,039		E.ON AG.	20,861,259
138,983		Evonik Industries AG.	5,143,277
35,089		Fraport AG. Frankfurt Airport Services Worldwide	3,502,827
181,970		Fresenius Medical Care AG.	17,751,928
350,416		Fresenius SE	27,013,031
65,382		Fuchs Petrolub AG. (Preference)	3,691,394
147,388		GEA Group AG.	5,760,613
49,260		Hannover Rueckversicherung AG.	6,570,523
125,203		HeidelbergCement AG.	10,634,224
86,789		Henkel KGaA	9,306,639
149,663		Henkel KGaA (Preference)	18,780,933
15,597		Hochtief AG.	2,804,597
53,273		Hugo Boss AG.	4,803,708
956,911		Infineon Technologies AG.	25,341,647
114,913	*,e	Innogy SE	4,940,342
157,266		K&S AG.	4,157,938
57,743		KION Group AG.	3,962,838
76,270		Lanxess AG.	6,267,115
156,316		Linde AG. (Tender)	38,656,449
309

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

32,898		MAN AG.	$3,693,098
108,650		Merck KGaA	11,168,782
159,903		Metro Wholesale & Food Specialist AG.	1,974,686
42,611		MTU Aero Engines Holding AG.	9,036,007
130,568		Muenchener Rueckver AG.	28,933,220
84,425		Osram Licht AG.	3,769,450
131,805		Porsche AG.	8,915,320
203,107		ProSiebenSat. Media AG.	5,481,825
1,611		Puma AG. Rudolf Dassler Sport	808,617
5,203	*	Puma SE	2,610,091
443,412		RWE AG.	11,637,028
827,945		SAP AG.	96,361,174
29,309		Sartorius AG.	4,764,946
135,579		Schaeffler AG.	1,858,666
644,018		Siemens AG.	90,896,032
131,308	*,g	Siemens Healthineers AG.	5,849,297
104,577		Symrise AG.	9,452,587
644,227		Telefonica Deutschland Holding AG.	2,821,397
365,454		ThyssenKrupp AG.	9,725,826
370,904		TUI AG. (DI)	7,934,637
168,546		Uniper SE	5,262,663
102,083		United Internet AG.	5,491,192
27,432		Volkswagen AG.	4,733,126
156,551		Volkswagen AG. (Preference)	27,891,471
100,229		Wirecard AG.	18,750,236
94,597	*,g	Zalando SE	5,427,087
		TOTAL GERMANY	1,196,023,167

HONG KONG - 3.4%
10,178,800		AIA Group Ltd	89,100,665
261,300		ASM Pacific Technology	3,144,397
1,029,473		Bank of East Asia Ltd	4,097,041
3,123,500		BOC Hong Kong Holdings Ltd	15,159,793
2,175,336		CK Asset Holdings Ltd	16,659,767
2,276,836		CK Hutchison Holdings Ltd	24,782,641
573,500		CK Infrastructure Holdings Ltd	4,257,258
1,381,500		CLP Holdings Ltd	15,791,838
273,000		Dairy Farm International Holdings Ltd	2,230,479
2,003,000		Galaxy Entertainment Group Ltd	16,137,427
665,000		Hang Lung Group Ltd	1,967,717
1,669,000		Hang Lung Properties Ltd	3,509,131
645,000		Hang Seng Bank Ltd	17,577,675
1,059,361		Henderson Land Development Co Ltd	5,917,102
2,404,000	e,g	HK Electric Investments & HK Electric Investments Ltd	2,456,358
3,257,640		HKT Trust and HKT Ltd	4,354,081
7,733,140		Hong Kong & China Gas Ltd	15,790,797
1,162,000		Hong Kong Electric Holdings Ltd	8,220,875
986,205		Hong Kong Exchanges and Clearing Ltd	29,226,701
967,300		Hongkong Land Holdings Ltd	7,043,944
539,792		Hysan Development Co Ltd	2,959,519
186,900		Jardine Matheson Holdings Ltd	12,654,770
193,500		Jardine Strategic Holdings Ltd	7,729,875
576,123		Kerry Properties Ltd	2,922,536
310

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

4,696,600		Li & Fung Ltd	$1,592,669
1,799,991		Link REIT	17,859,670
205,700		Melco Crown Entertainment Ltd (ADR)	5,319,402
1,309,230		MTR Corp	7,348,458
4,973,948		New World Development Co Ltd	7,092,360
1,242,952		NWS Holdings Ltd	2,246,661
3,761,959		PCCW Ltd	2,196,884
1,212,192		Shangri-La Asia Ltd	1,989,370
2,624,118		Sino Land Co	4,511,311
1,764,000		SJM Holdings Ltd	2,148,143
1,315,186		Sun Hung Kai Properties Ltd	20,625,716
420,000		Swire Pacific Ltd (Class A)	4,561,518
961,400		Swire Properties Ltd	3,786,317
1,195,000		Techtronic Industries Co	6,664,429
7,104,500	g	WH Group Ltd	5,719,931
1,054,762		Wharf Holdings Ltd	3,491,943
1,011,762		Wharf Real Estate Investment Co Ltd	7,370,364
651,000		Wheelock & Co Ltd	4,621,695
598,000		Yue Yuen Industrial Holdings	1,609,029
		TOTAL HONG KONG	424,448,257

IRELAND - 0.6%
112,562	*	AerCap Holdings NV	6,318,105
702,528		AIB Group plc	4,026,168
798,070		Bank of Ireland Group plc	6,849,341
704,723		CRH plc	24,103,490
67,097	*,†,m	Irish Bank Resolution Corp Ltd	0
373,942		James Hardie Industries NV	5,979,177
133,981		Kerry Group plc (Class A)	14,210,030
70,959		Paddy Power plc	7,737,503
40,148	*	Ryanair Holdings plc	661,616
14,677	*	Ryanair Holdings plc (ADR)	1,546,956
195,491		Smurfit Kappa Group plc	8,032,773
		TOTAL IRELAND	79,465,159

ISRAEL - 0.5%
37,048		Azrieli Group	1,774,464
878,316		Bank Hapoalim Ltd	6,211,699
1,215,669		Bank Leumi Le-Israel	7,618,950
1,789,906		Bezeq Israeli Telecommunication Corp Ltd	1,896,301
110,234	*	Check Point Software Technologies	12,420,065
21,399		Elbit Systems Ltd	2,569,249
31,527		Frutarom Industries Ltd	3,186,711
620,013		Israel Chemicals Ltd	2,968,206
121,018		Mizrahi Tefahot Bank Ltd	2,353,424
52,814	*	Nice Systems Ltd	5,765,883
814,814		Teva Pharmaceutical Industries Ltd (ADR)	19,506,647
		TOTAL ISRAEL	66,271,599

ITALY - 2.1%
983,787		Assicurazioni Generali S.p.A.	17,445,519
419,865		Autostrade S.p.A.	12,436,679
11,351,699		Banca Intesa S.p.A.	34,788,823
311

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

801,072		Banca Intesa S.p.A. RSP	$2,551,739
494,882		Davide Campari-Milano S.p.A	4,168,680
6,842,669		Enel S.p.A.	38,120,009
2,141,839		ENI S.p.A.	41,227,270
105,036		Ferrari NV	13,940,704
346,899		Finmeccanica S.p.A.	4,144,424
143,188		Luxottica Group S.p.A.	9,681,226
518,424		Mediobanca S.p.A.	5,368,098
155,402		Moncler S.p.A	6,849,127
359,749	*,g	Pirelli & C S.p.A	3,140,483
432,546	g	Poste Italiane S.p.A	4,024,172
191,823		Prysmian S.p.A.	4,900,026
89,642		Recordati S.p.A.	3,340,787
1,858,907		Snam Rete Gas S.p.A.	7,983,184
5,307,359		Telecom Italia RSP	3,531,069
9,367,389	*	Telecom Italia S.p.A.	7,205,140
1,160,570		Terna Rete Elettrica Nazionale S.p.A.	6,501,094
1,690,147		UniCredit S.p.A.	29,843,162
		TOTAL ITALY	261,191,415

JAPAN - 23.2%
30,800		ABC-Mart, Inc	1,668,969
346,900	e	Acom Co Ltd	1,383,456
509,400		Aeon Co Ltd	10,350,375
85,000		AEON Financial Service Co Ltd	1,755,023
100,400		Aeon Mall Co Ltd	1,758,880
108,800		Air Water, Inc	1,988,899
135,700		Aisin Seiki Co Ltd	6,329,320
381,800		Ajinomoto Co, Inc	6,759,936
151,200		Alfresa Holdings Corp	3,619,881
92,300	e	All Nippon Airways Co Ltd	3,389,368
167,900		Alps Electric Co Ltd	4,843,670
280,100		Amada Co Ltd	2,816,392
96,000		Aozora Bank Ltd	3,587,385
302,400		Asahi Breweries Ltd	14,698,081
162,400		Asahi Glass Co Ltd	6,806,931
1,062,000		Asahi Kasei Corp	14,195,689
702,700		Ashikaga Holdings Co Ltd	2,510,863
137,500		Asics Corp	2,237,564
1,658,600		Astellas Pharma, Inc	27,053,229
47,700		Bank of Kyoto Ltd	2,310,985
63,500		Benesse Holdings Inc	2,313,406
1,559		BLife Investment Corp	3,856,575
507,500		Bridgestone Corp	20,019,039
186,900		Brother Industries Ltd	3,812,593
72,100	e	Calbee, Inc	2,391,737
835,000		Canon, Inc	27,091,026
170,100	e	Casio Computer Co Ltd	2,783,154
120,800		Central Japan Railway Co	25,159,961
33,900		Century Leasing System, Inc	1,852,784
515,500		Chiba Bank Ltd	3,679,878
519,700		Chubu Electric Power Co, Inc	8,020,922
191,158		Chugai Pharmaceutical Co Ltd	9,723,386
312

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

238,000		Chugoku Electric Power Co, Inc	$3,131,684
109,300		Coca-Cola West Japan Co Ltd	3,941,125
921,600		Concordia Financial Group Ltd	4,955,103
147,600		Credit Saison Co Ltd	2,304,257
89,300		CyberAgent, Inc	4,692,001
107,600	*,e	CYBERDYNE, Inc	1,268,278
206,000		Dai Nippon Printing Co Ltd	4,500,800
212,500		Daicel Chemical Industries Ltd	2,341,213
90,000		Daifuku Co Ltd	3,966,224
908,300		Dai-ichi Mutual Life Insurance Co	17,150,043
480,500		Daiichi Sankyo Co Ltd	19,929,902
209,600		Daikin Industries Ltd	25,053,465
59,800		Daito Trust Construction Co Ltd	10,020,537
463,500		Daiwa House Industry Co Ltd	16,901,772
1,359,300		Daiwa Securities Group, Inc	7,928,099
100,200		Dena Co Ltd	1,889,836
364,500		Denso Corp	18,030,017
181,800		Dentsu, Inc	7,633,912
24,700		Disco Corp	4,216,591
95,700		Don Quijote Co Ltd	4,473,411
257,200		East Japan Railway Co	24,056,454
214,600		Eisai Co Ltd	18,475,375
128,100		Electric Power Development Co	3,479,195
63,500		FamilyMart Co Ltd	5,925,864
163,100		Fanuc Ltd	32,887,626
49,100		Fast Retailing Co Ltd	21,503,621
486,000		Fuji Electric Holdings Co Ltd	3,590,090
518,300		Fuji Heavy Industries Ltd	15,147,530
322,400		Fujifilm Holdings Corp	13,306,987
1,660,000		Fujitsu Ltd	11,313,606
657,000		Fukuoka Financial Group, Inc	3,595,883
185,700		Hakuhodo DY Holdings, Inc	2,851,437
121,100		Hamamatsu Photonics KK	5,139,669
194,300		Hankyu Hanshin Holdings, Inc	7,737,881
18,900		Hikari Tsushin, Inc	3,176,159
218,100		Hino Motors Ltd	2,464,144
24,885		Hirose Electric Co Ltd	3,034,239
50,900		Hisamitsu Pharmaceutical Co, Inc	3,725,949
81,100		Hitachi Chemical Co Ltd	1,606,040
87,400		Hitachi Construction Machinery Co Ltd	2,810,972
59,800		Hitachi High-Technologies Corp	2,442,245
4,069,000		Hitachi Ltd	28,445,393
187,800		Hitachi Metals Ltd	2,035,243
1,373,500		Honda Motor Co Ltd	41,933,827
48,100		Hoshizaki Electric Co Ltd	4,844,616
321,800		Hoya Corp	19,364,221
246,800		Hulic Co Ltd	2,422,048
115,800		Idemitsu Kosan Co Ltd	5,216,246
121,300		Iida Group Holdings Co Ltd	2,379,050
840,600		Inpex Holdings, Inc	9,228,846
269,680		Isetan Mitsukoshi Holdings Ltd	3,259,029
122,800		Ishikawajima-Harima Heavy Industries Co Ltd	4,312,765
454,700		Isuzu Motors Ltd	6,153,329
313

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,179,900		Itochu Corp	$20,950,769
206,000		J Front Retailing Co Ltd	3,019,780
93,700		Japan Airlines Co Ltd	3,458,884
39,000		Japan Airport Terminal Co Ltd	1,855,880
349,400		Japan Post Bank Co Ltd	4,192,831
1,330,000		Japan Post Holdings Co Ltd	14,664,273
715		Japan Prime Realty Investment Corp	2,576,032
1,137		Japan Real Estate Investment Corp	5,955,527
2,277		Japan Retail Fund Investment Corp	4,160,236
920,600		Japan Tobacco, Inc	26,200,003
410,000		JFE Holdings, Inc	8,331,318
184,200		JGC Corp	3,574,269
160,900		JSR Corp	3,093,755
182,700		JTEKT Corp	2,649,497
2,742,050		JX Holdings, Inc	20,103,068
749,000		Kajima Corp	5,843,942
116,400		Kakaku.com, Inc	2,451,451
92,000		Kamigumi Co Ltd	1,927,392
210,000		Kaneka Corp	1,848,516
578,400		Kansai Electric Power Co, Inc	8,233,783
149,900		Kansai Paint Co Ltd	3,449,530
416,200		Kao Corp	30,404,219
119,100		Kawasaki Heavy Industries Ltd	3,501,895
1,522,000		KDDI Corp	42,367,675
81,100		Keihan Electric Railway Co Ltd	2,953,077
194,500		Keihin Electric Express Railway Co Ltd	3,184,510
86,600		Keio Corp	4,252,836
106,200		Keisei Electric Railway Co Ltd	3,536,196
82,000		Keyence Corp	43,375,395
121,500		Kikkoman Corp	5,766,497
144,000		Kintetsu Corp	5,730,362
698,000		Kirin Brewery Co Ltd	17,869,772
43,800		Kobayashi Pharmaceutical Co Ltd	3,656,436
285,500		Kobe Steel Ltd	2,813,680
89,500		Koito Manufacturing Co Ltd	5,765,139
778,000		Komatsu Ltd	22,988,420
80,000		Konami Corp	3,763,908
388,000		Konica Minolta Holdings, Inc	3,483,192
26,000		Kose Corp	4,983,639
823,200		Kubota Corp	13,819,907
276,500		Kuraray Co Ltd	3,908,019
84,200		Kurita Water Industries Ltd	2,462,901
270,900		Kyocera Corp	15,766,458
214,700		Kyowa Hakko Kogyo Co Ltd	4,079,366
319,600		Kyushu Electric Power Co, Inc	3,766,369
135,700		Kyushu Railway Co	4,170,627
44,200	e	Lawson, Inc	2,654,204
58,000	*,e	LINE Corp	2,533,820
190,000		Lion Corp	3,440,243
217,600		LIXIL Group Corp	4,460,380
176,800		M3, Inc	6,741,602
43,000		Mabuchi Motor Co Ltd	2,118,623
187,800		Makita Corp	8,448,389

314

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,326,700		Marubeni Corp	$10,128,916
170,200	e	Marui Co Ltd	3,381,725
48,800		Maruichi Steel Tube Ltd	1,681,451
478,900		Mazda Motor Corp	5,975,882
58,900		McDonald’s Holdings Co Japan Ltd	2,816,456
146,000		Mediceo Paltac Holdings Co Ltd	2,968,676
102,600		MEIJI Holdings Co Ltd	8,068,113
323,200		Minebea Co Ltd	5,800,507
237,800		MISUMI Group, Inc	6,075,510
1,072,100		Mitsubishi Chemical Holdings Corp	9,391,007
1,138,600		Mitsubishi Corp	31,827,326
1,520,100		Mitsubishi Electric Corp	20,653,180
984,900		Mitsubishi Estate Co Ltd	17,090,579
136,700		Mitsubishi Gas Chemical Co, Inc	3,054,284
253,200		Mitsubishi Heavy Industries Ltd	9,507,943
88,300		Mitsubishi Materials Corp	2,511,046
572,899		Mitsubishi Motors Corp	4,379,759
9,947,080		Mitsubishi UFJ Financial Group, Inc	61,043,891
390,800		Mitsubishi UFJ Lease & Finance Co Ltd	2,370,057
1,436,400		Mitsui & Co Ltd	24,074,114
146,400		Mitsui Chemicals, Inc	3,943,008
750,500		Mitsui Fudosan Co Ltd	17,945,744
100,000		Mitsui OSK Lines Ltd	2,594,763
398,400		Mitsui Sumitomo Insurance Group Holdings, Inc	12,202,860
279,300		Mitsui Trust Holdings, Inc	11,094,251
20,304,807		Mizuho Financial Group, Inc	35,295,638
152,100		Murata Manufacturing Co Ltd	26,613,814
90,700		Nabtesco Corp	2,831,544
150,700		Nagoya Railroad Co Ltd	3,782,431
163,500		Namco Bandai Holdings, Inc	6,541,383
212,900		NEC Corp	5,914,541
387,700	*	Nexon Co Ltd	5,586,241
212,100		NGK Insulators Ltd	3,724,800
130,788		NGK Spark Plug Co Ltd	3,776,727
188,500		Nidec Corp	27,379,678
278,300		Nikon Corp	4,697,975
95,500		Nintendo Co Ltd	32,296,865
1,131		Nippon Building Fund, Inc	6,296,785
66,200		Nippon Electric Glass Co Ltd	2,139,608
66,100		Nippon Express Co Ltd	4,326,837
77,100		Nippon Meat Packers, Inc	3,069,432
122,700	e	Nippon Paint Co Ltd	5,362,242
1,562		Nippon ProLogis REIT, Inc	3,161,354
634,400		Nippon Steel Corp	12,652,000
580,700		Nippon Telegraph & Telephone Corp	26,859,432
131,600		Nippon Yusen Kabushiki Kaisha	2,537,969
108,700		Nissan Chemical Industries Ltd	4,873,192
1,947,800		Nissan Motor Co Ltd	18,424,431
172,100		Nisshin Seifun Group, Inc	3,372,303
50,000		Nissin Food Products Co Ltd	3,449,728
67,200		Nitori Co Ltd	10,127,481
139,500		Nitto Denko Corp	10,121,572
278,100		NKSJ Holdings, Inc	11,303,132
315

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

66,400		NOK Corp	$1,334,851
2,889,700		Nomura Holdings, Inc	13,701,233
108,700		Nomura Real Estate Holdings, Inc	2,372,680
3,211		Nomura Real Estate Master Fund, Inc	4,548,785
95,800		Nomura Research Institute Ltd	4,603,905
302,100		NSK Ltd	3,299,469
523,500		NTT Data Corp	5,963,041
1,149,900		NTT DoCoMo, Inc	29,604,086
531,000		Obayashi Corp	5,543,729
54,400		Obic Co Ltd	4,673,356
258,400		Odakyu Electric Railway Co Ltd	5,473,107
712,000		OJI Paper Co Ltd	4,224,703
244,600		Olympus Corp	9,929,966
158,600		Omron Corp	7,178,018
316,800		Ono Pharmaceutical Co Ltd	7,485,750
30,400		Oracle Corp Japan	2,551,618
167,900		Oriental Land Co Ltd	18,256,586
1,112,600		ORIX Corp	18,021,326
304,000		Osaka Gas Co Ltd	5,850,560
430,900		Osaka Securities Exchange Co Ltd	7,664,967
90,900		Otsuka Corp	3,545,366
328,400		Otsuka Holdings KK	15,165,602
1,857,900		Panasonic Corp	23,872,359
87,300		Park24 Co Ltd	2,449,709
80,000		Pola Orbis Holdings, Inc	3,100,186
756,400		Rakuten, Inc	5,332,275
928,800		Recruit Holdings Co Ltd	25,450,467
714,600	*	Renesas Electronics Corp	6,385,662
1,784,300		Resona Holdings, Inc	10,148,600
578,800		Ricoh Co Ltd	5,650,584
28,700		Rinnai Corp	2,485,585
82,500		Rohm Co Ltd	7,031,741
19,700		Ryohin Keikaku Co Ltd	6,322,994
38,500		Sankyo Co Ltd	1,517,173
301,100		Santen Pharmaceutical Co Ltd	5,036,341
190,140		SBI Holdings, Inc	5,190,670
176,000		Secom Co Ltd	13,452,121
149,900		Sega Sammy Holdings, Inc	2,391,729
186,100		Seibu Holdings, Inc	3,140,495
246,700		Seiko Epson Corp	4,453,595
322,300		Sekisui Chemical Co Ltd	5,768,732
507,800		Sekisui House Ltd	8,655,702
631,900		Seven & I Holdings Co Ltd	25,806,716
448,000		Seven Bank Ltd	1,356,103
77,300		SG Holdings Co Ltd	1,695,701
143,699	e	Sharp Corp	3,340,955
186,700		Shimadzu Corp	5,324,197
19,200		Shimamura Co Ltd	1,796,665
61,100		Shimano, Inc	8,811,117
455,500		Shimizu Corp	4,767,447
309,600		Shin-Etsu Chemical Co Ltd	31,319,629
137,200		Shinsei Bank Ltd	2,160,909
233,400		Shionogi & Co Ltd	12,739,567
316

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

320,600		Shiseido Co Ltd	$23,618,749
408,000		Shizuoka Bank Ltd	3,770,947
143,700		Showa Shell Sekiyu KK	2,358,467
48,200		SMC Corp	16,332,982
694,800		Softbank Corp	58,031,220
59,200		Sohgo Security Services Co Ltd	2,715,406
1,066,600		Sony Corp	57,326,347
150,100		Sony Financial Holdings, Inc	2,884,391
111,400		Stanley Electric Co Ltd	3,917,920
170,700		Start Today Co Ltd	6,865,807
202,500		Sumco Corp	4,332,841
1,293,009		Sumitomo Chemical Co Ltd	7,446,086
940,500		Sumitomo Corp	15,486,964
133,100		Sumitomo Dainippon Pharma Co Ltd	2,582,996
619,900		Sumitomo Electric Industries Ltd	9,536,009
100,200		Sumitomo Heavy Industries Ltd	3,490,840
193,800		Sumitomo Metal Mining Co Ltd	6,966,485
1,130,400		Sumitomo Mitsui Financial Group, Inc	44,863,010
301,000		Sumitomo Realty & Development Co Ltd	11,028,458
135,000		Sumitomo Rubber Industries, Inc	2,237,432
62,100		Sundrug Co Ltd	2,487,280
116,100		Suntory Beverage & Food Ltd	4,939,034
163,700		Suruga Bank Ltd	1,466,697
62,400		Suzuken Co Ltd	2,732,533
289,400		Suzuki Motor Corp	17,021,906
141,400		Sysmex Corp	13,408,435
467,500		T&D Holdings, Inc	6,985,418
95,400		Taiheiyo Cement Corp	3,014,428
178,800		Taisei Corp	9,943,799
32,300		Taisho Pharmaceutical Holdings Co Ltd	3,658,954
121,600		Taiyo Nippon Sanso Corp	1,867,850
224,000		Takashimaya Co Ltd	1,876,000
598,700		Takeda Pharmaceutical Co Ltd	25,278,840
211,100		Tanabe Seiyaku Co Ltd	3,958,030
106,700		TDK Corp	11,431,504
157,200		Teijin Ltd	2,936,041
156,500		Temp Holdings Co Ltd	3,411,416
253,600		Terumo Corp	13,931,802
108,100		THK Co Ltd	2,944,654
152,600		Tobu Railway Co Ltd	4,498,294
98,700		Toho Co Ltd	2,947,128
64,300		Toho Gas Co Ltd	2,196,702
367,000		Tohoku Electric Power Co, Inc	4,673,660
567,200		Tokio Marine Holdings, Inc	26,985,064
1,243,400	*	Tokyo Electric Power Co, Inc	5,958,162
132,200		Tokyo Electron Ltd	23,174,647
327,200		Tokyo Gas Co Ltd	7,991,990
176,800		Tokyo Tatemono Co Ltd	2,380,476
426,100		Tokyu Corp	7,335,946
409,400		Tokyu Fudosan Holdings Corp	2,782,872
418,000		Toppan Printing Co Ltd	3,216,212
1,193,200		Toray Industries, Inc	9,247,074
5,545,000	*	Toshiba Corp	16,943,899
317

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

218,500		Tosoh Corp	$3,568,798
117,200		Toto Ltd	5,477,236
135,500		Toyo Seikan Kaisha Ltd	2,498,739
83,400		Toyo Suisan Kaisha Ltd	3,018,695
59,600		Toyoda Gosei Co Ltd	1,512,334
123,100		Toyota Industries Corp	6,967,853
1,924,200		Toyota Motor Corp	126,479,753
176,000		Toyota Tsusho Corp	6,016,232
99,400		Trend Micro, Inc	5,873,205
32,200		Tsuruha Holdings, Inc	3,961,043
338,100		Uni-Charm Corp	10,296,343
2,452		United Urban Investment Corp	3,812,655
189,200		USS Co Ltd	3,590,797
138,300		West Japan Railway Co	9,668,536
1,156,300	e	Yahoo! Japan Corp	4,399,255
94,600		Yakult Honsha Co Ltd	6,821,605
551,400		Yamada Denki Co Ltd	2,735,017
169,000		Yamaguchi Financial Group, Inc	1,915,163
115,500		Yamaha Corp	5,404,638
233,500		Yamaha Motor Co Ltd	6,164,390
257,600	e	Yamato Transport Co Ltd	7,466,093
102,600		Yamazaki Baking Co Ltd	2,551,356
210,500		Yaskawa Electric Corp	6,961,389
198,100		Yokogawa Electric Corp	3,523,379
93,800	e	Yokohama Rubber Co Ltd	2,009,163
		TOTAL JAPAN	2,927,434,082

JERSEY, C.I. - 0.1%
77,268		Randgold Resources Ltd	5,721,038
		TOTAL JERSEY, C.I.	5,721,038

LUXEMBOURG - 0.3%
559,197		ArcelorMittal	17,922,364
9,370		Eurofins Scientific	5,107,406
55,990	e	Millicom International Cellular S.A.	3,586,706
37,707		RTL Group	2,810,897
315,286		SES Global S.A.	6,302,579
391,592		Tenaris S.A.	7,173,829
		TOTAL LUXEMBOURG	42,903,781

MACAU - 0.1%
867,600		MGM China Holdings Ltd	1,871,218
2,020,000		Sands China Ltd	10,436,836
1,366,400		Wynn Macau Ltd	4,035,501
		TOTAL MACAU	16,343,555

MEXICO - 0.0%
190,935		Fresnillo plc	2,600,538
		TOTAL MEXICO	2,600,538

NETHERLANDS - 4.7%
350,454	g	ABN AMRO Group NV (ADR)	9,699,150
318

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,502,351		Aegon NV	$9,903,561
212,904		Akzo Nobel NV	19,664,006
345,325		ASML Holding NV	73,957,645
153,471		DSM NV	16,356,921
91,623		EXOR NV	6,010,369
96,725		Heineken Holding NV	9,353,104
218,818	e	Heineken NV	22,109,770
3,269,953		ING Groep NV	49,986,952
1,047,038		Koninklijke Ahold Delhaize NV	26,626,867
2,856,750	e	Koninklijke KPN NV	8,259,503
792,523		Koninklijke Philips Electronics NV	34,791,401
58,683		Koninklijke Vopak NV	2,760,232
255,505		NN Group NV	11,287,480
289,323	*	NXP Semiconductors NV	27,584,055
101,595		Randstad Holdings NV	6,429,753
3,875,446		Royal Dutch Shell plc (A Shares)	132,799,446
3,158,002		Royal Dutch Shell plc (B Shares)	110,615,988
239,356		Wolters Kluwer NV	14,413,743
		TOTAL NETHERLANDS	592,609,946

NEW ZEALAND - 0.2%
649,224	*	a2 Milk Co Ltd	4,636,891
808,611		Auckland International Airport Ltd	3,681,552
489,251		Fisher & Paykel Healthcare Corp	4,940,418
689,782		Fletcher Building Ltd	3,305,520
1,019,409		Meridian Energy Ltd	2,183,090
340,349		Ryman Healthcare Ltd	2,824,196
1,567,325		Telecom Corp of New Zealand Ltd	4,138,346
		TOTAL NEW ZEALAND	25,710,013

NORWAY - 0.7%
98,275		Aker BP ASA	3,511,459
821,710		DNB NOR Holding ASA	16,546,565
170,835		Gjensidige Forsikring BA	2,742,075
1,132,213		Norsk Hydro ASA	6,458,181
665,736		Orkla ASA	5,633,325
358,502		PAN Fish ASA	7,839,071
86,109		Schibsted ASA (B Shares)	2,791,633
982,683		Statoil ASA	26,072,750
631,737		Telenor ASA	12,358,044
147,856		Yara International ASA	6,519,280
		TOTAL NORWAY	90,472,383

PORTUGAL - 0.2%
2,198,328		Energias de Portugal S.A.	8,968,785
414,310		Galp Energia SGPS S.A.	8,509,154
206,678		Jeronimo Martins SGPS S.A.	3,071,053
		TOTAL PORTUGAL	20,548,992

SINGAPORE - 1.2%
1,879,208		Ascendas REIT	3,802,922
2,022,893		CapitaCommercial Trust	2,605,715
2,082,500		CapitaLand Ltd	4,947,084
319

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

2,142,730		CapitaMall Trust	$3,406,025
336,700		City Developments Ltd	2,481,779
1,748,900		ComfortDelgro Corp Ltd	3,023,032
1,516,676		DBS Group Holdings Ltd	29,841,077
4,978,900		Genting Singapore Ltd	4,681,377
5,804,147		Golden Agri-Resources Ltd	1,195,624
87,209		Jardine Cycle & Carriage Ltd	2,159,111
1,228,700		Keppel Corp Ltd	6,210,941
2,650,491		Oversea-Chinese Banking Corp	22,579,981
727,360		SembCorp Industries Ltd	1,433,345
479,133		Singapore Airlines Ltd	3,476,755
641,600		Singapore Airport Terminal Services Ltd	2,449,707
734,800		Singapore Exchange Ltd	4,022,199
1,303,100	e	Singapore Press Holdings Ltd	2,789,934
1,353,400		Singapore Technologies Engineering Ltd	3,405,121
6,970,303		Singapore Telecommunications Ltd	16,450,043
1,907,600		Suntec Real Estate Investment Trust	2,584,349
1,127,829		United Overseas Bank Ltd	22,427,418
397,777		UOL Group Ltd	2,100,280
225,500		Venture Corp Ltd	2,772,881
1,538,900		Wilmar International Ltd	3,544,158
		TOTAL SINGAPORE	154,390,858

SOUTH AFRICA - 0.2%
892,850	e	Anglo American plc (London)	20,210,396
550,602		Investec plc	3,985,787
297,096		Mediclinic International plc	1,994,290
		TOTAL SOUTH AFRICA	26,190,473

SPAIN - 3.0%
222,244		ACS Actividades Construccion y Servicios S.A.	9,740,244
55,284	g	Aena S.A.	10,038,165
370,149		Amadeus IT Holding S.A.	31,575,912
5,611,507		Banco Bilbao Vizcaya Argentaria S.A.	41,107,942
4,849,243		Banco de Sabadell S.A.	8,072,850
13,594,010	e	Banco Santander S.A.	76,372,709
1,035,649		Bankia S.A.	4,071,249
575,906		Bankinter S.A.	5,554,750
2,992,964		CaixaBank S.A.	13,770,257
902,370		Corp Mapfre S.A.	2,831,956
194,119		Enagas	5,426,904
269,830		Endesa S.A.	6,239,706
411,152		Ferrovial S.A.	8,486,583
293,702		Gas Natural SDG S.A.	7,956,037
246,719		Grifols S.A.	7,164,514
139,156	*,m	Iberdrola S.A.	1,081,926
4,870,474		Iberdrola S.A.	37,867,415
914,394		Industria De Diseno Textil S.A.	29,965,252
362,236		Red Electrica Corp S.A.	7,677,644
1,177,333		Repsol YPF S.A.	23,352,366
203,354	*	Siemens Gamesa Renewable Energy	2,868,503
3,939,650		Telefonica S.A.	35,399,804
		TOTAL SPAIN	376,622,688
320

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

SWEDEN - 2.6%
244,129		Alfa Laval AB	$6,710,983
847,127		Assa Abloy AB	16,722,699
567,116		Atlas Copco AB (A Shares)	16,240,164
337,100		Atlas Copco AB (B-Shares)	8,834,513
228,669		Boliden AB	6,806,970
195,740		Electrolux AB (Series B)	4,591,315
583,159	*	Epiroc AB	6,982,296
323,262	*	Epiroc AB	3,425,648
2,586,025		Ericsson (LM) (B Shares)	20,300,942
506,963		Essity AB	12,681,425
730,835	e	Hennes & Mauritz AB (B Shares)	11,378,822
217,980		Hexagon AB (B Shares)	13,285,748
345,532		Husqvarna AB (B Shares)	2,729,891
70,664	e	ICA Gruppen AB	2,342,851
141,138		Industrivarden AB	2,972,736
195,482		Investment AB Kinnevik (B Shares)	6,746,817
382,901		Investor AB (B Shares)	16,679,114
59,054		Lundbergs AB (B Shares)	1,929,687
164,087		Lundin Petroleum AB	5,410,209
2,554,233		Nordea Bank AB	27,146,028
953,746		Sandvik AB	17,439,888
256,214		Securitas AB (B Shares)	4,609,794
1,375,003		Skandinaviska Enskilda Banken AB (Class A)	14,698,916
294,111		Skanska AB (B Shares)	5,532,347
320,625		SKF AB (B Shares)	6,582,548
1,286,169		Svenska Handelsbanken AB	15,887,417
768,557		Swedbank AB (A Shares)	18,174,300
149,590		Swedish Match AB	8,177,676
314,388		Tele2 AB (B Shares)	4,218,567
2,367,520		TeliaSonera AB	11,388,201
1,320,037		Volvo AB (B Shares)	23,165,339
		TOTAL SWEDEN	323,793,851

SWITZERLAND - 8.5%
1,547,708		ABB Ltd	35,528,490
136,822		Adecco S.A.	8,411,432
39,009		Baloise Holding AG.	6,083,048
1,795		Barry Callebaut AG.	3,058,090
439,050		Cie Financiere Richemont S.A.	38,451,497
183,767		Clariant AG.	4,394,110
165,552		Coca-Cola HBC AG.	5,941,997
2,152,399		Credit Suisse Group	34,615,989
28,922	e	Dufry Group	3,826,905
6,816		EMS-Chemie Holding AG.	4,371,579
195,439		Ferguson plc	15,412,861
31,205		Geberit AG.	13,894,792
7,609		Givaudan S.A.	17,810,415
9,727,362		Glencore Xstrata plc	42,658,692
408,439		Holcim Ltd	20,828,029
186,510		Julius Baer Group Ltd	10,231,868
48,220		Kuehne & Nagel International AG.	7,695,903
321

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

921		Lindt & Spruengli AG.	$6,349,449
89		Lindt & Spruengli AG. (Registered)	7,129,141
62,846		Lonza Group AG.	19,345,084
2,621,414		Nestle S.A.	213,627,802
1,872,583		Novartis AG.	157,150,363
32,662		Pargesa Holding S.A.	2,728,113
14,298		Partners Group	10,850,272
45,586		Phonak Holding AG.	8,404,295
591,831		Roche Holding AG.	145,381,103
34,002		Schindler Holding AG.	7,918,153
16,200		Schindler Holding AG. (Registered)	3,664,764
4,367		SGS S.A.	11,383,290
106,980		Sika AG.	15,189,911
580,911		STMicroelectronics NV	12,537,116
8,697		Straumann Holding AG.	6,753,448
26,316		Swatch Group AG.	11,778,793
45,829		Swatch Group AG. (Registered)	3,771,574
29,044		Swiss Life Holding	10,414,556
62,797		Swiss Prime Site AG.	5,754,873
264,388		Swiss Re Ltd	24,239,954
21,163		Swisscom AG.	9,935,934
49,749		Temenos Group AG.	8,007,171
3,242,297		UBS AG.	53,291,810
38,736		Vifor Pharma AG.	7,327,039
127,441		Zurich Financial Services AG.	39,079,833
		TOTAL SWITZERLAND	1,075,229,538

UNITED ARAB EMIRATES - 0.0%
85,869		NMC Health plc	4,271,139
		TOTAL UNITED ARAB EMIRATES	4,271,139

UNITED KINGDOM - 14.7%
823,206		3i Group plc	10,224,031
175,911		Admiral Group plc	4,572,752
418,780		Ashtead Group plc	12,856,297
304,340		Associated British Foods plc	9,798,146
1,066,897		AstraZeneca plc	82,125,657
826,749	g	Auto Trader Group plc	4,611,483
3,379,864		Aviva plc	22,150,674
235,649		Babcock International Group	2,208,896
2,679,360		BAE Systems plc	22,936,199
14,366,708		Barclays plc	36,546,085
877,415		Barratt Developments plc	6,145,337
106,342		Berkeley Group Holdings plc	5,205,055
16,788,505		BP plc	126,172,994
1,931,989		British American Tobacco plc	106,205,780
776,150		British Land Co plc	6,722,125
7,160,034		BT Group plc	21,903,139
282,930		Bunzl plc	8,407,015
349,941		Burberry Group plc	9,666,035
4,700,409		Centrica plc	9,177,161
866,893		CNH Industrial NV	10,176,907
184,729		Coca-Cola European Partners plc (Class A)	7,618,224
322

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,333,031		Compass Group plc	$28,672,601
1,123,458	g	ConvaTec Group plc	3,225,712
110,535		Croda International plc	7,457,368
76,217		DCC plc	7,051,380
2,071,330		Diageo plc	75,991,833
1,174,972		Direct Line Insurance Group plc	5,301,291
135,840		easyJet plc	2,884,759
771,659		Experian Group Ltd	18,945,918
913,589	*	Fiat DaimlerChrysler Automobiles NV	15,577,809
4,176,119		GlaxoSmithKline plc	86,739,008
1,263,663		Group 4 Securicor plc	4,573,672
464,890		GVC Holdings plc	7,142,485
681,608		Hammerson plc	4,661,568
233,987		Hargreaves Lansdown plc	6,374,176
16,863,447		HSBC Holdings plc	161,489,336
805,865		Imperial Tobacco Group plc	30,862,775
1,037,393		Informa plc	10,745,780
149,917		InterContinental Hotels Group plc	9,253,051
524,304		International Consolidated Airlines Group S.A.	4,869,021
133,068		Intertek Group plc	10,265,176
3,045,224		ITV plc	6,581,580
1,438,248		J Sainsbury plc	6,167,592
586,489		John Wood Group plc	5,003,784
162,690		Johnson Matthey plc	8,015,397
1,828,160		Kingfisher plc	7,107,519
614,821		Land Securities Group plc	7,601,921
5,013,515		Legal & General Group plc	17,253,155
60,635,226		Lloyds TSB Group plc	49,701,361
262,685		London Stock Exchange Group plc	15,139,351
1,397,019		Marks & Spencer Group plc	5,646,262
649,396		Meggitt plc	4,856,060
4,042,713		Melrose Industries plc	11,439,466
608,420	g	Merlin Entertainments plc	3,145,190
373,021		Micro Focus International plc	6,086,746
307,579		Mondi plc	8,457,033
2,829,518		National Grid plc	30,227,628
119,771		Next plc	9,324,684
652,123		Pearson plc	7,898,568
263,946		Persimmon plc	8,584,731
2,181,526		Prudential plc	51,469,901
562,741		Reckitt Benckiser Group plc	50,168,676
814,303	e	RELX NV	17,710,026
888,358		RELX plc	19,354,972
1,409,773		Rolls-Royce Group plc	18,329,197
4,005,398	*	Royal Bank of Scotland Group plc	13,394,701
778,694		Royal Mail plc	4,790,954
859,227		RSA Insurance Group plc	7,266,918
890,802		Sage Group plc	7,264,443
96,322		Schroders plc	3,932,930
864,808		Scottish & Southern Energy plc	14,171,098
821,687		Segro plc	7,162,139
199,881		Severn Trent plc	5,073,025
766,528		Shire Ltd	43,656,907
323

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

868,564		Sky plc	$17,353,366
738,172		Smith & Nephew plc	12,780,749
330,634		Smiths Group plc	6,987,431
447,611		St. James’s Place plc	7,082,247
2,375,116		Standard Chartered plc	21,417,219
2,258,526		Standard Life plc	9,251,239
2,714,713		Taylor Wimpey plc	6,229,894
8,188,718		Tesco plc	27,964,509
221,982		Travis Perkins plc	3,483,530
1,300,573	e	Unilever NV	75,031,297
1,037,889		Unilever plc	59,289,357
567,246		United Utilities Group plc	5,353,060
22,446,699		Vodafone Group plc	54,836,400
210,727		Weir Group plc	5,399,960
153,926		Whitbread plc	7,907,198
1,965,690		WM Morrison Supermarkets plc	6,740,106
1,068,870		WPP plc	16,719,239
		TOTAL UNITED KINGDOM	1,853,325,427

UNITED STATES - 0.2%
150,002		Carnival plc	8,707,232
73,018		iShares MSCI EAFE Index Fund	5,029,480
190,684	*	QIAGEN NV (Turquoise)	6,913,574
		TOTAL UNITED STATES	20,650,286

		TOTAL COMMON STOCKS	12,367,180,299
		(Cost $10,394,515,115)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.6%

GOVERNMENT AGENCY DEBT - 0.2%
$30,000,000	Federal Home Loan Bank (FHLB)	1.770%	08/01/18	30,000,000
	TOTAL GOVERNMENT AGENCY DEBT			30,000,000

TREASURY DEBT - 1.4%
31,150,000	United States Treasury Bill	1.824	08/02/18	31,148,444
44,760,000	United States Treasury Bill	1.784-1.841	08/09/18	44,741,623
40,325,000	United States Treasury Bill	1.826	08/16/18	40,293,706
35,760,000	United States Treasury Bill	1.854	08/30/18	35,705,340
15,900,000	United States Treasury Bill	1.880	09/06/18	15,870,068
	TOTAL TREASURY DEBT			167,759,181
324

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.0%
254,176,437	c	State Street Navigator Securities Lending Government Money Market Portfolio	$254,176,437
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	254,176,437

		TOTAL SHORT-TERM INVESTMENTS	451,935,618
		(Cost $451,938,098)

		TOTAL INVESTMENTS - 101.7%	12,819,115,917
		(Cost $10,846,453,213)
		OTHER ASSETS & LIABILITIES, NET - (1.7)%	(213,263,558)
		NET ASSETS - 100.0%	$12,605,852,359

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $241,502,521.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2018, the aggregate value of these securities amounted to $90,547,925 or 0.7% of net assets.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of July 31, 2018 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	1,922	9/21/18	$189,490,045	$192,613,230	$3,123,185
325

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
July 31, 2018

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$2,473,053,478	19.6%
INDUSTRIALS	1,727,023,153	13.7
CONSUMER DISCRETIONARY	1,545,492,357	12.3
CONSUMER STAPLES	1,392,950,707	11.0
HEALTH CARE	1,355,664,285	10.8
MATERIALS	1,002,743,883	8.0
INFORMATION TECHNOLOGY	834,901,103	6.6
ENERGY	742,505,758	5.9
TELECOMMUNICATION SERVICES	459,186,225	3.6
REAL ESTATE	426,848,823	3.4
UTILITIES	406,810,527	3.2
SHORT-TERM INVESTMENTS	451,935,618	3.6
OTHER ASSETS & LIABILITIES, NET	(213,263,558)	(1.7)

NET ASSETS	$12,605,852,359	100.0%
326

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2018

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE

BONDS - 95.5%

CORPORATE BONDS - 45.5%

ARGENTINA - 1.9%
	$2,020,000	g	AES Argentina Generacion S.A.		7.750%	02/02/24	$1,882,054
	2,000,000	g	Rio Energy S.A.		6.875	02/01/25	1,658,000
	800,000	g	Transportadora de Gas del Sur S.A.		6.750	05/02/25	751,760
	2,000,000	g,i	YPF S.A.	Argentina Deposit Rates Badlar + 4.000%	36.750	07/07/20	1,051,737
	1,950,000	g	YPF S.A.		6.950	07/21/27	1,737,937
	2,000,000	g	YPF S.A.		7.000	12/15/47	1,603,750
			TOTAL ARGENTINA				8,685,238

AZERBAIJAN - 0.5%
	2,250,000		State Oil Co of the Azerbaijan Republic		4.750	03/13/23	2,237,839
			TOTAL AZERBAIJAN				2,237,839

BAHRAIN - 0.4%
	1,800,000	g	Oil and Gas Holding Co BSCC		7.500	10/25/27	1,710,967
			TOTAL BAHRAIN				1,710,967

BRAZIL - 4.2%
	1,450,000	g	Banco Votorantim S.A.		8.250	06/07/67	1,390,202
	2,300,000	g	Caixa Economica Federal		3.500	11/07/22	2,188,450
	1,800,000	g	Cemig Geracao e Transmissao S.A.		9.250	12/05/24	1,876,320
	1,825,000	g	Klabin Finance S.A.		4.875	09/19/27	1,690,406
	1,800,000	g	MARB BondCo plc		6.875	01/19/25	1,737,018
	1,051,589	g	Odebrecht Offshore Drilling Finance Ltd		6.720	12/01/22	996,381
	3,391,559	g,o	Odebrecht Offshore Drilling Finance Ltd		7.720	12/01/26	983,552
	527,012	g,j	Odebrecht Oil & Gas Finance Ltd		0.000	01/03/67	7,642
BRL	2,305,000	†,g,q	Oi S.A.		9.750	09/15/16	279,427
	$1,100,000	†,g,q	Oi S.A.		5.750	02/10/22	500,500
	1,500,000		Petrobras Global Finance BV		7.375	01/17/27	1,558,500
	1,625,000		Petrobras Global Finance BV		5.750	02/01/29	1,492,969
	1,700,000		Petrobras Global Finance BV		5.625	05/20/43	1,464,550
	2,000,000	g	Rio Oil Finance Trust		8.200	04/06/28	2,052,520
	1,800,000	g,q	Telemar Norte Leste S.A.		5.500	10/23/20	819,000
			TOTAL BRAZIL				19,037,437

CHILE - 2.1%
	2,850,000	g	Banco del Estado de Chile		2.668	01/08/21	2,789,438
	1,800,000	g	Corp Nacional del Cobre de Chile-CODELCO		3.625	08/01/27	1,711,512
327

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

	$1,675,000	g	Empresa Nacional del Petroleo	4.500%	09/14/47	$1,534,635
	2,100,000		Enel Chile S.A.	4.875	06/12/28	2,146,263
	1,500,000	g	Latam Finance Ltd	6.875	04/11/24	1,488,750
			TOTAL CHILE			9,670,598

CHINA - 0.9%
	2,100,000		China Evergrande Group	8.250	03/23/22	2,067,145
	2,350,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	2,091,500
			TOTAL CHINA			4,158,645

COLOMBIA - 1.3%
	1,750,000	g	Banco de Bogota S.A.	6.250	05/12/26	1,849,575
	2,000,000	g	Colombia Telecomunicaciones S.A. ESP	5.375	09/27/22	2,012,500
	1,800,000		Ecopetrol S.A.	5.375	06/26/26	1,874,250
			TOTAL COLOMBIA			5,736,325

COSTA RICA - 0.5%
	2,200,000	g	Banco Nacional de Costa Rica	5.875	04/25/21	2,255,000
			TOTAL COSTA RICA			2,255,000

CROATIA - 0.5%
	2,250,000	g	Hrvatska Elektroprivreda	5.875	10/23/22	2,356,738
			TOTAL CROATIA			2,356,738

GHANA - 1.0%
	3,000,000	g	Tullow Oil plc	6.250	04/15/22	2,977,500
	1,725,000	g	Tullow Oil plc	7.000	03/01/25	1,679,719
			TOTAL GHANA			4,657,219

GUATEMALA - 0.5%
	2,200,000	g	Comcel Trust	6.875	02/06/24	2,282,192
			TOTAL GUATEMALA			2,282,192

INDIA - 2.1%
	2,800,000	g	Azure Power Energy Ltd	5.500	11/03/22	2,690,747
	2,300,000	g	Delhi International Airport Ltd	6.125	10/31/26	2,306,152
	2,100,000	g	Greenko Dutch BV	5.250	07/24/24	2,000,250
	2,900,000	g	ICICI Bank Ltd	3.800	12/14/27	2,643,863
			TOTAL INDIA			9,641,012

INDONESIA - 4.5%
	2,000,000	g	Golden Legacy Pte Ltd	8.250	06/07/21	2,015,426
IDR	12,280,000,000	g	Jasa Marga Persero Tbk PT	7.500	12/11/20	813,274
	$2,000,000	g	Listrindo Capital BV	4.950	09/14/26	1,880,000
	2,200,000	g	Medco Platinum Road Pte Ltd	6.750	01/30/25	2,063,908
	2,300,000	g	Minejesa Capital BV	5.625	08/10/37	2,174,569
328

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

	$1,700,000	g	Pelabuhan Indonesia II PT	4.250%	05/05/25	$1,644,750
	2,050,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	2,042,386
	1,675,000	g	Perusahaan Listrik Negara PT	5.450	05/21/28	1,741,545
	2,000,000	g	Perusahaan Listrik Negara PT	5.250	10/24/42	1,931,000
	2,000,000	g	Perusahaan Listrik Negara PT	6.150	05/21/48	2,133,404
	2,300,000	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	2,193,885
			TOTAL INDONESIA			20,634,147

IRELAND - 0.4%
	2,000,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	1,960,000
			TOTAL IRELAND			1,960,000

ISRAEL - 1.5%
	1,600,000	g	Israel Chemicals Ltd	6.375	05/31/38	1,595,789
	2,300,000	g	Israel Electric Corp Ltd	4.250	08/14/28	2,246,509
	1,800,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	1,528,072
	1,450,000		Teva Pharmaceutical Finance Netherlands III BV	6.750	03/01/28	1,547,475
			TOTAL ISRAEL			6,917,845

JAMAICA - 0.2%
	1,400,000	g	Digicel Group Ltd	7.125	04/01/22	890,750
			TOTAL JAMAICA			890,750

KAZAKHSTAN - 1.5%
KZT	453,000,000	g	Development Bank of Kazakhstan JSC	8.950	05/04/23	1,288,592
	$1,500,000	g	Kazkommertsbank JSC	5.500	12/21/22	1,491,666
	1,550,000	g	KazMunayGas National Co JSC	6.375	10/24/48	1,619,471
	2,475,000	g	KazTransGas JSC	4.375	09/26/27	2,376,676
			TOTAL KAZAKHSTAN			6,776,405

KOREA, REPUBLIC OF - 0.6%
	3,000,000	g,h	Woori Bank	5.125	08/06/28	2,987,292
			TOTAL KOREA, REPUBLIC OF			2,987,292

MALAYSIA - 0.4%
	2,000,000		1MDB Global Investments Ltd	4.400	03/09/23	1,869,694
			TOTAL MALAYSIA			1,869,694

MEXICO - 5.0%
	800,000	g	BBVA Bancomer S.A.	5.350	11/12/29	770,376
	2,625,000	g	BBVA Bancomer S.A.	5.125	01/18/33	2,443,245
	2,225,000	g	Cometa Energia S.A. de C.V.	6.375	04/24/35	2,188,844
	1,700,000	g	Grupo Bimbo SAB de C.V.	5.950	12/30/49	1,725,500
	1,325,000	g	Grupo Cementos de Chihuahua SAB de C.V.	5.250	06/23/24	1,298,500
	2,000,000		Grupo Financiero Santander Mexico SAB de C.V.	8.500	12/30/49	2,157,500
	1,975,000	g	Mexico City Airport Trust	5.500	07/31/47	1,772,089
	4,550,000		Petroleos Mexicanos	6.500	03/13/27	4,622,800
329

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

	$2,100,000	g	Petroleos Mexicanos	5.350%	02/12/28	$1,962,030
	2,075,000	g	Petroleos Mexicanos	6.350	02/12/48	1,846,750
	2,000,000	g	Unifin Financiera SAB de C.V. SOFOM ENR	7.375	02/12/26	1,940,020
			TOTAL MEXICO			22,727,654

NIGERIA - 0.9%
	1,800,000	g	Access Bank plc	10.500	10/19/21	1,889,485
	2,300,000	g	IHS Netherlands Holdco BV	9.500	10/27/21	2,353,406
			TOTAL NIGERIA			4,242,891

OMAN - 0.5%
	2,250,000	g	Oztel Holdings SPC Ltd	6.625	04/24/28	2,231,159
			TOTAL OMAN			2,231,159

PERU - 3.1%
PEN	5,940,000	g	Fondo MIVIVIENDA S.A.	7.000	02/14/24	1,951,738
	$1,575,000	g	Hunt Oil Co of Peru LLC Sucursal Del Peru	6.375	06/01/28	1,641,937
	2,300,000	g	Inkia Energy Ltd	5.875	11/09/27	2,231,000
	2,000,000	g	Intercorp Financial Services, Inc	4.125	10/19/27	1,884,500
	2,200,000	g	Peru LNG Srl	5.375	03/22/30	2,241,140
	2,000,000	g	Petroleos del Peru S.A.	4.750	06/19/32	1,956,000
	2,300,000	g	Petroleos del Peru S.A.	5.625	06/19/47	2,305,060
			TOTAL PERU			14,211,375

RUSSIA - 1.6%
	2,000,000	g	Credit Bank of Moscow Via CBOM Finance plc	5.550	02/14/23	1,898,612
	1,800,000	g	Credit Bank of Moscow Via CBOM Finance plc	7.500	10/05/27	1,568,232
	450,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	03/23/27	437,661
	1,550,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	02/06/28	1,502,830
	2,300,000	g	LUKOIL International Finance BV	4.563	04/24/23	2,309,817
			TOTAL RUSSIA			7,717,152

SINGAPORE - 0.6%
	2,525,000	g	DBS Group Holdings Ltd	4.520	12/11/28	2,543,321
			TOTAL SINGAPORE			2,543,321

SOUTH AFRICA - 2.0%
	4,000,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	3,944,040
	2,400,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	2,455,646
	2,800,000	g	Transnet SOC Ltd	4.000	07/26/22	2,691,444
			TOTAL SOUTH AFRICA			9,091,130

SWITZERLAND - 0.4%
	2,000,000	g	Syngenta Finance NV	4.892	04/24/25	1,991,234
			TOTAL SWITZERLAND			1,991,234
330

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

TRINIDAD AND TOBAGO - 0.1%
	$400,000	g	Petroleum Co of Trinidad & Tobago Ltd	6.000%	05/08/22	$380,000
			TOTAL TRINIDAD AND TOBAGO			380,000

TURKEY - 3.0%
	1,900,000	g	Akbank TAS	7.200	03/16/27	1,573,637
	2,000,000	g	Akbank Turk AS.	6.797	04/27/28	1,524,656
	1,800,000	g	Export Credit Bank of Turkey	5.375	10/24/23	1,597,307
	1,375,000	g	Export Credit Bank of Turkey	6.125	05/03/24	1,234,519
	1,800,000	g	TC Ziraat Bankasi AS.	5.125	05/03/22	1,627,294
	1,550,000	g	Turkcell Iletisim Hizmetleri AS.	5.800	04/11/28	1,374,833
	2,000,000	g	Turkiye Garanti Bankasi AS.	6.125	05/24/27	1,591,500
	2,050,000	g	Turkiye Is Bankasi	6.125	04/25/24	1,796,427
	1,800,000	g	Yapi ve Kredi Bankasi AS.	5.850	06/21/24	1,540,993
			TOTAL TURKEY			13,861,166

UKRAINE - 1.4%
	2,125,000	g	MHP Lux S.A.	6.950	04/03/26	2,047,693
UAH	54,050,000		Ukreximbank Via Biz Finance plc	16.500	03/02/21	1,891,901
	$2,400,000	g	Ukreximbank Via Biz Finance plc	9.750	01/22/25	2,457,499
			TOTAL UKRAINE			6,397,093

UNITED ARAB EMIRATES - 0.4%
	1,975,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	1,913,289
			TOTAL UNITED ARAB EMIRATES			1,913,289

UNITED KINGDOM - 0.4%
	2,200,000	g	Jaguar Land Rover Automotive plc	4.500	10/01/27	1,949,750
			TOTAL UNITED KINGDOM			1,949,750

URUGUAY - 0.4%
	1,650,000	g	Arcos Dorados Holdings, Inc	5.875	04/04/27	1,601,193
			TOTAL URUGUAY			1,601,193

VENEZUELA - 0.2%
	3,175,000	†,q	Petroleos de Venezuela S.A.	5.375	04/12/27	752,157
			TOTAL VENEZUELA			752,157

ZAMBIA - 0.5%
	2,300,000	g	First Quantum Minerals Ltd	6.500	03/01/24	2,239,625
			TOTAL ZAMBIA			2,239,625

			TOTAL CORPORATE BONDS			208,315,532
			(Cost $217,008,874)
331

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

GOVERNMENT BONDS - 50.0%

ANGOLA - 1.1%
	$2,250,000	g	Angolan Government International Bond	8.250%	05/09/28	$2,331,245
	2,500,000	g	Angolan Government International Bond	9.375	05/08/48	2,647,620
			TOTAL ANGOLA			4,978,865

ARGENTINA - 2.5%
	2,850,000		Argentina Republic Government International Bond	5.625	01/26/22	2,706,075
	3,200,000		Argentina Republic Government International Bond	5.875	01/11/28	2,681,632
	4,650,000		Argentine Republic Government International Bond	7.125	06/28/17	3,685,125
	2,650,000	g	Provincia de Buenos Aires	7.875	06/15/27	2,345,276
			TOTAL ARGENTINA			11,418,108

AZERBAIJAN - 0.3%
	1,500,000	g	Republic of Azerbaijan International Bond	5.125	09/01/29	1,462,239
			TOTAL AZERBAIJAN			1,462,239

BAHRAIN - 0.3%
	1,250,000	g	Bahrain Government International Bond	6.750	09/20/29	1,136,386
			TOTAL BAHRAIN			1,136,386

BARBADOS - 0.0%
	150,000	g	Barbados Government International Bond	7.000	08/04/22	82,500
			TOTAL BARBADOS			82,500

BELARUS - 0.4%
	1,950,000	g	Republic of Belarus International Bond	6.200	02/28/30	1,900,529
			TOTAL BELARUS			1,900,529

BRAZIL - 2.2%
	1,500,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,463,670
BRL	7,650,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	2,082,904
	2,000,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/25	514,143
	10,600,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/29	2,630,188
	$3,050,000		Brazilian Government International Bond	7.125	01/20/37	3,411,425
			TOTAL BRAZIL			10,102,330

COLOMBIA - 0.9%
COP	5,065,000,000		Colombian TES	7.000	05/04/22	1,822,317
	6,885,000,000		Colombian TES	7.500	08/26/26	2,497,005
			TOTAL COLOMBIA			4,319,322
332

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

COSTA RICA - 0.7%
	$500,000	g	Costa Rica Government International Bond	7.000%	04/04/44	$512,500
	2,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	2,612,500
			TOTAL COSTA RICA			3,125,000

COTE D’IVOIRE - 0.9%
	1,803,750	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,715,359
	2,800,000	g	Ivory Coast Government International Bond	6.125	06/15/33	2,571,458
			TOTAL COTE D’IVOIRE			4,286,817

CROATIA - 0.3%
	1,500,000	g	Croatia Government International Bond	5.500	04/04/23	1,595,651
			TOTAL CROATIA			1,595,651

DOMINICAN REPUBLIC - 2.3%
	1,600,000	g	Dominican Republic International Bond	5.875	04/18/24	1,644,656
	1,750,000	g	Dominican Republic International Bond	5.950	01/25/27	1,771,875
DOP	80,000,000	g	Dominican Republic International Bond	11.250	02/05/27	1,737,892
	$3,160,000	g	Dominican Republic International Bond	7.450	04/30/44	3,420,700
	2,000,000	g	Dominican Republic International Bond	6.500	02/15/48	1,965,000
			TOTAL DOMINICAN REPUBLIC			10,540,123

ECUADOR - 2.2%
	4,150,000	g	Ecuador Government International Bond	9.650	12/13/26	4,175,750
	1,750,000	g	Ecuador Government International Bond	8.875	10/23/27	1,688,750
	2,500,000	g	Ecuador Government International Bond	7.875	01/23/28	2,287,500
	1,500,000	g	Petroamazonas EP	4.625	02/16/20	1,458,750
	625,000	g	Petroamazonas EP	4.625	11/06/20	590,514
			TOTAL ECUADOR			10,201,264

EGYPT - 1.6%
	2,125,000	g	Egypt Government International Bond	5.577	02/21/23	2,107,201
	2,200,000	g	Egypt Government International Bond	6.588	02/21/28	2,154,865
	2,550,000	g	Egypt Government International Bond	8.500	01/31/47	2,681,868
			TOTAL EGYPT			6,943,934

EL SALVADOR - 1.2%
	3,250,000	g	El Salvador Government International Bond	5.875	01/30/25	3,104,075
	1,950,000	g	El Salvador Government International Bond	8.625	02/28/29	2,130,375
			TOTAL EL SALVADOR			5,234,450

GHANA - 1.1%
GHS	2,965,000	†,g	Citigroup Global Markets Holdings, Inc	24.500	06/28/21	706,513
	$2,000,000	g	Ghana Government International Bond	7.625	05/16/29	2,065,796
	2,000,000	g	Ghana Government International Bond	8.627	06/16/49	2,072,232
			TOTAL GHANA			4,844,541
333

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

GREECE - 0.8%
EUR	250,000		Hellenic Republic Government International Bond	3.500%	01/30/23	$298,487
	2,850,000	g	Hellenic Republic Government International Bond	3.375	02/15/25	3,310,515
			TOTAL GREECE			3,609,002

GUATEMALA - 0.7%
	$1,650,000	g	Guatemala Government International Bond	4.375	06/05/27	1,585,650
	1,500,000	g	Guatemala Government International Bond	4.875	02/13/28	1,493,310
			TOTAL GUATEMALA			3,078,960

HONDURAS - 0.5%
	2,250,000	g	Honduras Government International Bond	7.500	03/15/24	2,439,338
			TOTAL HONDURAS			2,439,338

INDONESIA - 1.6%
	1,150,000	g	Indonesia Government International Bond	4.625	04/15/43	1,109,433
IDR	13,400,000,000		Indonesia Treasury Bond	8.250	07/15/21	952,949
	18,200,000,000		Indonesia Treasury Bond	8.375	09/15/26	1,299,765
	$3,975,000	g	Perusahaan Penerbit SBSN Indonesia III	4.400	03/01/28	3,944,194
			TOTAL INDONESIA			7,306,341

IRAQ - 0.6%
	2,850,000	g	Iraq Government International Bond	6.752	03/09/23	2,836,254
			TOTAL IRAQ			2,836,254

JAMAICA - 1.2%
	3,200,000		Jamaica Government International Bond	6.750	04/28/28	3,522,720
	1,700,000		Jamaica Government International Bond	7.875	07/28/45	1,978,800
			TOTAL JAMAICA			5,501,520

JORDAN - 0.4%
	400,000	g	Jordan Government International Bond	5.750	01/31/27	382,516
	1,475,000	g	Jordan Government International Bond	7.375	10/10/47	1,419,913
			TOTAL JORDAN			1,802,429

KAZAKHSTAN - 0.5%
	2,250,000	g	Kazakhstan Government International Bond	5.125	07/21/25	2,415,899
			TOTAL KAZAKHSTAN			2,415,899

KENYA - 0.6%
	1,450,000	g	Kenya Government International Bond	7.250	02/28/28	1,466,179
	1,325,000	g	Kenya Government International Bond	8.250	02/28/48	1,337,754
			TOTAL KENYA			2,803,933
334

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

LEBANON - 0.9%
	$3,200,000		Lebanon Government International Bond	6.250%	11/04/24	$2,697,344
	2,000,000		Lebanon Government International Bond	6.650	02/26/30	1,602,640
			TOTAL LEBANON			4,299,984

MEXICO - 0.9%
MXN	80,540,000		Mexican Bonos	6.500	06/09/22	4,133,273
			TOTAL MEXICO			4,133,273

MONGOLIA - 0.8%
	$3,950,000	g	Mongolia Government International Bond	5.125	12/05/22	3,819,875
			TOTAL MONGOLIA			3,819,875

MOROCCO - 0.5%
	2,000,000	g	Morocco Government International Bond	5.500	12/11/42	2,132,082
			TOTAL MOROCCO			2,132,082

NIGERIA - 1.1%
	2,725,000	g	Nigeria Government International Bond	6.500	11/28/27	2,662,835
	2,500,000	g	Nigeria Government International Bond	7.696	02/23/38	2,472,830
			TOTAL NIGERIA			5,135,665

OMAN - 0.4%
	1,200,000	g	Oman Government International Bond	6.500	03/08/47	1,116,000
	750,000	g	Oman Government International Bond	6.750	01/17/48	714,049
			TOTAL OMAN			1,830,049

PAKISTAN - 0.4%
	1,750,000	g	Pakistan Government International Bond	6.875	12/05/27	1,670,930
			TOTAL PAKISTAN			1,670,930

PARAGUAY - 0.7%
	3,150,000	g	Paraguay Government International Bond	5.600	03/13/48	3,203,550
			TOTAL PARAGUAY			3,203,550

PERU - 0.5%
PEN	6,325,000	g	Peruvian Government International Bond	6.950	08/12/31	2,140,994
			TOTAL PERU			2,140,994

PHILIPPINES - 0.4%
PHP	105,000,000		Philippine Government International Bond	6.250	01/14/36	1,996,987
			TOTAL PHILIPPINES			1,996,987

335

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

POLAND - 0.6%
PLN	1,670,000		Republic of Poland Government International Bond	2.250%	04/25/22	$458,145
	2,900,000		Republic of Poland Government International Bond	2.500	01/25/23	797,966
	6,100,000		Republic of Poland Government International Bond	2.750	04/25/28	1,610,517
			TOTAL POLAND			2,866,628

REPUBLIC OF SERBIA - 1.2%
	$1,500,000	g	Serbia Government International Bond	7.250	09/28/21	1,640,244
RSD	158,000,000		Serbia Treasury Bonds	5.750	07/21/23	1,684,288
	182,000,000		Serbia Treasury Bonds	5.875	02/08/28	1,937,278
			TOTAL REPUBLIC OF SERBIA			5,261,810

ROMANIA - 0.4%
	$1,900,000	g	Romanian Government International Bond	5.125	06/15/48	1,909,532
			TOTAL ROMANIA			1,909,532

RUSSIA - 1.7%
RUB	25,000,000		Russian Federal Bond - Federal Loan Obligation	7.000	01/25/23	395,851
	93,500,000		Russian Federal Bond - Federal Loan Obligation	7.000	08/16/23	1,479,717
	54,000,000		Russian Federal Bond - Federal Loan Obligation	7.700	03/23/33	863,551
	$3,000,000	g	Russian Foreign Bond - Eurobond	4.375	03/21/29	2,933,079
	2,000,000	g	Russian Foreign Bond - Eurobond	5.250	06/23/47	1,985,000
			TOTAL RUSSIA			7,657,198

RWANDA - 0.4%
	1,800,000	g	Rwanda Government International Bond	6.625	05/02/23	1,841,303
			TOTAL RWANDA			1,841,303

SENEGAL - 0.8%
EUR	1,000,000	g	Senegal Government International Bond	4.750	03/13/28	1,141,847
	$1,400,000	g	Senegal Government International Bond	6.250	05/23/33	1,319,508
	1,500,000	g	Senegal Government International Bond	6.750	03/13/48	1,357,125
			TOTAL SENEGAL			3,818,480

SOUTH AFRICA - 2.4%
	1,150,000		Republic of South Africa Government International Bond	5.875	06/22/30	1,162,451
	2,350,000		South Africa Government International Bond	5.875	09/16/25	2,448,935
ZAR	71,800,000		South Africa Government International Bond	7.000	02/28/31	4,607,403
	$1,715,000		South Africa Government International Bond	6.250	03/08/41	1,753,937
	1,250,000		South Africa Government International Bond	5.375	07/24/44	1,145,986
			TOTAL SOUTH AFRICA			11,118,712

SRI LANKA - 1.7%
	1,500,000	g	Sri Lanka Government International Bond	5.750	04/18/23	1,481,517
	1,850,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,863,178
	4,250,000	g	Sri Lanka Government International Bond	6.750	04/18/28	4,200,802
			TOTAL SRI LANKA			7,545,497
336

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

THAILAND - 0.5%
THB	14,000,000		Thailand Government International Bond	2.000%	12/17/22	$418,332
	57,700,000		Thailand Government International Bond	3.400	06/17/36	1,784,182
			TOTAL THAILAND			2,202,514

TUNISIA - 0.6%
	$3,000,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	2,733,720
			TOTAL TUNISIA			2,733,720

TURKEY - 2.2%
	2,300,000		Turkey Government International Bond	3.250	03/23/23	2,007,362
	750,000		Turkey Government International Bond	5.750	03/22/24	709,045
	2,850,000		Turkey Government International Bond	6.000	03/25/27	2,616,368
	3,775,000		Turkey Government International Bond	5.125	02/17/28	3,238,074
	1,000,000		Turkey Government International Bond	6.875	03/17/36	918,208
	750,000		Turkey Government International Bond	6.000	01/14/41	617,852
			TOTAL TURKEY			10,106,909

UKRAINE - 2.4%
UAH	38,000,000	†	Citigroup Global Markets Holdings, Inc	14.700	01/25/21	1,386,338
	$3,575,000	g	Ukraine Government International Bond	7.750	09/01/23	3,597,487
	3,750,000	g	Ukraine Government International Bond	7.750	09/01/25	3,671,100
	2,300,000	g	Ukraine Government International Bond	7.375	09/25/32	2,086,578
	520,000	†,g,i	Ukraine Government International Bond	0.000	05/31/40	326,147
			TOTAL UKRAINE			11,067,650

URUGUAY - 1.9%
UYU	17,300,000	g	Uruguay Government International Bond	9.875	06/20/22	561,931
	$2,000,000		Uruguay Government International Bond	4.375	10/27/27	2,051,000
UYU	64,700,000	g	Uruguay Government International Bond	8.500	03/15/28	1,849,329
	$3,450,000		Uruguay Government International Bond	5.100	06/18/50	3,488,123
UYU	17,600,000		Uruguay Notas del Tesoro	13.900	07/29/20	619,243
			TOTAL URUGUAY			8,569,626

VENEZUELA - 0.4%
	$7,050,000	†,q	Venezuela Government International Bond	9.250	05/07/28	1,859,085
			TOTAL VENEZUELA			1,859,085

VIETNAM - 0.4%
	2,000,000	g	Vietnam Government International Bond	4.800	11/19/24	2,021,822
			TOTAL VIETNAM			2,021,822
337

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

ZAMBIA - 0.9%
	$400,000	g	Zambia Government International Bond	5.375%	09/20/22	$335,000
	3,500,000	g	Zambia Government International Bond	8.500	04/14/24	3,154,519
	750,000	g	Zambia Government International Bond	8.970	07/30/27	673,884
			TOTAL ZAMBIA			4,163,403

			TOTAL GOVERNMENT BONDS			229,073,013
			(Cost $236,621,926)

			TOTAL BONDS			437,388,545
			(Cost $453,630,800)

SHORT-TERM INVESTMENTS - 3.2%

ARGENTINA - 0.2%
ARS	20,500,000		Bonos de la Nacion Argentina con Ajuste por CER	3.750	02/08/19	833,240
			TOTAL ARGENTINA			833,240

EGYPT - 0.5%
EGP	36,000,000	j	Egypt Treasury Bills	0.000	03/05/19	1,814,293
	8,200,000	j	Egypt Treasury Bills	0.000	03/26/19	409,369
			TOTAL EGYPT			2,223,662

NIGERIA - 0.5%
NGN	160,000,000	j	Nigeria Treasury Bill	0.000	11/01/18	429,990
	730,000,000	j	Nigeria Treasury Bill	0.000	12/20/18	1,922,837
			TOTAL NIGERIA			2,352,827

UNITED STATES - 2.0%
	$9,200,000		Federal Home Loan Bank (FHLB)	1.770	08/01/18	9,200,000
			TOTAL UNITED STATES			9,200,000

			TOTAL SHORT-TERM INVESTMENTS			14,609,729
			(Cost $14,881,483)

			TOTAL INVESTMENTS - 98.7%			451,998,274
			(Cost $468,512,283)
			OTHER ASSETS & LIABILITIES, NET - 1.3%			6,123,468
			NET ASSETS - 100.0%			$458,121,742

Abbreviation(s):
ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GHS	Ghanaian cedi
IDR	Indonesian rupiah
338

TIAA-CREF FUNDS - Emerging Markets Debt Fund

	KZT	Kazakhstani tenge
	MXN	Mexican Peso
	NGN	Nigerian naira
	PEN	Peruvian Sol
	PHP	Philippine Peso
	PLN	Polish złoty
	RSD	Serbian Dinar
	RUB	Russian Ruble
	THB	Thai baht
	UAH	Ukrainian hryvnia
	UYU	Uruguayan Peso
	ZAR	South African Rand

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2018, the aggregate value of these securities amounted to $327,604,414 or 71.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
o	Payment in Kind Bond
q	In default
†	Security is categorized as Level 3 in the fair value hierarchy.

Forward foreign currency contracts outstanding as of July 31, 2018 were as follows (See Note 3):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$1,782,854	PEN	5,900,000	Citibank N.A.	12/21/2018	$(10,293)
PEN	5,900,000		$1,790,646	Citibank N.A.	12/21/2018	2,501
					Total	$(7,792)

Abbreviation(s):
PEN	Peruvian Sol
339

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2018

		% OF
SECTOR	VALUE	NET ASSETS
GOVERNMENT	$229,073,013	50.0%
FINANCIALS	63,123,649	13.8
UTILITIES	45,316,767	9.9
ENERGY	41,429,541	9.0
INDUSTRIALS	14,738,778	3.2
TELECOMMUNICATION SERVICES	12,917,221	2.8
MATERIALS	10,527,066	2.3
CONSUMER DISCRETIONARY	7,657,869	1.7
CONSUMER STAPLES	5,510,211	1.2
REAL ESTATE	4,018,883	0.9
HEALTH CARE	3,075,547	0.7
SHORT-TERM INVESTMENTS	14,609,729	3.2
OTHER ASSETS & LIABILITIES, NET	6,123,468	1.3

NET ASSETS	$458,121,742	100.0%
340

TIAA-CREF FUNDS - International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2018

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 2.1%

CANADA - 0.3%
$739,065	i	1011778 BC / New Red Finance, Inc	LIBOR 1 M + 2.250%	4.340%	02/16/24	$738,296
		TOTAL CANADA				738,296

IRELAND - 0.3%
744,375	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 2.000%	4.090	01/15/25	738,881
		TOTAL IRELAND				738,881

LUXEMBOURG - 0.4%
746,250	i	Ineos US Finance LLC	LIBOR 2 M + 2.000%	4.090	03/31/24	744,481
246,875	i	Vouvray US Finance, LLC	LIBOR 1 M + 3.000%	5.090	03/09/24	245,332
		TOTAL LUXEMBOURG				989,813

UNITED STATES - 1.1%
740,625	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.750%	4.840	03/01/24	739,188
123,750	i	Endo Luxembourg Finance I Co Sarl	LIBOR 1 M + 4.250%	6.380	04/27/24	123,776
685,568	i	First Data Corp	LIBOR 1 M + 2.000%	4.090	07/10/22	685,486
260,240	i	Mallinckrodt International Finance S.A.	LIBOR 3 M + 2.750%	5.200	09/24/24	256,011
98,507	i	Sabre GLBL, Inc	LIBOR 1 M + 2.000%	4.090	02/22/24	98,538
740,625	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	4.840	02/06/24	719,332
		TOTAL UNITED STATES				2,622,331

		TOTAL BANK LOAN OBLIGATIONS				5,089,321
		(Cost $5,138,070)

BONDS - 91.2%

CORPORATE BONDS - 21.2%

ARGENTINA - 0.1%
375,000	g	YPF S.A.		7.000	12/15/47	300,703
		TOTAL ARGENTINA				300,703

BRAZIL - 0.3%
500,000	g	Banco do Brasil S.A.		4.625	01/15/25	476,500
400,000		Petrobras Global Finance BV		5.750	02/01/29	367,500
		TOTAL BRAZIL				844,000
341

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

CANADA - 0.4%
	$850,000	g	Eldorado Gold Corp	6.125%	12/15/20	$830,875
EUR	250,000	g	Fairfax Financial Holdings Ltd	2.750	03/29/28	294,022
			TOTAL CANADA			1,124,897

CHILE - 0.5%
	$350,000	g	Banco del Estado de Chile	2.668	01/08/21	342,563
	300,000		Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	282,753
	425,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	404,107
	450,000		Enel Chile S.A.	4.875	06/12/28	459,914
			TOTAL CHILE			1,489,337

CHINA - 0.7%
	400,000		Baidu, Inc	2.875	07/06/22	384,827
	500,000	z	Shimao Property Holdings Ltd	5.200	01/30/25	459,317
EUR	800,000	z	Three Gorges Finance II Cayman Islands Ltd	1.300	06/21/24	938,492
			TOTAL CHINA			1,782,636

COLOMBIA - 0.6%
	$500,000	g	Banco de Bogota S.A.	4.375	08/03/27	485,000
	500,000		Ecopetrol S.A.	4.125	01/16/25	492,500
	500,000		Ecopetrol S.A.	5.375	06/26/26	520,625
			TOTAL COLOMBIA			1,498,125

FRANCE - 0.7%
EUR	800,000		Credit Agricole Assurances S.A.	4.250	01/13/67	1,002,271
	600,000		Engie S.A.	2.375	05/19/26	773,638
			TOTAL FRANCE			1,775,909

GERMANY - 0.4%
	500,000		Deutsche Bank AG.	1.250	09/08/21	586,508
	350,000	g,o	IHO Verwaltungs GmbH	3.750	09/15/26	417,458
			TOTAL GERMANY			1,003,966

INDIA - 0.6%
	$675,000	g	ICICI Bank Ltd	3.800	12/14/27	615,382
EUR	400,000		NTPC Ltd	2.750	02/01/27	467,180
	$500,000	z	NTPC Ltd	4.500	03/19/28	488,599
			TOTAL INDIA			1,571,161

INDONESIA - 0.3%
	425,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	423,421
	500,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	475,967
			TOTAL INDONESIA			899,388
342

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

ISRAEL - 0.4%
	$625,000	g	Israel Electric Corp Ltd	4.250%	08/14/28	$610,464
	600,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	509,357
			TOTAL ISRAEL			1,119,821

ITALY - 0.1%
EUR	300,000		Intesa Sanpaolo S.p.A	3.500	01/17/22	376,287
			TOTAL ITALY			376,287

JAPAN - 0.4%
	225,000	z	Mitsubishi UFJ Financial Group, Inc	0.680	01/26/23	263,191
	500,000	z	Sumitomo Mitsui Financial Group, Inc	0.819	07/23/23	586,425
	210,000	z	Sumitomo Mitsui Financial Group, Inc	0.934	10/11/24	244,951
			TOTAL JAPAN			1,094,567

KAZAKHSTAN - 0.2%
	$475,000	g	KazTransGas JSC	4.375	09/26/27	456,130
			TOTAL KAZAKHSTAN			456,130

KOREA, REPUBLIC OF - 0.2%
	275,000	g	Korea East-West Power Co Ltd	3.875	07/19/23	274,333
	325,000	g,h	POSCO	4.000	08/01/23	324,143
			TOTAL KOREA, REPUBLIC OF			598,476

MEXICO - 1.1%
	575,000	g	BBVA Bancomer S.A.	5.125	01/18/33	535,187
	500,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	467,125
EUR	200,000		Petroleos Mexicanos	1.875	04/21/22	231,810
	550,000	z	Petroleos Mexicanos	3.625	11/24/25	639,943
	$650,000	g	Petroleos Mexicanos	5.350	02/12/28	607,295
	450,000	g	Sigma Finance Netherlands BV	4.875	03/27/28	447,750
			TOTAL MEXICO			2,929,110

NETHERLANDS - 0.1%
EUR	125,000	g	OCI NV	5.000	04/15/23	154,554
			TOTAL NETHERLANDS			154,554

OMAN - 0.2%
	$400,000	g	Oztel Holdings SPC Ltd	5.625	10/24/23	402,016
			TOTAL OMAN			402,016

PANAMA - 0.2%
	550,000	g	Banco General S.A.	4.125	08/07/27	530,695
			TOTAL PANAMA			530,695
343

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

PERU - 0.1%
	$350,000	g	Cerro del Aguila S.A.	4.125%	08/16/27	$328,562
			TOTAL PERU			328,562

RUSSIA - 0.3%
EUR	400,000	z	Gazprom OAO Via Gaz Capital S.A.	2.500	03/21/26	460,235
	$300,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	03/23/27	291,774
	200,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	02/06/28	193,914
			TOTAL RUSSIA			945,923

SINGAPORE - 0.1%
	250,000	g	DBS Group Holdings Ltd	4.520	12/11/28	251,814
			TOTAL SINGAPORE			251,814

SOUTH AFRICA - 0.2%
	300,000	z	Barclays Africa Group Ltd	6.250	04/25/28	292,950
	200,000	z	FirstRand Bank Ltd	6.250	04/23/28	200,920
			TOTAL SOUTH AFRICA			493,870

SPAIN - 0.2%
EUR	500,000		Iberdrola International BV	1.125	04/21/26	583,794
			TOTAL SPAIN			583,794

SWEDEN - 0.1%
	$350,000	g	Stena AB	7.000	02/01/24	327,250
			TOTAL SWEDEN			327,250

SWITZERLAND - 0.7%
EUR	600,000	g,z	Credit Suisse Group AG.	1.250	07/17/25	698,447
GBP	350,000		Glencore Finance Europe S.A.	6.500	02/27/19	472,026
EUR	325,000		Tyco Electronics Group S.A.	1.100	03/01/23	390,638
	$475,000	z	UBS Group Funding Switzerland AG.	5.000	01/31/67	415,625
			TOTAL SWITZERLAND			1,976,736

TURKEY - 0.4%
	500,000	g	Export Credit Bank of Turkey	5.375	10/24/23	443,697
	350,000	g	TC Ziraat Bankasi AS.	5.125	09/29/23	303,303
	375,000	g	Turkcell Iletisim Hizmetleri AS.	5.800	04/11/28	332,621
			TOTAL TURKEY			1,079,621

UNITED ARAB EMIRATES - 0.2%
	425,000	g	Abu Dhabi Crude Oil Pipeline LLC	3.650	11/02/29	406,693
			TOTAL UNITED ARAB EMIRATES			406,693

UNITED KINGDOM - 1.2%
GBP	500,000		BAE Systems plc	4.125	06/08/22	710,848
344

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

EUR	500,000	z	Barclays plc	0.625%	11/14/23	$567,618
	600,000		FCE Bank plc	1.134	02/10/22	707,773
GBP	500,000		HSBC Holdings plc	2.175	06/27/23	654,584
EUR	450,000	g	Virgin Media Finance plc	4.500	01/15/25	533,825
			TOTAL UNITED KINGDOM			3,174,648

UNITED STATES - 10.2%
	600,000	g	Adient Global Holdings Ltd	3.500	08/15/24	667,444
GBP	575,000		AMC Entertainment Holdings, Inc	6.375	11/15/24	766,195
EUR	500,000		American International Group, Inc	1.500	06/08/23	599,938
	600,000		American Tower Corp	1.950	05/22/26	706,783
	$300,000		Andeavor Logistics LP	4.250	12/01/27	295,478
EUR	450,000		Apple, Inc	1.375	05/24/29	533,986
	570,000	g	Aramark International Finance Sarl	3.125	04/01/25	689,725
	500,000	g	AT&T, Inc	2.350	09/05/29	590,276
	$500,000	g	AXA Equitable Holdings, Inc	5.000	04/20/48	478,571
EUR	700,000	g	Axalta Coating Systems Dutch Holding B BV	3.750	01/15/25	845,946
	350,000		Ball Corp	4.375	12/15/23	462,887
	500,000	z	Bank of America Corp	1.662	04/25/28	582,908
	430,000		Becton Dickinson and Co	1.401	05/24/23	507,512
	470,000		Becton Dickinson and Co	1.900	12/15/26	548,311
	500,000		Chubb INA Holdings, Inc	1.550	03/15/28	582,601
	500,000	z	Citigroup, Inc	1.500	07/24/26	585,384
	$600,000		Continental Resources, Inc	4.375	01/15/28	598,200
EUR	500,000		DH Europe Finance S.A.	1.200	06/30/27	578,485
GBP	750,000	z	Digital Stout Holding LLC	2.750	07/19/24	989,740
	200,000		Discovery Communications LLC	2.500	09/20/24	256,607
	150,000		Fidelity National Information Services, Inc	1.700	06/30/22	194,625
EUR	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	434,208
	500,000	z	General Motors Financial Co, Inc	1.694	03/26/25	581,779
	375,000	z	Goldman Sachs Group, Inc	1.375	05/15/24	442,419
	$500,000	g	Hyundai Capital America	3.250	09/20/22	485,125
EUR	550,000	g	International Game Technology plc	4.750	02/15/23	697,350
	500,000	g	Iron Mountain, Inc	3.000	01/15/25	580,293
	750,000		Johnson Controls International plc	1.000	09/15/23	879,532
	500,000	z	JPMorgan Chase & Co	1.638	05/18/28	592,135
	650,000		Liberty Mutual Group, Inc	2.750	05/04/26	809,635
	$350,000		MGM Resorts International	4.625	09/01/26	329,000
EUR	300,000		Morgan Stanley	1.342	10/23/26	344,991
	500,000	z	Mylan, Inc	2.125	05/23/25	591,950
GBP	600,000	z	New York Life Global Funding	1.750	12/15/22	794,266
EUR	350,000	g	OI European Group BV	3.125	11/15/24	417,583
	500,000		Parker-Hannifin Corp	1.125	03/01/25	586,247
	500,000		ProLogis LP	3.000	06/02/26	651,510
	500,000	g	Scientific Games International, Inc	3.375	02/15/26	561,304
	750,000		Silgan Holdings, Inc	3.250	03/15/25	896,745
	200,000		Simon International Finance S.C.A	1.250	05/13/25	235,291
	500,000		SYSCO Corp	1.250	06/23/23	601,265
	150,000		Thermo Fisher Scientific, Inc	1.400	01/23/26	175,952
	185,000		Thermo Fisher Scientific, Inc	1.375	09/12/28	208,698
	500,000		United Technologies Corp	1.150	05/18/24	589,774
345

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

EUR	400,000		Verizon Communications, Inc	1.375%	10/27/26	$467,865
	400,000		Verizon Communications, Inc	1.875	10/26/29	468,197
GBP	300,000		Welltower, Inc	4.800	11/20/28	444,005
EUR	500,000		Whirlpool Finance Luxembourg Sarl	1.100	11/09/27	553,546
	375,000		Xylem, Inc	2.250	03/11/23	467,695
			TOTAL UNITED STATES			26,949,962

			TOTAL CORPORATE BONDS			56,470,651
			(Cost $56,293,174)

GOVERNMENT BONDS - 70.0%

ANGOLA - 0.3%
	$750,000	g	Angolan Government International Bond	8.250	05/09/28	777,082
			TOTAL ANGOLA			777,082

ARGENTINA - 0.4%
	1,325,000		Argentina Republic Government International Bond	5.875	01/11/28	1,110,363
			TOTAL ARGENTINA			1,110,363

AUSTRALIA - 1.9%
AUD	2,400,000		Australia Government International Bond	2.250	05/21/28	1,718,951
	1,680,000	g	Queensland Treasury Corp	3.500	08/21/30	1,269,616
	995,000		Treasury Corp of Victoria	6.000	06/15/20	791,431
	1,675,000		Treasury Corp of Victoria	3.000	10/20/28	1,245,576
			TOTAL AUSTRALIA			5,025,574

AUSTRIA - 0.4%
EUR	850,000	g	Republic of Austria Government International Bond	0.750	02/20/28	1,007,461
			TOTAL AUSTRIA			1,007,461

BELGIUM - 0.5%
	1,200,000	g	Kingdom of Belgium Government International Bond	1.600	06/22/47	1,387,747
			TOTAL BELGIUM			1,387,747

BERMUDA - 0.7%
	$1,700,000	g	Bermuda Government International Bond	4.854	02/06/24	1,761,421
			TOTAL BERMUDA			1,761,421

BRAZIL - 0.6%
BRL	5,650,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,538,354
			TOTAL BRAZIL			1,538,354

CANADA - 2.0%
CAD	1,800,000		Canadian Government International Bond	1.000	09/01/22	1,318,081
346

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

CAD	1,300,000		Canadian Government International Bond	5.000%	06/01/37	$1,394,498
	2,450,000		Province of British Columbia Canada	2.550	06/18/27	1,840,706
	1,000,000		Province of Quebec Canada	2.750	09/01/27	759,872
			TOTAL CANADA			5,313,157

COTE D’IVOIRE - 0.4%
EUR	1,000,000	g	Ivory Coast Government International Bond	6.625	03/22/48	1,137,574
			TOTAL COTE D’IVOIRE			1,137,574

CYPRUS - 0.1%
	300,000		Cyprus Government International Bond	2.750	06/27/24	367,033
			TOTAL CYPRUS			367,033

DOMINICAN REPUBLIC - 0.4%
DOP	48,650,000	g	Dominican Republic International Bond	8.900	02/15/23	991,841
			TOTAL DOMINICAN REPUBLIC			991,841

ECUADOR - 0.2%
	$625,000	g	Petroamazonas EP	4.625	11/06/20	590,514
			TOTAL ECUADOR			590,514

EGYPT - 0.5%
	550,000	g	Egypt Government International Bond	5.577	02/21/23	545,393
	675,000	g	Egypt Government International Bond	8.500	01/31/47	709,906
			TOTAL EGYPT			1,255,299

FRANCE - 4.3%
EUR	400,000		Caisse d’Amortissement de la Dette Sociale	1.375	11/25/24	500,533
	2,393,000		France Republic Government Bond OAT	1.750	11/25/24	3,078,002
	2,340,000		French Republic Government Bond OAT	1.000	05/25/21	2,765,136
	1,600,000		French Republic Government Bond OAT	0.750	05/25/28	1,885,488
	1,250,000		French Republic Government Bond OAT	1.250	05/25/34	1,488,112
	1,250,000	g	French Republic Government Bond OAT	2.000	05/25/48	1,601,746
			TOTAL FRANCE			11,319,017

GERMANY - 0.5%
	1,000,000		Bundesrepublik Deutschland	1.250	08/15/48	1,218,018
			TOTAL GERMANY			1,218,018

GHANA - 0.4%
	$1,000,000	g	Ghana Government International Bond	8.627	06/16/49	1,036,116
			TOTAL GHANA			1,036,116

GREECE - 2.2%
EUR	2,100,000	g	Hellenic Republic Government International Bond	4.375	08/01/22	2,588,875
347

TIAA-CREF FUNDS - International Bond Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

EUR	2,800,000	g	Hellenic Republic Government International Bond		3.375%	02/15/25	$3,252,436
			TOTAL GREECE				5,841,311

HONDURAS - 0.5%
	$1,350,000	g	Honduras Government International Bond		7.500	03/15/24	1,463,602
			TOTAL HONDURAS				1,463,602

INDONESIA - 0.4%
IDR	13,820,000,000		Indonesia Treasury Bond		8.250	07/15/21	982,818
			TOTAL INDONESIA				982,818

ISRAEL - 1.1%
ILS	3,600,000	i	Israel Government International Bond - FRN		0.180	05/31/26	974,255
	5,250,000		Israel Government International Bond-Fixed		5.500	01/31/42	2,033,926
			TOTAL ISRAEL				3,008,181

ITALY - 6.5%
EUR	2,075,000		Italy Buoni Poliennali Del Tesoro		0.350	06/15/20	2,408,533
	1,250,000		Italy Buoni Poliennali Del Tesoro		0.050	04/15/21	1,419,407
	4,225,000		Italy Buoni Poliennali Del Tesoro		0.900	08/01/22	4,798,805
	5,425,000		Italy Buoni Poliennali Del Tesoro		1.250	12/01/26	5,756,238
	1,575,000	g	Italy Buoni Poliennali Del Tesoro		2.950	09/01/38	1,745,735
	850,000	i	Italy Certificati di Credito del Tesoro	EURIBOR 6 M ACT/260 + 1.100%	0.829	10/15/24	946,298
			TOTAL ITALY				17,075,016

JAPAN - 14.0%
JPY	13,000,000		Japan Finance Organization for Municipalities		0.440	08/15/25	119,358
	21,000,000		Japan Finance Organization for Municipalities		0.320	01/19/26	191,256
	30,000,000		Japan Finance Organization for Municipalities		0.145	02/16/26	269,658
	14,000,000		Japan Finance Organization for Municipalities		0.020	05/22/26	124,561
	738,150,000		Japan Government Five Year Bond		0.200	06/20/19	6,619,855
	119,600,000		Japan Government Five Year Bond		0.100	06/20/20	1,073,883
	76,000,000		Japan Government Five Year Bond		0.100	06/20/23	686,130
	650,450,000		Japan Government Ten Year Bond		0.100	09/20/26	5,868,273
	289,950,000		Japan Government Thirty Year Bond		2.500	09/20/34	3,456,254
	457,700,000		Japan Government Thirty Year Bond		0.500	09/20/46	3,874,046
	114,000,000		Japan Government Thirty Year Bond		0.700	06/20/48	1,007,407
	249,600,000		Japan Government Twenty Year Bond		1.900	03/22/21	2,351,314
	340,000,000		Japan Government Twenty Year Bond		2.100	03/20/26	3,533,884
	229,000,000		Japan Government Twenty Year Bond		1.800	09/20/31	2,464,688
	117,000,000		Japan Government Twenty Year Bond		1.700	03/20/32	1,249,695
	278,000,000		Japan Government Twenty Year Bond		0.600	12/20/36	2,540,030
	180,000,000		Japan Government Two Year Bond		0.100	02/15/19	1,611,693
			TOTAL JAPAN				37,041,985
348

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

JORDAN - 0.2%
	$475,000	g	Jordan Government International Bond	7.375%	10/10/47	$457,260
			TOTAL JORDAN			457,260

KENYA - 0.1%
	375,000	g	Kenya Government International Bond	7.250	02/28/28	379,184
			TOTAL KENYA			379,184

KOREA, REPUBLIC OF - 3.9%
	500,000		Export-Import Bank of Korea	3.000	11/01/22	484,959
	500,000	g	Korea Housing Finance Corp	2.000	10/11/21	473,193
KRW	3,210,000,000		Korea Treasury Bond	2.000	03/10/21	2,861,091
	5,764,500,000		Korea Treasury Bond	1.375	09/10/21	5,028,686
	1,800,000,000		Korea Treasury Bond	1.500	12/10/26	1,481,933
			TOTAL KOREA, REPUBLIC OF			10,329,862

LEBANON - 0.4%
	$1,400,000	z	Lebanon Government International Bond	6.850	03/23/27	1,179,689
			TOTAL LEBANON			1,179,689

MEXICO - 0.7%
MXN	14,000,000		Mexican Bonos	8.000	12/07/23	759,554
	23,500,000		Mexican Bonos	5.750	03/05/26	1,116,057
			TOTAL MEXICO			1,875,611

MONGOLIA - 0.2%
	$525,000	g	Mongolia Government International Bond	5.625	05/01/23	512,040
			TOTAL MONGOLIA			512,040

NETHERLANDS - 1.4%
EUR	1,075,000	g	Netherlands Government International Bond	2.000	07/15/24	1,405,098
	1,950,000	g	Netherlands Government International Bond	0.750	07/15/28	2,328,772
			TOTAL NETHERLANDS			3,733,870

NEW ZEALAND - 0.2%
NZD	525,000		New Zealand Government International Bond	4.500	04/15/27	410,023
			TOTAL NEW ZEALAND			410,023

NIGERIA - 0.5%
	$725,000	g	Nigeria Government International Bond	6.500	11/28/27	708,461
	600,000	g	Nigeria Government International Bond	7.143	02/23/30	597,452
			TOTAL NIGERIA			1,305,913

NORWAY - 0.8%
NOK	17,000,000	g	Norway Government International Bond	2.000	04/26/28	2,108,907
			TOTAL NORWAY			2,108,907
349

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

PERU - 0.6%
PEN	4,480,000	g	Peruvian Government International Bond	8.200%	08/12/26	$1,640,504
			TOTAL PERU			1,640,504

POLAND - 1.3%
PLN	8,165,000		Poland Government International Bond	4.000	10/25/23	2,392,865
	1,350,000		Republic of Poland Government International Bond	2.500	01/25/23	371,467
	2,750,000		Republic of Poland Government International Bond	2.750	04/25/28	726,053
			TOTAL POLAND			3,490,385

RUSSIA - 0.9%
RUB	87,000,000		Russian Federal Bond - Federal Loan Obligation	7.000	01/25/23	1,377,562
	$1,200,000	g	Russian Foreign Bond - Eurobond	4.375	03/21/29	1,173,232
			TOTAL RUSSIA			2,550,794

SAUDI ARABIA - 0.8%
	2,000,000	g	Saudi Government International Bond	4.500	04/17/30	2,016,550
			TOTAL SAUDI ARABIA			2,016,550

SENEGAL - 0.4%
EUR	1,000,000	g	Senegal Government International Bond	4.750	03/13/28	1,141,847
			TOTAL SENEGAL			1,141,847

SINGAPORE - 1.7%
SGD	2,020,000		Singapore Government International Bond	2.000	07/01/20	1,486,164
	4,250,000		Singapore Government International Bond	1.750	04/01/22	3,090,713
			TOTAL SINGAPORE			4,576,877

SOUTH AFRICA - 0.9%
ZAR	10,700,000		South Africa Government International Bond	10.500	12/21/26	902,213
	16,500,000		South Africa Government International Bond	7.000	02/28/31	1,058,804
	7,800,000		South Africa Government International Bond	8.750	01/31/44	551,010
			TOTAL SOUTH AFRICA			2,512,027

SPAIN - 4.9%
EUR	2,985,000		Spain Government International Bond	0.400	04/30/22	3,535,415
	3,600,000	g	Spain Government International Bond	2.750	10/31/24	4,748,601
	1,070,000	g	Spain Government International Bond	1.400	07/30/28	1,250,066
	600,000	g	Spain Government International Bond	2.350	07/30/33	743,995
	850,000	g	Spain Government International Bond	4.700	07/30/41	1,436,271
	1,000,000	g	Spain Government International Bond	2.700	10/31/48	1,220,797
			TOTAL SPAIN			12,935,145

SRI LANKA - 0.5%
	$1,250,000	g	Sri Lanka Government International Bond	5.750	04/18/23	1,234,597
			TOTAL SRI LANKA			1,234,597
350

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

SUPRANATIONAL - 1.9%
IDR	11,300,000,000	g	European Investment Bank	7.200%	07/09/19	$778,619
NZD	850,000		Inter-American Development Bank	3.500	05/15/21	593,934
AUD	2,150,000		Inter-American Development Bank	4.750	08/27/24	1,766,707
	2,000,000		International Bank for Reconstruction & Development	2.800	01/12/22	1,499,683
NZD	500,000		International Bank for Reconstruction & Development	3.375	01/25/22	348,613
			TOTAL SUPRANATIONAL			4,987,556

SWEDEN - 0.4%
SEK	7,805,000		Sweden Government International Bond	2.250	06/01/32	1,033,357
			TOTAL SWEDEN			1,033,357

THAILAND - 1.4%
THB	50,000,000		Thailand Government International Bond	1.875	06/17/22	1,491,340
	70,500,000		Thailand Government International Bond	3.400	06/17/36	2,179,980
			TOTAL THAILAND			3,671,320

UNITED KINGDOM - 7.1%
GBP	1,250,000		United Kingdom Gilt	1.750	07/22/19	1,656,800
	2,960,000		United Kingdom Gilt	1.500	01/22/21	3,950,604
	1,600,000		United Kingdom Gilt	0.500	07/22/22	2,064,021
	725,000		United Kingdom Gilt	4.250	12/07/27	1,194,744
	1,230,000		United Kingdom Gilt	4.750	12/07/30	2,197,816
	1,175,000		United Kingdom Gilt	4.250	03/07/36	2,137,861
	3,205,000		United Kingdom Gilt	1.500	07/22/47	3,948,054
	1,175,000		United Kingdom Gilt	1.750	07/22/57	1,581,155
			TOTAL UNITED KINGDOM			18,731,055

URUGUAY - 0.5%
UYU	20,760,000	g	Uruguay Government International Bond	9.875	06/20/22	674,317
	21,800,000	g	Uruguay Government International Bond	8.500	03/15/28	623,112
			TOTAL URUGUAY			1,297,429

			TOTAL GOVERNMENT BONDS			185,361,286
			(Cost $187,768,783)

			TOTAL BONDS			241,831,937
			(Cost $244,061,957)
351

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

SHORT-TERM INVESTMENTS - 4.1%

EGYPT - 0.6%
EGP	28,200,000	j	Egypt Treasury Bills	0.000%	08/21/18	$1,564,748
			TOTAL EGYPT			1,564,748

NIGERIA - 0.8%
NGN	550,000,000	j	Nigeria Treasury Bill	0.000	08/02/18	1,518,918
	320,000,000	j	Nigeria Treasury Bill	0.000	11/01/18	859,979
			TOTAL NIGERIA			2,378,897

UNITED STATES - 2.7%
	$460,000		Federal Home Loan Bank (FHLB)	1.770	08/01/18	460,000
	1,560,000		United States Treasury Bill	1.786	08/16/18	1,558,789
	5,000,000		United States Treasury Bill	1.884	09/06/18	4,990,587
			TOTAL UNITED STATES			7,009,376

			TOTAL SHORT-TERM INVESTMENTS			10,953,021
			(Cost $10,946,981)

			TOTAL INVESTMENTS - 97.4%			257,874,279
			(Cost $260,147,008)
			OTHER ASSETS & LIABILITIES, NET - 2.6%			6,933,539
			NET ASSETS - 100.0%			$264,807,818

Abbreviation(s):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Pound Sterling
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Złoty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso
ZAR	South African Rand
352

TIAA-CREF FUNDS - International Bond Fund

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 7/31/2018, the aggregate value of these securities amounted to $69,521,147 or 26.3% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
o	Payment in Kind Bond
z	All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited which is a 100% owned subsidiary of the fund (see Note 1).

Forward foreign currency contracts outstanding as of July 31, 2018 were as follows (See Note 3):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$8,304,093	AUD	11,256,582	Bank of America	8/31/2018	$(60,445)
	$1,534,751	ILS	5,617,862	Bank of America	8/31/2018	1,701
	$9,316,965	KRW	10,466,958,221	Bank of America	8/31/2018	(89,423)
	$2,657,351	PLN	9,785,377	Bank of America	8/31/2018	(21,329)
	$1,266,431	ZAR	16,796,904	Bank of America	8/31/2018	(3,692)
					Total	$(173,188)
	$5,335,234	CAD	6,969,131	Citibank N.A.	8/31/2018	$(25,182)
	$24,165,147	GBP	18,435,001	Citibank N.A.	8/31/2018	(63,967)
	$2,118,505	NOK	17,363,164	Citibank N.A.	8/31/2018	(13,056)
	$1,354,462	NZD	2,001,436	Citibank N.A.	8/31/2018	(9,637)
					Total	$(111,842)
	$31,693,794	JPY	3,513,568,897	Morgan Stanley	8/31/2018	$203,853
	$1,042,091	SEK	9,209,685	Morgan Stanley	8/31/2018	(7,860)
					Total	$195,993
	$85,462,057	EUR	73,308,089	Toronto Dominion Bank	8/31/2018	$(464,549)
	$2,986,111	SGD	4,068,803	Toronto Dominion Bank	8/31/2018	(4,271)
	$1,817,488	THB	60,687,558	Toronto Dominion Bank	8/31/2018	(7,880)
					Total	$(476,700)
					Total	$(565,737)

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand
353

TIAA-CREF FUNDS - International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

CONSOLIDATED SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2018

		% OF
SECTOR	VALUE	NET ASSETS
GOVERNMENT	$185,361,286	70.0%
FINANCIALS	18,464,844	7.0
INDUSTRIALS	6,295,632	2.4
CONSUMER DISCRETIONARY	6,162,049	2.3
MATERIALS	5,364,074	2.0
ENERGY	5,406,670	2.0
UTILITIES	4,644,248	1.8
HEALTH CARE	4,702,561	1.8
REAL ESTATE	3,486,646	1.3
TELECOMMUNICATION SERVICES	2,794,800	1.1
INFORMATION TECHNOLOGY	2,722,308	1.0
CONSUMER STAPLES	1,516,140	0.6
SHORT-TERM INVESTMENTS	10,953,021	4.1
OTHER ASSETS & LIABILITIES, NET	6,933,539	2.6

NET ASSETS	$264,807,818	100.0%
354

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Small/Mid-Cap Equity Fund, Social Choice Equity Fund, Social Choice Low Carbon Equity Fund, Emerging Markets Equity Fund, Enhanced International Equity Index Fund, International Equity Fund, International Opportunities Fund, International Small-Cap Equity Fund, Social Choice International Equity Fund, Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, International Equity Index Fund, Emerging Markets Debt Fund and the International Bond Fund (collectively, the “Funds” or individually, the “Fund”). The Global Natural Resources Fund was liquidated on April 13, 2018 and its net assets were distributed to shareholders.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the SEC related to interim filings. Accordingly, the Schedule of investments does not include all information and footnotes required by GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of financial statement notes, please refer to the most recently filed annual or semi-annual report.

The preparation of the Schedule of investments requires the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Basis for consolidation: The International Bond Fund is presented on a consolidated basis with the TIAA-CREF International Bond Fund Offshore Limited (“Subsidiary”), a wholly owned subsidiary of the International Bond Fund organized under the laws of the Cayman Islands. The Subsidiary commenced operations on March 1, 2017 and is intended to provide the Fund with exposure to Regulation S fixed-income securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private placement transactions with the Commission pursuant to Regulation S under the Securities Act of 1933.The Subsidiary is advised by Advisors and has the same investment objective as the Fund, but unlike the Fund, it may invest in Regulation S securities without limitation. As of July 31, 2018, the net assets of the Subsidiary were $12,770,780 representing 5% of the Fund’s consolidated net assets. All inter-company transactions and balances have been eliminated.

Select financial information related to the Subsidiary is as follows:

Total market value of investments	$12,596,983
Net assets	$12,770,780
Net change in unrealized appreciation (depreciation)	$(682,127)
355

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

New accounting pronouncements: In March 2017, FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will reduce losses recognized when a security is called on an earlier date. This guidance is effective for fiscal years beginning after December 15, 2018. The Emerging Markets Debt Fund and the International Bond Fund early adopted this accounting pronouncement for the January 31, 2018 quarterly report. The adoption did not have a material impact on the Funds’ notes disclosures.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement: Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 modifies the disclosures required for fair value measurements. This guidance is effective for fiscal years beginning after December 15, 2019. Management is currently evaluating the impact of this guidance.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-CEN and N-PORT, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Form N-CEN and the data requirements of Form N-PORT were implemented on June 1, 2018 and did not have an impact on net assets.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule, in relation to the implementation of the liquidity risk management program and the 15% illiquid investment limit, must be adopted by December 1, 2018. In February 2018, the Commission issued Release No. IC-33142, which delayed the compliance requirements related to liquidity classification, highly liquid investment minimums, and board approval of the liquidity risk management programs from December 1, 2018 to June 1, 2019. Management is currently assessing the impact of this rule to the Funds’ financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at their estimated fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

356

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Options: Purchased and written options traded over the counter and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 of the fair value hierarchy.

Total return swap contracts: Total return swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended July 31, 2018, there were no material transfers between levels by the Funds, except as noted in the Level 3 reconciliation table.

As of July 31, 2018, 100% of the value of investments in the International Bond Fund was valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of July 31, 2018, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Enhanced Large-Cap Growth Index
Equity investments*	$2,646,815,909	$—	$—	$2,646,815,909
Short-term investments	20,746,328	5,900,000	—	26,646,328
Total	$2,667,562,237	$5,900,000	$—	$2,673,462,237
Enhanced Large-Cap Value Index
Equity investments*	$2,659,025,484	$—	$—	$2,659,025,484
Short-term investments	9,154,103	6,950,000	—	16,104,103
Total	$2,668,179,587	$6,950,000	$—	$2,675,129,587
Growth & Income
Equity investments:
Consumer discretionary	$867,692,472	$93,258,743	$—	$960,951,215
Consumer staples	524,438,774	26,136,850	—	550,575,624
Financials	823,697,713	31,337,698	—	855,035,411
Health care	1,037,491,467	72,760,124	—	1,110,251,591
Industrials	714,767,950	43,625,095	—	758,393,045
Information technology	1,857,117,156	44,145,857	—	1,901,263,013
All other equity investments*	846,140,265	—	—	846,140,265
Short-term investments	43,720,088	24,200,000	—	67,920,088
Purchased options**	122,993	—	—	122,993
Written options**	(9,674,270)	—	—	(9,674,270)
Total	$6,705,514,608	$335,464,367	$—	$7,040,978,975
Large-Cap Growth
Equity investments:
Consumer discretionary	$904,568,260	$84,163,753	$—	$988,732,013
Health care	728,654,812	63,649,530	—	792,304,342
Industrials	357,951,906	57,532,225	—	415,484,131
Information technology	2,664,658,148	87,952,188	—	2,752,610,336
All other equity investments*	385,675,201	9,329,429	—	395,004,630
Short-term investments	23,260,909	62,990,641	—	86,251,550
Written options**	(65,920)	—	—	(65,920)
Total	$5,064,703,316	$365,617,766	$—	$5,430,321,082
357

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Large-Cap Value
Equity investments:
Consumer discretionary	$689,711,561	$57,690,283	$—	$747,401,844
Energy	836,389,550	21,198,957	—	857,588,507
Financials	1,465,357,632	49,856,774	—	1,515,214,406
Industrials	473,127,663	64,193,820	7,267	537,328,750
Information technology	792,051,940	26,526,501	—	818,578,441
Materials	344,003,856	82,295,389	—	426,299,245
All other equity investments*	1,957,219,090	—	—	1,957,219,090
Short-term investments	102,790,253	—	—	102,790,253
Total	$6,660,651,545	$301,761,724	$7,267	$6,962,420,536
Mid-Cap Growth
Equity investments*	$1,532,113,944	$—	$—	$1,532,113,944
Short-term investments	46,063,613	6,650,000	—	52,713,613
Purchased options**	1,251,580	—	—	1,251,580
Written options**	(2,762,006)	—	—	(2,762,006)
Total	$1,576,667,131	$6,650,000	$—	$1,583,317,131
Mid-Cap Value
Equity investments:
Consumer discretionary	$364,007,352	$9,094,820	$—	$373,102,172
Health care	254,641,605	25,679,963	—	280,321,568
Information technology	299,442,882	9,380,279	—	308,823,161
Materials	267,546,177	15,344,206	—	282,890,383
All other equity investments*	2,584,695,034	—	—	2,584,695,034
Short-term investments	31,281,120	11,100,000	—	42,381,120
Total	$3,801,614,170	$70,599,268	$—	$3,872,213,438
Small-Cap Equity
Equity investments*	$3,757,868,663	$—	$—	$3,757,868,663
Short-term investments	83,633,383	4,050,000	—	87,683,383
Total	$3,841,502,046	$4,050,000	$—	$3,845,552,046
Small/Mid-Cap Equity
Equity investments*	$712,736,875	$—	$—	$712,736,875
Short-term investments	11,527,617	1,320,000	—	12,847,617
Total	$724,264,492	$1,320,000	$—	$725,584,492
Social Choice Equity
Equity investments:
Financials	$579,094,307	$—	$6,895	$579,101,202
All other equity investments*	2,998,387,324	—	—	2,998,387,324
Short-term investments	72,662,326	41,650,000	—	114,312,326
Futures contracts**	24,708	—	—	24,708
Total	$3,650,168,665	$41,650,000	$6,895	$3,691,825,560
Social Choice Low Carbon Equity
Equity investments:
Financials	$18,443,549	$—	$268	$18,443,817
All other equity investments*	92,729,323	—	—	92,729,323
Futures contracts**	(32)	—	—	(32)
Total	$111,172,840	$—	$268	$111,173,108
358

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Emerging Markets Equity
Equity investments:
Africa/Middle East	$—	$104,341,752	$—	$104,341,752
Asia	226,275,157	607,106,924	12,258	833,394,339
Europe	—	37,628,174	—	37,628,174
Latin America	89,301,479	181,123,915	—	270,425,394
All other equity investments*	26,814,175	104,644,964	3,242	131,462,381
Corporate bonds	—	—	53	53
Equity-linked notes	—	24,369,731	—	24,369,731
Short-term investments	701,877	72,378,871	—	73,080,748
Total	$343,092,688	$1,131,594,331	$15,553	$1,474,702,572
Enhanced International Equity Index
Equity investments:
Asia	$5,673,403	$534,146,876	$—	$539,820,279
Australasia	—	157,772,797	—	157,772,797
Europe	22,765,443	1,063,921,387	—	1,086,686,830
All other equity investments*	21,405,817	184,740,283	—	206,146,100
Short-term investments	14,821,843	2,450,000	—	17,271,843
Total	$64,666,506	$1,943,031,343	$—	$2,007,697,849
International Equity
Equity investments:
Asia	$—	$1,278,020,585	$—	$1,278,020,585
Europe	—	3,491,784,527	—	3,491,784,527
All other equity investments*	69,793,051	111,352,545	—	181,145,596
Short-term investments	80,401,666	45,259,547	—	125,661,213
Total	$150,194,717	$4,926,417,204	$—	$5,076,611,921
International Opportunities
Equity investments:
Asia	$26,526,398	$320,391,547	$18,152	$346,936,097
Australasia	—	56,764,312	—	56,764,312
Europe	19,014,262	632,831,570	—	651,845,832
Latin America	13,176,182	57,062,686	—	70,238,868
North America	—	134,781,642	—	134,781,642
All other equity investments*	6,346,620	223,022,810	8,197	229,377,627
Short-term investments	92,558,233	91,495,897	—	184,054,130
Total	$157,621,695	$1,516,350,464	$26,349	$1,673,998,508
International Small-Cap Equity
Equity investments:
Africa/Middle East	$12,238,710	$14,049,310	$—	$26,288,020
Asia	1,345,390	342,553,441	—	343,898,831
Australasia	—	41,061,321	—	41,061,321
Europe	—	322,922,189	—	322,922,189
North America	—	59,500,319	—	59,500,319
All other equity investments*	1,840,275	167,058,311	—	168,898,586
Short-term investments	21,421,119	17,600,000	—	39,021,119
Total	$36,845,494	$964,744,891	$—	$1,001,590,385
Social Choice International Equity
Equity investments:
Asia	$—	$14,451,724	$—	14,451,724
Australasia	—	4,118,342	—	4,118,342
Europe	1,106,039	28,121,254	—	29,227,293
All other equity investments*	—	6,401,388	—	6,401,388
Short-term investments	525,588	950,000	—	1,475,588
Futures contracts**	346	—	—	346
Total	$1,631,973	$54,042,708	$—	$55,674,681
359

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Financials	$2,704,210,182	$—	$8,515	$2,704,218,697
Health care	2,644,805,942	276	2,424	2,644,808,642
Industrials	1,988,674,640	—	71,574	1,988,746,214
All other equity investments*	11,404,718,106	—	—	11,404,718,106
Short-term investments	230,259,349	80,589,490	—	310,848,839
Futures contracts**	(95,292)	—	—	(95,292)
Total	$18,972,572,927	$80,589,766	$82,513	$19,053,245,206
Large-Cap Growth Index
Equity investments*	$6,125,427,020	$—	$—	$6,125,427,020
Short-term investments	38,835,659	6,900,000	—	45,735,659
Total	$6,164,262,679	$6,900,000	$—	$6,171,162,679
Large-Cap Value Index
Equity investments*	$6,517,862,929	$—	$—	$6,517,862,929
Short-term investments	23,067,992	850,000	—	23,917,992
Total	$6,540,930,921	$850,000	$—	$6,541,780,921
S&P 500 Index
Equity investments*	$4,981,173,460	$—	$—	$4,981,173,460
Short-term investments	5,117,145	22,550,000	—	27,667,145
Futures contracts**	506,119	—	—	506,119
Total	$4,986,796,724	$22,550,000	$—	$5,009,346,724
Small-Cap Blend Index
Equity investments:
Financials	$503,313,052	$—	$17,615	$503,330,667
Health care	435,713,193	561	10,998	435,724,752
Industrials	429,459,430	—	160,444	429,619,874
All other equity investments*	1,423,759,174	—	—	1,423,759,174
Short-term investments	236,260,155	39,400,000	—	275,660,155
Futures contracts**	(405,350)	—	—	(405,350)
Total	$3,028,099,654	$39,400,561	$189,057	$3,067,689,272
Emerging Markets Equity Index
Equity investments:
Africa/Middle East	$—	$164,330,268	$—	$164,330,268
Asia	207,853,237	1,588,137,528	2,841	1,795,993,606
Europe	2,641,906	87,294,690	—	89,936,596
Latin America	—	245,238,822	—	245,238,822
North America	105,299,237	626,413	—	105,925,650
All other equity investments*	10,794,968	260,115,611	18,457	270,929,036
Short-term investments	42,918,437	500,000	—	43,418,437
Total	$369,507,785	$2,346,243,332	$21,298	$2,715,772,415
International Equity Index
Equity investments:
Asia	$5,319,402	$3,346,562,937	$—	$3,351,882,339
Australasia	—	947,864,264	—	947,864,264
Europe	35,202,279	6,967,135,832	—	7,002,338,111
All other equity investments*	44,821,252	1,020,274,333	—	1,065,095,585
Short-term investments	254,176,437	197,759,181	—	451,935,618
Futures contracts**	3,123,185	—	—	3,123,185
Total	$342,642,555	$12,479,596,547	$—	$12,822,239,102
360

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Emerging Markets Debt
Africa/Middle East	$—	$99,004,170	$706,513	$99,710,683
Asia	—	81,290,459	—	81,290,459
Europe	—	80,495,556	1,712,485	82,208,041
Latin America	—	170,788,193	3,391,169	174,179,362
Short-term investments	—	14,609,729	—	14,609,729
Forward foreign currency contracts**	—	(7,792)	—	(7,792)
Total	$—	$446,180,315	$5,810,167	$451,990,482

*	For detailed categories, see the accompanying Schedules of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of Schedules of investments.

The following table is a reconciliation of the Emerging Markets Debt Fund’s investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments
Balance as of October 31, 2017	$7,485,491
Purchases	1,505,881
Sales	(2,355,963)
Gains (losses)	(379,352)
Change in unrealized appreciation (depreciation)	373,110
Transfers out of Level 3	(819,000)
Balance as of July 31, 2018	$5,810,167

The following table summarized the significant unobservable inputs used to value Level 3 investments in the Emerging Markets Debt Fund as of July 31, 2018:

Fund	Fair value as of July 31, 2018	Valuation technique	Unobservable input	Range (weighted average)
Corporate bonds	$1,532,084	Market transaction	Discount	54.5%-76.3% (65.2%)
Government bonds	2,092,851	Broker quote	*
Government bonds	2,185,232	Market transaction	Discount	37.3%-73.6% (68.2%)
Total	$5,810,167

*	Single source broker quote

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. The futures contracts outstanding as of July 31, 2018 are disclosed in the schedules of investments.

361

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). To manage the risk, the Funds may invest in both equity and index options. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the schedules of investments. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks may arise upon entering into over the counter options from the potential of default by counterparty. Also, risks related to the use of options include possible illiquidity of the options markets, and price movements in underlying security values. The purchased and written options outstanding as of July 31, 2018 are disclosed in the schedules of investments.

Forward foreign currency contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation. The Funds realize gains and losses at the time the forward is closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward contracts outstanding as of July 31, 2018 are disclosed in the schedules of investments.

Total return swap contracts: Total return swaps are agreements that provide a Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Fund include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund’s maximum loss from counterparty risk is the fair value of the contract. Certain Funds may invest in total return swap contracts to gain or hedge exposure to the underlying reference assets. There are no outstanding total return swap contracts as of July 31, 2018.

Note 4—affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

					Change in unrealized
	Value at	Purchase	Sales	Realized	appreciation	Dividend	Shares at	Value at
Issue	October 31, 2017	cost	proceeds	gain (loss)	(depreciation)	income	July 31, 2018	July 31, 2018
Emerging Markets Equity Fund
Common Stock Uruguay
Arcos Dorados Holdings, Inc	$66,221,070	$11,582,919	$—	$—	$(21,952,417)	$369,380	7,978,796	$55,851,572

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities are reflected in the schedule of investments. As of July 31, 2018, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

362

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Fund, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Fund will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security.

Net unrealized appreciation (depreciation): At July 31, 2018, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Enhanced Large-Cap Growth Index	$1,742,535,032	$943,454,537	$(12,527,332)	$930,927,205
Enhanced Large-Cap Value Index	2,237,571,595	474,058,157	(36,500,165)	437,557,992
Growth & Income	4,711,477,256	2,380,517,419	(51,015,700)	2,329,501,719
Large-Cap Growth	3,460,464,182	1,999,897,947	(30,041,047)	1,969,856,900
Large-Cap Value	5,871,927,117	1,343,856,536	(253,363,117)	1,090,493,419
Mid-Cap Growth	1,239,851,978	373,809,156	(30,344,003)	343,465,153
Mid-Cap Value	2,714,797,919	1,252,686,356	(95,270,837)	1,157,415,519
Small-Cap Equity	3,251,271,392	696,891,219	(102,610,565)	594,280,654
Small/Mid-Cap Equity	601,216,852	142,245,416	(17,877,776)	124,367,640
Social Choice Equity	2,707,742,404	1,041,375,375	(57,292,219)	984,083,156
Social Choice Low Carbon Equity	94,143,009	18,749,732	(1,719,633)	17,030,099
Emerging Markets Equity	1,450,844,615	129,196,195	(105,338,238)	23,857,957
Enhanced International Equity Index	1,850,554,973	203,619,743	(46,476,867)	157,142,876
International Equity	4,522,120,780	688,983,071	(134,491,930)	554,491,141
International Opportunities	1,237,572,779	490,374,585	(53,948,856)	436,425,729
International Small-Cap Equity	964,966,565	99,175,829	(62,552,152)	36,623,677
Social Choice International Equity	51,828,452	5,965,355	(2,119,472)	3,845,883
Equity Index	11,762,454,526	7,577,048,313	(286,257,633)	7,290,790,680
Large-Cap Growth Index	3,860,413,756	2,332,508,361	(21,759,438)	2,310,748,923
Large-Cap Value Index	5,402,848,625	1,362,698,085	(223,765,789)	1,138,932,296
S&P 500 Index	3,031,831,594	2,053,340,742	(75,825,612)	1,977,515,130
Small-Cap Blend Index	2,302,580,989	892,906,298	(127,798,015)	765,108,283
Emerging Markets Equity Index	2,350,500,649	567,110,628	(201,838,862)	365,271,766
International Equity Index	10,911,123,153	2,423,018,906	(511,902,957)	1,911,115,949
Emerging Markets Debt	468,573,014	4,691,474	(21,274,006)	(16,582,532)
International Bond	259,595,067	4,402,352	(6,688,877)	(2,286,525)
363

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: September 14, 2018	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: September 14, 2018	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: September 14, 2018	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer